UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance U.S. Government Money Market Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
U.S. Government Money Market Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’s Contract Approval	18
Officers and Trustees	21
Important Notices	22

Eaton Vance
U.S. Government Money Market Fund
April 30, 2011
Portfolio Managers Thomas H. Luster, CFA; Maria C. Cappellano
Performance 1

	Class A	Class B	Class C
Symbol	EHCXX	EBHXX	ECHXX
Inception Date	1/27/75	12/7/09	12/7/09

% Average Annual Total Returns at net asset value (NAV)

Six Months	0.00	0.00	0.00
One Year	0.00	0.00	0.00
Five Years	2.05	N.A.	N.A.
Ten Years	1.79	N.A.	N.A.
Since Inception	5.55	0.00	0.00

% SEC Average Annual Total Returns with maximum sales charge

Six Months	0.00	-5.00	-1.00
One Year	0.00	-5.00	-1.00
Five Years	2.05	N.A.	N.A.
Ten Years	1.79	N.A.	N.A.
Since Inception	5.55	-3.59	0.00

% Maximum Sales Charge	Class A	Class B	Class C

	None	5.00	1.00

% 7-Day SEC Yield[2]	Class A	Class B	Class C

	0.00	0.00	0.00

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C

	0.70	1.60	1.60

% Comparative Performance[4]	% Return

Lipper U.S. Government Money Market Funds Average*

Six Months	0.01
One Year	0.02
Five Years	1.84
Ten Years	1.70

* Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
U.S. Government Money Market Fund
April 30, 2011
Fund Profile

Asset Allocation (% of net assets)

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
U.S. Government Money Market Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	7-Day SEC Yield is annualized net investment income per share for the 7-day period ended on the date shown. Yields are historical, will fluctuate and can more closely reflect the current earnings of a fund than the total return quotation. Absent an expense waiver by the investment adviser, the returns would be lower.

3.	Source: Fund prospectus.

4.	It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)		Ratio

Actual
Class A	$1,000.00	$1,000.00	$0.89	**	0.18%
Class B	$1,000.00	$1,000.00	$0.89	**	0.18%
Class C	$1,000.00	$1,000.00	$0.89	**	0.18%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,023.90	$0.90	**	0.18%
Class B	$1,000.00	$1,023.90	$0.90	**	0.18%
Class C	$1,000.00	$1,023.90	$0.90	**	0.18%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

Portfolio of Investments (Unaudited)

Government-Backed Corporate Bonds(1) — 0.4%

Principal
Amount
(000’s omitted)	Security	Value

Banks and Money Services — 0.4%

$1,000	Citibank, 0.285%, 7/12/11(2)	$1,000,277

Total Government-Backed Corporate Bonds
(amortized cost $1,000,277)		$1,000,277

U.S. Government Agency Obligations — 74.6%

Principal
Amount
(000’s omitted)	Security	Value

Federal Home Loan Bank:
$1,500	0.17%, 5/27/11(2)	$1,500,000
670	0.19%, 5/27/11(2)	670,000
3,900	0.25%, 5/27/11(2)	3,899,857
2,000	0.29%, 12/16/11(2)	2,000,000
2,500	0.19%, 1/24/12(2)	2,500,000
350	0.46%, 3/14/12	350,077
2,500	0.40%, 4/3/12	2,500,000
3,105	0.40%, 4/27/12	3,105,000
3,578	Discount Note, 0.16%, 5/6/11	3,577,920
12,165	Discount Note, 0.04%, 5/11/11	12,164,865
2,400	Discount Note, 0.11%, 5/11/11	2,399,927
1,000	Discount Note, 0.19%, 5/11/11	999,947
4,919	Discount Note, 0.05%, 5/16/11	4,918,897
5,609	Discount Note, 0.04%, 5/20/11	5,608,882
1,000	Discount Note, 0.06%, 5/23/11	999,963
3,284	Discount Note, 0.14%, 6/1/11	3,283,604
2,500	Discount Note, 0.145%, 6/15/11	2,499,547
1,600	Discount Note, 0.06%, 6/24/11	1,599,856
2,086	Discount Note, 0.083%, 7/6/11	2,085,683
5,534	Discount Note, 0.08%, 7/12/11	5,533,115
1,800	Discount Note, 0.14%, 7/13/11	1,799,489
9,443	Discount Note, 0.09%, 7/15/11	9,441,229
1,100	Discount Note, 0.11%, 8/1/11	1,099,691
1,590	Discount Note, 0.10%, 8/24/11	1,589,492
4,100	Discount Note, 0.12%, 8/26/11	4,098,401

		$80,225,442

Federal Home Loan Mortgage Corp.:
$8,750	0.221%, 5/4/11(2)	$8,750,117
500	0.241%, 8/5/11(2)	500,121
1,850	0.08%, 11/9/11(2)	1,849,111
4,000	0.09%, 1/25/12(2)	3,997,603
2,500	Discount Note, 0.19%, 5/2/11	2,499,987
3,989	Discount Note, 0.18%, 5/3/11	3,988,960
4,600	Discount Note, 0.18%, 5/9/11	4,599,816
3,300	Discount Note, 0.145%, 5/16/11	3,299,801
10,007	Discount Note, 0.18%, 5/23/11	10,005,899
1,856	Discount Note, 0.139%, 6/6/11	1,855,742
2,500	Discount Note, 0.15%, 6/7/11	2,499,615
728	Discount Note, 0.15%, 6/21/11	727,845
227	Discount Note, 0.175%, 7/6/11	226,927
7,500	Discount Note, 0.075%, 7/18/11	7,498,781
2,144	Discount Note, 0.085%, 7/21/11	2,143,590
1,700	Discount Note, 0.10%, 8/10/11	1,699,523
255	Discount Note, 0.23%, 8/17/11	254,824
3,500	Discount Note, 0.15%, 8/22/11	3,498,352

		$59,896,614

Federal National Mortgage Association:
$580	0.192%, 5/13/11(2)	$579,982
2,500	Discount Note, 0.11%, 5/4/11	2,499,977
1,576	Discount Note, 0.04%, 5/5/11	1,575,993
1,001	Discount Note, 0.19%, 5/16/11	1,000,921
3,615	Discount Note, 0.05%, 6/20/11	3,614,749
1,250	Discount Note, 0.145%, 6/22/11	1,249,738
1,249	Discount Note, 0.13%, 7/6/11	1,248,702
2,877	Discount Note, 0.14%, 7/6/11	2,876,262
2,500	Discount Note, 0.16%, 7/11/11	2,499,211
8,500	Discount Note, 0.08%, 7/13/11	8,498,621
50	Discount Note, 0.32%, 8/1/11	49,959
1,500	Discount Note, 0.11%, 8/3/11	1,499,569
1,000	Discount Note, 0.11%, 8/8/11	999,697

		$28,193,381

Total U.S. Government Agency Obligations
(amortized cost $168,315,437)		$168,315,437

U.S. Treasury Obligations — 27.7%

Principal
Amount
(000’s omitted)	Security	Value

$2,500	U.S. Treasury Bill, 0.145%, 5/5/11	$2,499,960
2,500	U.S. Treasury Bill, 0.155%, 5/5/11	2,499,957
10,000	U.S. Treasury Bill, 0.163%, 5/12/11	9,999,504
5,000	U.S. Treasury Bill, 0.148%, 5/19/11	4,999,631
1,458	U.S. Treasury Bill, 0.14%, 5/26/11	1,457,858
10,000	U.S. Treasury Bill, 0.185%, 6/23/11	9,997,276
5,000	U.S. Treasury Bill, 0.14%, 7/14/11	4,998,561
1,000	U.S. Treasury Bill, 0.195%, 7/28/11	999,523

See Notes to Financial Statements.
6

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount
(000’s omitted)	Security	Value

$5,000	U.S. Treasury Bill, 0.136%, 8/25/11	$4,997,801
10,000	U.S. Treasury Bill, 0.129%, 9/15/11	9,995,072
10,000	U.S. Treasury Bill, 0.141%, 10/20/11	9,993,263

Total U.S. Treasury Obligations
(amortized cost $62,438,406)		$62,438,406

Total Investments — 102.7%
(amortized cost $231,754,120)(3)		$231,754,120

Other Assets, Less Liabilities — (2.7)%		$(6,198,584)

Net Assets — 100.0%		$225,555,536

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Bonds are guaranteed by the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program. The program provides for the payment of principal and interest by the FDIC in the event of default by the issuer through the earlier of the maturity date of the bond or December 31, 2012, the expiration date of the program.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2011.

(3)	Cost for federal income taxes is the same.

See Notes to Financial Statements.
7

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investments, at amortized cost	$231,754,120
Cash	214
Interest receivable	11,220
Receivable for Fund shares sold	420,633
Receivable from affiliate	108,963

Total assets	$232,295,150

Liabilities

Payable for Fund shares redeemed	$6,565,069
Distributions payable	61
Payable to affiliates:
Due to investment adviser	96,233
Trustees’ fees	42
Accrued expenses	78,209

Total liabilities	$6,739,614

Net Assets	$225,555,536

Sources of Net Assets

Paid-in capital	$225,757,934
Accumulated net realized loss	(202,398)

Total	$225,555,536

Class A Shares

Net Assets	$185,868,460
Shares Outstanding*	186,105,221
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$1.00

Class B Shares

Net Assets	$25,935,246
Shares Outstanding*	25,934,381
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$1.00

Class C Shares

Net Assets	$13,751,830
Shares Outstanding*	13,751,274
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$1.00

*	Shares of beneficial interest have no par value and unlimited authorization.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
8

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest	$206,319

Total investment income	$206,319

Expenses

Investment adviser fee	$587,519
Distribution and service fees
Class B	134,588
Class C	68,370
Trustees’ fees and expenses	250
Custodian fee	66,636
Transfer and dividend disbursing agent fees	80,691
Legal and accounting services	14,658
Printing and postage	12,517
Registration fees	38,296
Miscellaneous	8,860

Total expenses	$1,012,385

Deduct —
Reduction of custodian fee	$8
Waiver of fees and reimbursement of expenses by affiliates	806,104

Total expense reductions	$806,112

Net expenses	$206,273

Net investment income	$46

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,382
Gain realized on the disposal of investments in violation of restrictions	618

Net realized gain	$2,000

Net increase in net assets from operations	$2,046

See Notes to Financial Statements.
9

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$46	$69
Net realized gain from investment transactions and disposal of investments in violation of restrictions	2,000	22,941

Net increase in net assets from operations	$2,046	$23,010

Distributions to shareholders —
From net investment income
Class A(1)	$(35)	$(54)
Class B	(7)	(12)
Class C	(4)	(3)

Total distributions to shareholders	$(46)	$(69)

Transactions in shares of beneficial interest at Net Asset Value of $1.00 per share —
Proceeds from sale of shares
Class A(1)	$308,505,940	$284,140,642
Class B	2,795,105	7,307,127
Class C	18,966,783	27,770,008
Net asset value of shares issued to shareholders in payment of distributions declared
Class A(1)	5	24
Class B	1	3
Cost of shares redeemed
Class A(1)	(240,988,371)	(358,197,528)
Class B	(11,199,456)	(21,513,671)
Class C	(15,544,651)	(17,440,866)
Net asset value of shares exchanged
Class A	940,583	12,859,509
Class B	(940,583)	(12,859,509)
Issued in connection with tax-free reorganization (see Note 9)
Class B	—	62,345,364

Net increase (decrease) in net assets from Fund share transactions	$62,535,356	$(15,588,897)

Net increase (decrease) in net assets	$62,537,356	$(15,565,956)

Net Assets

At beginning of period	$163,018,180	$178,584,136

At end of period	$225,555,536	$163,018,180

(1)	Effective December 7, 2009, the Fund commenced offering multiple classes of shares. Shares outstanding prior to that date were designated as Class A shares.

See Notes to Financial Statements.
10

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

Financial Highlights

	Class A(1)

	Six Months Ended		Year Ended October 31,						Period Ended		Year Ended December 31,
	April 30, 2011								October 31,
	(Unaudited)		2010		2009		2008		2007(2)		2006		2005

Net asset value — Beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Income (Loss) From Operations

Net investment income(3)	$0.000(4)		$0.000(4)		$0.002		$0.030		$0.040		$0.043		$0.024

Less Distributions

From net investment income	$(0.000	)(4)	$(0.000	)(4)	$(0.002)		$(0.030)		$(0.040)		$(0.043)		$(0.024)
Tax return of capital	—		—		(0.000	)(4)	—		—		—		—

Total distributions	$(0.000)		$(0.000)		$(0.002)		$(0.030)		$(0.040)		$(0.043)		$(0.024)

Net asset value — End of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(5)	0.00	%(6)(7)(8)	0.00	%(6)	0.17%		3.02%		4.04	%(7)	4.40	%(9)	2.48	%(9)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$185,868		$117,409		$178,584		$342,517		$174,122		$119,983		$94,969
Ratios (as a percentage of average daily net assets):
Expenses(10)	0.18	%(11)(12)	0.20	%(11)(13)	0.58	%(11)(13)	0.58	%(13)	0.62	%(12)(13)	0.75	%(13)	0.80	%(13)
Net investment income	0.00	%(6)(12)	0.00	%(6)	0.23%		2.90%		4.82	%(12)	4.32%		2.46%

(1)	Effective December 7, 2009, the Fund commenced offering multiple classes of shares. Shares outstanding prior to that date were designated as Class A shares.
(2)	For the ten months ended October 31, 2007. The Fund changed its fiscal year-end from December 31 to October 31.
(3)	Computed using average shares outstanding.
(4)	Amount is less than $0.0005.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	During the six months ended April 30, 2011, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the six months ended April 30, 2011.
(9)	During the years ended December 31, 2006 and 2005, the investment adviser reimbursed the Fund, through its investment in the Portfolio, for net losses realized on the disposal of investments which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the years ended December 31, 2006 and 2005.
(10)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(11)	The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses and/or the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio (equal to 0.51%, 0.50% and 0.18% of average daily net assets for the six months ended April 30, 2011 and years ended October 31, 2010 and 2009, respectively). Absent this waiver and reimbursement, total return would have been lower.
(12)	Annualized.
(13)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.

See Notes to Financial Statements.
11

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended
	April 30, 2011		Period Ended
	(Unaudited)		October 31, 2010(1)

Net asset value — Beginning of period	$1.000		$1.000

Income (Loss) From Operations

Net investment income(2)	$0.000	(3)	$0.000	(3)

Less Distributions

From net investment income	$(0.000	)(3)	$(0.000	)(3)

Total distributions	$(0.000)		$(0.000)

Net asset value — End of period	$1.000		$1.000

Total Return(4)	0.00	%(5)(6)(7)	0.00	%(5)(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,935		$35,280
Ratios (as a percentage of average daily net assets):
Expenses(8)	0.18	%(9)(10)	0.20	%(9)(10)(11)
Net investment income	0.00	%(6)(10)	0.00	%(6)(10)

(1)	For the period from commencement of operations, December 7, 2009, to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Amount is less than 0.005%.
(7)	During the six months ended April 30, 2011, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the six months ended April 30, 2011.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses, the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio, and/or the distributor waived its distribution and service fees (equal to 1.41% and 1.40% of average daily net assets for the six months ended April 30, 2011 and the period ended October 31, 2010, respectively). Absent this waiver and reimbursement, total return would have been lower.
(10)	Annualized.
(11)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly into the Portfolio.

See Notes to Financial Statements.
12

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended
	April 30, 2011		Period Ended
	(Unaudited)		October 31, 2010(1)

Net asset value — Beginning of period	$1.000		$1.000

Income (Loss) From Operations

Net investment income(2)	$0.000	(3)	$0.000	(3)

Less Distributions

From net investment income	$(0.000	)(3)	$(0.000	)(3)

Total distributions	$(0.000)		$(0.000)

Net asset value — End of period	$1.000		$1.000

Total Return(4)	0.00	%(5)(6)(7)	0.00	%(5)(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,752		$10,330
Ratios (as a percentage of average daily net assets):
Expenses(8)	0.18	%(9)(10)	0.20	%(9)(10)(11)
Net investment income	0.00	%(6)(10)	0.00	%(6)(10)

(1)	For the period from commencement of operations, December 7, 2009, to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Amount is less than 0.005%.
(7)	During the six months ended April 30, 2011, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the six months ended April 30, 2011.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses, the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio, and/or the distributor waived its distribution and service fees (equal to 1.41% and 1.40% of average daily net assets for the six months ended April 30, 2011 and the period ended October 31, 2010, respectively). Absent this waiver and reimbursement, total return would have been lower.
(10)	Annualized.
(11)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly into the Portfolio.

See Notes to Financial Statements.
13

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance U.S. Government Money Market Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. Prior to February 27, 2010, the Fund invested all of its investable assets in interests in Cash Management Portfolio (the Portfolio), a New York trust managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), having the same investment objective and policies as the Fund. As of the close of business on February 26, 2010, the Fund received its pro rata share of cash and securities from the Portfolio as part of a complete liquidation of the Portfolio (see Note 9). As of March 1, 2010, the Fund invests directly in securities. The Fund offers three classes of shares. The Fund’s shares outstanding as of the close of business on December 4, 2010 and prior to the offering of additional share classes, were designated as Class A shares. Class A shares are sold at net asset value with no front-end sales charge. Class B and Class C shares are only offered in exchange for Class B and Class C shares, respectively, of other Eaton Vance funds. Class B and Class C shares are offered at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The Fund generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, the Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Prior to February 27, 2010, the net investment income or loss consisted of the Fund’s pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $204,398 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016.

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by

14

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets up to $1 billion and at reduced rates on net assets of $1 billion or more, and is payable monthly. For the six months ended April 30, 2011, the Fund’s investment adviser fee amounted to $587,519, or 0.50% (annualized) of the Fund’s average daily net assets. BMR has voluntarily undertaken to waive fees or reimburse expenses of the Fund to the extent necessary to maintain a yield of not less than zero. For the six months ended April 30, 2011, BMR waived investment adviser fees and reimbursed expenses of the Fund of $603,146. The Fund’s distributor also waived its fees (see Note 4). EVM serves as the administrator of the Fund, but receives no compensation.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $4,919 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, also receives distribution and service fees from Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. On issuance of Class B and Class C shares of the Fund in exchange for shares of an Eaton Vance fund, the respective class will assume a portion of the Uncovered Distribution Charges associated with the shares so exchanged. Uncovered Distribution Charges are generally equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by an Eaton Vance fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. For the six months ended April 30, 2011, the Fund accrued to EVD $112,160 and $56,975 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares, all of which were voluntarily waived by EVD. At April 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $14,900,000 and $1,800,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of

15

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

the Fund’s average daily net assets for Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees accrued for the six months ended April 30, 2011 amounted to $22,428 and $11,395 for Class B and Class C shares, respectively, all of which were waived by EVD.

5 Contingent Deferred Sales Charges

Class B and Class C shares are subject to a contingent deferred sales charge (CDSC) at the original CDSC rate that such shares were subject to prior to their exchange into the Fund. A CDSC generally is imposed on redemptions of Class B shares made within four to six years of purchase, depending on the fund from which shares were exchanged, at declining rates that begin at 3% and 5%, respectively. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $22,000 and $4,100 of CDSCs paid by Class B and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, including maturities, for the six months ended April 30, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$—	$5,615,000
U.S. Government and Agency Securities	1,039,285,797	968,278,995

	$1,039,285,797	$973,893,995

During the six months ended April 30, 2011, the Fund realized a gain of $618 on the sale of securities that did not meet the Fund’s investment restrictions. The effect of the gain realized had no impact on total return.

7 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

16

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Government-Backed Corporate Bonds	$—	$1,000,277	$—	$1,000,277

U.S. Government Agency Obligations	—	168,315,437	—	168,315,437

U.S. Treasury Obligations	—	62,438,406	—	62,438,406

Total	$—	$231,754,120	$—	$231,754,120

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

9 Reorganization

As of the close of business on February 26, 2010, the Fund acquired the net assets of Eaton Vance Money Market Fund (Money Market Fund) pursuant to a plan of reorganization approved by the Trustees of the Trust. The acquisition was accomplished by a tax-free exchange of 62,345,364 shares of Class B of the Fund (valued at $62,345,364) for the same number of shares of the Money Market Fund, each outstanding on February 26, 2010. Money Market Fund’s investment in the Portfolio, with a fair value (and identified cost) of $62,450,436 was the principal asset acquired by the Fund. The aggregate net assets of the Fund immediately before the acquisition were $156,915,818. The net assets of Money Market Fund at that date of $62,345,364 were combined with those of the Fund, resulting in combined net assets of $219,261,182.

Assuming the acquisition had been completed on November 1, 2009, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended October 31, 2010 are as follows:

Net investment loss	$(9,257)
Net realized gains	$32,262
Net increase in net assets from operations	$23,005

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Money Market Fund since February 27, 2010.

17

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio

18

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance U.S. Government Money Market Fund (formerly Eaton Vance Cash Management Fund) (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser’s experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly

19

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

20

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance U.S. Government Money Market Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance U.S. Government Money Market Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

21

Eaton Vance
U.S. Government Money Market Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

131-6/11	MMSRS

Eaton Vance Tax-Managed Equity Asset Allocation Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Tax-Managed Equity Asset Allocation Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	17

Officers and Trustees	20

Important Notices	21

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2011
Portfolio Manager Duncan W. Richardson, CFA
Performance1

		Class A	Class B	Class C
Symbol		EAEAX	EBEAX	ECEAX
Inception Date		3/4/02	3/4/02	3/4/02

% Average Annual Total Returns at net asset value (NAV)

Six Months		16.27	15.95	15.93
One Year		14.87	14.01	14.08
Five Years		3.03	2.27	2.28
Since Inception		5.50	4.74	4.72

% SEC Average Annual Total Returns with maximum sales charge

Six Months		9.61	10.95	14.93
One Year		8.29	9.01	13.08
Five Years		1.81	1.90	2.28
Since Inception		4.82	4.74	4.72

% SEC After-Tax Returns with maximum sales charge[2]

Return After Taxes on Distributions

One Year		8.25	9.01	13.08
Five Years		1.50	1.64	2.01
Since Inception		4.60	4.55	4.53

Return After Taxes on Distributions and Sale of Fund Shares

One Year		5.42	5.86	8.50
Five Years		1.54	1.63	1.96
Since Inception		4.19	4.13	4.11

% Maximum Sales Charge		Class A	Class B	Class C

		5.75	5.00	1.00

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C

		1.41	2.16	2.16

				Since Inception
% Comparative Performance[4]	Six Months	One Year	Five Years	(3/4/02)

Russell 3000 Index	17.65	18.35	3.33	4.66
Lipper Multi-Cap Core Funds Average*	16.52	17.84	2.78	4.86

* Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2011
Fund Profile5

Asset Allocation5 (% of net assets)

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

3.	Source: Fund prospectus.

4.	Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. stocks. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

5.	The Fund invests in one or more affiliated investment companies (“Portfolios”). Fund profile is subject to change due to active management.

4

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Class A	$1,000.00	$1,162.70	$7.40	1.38%
Class B	$1,000.00	$1,159.50	$11.40	2.13%
Class C	$1,000.00	$1,159.30	$11.40	2.13%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$6.90	1.38%
Class B	$1,000.00	$1,014.20	$10.64	2.13%
Class C	$1,000.00	$1,014.20	$10.64	2.13%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in Tax-Managed Growth Portfolio, at value (identified cost, $141,313,654)	$148,075,149
Investment in Tax-Managed Value Portfolio, at value (identified cost, $93,676,940)	138,262,184
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $61,790,443)	73,589,357
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $45,830,983)	56,574,535
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost, $43,943,061)	50,475,223
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $33,617,434)	45,366,964
Receivable for Fund shares sold	144,968

Total assets	$512,488,380

Liabilities

Payable for Fund shares redeemed	$1,770,470
Payable to affiliates:
Investment adviser fee	50,351
Distribution and service fees	247,810
Administration fee	61,765
Trustees’ fees	42
Accrued expenses	113,529

Total liabilities	$2,243,967

Net Assets	$510,244,413

Sources of Net Assets

Paid-in capital	$416,001,664
Accumulated net realized gain from Portfolios	2,569,704
Accumulated distributions in excess of net investment income	(497,852)
Net unrealized appreciation from Portfolios	92,170,897

Total	$510,244,413

Class A Shares

Net Assets	$272,061,527
Shares Outstanding	18,980,439
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.33
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.20

Class B Shares

Net Assets	$42,666,516
Shares Outstanding	3,122,066
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.67

Class C Shares

Net Assets	$195,516,370
Shares Outstanding	14,368,992
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.61

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends allocated from Portfolios (net of foreign taxes, $207,050)	$4,433,888
Interest allocated from Portfolios	5,057
Securities lending income allocated from Portfolios, net	4,641
Expenses allocated from Portfolios	(1,834,767)

Net investment income from Portfolios	$2,608,819

Expenses

Investment adviser fee	$289,842
Administration fee	371,138
Distribution and service fees
Class A	327,132
Class B	224,224
Class C	941,500
Trustees’ fees and expenses	250
Custodian fee	20,579
Transfer and dividend disbursing agent fees	188,494
Legal and accounting services	36,807
Printing and postage	22,134
Registration fees	24,536
Miscellaneous	6,832

Total expenses	$2,453,468

Net investment income	$155,351

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$8,191,987
Net realized gain (loss) allocated from Portfolios —
Investment transactions	34,109,928
Written options	73,797
Foreign currency transactions	(10,881)

Net realized gain	$42,364,831

Change in unrealized appreciation (depreciation) —
Investments	$31,844,085
Written options	(15,770)
Foreign currency	48,878

Net change in unrealized appreciation (depreciation)	$31,877,193

Net realized and unrealized gain	$74,242,024

Net increase in net assets from operations	$74,397,375

See Notes to Financial Statements.
7

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income (loss)	$155,351	$(473,539)
Net realized gain from investment transactions, written options, foreign currency transactions and capital gain distributions received	42,364,831	48,727,566
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	31,877,193	10,089,769

Net increase in net assets from operations	$74,397,375	$58,343,796

Distributions to shareholders —
From net investment income
Class A	$(531,468)	$(2,352,778)
Class B	—	(123,043)
Class C	—	(524,975)

Total distributions to shareholders	$(531,468)	$(3,000,796)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,635,249	$24,183,432
Class B	640,884	2,180,780
Class C	7,373,448	16,749,643
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	456,927	2,075,614
Class B	—	108,332
Class C	—	428,515
Cost of shares redeemed
Class A	(38,918,541)	(63,899,097)
Class B	(5,434,069)	(11,691,418)
Class C	(21,373,009)	(43,140,426)
Net asset value of shares exchanged
Class A	6,029,908	11,393,216
Class B	(6,029,908)	(11,393,216)

Net decrease in net assets from Fund share transactions	$(44,619,111)	$(73,004,625)

Net increase (decrease) in net assets	$29,246,796	$(17,661,625)

Net Assets

At beginning of period	$480,997,617	$498,659,242

At end of period	$510,244,413	$480,997,617

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(497,852)	$(121,735)

See Notes to Financial Statements.
8

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010		2009	2008	2007		2006

Net asset value — Beginning of period	$12.350		$11.030		$10.000	$16.900	$14.040		$12.100

Income (Loss) From Operations

Net investment income(1)	$0.028		$0.032		$0.074	$0.102	$0.146	(2)	$0.053
Net realized and unrealized gain (loss)	1.978		1.392		1.011	(6.018)	3.110		2.201

Total income (loss) from operations	$2.006		$1.424		$1.085	$(5.916)	$3.256		$2.254

Less Distributions

From net investment income	$(0.026)		$(0.104)		$(0.055)	$(0.156)	$—		$—
From net realized gain	—		—		—	(0.828)	(0.396)		(0.314)

Total distributions	$(0.026)		$(0.104)		$(0.055)	$(0.984)	$(0.396)		$(0.314)

Net asset value — End of period	$14.330		$12.350		$11.030	$10.000	$16.900		$14.040

Total Return(3)	16.27	%(4)	12.95%		10.98%	(37.07)%	23.71%		18.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$272,062		$252,522		$250,372	$258,039	$374,979		$247,710
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.38	%(7)	1.41%		1.44%	1.36%	1.35%		1.40%
Net investment income	0.42	%(7)	0.27%		0.78%	0.72%	0.96	%(2)	0.41%
Portfolio Turnover of the Fund(8)	11	%(4)	0	%(9)	2%	8%	2%		4%
Portfolio Turnover of Tax-Managed Growth Portfolio	1	%(4)	2%		3%	1%	2%		1%
Portfolio Turnover of Tax-Managed Value Portfolio	20	%(4)	35%		82%	84%	14%		26%
Portfolio Turnover of Tax-Managed International Equity Portfolio	25	%(4)	72%		57%	34%	23%		25%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	83	%(4)	200%		205%	283%	157%		181%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	16	%(4)(10)	33%		42%	40%	38%		55%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	54	%(4)	114%		95%	93%	78%		99%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	24	%(4)	51%		66%	103%	80%		49%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from Tax-Managed International Equity Portfolio which amounted to $0.029 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.77%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	Amount is less than 0.5%.
(10)	For the period from November 1, 2010 through the liquidation date of Tax-Managed Mid-Cap Core Portfolio, on April 21, 2011.

See Notes to Financial Statements.
9

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010		2009	2008	2007		2006

Net asset value — Beginning of period	$11.790		$10.540		$9.570	$16.210	$13.570		$11.800

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.021)		$(0.053)		$0.022	$(0.004)	$0.029	(2)	$(0.042)
Net realized and unrealized gain (loss)	1.901		1.325		0.948	(5.775)	3.007		2.126

Total income (loss) from operations	$1.880		$1.272		$0.970	$(5.779)	$3.036		$2.084

Less Distributions

From net investment income	$—		$(0.022)		$—	$(0.033)	$—		$—
From net realized gain	—		—		—	(0.828)	(0.396)		(0.314)

Total distributions	$—		$(0.022)		$—	$(0.861)	$(0.396)		$(0.314)

Net asset value — End of period	$13.670		$11.790		$10.540	$9.570	$16.210		$13.570

Total Return(3)	15.95	%(4)	12.07%		10.14%	(37.56)%	22.89%		17.98%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$42,667		$46,862		$61,375	$78,618	$154,094		$139,586
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.13	%(7)	2.16%		2.19%	2.11%	2.10%		2.15%
Net investment income (loss)	(0.33	)%(7)	(0.47)%		0.24%	(0.03)%	0.20	%(2)	(0.33)%
Portfolio Turnover of the Fund(8)	11	%(4)	0	%(9)	2%	8%	2%		4%
Portfolio Turnover of Tax-Managed Growth Portfolio	1	%(4)	2%		3%	1%	2%		1%
Portfolio Turnover of Tax-Managed Value Portfolio	20	%(4)	35%		82%	84%	14%		26%
Portfolio Turnover of Tax-Managed International Equity Portfolio	25	%(4)	72%		57%	34%	23%		25%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	83	%(4)	200%		205%	283%	157%		181%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	16	%(4)(10)	33%		42%	40%	38%		55%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	54	%(4)	114%		95%	93%	78%		99%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	24	%(4)	51%		66%	103%	80%		49%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from Tax-Managed International Equity Portfolio which amounted to $0.028 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.01%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	Amount is less than 0.5%.
(10)	For the period from November 1, 2010 through the liquidation date of Tax-Managed Mid-Cap Core Portfolio, on April 21, 2011.

See Notes to Financial Statements.
10

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010		2009	2008	2007		2006

Net asset value — Beginning of period	$11.740		$10.500		$9.530	$16.180	$13.550		$11.780

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.021)		$(0.053)		$0.018	$(0.004)	$0.031	(2)	$(0.043)
Net realized and unrealized gain (loss)	1.891		1.323		0.952	(5.761)	2.995		2.127

Total income (loss) from operations	$1.870		$1.270		$0.970	$(5.765)	$3.026		$2.084

Less Distributions

From net investment income	$—		$(0.030)		$—	$(0.057)	$—		$—
From net realized gain	—		—		—	(0.828)	(0.396)		(0.314)

Total distributions	$—		$(0.030)		$—	$(0.885)	$(0.396)		$(0.314)

Net asset value — End of period	$13.610		$11.740		$10.500	$9.530	$16.180		$13.550

Total Return(3)	15.93	%(4)	12.11%		10.18%	(37.60)%	22.85%		18.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$195,516		$181,613		$186,912	$195,347	$309,869		$214,009
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.13	%(7)	2.16%		2.19%	2.11%	2.10%		2.15%
Net investment income (loss)	(0.33	)%(7)	(0.48)%		0.20%	(0.03)%	0.21	%(2)	(0.34)%
Portfolio Turnover of the Fund(8)	11	%(4)	0	%(9)	2%	8%	2%		4%
Portfolio Turnover of Tax-Managed Growth Portfolio	1	%(4)	2%		3%	1%	2%		1%
Portfolio Turnover of Tax-Managed Value Portfolio	20	%(4)	35%		82%	84%	14%		26%
Portfolio Turnover of Tax-Managed International Equity Portfolio	25	%(4)	72%		57%	34%	23%		25%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	83	%(4)	200%		205%	283%	157%		181%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	16	%(4)(10)	33%		42%	40%	38%		55%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	54	%(4)	114%		95%	93%	78%		99%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	24	%(4)	51%		66%	103%	80%		49%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from Tax-Managed International Equity Portfolio which amounted to $0.028 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.02%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	Amount is less than 0.5%.
(10)	For the period from November 1, 2010 through the liquidation date of Tax-Managed Mid-Cap Core Portfolio, on April 21, 2011.

See Notes to Financial Statements.
11

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to achieve long-term, after tax returns. The Fund currently pursues its objective by investing all of its investable assets in interests in the following six tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates: Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Small-Cap Value Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Small-Cap Value Portfolio, (1.6%, 6.7%, 48.4%, 44.0%, 23.9% and 51.9%, respectively, at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The valuation policy of each Portfolio is as follows: Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

12

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $41,053,006 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2017.

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million, 0.75% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion and over, and is payable monthly. The investment adviser fee payable by the Fund is reduced by the Fund’s allocable portion of the adviser fees paid by the Portfolios in which it invests. For the six months ended April 30, 2011, the Fund’s investment adviser fee totaled $1,978,424, of which $1,688,582 was allocated from the Portfolios and $289,842 was paid or accrued directly by the Fund. For the six months ended April 30, 2011, the Fund’s investment adviser fee, including the fees allocated from the Portfolios, was 0.80%

13

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

(annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2011, the administration fee amounted to $371,138.

Effective May 1, 2011, the Fund entered into a fee reduction agreement with EVM pursuant to which the Fund’s adviser fee will be computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million, 0.70% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion and over. The fee reduction cannot be terminated without the consent of the Trustees and shareholders.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $11,452 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $20,903 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $327,132 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $168,168 and $706,125 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $1,443,000 and $12,439,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $56,056 and $235,375 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $700, $27,000 and $2,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

14

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Tax-Managed Growth Portfolio	$11,162,677	$8,523,061
Tax-Managed Value Portfolio	12,363,659	8,305,383
Tax-Managed International Equity Portfolio	500,603	12,897,663
Tax-Managed Mid-Cap Core Portfolio	6,177,211	47,226,576
Tax-Managed Multi-Cap Growth Portfolio	415,405	7,711,060
Tax-Managed Small-Cap Portfolio	18,131,232	12,503,209
Tax-Managed Small-Cap Value Portfolio	6,500,273	4,500,122

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	955,411	2,053,546
Issued to shareholders electing to receive payments of distributions in Fund shares	34,696	175,157
Redemptions	(2,917,250)	(5,449,236)
Exchange from Class B shares	454,301	970,500

Net decrease	(1,472,842)	(2,250,033)

	Six Months Ended
	April 30, 2011	Year Ended
Class B	(Unaudited)	October 31, 2010

Sales	49,978	193,018
Issued to shareholders electing to receive payments of distributions in Fund shares	—	9,511
Redemptions	(426,149)	(1,038,222)
Exchange to Class A shares	(475,969)	(1,013,438)

Net decrease	(852,140)	(1,849,131)

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	581,886	1,491,411
Issued to shareholders electing to receive payments of distributions in Fund shares	—	37,788
Redemptions	(1,681,970)	(3,858,819)

Net decrease	(1,100,084)	(2,329,620)

15

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At April 30, 2011 and October 31, 2010, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

16

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

17

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax-Managed Equity Asset Allocation Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Tax-Managed Growth Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio (the “Portfolios”), the portfolios in which the Fund invests, each with Boston Management and Research (“BMR”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. In addition, the Contract Review Committee concluded that each of the investment sub-advisory agreements between BMR and Atlanta Capital Management Company, LLC (“Atlanta Capital”), with respect to Tax-Managed Mid-Cap Core Portfolio, between BMR and Eagle Global Advisors, L.L.C. (“Eagle”), with respect to Tax-Managed International Equity Portfolio, and between BMR and Fox Asset Management LLC (“Fox”), with respect to Tax-Managed Small-Cap Value Portfolio, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolios. EVM and BMR are each referred to as an “Adviser” herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates. Eagle, Fox and Atlanta Capital are referred to herein as the “Sub-advisers.” Fox and Atlanta Capital are affiliates of EVM and BMR.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund and each Portfolio and the sub-advisory agreement of each relevant Portfolio, the Board evaluated the nature, extent and quality of services provided to each Portfolio by BMR and to the relevant Portfolio by the Sub-adviser and to the Fund by EVM. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. The Board specifically noted BMR’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the relevant Portfolio’s Sub-adviser. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management. The Board also considered the capabilities of each Sub-adviser.

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof and of the Sub-advisers. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

18

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-advisers, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board also considered the performance of the underlying Portfolios. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolios and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered the fact that, in response to inquiries from the Contract Review Committee, the Adviser had undertaken to permanently reduce fees of the Fund in an agreed upon amount, such reduction to be effective May 1, 2011. The Board considered the fact that with respect to two of the underlying Portfolios, the Adviser had agreed to waive fees and/or pay expenses of the Portfolios in an additional amount.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and each Sub-Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser or the Sub-advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, Eagle’s profitability in managing the Tax-Managed International Equity Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolios and of all Eaton Vance Funds as a group over various time periods and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

19

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Managed Equity Asset Allocation Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Equity Asset Allocation Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

20

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

21

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1299-6/11	TMEAASRC

Eaton Vance Multi-Strategy Absolute Return Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Multi-Strategy Absolute Return Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	20
Officers and Trustees	23
Important Notices	24

Eaton Vance
Multi-Strategy Absolute Return Fund
April 30, 2011
Portfolio Managers Jeffrey A. Rawlins, CFA; Dan R. Strelow, CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	EADDX	EBDDX	ECDDX	EIDDX
Inception Date	12/7/04	12/7/04	12/7/04	10/1/09

% Average Annual Total Returns at net asset value (NAV)

Six Months	2.25	1.76	1.76	2.26
One Year	4.44	3.55	3.55	4.58
Five Years	4.90	4.12	4.12	N.A.
Since Inception	4.88	4.09	4.09	7.52

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-2.62	-3.24	0.76	2.26
One Year	-0.55	-1.45	2.55	4.58
Five Years	3.88	3.80	4.12	N.A.
Since Inception	4.09	4.09	4.09	7.52

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	4.75	5.00	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	1.10	1.85	1.85	0.85

Comparative Performance[3]				% Return

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

Six Months				0.09
One Year				0.17
Five Years				2.16
Since Inception (12/7/04)				2.41

BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index

Six Months				0.15
One Year				0.38
Five Years				2.88
Since Inception (12/7/04)				2.99

See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Multi-Strategy Absolute Return Fund
April 30, 2011
Fund Profile4

Portfolio Allocation (% of total investments)

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Multi-Strategy Absolute Return Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Prior to 7/1/09, the Fund had a predetermined fixed allocation approach investing equally among portfolios investing in mortgage-backed securities, senior floating-rate loans and high-yield bonds. The Fund has changed its objectives and investment strategies to permit investment in multiple Eaton Vance Portfolios and Funds.

2.	Source: Fund prospectus.

3.	The Fund’s primary benchmark was changed to BofA Merrill Lynch 3-Month U.S. Treasury Bill Index because it is more closely aligned with the Fund’s revised investment objective(s) and strategies. BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index represents an unmanaged, high-quality base rate for 3-month, constant maturity, U.S. dollar-denominated deposits. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

4.	The Fund primarily invests in one or more affiliated investment companies (“Portfolios”) and may also invest directly. Fund profile is subject to change due to active management.
Additional Disclosure to Shareholders Effective September 12, 2011, under normal market conditions, the Fund will invest at least 70% of its net assets in income instruments, including, but not limited to, senior and subordinated debt obligations, preferred stock and convertible securities. Under its prior investment policy, the Fund invested at least 85% of its net assets in such income instruments.

4

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Class A	$1,000.00	$1,022.50	$5.87	1.17%
Class B	$1,000.00	$1,017.60	$9.60	1.92%
Class C	$1,000.00	$1,017.60	$9.60	1.92%
Class I	$1,000.00	$1,022.60	$4.61	0.92%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.86	1.17%
Class B	$1,000.00	$1,015.30	$9.59	1.92%
Class C	$1,000.00	$1,015.30	$9.59	1.92%
Class I	$1,000.00	$1,020.20	$4.61	0.92%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 99.0%

Description	Value

Boston Income Portfolio (identified cost, $5,288,389)	$381,220
Floating Rate Portfolio (identified cost, $142,809,881)	141,206,551
Global Macro Absolute Return Advantage Portfolio (identified cost, $69,249,424)	70,651,128
Global Macro Portfolio (identified cost, $67,098,284)	70,315,175
Government Obligations Portfolio (identified cost, $3,547,837)	8,387,934
Large-Cap Core Research Portfolio (identified cost, $12,711,628)	14,070,414
MSAR Completion Portfolio (identified cost, $237,570,893)	237,915,904
Short-Term U.S. Government Portfolio (identified cost, $20,488,525)	20,675,635

Total Investments in Affiliated Portfolios
(identified cost $558,764,861)	$563,603,961

Other Assets, Less Liabilities — 1.0%	$5,499,652

Net Assets — 100.0%	$569,103,613

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

See Notes to Financial Statements.
6

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Affiliated investments, at value (identified cost, $558,764,861)	$563,603,961
Receivable for Fund shares sold	8,191,611

Total assets	$571,795,572

Liabilities

Payable for Fund shares redeemed	$2,210,698
Distributions payable	179,063
Payable to affiliates:
Distribution and service fees	190,978
Trustees’ fees	42
Accrued expenses	111,178

Total liabilities	$2,691,959

Net Assets	$569,103,613

Sources of Net Assets

Paid-in capital	$596,129,148
Accumulated net realized loss from Portfolios	(33,487,841)
Accumulated undistributed net investment income	1,623,206
Net unrealized appreciation from Portfolios	4,839,100

Total	$569,103,613

Class A Shares

Net Assets	$287,916,424
Shares Outstanding	30,974,139
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.30
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.76

Class B Shares

Net Assets	$26,034,259
Shares Outstanding	2,803,015
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.29

Class C Shares

Net Assets	$137,471,685
Shares Outstanding	14,798,670
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.29

Class I Shares

Net Assets	$117,681,245
Shares Outstanding	12,664,429
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.29

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
7

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $114,831)	$6,843,793
Dividends allocated from affiliated Portfolios (net of foreign taxes, $1,423)	94,443
Expenses allocated from affiliated Portfolios	(1,607,952)

Net investment income from Portfolios	$5,330,284

Expenses

Distribution and service fees
Class A	$261,692
Class B	135,377
Class C	627,653
Trustees’ fees and expenses	250
Custodian fee	1,052
Transfer and dividend disbursing agent fees	131,116
Legal and accounting services	18,829
Printing and postage	28,550
Registration fees	101,974
Miscellaneous	7,189

Total expenses	$1,313,682

Net investment income	$4,016,602

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —
Investment transactions (including $41,070 from precious metals)	$(2,102,903)
Written options	4,781,225
Securities sold short	(40,811)
Financial futures contracts	219,162
Swap contracts	(195,195)
Forward commodity contracts	(1,724)
Foreign currency and forward foreign currency exchange contract transactions	(1,777,196)

Net realized gain	$882,558

Change in unrealized appreciation (depreciation) —
Investments (including net increase of $360,023 from precious metals)	$7,102,006
Written options	(898,743)
Securities sold short	(150,952)
Financial futures contracts	(1,106,923)
Swap contracts	71,866
Forward commodity contracts	(297,908)
Foreign currency and forward foreign currency exchange contracts	(1,240,239)

Net change in unrealized appreciation (depreciation)	$3,479,107

Net realized and unrealized gain	$4,361,665

Net increase in net assets from operations	$8,378,267

See Notes to Financial Statements.
8

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$4,016,602	$10,310,380
Net realized gain (loss) from investment transactions, written options, securities sold short, financial futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	882,558	(6,812,020)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, financial futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	3,479,107	18,924,554

Net increase in net assets from operations	$8,378,267	$22,422,914

Distributions to shareholders —
From net investment income
Class A	$(2,343,173)	$(4,464,709)
Class B	(212,360)	(836,959)
Class C	(972,705)	(3,537,179)
Class I	(569,165)	(81,295)
From tax return of capital
Class A	—	(1,592,829)
Class B	—	(298,594)
Class C	—	(1,261,924)
Class I	—	(29,003)

Total distributions to shareholders	$(4,097,403)	$(12,102,492)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$173,691,764	$41,640,883
Class B	1,439,423	1,881,950
Class C	36,094,200	9,519,493
Class I	119,829,645	4,491,172
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,054,416	4,872,729
Class B	154,885	805,174
Class C	781,518	3,780,508
Class I	315,455	39,132
Cost of shares redeemed
Class A	(36,667,089)	(45,493,504)
Class B	(3,433,863)	(6,055,540)
Class C	(24,345,761)	(27,679,257)
Class I	(7,088,124)	(1,830,945)
Net asset value of shares exchanged
Class A	609,469	1,107,579
Class B	(609,469)	(1,107,579)

Net increase (decrease) in net assets from Fund share transactions	$262,826,469	$(14,028,205)

Net increase (decrease) in net assets	$267,107,333	$(3,707,783)

Net Assets

At beginning of period	$301,996,280	$305,704,063

At end of period	$569,103,613	$301,996,280

Accumulated undistributed net investment income included in net assets

At end of period	$1,623,206	$1,704,007

See Notes to Financial Statements.
9

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010		2009		2008	2007	2006

Net asset value — Beginning of period	$9.200		$8.890		$7.600		$9.630	$9.770	$9.760

Income (Loss) From Operations

Net investment income(1)	$0.101		$0.350		$0.485		$0.568	$0.593	$0.561
Net realized and unrealized gain (loss)	0.105		0.362		1.328		(1.977)	(0.095)	0.086

Total income (loss) from operations	$0.206		$0.712		$1.813		$(1.409)	$0.498	$0.647

Less Distributions

From net investment income	$(0.106)		$(0.296)		$(0.523)		$(0.588)	$(0.638)	$(0.637)
Tax return of capital	—		(0.106)		—		(0.033)	—	—

Total distributions	$(0.106)		$(0.402)		$(0.523)		$(0.621)	$(0.638)	$(0.637)

Net asset value — End of period	$9.300		$9.200		$8.890		$7.600	$9.630	$9.770

Total Return(2)	2.25	%(3)	8.18%		24.98%		(15.48)%	5.22%	6.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$287,916		$146,073		$139,217		$128,030	$200,163	$144,830
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.17	%(6)	1.10%		1.17%		1.14%	1.10%	1.09%
Net investment income	2.19	%(6)	3.85%		6.12%		6.22%	6.08%	5.75%
Portfolio Turnover of the Fund(7)	19	%(3)	60%		61%		19%	12%	6%
Portfolio Turnover of Boston Income Portfolio	40	%(3)	75%		74%		54%	84%	68%
Portfolio Turnover of Floating Rate Portfolio	23	%(3)	39%		35%		7%	61%	50%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	70	%(3)	N.A.		N.A.		N.A.	N.A.	N.A.
Portfolio Turnover of Global Macro Portfolio	25	%(3)	19%		25%		N.A.	N.A.	N.A.
Portfolio Turnover of Government Obligations Portfolio	0	%(3)(8)	22%		28%		19%	23%	2%
Portfolio Turnover of Large-Cap Core Research Portfolio	30	%(3)	51%		N.A.		N.A.	N.A.	N.A.
Portfolio Turnover of MSAR Completion Portfolio	19	%(3)	2	%(9)	N.A.		N.A.	N.A.	N.A.
Portfolio Turnover of Multi-Sector Portfolio	N.A.		N.A.		31	%(10)	N.A.	N.A.	N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	2	%(3)	26%		N.A.		N.A.	N.A.	N.A.

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
(8)	Amount is less then 0.5%.
(9)	For the period from the Portfolio’s start of business, August 24, 2010, to October 31, 2010.
(10)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

See Notes to Financial Statements.
10

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010		2009		2008	2007	2006

Net asset value — Beginning of period	$9.200		$8.890		$7.590		$9.620	$9.760	$9.750

Income (Loss) From Operations

Net investment income(1)	$0.070		$0.283		$0.426		$0.500	$0.520	$0.488
Net realized and unrealized gain (loss)	0.091		0.361		1.337		(1.977)	(0.095)	0.085

Total income (loss) from operations	$0.161		$0.644		$1.763		$(1.477)	$0.425	$0.573

Less Distributions

From net investment income	$(0.071)		$(0.246)		$(0.463)		$(0.524)	$(0.565)	$(0.563)
Tax return of capital	—		(0.088)		—		(0.029)	—	—

Total distributions	$(0.071)		$(0.334)		$(0.463)		$(0.553)	$(0.565)	$(0.563)

Net asset value — End of period	$9.290		$9.200		$8.890		$7.590	$9.620	$9.760

Total Return(2)	1.76	%(3)	7.37%		24.22%		(16.13)%	4.44%	6.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,034		$28,217		$31,637		$28,616	$38,986	$31,827
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.92	%(6)	1.85%		1.93%		1.88%	1.85%	1.84%
Net investment income	1.52	%(6)	3.12%		5.38%		5.48%	5.35%	5.01%
Portfolio Turnover of the Fund(7)	19	%(3)	60%		61%		19%	12%	6%
Portfolio Turnover of Boston Income Portfolio	40	%(3)	75%		74%		54%	84%	68%
Portfolio Turnover of Floating Rate Portfolio	23	%(3)	39%		35%		7%	61%	50%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	70	%(3)	N.A.		N.A.		N.A.	N.A.	N.A.
Portfolio Turnover of Global Macro Portfolio	25	%(3)	19%		25%		N.A.	N.A.	N.A.
Portfolio Turnover of Government Obligations Portfolio	0	%(3)(8)	22%		28%		19%	23%	2%
Portfolio Turnover of Large-Cap Core Research Portfolio	30	%(3)	51%		N.A.		N.A.	N.A.	N.A.
Portfolio Turnover of MSAR Completion Portfolio	19	%(3)	2	%(9)	N.A.		N.A.	N.A.	N.A.
Portfolio Turnover of Multi-Sector Portfolio	N.A.		N.A.		31	%(10)	N.A.	N.A.	N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	2	%(3)	26%		N.A.		N.A.	N.A.	N.A.

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
(8)	Amount is less then 0.5%.
(9)	For the period from the Portfolio’s start of business, August 24, 2010, to October 31, 2010.
(10)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

See Notes to Financial Statements.
11

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010		2009		2008	2007	2006

Net asset value — Beginning of period	$9.200		$8.890		$7.590		$9.620	$9.770	$9.750

Income (Loss) From Operations

Net investment income(1)	$0.069		$0.282		$0.426		$0.500	$0.520	$0.489
Net realized and unrealized gain (loss)	0.092		0.362		1.337		(1.978)	(0.105)	0.095

Total income (loss) from operations	$0.161		$0.644		$1.763		$(1.478)	$0.415	$0.584

Less Distributions

From net investment income	$(0.071)		$(0.246)		$(0.463)		$(0.523)	$(0.565)	$(0.564)
Tax return of capital	—		(0.088)		—		(0.029)	—	—

Total distributions	$(0.071)		$(0.334)		$(0.463)		$(0.552)	$(0.565)	$(0.564)

Net asset value — End of period	$9.290		$9.200		$8.890		$7.590	$9.620	$9.770

Total Return(2)	1.76	%(3)	7.37%		24.21%		(16.13)%	4.33%	6.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$137,472		$123,689		$133,596		$120,654	$182,197	$135,880
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.92	%(6)	1.85%		1.93%		1.88%	1.85%	1.84%
Net investment income	1.50	%(6)	3.12%		5.37%		5.48%	5.34%	5.02%
Portfolio Turnover of the Fund(7)	19	%(3)	60%		61%		19%	12%	6%
Portfolio Turnover of Boston Income Portfolio	40	%(3)	75%		74%		54%	84%	68%
Portfolio Turnover of Floating Rate Portfolio	23	%(3)	39%		35%		7%	61%	50%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	70	%(3)	N.A.		N.A.		N.A.	N.A.	N.A.
Portfolio Turnover of Global Macro Portfolio	25	%(3)	19%		25%		N.A.	N.A.	N.A.
Portfolio Turnover of Government Obligations Portfolio	0	%(3)(8)	22%		28%		19%	23%	2%
Portfolio Turnover of Large-Cap Core Research Portfolio	30	%(3)	51%		N.A.		N.A.	N.A.	N.A.
Portfolio Turnover of MSAR Completion Portfolio	19	%(3)	2	%(9)	N.A.		N.A.	N.A.	N.A.
Portfolio Turnover of Multi-Sector Portfolio	N.A.		N.A.		31	%(10)	N.A.	N.A.	N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	2	%(3)	26%		N.A.		N.A.	N.A.	N.A.

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
(8)	Amount is less then 0.5%.
(9)	For the period from the Portfolio’s start of business, August 24, 2010, to October 31, 2010.
(10)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

See Notes to Financial Statements.
12

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	April 30, 2011		Year Ended		Period Ended
	(Unaudited)		October 31, 2010		October 31, 2009(1)

Net asset value — Beginning of period	$9.200		$8.890		$8.830

Income (Loss) From Operations

Net investment income(2)	$0.105		$0.353		$0.027
Net realized and unrealized gain	0.102		0.381		0.071

Total income from operations	$0.207		$0.734		$0.098

Less Distributions

From net investment income	$(0.117)		$(0.313)		$(0.038)
Tax return of capital	—		(0.111)		—

Total distributions	$(0.117)		$(0.424)		$(0.038)

Net asset value — End of period	$9.290		$9.200		$8.890

Total Return(3)	2.26	%(4)	8.45%		1.12	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$117,681		$4,018		$1,253
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.92	%(7)	0.85%		0.99	%(7)
Net investment income	2.28	%(7)	3.86%		7.29	%(7)
Portfolio Turnover of the Fund(8)	19	%(4)	60%		61	%(9)
Portfolio Turnover of Boston Income Portfolio	40	%(4)	75%		74	%(10)
Portfolio Turnover of Floating Rate Portfolio	23	%(4)	39%		35	%(10)
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	70	%(4)	N.A.		N.A.
Portfolio Turnover of Global Macro Portfolio	25	%(4)	19%		25	%(10)
Portfolio Turnover of Government Obligations Portfolio	0	%(4)(11)	22%		28	%(10)
Portfolio Turnover of Large-Cap Core Research Portfolio	30	%(4)	51%		N.A.
Portfolio Turnover of MSAR Completion Portfolio	19	%(4)	2	%(12)	N.A.
Portfolio Turnover of Multi-Sector Portfolio	N.A.		N.A.		31	%(13)
Portfolio Turnover of Short-Term U.S. Government Portfolio	2	%(4)	26%		N.A.

(1)	For the period from commencement of operations on October 1, 2009 to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
(9)	For the Fund’s year ended October 31, 2009.
(10)	For the Portfolio’s year ended October 31, 2009.
(11)	Amount is less then 0.5%
(12)	For the period from the Portfolio’s start of business, August 24, 2010, to October 31, 2010.
(13)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

See Notes to Financial Statements.
13

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. Total return is defined as income plus capital appreciation. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in the following eight portfolios managed by Eaton Vance Management (EVM) or its affiliates: Boston Income Portfolio, Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Government Obligations Portfolio, Large-Cap Core Research Portfolio, MSAR Completion Portfolio (formerly, Multi-Sector Option Strategy Portfolio) and Short-Term U.S. Government Portfolio (formerly, Investment Portfolio) (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Boston Income Portfolio, Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Government Obligations Portfolio, Large-Cap Core Research Portfolio, MSAR Completion Portfolio and Short-Term U.S. Government Portfolio (0.01%, 1.4%, 8.3%, 0.8%, 0.8%, 5.8%, 98.2% and 4.4%, respectively, at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are valued based on interpolated rates derived from forward rates as provided by brokers for specific settlement periods. Interest rate swaps and cross-currency swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present

14

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that most fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies for Global Macro Portfolio, Government Obligations Portfolio and Short-Term U.S. Government Portfolio are as follows: Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers.

Additional valuation policies for Boston Income Portfolio and Floating Rate Portfolio are as follows: Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $31,357,810 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2013 ($1,151,435), October 31, 2014 ($1,054,697), October 31, 2015 ($1,377,385), October 31, 2016 ($15,304,398), October 31, 2017 ($9,064,240) and October 31, 2018 ($3,405,655).

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

15

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolios) and administering the business affairs of the Fund. EVM does not receive a fee for serving as the Fund’s investment adviser and administrator. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2011, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios was 0.68% (annualized) of the Fund’s average daily net assets and amounted to $1,398,038.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $6,152 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $52,496 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $261,692 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD

16

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $101,533 and $470,740 for Class B and Class C shares. At April 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $1,178,000 and $13,911,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $33,844 and $156,913 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $10,000, $29,000 and $4,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Boston Income Portfolio	$5,780,833	$21,500,000
Floating Rate Portfolio	51,642,420	14,006
Global Macro Absolute Return Advantage Portfolio	69,467,882	6,723
Global Macro Portfolio	21,704,746	28,476,428
Government Obligations Portfolio	2,779,380	840
Large-Cap Core Research Portfolio	5,201,301	—
MSAR Completion Portfolio	166,317,702	29,061,254
Short-Term U.S. Government Portfolio	6,855,804	2,073

17

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	18,778,586	4,566,473
Issued to shareholders electing to receive payments of distributions in Fund shares	221,963	538,693
Redemptions	(3,962,180)	(5,014,911)
Exchange from Class B shares	65,781	122,035

Net increase	15,104,150	212,290

	Six Months Ended
	April 30, 2011	Year Ended
Class B	(Unaudited)	October 31, 2010

Sales	155,778	207,899
Issued to shareholders electing to receive payments of distributions in Fund shares	16,752	89,124
Redemptions	(371,500)	(667,791)
Exchange to Class A shares	(65,817)	(122,046)

Net decrease	(264,787)	(492,814)

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	3,903,701	1,048,271
Issued to shareholders electing to receive payments of distributions in Fund shares	84,520	418,435
Redemptions	(2,636,344)	(3,054,383)

Net increase (decrease)	1,351,877	(1,587,677)

	Six Months Ended
	April 30, 2011	Year Ended
Class I	(Unaudited)	October 31, 2010

Sales	12,958,910	492,785
Issued to shareholders electing to receive payments of distributions in Fund shares	34,050	4,294
Redemptions	(765,220)	(201,391)

Net increase	12,227,740	295,688

18

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At April 30, 2011 and October 31, 2010, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

19

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

20

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Multi-Strategy Absolute Return Fund (formerly Eaton Vance Diversified Income Fund) (the “Fund”) with Eaton Vance Management (“EVM”), as well as the continuance and/or initial approval of the investment advisory agreements of Boston Income Portfolio, Dividend Builder Portfolio, Emerging Markets Local Income Portfolio, Floating Rate Portfolio, Focused Growth Portfolio, Global Dividend Income Portfolio, Global Macro Portfolio, Global Macro Absolute Return Advantage Portfolio, Government Obligations Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Investment Grade Income Portfolio, Investment Portfolio, Large-Cap Core Research Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Multi-Sector Option Strategy Portfolio, Small-Cap Portfolio, SMID-Cap Portfolio and Special Equities Portfolio, the portfolios in which the Fund is authorized to invest (the “Portfolios”), each with Boston Management and Research (“BMR”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. In addition, the Contract Review Committee concluded that the investment sub-advisory agreement between BMR and Parametric Risk Advisors LLC (the “Sub-adviser” or “PRA”) with respect to Multi-Sector Option Strategy Portfolio, including its fee structure is in the interests of shareholders and, therefore the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolios and the sub-advisory agreement for Multi-Sector Option Strategy Portfolio. EVM and BMR are each referred to as an “Adviser” herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund and each Portfolio and the sub-advisory agreement with PRA, the Board evaluated the nature, extent and quality of services provided to the Portfolios by BMR and to the Fund by EVM and to Multi-Sector Option Strategy Portfolio by PRA. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and is also authorized to invest directly in securities or other investments.

The Board considered EVM’s, BMR’s and PRA’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. With respect to Multi-Sector Option Strategy Portfolio, the Board evaluated the abilities and experience of such investment personnel relevant to investing in stocks and put options on indices and selling call options on indices. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted, to the Fund and the Portfolios by senior management. In addition, the Board considered recent adjustments in the Fund’s investment policies designed to reflect changes in the fixed income markets for the Fund’s securities, including recommendations made by the Adviser throughout the year.

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

21

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by EVM and BMR, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements and sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund directly or indirectly through its pro rata share of the expenses of each Portfolio (referred to collectively as “management fees”). As part of its review, the Board considered management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Fund has established a wholly-owned subsidiary for the primary purpose of investing in commodity-related investments. The subsidiary is managed by EVM pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board noted that the Adviser does not receive an advisory fee for direct investments made on behalf of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by EVM, BMR and PRA, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates, including the Sub-adviser, thereof in providing investment advisory and administrative services to the Fund, the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized or expected to be realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services trust that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of certain Portfolios and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

22

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Multi-Strategy Absolute Return Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Multi-Strategy Absolute Return Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

23

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc. Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2320-6/11
DISRC

Eaton Vance Global Dividend Income Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Global Dividend Income Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	29
Officers and Trustees	32
Important Notices	33

Eaton Vance
Global Dividend Income Fund
April 30, 2011
Portfolio Managers Judith A. Saryan, CFA; Aamer Khan, CFA
Performance1

	Class A	Class C	Class I	Class R
Symbol	EDIAX	EDICX	EDIIX	EDIRX
Inception Date	11/30/05	11/30/05	1/31/06	1/31/06

% Average Annual Total Returns at net asset value (NAV)

Six Months	12.95	12.48	13.15	12.85
One Year	14.33	13.44	14.66	14.11
Five Years	0.54	-0.23	0.77	0.30
Since Inception	2.55	1.74	1.72	1.23

% SEC Average Annual Total Returns with maximum sales charge

Six Months	6.51	11.48	13.15	12.85
One Year	7.80	12.44	14.66	14.11
Five Years	-0.64	-0.23	0.77	0.30
Since Inception	1.44	1.74	1.72	1.23

% Maximum Sales Charge	Class A	Class C	Class I	Class R

	5.75	1.00	None	None

% Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I	Class R

	1.31	2.06	1.06	1.56

% Comparative Performance[3]				% Return

MSCI World Index*

Six Months				14.75
One Year				18.25
Five Years				2.32
Since Inception (11/30/05)				4.35

Russell 1000 Value Index*

Six Months				17.29
One Year				15.24
Five Years				1.40
Since Inception (11/30/05)				2.97

Lipper Global Large-Cap Value Average*

Six Months				12.83
One Year				15.92
Five Years				-0.25
Since Inception (11/30/05)				6.52

* Source: MSCI; Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Global Dividend Income Fund
April 30, 2011
Fund Profile4

Geographic Allocation5 (% of net assets)

Equity Sector Allocation (% of net assets)

Top 10 Holdings5 (% of net assets)

BHP Billiton, Ltd. ADR	2.8
International Business Machines Corp.	2.8
Telefonaktiebolaget LM Ericsson, Class B	2.7
Philip Morris International, Inc.	2.6
Vinci SA	2.6
Schlumberger, Ltd.	2.6
BASF SE	2.5
Nestle SA	2.4
Vodafone Group PLC	2.4
Total SA	2.4

Total % of net assets	25.8

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Global Dividend Income Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus.

3.	The Fund’s primary benchmark was changed to MSCI World Index to better reflect its investment strategy. MSCI World Index is an unmanaged index of equity securities in the developed markets. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Russell 1000 Value Index is an unmanaged index of 1,000 U.S. large-cap value stocks. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	The Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings. Fund profile is subject to change due to active management.

5.	Excludes cash and cash equivalents.

4

Eaton Vance
Global Dividend Income Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Class A	$1,000.00	$1,129.50	$6.60	1.25%
Class C	$1,000.00	$1,124.80	$10.48	1.99%
Class I	$1,000.00	$1,131.50	$5.28	1.00%
Class R	$1,000.00	$1,128.50	$7.92	1.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	1.25%
Class C	$1,000.00	$1,014.90	$9.94	1.99%
Class I	$1,000.00	$1,019.80	$5.01	1.00%
Class R	$1,000.00	$1,017.40	$7.50	1.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Global Dividend Income Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in Global Dividend Income Portfolio, at value (identified cost, $368,250,024)	$469,483,967
Receivable for Fund shares sold	1,802,756

Total assets	$471,286,723

Liabilities

Payable for Fund shares redeemed	$1,438,169
Payable to affiliates:
Administration fee	55,929
Distribution and service fees	184,189
Trustees’ fees	42
Accrued expenses	122,430

Total liabilities	$1,800,759

Net Assets	$469,485,964

Sources of Net Assets

Paid-in capital	$570,739,785
Accumulated net realized loss from Portfolio	(204,256,470)
Accumulated undistributed net investment income	1,768,706
Net unrealized appreciation from Portfolio	101,233,943

Total	$469,485,964

Class A Shares

Net Assets	$250,710,180
Shares Outstanding	31,496,654
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.96
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.45

Class C Shares

Net Assets	$168,688,298
Shares Outstanding	21,340,358
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.90

Class I Shares

Net Assets	$49,496,005
Shares Outstanding	6,223,366
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.95

Class R Shares

Net Assets	$591,481
Shares Outstanding	74,401
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.95

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Global Dividend Income Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends allocated from Portfolio (net of foreign taxes, $2,008,644)	$16,309,504
Interest allocated from Portfolio	90,114
Expenses allocated from Portfolio	(1,505,069)

Total investment income from Portfolio	$14,894,549

Expenses

Administration fee	$324,233
Distribution and service fees
Class A	294,744
Class C	782,592
Class R	1,264
Trustees’ fees and expenses	250
Custodian fee	17,204
Transfer and dividend disbursing agent fees	207,787
Legal and accounting services	12,565
Printing and postage	47,181
Registration fees	30,710
Miscellaneous	7,811

Total expenses	$1,726,341

Net investment income	$13,168,208

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$4,166,696
Foreign currency transactions	176,982

Net realized gain	$4,343,678

Change in unrealized appreciation (depreciation) —
Investments	$35,637,087
Foreign currency	(16,266)

Net change in unrealized appreciation (depreciation)	$35,620,821

Net realized and unrealized gain	$39,964,499

Net increase in net assets from operations	$53,132,707

See Notes to Financial Statements.
7

Eaton Vance
Global Dividend Income Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$13,168,208	$26,613,743
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	4,343,678	(27,203,341)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	35,620,821	33,839,763

Net increase in net assets from operations	$53,132,707	$33,250,165

Distributions to shareholders —
From net investment income
Class A	$(7,334,074)	$(15,690,857)
Class C	(4,327,021)	(8,740,609)
Class I	(1,337,720)	(1,671,447)
Class R	(15,319)	(26,012)

Total distributions to shareholders	$(13,014,134)	$(26,128,925)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$43,593,309	$67,947,066
Class C	25,214,636	39,647,433
Class I	26,386,268	23,422,597
Class R	68,584	390,609
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,968,515	12,134,155
Class C	2,665,038	5,019,688
Class I	968,657	1,100,656
Class R	14,242	23,852
Cost of shares redeemed
Class A	(52,092,244)	(90,577,900)
Class C	(22,717,868)	(35,311,022)
Class I	(15,044,731)	(7,343,246)
Class R	(3,404)	(225,031)

Net increase in net assets from Fund share transactions	$15,021,002	$16,228,857

Net increase in net assets	$55,139,575	$23,350,097

Net Assets

At beginning of period	$414,346,389	$390,996,292

At end of period	$469,485,964	$414,346,389

Accumulated undistributed net investment income included in net assets

At end of period	$1,768,706	$1,614,632

See Notes to Financial Statements.
8

Eaton Vance
Global Dividend Income Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011							Period Ended
	(Unaudited)		2010		2009	2008	2007	October 31, 2006(1)

Net asset value — Beginning of period	$7.270		$7.120		$7.720	$12.640	$11.410	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.236	(3)	$0.487	(4)	$0.508	$0.923	$0.729	$1.401
Net realized and unrealized gain (loss)	0.688		0.141		(0.523)	(5.087)	1.282	0.487

Total income (loss) from operations	$0.924		$0.628		$(0.015)	$(4.164)	$2.011	$1.888

Less Distributions

From net investment income	$(0.234)		$(0.478)		$(0.585)	$(0.756)	$(0.781)	$(0.478)

Total distributions	$(0.234)		$(0.478)		$(0.585)	$(0.756)	$(0.781)	$(0.478)

Net asset value — End of period	$7.960		$7.270		$7.120	$7.720	$12.640	$11.410

Total Return(5)	12.95	%(6)	9.13%		0.50%	(34.35)%	18.18%	19.26	%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$250,710		$231,335		$237,034	$161,744	$166,609	$29,586
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(7)	1.25	%(8)	1.31%		1.33%	1.31%	1.36%	1.41	%(8)(9)
Expenses after custodian fee reduction(7)	1.25	%(8)	1.31%		1.33%	1.31%	1.36%	1.40	%(8)(9)
Net investment income	6.31	%(3)(8)	6.79	%(4)	7.49%	8.72%	6.00%	14.04	%(8)(9)
Portfolio Turnover of the Portfolio	53	%(6)	156%		177%	256%	87%	170	%(6)(10)
Portfolio Turnover of the Fund	—		—		—	—	—	35	%(6)(11)

(1)	For the period from the start of business, November 30, 2005, to October 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.065 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.58%.
(4)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.064 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.89%.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Annualized.
(9)	The administrator subsidized certain operating expenses (equal to 1.21% of average daily net assets for the period from the start of business, November 30, 2005, to October 31, 2006). Absent this subsidy, total return would have been lower.
(10)	For the period from the Portfolio’s start of business, March 24, 2006, to October 31, 2006.
(11)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

See Notes to Financial Statements.
9

Eaton Vance
Global Dividend Income Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011							Period Ended
	(Unaudited)		2010		2009	2008	2007	October 31, 2006(1)

Net asset value — Beginning of period	$7.220		$7.080		$7.680	$12.580	$11.360	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.208	(3)	$0.432	(4)	$0.446	$0.837	$0.644	$1.322
Net realized and unrealized gain (loss)	0.678		0.135		(0.509)	(5.061)	1.270	0.470

Total income (loss) from operations	$0.886		$0.567		$(0.063)	$(4.224)	$1.914	$1.792

Less Distributions

From net investment income	$(0.206)		$(0.427)		$(0.537)	$(0.676)	$(0.694)	$(0.432)

Total distributions	$(0.206)		$(0.427)		$(0.537)	$(0.676)	$(0.694)	$(0.432)

Net asset value — End of period	$7.900		$7.220		$7.080	$7.680	$12.580	$11.360

Total Return(5)	12.48	%(6)	8.26%		(0.21)%	(34.86)%	17.31%	18.25	%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$168,688		$149,034		$137,459	$108,613	$118,841	$23,105
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(7)	1.99	%(8)	2.06%		2.08%	2.06%	2.11%	2.16	%(8)(9)
Expenses after custodian fee reduction(7)	1.99	%(8)	2.06%		2.08%	2.06%	2.11%	2.15	%(8)(9)
Net investment income	5.58	%(3)(8)	6.07	%(4)	6.61%	7.94%	5.33%	13.27	%(8)(9)
Portfolio Turnover of the Portfolio	53	%(6)	156%		177%	256%	87%	170	%(6)(10)
Portfolio Turnover of the Fund	—		—		—	—	—	35	%(6)(11)

(1)	For the period from the start of business, November 30, 2005, to October 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.065 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.85%.
(4)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.062 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.19%.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Annualized.
(9)	The administrator subsidized certain operating expenses (equal to 1.21% of average daily net assets for the period from the start of business, November 30, 2005, to October 31, 2006). Absent this subsidy, total return would have been lower.
(10)	For the period from the Portfolio’s start of business, March 24, 2006, to October 31, 2006.
(11)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

See Notes to Financial Statements.
10

Eaton Vance
Global Dividend Income Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2011							Period Ended
	(Unaudited)		2010		2009	2008	2007	October 31, 2006(1)

Net asset value — Beginning of period	$7.260		$7.120		$7.710	$12.640	$11.410	$10.610

Income (Loss) From Operations

Net investment income(2)	$0.252	(3)	$0.509	(4)	$0.527	$0.977	$0.831	$1.912
Net realized and unrealized gain (loss)	0.684		0.128		(0.513)	(5.125)	1.209	(0.614	)(5)

Total income (loss) from operations	$0.936		$0.637		$0.014	$(4.148)	$2.040	$1.298

Less Distributions

From net investment income	$(0.246)		$(0.497)		$(0.604)	$(0.782)	$(0.810)	$(0.498)

Total distributions	$(0.246)		$(0.497)		$(0.604)	$(0.782)	$(0.810)	$(0.498)

Net asset value — End of period	$7.950		$7.260		$7.120	$7.710	$12.640	$11.410

Total Return(6)	13.15	%(7)	9.27%		0.91%	(34.28)%	18.45%	12.62	%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,496		$33,513		$16,221	$2,155	$2,317	$1,098
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(8)	1.00	%(9)	1.06%		1.08%	1.06%	1.11%	1.16	%(9)(10)
Expenses after custodian fee reduction(8)	1.00	%(9)	1.06%		1.08%	1.06%	1.11%	1.15	%(9)(10)
Net investment income	6.73	%(3)(9)	7.15	%(4)	7.59%	9.20%	6.87%	25.28	%(9)(10)
Portfolio Turnover of the Portfolio	53	%(7)	156%		177%	256%	87%	170	%(7)(11)
Portfolio Turnover of the Fund	—		—		—	—	—	35	%(7)(12)

(1)	For the period from the initial issuance of Class I shares, January 31, 2006, to October 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.060 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.12%.
(4)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.056 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 6.37%.
(5)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(7)	Not annualized.
(8)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(9)	Annualized.
(10)	The administrator subsidized certain operating expenses (equal to 1.21% of average daily net assets for the period from the initial issuance of Class I shares, January 31, 2006, to October 31, 2006). Absent this subsidy, total return would have been lower.
(11)	For the period from the Portfolio’s start of business, March 24, 2006, to October 31, 2006.
(12)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

See Notes to Financial Statements.
11

Eaton Vance
Global Dividend Income Fund

April 30, 2011

Financial Highlights — continued

	Class R

	Six Months Ended		Year Ended October 31,
	April 30, 2011							Period Ended
	(Unaudited)		2010		2009	2008	2007	October 31, 2006(1)

Net asset value — Beginning of period	$7.260		$7.120		$7.720	$12.660	$11.400	$10.610

Income (Loss) From Operations

Net investment income(2)	$0.230	(3)	$0.494	(4)	$0.528	$0.847	$0.788	$1.162
Net realized and unrealized gain (loss)	0.686		0.109		(0.557)	(5.057)	1.222	0.090

Total income (loss) from operations	$0.916		$0.603		$(0.029)	$(4.210)	$2.010	$1.252

Less Distributions

From net investment income	$(0.226)		$(0.463)		$(0.571)	$(0.730)	$(0.750)	$(0.462)

Total distributions	$(0.226)		$(0.463)		$(0.571)	$(0.730)	$(0.750)	$(0.462)

Net asset value — End of period	$7.950		$7.260		$7.120	$7.720	$12.660	$11.400

Total Return(5)	12.85	%(6)	8.76%		0.29%	(34.63)%	18.15%	12.15	%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$591		$464		$282	$71	$81	$28
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(7)	1.50	%(8)	1.56%		1.58%	1.56%	1.61%	1.66	%(8)(9)
Expenses after custodian fee reduction(7)	1.50	%(8)	1.56%		1.58%	1.56%	1.61%	1.65	%(8)(9)
Net investment income	6.13	%(3)(8)	6.95	%(4)	7.88%	8.05%	6.51%	14.30	%(8)(9)
Portfolio Turnover of the Portfolio	53	%(6)	156%		177%	256%	87%	170	%(6)(10)
Portfolio Turnover of the Fund	—		—		—	—	—	35	%(6)(11)

(1)	For the period from the initial issuance of Class R shares, January 31, 2006, to October 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.064 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.42%.
(4)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.055 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 6.18%.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Annualized.
(9)	The administrator subsidized certain operating expenses (equal to 1.21% of average daily net assets for the period from the initial issuance of Class R shares, January 31, 2006, to October 31, 2006). Absent this subsidy, total return would have been lower.
(10)	For the period from the Portfolio’s start of business, March 24, 2006, to October 31, 2006.
(11)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

See Notes to Financial Statements.
12

Eaton Vance
Global Dividend Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Dividend Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (97.3% at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $202,060,885 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2014 ($1,311,256), October 31, 2015 ($8,547,018), October 31, 2016 ($89,543,701), October 31, 2017 ($74,538,069) and October 31, 2018 ($28,120,841).

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance
Global Dividend Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

2 Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2011, the administration fee amounted to $324,233. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $8,880 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $122,208 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $294,744 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $586,944 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At April 30, 2011, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $13,800,000.

The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $632, representing 0.25% (annualized) of the average daily net assets of Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $195,648 and $632 for Class C and Class R shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or

14

Eaton Vance
Global Dividend Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $4,000 and $12,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $22,747,297 and $22,921,994, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	5,780,179	9,404,093
Issued to shareholders electing to receive payments of distributions in Fund shares	795,595	1,693,446
Redemptions	(6,918,188)	(12,552,474)

Net decrease	(342,414)	(1,454,935)

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	3,365,345	5,515,061
Issued to shareholders electing to receive payments of distributions in Fund shares	357,261	705,891
Redemptions	(3,033,257)	(4,993,265)

Net increase	689,349	1,227,687

	Six Months Ended
	April 30, 2011	Year Ended
Class I	(Unaudited)	October 31, 2010

Sales	3,488,433	3,232,790
Issued to shareholders electing to receive payments of distributions in Fund shares	128,960	154,809
Redemptions	(2,008,601)	(1,051,842)

Net increase	1,608,792	2,335,757

15

Eaton Vance
Global Dividend Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2011	Year Ended
Class R	(Unaudited)	October 31, 2010

Sales	9,036	51,915
Issued to shareholders electing to receive payments of distributions in Fund shares	1,900	3,356
Redemptions	(450)	(31,004)

Net increase	10,486	24,267

16

Global Dividend Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 94.6%

Security	Shares	Value

Aerospace & Defense — 2.1%

General Dynamics Corp.	140,000	$10,194,800

		$10,194,800

Automobiles — 2.0%

Daimler AG	127,000	$9,815,361

		$9,815,361

Beverages — 0.9%

PepsiCo, Inc.	65,000	$4,477,850

		$4,477,850

Capital Markets — 0.7%

Invesco, Ltd.	130,000	$3,233,100

		$3,233,100

Chemicals — 3.9%

Air Liquide SA	45,800	$6,767,139
BASF SE	117,000	12,014,015

		$18,781,154

Commercial Banks — 7.7%

DnB NOR ASA	551,000	$8,959,610
HSBC Holdings PLC ADR	142,000	7,734,740
PNC Financial Services Group, Inc.	131,000	8,166,540
U.S. Bancorp	302,907	7,821,059
Wells Fargo & Co.	145,000	4,220,950

		$36,902,899

Communications Equipment — 2.7%

Telefonaktiebolaget LM Ericsson, Class B	865,000	$13,125,093

		$13,125,093

Construction & Engineering — 3.4%

Bouygues SA	70,000	$3,483,575
Vinci SA	190,000	12,682,787

		$16,166,362

Diversified Financial Services — 0.5%

JPMorgan Chase & Co.	50,000	$2,281,500

		$2,281,500

Diversified Telecommunication Services — 2.7%

AT&T, Inc.	87,530	$2,723,934
Tele2 AB	285,000	7,157,145
Verizon Communications, Inc.	81,109	3,064,298

		$12,945,377

Electric Utilities — 1.3%

American Electric Power Co., Inc.	170,000	$6,201,600

		$6,201,600

Energy Equipment & Services — 4.3%

Schlumberger, Ltd.	140,559	$12,615,170
Seadrill, Ltd.	235,000	8,337,314

		$20,952,484

Food & Staples Retailing — 1.7%

Wal-Mart Stores, Inc.	152,800	$8,400,944

		$8,400,944

Food Products — 2.4%

Nestle SA	187,587	$11,643,222

		$11,643,222

Health Care Equipment & Supplies — 1.8%

Covidien PLC	152,400	$8,487,156

		$8,487,156

Hotels, Restaurants & Leisure — 3.0%

Carnival Corp.	100,000	$3,807,000
McDonald’s Corp.	136,400	10,681,484

		$14,488,484

Household Products — 1.9%

Henkel AG & Co. KGaA, PFC Shares	135,000	$9,203,597

		$9,203,597

Industrial Conglomerates — 1.5%

Siemens AG	50,000	$7,272,939

		$7,272,939

Insurance — 5.8%

Aflac, Inc.	60,000	$3,371,400
AXA SA	440,000	9,863,937

See Notes to Financial Statements.
17

Global Dividend Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)

MetLife, Inc.	125,000	$5,848,750
Prudential Financial, Inc.	140,000	8,878,800

		$27,962,887

IT Services — 5.2%

Accenture PLC, Class A	201,000	$11,483,130
International Business Machines Corp.	79,781	13,609,043

		$25,092,173

Media — 1.8%

Vivendi SA	77,000	$2,414,328
Walt Disney Co. (The)	150,000	6,465,000

		$8,879,328

Metals & Mining — 4.0%

Antofagasta PLC	46,364	$1,066,304
BHP Billiton, Ltd. ADR	135,000	13,667,400
Southern Copper Corp.	120,000	4,495,200

		$19,228,904

Multi-Utilities — 4.0%

CMS Energy Corp.	275,000	$5,445,000
National Grid PLC	250,000	2,565,023
PG&E Corp.	100,000	4,608,000
United Utilities Group PLC	650,000	6,868,675

		$19,486,698

Multiline Retail — 1.6%

Target Corp.	158,817	$7,797,915

		$7,797,915

Oil, Gas & Consumable Fuels — 7.8%

Chevron Corp.	53,300	$5,833,152
Exxon Mobil Corp.	53,529	4,710,552
Occidental Petroleum Corp.	43,160	4,932,757
Royal Dutch Shell PLC, Class A	275,000	10,711,703
Total SA	180,000	11,527,445

		$37,715,609

Pharmaceuticals — 5.8%

Abbott Laboratories	158,000	$8,222,320
Johnson & Johnson	116,785	7,675,110
Merck & Co., Inc.	167,307	6,014,687
Pfizer, Inc.	295,000	6,183,200

		$28,095,317

Road & Rail — 4.3%

Canadian Pacific Railway, Ltd.	150,000	$9,936,000
Norfolk Southern Corp.	40,000	2,987,200
Union Pacific Corp.	75,000	7,760,250

		$20,683,450

Software — 2.8%

Microsoft Corp.	310,000	$8,066,200
Oracle Corp.	150,000	5,407,500

		$13,473,700

Tobacco — 4.6%

British American Tobacco PLC	220,000	$9,613,360
Philip Morris International, Inc.	182,845	12,696,757

		$22,310,117

Wireless Telecommunication Services — 2.4%

Vodafone Group PLC	4,000,000	$11,563,203

		$11,563,203

Total Common Stocks
(identified cost $351,999,587)		$456,863,223

Preferred Stocks — 0.9%

Commercial Banks — 0.5%

Bank of America Corp., 8.125%(1)	350	$392,162
Barclays Bank PLC, 7.434%(1)(2)	100	107,348
BBVA International SA Unipersonal, 5.919%(1)	120	102,719
BNP Paribas 7.195%(1)(2)	200	205,021
Credit Agricole SA/London, 6.637%(1)(2)	115	110,132
Farm Credit Bank of Texas, Series I, 10.00%	225	251,367
JPMorgan Chase & Co., 7.90%(1)	350	385,970
Lloyds Banking Group PLC, 6.657%(1)(2)(3)	135	109,013
Morgan Stanley Capital Trust III, 6.25%	6,000	146,640
Royal Bank of Scotland Group PLC, Series F, 7.65%	5,000	121,250
Wells Fargo & Co., Class A, 7.50%	305	329,241

		$2,260,863

See Notes to Financial Statements.
18

Global Dividend Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 0.1%

Aegon NV, 6.375%	5,000	$116,300
AXA SA, 6.379%(1)(2)	68	64,299
AXA SA, 6.463%(1)(2)	42	40,121
Endurance Specialty Holdings, Ltd., Series A, 7.75%	5,000	130,200
ING Capital Funding Trust III, 3.907%(1)	110	109,786
RenaissanceRe Holdings, Ltd., Series C, 6.08%	11,936	276,676

		$737,382

Real Estate Investment Trusts (REITs) — 0.3%

CapLease, Inc., Series A, 8.125%	13,000	$321,230
Developers Diversified Realty Corp., Series I, 7.50%	15,000	375,600
Regency Centers Corp., Series C, 7.45%	15,000	376,800
Vornado Realty, LP, 7.875%	7,000	189,280

		$1,262,910

Total Preferred Stocks
(identified cost $3,886,253)		$4,261,155

Corporate Bonds & Notes — 0.6%

	Principal
	Amount
Description	(000’s omitted)	Value

Commercial Banks — 0.3%

American Express Co., 6.80% to 9/1/16, 9/1/66(1)(4)	$350	$368,375
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(4)(5)	350	365,400
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(4)(5)	400	395,000
HBOS Capital Funding, LP, 6.071% to 6/30/14, 6/29/49(2)(4)	50	47,000

		$1,175,775

Diversified Financial Services — 0.1%

General Electric Capital Corp., 6.375% to 11/15/17, 11/15/67(4)	$330	$344,025

		$344,025

Electric Utilities — 0.1%

PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(4)	$650	$646,714

		$646,714

Insurance — 0.1%

MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(4)(5)	$250	$353,427
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(4)	250	240,000

		$593,427

Pipelines — 0.0%(6)

Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(4)	$110	$110,247

		$110,247

Total Corporate Bonds & Notes
(identified cost $2,598,281)		$2,870,188

Short-Term Investments — 2.7%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(7)	$13,029	$13,029,230

Total Short-Term Investments
(identified cost $13,029,230)		$13,029,230

Total Investments — 98.8%
(identified cost $371,513,351)		$477,023,796

Other Assets, Less Liabilities — 1.2%		$5,641,482

Net Assets — 100.0%		$482,665,278

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
PFC Shares	- Preference Shares

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2011.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $682,934 or 0.1% of the Portfolio’s net assets.

(3)	Non-income producing security.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(6)	Amount is less than 0.05%.

See Notes to Financial Statements.
19

Global Dividend Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

Country Concentration

	Percentage
Country	of Net Assets	Value

United States	54.6%	$263,727,155
France	9.7	46,739,211
United Kingdom	8.8	42,556,518
Germany	7.9	38,305,912
Sweden	4.2	20,282,238
Ireland	4.1	19,970,286
Switzerland	2.4	11,643,222
Bermuda	2.4	11,570,414
Norway	1.9	8,959,610
Cayman Islands	0.1	240,000

Long-Term Investments	96.1%	$463,994,566

Short-Term Investments		$13,029,230

Total Investments		$477,023,796

See Notes to Financial Statements.
20

Global Dividend Income Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $358,484,121)	$463,994,566
Affiliated investment, at value (identified cost, $13,029,230)	13,029,230
Dividends and interest receivable	2,117,677
Interest receivable from affiliated investment	461
Receivable for investments sold	13,920,960
Tax reclaims receivable	2,217,070

Total assets	$495,279,964

Liabilities

Payable for investments purchased	$12,278,381
Payable to affiliates:
Investment adviser fee	249,286
Trustees’ fees	1,256
Accrued expenses	85,763

Total liabilities	$12,614,686

Net Assets applicable to investors’ interest in Portfolio	$482,665,278

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$376,919,647
Net unrealized appreciation	105,745,631

Total	$482,665,278

See Notes to Financial Statements.
21

Global Dividend Income Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends (net of foreign taxes, $2,065,095)	$16,771,558
Interest	87,529
Interest allocated from affiliated investment	6,173
Expenses allocated from affiliated investment	(291)

Total investment income	$16,864,969

Expenses

Investment adviser fee	$1,445,998
Trustees’ fees and expenses	7,581
Custodian fee	66,970
Legal and accounting services	18,754
Miscellaneous	8,126

Total expenses	$1,547,429

Deduct —
Reduction of custodian fee	$13

Total expense reductions	$13

Net expenses	$1,547,416

Net investment income	$15,317,553

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$4,405,275
Investment transactions allocated from affiliated investment	61
Foreign currency transactions	181,904

Net realized gain	$4,587,240

Change in unrealized appreciation (depreciation) —
Investments	$36,524,210
Foreign currency	(16,559)

Net change in unrealized appreciation (depreciation)	$36,507,651

Net realized and unrealized gain	$41,094,891

Net increase in net assets from operations	$56,412,444

See Notes to Financial Statements.
22

Global Dividend Income Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$15,317,553	$31,411,971
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	4,587,240	(28,469,319)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	36,507,651	35,346,787

Net increase in net assets from operations	$56,412,444	$38,289,439

Capital transactions —
Contributions	$24,138,054	$34,036,332
Withdrawals	(32,638,803)	(45,771,871)

Net decrease in net assets from capital transactions	$(8,500,749)	$(11,735,539)

Net increase in net assets	$47,911,695	$26,553,900

Net Assets

At beginning of period	$434,753,583	$408,199,683

At end of period	$482,665,278	$434,753,583

See Notes to Financial Statements.
23

Global Dividend Income Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011							Period Ended
Ratios/Supplemental Data	(Unaudited)		2010		2009	2008	2007	October 31, 2006(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.70	%(3)	0.74%		0.73%	0.75%	0.76%	0.88	%(3)
Net investment income	6.88	%(3)(4)	7.38	%(5)	8.04%	9.27%	6.77%	15.44	%(3)
Portfolio Turnover	53	%(6)	156%		177%	256%	87%	170	%(6)

Total Return	13.26	%(6)	9.75%		1.11%	(33.97)%	18.88%	10.33	%(6)

Net assets, end of period (000’s omitted)	$482,665		$434,754		$408,200	$289,803	$316,239	$74,638

(1)	For the period from the start of business, March 24, 2006, to October 31, 2006.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Includes special dividends equal to 1.72% (annualized) of average daily net assets.

(5)	Includes special dividends equal to 0.84% of average daily net assets.

(6)	Not annualized.

See Notes to Financial Statements.
24

Global Dividend Income Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Global Dividend Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve total return by investing primarily in a diversified portfolio of equity securities that pay dividends. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Global Dividend Income Fund held a 97.3% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the

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April 30, 2011

Notes to Financial Statements (Unaudited) — continued

Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on average daily net assets of $500 million or more, and is payable monthly. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee amounted to $1,445,998 or 0.65% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $236,515,323 and $234,767,841, respectively, for the six months ended April 30, 2011.

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April 30, 2011

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$377,732,816

Gross unrealized appreciation	$100,154,288
Gross unrealized depreciation	(863,308)

Net unrealized appreciation	$99,290,980

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Global Dividend Income Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$28,751,399	$12,229,689		$—	$40,981,088
Consumer Staples	25,575,551	30,460,179		—	56,035,730
Energy	28,091,631	30,576,462		—	58,668,093
Financials	51,556,839	18,823,547		—	70,380,386
Health Care	36,582,473	—		—	36,582,473
Industrials	30,878,250	23,439,301		—	54,317,551
Information Technology	38,565,873	13,125,093		—	51,690,966
Materials	18,162,600	19,847,458		—	38,010,058
Telecommunication Services	5,788,232	18,720,348		—	24,508,580
Utilities	16,254,600	9,433,698		—	25,688,298

Total Common Stocks	$280,207,448	$176,655,775	*	$—	$456,863,223

Preferred Stocks
Financials	$2,383,217	$1,877,938		$—	$4,261,155

Total Preferred Stocks	$2,383,217	$1,877,938		$—	$4,261,155

Corporate Bonds & Notes	$—	$2,870,188		$—	$2,870,188
Short-Term Investments	—	13,029,230		—	13,029,230

Total	$282,590,665	$194,433,131		$—	$477,023,796

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

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Eaton Vance
Global Dividend Income Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

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Eaton Vance
Global Dividend Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Global Dividend Income Portfolio (formerly Dividend Income Portfolio) (the “Portfolio”), the portfolio in which Eaton Vance Global Dividend Income Fund (formerly Eaton Vance Dividend Income Fund) (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2010 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

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Eaton Vance
Global Dividend Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees, and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

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Eaton Vance
Global Dividend Income Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Global Dividend Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Global Dividend Income Portfolio

Judith A. Saryan President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Global Dividend Income Fund and Global Dividend Income Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

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Eaton Vance
Global Dividend Income Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Dividend Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Global Dividend Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2634-6/11	DIVISRC

Eaton Vance Emerging Markets Local Income Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Emerging Markets Local Income Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	50
Officers and Trustees	53
Important Notices	54

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2011
Portfolio Managers Mark S. Venezia, CFA; John R. Baur; Michael A. Cirami, CFA
Performance1

	Class A	Class C	Class I
Symbol	EEIAX	EEICX	EEIIX
Inception Date	6/27/07	8/3/10	11/30/09

% Average Annual Total Returns at net asset value (NAV)

Six Months	5.76	5.38	5.88
One Year	13.96	N.A.	14.41
Since Inception	12.29	11.31	15.65

% SEC Average Annual Total Returns with maximum sales charge

Six Months	0.74	4.38	5.88
One Year	8.55	N.A.	14.41
Since Inception	10.87	10.31	15.65

% Maximum Sales Charge	Class A	Class C	Class I

	4.75	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I

Gross	1.61	2.31	1.31
Net	1.25	1.95	0.95

Comparative Performance[3]			% Return

JPMorgan GBI-EM Global Diversified Index

Six Months			5.94
One Year			16.35
Since Inception (6/27/07)			12.73
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2011
Fund Profile4

Asset Allocation (% of net assets; excluding derivatives)

Foreign Currency Positions5(% of net assets)

Malaysia	14.0	Hong Kong	1.5
Mexico	11.8	Philippines	1.4
Poland	11.6	India	1.3
Indonesia	11.3	Platinum	1.3
Turkey	11.3	Dominican Republic	1.2
Brazil	9.9	Chile	1.2
Thailand	9.2	Uruguay	1.1
South Africa	8.8	Singapore	0.9
Hungary	8.2	Ghana	0.7
Russia	7.3	Lebanon	0.6
Colombia	4.7	Taiwan	0.5
China	3.3	Zambia	0.5
Sweden	2.7	Egypt	0.3
Serbia	2.5	Iceland	0.0
Kazakhstan	2.1	Costa Rica	0.0
Czech Republic	2.0	Sri Lanka	-0.0
South Korea	1.9	Japan	-0.4
Israel	1.9	New Zealand	-0.7
Norway	1.7	Gold	-0.8
Romania	1.6	Euro	-16.5
Peru	1.5
See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/12. Without this expense reimbursement performance would have been lower.

3.	JPMorgan GBI-EM Global Diversified Index is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

4.	The Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund and also may invest directly. References to investments are to the aggregate Portfolio and Fund (if any) holdings. Fund profile is subject to change due to active management.

5.	Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

4

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)		Ratio

Actual
Class A	$1,000.00	$1,057.60	$6.43	**	1.26%
Class C	$1,000.00	$1,053.80	$9.98	**	1.96%
Class I	$1,000.00	$1,058.80	$4.90	**	0.96%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.50	$6.31	**	1.26%
Class C	$1,000.00	$1,015.10	$9.79	**	1.96%
Class I	$1,000.00	$1,020.00	$4.81	**	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in Emerging Markets Local Income Portfolio, at value (identified cost, $501,352,672)	$522,681,175
Receivable for Fund shares sold	10,484,423
Other assets	101

Total assets	$533,165,699

Liabilities

Payable for Fund shares redeemed	$1,296,451
Distributions payable	760,278
Payable to affiliates:
Distribution and service fees	124,906
Trustees’ fees	42
Accrued expenses	41,545

Total liabilities	$2,223,222

Net Assets	$530,942,477

Sources of Net Assets

Paid-in capital	$512,242,074
Accumulated net realized gain from Portfolio	3,354,706
Accumulated distributions in excess of net investment income	(5,982,806)
Net unrealized appreciation from Portfolio	21,328,503

Total	$530,942,477

Class A Shares

Net Assets	$281,287,085
Shares Outstanding	25,476,926
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.04
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.59

Class C Shares

Net Assets	$78,408,675
Shares Outstanding	7,093,678
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.05

Class I Shares

Net Assets	$171,246,717
Shares Outstanding	15,457,538
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.08

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
April 30, 2011

Investment Income
Interest allocated from Portfolio (net of foreign taxes, $472,606)	$10,918,639
Expenses allocated from Portfolio	(1,556,231)

Total investment income from Portfolio	$9,362,408

Expenses

Distribution and service fees
Class A	$346,398
Class C	294,243
Trustees’ fees and expenses	250
Custodian fee	20,472
Transfer and dividend disbursing agent fees	166,693
Legal and accounting services	1,661
Printing and postage	63,126
Registration fees	61,543
Miscellaneous	5,643

Total expenses	$960,029

Net investment income	$8,402,379

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$375,156
Financial futures contracts	16,757
Swap contracts	(260,658)
Forward commodity contracts	(14,354)
Foreign currency and forward foreign currency exchange contract transactions	3,383,037

Net realized gain	$3,499,938

Change in unrealized appreciation (depreciation) —
Investments (including net increase of $750,785 from precious metals)	$12,140,444
Securities sold short	(265,959)
Financial futures contracts	(350,450)
Swap contracts	(1,331,942)
Forward commodity contracts	(595,117)
Foreign currency and forward foreign currency exchange contracts	8,369,183

Net change in unrealized appreciation (depreciation)	$17,966,159

Net realized and unrealized gain	$21,466,097

Net increase in net assets from operations	$29,868,476

See Notes to Financial Statements.
7

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$8,402,379	$1,806,045
Net realized gain from investment transactions, financial futures contracts, swap contracts, written options, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	3,499,938	568,381
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, swap contracts, written options, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	17,966,159	3,601,040

Net increase in net assets from operations	$29,868,476	$5,975,466

Distributions to shareholders —
From net investment income
Class A	$(8,517,859)	$(1,701,501)
Class C	(1,944,710)	(73,913)
Class I	(3,808,074)	(427,811)
From net realized gain
Class A	—	(330,215)
Class C	—	(55,007)
Class I	—	(93,260)
Tax return of capital
Class A	—	(252,332)
Class C	—	(10,961)
Class I	—	(63,444)

Total distributions to shareholders	$(14,270,643)	$(3,008,444)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$199,922,209	$193,999,320
Class C	45,454,203	34,001,161
Class I	146,237,357	46,894,593
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,399,988	1,414,337
Class C	1,461,890	113,302
Class I	2,795,324	264,128
Cost of shares redeemed
Class A	(106,868,552)	(27,446,981)
Class C	(4,969,047)	(145,551)
Class I	(31,444,030)	(996,728)

Net increase in net assets from Fund share transactions	$258,989,342	$248,097,581

Net increase in net assets	$274,587,175	$251,064,603

Net Assets

At beginning of period	$256,355,302	$5,290,699

At end of period	$530,942,477	$256,355,302

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(5,982,806)	$(114,542)

See Notes to Financial Statements.
8

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011					Period Ended
	(Unaudited)		2010	2009	2008	October 31, 2007(1)

Net asset value — Beginning of period	$10.830		$9.850	$8.280	$10.770	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.225		$0.450	$0.487	$0.475	$0.165
Net realized and unrealized gain (loss)	0.373		1.312	1.864	(1.727)	0.732

Total income (loss) from operations	$0.598		$1.762	$2.351	$(1.252)	$0.897

Less Distributions

From net investment income	$(0.388)		$(0.658)	$(0.781)	$(0.640)	$(0.259)
From net realized gain	—		(0.026)	—	(0.381)	—
Tax return of capital	—		(0.098)	—	(0.217)	—

Total distributions	$(0.388)		$(0.782)	$(0.781)	$(1.238)	$(0.259)

Capital contribution from administrator(2)	$—		$—	$—	$—	$0.132

Net asset value — End of period	$11.040		$10.830	$9.850	$8.280	$10.770

Total Return(3)	5.76	%(4)	18.65%	30.05%	(13.38)%	10.44	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$281,287		$175,501	$5,291	$1,529	$11
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	1.26	%(9)(10)	1.25%	1.25%	1.25%	1.25	%(9)
Net investment income	4.32	%(9)	4.28%	5.37%	4.73%	4.67	%(9)
Portfolio Turnover of the Portfolio	9	%(4)	17%	26%	38%	2	%(4)

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Absent a capital contribution by the administrator for the period from the start of business, June 27, 2007, to October 31, 2007, total return would have been 9.12%.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	The administrator subsidized certain operating expenses (equal to 0.36%, 4.25%, 4.63% and 287.76% of average daily net assets for the years ended October 31, 2010, 2009 and 2008 and for the period from the start of business, June 27, 2007, to October 31, 2007, respectively).
(9)	Annualized.
(10)	Includes interest expense on securities sold short of 0.01%.

See Notes to Financial Statements.
9

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended
	April 30, 2011		Period Ended
	(Unaudited)		October 31, 2010(1)

Net asset value — Beginning of period	$10.840		$10.430

Income (Loss) From Operations

Net investment income(2)	$0.188		$0.073
Net realized and unrealized gain	0.372		0.510

Total income from operations	$0.560		$0.583

Less Distributions

From net investment income	$(0.350)		$(0.128)
From net realized gain	—		(0.026)
Tax return of capital	—		(0.019)

Total distributions	$(0.350)		$(0.173)

Net asset value — End of period	$11.050		$10.840

Total Return(3)	5.38	%(4)	5.63	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$78,409		$34,064
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.96	%(8)(9)	1.95	%(8)
Net investment income	3.61	%(8)	2.74	%(8)
Portfolio Turnover of the Portfolio	9	%(4)	17	%(4)(10)

(1)	For the period from commencement of operations on August 3, 2010 to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The administrator subsidized certain operating expenses (equal to 0.36% of average daily net assets for the period from commencement of operations on August 3, 2010 to October 31, 2010).
(8)	Annualized.
(9)	Includes interest expense on securities sold short of 0.01%.

(10)	For the Portfolio’s year ended October 31, 2010.

See Notes to Financial Statements.
10

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	April 30, 2011		Period Ended
	(Unaudited)		October 31, 2010(1)

Net asset value — Beginning of period	$10.870		$10.060

Income (Loss) From Operations

Net investment income(2)	$0.245		$0.438
Net realized and unrealized gain	0.367		1.115

Total income from operations	$0.612		$1.553

Less Distributions

From net investment income	$(0.402)		$(0.624)
From net realized gain	—		(0.026)
Tax return of capital	—		(0.093)

Total distributions	$(0.402)		$(0.743)

Net asset value — End of period	$11.080		$10.870

Total Return(3)	5.88	%(4)	16.13	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$171,247		$46,791
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.96	%(8)(9)	0.95	%(8)
Net investment income	4.67	%(8)	4.51	%(8)
Portfolio Turnover of the Portfolio	9	%(4)	17	%(4)(10)

(1)	For the period from commencement of operations on November 30, 2009 to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The administrator subsidized certain operating expenses (equal to 0.36% of average daily net assets for the period from commencement of operations on November 27, 2009 to October 31, 2010).
(8)	Annualized.
(9)	Includes interest expense on securities sold short of 0.01%.
(10)	For the Portfolio’s year ended October 31, 2010.

See Notes to Financial Statements.
11

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Emerging Markets Local Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Notes 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Local Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (74.8% at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for

12

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over the annual fee is reduced. For the six months ended April 30, 2011, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s operating expenses (relating to ordinary operating expenses only) to the extent that they exceed 1.25%, 1.95% and 0.95% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2012. Pursuant to this agreement, EVM was allocated no operating expenses for the six months ended April 30, 2011.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $6,062 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $137,597 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $346,398 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $220,682 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $73,561 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $29,000 and $7,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $272,020,618 and $28,102,285, respectively.

13

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	18,940,278	18,183,048
Issued to shareholders electing to receive payments of distributions in Fund shares	608,681	133,736
Redemptions	(10,270,907)	(2,654,878)

Net increase	9,278,052	15,661,906

	Six Months Ended
	April 30, 2011	Period Ended
Class C	(Unaudited)	October 31, 2010(1)

Sales	4,288,931	3,144,431
Issued to shareholders electing to receive payments of distributions in Fund shares	138,805	10,463
Redemptions	(475,523)	(13,429)

Net increase	3,952,213	3,141,465

	Six Months Ended
	April 30, 2011	Period Ended
Class I	(Unaudited)	October 31, 2010(2)

Sales	13,874,336	4,376,312
Issued to shareholders electing to receive payments of distributions in Fund shares	264,544	24,649
Redemptions	(2,987,626)	(94,677)

Net increase	11,151,254	4,306,284

(1)	For the period from commencement of operations on August 3, 2010 to October 31, 2010.
(2)	For the period from commencement of operations on November 30, 2009 to October 31, 2010.

14

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 68.9%

		Principal
Security		Amount	Value

Albania — 0.7%

Republic of Albania, 7.50%, 11/4/15	EUR	3,500,000	$4,990,921

Total Albania			$4,990,921

Bermuda — 0.1%

Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$958,408

Total Bermuda			$958,408

Brazil — 4.4%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	468,142	$291,565
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,142,000	3,847,144
Nota Do Tesouro Nacional, 10.00%, 1/1/13	BRL	5,118,000	3,127,992
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	20,289,000	12,149,928
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	10,405,000	5,951,195
Nota Do Tesouro Nacional, 10.00%, 1/1/21	BRL	9,400,000	5,157,691
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	423,462

Total Brazil			$30,948,977

Chile — 1.2%

Government of Chile, 2.10%, 9/1/15(2)	CLP	86,823,160	$185,235
Government of Chile, 3.00%, 1/1/15(2)	CLP	759,702,650	1,677,286
Government of Chile, 6.00%, 3/1/17	CLP	70,000,000	150,330
Government of Chile, 6.00%, 3/1/18	CLP	2,350,000,000	5,048,991
Government of Chile, 6.00%, 1/1/20	CLP	465,000,000	994,542

Total Chile			$8,056,384

Colombia — 4.0%

Republic of Colombia, 7.75%, 4/14/21	COP	9,341,000,000	$5,888,099
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000,000	5,758,032
Republic of Colombia, 12.00%, 10/22/15	COP	15,960,000,000	11,643,211
Titulos De Tesoreria B, 9.25%, 8/15/12	COP	1,749,800,000	1,045,749
Titulos De Tesoreria B, 11.00%, 5/18/11	COP	6,500,000,000	3,697,315

Total Colombia			$28,032,406

Congo — 0.2%

Republic of Congo, 3.00%, 6/30/29	USD	2,333,200	$1,481,582

Total Congo			$1,481,582

Costa Rica — 0.0%(3)

Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	52,816,999	$85,238
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	5,933,671	10,851

Total Costa Rica			$96,089

Dominican Republic — 1.2%

Dominican Republic, 16.00%, 7/10/20(1)	DOP	38,000,000	$1,037,365
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 13.00%, 2/25/13(4)	DOP	107,000,000	2,873,343
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 15.00%, 3/12/12(4)	DOP	82,000,000	2,229,445
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	67,800,000	1,848,550

Total Dominican Republic			$7,988,703

Egypt — 0.0%(3)

Arab Republic of Egypt, 8.75%, 7/18/12(1)	EGP	1,690,000	$268,547

Total Egypt			$268,547

Greece — 0.0%(3)

Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	225,000	$202,188

Total Greece			$202,188

Hungary — 7.3%

Hungary Government Bond, 5.50%, 2/12/14	HUF	1,525,600,000	$8,381,960
Hungary Government Bond, 5.50%, 2/12/16	HUF	862,500,000	4,600,340
Hungary Government Bond, 6.00%, 10/24/12	HUF	676,970,000	3,790,710
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	998,347
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100,000	3,154,647
Hungary Government Bond, 6.75%, 2/12/13	HUF	785,300,000	4,448,751
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520,000	8,693,098
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980,000	6,246,492
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,829,041
Hungary Government Bond, 7.50%, 10/24/13	HUF	796,000,000	4,595,050
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800,000	3,868,543
Hungary Government Bond, 8.00%, 2/12/15	HUF	60,000,000	351,917

Total Hungary			$50,958,896

See Notes to Consolidated Financial Statements.
15

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
Security		Amount	Value

Indonesia — 8.5%

Indonesia Government, 7.375%, 9/15/16	IDR	43,648,000,000	$5,233,795
Indonesia Government, 8.25%, 7/15/21	IDR	4,730,000,000	568,690
Indonesia Government, 8.375%, 9/15/26	IDR	14,100,000,000	1,664,263
Indonesia Government, 9.00%, 9/15/13	IDR	26,300,000,000	3,245,348
Indonesia Government, 9.00%, 9/15/18	IDR	42,550,000,000	5,386,455
Indonesia Government, 9.50%, 6/15/15	IDR	33,485,000,000	4,282,049
Indonesia Government, 9.50%, 7/15/23	IDR	35,245,000,000	4,517,429
Indonesia Government, 9.50%, 7/15/31	IDR	58,734,000,000	7,294,885
Indonesia Government, 9.75%, 5/15/37	IDR	28,656,000,000	3,471,017
Indonesia Government, 10.00%, 7/15/17	IDR	10,200,000,000	1,364,104
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	2,928,947
Indonesia Government, 10.00%, 2/15/28	IDR	8,560,000,000	1,105,817
Indonesia Government, 10.25%, 7/15/27	IDR	22,325,000,000	2,977,223
Indonesia Government, 10.50%, 8/15/30	IDR	24,610,000,000	3,297,282
Indonesia Government, 10.50%, 7/15/38	IDR	10,900,000,000	1,431,866
Indonesia Government, 11.00%, 11/15/20	IDR	14,560,000,000	2,068,861
Indonesia Government, 11.00%, 9/15/25	IDR	16,440,000,000	2,329,151
Indonesia Government, 11.25%, 5/15/14	IDR	16,743,000,000	2,204,891
Indonesia Government, 11.50%, 9/15/19	IDR	25,200,000,000	3,638,098

Total Indonesia			$59,010,171

Israel — 0.1%

Israel Government Bond, 3.00%, 10/31/19(2)	ILS	569,005	$177,614
Israel Government Bond, 5.00%, 4/30/15(2)	ILS	1,443,765	486,232

Total Israel			$663,846

Macedonia — 0.1%

Republic of Macedonia, 4.625%, 12/8/15	EUR	280,000	$395,645

Total Macedonia			$395,645

Malaysia — 3.8%

Malaysia Government, 2.509%, 8/27/12	MYR	3,800,000	$1,276,040
Malaysia Government, 3.21%, 5/31/13	MYR	5,925,000	2,001,058
Malaysia Government, 3.502%, 5/31/27	MYR	4,125,000	1,251,621
Malaysia Government, 3.70%, 5/15/13	MYR	6,355,000	2,167,098
Malaysia Government, 3.741%, 2/27/15	MYR	24,076,000	8,230,481
Malaysia Government, 4.012%, 9/15/17	MYR	10,786,000	3,696,732
Malaysia Government, 4.24%, 2/7/18	MYR	15,775,000	5,458,640
Malaysia Government, 4.378%, 11/29/19	MYR	3,750,000	1,304,682
Malaysia Government, 4.498%, 4/15/30	MYR	3,480,000	1,166,886

Total Malaysia			$26,553,238

Mexico — 4.6%

Government of Mexico, 7.25%, 12/15/16	MXN	20,800,000	$1,858,353
Government of Mexico, 7.50%, 6/3/27	MXN	30,480,000	2,579,959
Government of Mexico, 7.75%, 12/14/17	MXN	9,500,000	865,767
Government of Mexico, 8.00%, 12/19/13	MXN	61,900,000	5,671,805
Government of Mexico, 8.00%, 6/11/20	MXN	21,018,000	1,933,334
Government of Mexico, 8.50%, 12/13/18	MXN	6,832,600	647,155
Government of Mexico, 8.50%, 11/18/38	MXN	36,100,000	3,278,230
Government of Mexico, 9.00%, 12/20/12	MXN	39,000,000	3,590,790
Government of Mexico, 9.50%, 12/18/14	MXN	23,060,000	2,220,925
Government of Mexico, 10.00%, 12/5/24	MXN	63,550,000	6,701,299
Government of Mexico, 10.00%, 11/20/36	MXN	23,470,000	2,459,195

Total Mexico			$31,806,812

Montenegro — 0.4%

Republic of Montenegro, 7.875%, 9/14/15	EUR	2,000,000	$3,073,535

Total Montenegro			$3,073,535

Peru — 1.5%

Republic of Peru, 6.90%, 8/12/37	PEN	2,700,000	$869,942
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	762,649
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	657,279
Republic of Peru, 7.84%, 8/12/20(5)	PEN	7,570,000	2,811,599
Republic of Peru, 7.84%, 8/12/20	PEN	1,130,000	419,697
Republic of Peru, 8.20%, 8/12/26	PEN	5,775,000	2,172,291
Republic of Peru, 8.60%, 8/12/17	PEN	5,305,000	2,112,991
Republic of Peru, 9.91%, 5/5/15	PEN	1,760,000	713,278

Total Peru			$10,519,726

Philippines — 1.0%

Philippine Government International Bond, 4.95%, 1/15/21	PHP	139,000,000	$3,182,298
Philippine Government International Bond, 6.25%, 1/14/36	PHP	150,000,000	3,389,954

Total Philippines			$6,572,252

Poland — 0.8%

Poland Government Bond, 3.00%, 8/24/16(2)	PLN	1,834,622	$712,197
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	757,354
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,302,976
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,969,536

See Notes to Consolidated Financial Statements.
16

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
Security		Amount	Value

Poland (continued)

Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	$1,119,692

Total Poland			$5,861,755

Russia — 3.3%

Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	600,000,000	$23,293,371

Total Russia			$23,293,371

Serbia — 1.3%

Serbia Treasury Bill, 0.00%, 8/9/12	RSD	230,950,000	$2,958,668
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	403,070,000	5,116,948
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	55,500,000	654,286

Total Serbia			$8,729,902

South Africa — 8.1%

Republic of South Africa, 2.50%, 1/31/17(2)	ZAR	6,069,759	$962,328
Republic of South Africa, 2.60%, 3/31/28(2)	ZAR	6,183,120	930,152
Republic of South Africa, 2.75%, 1/31/22(2)	ZAR	32,470,528	4,981,617
Republic of South Africa, 5.50%, 12/7/23(2)	ZAR	2,939,171	585,506
Republic of South Africa, 6.25%, 3/31/36	ZAR	22,825,000	2,589,499
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745,000	6,206,137
Republic of South Africa, 7.00%, 2/28/31	ZAR	19,600,000	2,482,766
Republic of South Africa, 7.25%, 1/15/20	ZAR	51,600,000	7,319,906
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500,000	5,332,134
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430,000	2,976,365
Republic of South Africa, 8.75%, 12/21/14	ZAR	10,290,000	1,642,168
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356,000	5,362,585
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005,000	14,982,409

Total South Africa			$56,353,572

Sri Lanka — 0.1%

Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950,000	$958,360

Total Sri Lanka			$958,360

Taiwan — 0.4%

Taiwan Government Bond, 0.25%, 10/21/11	TWD	12,500,000	$436,099
Taiwan Government Bond, 0.25%, 2/10/12	TWD	74,400,000	2,592,669

Total Taiwan			$3,028,768

Thailand — 5.0%

Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$737,018
Kingdom of Thailand, 3.625%, 6/16/23	THB	75,523,000	2,488,724
Kingdom of Thailand, 3.85%, 12/12/25	THB	74,315,000	2,459,759
Kingdom of Thailand, 3.875%, 6/13/19	THB	93,235,000	3,206,013
Kingdom of Thailand, 4.25%, 3/13/13	THB	168,678,000	5,761,368
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371,000	2,190,772
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000,000	1,095,335
Kingdom of Thailand, 5.125%, 3/13/18	THB	86,300,000	3,158,233
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409,000	9,732,613
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500,000	3,727,236

Total Thailand			$34,557,071

Turkey — 10.1%

Turkey Government Bond, 0.00%, 4/25/12	TRY	19,569,000	$11,908,656
Turkey Government Bond, 0.00%, 8/8/12	TRY	11,410,000	6,774,584
Turkey Government Bond, 0.00%, 11/7/12	TRY	17,860,000	10,367,489
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	9,714,335	7,063,171
Turkey Government Bond, 8.00%, 10/9/13	TRY	7,015,000	4,531,386
Turkey Government Bond, 10.00%, 1/9/13	TRY	8,595,000	5,776,620
Turkey Government Bond, 10.00%, 4/10/13	TRY	7,165,000	4,825,658
Turkey Government Bond, 10.00%, 6/17/15	TRY	7,800,000	5,325,446
Turkey Government Bond, 10.50%, 1/15/20	TRY	6,051,000	4,324,416
Turkey Government Bond, 11.00%, 8/6/14	TRY	9,221,000	6,415,900
Turkey Government Bond, 14.00%, 9/26/12	TRY	1,790,000	1,262,768
Turkey Government Bond, 16.00%, 3/7/12	TRY	1,270,000	886,829
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330,000	1,008,212

Total Turkey			$70,471,135

Uruguay — 0.1%

Republic of Uruguay, 5.00%, 9/14/18(2)	UYU	14,668,276	$932,233

Total Uruguay			$932,233

Venezuela — 0.6%

Bolivarian Republic of Venezuela, 7.00%, 3/31/38(5)	USD	6,137,000	$3,513,433
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(5)	USD	1,368,100	932,360

Total Venezuela			$4,445,793

Total Foreign Government Bonds
(identified cost $453,593,579)			$481,210,286

See Notes to Consolidated Financial Statements.
17

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Mortgage Pass-Throughs — 2.0%

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
7.00%, with maturity at 2032	$3,184,973	$3,654,970
7.50%, with maturity at 2034	701,134	823,518

		$4,478,488

Federal National Mortgage Association:
2.734%, with maturity at 2035(6)	$1,649,375	$1,722,086
4.378%, with maturity at 2035(6)	1,379,787	1,494,482
6.50%, with various maturities to 2033	3,084,845	3,364,571
7.00%, with maturity at 2033	1,296,296	1,495,093
8.50%, with maturity at 2032	1,164,130	1,428,521

		$9,504,753

Total Mortgage Pass-Throughs
(identified cost $13,622,634)		$13,983,241

U.S. Government Agency Obligations — 1.1%

	Principal
Security	Amount	Value

Federal Home Loan Bank:
4.50%, 9/13/19	$4,000,000	$4,366,900
5.25%, 12/9/22	2,700,000	3,017,444

Total U.S. Government Agency Obligations
(identified cost $7,801,968)		$7,384,344

Precious Metals — 1.8%

Description	Troy Ounces	Value

Gold(7)	2,421	$3,783,733
Platinum(7)	4,784	8,952,341

Total Precious Metals
(identified cost $11,651,853)		$12,736,074

Currency Options Purchased — 0.0%(3)

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

Euro Put Option	EUR	5,600	EUR	1.22	5/11/11	$0
Euro Put Option	EUR	6,566	EUR	1.17	5/3/12	61,960

Total Currency Options Purchased
(identified cost $591,330)						$61,960

Put Options Purchased — 0.0%(3)

	Number of		Strike		Expiration
Description	Contracts		Price		Date	Value

KOSPI 200 Index		28,650,000	KRW	205	10/13/11	$14,914
KOSPI 200 Index		28,650,000	KRW	200	10/11/12	92,101
Light Sweet Crude Oil Future 12/11		6	USD	80	11/15/11	5,280

Total Put Options Purchased
(identified cost $547,687)						$112,295

Short-Term Investments — 23.3%

Foreign Government Securities — 17.4%

		Principal
		Amount
Security		(000’s omitted)	Value

Brazil — 0.9%

Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	10,400	$6,479,407

Total Brazil			$6,479,407

Colombia — 0.1%

Titulos De Tesoreria B, 0.00%, 4/26/12	COP	1,178,600	$635,652

Total Colombia			$635,652

Croatia — 1.4%

Croatia Treasury Bill, 0.00%, 5/5/11	EUR	341	$504,942
Croatia Treasury Bill, 0.00%, 6/2/11	EUR	700	1,035,197
Croatia Treasury Bill, 0.00%, 6/16/11	EUR	819	1,210,073
Croatia Treasury Bill, 0.00%, 8/25/11	EUR	307	451,321
Croatia Treasury Bill, 0.00%, 9/8/11	EUR	592	869,269
Croatia Treasury Bill, 0.00%, 9/15/11	EUR	3,467	5,087,722
Croatia Treasury Bill, 0.00%, 9/22/11	EUR	540	791,949

Total Croatia			$9,950,473

Egypt — 0.2%

Egypt Treasury Bill, 0.00%, 7/12/11	EGP	3,600	$592,335
Egypt Treasury Bill, 0.00%, 8/2/11	EGP	1,900	310,548
Egypt Treasury Bill, 0.00%, 8/9/11	EGP	4,700	766,504

Total Egypt			$1,669,387

See Notes to Consolidated Financial Statements.
18

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Georgia — 0.2%

Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	1,500	$1,500,000

Total Georgia			$1,500,000

Ghana — 0.3%

Ghana Government Bond, 14.47%, 12/15/11	GHS	3,062	$2,079,345

Total Ghana			$2,079,345

Hong Kong — 1.5%

Hong Kong Treasury Bill, 0.00%, 5/11/11	HKD	34,000	$4,377,725
Hong Kong Treasury Bill, 0.00%, 7/20/11	HKD	9,500	1,222,693
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	34,000	4,375,544
Hong Kong Treasury Bill, 0.00%, 9/7/11	HKD	3,500	450,918

Total Hong Kong			$10,426,880

Iceland — 0.0%(3)

Iceland Treasury Bill, 0.00%, 5/16/11	ISK	7,518	$57,486
Iceland Treasury Bill, 0.00%, 6/15/11	ISK	12,310	93,897

Total Iceland			$151,383

Indonesia — 0.8%

Indonesia Treasury Bill, 0.00%, 5/5/11	IDR	4,826,000	$563,317
Indonesia Treasury Bill, 0.00%, 6/9/11	IDR	3,655,000	424,165
Indonesia Treasury Bill, 0.00%, 6/23/11	IDR	4,380,000	507,039
Indonesia Treasury Bill, 0.00%, 7/6/11	IDR	6,759,000	781,062
Indonesia Treasury Bill, 0.00%, 7/7/11	IDR	9,106,000	1,054,003
Indonesia Treasury Bill, 0.00%, 7/20/11	IDR	16,548,000	1,910,775

Total Indonesia			$5,240,361

Israel — 3.5%

Israel Treasury Bill, 0.00%, 5/4/11	ILS	4,556	$1,347,321
Israel Treasury Bill, 0.00%, 6/1/11	ILS	17,435	5,145,139
Israel Treasury Bill, 0.00%, 7/6/11	ILS	1,746	513,700
Israel Treasury Bill, 0.00%, 8/3/11	ILS	9,306	2,730,425
Israel Treasury Bill, 0.00%, 9/7/11	ILS	12,718	3,724,920
Israel Treasury Bill, 0.00%, 10/5/11	ILS	6,204	1,810,135
Israel Treasury Bill, 0.00%, 11/2/11	ILS	22,957	6,680,795
Israel Treasury Bill, 0.00%, 2/29/12	ILS	8,112	2,333,587

Total Israel			$24,286,022

Kazakhstan — 2.1%

Kazakhstan National Bank, 0.00%, 5/13/11	KZT	119,000	$815,844
Kazakhstan National Bank, 0.00%, 5/27/11	KZT	271,637	1,861,850
Kazakhstan National Bank, 0.00%, 6/3/11	KZT	25,800	176,811
Kazakhstan National Bank, 0.00%, 6/10/11	KZT	355,008	2,432,536
Kazakhstan National Bank, 0.00%, 6/17/11	KZT	151,305	1,036,564
Kazakhstan National Bank, 0.00%, 7/8/11	KZT	134,321	919,639
Kazakhstan National Bank, 0.00%, 7/15/11	KZT	55,867	382,406
Kazakhstan National Bank, 0.00%, 7/22/11	KZT	164,968	1,128,911
Kazakhstan National Bank, 0.00%, 7/29/11	KZT	485,279	3,319,969
Kazakhstan National Bank, 0.00%, 8/19/11	KZT	416,900	2,849,591
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	4,386	29,679

Total Kazakhstan			$14,953,800

Lebanon — 0.6%

Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	386,000	$255,208
Lebanon Treasury Bill, 0.00%, 7/14/11	LBP	179,220	118,315
Lebanon Treasury Bill, 0.00%, 7/28/11	LBP	1,727,060	1,138,432
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	72,000	47,379
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	192,250	125,805
Lebanon Treasury Bill, 0.00%, 10/6/11	LBP	3,479,130	2,272,150
Lebanon Treasury Note, 6.74%, 10/20/11	LBP	358,450	241,055
Lebanon Treasury Note, 6.86%, 10/6/11	LBP	179,220	120,523
Lebanon Treasury Note, 9.06%, 11/10/11	LBP	179,220	122,059

Total Lebanon			$4,440,926

Malaysia — 1.0%

Malaysia Treasury Bill, 0.00%, 5/10/11	MYR	3,612	$1,218,726
Malaysia Treasury Bill, 0.00%, 6/2/11	MYR	495	166,734
Malaysia Treasury Bill, 0.00%, 6/16/11	MYR	6,620	2,227,261
Malaysia Treasury Bill, 0.00%, 7/14/11	MYR	10,961	3,680,809

Total Malaysia			$7,293,530

Philippines — 0.4%

Philippine Treasury Bill, 0.00%, 6/8/11	PHP	34,840	$812,905
Philippine Treasury Bill, 0.00%, 9/7/11	PHP	34,840	811,838
Philippine Treasury Bill, 0.00%, 9/21/11	PHP	51,300	1,193,475

Total Philippines			$2,818,218

See Notes to Consolidated Financial Statements.
19

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Romania — 1.2%

Romania Treasury Bill, 0.00%, 11/9/11	RON	7,160	$2,512,537
Romania Treasury Bill, 0.00%, 12/14/11	RON	2,200	767,939
Romania Treasury Bill, 0.00%, 3/21/12	RON	9,520	3,248,551
Romania Treasury Bill, 0.00%, 4/11/12	RON	4,990	1,700,901

Total Romania			$8,229,928

Serbia — 0.4%

Serbia Treasury Bill, 0.00%, 12/13/11	RSD	37,420	$517,046
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	146,950	1,964,345
Serbia Treasury Bill, 0.00%, 4/5/12	RSD	29,480	392,282

Total Serbia			$2,873,673

South Korea — 0.6%

Korea Monetary Stabilization Bond, 0.00%, 5/17/11	KRW	637,100	$593,699
Korea Monetary Stabilization Bond, 0.00%, 5/17/11	KRW	181,250	168,907
Korea Monetary Stabilization Bond, 0.00%, 6/7/11	KRW	239,490	222,724
Korea Monetary Stabilization Bond, 0.00%, 7/5/11	KRW	649,960	602,878
Korea Monetary Stabilization Bond, 0.00%, 8/23/11	KRW	2,511,600	2,318,056

Total South Korea			$3,906,264

Sri Lanka — 0.4%

Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	60,920	$546,367
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	22,030	196,842
Sri Lanka Treasury Bill, 0.00%, 3/9/12	LKR	17,130	146,638
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	9,720	83,082
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	14,370	122,632
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	180,600	1,528,609

Total Sri Lanka			$2,624,170

Turkey — 0.4%

Turkey Government Bond, 0.00%, 5/11/11	TRY	285	$186,948
Turkey Government Bond, 0.00%, 11/16/11	TRY	4,630	2,918,940

Total Turkey			$3,105,888

Uruguay — 0.9%

Uruguay Treasury Bill, 0.00%, 5/10/11	UYU	859	$45,451
Uruguay Treasury Bill, 0.00%, 5/25/11	UYU	12,500	659,777
Uruguay Treasury Bill, 0.00%, 6/15/11	UYU	8,600	452,031
Uruguay Treasury Bill, 0.00%, 6/16/11	UYU	32,000	1,681,614
Uruguay Treasury Bill, 0.00%, 6/21/11	UYU	6,910	362,733
Uruguay Treasury Bill, 0.00%, 7/5/11	UYU	9,773	511,456
Uruguay Treasury Bill, 0.00%, 7/7/11	UYU	3,550	185,702
Uruguay Treasury Bill, 0.00%, 8/11/11	UYU	12,355	641,324
Uruguay Treasury Bill, 0.00%, 8/18/11	UYU	4,625	239,685
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	5,327	275,286
Uruguay Treasury Bill, 0.00%, 9/16/11	UYU	6,200	319,168
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	6,725	343,201
Uruguay Treasury Bill, 0.00%, 11/22/11	UYU	13,225	669,569

Total Uruguay			$6,386,997

Zambia — 0.5%

Zambia Treasury Bill, 0.00%, 5/9/11	ZMK	655,000	$138,992
Zambia Treasury Bill, 0.00%, 6/13/11	ZMK	1,245,000	262,727
Zambia Treasury Bill, 0.00%, 8/29/11	ZMK	2,005,000	416,882
Zambia Treasury Bill, 0.00%, 9/12/11	ZMK	1,515,000	313,791
Zambia Treasury Bill, 0.00%, 10/10/11	ZMK	2,910,000	597,638
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	4,170,000	845,472
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	540,000	106,981
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	3,225,000	637,071

Total Zambia			$3,319,554

Total Foreign Government Securities
(identified cost $117,995,144)			$122,371,858

U.S. Treasury Obligations — 0.3%

		Principal
		Amount
Security		(000’s omitted)	Value

United States Treasury Bill, 0.00%, 6/23/11(8)		$2,000	$1,999,966
United States Treasury Bill, 0.00%, 7/28/11(8)		267	266,881
United States Treasury Bill, 0.00%, 10/6/11		71	71,273

Total U.S. Treasury Obligations
(identified cost $2,337,615)			$2,338,120

See Notes to Consolidated Financial Statements.
20

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Repurchase Agreements — 0.8%

		Principal
		Amount
Description		(000’s omitted)	Value

Bank of America, dated 4/27/11 with a maturity date of 7/1/11, an interest rate of 0.75% and repurchase proceeds of EUR 3,560,147, collateralized by EUR 3,610,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $5,309,664.	EUR	3,556	$5,266,748

Total Repurchase Agreements
(identified cost $5,260,343)			$5,266,748

Other Securities — 4.8%

		Interest
Description		(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(9)		$33,262	$33,261,562

Total Other Securities
(identified cost $33,261,562)			$33,261,562

Total Short-Term Investments
(identified cost $158,854,664)			$163,238,288

Total Investments — 97.1%
(identified cost $646,663,715)			$678,726,488

Other Assets, Less Liabilities — 2.9%			$20,361,003

Net Assets — 100.0%			$699,087,491

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	- Brazilian Real
CLP	- Chilean Peso
COP	- Colombian Peso
CRC	- Costa Rican Colon
DOP	- Dominican Peso
EGP	- Egyptian Pound
EUR	- Euro
GHS	- Ghanaian Cedi
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
ISK	- Icelandic Krona
KRW	- South Korean Won
KZT	- Kazak Tenge
LBP	- Lebanese Pound
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PEN	- Peruvian New Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RON	- Romanian Leu
RSD	- Serbian Dinar
RUB	- Russian Ruble
THB	- Thailand Baht
TRY	- New Turkish Lira
TWD	- New Taiwan Dollar
USD	- United States Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand
ZMK	- Zambian Kwacha

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $27,278,700 or 3.9% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Amount is less than 0.05%.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(6)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2011.

(7)	Non-income producing.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Consolidated Financial Statements.
21

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Securities Sold Short

Foreign Government Bonds

		Principal
		Amount
Security		(000’s omitted)	Value

Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,530,054)

Total Foreign Government Bonds
(proceeds $4,174,334)			$(4,530,054)

Total Securities Sold Short
(proceeds $4,174,334)			$(4,530,054)

See Notes to Consolidated Financial Statements.
22

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investments —
Securities of unaffiliated issuers, at value (identified cost, $601,750,300)	$632,728,852
Affiliated investment, at value (identified cost, $33,261,562)	33,261,562
Precious metals, at value (identified cost, $11,651,853)	12,736,074

Total Investments, at value (identified cost $646,663,715)	$678,726,488

Cash	$879,659
Cash collateral on deposit at broker	10,950
Foreign currency, at value (identified cost, $9,020,306)	9,094,468
Interest and dividends receivable	10,040,478
Interest receivable from affiliated investment	4,593
Receivable for investments sold	5,366,271
Receivable for variation margin on open financial futures contracts	525,102
Receivable for open forward foreign currency exchange contracts	14,641,300
Receivable for closed forward foreign currency exchange contracts	682,690
Receivable for open swap contracts	2,041,166
Receivable for closed swap contracts	54,363
Receivable for closed options	87,183
Premium paid on open swap contracts	3,118,935

Total assets	$725,273,646

Liabilities

Payable for investments purchased	$11,124,410
Payable for variation margin on open financial futures contracts	30,091
Payable for open forward commodity contracts	795,970
Payable for open forward foreign currency exchange contracts	4,177,331
Payable for closed forward foreign currency exchange contracts	360,479
Payable for open swap contracts	3,991,714
Payable for securities sold short, at value (proceeds, $4,174,334)	4,530,054
Premium received on open swap contracts	148,474
Payable to affiliates:
Investment adviser fee	354,616
Trustees’ fees	1,440
Interest payable for securities sold short	95,912
Accrued expenses	575,664

Total liabilities	$26,186,155

Net Assets applicable to investors’ interest in Portfolio	$699,087,491

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$659,573,780
Net unrealized appreciation	39,513,711

Total	$699,087,491

See Notes to Consolidated Financial Statements.
23

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest (net of foreign taxes, $664,033)	$15,259,134
Interest allocated from affiliated investment	30,845
Expenses allocated from affiliated investment	(1,526)

Total investment income	$15,288,453

Expenses

Investment adviser fee	$1,760,150
Trustees’ fees and expenses	9,560
Custodian fee	267,945
Legal and accounting services	98,346
Interest expense on securities sold short	35,225
Miscellaneous	2,538

Total expenses	$2,173,764

Deduct —
Reduction of custodian fee	$163

Total expense reductions	$163

Net expenses	$2,173,601

Net investment income	$13,114,852

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$2,008,768
Investment transactions allocated from affiliated investment	532
Financial futures contracts	22,869
Swap contracts	(280,413)
Forward commodity contracts	(19,234)
Foreign currency and forward foreign currency exchange contract transactions	4,578,370

Net realized gain	$6,310,892

Change in unrealized appreciation (depreciation) —
Investments (including net increase of $1,055,072 from precious metals)	$13,970,781
Securities sold short	(355,720)
Financial futures contracts	(466,989)
Swap contracts	(2,611,942)
Forward commodity contracts	(795,970)
Foreign currency and forward foreign currency exchange contracts	11,496,916

Net change in unrealized appreciation (depreciation)	$21,237,076

Net realized and unrealized gain	$27,547,968

Net increase in net assets from operations	$40,662,820

See Notes to Consolidated Financial Statements.
24

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$13,114,852	$8,940,269
Net realized gain from investment transactions, financial futures contracts, swap contracts, written options, forward commodity contracts and foreign currency and forward foreign currency exchange contract transactions	6,310,892	6,405,538
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, swap contracts, written options, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	21,237,076	14,299,069

Net increase in net assets from operations	$40,662,820	$29,644,876

Capital transactions —
Contributions	$286,938,428	$270,094,823
Withdrawals	(29,161,627)	(15,131,692)

Net increase in net assets from capital transactions	$257,776,801	$254,963,131

Net increase in net assets	$298,439,621	$284,608,007

Net Assets

At beginning of period	$400,647,870	$116,039,863

At end of period	$699,087,491	$400,647,870

See Notes to Consolidated Financial Statements.
25

Emerging Markets Local Income Portfolio

April 30, 2011

Consolidated Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011					Period Ended
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	October 31, 2007(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.80	%(3)(4)	0.93%	0.91%	0.96%	1.13	%(3)
Net investment income	4.83	%(3)	5.30%	5.70%	5.51%	5.25	%(3)
Portfolio Turnover	9	%(5)	17%	26%	38%	2	%(5)

Total Return	6.00	%(5)	19.03%	30.48%	(13.13)%	10.48	%(5)

Net assets, end of period (000’s omitted)	$699,087		$400,648	$116,040	$60,837	$55,813

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Includes interest expense on securities sold short of 0.01%.

(5)	Not annualized.

See Notes to Consolidated Financial Statements.
26

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 74.8%, 21.1%, 3.9% and 0.2%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2011 were $13,125,415 or 1.9% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Precious metals are valued at the New York Composite mean quotation reported by Bloomberg at the valuation time.

Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are valued based on interpolated rates derived from forward rates as provided by brokers for specific settlement periods. Interest rate swaps and cross-currency swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

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The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

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Notes to Consolidated Financial Statements (Unaudited) — continued

J Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized

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Notes to Consolidated Financial Statements (Unaudited) — continued

appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P Total Return Swaps — In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

Q Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

S Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.650% of its respective average daily net assets up to $1 billion, 0.625% from $1 billion up to $2 billion, 0.600% from $2 billion up to $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee totaled $1,760,150 or 0.65% (annualized) of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$217,825,968	$1,307,415
U.S. Government and Agency Securities	—	33,469,296

	$217,825,968	$34,776,711

Included in sales are proceeds of $19,479,035 from the sale of securities by the Portfolio to investment companies advised by EVM or its affiliates. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$649,153,721

Gross unrealized appreciation	$36,224,518
Gross unrealized depreciation	(6,651,751)

Net unrealized appreciation	$29,572,767

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward commodity contracts, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Forward Commodity Contracts(1)
Sales
				Net Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

6/28/11	Gold 1,972 Troy Ounces	United States Dollar 2,834,780	Citigroup Global Markets	$(256,793)
10/27/11	Gold 1,462 Troy Ounces	United States Dollar 2,083,744	Citigroup Global Markets	(208,337)
4/26/12	Gold 2,480 Troy Ounces	United States Dollar 3,559,658	Citigroup Global Markets	(330,840)

				$(795,970)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

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Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/2/11	New Turkish Lira 6,107,419	United States Dollar 4,025,454	Deutsche Bank	$10,057
5/3/11	South African Rand 2,653,432	United States Dollar 401,731	Standard Bank	(2,448)
5/4/11	Euro 453,910	United States Dollar 645,234	Deutsche Bank	(27,057)
5/4/11	Israeli Shekel 1,696,000	United States Dollar 454,022	Barclays Bank PLC	(47,690)
5/4/11	Israeli Shekel 2,860,000	United States Dollar 760,032	Citigroup Global Markets	(86,016)
5/4/11	New Zealand Dollar 3,627,900	United States Dollar 2,758,525	Credit Suisse	(177,157)
5/4/11	New Zealand Dollar 1,035,000	United States Dollar 786,595	Goldman Sachs, Inc.	(50,923)
5/4/11	New Zealand Dollar 1,034,600	United States Dollar 786,586	HSBC Bank USA	(50,608)
5/4/11	New Zealand Dollar 489,800	United States Dollar 371,954	JPMorgan Chase Bank	(24,390)
5/4/11	Serbian Dinar 84,685,000	Euro 851,962	Deutsche Bank	(4,488)
5/5/11	Euro 341,000	United States Dollar 446,846	HSBC Bank USA	(58,198)
5/19/11	Japanese Yen 232,125,000	United States Dollar 2,788,556	Goldman Sachs, Inc.	(73,278)
5/20/11	Euro 569,857	United States Dollar 833,419	Deutsche Bank	(10,231)
5/20/11	Euro 281,107	United States Dollar 410,746	Goldman Sachs, Inc.	(5,421)
5/20/11	Euro 11,105,843	United States Dollar 15,914,673	HSBC Bank USA	(527,071)
5/20/11	Euro 11,105,843	United States Dollar 15,836,654	JPMorgan Chase Bank	(605,090)
5/23/11	Euro 1,570,000	United States Dollar 2,244,158	Standard Bank	(79,971)
6/1/11	Israeli Shekel 4,955,000	United States Dollar 1,353,271	Barclays Bank PLC	(110,430)
6/2/11	Euro 700,000	United States Dollar 856,310	HSBC Bank USA	(179,642)
6/15/11	South African Rand 774,936	United States Dollar 110,884	Bank of America	(6,468)
6/16/11	Euro 819,000	United States Dollar 1,009,999	Citigroup Global Markets	(201,605)
7/6/11	Israeli Shekel 1,746,000	United States Dollar 472,467	Deutsche Bank	(42,473)
7/15/11	Sri Lankan Rupee 60,920,000	United States Dollar 512,665	HSBC Bank USA	(39,384)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

8/3/11	Israeli Shekel 9,305,600	United States Dollar 2,667,049	Deutsche Bank	$(74,327)
8/5/11	Sri Lankan Rupee 22,030,000	United States Dollar 189,505	HSBC Bank USA	(9,826)
8/25/11	Euro 307,000	United States Dollar 386,851	Deutsche Bank	(66,342)
9/7/11	Israeli Shekel 3,412,100	United States Dollar 976,141	Barclays Bank PLC	(27,497)
9/7/11	Israeli Shekel 9,305,600	United States Dollar 2,661,937	Deutsche Bank	(75,221)
9/8/11	Euro 592,000	United States Dollar 751,745	Citigroup Global Markets	(121,749)
9/15/11	Euro 3,467,000	United States Dollar 4,502,038	Deutsche Bank	(612,295)
9/22/11	Euro 540,000	United States Dollar 707,697	Goldman Sachs, Inc.	(88,693)
10/5/11	Israeli Shekel 6,203,700	United States Dollar 1,772,739	Citigroup Global Markets	(49,780)
11/2/11	Israeli Shekel 19,627,000	United States Dollar 5,368,435	Barclays Bank PLC	(390,491)
11/2/11	Israeli Shekel 1,500,000	United States Dollar 405,351	Deutsche Bank	(34,777)
2/29/12	Israeli Shekel 5,553,000	United States Dollar 1,518,458	Deutsche Bank	(102,577)
3/9/12	Sri Lankan Rupee 17,130,000	United States Dollar 152,402	Standard Chartered Bank	(274)
3/16/12	Sri Lankan Rupee 9,720,000	United States Dollar 85,942	Standard Chartered Bank	(656)
3/23/12	Sri Lankan Rupee 14,370,000	United States Dollar 127,450	HSBC Bank USA	(524)
4/27/12	Sri Lankan Rupee 180,600,000	United States Dollar 1,595,406	Standard Chartered Bank	(9,760)

				$(4,064,771)

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Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/2/11	New Turkish Lira 6,107,419	United States Dollar 3,787,859	JPMorgan Chase Bank	$227,538
5/3/11	Romanian Leu 7,938,000	Euro 1,950,488	Credit Suisse	(4,780)
5/3/11	Thai Baht 148,200,000	United States Dollar 4,835,237	Standard Chartered Bank	129,588
5/4/11	Czech Koruna 13,237,000	Euro 539,191	Deutsche Bank	12,278
5/4/11	Israeli Shekel 4,335,900	United States Dollar 1,267,733	Bank of America	14,917
5/4/11	Israeli Shekel 5,439,034	United States Dollar 1,624,562	Bank of America	(15,582)
5/4/11	Israeli Shekel 7,389,216	United States Dollar 2,141,367	Credit Suisse	44,518
5/4/11	Israeli Shekel 4,340,160	United States Dollar 1,264,321	Credit Suisse	19,590
5/4/11	Israeli Shekel 2,801,700	United States Dollar 820,879	Credit Suisse	7,923
5/4/11	Israeli Shekel 1,116,710	United States Dollar 325,844	Standard Bank	4,502
5/4/11	Serbian Dinar 57,083,000	Euro 573,524	Credit Suisse	4,138
5/4/11	Serbian Dinar 27,602,000	Euro 278,190	Raiffeisen Zentralbank	717
5/5/11	Mexican Peso 293,734,056	United States Dollar 24,798,147	Citigroup Global Markets	713,409
5/5/11	Mexican Peso 32,126,000	United States Dollar 2,765,073	Credit Suisse	25,153
5/6/11	Polish Zloty 22,597,883	Euro 5,589,454	Credit Suisse	232,678
5/9/11	Czech Koruna 80,338,000	Euro 3,284,532	Citigroup Global Markets	57,061
5/10/11	Mexican Peso 11,903,502	United States Dollar 983,314	Citigroup Global Markets	50,073
5/10/11	Mexican Peso 24,280,000	United States Dollar 1,999,094	Deutsche Bank	108,741
5/10/11	Thai Baht 315,825,000	United States Dollar 10,279,089	Bank of America	297,448
5/10/11	Thai Baht 300,000,000	United States Dollar 9,760,859	Barclays Bank PLC	285,721
5/11/11	Indonesian Rupiah 6,145,000,000	United States Dollar 682,778	Barclays Bank PLC	34,631
5/11/11	Indonesian Rupiah 5,525,000,000	United States Dollar 613,889	Credit Suisse	31,137
5/11/11	Indonesian Rupiah 2,520,000,000	United States Dollar 280,000	Standard Chartered Bank	14,202

34

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/11/11	New Turkish Lira 6,107,419	United States Dollar 4,019,626	Deutsche Bank	$(10,404)
5/13/11	Polish Zloty 47,002,000	Euro 11,815,782	Standard Bank	194,194
5/13/11	Russian Ruble 231,060,000	United States Dollar 8,204,673	HSBC Bank USA	221,688
5/16/11	Czech Koruna 55,600,000	Euro 2,278,035	Bank of America	32,663
5/16/11	Indian Rupee 37,500,000	United States Dollar 822,008	Goldman Sachs, Inc.	24,034
5/16/11	New Taiwan Dollar 15,840,000	United States Dollar 540,928	Citigroup Global Markets	12,211
5/18/11	Swedish Krona 47,394,000	Euro 5,245,949	Goldman Sachs, Inc.	70,487
5/19/11	Indonesian Rupiah 12,405,000,000	United States Dollar 1,428,160	Credit Suisse	19,821
5/20/11	Indonesian Rupiah 1,815,000,000	United States Dollar 208,573	Barclays Bank PLC	3,279
5/20/11	Indonesian Rupiah 1,566,000,000	United States Dollar 180,000	Deutsche Bank	2,788
5/20/11	Indonesian Rupiah 1,925,000,000	United States Dollar 221,264	Standard Chartered Bank	3,427
5/23/11	Czech Koruna 46,978,208	Euro 1,921,713	Credit Suisse	32,493
5/23/11	Indonesian Rupiah 2,833,620,000	United States Dollar 317,102	Citigroup Global Markets	13,625
5/23/11	Indonesian Rupiah 17,270,000,000	United States Dollar 1,980,050	Credit Suisse	35,619
5/23/11	Indonesian Rupiah 3,058,180,000	United States Dollar 342,231	Goldman Sachs, Inc.	14,704
5/23/11	Serbian Dinar 15,139,223	Euro 148,526	Deutsche Bank	5,299
5/23/11	Serbian Dinar 58,293,000	Euro 571,500	Standard Bank	20,984
5/23/11	Singapore Dollar 3,264,000	United States Dollar 2,560,602	Deutsche Bank	105,930
5/24/11	Indonesian Rupiah 22,000,000,000	United States Dollar 2,452,346	Citigroup Global Markets	115,328
5/24/11	Thai Baht 331,700,000	United States Dollar 10,818,656	Citigroup Global Markets	280,051
5/26/11	Yuan Renminbi 4,609,500	United States Dollar 700,000	Bank of America	12,703
5/26/11	Yuan Renminbi 9,223,200	United States Dollar 1,400,000	Barclays Bank PLC	26,056
5/26/11	Yuan Renminbi 4,610,200	United States Dollar 700,000	Citigroup Global Markets	12,811

35

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/31/11	Indian Rupee 30,000,000	United States Dollar 664,452	Bank of America	$10,466
5/31/11	Indian Rupee 39,200,000	United States Dollar 868,025	Standard Chartered Bank	13,868
5/31/11	Norwegian Krone 32,130,000	Euro 4,066,497	Credit Suisse	95,713
5/31/11	Norwegian Krone 14,000,000	Euro 1,798,018	Goldman Sachs, Inc.	3,041
5/31/11	Polish Zloty 11,476,000	Euro 2,913,356	Standard Bank	226
5/31/11	South Korean Won 568,000,000	United States Dollar 507,778	Barclays Bank PLC	23,433
5/31/11	South Korean Won 544,000,000	United States Dollar 486,322	Citigroup Global Markets	22,443
5/31/11	Swedish Krona 31,216,800	Euro 3,531,552	Credit Suisse	(68,086)
6/3/11	South African Rand 30,573,046	United States Dollar 4,608,678	Standard Bank	29,032
6/3/11	Yuan Renminbi 1,950,000	United States Dollar 294,740	Bank of America	7,141
6/3/11	Yuan Renminbi 1,950,000	United States Dollar 294,606	Deutsche Bank	7,274
6/6/11	Indian Rupee 51,000,000	United States Dollar 1,126,325	Deutsche Bank	19,795
6/6/11	Indonesian Rupiah 8,260,000,000	United States Dollar 927,048	Bank of America	36,616
6/6/11	Indonesian Rupiah 6,838,000,000	United States Dollar 786,791	Citigroup Global Markets	10,973
6/6/11	Malaysian Ringgit 8,573,000	United States Dollar 2,807,046	Bank of America	89,031
6/6/11	Polish Zloty 7,125,614	United States Dollar 2,583,000	Goldman Sachs, Inc.	92,905
6/6/11	Polish Zloty 13,513,870	United States Dollar 4,749,875	JPMorgan Chase Bank	325,032
6/7/11	Indonesian Rupiah 4,650,000,000	United States Dollar 523,531	Barclays Bank PLC	18,937
6/7/11	Indonesian Rupiah 4,880,000,000	United States Dollar 549,550	Deutsche Bank	19,750
6/7/11	Singapore Dollar 2,225,000	United States Dollar 1,754,593	Bank of America	63,115
6/7/11	Singapore Dollar 2,225,000	United States Dollar 1,755,078	Citigroup Global Markets	62,631
6/7/11	Swedish Krona 37,111,000	Euro 4,120,514	Credit Suisse	33,159
6/9/11	Indonesian Rupiah 5,675,000,000	United States Dollar 640,808	Barclays Bank PLC	21,161

36

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/9/11	Indonesian Rupiah 5,675,000,000	United States Dollar 640,881	Standard Chartered Bank	$21,088
6/9/11	Malaysian Ringgit 5,510,000	United States Dollar 1,811,308	Deutsche Bank	49,913
6/9/11	South Korean Won 890,000,000	United States Dollar 827,676	Bank of America	4,557
6/9/11	South Korean Won 1,200,000,000	United States Dollar 1,101,301	Barclays Bank PLC	20,810
6/9/11	South Korean Won 948,000,000	United States Dollar 860,566	Credit Suisse	25,902
6/9/11	South Korean Won 1,290,000,000	United States Dollar 1,200,782	Credit Suisse	5,488
6/10/11	Polish Zloty 98,917,720	United States Dollar 34,369,105	Citigroup Global Markets	2,763,652
6/10/11	South Korean Won 145,000,000	United States Dollar 132,541	Barclays Bank PLC	3,039
6/10/11	South Korean Won 147,000,000	United States Dollar 134,375	Citigroup Global Markets	3,074
6/10/11	South Korean Won 148,000,000	United States Dollar 135,271	Goldman Sachs, Inc.	3,114
6/13/11	Indian Rupee 10,950,000	United States Dollar 245,186	Bank of America	597
6/13/11	Indian Rupee 12,310,000	United States Dollar 275,638	Barclays Bank PLC	671
6/13/11	Indian Rupee 13,390,000	United States Dollar 299,888	Credit Suisse	663
6/13/11	Indian Rupee 13,390,000	United States Dollar 299,888	Goldman Sachs, Inc.	663
6/13/11	Malaysian Ringgit 6,300,000	United States Dollar 2,070,393	Citigroup Global Markets	57,480
6/13/11	Malaysian Ringgit 11,500,000	United States Dollar 3,806,057	Standard Chartered Bank	78,156
6/13/11	South Korean Won 1,168,000,000	United States Dollar 1,069,499	Deutsche Bank	22,409
6/14/11	Malaysian Ringgit 5,800,000	United States Dollar 1,902,575	Bank of America	56,373
6/14/11	South Korean Won 708,600,000	United States Dollar 646,651	Barclays Bank PLC	15,743
6/14/11	South Korean Won 1,480,000,000	United States Dollar 1,351,969	Credit Suisse	31,524
6/14/11	South Korean Won 642,000,000	United States Dollar 585,927	Goldman Sachs, Inc.	14,210
6/15/11	Yuan Renminbi 1,800,000	United States Dollar 272,521	Citigroup Global Markets	6,519
6/15/11	Yuan Renminbi 3,800,000	United States Dollar 574,887	HSBC Bank USA	14,198

37

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/21/11	Serbian Dinar 33,685,000	Euro 327,261	HSBC Bank USA	$13,029
6/27/11	Malaysian Ringgit 7,738,000	United States Dollar 2,543,303	Deutsche Bank	69,396
6/27/11	Norwegian Krone 14,564,882	Euro 1,867,604	Standard Bank	4,976
6/30/11	Czech Koruna 33,030,000	Euro 1,369,687	Deutsche Bank	(3,372)
6/30/11	Hungarian Forint 896,948,135	Euro 3,367,554	Standard Bank	13,248
6/30/11	Malaysian Ringgit 6,300,000	United States Dollar 2,074,894	Bank of America	52,120
7/5/11	Brazilian Real 4,344,000	United States Dollar 2,684,796	Credit Suisse	61,182
7/5/11	Brazilian Real 26,430,000	United States Dollar 15,487,841	Standard Bank	1,219,388
7/5/11	Brazilian Real 4,600,000	United States Dollar 2,702,703	Standard Chartered Bank	205,101
7/5/11	Serbian Dinar 84,685,000	Euro 836,674	Deutsche Bank	8,081
7/6/11	Indian Rupee 74,100,000	United States Dollar 1,632,878	Citigroup Global Markets	23,818
7/11/11	Indian Rupee 22,400,000	United States Dollar 499,777	Goldman Sachs, Inc.	608
7/11/11	Malaysian Ringgit 13,890,000	United States Dollar 4,577,964	Bank of America	109,812
7/11/11	Malaysian Ringgit 7,320,000	United States Dollar 2,414,168	Deutsche Bank	56,279
7/12/11	Malaysian Ringgit 17,800,000	United States Dollar 5,880,021	JPMorgan Chase Bank	127,089
7/18/11	Ghanaian Cedi 829,820	United States Dollar 537,797	Standard Bank	1,609
7/18/11	Malaysian Ringgit 45,150,000	United States Dollar 14,877,912	Standard Chartered Bank	355,236
7/20/11	Ghanaian Cedi 3,288,700	United States Dollar 2,131,367	Standard Bank	5,307
7/25/11	Indian Rupee 96,573,000	United States Dollar 2,141,783	Credit Suisse	10,419
7/25/11	Malaysian Ringgit 36,075,000	United States Dollar 11,960,810	Deutsche Bank	206,810
7/28/11	Malaysian Ringgit 13,000,000	United States Dollar 4,330,446	Bank of America	53,708
7/29/11	Malaysian Ringgit 3,530,000	United States Dollar 1,183,214	Barclays Bank PLC	7,201
7/29/11	Serbian Dinar 48,350,000	Euro 470,789	Citigroup Global Markets	10,153

38

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

7/29/11	Serbian Dinar 64,194,000	Euro 626,283	Standard Bank	$11,678
8/2/11	Brazilian Real 13,500,000	United States Dollar 7,721,787	HSBC Bank USA	768,972
8/4/11	Serbian Dinar 32,219,000	Euro 316,960	Barclays Bank PLC	1,224
8/4/11	Serbian Dinar 54,106,000	Euro 529,931	JPMorgan Chase Bank	5,522
8/9/11	Yuan Renminbi 2,470,000	United States Dollar 369,263	Goldman Sachs, Inc.	15,818
8/24/11	Yuan Renminbi 1,920,000	United States Dollar 287,511	Bank of America	12,147
10/12/11	Yuan Renminbi 2,000,000	United States Dollar 309,191	Deutsche Bank	4,060
10/12/11	Yuan Renminbi 13,300,000	United States Dollar 2,048,991	JPMorgan Chase Bank	34,126
10/13/11	Russian Ruble 231,059,000	United States Dollar 8,087,045	Credit Suisse	219,248
10/13/11	Zambian Kwacha 749,000,000	United States Dollar 152,143	Standard Chartered Bank	2,841
11/28/11	Yuan Renminbi 4,545,800	United States Dollar 700,000	Barclays Bank PLC	14,219
11/28/11	Yuan Renminbi 4,547,550	United States Dollar 700,000	JPMorgan Chase Bank	14,494
11/28/11	Yuan Renminbi 9,093,000	United States Dollar 1,400,000	Standard Chartered Bank	28,657
12/8/11	Russian Ruble 296,460,000	United States Dollar 9,187,573	HSBC Bank USA	1,408,055
12/13/11	Mexican Peso 217,378,684	United States Dollar 16,856,874	HSBC Bank USA	1,597,748
12/30/11	Yuan Renminbi 6,600,000	United States Dollar 1,020,882	Bank of America	18,129
1/19/12	Yuan Renminbi 780,000	United States Dollar 123,223	Barclays Bank PLC	(279)
1/30/12	Yuan Renminbi 4,190,000	United States Dollar 648,828	Bank of America	12,049
1/30/12	Yuan Renminbi 14,416,000	United States Dollar 2,234,935	Barclays Bank PLC	38,859
6/18/12	Yuan Renminbi 1,990,000	United States Dollar 299,248	Goldman Sachs, Inc.	17,099
11/13/12	Yuan Renminbi 10,940,000	United States Dollar 1,743,426	Bank of America	9,985

				$14,528,740

At April 30, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $682,690 and a payable of $360,479.

39

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts
					Net Unrealized
					Appreciation
Expiration Date	Contracts	Position	Aggregate Cost	Value	(Depreciation)

6/11	36 Euro-Bobl	Short	$(6,175,063)	$(6,144,759)	$30,304
6/11	18 Euro-Bund	Short	(3,265,136)	(3,277,133)	(11,997)
6/11	10 Euro-Buxl	Short	(1,539,508)	(1,535,953)	3,555
6/11	16 Gold	Short	(2,336,051)	(2,490,240)	(154,189)
6/11	6 Japan 10-Year Bond	Short	(10,270,603)	(10,359,366)	(88,763)
6/11	17 U.S. 2-Year Treasury Note	Short	(3,705,469)	(3,725,125)	(19,656)
6/11	19 U.S. 5-Year Treasury Note	Short	(2,214,688)	(2,250,907)	(36,219)
6/11	7 U.S. 10-Year Treasury Note	Short	(829,719)	(847,985)	(18,266)
6/11	74 U.S. 30-Year Treasury Bond	Short	(8,824,500)	(9,055,750)	(231,250)
6/11	3 U.S. Ultra-Long Treasury Bond	Short	(358,001)	(377,625)	(19,624)
7/11	22 Platinum	Long	1,973,547	2,052,050	78,503

					$(467,602)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps
	Notional	Portfolio				Net Unrealized
	Amount	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Bank of America	ILS 640	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(935)
Bank of America	ILS 600	Receive	3-month ILS TELBOR	4.54	1/6/15	(2,314)
Bank of America	MXN 26,000	Pay	Mexican Interbank Deposit Rate	6.46	9/24/20	(150,566)
Bank of America	PLN 10,700	Pay	6-month PLN WIBOR	4.88	9/14/14	11,089
Bank of America	PLN 3,600	Pay	6-month PLN WIBOR	4.95	9/14/20	(38,274)
Barclays Bank PLC	ILS 303	Receive	3-month ILS TELBOR	5.15	3/5/20	258
Barclays Bank PLC	ILS 303	Receive	3-month ILS TELBOR	5.16	3/8/20	211
Barclays Bank PLC	MYR 26,000	Pay	3-month MYR KLIBOR	3.39	11/23/13	(47,725)
Barclays Bank PLC	MYR 18,000	Pay	3-month MYR KLIBOR	3.70	10/19/15	(50,386)
Barclays Bank PLC	MYR 10,000	Pay	3-month MYR KLIBOR	4.13	10/19/20	(77,530)
Barclays Bank PLC	PLN 8,000	Pay	6-month PLN WIBOR	5.42	6/1/14	79,785
Barclays Bank PLC	PLN 14,300	Pay	6-month PLN WIBOR	5.02	7/30/14	51,659
Barclays Bank PLC	PLN 24,000	Pay	6-month PLN WIBOR	5.18	11/9/14	(67,007)
Barclays Bank PLC	PLN 2,300	Pay	6-month PLN WIBOR	5.36	7/30/20	3,825
Barclays Bank PLC	THB 143,000	Pay	6-month THBFIX	3.34	2/16/15	(26,749)
Barclays Bank PLC	THB 149,550	Pay	6-month THBFIX	3.21	10/4/20	(354,950)
Barclays Bank PLC	ZAR 53,700	Pay	3-month JIBAR	7.41	9/24/20	(360,463)
Citigroup Global Markets	MXN 50,000	Pay	Mexican Interbank Deposit Rate	9.08	8/6/13	318,724

40

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
	Notional	Portfolio				Net Unrealized
	Amount	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Citigroup Global Markets	MXN 48,000	Pay	Mexican Interbank Deposit Rate	6.86%	11/10/20	$(165,701)
Citigroup Global Markets	MYR 37,000	Pay	3-month MYR KLIBOR	3.48	3/4/13	(11,643)
Citigroup Global Markets	THB 69,000	Pay	6-month THBFIX	3.40	1/14/15	4,223
Credit Suisse	MXN 42,000	Pay	Mexican Interbank Deposit Rate	6.24	7/31/15	(36,034)
Credit Suisse	MXN 45,000	Pay	Mexican Interbank Deposit Rate	5.84	10/1/15	(109,900)
Credit Suisse	MXN 41,500	Pay	Mexican Interbank Deposit Rate	6.36	10/23/20	(269,279)
Credit Suisse	PLN 10,000	Pay	6-month PLN WIBOR	5.17	6/15/12	108,573
Deutsche Bank	MYR 10,800	Pay	3-month MYR KLIBOR	4.38	11/23/20	(6,470)
Deutsche Bank	PLN 5,400	Pay	6-month PLN WIBOR	4.85	4/23/14	(34,197)
Deutsche Bank	PLN 3,100	Pay	6-month PLN WIBOR	5.11	4/23/17	(32,809)
HSBC Bank USA	MXN 44,030	Pay	Mexican Interbank Deposit Rate	7.28	12/23/20	(47,047)
HSBC Bank USA	THB 262,000	Pay	6-month THBFIX	2.67	10/21/15	(377,463)
HSBC Bank USA	THB 94,300	Pay	6-month THBFIX	3.26	8/19/20	(195,724)
HSBC Bank USA	THB 159,000	Pay	6-month THBFIX	3.50	11/25/20	(206,944)
JPMorgan Chase Bank	BRL 41,183	Pay	Brazilian Interbank Deposit Rate	11.41	7/2/12	(265,184)
JPMorgan Chase Bank	MXN 50,500	Pay	Mexican Interbank Deposit Rate	5.31	9/19/12	199
JPMorgan Chase Bank	MYR 4,750	Pay	3-month MYR KLIBOR	4.44	4/8/19	16,477
JPMorgan Chase Bank	PLN 16,600	Pay	6-month PLN WIBOR	4.75	10/11/13	49,755
JPMorgan Chase Bank	PLN 31,500	Pay	6-month PLN WIBOR	5.06	11/26/13	(47,196)
JPMorgan Chase Bank	PLN 16,200	Pay	6-month PLN WIBOR	4.93	10/13/17	(104,057)
JPMorgan Chase Bank	PLN 9,900	Pay	6-month PLN WIBOR	4.91	10/11/18	(87,876)
JPMorgan Chase Bank	PLN 15,099	Pay	6-month PLN WIBOR	5.62	4/8/21	(13,343)
JPMorgan Chase Bank	THB 108,000	Pay	6-month THBFIX	3.22	10/21/20	(258,172)
JPMorgan Chase Bank	ZAR 36,500	Pay	3-month JIBAR	9.05	10/12/15	322,867
Standard Chartered Bank	BRL 19,000	Pay	Brazilian Interbank Deposit Rate	12.12	1/2/13	(68,297)

						$(2,546,590)

BRL	- Brazilian Real
ILS	- Israeli Shekel
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PLN	- Polish Zloty
THB	- Thailand Baht
ZAR	- South African Rand

41

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection
						Current		Upfront
		Notional	Contract			Market		Payments	Net Unrealized
		Amount*	Annual		Termination	Annual	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	(Paid)	(Depreciation)

Argentina	Bank of America	$4,959	5.00	%(1)	6/20/13	4.38%	$91,476	$(29,810)	$61,666
Argentina	Bank of America	1,520	5.00	(1)	6/20/13	4.38	28,038	(20,841)	7,197
Argentina	Bank of America	760	5.00	(1)	6/20/13	4.38	14,019	(10,730)	3,289
Argentina	Bank of America	667	5.00	(1)	6/20/13	4.38	12,309	(12,427)	(118)
Argentina	Bank of America	695	5.00	(1)	6/20/13	4.38	12,815	(13,365)	(550)
Argentina	Citigroup Global Markets	375	5.00	(1)	6/20/16	5.79	(10,395)	9,730	(665)
Argentina	Credit Suisse	826	5.00	(1)	6/20/13	4.38	15,236	(4,965)	10,271
Argentina	Credit Suisse	763	5.00	(1)	6/20/13	4.38	14,074	(10,801)	3,273
Argentina	Credit Suisse	379	5.00	(1)	6/20/13	4.38	6,991	(3,809)	3,182
Argentina	Credit Suisse	734	5.00	(1)	6/20/13	4.38	13,540	(10,391)	3,149
Argentina	Credit Suisse	847	5.00	(1)	6/20/16	5.79	(23,478)	20,950	(2,528)
Argentina	Credit Suisse	670	5.00	(1)	6/20/16	5.79	(18,572)	15,223	(3,349)
Argentina	Deutsche Bank	734	5.00	(1)	6/20/13	4.38	13,540	(10,391)	3,149
Argentina	Deutsche Bank	668	5.00	(1)	6/20/13	4.38	12,322	(9,451)	2,871
Argentina	Deutsche Bank	695	5.00	(1)	6/20/13	4.38	12,817	(13,367)	(550)
Iceland	JPMorgan Chase Bank	500	1.75		3/20/18	2.50	(20,433)	—	(20,433)
Iceland	JPMorgan Chase Bank	200	2.10		3/20/23	2.49	(5,855)	—	(5,855)
Iceland	JPMorgan Chase Bank	200	2.45		3/20/23	2.49	(34)	—	(34)
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.10	(2,728)	5,801	3,073
South Africa	Bank of America	525	1.00	(1)	12/20/15	1.10	(1,848)	4,119	2,271
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.10	(2,640)	6,534	3,894
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.10	(1,989)	4,964	2,975
South Africa	Credit Suisse	840	1.00	(1)	12/20/15	1.10	(2,957)	16,426	13,469
South Africa	Credit Suisse	790	1.00	(1)	12/20/15	1.10	(2,781)	7,566	4,785
South Africa	Credit Suisse	775	1.00	(1)	12/20/15	1.10	(2,728)	6,818	4,090
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	1.06	(662)	10,475	9,813
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.10	(2,148)	5,360	3,212
South Africa	Goldman Sachs, Inc.	820	1.00	(1)	12/20/15	1.10	(2,887)	7,853	4,966
South Africa	Goldman Sachs, Inc.	815	1.00	(1)	12/20/15	1.10	(2,869)	7,516	4,647
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	1.06	(1,986)	19,139	17,153

							$140,187	$(1,874)	$138,313

Credit Default Swaps — Buy Protection
							Upfront
		Notional	Contract				Payments	Net Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$(1,051)	$—	$(1,051)
Austria	Barclays Bank PLC	200	1.42		3/20/14	(6,491)	—	(6,491)
Brazil	Bank of America	350	1.00	(1)	6/20/20	11,553	(11,731)	(178)
Brazil	Bank of America	825	1.00	(1)	6/20/20	27,232	(34,890)	(7,658)
Brazil	Bank of America	2,900	1.00	(1)	12/20/20	106,045	(89,124)	16,921
Brazil	Bank of America	883	1.00	(1)	12/20/20	32,289	(31,727)	562

42

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
							Upfront
		Notional	Contract				Payments	Net Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Brazil	Bank of America	$387	1.00	%(1)	12/20/20	$14,151	$(13,601)	$550
Brazil	Bank of America	120	1.00	(1)	12/20/20	4,388	(4,035)	353
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(9,110)	—	(9,110)
Brazil	Barclays Bank PLC	770	1.00	(1)	12/20/20	28,156	(28,312)	(156)
Brazil	Citigroup Global Markets	190	1.00	(1)	12/20/20	6,948	(6,463)	485
Brazil	Deutsche Bank	1,600	1.00	(1)	12/20/20	58,507	(36,693)	21,814
Brazil	Deutsche Bank	190	1.00	(1)	12/20/20	6,948	(7,210)	(262)
Brazil	HSBC Bank USA	160	1.00	(1)	12/20/20	5,851	(5,443)	408
Brazil	Standard Chartered Bank	800	1.00	(1)	12/20/20	29,254	(22,915)	6,339
Brazil	Standard Chartered Bank	150	1.00	(1)	12/20/20	5,485	(5,102)	383
Egypt	Bank of America	550	1.00	(1)	9/20/15	49,935	(23,128)	26,807
Egypt	Barclays Bank PLC	125	1.00	(1)	6/20/15	10,601	(4,217)	6,384
Egypt	Citigroup Global Markets	650	1.00	(1)	12/20/15	62,770	(40,595)	22,175
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	17,495	(10,134)	7,361
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	17,495	(10,645)	6,850
Egypt	Credit Suisse	1,085	1.00	(1)	12/20/15	104,778	(67,768)	37,010
Egypt	Credit Suisse	375	1.00	(1)	12/20/15	36,213	(21,941)	14,272
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	21,202	(8,344)	12,858
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	12,722	(6,755)	5,967
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	8,481	(5,065)	3,416
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	8,481	(5,231)	3,250
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	11,349	(6,744)	4,605
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	135,197	(65,600)	69,597
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	89,809	(52,836)	36,973
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	17,495	(10,196)	7,299
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	8,747	(5,091)	3,656
Egypt	JPMorgan Chase Bank	100	1.00	(1)	6/20/15	8,480	(5,132)	3,348
Greece	Citigroup Global Markets	225	1.00	(1)	6/20/15	108,636	(35,863)	72,773
Guatemala	Citigroup Global Markets	458	1.00	(1)	9/20/20	30,693	(33,032)	(2,339)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	14,955	(11,212)	3,743
Lebanon	Citigroup Global Markets	250	3.30		9/20/14	(1,696)	—	(1,696)
Lebanon	Citigroup Global Markets	200	1.00	(1)	12/20/14	14,955	(11,381)	3,574
Lebanon	Citigroup Global Markets	150	1.00	(1)	12/20/14	11,216	(8,240)	2,976
Lebanon	Citigroup Global Markets	100	1.00	(1)	12/20/14	7,477	(5,606)	1,871
Lebanon	Credit Suisse	300	1.00	(1)	3/20/15	24,282	(16,465)	7,817
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	8,094	(5,520)	2,574
Lebanon	Credit Suisse	1,000	1.00	(1)	12/20/15	99,701	(79,091)	20,610
Lebanon	Credit Suisse	840	1.00	(1)	12/20/15	83,748	(69,639)	14,109
Lebanon	Credit Suisse	350	1.00	(1)	12/20/15	34,895	(27,620)	7,275
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	8,094	(5,096)	2,998
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	113,658	(93,627)	20,031
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	86,241	(71,334)	14,907
Malaysia	Bank of America	200	0.83		12/20/14	(2,266)	—	(2,266)
Malaysia	Barclays Bank PLC	300	2.40		3/20/14	(17,671)	—	(17,671)
Malaysia	Barclays Bank PLC	400	0.82		12/20/14	(4,385)	—	(4,385)
Malaysia	Citigroup Global Markets	300	2.45		3/20/14	(18,119)	—	(18,119)
Philippines	Bank of America	700	1.00	(1)	12/20/15	3,953	(14,092)	(10,139)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(370)	(3,209)	(3,579)

43

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
							Upfront
		Notional	Contract				Payments	Net Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Philippines	Barclays Bank PLC	$500	1.70%		12/20/14	$(15,171)	$—	$(15,171)
Philippines	Barclays Bank PLC	300	1.84		12/20/14	(10,649)	—	(10,649)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(3,586)	—	(3,586)
Philippines	Citigroup Global Markets	200	1.84		12/20/14	(7,099)	—	(7,099)
Philippines	Citigroup Global Markets	100	1.86		12/20/14	(3,623)	—	(3,623)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(390)	(3,683)	(4,073)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	1,534	(13,646)	(12,112)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(370)	(3,209)	(3,579)
Philippines	JPMorgan Chase Bank	400	1.69		12/20/14	(11,990)	—	(11,990)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	42,528	(83,635)	(41,107)
Russia	Bank of America	540	1.00	(1)	6/20/15	1,755	(24,652)	(22,897)
Russia	Bank of America	860	1.00	(1)	12/20/20	41,191	(54,889)	(13,698)
Russia	Barclays Bank PLC	500	1.00	(1)	12/20/20	23,948	(31,538)	(7,590)
Russia	Citigroup Global Markets	100	1.00	(1)	6/20/15	325	(1,285)	(960)
Russia	Credit Suisse	200	1.00	(1)	3/20/15	325	(2,226)	(1,901)
Russia	Credit Suisse	300	1.00	(1)	6/20/15	976	(3,644)	(2,668)
Russia	Deutsche Bank	490	1.00	(1)	12/20/20	23,469	(31,274)	(7,805)
South Africa	Bank of America	300	1.00	(1)	12/20/19	9,974	(12,025)	(2,051)
South Africa	Bank of America	775	1.00	(1)	12/20/20	31,097	(28,784)	2,313
South Africa	Bank of America	525	1.00	(1)	12/20/20	21,066	(21,388)	(322)
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	9,974	(13,900)	(3,926)
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	3,501	(3,552)	(51)
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	22,671	(20,907)	1,764
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	30,094	(29,415)	679
South Africa	Citigroup Global Markets	150	1.00	(1)	12/20/19	4,987	(7,902)	(2,915)
South Africa	Citigroup Global Markets	100	1.00	(1)	3/20/20	3,501	(5,544)	(2,043)
South Africa	Credit Suisse	100	1.00	(1)	3/20/20	3,501	(3,895)	(394)
South Africa	Credit Suisse	100	1.00	(1)	3/20/20	3,501	(4,739)	(1,238)
South Africa	Credit Suisse	775	1.00	(1)	12/20/20	31,097	(30,604)	493
South Africa	Credit Suisse	790	1.00	(1)	12/20/20	31,699	(32,783)	(1,084)
South Africa	Credit Suisse	840	1.00	(1)	12/20/20	33,705	(42,842)	(9,137)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	19,232	(26,702)	(7,470)
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	24,477	(23,524)	953
South Africa	Goldman Sachs, Inc.	815	1.00	(1)	12/20/20	32,702	(32,064)	638
South Africa	Goldman Sachs, Inc.	820	1.00	(1)	12/20/20	32,903	(32,784)	119
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	3,325	(5,493)	(2,168)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	3,324	(6,592)	(3,268)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	3,501	(3,827)	(326)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	3,501	(3,964)	(463)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	3,501	(5,478)	(1,977)
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	16,225	(15,305)	920
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	69,215	(68,697)	518
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	29,663	(29,549)	114
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	68,228	(68,991)	(763)
Spain	Citigroup Global Markets	300	1.00	(1)	3/20/20	28,066	(7,311)	20,755
Spain	Citigroup Global Markets	300	1.00	(1)	3/20/20	28,066	(15,055)	13,011
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	28,066	(6,903)	21,163
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	28,066	(15,055)	13,011

44

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
								Upfront
		Notional		Contract				Payments	Net Unrealized
		Amount		Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Spain	Deutsche Bank		$550	1.00	%(1)	6/20/20	$52,457	$(35,611)	$16,846
Spain	Deutsche Bank		3,265	1.00	(1)	12/20/20	322,843	(279,968)	42,875
Spain	Deutsche Bank		670	1.00	(1)	12/20/20	66,250	(66,991)	(741)
Spain	Goldman Sachs, Inc.		193	1.00	(1)	9/20/20	18,752	(18,065)	687
Thailand	Barclays Bank PLC		400	0.97		9/20/19	11,162	—	11,162
Thailand	Citigroup Global Markets		400	0.86		12/20/14	330	—	330
Thailand	Citigroup Global Markets		200	0.95		9/20/19	5,872	—	5,872
Thailand	Goldman Sachs, Inc.		1,500	1.00	(1)	3/20/16	5,778	(12,229)	(6,451)
Thailand	JPMorgan Chase Bank		200	0.87		12/20/14	92	—	92
Uruguay	Citigroup Global Markets		100	1.00	(1)	6/20/20	7,655	(6,976)	679
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	7,654	(6,812)	842
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	28,983	(4,757)	24,226
Banco de Sabadell, S.A.	JPMorgan Chase Bank		110	3.00	(1)	3/20/15	6,238	(560)	5,678
Citibank Corp.	Bank of America		490	1.00	(1)	9/20/20	15,304	(29,119)	(13,815)
Citibank Corp.	JPMorgan Chase Bank		490	1.00	(1)	9/20/20	15,304	(30,820)	(15,516)
Erste Group Bank AG	Barclays Bank PLC		110	1.00	(1)	3/20/15	3,838	(6,071)	(2,233)
ING Verzekeringen N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	5,049	(2,731)	2,318
OAO Gazprom	Barclays Bank PLC		150	1.00	(1)	6/20/15	3,927	(8,232)	(4,305)
OAO Gazprom	Deutsche Bank		150	1.00	(1)	6/20/15	3,927	(8,285)	(4,358)
OAO Gazprom	Deutsche Bank		100	1.00	(1)	9/20/20	8,315	(11,239)	(2,924)
OAO Gazprom	Deutsche Bank		100	1.00	(1)	9/20/20	8,315	(11,597)	(3,282)
OAO Gazprom	Goldman Sachs, Inc.		100	1.00	(1)	9/20/20	8,315	(11,306)	(2,991)
OAO Gazprom	Goldman Sachs, Inc.		390	1.00	(1)	9/20/20	32,429	(46,306)	(13,877)
Rabobank Nederland N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	(619)	(80)	(699)
Raiffeisen Zentralbank	Barclays Bank PLC		110	1.00	(1)	3/20/15	5,231	(8,195)	(2,964)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	920	1.00	(1)	6/20/16	17,185	(27,395)	(10,210)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	3,100	1.00	(1)	6/20/16	254,465	(318,292)	(63,827)

							$3,208,149	$(2,968,587)	$239,562

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $25,457,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

45

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps
	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate
	(Currency	(Currency				Net Unrealized
	Received)	Delivered)			Termination	Appreciation
Counterparty	(000’s omitted)	(000’s omitted)	Floating Rate	Fixed Rate	Date	(Depreciation)

Deutsche Bank	COP 5,200,000	$2,728	6-Month USD-LIBOR-BBA	3.32%	12/17/13	$218,167

$218,167

COP - Colombian Peso

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-related investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Equity Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, options on futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $1,266,590. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,106,955 at April 30, 2011.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $17,534,131, with the highest amount from any one counterparty being $4,696,971. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $8,059,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

46

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2011 was as follows:

	Fair Value
			Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity	Exchange	Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$107,015	$61,960	$—	$5,280
Net unrealized appreciation*	—	—	—	33,859	78,503
Receivable for open and closed forward foreign currency exchange contracts	—	—	15,323,990	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	3,569,982	—	—	1,185,812	—

Total Asset Derivatives	$3,569,982	$107,015	$15,385,950	$1,219,671	$83,783

Net unrealized appreciation*	$—	$—	$—	$(425,775)	$(154,189)
Payable for open forward commodity contracts	—	—	—	—	(795,970)
Payable for open and closed forward foreign currency exchange contracts	—	—	(4,537,810)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(221,646)	—	—	(3,514,235)	—

Total Liability Derivatives	$(221,646)	$—	$(4,537,810)	$(3,940,010)	$(950,159)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2011 was as follows:

			Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Equity	Exchange	Rate	Commodity

Net realized gain (loss) —
Financial futures contracts	$—	$—	$—	$148,216	$(125,347)
Swap contracts	(420,867)	—	—	140,454	—
Forward commodity contracts	—	—	—	—	(19,234)
Foreign currency and forward foreign currency exchange contract transactions	—	—	4,478,481	—	—

Total	$(420,867)	$—	$4,478,481	$288,670	$(144,581)

Change in unrealized appreciation (depreciation) —
Investments	$—	$(376,745)	$(183,195)	$—	$(36,420)
Financial futures contracts	—	—	—	(391,303)	(75,686)
Swap contracts	648,304	—	—	(3,260,246)	—
Forward commodity contracts	—	—	—	—	(795,970)
Foreign currency and forward foreign currency exchange contracts	—	—	11,019,137	—	—

Total	$648,304	$(376,745)	$10,835,942	$(3,651,549)	$(908,076)

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2011, which are indicative of the volume of these derivative types, were approximately $23,446,000, $1,564,000, $463,134,000 and $423,068,000, respectively.

47

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

The average principal amount of purchased currency options contracts, average number of purchased index options contracts and average number of purchased commodity options contracts outstanding during the six months ended April 30, 2011 which are indicative of the volume of these derivative types, were approximately $16,813,000, 57,300,000 contracts and 6 contracts, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

7 Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

48

Emerging Markets Local Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$481,210,286	$—	$481,210,286
Mortgage Pass-Throughs	—	13,983,241	—	13,983,241
U.S. Government Agency Obligations	—	7,384,344	—	7,384,344
Precious Metals	12,736,074	—	—	12,736,074
Currency Options Purchased	—	61,960	—	61,960
Put Options Purchased	5,280	107,015	—	112,295
Short-Term Investments —
Foreign Government Securities	—	122,371,858	—	122,371,858
U.S. Treasury Obligations	—	2,338,120	—	2,338,120
Repurchase Agreements	—	5,266,748	—	5,266,748
Other Securities	—	33,261,562	—	33,261,562

Total Investments	$12,741,354	$665,985,134	$—	$678,726,488

Forward Foreign Currency Exchange Contracts	$—	$15,323,990	$—	$15,323,990
Swaps Contracts	—	4,755,794	—	4,755,794
Futures Contracts	112,362	—	—	112,362

Total	$12,853,716	$686,064,918	$—	$698,918,634

Liability Description

Securities Sold Short	$—	$(4,530,054)	$—	$(4,530,054)
Forward Commodity Contracts	—	(795,970)	—	(795,970)
Forward Foreign Currency Exchange Contracts	—	(4,537,810)	—	(4,537,810)
Swaps Contracts	—	(3,735,881)	—	(3,735,881)
Futures Contracts	(579,964)	—	—	(579,964)

Total	$(579,964)	$(13,599,715)	$—	$(14,179,679)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

49

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

50

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the terms of the investment advisory agreement of Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund by EVM and to the Portfolio by BMR.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and the Fund. The Board specifically noted EVM’s and BMR’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of EVM and its affiliates in recent years to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

51

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund and by the Portfolio (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary for the primary purpose of investing in commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board also considered that EVM had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by EVM and BMR, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund and Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and the Portfolio level, will allow the Fund to continue to benefit from economies of scale in the future.

52

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

53

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

54

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Investment Adviser of Emerging Markets Local Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040-6/11	EMISRC

Eaton Vance Floating-Rate Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Floating-Rate Fund

Performance	2
Fund Profile	3

Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	48
Officers and Trustees	51
Important Notices	52

Eaton Vance
Floating-Rate Fund
April 30, 2011
Portfolio Manager Scott H. Page, CFA; Craig P. Russ
Performance1

	Advisers Class	Class A	Class B	Class C	Class I
Symbol	EABLX	EVBLX	EBBLX	ECBLX	EIBLX
Inception Date	2/7/01	5/5/03	2/5/01	2/1/01	1/30/01

% Average Annual Total Returns at net asset value (NAV)

Six Months	4.40	4.42	4.14	4.02	4.63
One Year	6.29	6.21	5.52	5.40	6.54
Five Years	3.83	3.84	3.07	3.07	4.10
10 Years	3.91	N.A.	3.13	3.13	4.16
Since Inception	3.96	4.13	3.20	3.20	4.24

% SEC Average Annual Total Returns with maximum sales charge

Six Months	4.40	2.09	-0.86	3.02	4.63
One Year	6.29	3.84	0.52	4.40	6.54
Five Years	3.83	3.36	2.74	3.07	4.10
10 Years	3.91	N.A.	3.13	3.13	4.16
Since Inception	3.96	3.84	3.20	3.20	4.24

% Maximum Sales Charge	Advisers Class	Class A	Class B	Class C	Class I

	None	2.25	5.00	1.00	None

% Total Annual Operating Expense Ratios[2]	Advisers Class	Class A	Class B	Class C	Class I

	1.05	1.04	1.80	1.80	0.79

Comparative Performance[3]	% Return

S&P/LSTA Leveraged Loan Index

Six Months	4.77
One Year	6.93
Five Years	5.36
10 Years	5.34

Lipper Loan Participation Funds Average*

Six Months	4.23
One Year	6.77
Five Years	3.57
10 Years	4.05
* Source: Lipper
See Endnotes and Additional Disclosures on page 8.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Floating-Rate Fund
April 30, 2011
Fund Profile4

Top 10 Holdings5 (% of total investments)

Alliance Boots Holdings, Ltd.	1.2
Community Health Systems, Inc.	1.2
Intelsat Jackson Holdings SA	1.1
SunGard Data Systems, Inc.	1.1
Delphi Automotive	1.0
HCA, Inc.	1.0
UPC Broadband Holding B.V.	0.9
Nielsen Finance, LLC	0.9
Rite Aid Corp.	0.9
Del Monte Corp.	0.8

Total % of total investments	10.1

Top 10 Sectors5 (% of total investments)

Healthcare	11.5
Business Equipment and Services	6.3
Cable and Satellite Television	6.0
Chemicals and Plastics	4.8
Automotive	4.8
Food Service	4.8
Electronics/Electrical	4.4
Telecommunications	3.9
Leisure Goods/Activities/Movies	3.9
Publishing	3.9

Total % of total investments	54.3

Credit Quality6 (% of loan holdings)

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Floating-Rate Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Prior to January 1, 2011, Advisers Class, Class A and Class I shares were subject to a 1% redemption fee on redemptions or exchanges within 90 days of settlement of purchase. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus.

3.	The S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	The Fund invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings. Fund profile is subject to change due to active management.

5.	Excludes cash equivalents.

6.	Ratings are based on Moody, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

4

Eaton Vance
Floating-Rate Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Advisers Class	$1,000.00	$1,044.00	$5.07	1.00%
Class A	$1,000.00	$1,044.20	$5.07	1.00%
Class B	$1,000.00	$1,041.40	$8.91	1.76%
Class C	$1,000.00	$1,040.20	$8.85	1.75%
Class I	$1,000.00	$1,046.30	$3.81	0.75%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.80	$5.01	1.00%
Class A	$1,000.00	$1,019.80	$5.01	1.00%
Class B	$1,000.00	$1,016.10	$8.80	1.76%
Class C	$1,000.00	$1,016.10	$8.75	1.75%
Class I	$1,000.00	$1,021.10	$3.76	0.75%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Floating-Rate Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in Floating Rate Portfolio, at value (identified cost, $8,028,945,745)	$8,149,335,769
Receivable for Fund shares sold	82,937,239

Total assets	$8,232,273,008

Liabilities

Payable for Fund shares redeemed	$22,734,686
Distributions payable	12,374,853
Payable to affiliates:
Distribution and service fees	1,235,924
Administration fee	986,632
Trustees’ fees	42
Accrued expenses	537,278

Total liabilities	$37,869,415

Net Assets	$8,194,403,593

Sources of Net Assets

Paid-in capital	$8,397,964,963
Accumulated net realized loss from Portfolio	(324,756,403)
Accumulated undistributed net investment income	805,009
Net unrealized appreciation from Portfolio	120,390,024

Total	$8,194,403,593

Advisers Class Shares

Net Assets	$666,419,140
Shares Outstanding	73,279,032
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.09

Class A Shares

Net Assets	$1,702,418,349
Shares Outstanding	181,009,110
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.41
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.63

Class B Shares

Net Assets	$52,980,576
Shares Outstanding	5,835,440
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.08

Class C Shares

Net Assets	$885,881,973
Shares Outstanding	97,528,232
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.08

Class I Shares

Net Assets	$4,886,703,555
Shares Outstanding	537,101,286
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.10

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Floating-Rate Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest and other income allocated from Portfolio	$154,184,642
Expenses allocated from Portfolio	(17,444,952)

Total investment income from Portfolio	$136,739,690

Expenses

Administration fee	$4,867,303
Distribution and service fees
Advisers Class	685,704
Class A	1,724,988
Class B	268,767
Class C	4,004,060
Trustees’ fees and expenses	250
Custodian fee	18,597
Transfer and dividend disbursing agent fees	1,612,827
Legal and accounting services	23,346
Printing and postage	238,395
Registration fees	291,551
Miscellaneous	18,626

Total expenses	$13,754,414

Net investment income	$122,985,276

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$25,051,978
Foreign currency and forward foreign currency exchange contract transactions	(28,057,610)

Net realized loss	$(3,005,632)

Change in unrealized appreciation (depreciation) —
Investments	$182,087,045
Foreign currency and forward foreign currency exchange contracts	(29,236,262)

Net change in unrealized appreciation (depreciation)	$152,850,783

Net realized and unrealized gain	$149,845,151

Net increase in net assets from operations	$272,830,427

See Notes to Financial Statements.
7

Eaton Vance
Floating-Rate Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$122,985,276	$143,470,721
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(3,005,632)	(44,774,856)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	152,850,783	239,100,810

Net increase in net assets from operations	$272,830,427	$337,796,675

Distributions to shareholders —
From net investment income
Advisers Class	$(10,783,356)	$(18,124,913)
Class A	(27,137,177)	(48,272,617)
Class B	(873,713)	(2,411,259)
Class C	(12,936,238)	(26,202,988)
Class I	(77,175,733)	(68,947,107)

Total distributions to shareholders	$(128,906,217)	$(163,958,884)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$305,336,482	$187,729,989
Class A	702,423,869	624,744,369
Class B	7,906,287	8,697,094
Class C	201,798,326	205,628,563
Class I	2,475,789,608	2,248,767,838
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	10,005,795	16,417,373
Class A	21,365,530	37,110,123
Class B	572,058	1,673,591
Class C	8,624,179	17,630,727
Class I	25,000,966	26,683,491
Cost of shares redeemed
Advisers Class	(93,254,215)	(146,342,237)
Class A	(217,862,658)	(506,574,835)
Class B	(6,580,536)	(15,119,559)
Class C	(77,040,156)	(139,716,331)
Class I	(488,824,417)	(431,868,935)
Net asset value of shares exchanged
Class A	5,287,458	9,485,056
Class B	(5,287,458)	(9,485,056)
Redemption fees	96,079	310,632

Net increase in net assets from Fund share transactions	$2,875,357,197	$2,135,771,893

Net increase in net assets	$3,019,281,407	$2,309,609,684

Net Assets

At beginning of period	$5,175,122,186	$2,865,512,502

At end of period	$8,194,403,593	$5,175,122,186

Accumulated undistributed net investment income included in net assets

At end of period	$805,009	$6,725,950

See Notes to Financial Statements.
8

Eaton Vance
Floating-Rate Fund

April 30, 2011

Financial Highlights

	Advisers Class

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$8.880		$8.450	$7.000	$9.590	$9.840	$9.880

Income (Loss) From Operations

Net investment income(1)	$0.168		$0.345	$0.362	$0.545	$0.636	$0.589
Net realized and unrealized gain (loss)	0.220		0.488	1.442	(2.618)	(0.239)	(0.037)

Total income (loss) from operations	$0.388		$0.833	$1.804	$(2.073)	$0.397	$0.552

Less Distributions

From net investment income	$(0.178)		$(0.404)	$(0.356)	$(0.435)	$(0.648)	$(0.592)
Tax return of capital	—		—	—	(0.083)	—	—

Total distributions	$(0.178)		$(0.404)	$(0.356)	$(0.518)	$(0.648)	$(0.592)

Redemption fees(1)	$0.000	(2)	$0.001	$0.002	$0.001	$0.001	$0.000 (2)

Net asset value — End of period	$9.090		$8.880	$8.450	$7.000	$9.590	$9.840

Total Return(3)	4.40	%(4)	10.08%	26.83%	(22.55)%	4.13%	5.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$666,419		$432,169	$355,499	$375,801	$972,840	$1,238,349
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.00	%(7)	1.05%	1.12%	1.19%	1.05%	1.01%
Net investment income	3.74	%(7)	3.96%	4.95%	6.11%	6.50%	5.97%
Portfolio Turnover of the Portfolio	23	%(4)	39%	35%	7%	61%	50%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
Floating-Rate Fund

April 30, 2011

Financial Highlights — continued

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$9.180		$8.740	$7.240	$9.920	$10.180	$10.220

Income (Loss) From Operations

Net investment income(1)	$0.173		$0.356	$0.372	$0.560	$0.657	$0.608
Net realized and unrealized gain (loss)	0.240		0.499	1.494	(2.705)	(0.248)	(0.036)

Total income (loss) from operations	$0.413		$0.855	$1.866	$(2.145)	$0.409	$0.572

Less Distributions

From net investment income	$(0.183)		$(0.416)	$(0.368)	$(0.450)	$(0.670)	$(0.612)
Tax return of capital	—		—	—	(0.086)	—	—

Total distributions	$(0.183)		$(0.416)	$(0.368)	$(0.536)	$(0.670)	$(0.612)

Redemption fees(1)	$0.000	(2)	$0.001	$0.002	$0.001	$0.001	$0.000 (2)

Net asset value — End of period	$9.410		$9.180	$8.740	$7.240	$9.920	$10.180

Total Return(3)	4.42	%(4)	10.00%	27.01%	(22.66)%	4.12%	5.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,702,418		$1,160,014	$946,191	$646,322	$1,619,235	$1,839,719
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.00	%(7)	1.04%	1.12%	1.19%	1.05%	1.01%
Net investment income	3.74	%(7)	3.96%	4.90%	6.08%	6.50%	5.96%
Portfolio Turnover of the Portfolio	23	%(4)	39%	35%	7%	61%	50%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
Floating-Rate Fund

April 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$8.860		$8.440	$6.990	$9.590	$9.840	$9.870

Income (Loss) From Operations

Net investment income(1)	$0.134		$0.280	$0.315	$0.469	$0.563	$0.511
Net realized and unrealized gain (loss)	0.231		0.479	1.436	(2.616)	(0.240)	(0.023)

Total income (loss) from operations	$0.365		$0.759	$1.751	$(2.147)	$0.323	$0.488

Less Distributions

From net investment income	$(0.145)		$(0.340)	$(0.303)	$(0.382)	$(0.574)	$(0.518)
Tax return of capital	—		—	—	(0.072)	—	—

Total distributions	$(0.145)		$(0.340)	$(0.303)	$(0.454)	$(0.574)	$(0.518)

Redemption fees(1)	$0.000	(2)	$0.001	$0.002	$0.001	$0.001	$0.000 (2)

Net asset value — End of period	$9.080		$8.860	$8.440	$6.990	$9.590	$9.840

Total Return(3)	4.14	%(4)	9.17%	25.96%	(23.22)%	3.35%	5.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$52,981		$55,067	$66,309	$85,386	$177,431	$230,454
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.76	%(7)	1.80%	1.88%	1.94%	1.80%	1.77%
Net investment income	3.01	%(7)	3.23%	4.38%	5.29%	5.76%	5.18%
Portfolio Turnover of the Portfolio	23	%(4)	39%	35%	7%	61%	50%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
11

Eaton Vance
Floating-Rate Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$8.870		$8.440	$6.990	$9.590	$9.840	$9.870

Income (Loss) From Operations

Net investment income(1)	$0.134		$0.279	$0.308	$0.472	$0.562	$0.512
Net realized and unrealized gain (loss)	0.221		0.491	1.443	(2.619)	(0.239)	(0.024)

Total income (loss) from operations	$0.355		$0.770	$1.751	$(2.147)	$0.323	$0.488

Less Distributions

From net investment income	$(0.145)		$(0.341)	$(0.303)	$(0.382)	$(0.574)	$(0.518)
Tax return of capital	—		—	—	(0.072)	—	—

Total distributions	$(0.145)		$(0.341)	$(0.303)	$(0.454)	$(0.574)	$(0.518)

Redemption fees(1)	$0.000	(2)	$0.001	$0.002	$0.001	$0.001	$0.000 (2)

Net asset value — End of period	$9.080		$8.870	$8.440	$6.990	$9.590	$9.840

Total Return(3)	4.02	%(4)	9.29%	25.96%	(23.22)%	3.35%	5.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$885,882		$733,767	$618,351	$512,400	$1,142,139	$1,170,248
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.75	%(7)	1.80%	1.87%	1.94%	1.80%	1.76%
Net investment income	3.00	%(7)	3.21%	4.22%	5.31%	5.75%	5.19%
Portfolio Turnover of the Portfolio	23	%(4)	39%	35%	7%	61%	50%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
12

Eaton Vance
Floating-Rate Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$8.880		$8.450	$7.000	$9.590	$9.840	$9.880

Income (Loss) From Operations

Net investment income(1)	$0.178		$0.363	$0.372	$0.550	$0.658	$0.614
Net realized and unrealized gain (loss)	0.230		0.491	1.450	(2.601)	(0.237)	(0.037)

Total income (loss) from operations	$0.408		$0.854	$1.822	$(2.051)	$0.421	$0.577

Less Distributions

From net investment income	$(0.188)		$(0.425)	$(0.374)	$(0.456)	$(0.672)	$(0.617)
Tax return of capital	—		—	—	(0.084)	—	—

Total distributions	$(0.188)		$(0.425)	$(0.374)	$(0.540)	$(0.672)	$(0.617)

Redemption fees(1)	$0.000	(2)	$0.001	$0.002	$0.001	$0.001	$0.000 (2)

Net asset value — End of period	$9.100		$8.880	$8.450	$7.000	$9.590	$9.840

Total Return(3)	4.63	%(4)	10.34%	27.14%	(22.36)%	4.39%	6.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,886,704		$2,794,104	$879,161	$353,249	$532,067	$485,274
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.75	%(7)	0.79%	0.87%	0.92%	0.80%	0.76%
Net investment income	3.98	%(7)	4.16%	4.99%	6.22%	6.73%	6.22%
Portfolio Turnover of the Portfolio	23	%(4)	39%	35%	7%	61%	50%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
13

Eaton Vance
Floating-Rate Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Floating Rate Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (81.2% at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $312,940,018 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2011 ($8,406,344), October 31, 2012 ($4,215,434), October 31, 2013 ($7,255,003), October 31, 2014 ($1,123,368), October 31, 2015 ($24,641,774), October 31, 2016 ($205,764,300), October 31, 2017 ($32,557,773) and October 31, 2018 ($28,976,022).

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

14

Eaton Vance
Floating-Rate Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

H Redemption Fees — Upon the redemption or exchange of shares by Advisers Class, Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Advisers Class, Class A and Class I shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2011, the administration fee amounted to $4,867,303. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $92,352 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $93,494 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $685,704 for Advisers Class shares and $1,724,988 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $201,575 and $3,003,045 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $10,894,000 and $196,319,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the

15

Eaton Vance
Floating-Rate Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $67,192 and $1,001,015 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $95,000, $43,000 and $81,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,938,774,843 and $127,684,881, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Advisers Class	(Unaudited)	October 31, 2010

Sales	33,818,777	21,558,922
Issued to shareholders electing to receive payments of distributions in Fund shares	1,107,797	1,889,735
Redemptions	(10,326,486)	(16,834,640)

Net increase	24,600,088	6,614,017

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	75,166,900	69,204,811
Issued to shareholders electing to receive payments of distributions in Fund shares	2,288,289	4,129,493
Redemptions	(23,361,516)	(56,325,261)
Exchange from Class B shares	566,488	1,053,379

Net increase	54,660,161	18,062,422

16

Eaton Vance
Floating-Rate Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2011	Year Ended
Class B	(Unaudited)	October 31, 2010

Sales	877,446	999,321
Issued to shareholders electing to receive payments of distributions in Fund shares	63,518	193,279
Redemptions	(731,627)	(1,746,268)
Exchange to Class A shares	(586,443)	(1,090,746)

Net decrease	(377,106)	(1,644,414)

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	22,379,550	23,567,429
Issued to shareholders electing to receive payments of distributions in Fund shares	956,764	2,033,009
Redemptions	(8,551,202)	(16,089,324)

Net increase	14,785,112	9,511,114

	Six Months Ended
	April 30, 2011	Year Ended
Class I	(Unaudited)	October 31, 2010

Sales	273,730,300	257,316,726
Issued to shareholders electing to receive payments of distributions in Fund shares	2,765,665	3,064,675
Redemptions	(53,992,677)	(49,795,925)

Net increase	222,503,288	210,585,476

For the six months ended April 30, 2011 and year ended October 31, 2010, the Fund received $96,079 and $310,632, respectively, in redemption fees.

17

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 95.1%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 2.2%

Booz Allen Hamilton, Inc.
	9,675	Term Loan, 4.00%, Maturing August 3, 2017	$9,798,355
DAE Aviation Holdings, Inc.
	20,000	Revolving Loan, 3.04%, Maturing July 31, 2013(2)	19,400,000
	20,421	Term Loan, 5.28%, Maturing July 31, 2014	20,650,288
	20,523	Term Loan, 5.28%, Maturing July 31, 2014	20,754,062
Delos Aircraft, Inc.
	9,142	Term Loan, 7.00%, Maturing March 17, 2016	9,210,875
Doncasters (Dundee HoldCo 4 Ltd.)
	3,584	Term Loan, 4.21%, Maturing July 13, 2015	3,508,264
GBP	656	Term Loan, 4.63%, Maturing July 13, 2015	1,069,532
	3,584	Term Loan, 4.71%, Maturing July 13, 2015	3,508,264
GBP	656	Term Loan, 5.13%, Maturing July 13, 2015	1,069,532
DynCorp International, LLC
	14,695	Term Loan, 6.25%, Maturing July 5, 2016	14,846,409
Evergreen International Aviation
	7,139	Term Loan, 10.50%, Maturing October 31, 2011(3)	7,081,071
Hawker Beechcraft Acquisition
	4,900	Term Loan, 2.24%, Maturing March 26, 2014	4,327,116
	345	Term Loan, 2.31%, Maturing March 26, 2014	304,414
IAP Worldwide Services, Inc.
	24,937	Term Loan, 8.25%, Maturing December 30, 2012	24,921,346
International Lease Finance Co.
	13,633	Term Loan, 6.75%, Maturing March 17, 2015	13,736,151
Spirit AeroSystems, Inc.
	3,691	Term Loan, 3.53%, Maturing September 30, 2016	3,718,008
TransDigm, Inc.
	39,900	Term Loan, 4.00%, Maturing February 14, 2017	40,389,294
Vangent, Inc.
	3,278	Term Loan, 2.32%, Maturing February 14, 2013	3,236,997
Wesco Aircraft Hardware Corp.
	7,000	Term Loan, 3.23%, Maturing April 4, 2016	7,000,000
	5,415	Term Loan, 4.25%, Maturing April 4, 2017	5,476,539
Wyle Laboratories, Inc.
	7,843	Term Loan, 7.75%, Maturing March 25, 2016	7,872,177

			$221,878,694

Air Transport — 0.2%

Delta Air Lines, Inc.
	25,000	Revolving Loan, 0.50%, Maturing April 30, 2012(2)	$24,778,000

			$24,778,000

Automotive — 4.8%

Adesa, Inc.
	31,649	Term Loan, 2.97%, Maturing October 18, 2013	$31,628,902
Allison Transmission, Inc.
	86,018	Term Loan, 2.99%, Maturing August 7, 2014	86,028,540
Delphi Automotive
	108,575	Term Loan, 5.00%, Maturing April 14, 2017	108,498,997
Federal-Mogul Corp.
	40,246	Term Loan, 2.17%, Maturing December 29, 2014	39,321,967
	23,024	Term Loan, 2.15%, Maturing December 28, 2015	22,495,513
Financiere Truck (Investissement)
EUR	1,515	Term Loan, 4.15%, Maturing February 15, 2012	2,147,948
GBP	2,245	Term Loan, 1.55%, Maturing February 15, 2015(2)	3,589,971
Ford Motor Co.
	4,852	Revolving Loan, 0.36%, Maturing December 15, 2013(2)	4,800,849
	26,140	Term Loan, 2.97%, Maturing December 16, 2013	26,188,486
	32,107	Term Loan, 2.97%, Maturing December 16, 2013	32,181,965
Goodyear Tire & Rubber Co.
	70,617	Term Loan - Second Lien, 1.94%, Maturing April 30, 2014	69,751,753
HHI Holdings, LLC
	6,350	Term Loan, 7.01%, Maturing March 21, 2017	6,357,937
Metaldyne, LLC
	13,059	Term Loan, 7.75%, Maturing October 28, 2016	13,385,859
Pinafore, LLC
	8,658	Term Loan, 4.25%, Maturing September 29, 2015	8,673,836
Remy International, Inc.
	5,486	Term Loan, 6.25%, Maturing December 16, 2016	5,534,255
Tenneco Automotive, Inc.
	5,550	Term Loan, 5.24%, Maturing March 17, 2014	5,595,094
TI Automotive, Ltd.
	4,478	Term Loan, 9.50%, Maturing July 1, 2016	4,578,244
TriMas Corp.
	695	Term Loan, 6.00%, Maturing August 2, 2011	700,527
	8,111	Term Loan, 6.00%, Maturing December 15, 2015	8,171,652

See Notes to Financial Statements.
18

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Automotive (continued)

UCI International, Inc.
	5,960	Term Loan, 5.50%, Maturing July 26, 2017	$6,028,353

			$485,660,648

Beverage and Tobacco — 0.3%

Green Mountain Coffee Roasters
	27,082	Term Loan, 5.50%, Maturing December 16, 2016	$27,479,907
Maine Beverage Co., LLC
	1,041	Term Loan, 2.05%, Maturing March 31, 2013	1,009,839

			$28,489,746

Building and Development — 1.7%

401 North Wabash Venture, LLC
	8,881	Term Loan, 6.78%, Maturing July 27, 2012(3)	$7,459,961
Armstrong World Industries, Inc.
	16,975	Term Loan, 4.00%, Maturing March 9, 2018	17,121,409
Beacon Sales Acquisition, Inc.
	5,896	Term Loan, 2.27%, Maturing September 30, 2013	5,826,030
Brickman Group Holdings, Inc.
	14,040	Term Loan, 7.25%, Maturing October 14, 2016	14,349,854
CB Richard Ellis Services, Inc.
	8,036	Term Loan, 1.63%, Maturing March 5, 2018(2)	8,039,065
	8,589	Term Loan, 1.75%, Maturing September 4, 2019(2)	8,596,441
Contech Construction Products
	1,745	Term Loan, 5.25%, Maturing January 31, 2013	1,532,379
CPG International, Inc.
	6,503	Term Loan, 6.00%, Maturing February 18, 2017	6,535,326
Forestar USA Real Estate Group, Inc.
	1,675	Revolving Loan, 0.84%, Maturing August 6, 2013(2)	1,641,721
	13,570	Term Loan, 6.50%, Maturing August 6, 2015	13,502,090
Lafarge Roofing
	1,625	Term Loan, 3.25%, Maturing March 16, 2015(3)	1,598,973
EUR	2,920	Term Loan, 3.25%, Maturing April 16, 2015(3)	4,254,122
EUR	1,962	Term Loan, 5.00%, Maturing April 16, 2015(3)	3,694,434
Materis
EUR	2,148	Term Loan, 3.78%, Maturing April 27, 2014	3,080,093
EUR	2,290	Term Loan, 4.10%, Maturing April 27, 2015	3,283,252
NCI Building Systems, Inc.
	3,299	Term Loan, 8.00%, Maturing April 18, 2014	3,282,015
November 2005 Land Investors, LLC
	610	Term Loan, 0.00%, Maturing March 31, 2011(4)(5)	137,178
Panolam Industries Holdings, Inc.
	9,863	Term Loan, 8.25%, Maturing December 31, 2013	9,123,719
RE/MAX International, Inc.
	12,834	Term Loan, 5.50%, Maturing April 15, 2016	12,890,473
Realogy Corp.
	910	Term Loan, 3.24%, Maturing October 10, 2013	874,037
	7,678	Term Loan, 3.31%, Maturing October 10, 2013	7,375,414
	429	Term Loan, 4.49%, Maturing October 10, 2016	403,623
	4,570	Term Loan, 4.56%, Maturing October 10, 2016	4,303,846
South Edge, LLC
	8,795	Term Loan, 0.00%, Maturing October 31, 2009(6)	7,453,460
WCI Communities, Inc.
	3,550	Term Loan, 10.00%, Maturing September 2, 2016(3)	3,461,417
Woodlands Land Development Co. LP (The)
	20,000	Term Loan, 5.00%, Maturing March 7, 2014	20,050,000

			$169,870,332

Business Equipment and Services — 6.6%

Activant Solutions, Inc.
	74	Term Loan, 2.81%, Maturing May 1, 2013	$73,708
	1,543	Term Loan, 2.31%, Maturing May 2, 2013	1,538,536
	9,679	Term Loan, 4.81%, Maturing February 2, 2016	9,690,953
Acxiom Corp.
	8,364	Term Loan, 3.27%, Maturing March 15, 2015	8,343,432
Advantage Sales & Marketing, Inc.
	36,277	Term Loan, 5.25%, Maturing December 18, 2017	36,511,454
Affinion Group, Inc.
	41,570	Term Loan, 5.00%, Maturing October 10, 2016	41,719,887
Allied Security Holdings, LLC
	13,400	Term Loan, 5.00%, Maturing February 4, 2017	13,506,149
Dealer Computer Services, Inc.
	5,500	Term Loan, 2.71%, Maturing April 21, 2016	5,513,750
	33,350	Term Loan, 3.75%, Maturing April 20, 2018	33,676,263
Education Management, LLC
	19,716	Term Loan, 2.06%, Maturing June 3, 2013	19,424,030
Fifth Third Processing Solution
	10,125	Term Loan, 5.50%, Maturing November 3, 2016	10,229,668
First American Corp.
	6,675	Term Loan, 4.75%, Maturing April 12, 2016	6,712,107
Infogroup, Inc.
	5,335	Term Loan, 6.25%, Maturing July 1, 2016	5,383,591
iPayment, Inc.
	30,607	Term Loan, 4.25%, Maturing May 10, 2013	30,510,920

See Notes to Financial Statements.
19

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

Kronos, Inc.
	13,569	Term Loan, 2.06%, Maturing June 11, 2014	$13,416,358
Language Line, LLC
	18,828	Term Loan, 6.25%, Maturing June 20, 2016	19,016,091
Macrovision Solution Corp.
	5,000	Term Loan, 4.00%, Maturing February 7, 2018	5,046,875
Mitchell International, Inc.
	1,959	Term Loan, 2.31%, Maturing March 28, 2014	1,896,735
	1,500	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	1,387,500
NE Customer Service
	17,216	Term Loan, 6.00%, Maturing March 23, 2016	17,220,013
Protection One Alarm Monitor, Inc.
	11,983	Term Loan, 6.00%, Maturing May 16, 2016	12,037,682
Quantum Corp.
	2,288	Term Loan, 3.81%, Maturing July 14, 2014	2,279,910
Quintiles Transnational Corp.
	10,000	Revolving Loan, 0.25%, Maturing March 31, 2012(2)	9,828,000
	17,682	Term Loan, 2.31%, Maturing March 29, 2013	17,665,571
Sabre, Inc.
	40,499	Term Loan, 2.23%, Maturing September 30, 2014	37,499,879
Safenet, Inc.
	14,251	Term Loan, 2.71%, Maturing April 12, 2014	14,162,424
Sedgwick CMS Holdings, Inc.
	5,492	Term Loan, 5.00%, Maturing December 30, 2016	5,522,362
Serena Software, Inc.
	8,010	Term Loan, 4.31%, Maturing March 10, 2016	7,984,909
Sitel (Client Logic)
	9,682	Term Loan, 5.79%, Maturing January 30, 2014	9,658,144
EUR	569	Term Loan, 6.70%, Maturing January 30, 2014	841,316
Softlayer Tech, Inc.
	9,301	Term Loan, 7.25%, Maturing November 5, 2016	9,382,607
Solera Holdings, LLC
	3,697	Term Loan, 2.06%, Maturing May 16, 2014	3,685,820
EUR	2,923	Term Loan, 2.94%, Maturing May 16, 2014	4,286,246
SunGard Data Systems, Inc.
	29,989	Term Loan, 1.98%, Maturing February 28, 2014	29,754,989
	10,331	Term Loan, 3.74%, Maturing February 28, 2014	10,417,615
	69,035	Term Loan, 3.93%, Maturing February 26, 2016	69,465,930
Transaction Network Service, Inc.
	2,344	Term Loan, 6.00%, Maturing November 18, 2015	2,356,934
TransUnion, LLC
	23,250	Term Loan, 4.75%, Maturing February 12, 2018	23,462,156
Travelport, LLC
	846	Term Loan, 2.74%, Maturing August 23, 2013	832,746
	154	Term Loan, 2.81%, Maturing August 23, 2013	151,212
	29,445	Term Loan, 4.74%, Maturing August 21, 2015	28,900,283
	36,913	Term Loan, 4.74%, Maturing August 21, 2015	36,229,096
	8,217	Term Loan, 4.81%, Maturing August 21, 2015	8,065,193
EUR	2,106	Term Loan, 5.66%, Maturing August 21, 2015	3,037,160
Valassis Communications, Inc.
	2,696	Term Loan, 2.56%, Maturing March 2, 2014	2,688,597
West Corp.
	2,691	Term Loan, 2.73%, Maturing October 24, 2013	2,686,758
	18,182	Term Loan, 4.59%, Maturing July 15, 2016	18,363,711
	6,545	Term Loan, 4.61%, Maturing July 15, 2016	6,614,859

			$658,680,129

Cable and Satellite Television — 5.9%

Atlantic Broadband Finance, LLC
	14,025	Term Loan, 4.00%, Maturing March 8, 2016	$14,135,855
Bresnan Communications, LLC
	13,441	Term Loan, 4.50%, Maturing December 14, 2017	13,570,685
Cequel Communications, LLC
	51,445	Term Loan, 2.24%, Maturing November 5, 2013	51,280,039
Charter Communications Operating, LLC
	30,719	Term Loan, 2.22%, Maturing March 6, 2014	30,747,207
	42,123	Term Loan, 3.56%, Maturing September 6, 2016	42,320,076
CSC Holdings, Inc.
	1,458	Term Loan, 2.06%, Maturing March 29, 2016	1,464,450
	27,473	Term Loan, 2.06%, Maturing March 29, 2016	27,574,315
Digital Cinema Implementation
	8,000	Term Loan, 5.00%, Maturing March 31, 2017	8,010,000
Foxco Acquisition Sub, LLC
	19,582	Term Loan, 4.77%, Maturing July 14, 2015	19,676,653
Insight Midwest Holdings, LLC
	25,573	Term Loan, 2.02%, Maturing April 7, 2014	25,406,285
Kabel Deutschland GmbH
EUR	11,957	Term Loan, 3.46%, Maturing March 31, 2014	17,749,533
EUR	12,250	Term Loan, 4.46%, Maturing March 31, 2014	18,195,129
EUR	16,500	Term Loan, 5.21%, Maturing December 13, 2016	24,652,818
MCC Iowa, LLC
	7,538	Term Loan, 1.94%, Maturing January 31, 2015	7,514,127
	7,660	Term Loan, 1.94%, Maturing January 31, 2015	7,636,063
Mediacom Broadband, LLC
	10,198	Term Loan, 4.50%, Maturing October 23, 2017	10,210,685

See Notes to Financial Statements.
20

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Cable and Satellite Television (continued)

Mediacom Illinois, LLC
	19,045	Term Loan, 1.94%, Maturing January 31, 2015	$18,283,132
	2,955	Term Loan, 5.50%, Maturing March 31, 2017	2,967,928
Mediacom, LLC
	10,432	Term Loan, 4.50%, Maturing October 23, 2017	10,350,945
Midcontinent Communications
	8,970	Term Loan, 4.00%, Maturing December 30, 2016	9,030,216
NDS Finance, Ltd.
	23,291	Term Loan, 4.00%, Maturing March 12, 2018	23,392,563
ProSiebenSat.1 Media AG
EUR	2,790	Term Loan, 2.58%, Maturing July 2, 2014	3,962,429
EUR	10,675	Term Loan, 2.58%, Maturing July 2, 2014	15,161,980
EUR	1,822	Term Loan, 3.68%, Maturing March 6, 2015	2,498,715
EUR	32,121	Term Loan, 2.96%, Maturing June 26, 2015	46,184,222
EUR	1,435	Term Loan, 2.96%, Maturing July 3, 2015	2,062,983
EUR	1,822	Term Loan, 3.93%, Maturing March 4, 2016	2,498,715
UPC Broadband Holding B.V.
	5,061	Term Loan, 3.74%, Maturing December 30, 2016	5,081,731
EUR	41,765	Term Loan, 4.71%, Maturing December 31, 2016	61,480,867
	20,793	Term Loan, 3.74%, Maturing December 29, 2017	20,870,965
EUR	6,477	Term Loan, 4.96%, Maturing December 31, 2017	9,549,533
Virgin Media Investment Holding
GBP	950	Term Loan, 4.07%, Maturing June 30, 2015	1,593,775
GBP	8,657	Term Loan, 4.57%, Maturing December 31, 2015	14,527,407
YPSO Holding SA
EUR	9,323	Term Loan, 4.95%, Maturing June 16, 2014(3)	12,535,995
EUR	3,209	Term Loan, 5.11%, Maturing June 16, 2014(3)	4,315,646
EUR	5,237	Term Loan, 5.11%, Maturing June 16, 2014(3)	7,041,320
EUR	1,006	Term Loan, 5.61%, Maturing December 31, 2015(3)	1,344,461

			$594,879,448

Chemicals and Plastics — 5.0%

Arizona Chemical, Inc.
	6,100	Term Loan, 4.75%, Maturing November 21, 2016	$6,154,022
Brenntag Holding GmbH and Co. KG
EUR	799	Term Loan, 4.63%, Maturing December 10, 2013	1,192,848
	1,824	Term Loan, 3.72%, Maturing January 20, 2014	1,830,888
	10,152	Term Loan, 3.74%, Maturing January 20, 2014	10,190,416
GBP	1,200	Term Loan, 4.45%, Maturing January 20, 2014	1,994,398
EUR	3,434	Term Loan, 4.64%, Maturing January 20, 2014	5,125,493
EUR	1,057	Term Loan, 4.73%, Maturing January 20, 2014	1,581,413
EUR	828	Term Loan, 5.13%, Maturing January 19, 2015	1,236,544
EUR	32	Term Loan - Second Lien, 7.56%, Maturing July 17, 2015	48,022
EUR	230	Term Loan - Second Lien, 7.56%, Maturing July 17, 2015	344,161
British Vita UK, Ltd.
EUR	1,023	Term Loan, 6.55%, Maturing June 30, 2014(3)	1,507,537
Celanese Holdings, LLC
	9,287	Term Loan, 1.74%, Maturing April 2, 2014	9,317,998
	5,055	Term Loan, 3.30%, Maturing October 31, 2016	5,100,164
EUR	678	Term Loan, 4.18%, Maturing October 31, 2016	1,007,602
Chemtura Corp.
	8,200	Term Loan, 5.50%, Maturing August 27, 2016	8,292,250
General Chemical Corp.
	4,552	Term Loan, 5.00%, Maturing March 3, 2017	4,584,368
Hexion Specialty Chemicals, Inc.
	12,500	Term Loan, 2.25%, Maturing May 5, 2013	12,125,000
	1,194	Term Loan, 2.56%, Maturing May 6, 2013	1,187,243
	2,789	Term Loan, 2.56%, Maturing May 6, 2013	2,774,405
	13,566	Term Loan, 4.00%, Maturing May 5, 2015	13,519,553
	4,193	Term Loan, 4.06%, Maturing May 5, 2015	4,197,724
	6,969	Term Loan, 4.06%, Maturing May 5, 2015	6,944,625
	7,134	Term Loan, 4.06%, Maturing May 5, 2015	7,071,839
EUR	1,088	Term Loan, 4.97%, Maturing May 5, 2015	1,595,468
Houghton International, Inc.
	1,600	Revolving Loan, Maturing January 30, 2016(7)	1,544,000
	15,052	Term Loan, 6.75%, Maturing January 29, 2016	15,221,744
Huish Detergents, Inc.
	1,974	Term Loan, 1.98%, Maturing April 26, 2014	1,913,483
Huntsman International, LLC
	5,334	Term Loan, 1.74%, Maturing April 21, 2014	5,293,740
	5,333	Term Loan, 2.51%, Maturing June 30, 2016	5,309,055
	14,543	Term Loan, 2.77%, Maturing April 19, 2017	14,477,566
INEOS Group
	306	Term Loan, 7.00%, Maturing December 14, 2012	319,336
EUR	11,706	Term Loan, 7.50%, Maturing December 16, 2013	18,193,031
	24,315	Term Loan, 7.50%, Maturing December 16, 2013	25,219,245
EUR	12,456	Term Loan, 8.00%, Maturing December 16, 2014	19,359,197
	24,833	Term Loan, 8.00%, Maturing December 16, 2014	25,756,594
ISP Chemco, Inc.
	8,385	Term Loan, 1.75%, Maturing June 4, 2014	8,277,834
Kleopatra
GBP	509	Term Loan, Maturing January 3, 2016(7)	751,185
EUR	2,142	Term Loan, Maturing January 3, 2016(7)	2,824,108
	154	Term Loan, Maturing January 9, 2017(7)	135,192
MacDermid, Inc.
	5,596	Term Loan, 2.21%, Maturing April 12, 2014	5,568,046

See Notes to Financial Statements.
21

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Chemicals and Plastics (continued)

Millenium Inorganic Chemicals
	11,731	Term Loan, 2.56%, Maturing May 15, 2014	$11,716,081
Momentive Performance Materials
	4,800	Term Loan, 2.51%, Maturing December 4, 2013	4,770,000
EUR	9,948	Term Loan, 3.40%, Maturing December 4, 2013	14,421,449
	21,867	Term Loan, 3.75%, Maturing May 5, 2015	21,757,180
EUR	4,987	Term Loan, 4.65%, Maturing May 5, 2015	7,254,122
Nalco Co.
	11,567	Term Loan, 4.50%, Maturing October 5, 2017	11,687,367
Omnova Solutions, Inc.
	15,215	Term Loan, 5.75%, Maturing May 31, 2017	15,414,823
Rockwood Specialties Group, Inc.
	22,750	Term Loan, 3.75%, Maturing February 9, 2018	23,005,937
Solutia, Inc.
	5,000	Revolving Loan, 0.93%, Maturing March 17, 2015(2)	4,750,000
	22,876	Term Loan, 3.50%, Maturing August 1, 2017	23,068,320
Styron S.A.R.L.
	40,773	Term Loan, 6.00%, Maturing August 2, 2017	41,244,065
Tank Intermediate Holding Corp.
	9,000	Term Loan, 6.00%, Maturing April 15, 2016	9,090,000
Univar, Inc.
	55,189	Term Loan, 5.00%, Maturing June 30, 2017	55,677,068

			$502,943,749

Conglomerates — 2.3%

Aquilex Holdings, LLC
	1,764	Term Loan, 6.00%, Maturing April 1, 2016	$1,769,295
Goodman Global Holdings, Inc.
	18,118	Term Loan, 5.75%, Maturing October 28, 2016	18,305,259
ISS Holdings A/S
EUR	9,950	Term Loan, 3.15%, Maturing December 31, 2013	14,659,770
Jarden Corp.
	6,484	Term Loan, 3.24%, Maturing January 31, 2017	6,560,519
Johnson Diversey, Inc.
	12,812	Term Loan, 4.00%, Maturing November 24, 2015	12,868,020
Manitowoc Company, Inc. (The)
	9,462	Term Loan, 5.31%, Maturing November 6, 2013	9,489,306
	3,744	Term Loan, 8.00%, Maturing November 6, 2014	3,761,636
RBS Global, Inc.
	6,948	Term Loan, 2.50%, Maturing July 19, 2013	6,916,352
	30,406	Term Loan, 2.79%, Maturing July 19, 2013	30,405,552
RGIS Holdings, LLC
	937	Term Loan, 2.80%, Maturing April 30, 2014	924,279
	20,109	Term Loan, 2.81%, Maturing April 30, 2014	19,832,475
Service Master Co.
	3,020	Term Loan, 2.72%, Maturing July 24, 2014	2,976,642
	30,326	Term Loan, 2.76%, Maturing July 24, 2014	29,890,446
US Investigations Services, Inc.
	20,749	Term Loan, 3.06%, Maturing February 21, 2015	20,610,856
	5,533	Term Loan, 7.75%, Maturing February 21, 2015	5,578,145
Vertrue, Inc.
	5,447	Term Loan, 5.31%, Maturing August 16, 2014	4,902,423
Walter Industries, Inc.
	42,950	Term Loan, 4.00%, Maturing April 2, 2018	43,376,837

			$232,827,812

Containers and Glass Products — 2.6%

Berry Plastics Corp.
	25,056	Term Loan, 2.31%, Maturing April 3, 2015	$24,168,191
BWAY Corp.
	2,470	Term Loan, 4.50%, Maturing February 23, 2018	2,490,191
	27,822	Term Loan, 4.50%, Maturing February 23, 2018	28,074,112
Consolidated Container Co.
	15,235	Term Loan, 2.44%, Maturing March 28, 2014	14,905,329
Crown Americas, Inc.
EUR	1,699	Term Loan, 2.65%, Maturing November 15, 2012	2,507,161
Graham Packaging Holdings Co.
	18,858	Term Loan, 6.75%, Maturing April 5, 2014	19,061,004
	28,258	Term Loan, 6.00%, Maturing September 23, 2016	28,545,013
Graphic Packaging International, Inc.
	21,505	Term Loan, 2.29%, Maturing May 16, 2014	21,504,818
	10,073	Term Loan, 3.05%, Maturing May 16, 2014	10,103,679
Hilex Poly Co.
	4,875	Term Loan, 11.25%, Maturing November 16, 2015	4,875,000
JSG Acquisitions
EUR	2,964	Term Loan, 4.31%, Maturing December 1, 2014	4,417,401
EUR	2,580	Term Loan, 4.54%, Maturing December 31, 2014	3,844,013
Kranson Industries, Inc.
	1,591	Term Loan, 2.55%, Maturing July 31, 2013	1,560,314
OI European Group B.V.
EUR	11,939	Term Loan, 2.51%, Maturing June 14, 2013	17,461,677
Pelican Products, Inc.
	7,132	Term Loan, 5.00%, Maturing March 7, 2017	7,165,560

See Notes to Financial Statements.
22

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Containers and Glass Products (continued)

Reynolds Group Holdings, Inc.
	57,188	Term Loan, 4.25%, Maturing February 9, 2018	$57,580,699
Smurfit Kappa Acquisitions
EUR	45	Term Loan, 4.30%, Maturing November 21, 2013	67,754
EUR	45	Term Loan, 4.59%, Maturing November 21, 2013	67,766
EUR	97	Term Loan, 4.47%, Maturing December 31, 2014	145,280
EUR	97	Term Loan, 4.52%, Maturing December 31, 2014	145,267
Smurfit-Stone Container Corp.
	14,723	Term Loan, 6.75%, Maturing July 15, 2016	14,752,811

			$263,443,040

Cosmetics / Toiletries — 1.7%

Alliance Boots Holdings, Ltd.
GBP	32,000	Term Loan, 3.59%, Maturing July 5, 2015	$51,791,961
EUR	49,213	Term Loan, 4.20%, Maturing July 5, 2015	71,889,592
Bausch & Lomb, Inc.
	5,692	Term Loan, 3.46%, Maturing April 24, 2015	5,703,849
	25,104	Term Loan, 3.54%, Maturing April 24, 2015	25,157,095
Prestige Brands, Inc.
	18,067	Term Loan, 4.76%, Maturing March 24, 2016	18,221,783

			$172,764,280

Drugs — 1.1%

Axcan Pharma, Inc.
	20,374	Term Loan, 5.50%, Maturing February 10, 2017	$20,373,938
Graceway Pharmaceuticals, LLC
	11,587	Term Loan, 4.96%, Maturing May 3, 2012	7,010,178
Pharmaceutical Holdings Corp.
	282	Term Loan, 4.47%, Maturing January 30, 2012	280,213
Warner Chilcott Corp.
	24,000	Term Loan, 3.75%, Maturing March 17, 2016	24,106,872
	12,263	Term Loan, 4.25%, Maturing March 15, 2018	12,377,821
	24,526	Term Loan, 4.25%, Maturing March 15, 2018	24,755,643
WC Luxco S.A.R.L.
	16,861	Term Loan, 4.25%, Maturing March 15, 2018	17,019,504

			$105,924,169

Ecological Services and Equipment — 0.1%

BakerCorp.
	3,473	Term Loan, 4.80%, Maturing May 8, 2014	$3,461,813
Big Dumpster Merger Sub, Inc.
	1,614	Term Loan, 2.47%, Maturing February 5, 2013	1,368,881
Environmental Systems Products Holdings, Inc.
	273	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	253,231
Sensus Metering Systems, Inc.
	7,280	Term Loan, 7.00%, Maturing June 3, 2013	7,315,960
Synagro Technologies, Inc.
	990	Term Loan, 2.23%, Maturing April 2, 2014	937,757
Wastequip, Inc.
	679	Term Loan, 2.47%, Maturing February 5, 2013	576,371

			$13,914,013

Electronics / Electrical — 4.4%

Aspect Software, Inc.
	24,524	Term Loan, 6.25%, Maturing April 19, 2016	$24,739,082
Attachmate Corp.
	14,650	Term Loan, 6.50%, Maturing April 27, 2017	14,686,625
Bentley Systems, Inc.
	5,810	Term Loan, 5.75%, Maturing December 29, 2016	5,854,016
Christie/Aix, Inc.
	8,344	Term Loan, 5.25%, Maturing April 29, 2016	8,323,519
CPI International, Inc.
	10,499	Term Loan, 5.00%, Maturing February 9, 2017	10,603,674
Edwards (Cayman Island II), Ltd.
	7,481	Term Loan, 5.50%, Maturing May 31, 2016	7,506,185
	14,913	Term Loan, 5.50%, Maturing May 31, 2016	14,968,547
Fairchild Semiconductor Corp.
	10,626	Term Loan, 1.50%, Maturing June 26, 2013	10,605,614
FCI International S.A.S.
	552	Term Loan, 3.66%, Maturing November 1, 2013	548,746
	573	Term Loan, 3.66%, Maturing November 1, 2013	569,994
	2,436	Term Loan, 3.66%, Maturing November 1, 2013	2,422,920
	1,012	Term Loan, 3.68%, Maturing November 1, 2013	1,006,256
	2,000	Term Loan, Maturing November 1, 2013(7)	1,989,166
	552	Term Loan, 3.66%, Maturing October 31, 2014	548,746
	573	Term Loan, 3.66%, Maturing October 31, 2014	569,994
Freescale Semiconductor, Inc.
	39,523	Term Loan, 4.49%, Maturing December 1, 2016	39,591,194
Infor Enterprise Solutions Holdings
	1,281	Term Loan, 3.97%, Maturing July 28, 2012	1,269,275
	2,719	Term Loan, 3.97%, Maturing July 28, 2012	2,692,809
	18,313	Term Loan, 5.97%, Maturing July 28, 2015	17,946,843
	40,209	Term Loan, 5.97%, Maturing July 28, 2015	39,989,291
EUR	2,872	Term Loan, 6.15%, Maturing July 28, 2015	4,172,120
	550	Term Loan - Second Lien, 6.46%, Maturing March 2, 2014	503,250

See Notes to Financial Statements.
23

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Electronics / Electrical (continued)

	950	Term Loan - Second Lien, 6.46%, Maturing March 2, 2014	$873,704
Microsemi Corp.
	11,396	Term Loan, 4.00%, Maturing November 2, 2017	11,481,911
Network Solutions, LLC
	9,827	Term Loan, 2.47%, Maturing March 7, 2014	9,716,257
NXP B.V.
	40,450	Term Loan, 4.50%, Maturing March 7, 2017	40,930,344
Open Solutions, Inc.
	9,977	Term Loan, 2.40%, Maturing January 23, 2014	8,941,451
RBS Worldpay, Inc.
GBP	14,500	Term Loan, 6.76%, Maturing October 2, 2017	24,300,797
	3,500	Term Loan, 6.25%, Maturing October 15, 2017	3,515,313
Sensata Technologies B.V.
EUR	11,321	Term Loan, 3.36%, Maturing April 26, 2013	16,615,726
Sensata Technologies Finance Co.
	39,549	Term Loan, 2.02%, Maturing April 26, 2013	39,381,171
Shield Finance Co. S.A.R.L.
	6,929	Term Loan, 7.75%, Maturing June 15, 2016	6,998,006
Spansion, LLC
	5,515	Term Loan, 6.25%, Maturing January 8, 2015	5,560,809
Spectrum Brands, Inc.
	38,978	Term Loan, 5.01%, Maturing June 17, 2016	39,479,242
SS&C Technologies, Inc.
	2,636	Term Loan, 2.29%, Maturing November 23, 2012	2,649,101
VeriFone, Inc.
	1,799	Term Loan, 2.97%, Maturing October 31, 2013	1,776,020
Vertafore, Inc.
	18,723	Term Loan, 5.25%, Maturing July 29, 2016	18,857,657

			$442,185,375

Equipment Leasing — 0.7%

Hertz Corp.
	26,150	Term Loan, 3.75%, Maturing March 9, 2018	$26,095,530
	40,925	Term Loan, 3.75%, Maturing March 9, 2018	41,345,627

			$67,441,157

Farming / Agriculture — 0.2%

Earthbound Farm Holdings III, LLC
	6,284	Term Loan, 6.50%, Maturing December 21, 2016	$6,386,369
WM. Bolthouse Farms, Inc.
	12,778	Term Loan, 5.50%, Maturing February 11, 2016	12,887,474

			$19,273,843

Financial Intermediaries — 3.2%

Asset Acceptance Capital Corp.
	11,712	Term Loan, 3.81%, Maturing June 5, 2013	$11,653,584
Citco III, Ltd.
	2,088	Term Loan, 4.21%, Maturing May 25, 2013	2,087,938
	32,524	Term Loan, 4.46%, Maturing June 30, 2014	32,524,224
Fidelity National Information Services, Inc.
	17,462	Term Loan, 5.25%, Maturing July 18, 2016	17,615,045
First Data Corp.
	5,983	Term Loan, 2.96%, Maturing September 24, 2014	5,693,136
	8,474	Term Loan, 2.96%, Maturing September 24, 2014	8,063,061
	10,401	Term Loan, 2.96%, Maturing September 24, 2014	9,896,695
	15,843	Term Loan, 4.21%, Maturing March 23, 2018	15,055,996
Grosvenor Capital Management
	8,974	Term Loan, 4.25%, Maturing December 5, 2016	8,974,090
HarbourVest Partners, LLC
	10,284	Term Loan, 6.25%, Maturing December 14, 2016	10,373,749
Interactive Data Corp.
	35,223	Term Loan, 4.75%, Maturing February 12, 2018	35,505,830
Jupiter Asset Management Group
GBP	4,093	Term Loan, 4.57%, Maturing March 17, 2015	6,830,245
LPL Holdings, Inc.
	7,498	Term Loan, 2.03%, Maturing June 28, 2013	7,510,814
	23,603	Term Loan, 4.25%, Maturing June 25, 2015	23,759,913
	15,382	Term Loan, 5.25%, Maturing June 28, 2017	15,554,960
MSCI, Inc.
	32,545	Term Loan, 3.75%, Maturing March 14, 2017	32,901,021
Nuveen Investments, Inc.
	19,231	Term Loan, 3.29%, Maturing November 13, 2014	18,699,134
	19,707	Term Loan, 5.79%, Maturing May 12, 2017	19,803,950
RJO Holdings Corp. (RJ O’Brien)
	63	Term Loan, 6.24%, Maturing December 10, 2015(5)	51,598
	1,995	Term Loan, 6.24%, Maturing December 10, 2015(5)	1,655,718
Towergate Finance, PLC
GBP	10,250	Term Loan, 6.50%, Maturing August 4, 2017	16,778,664
Travelex America Holdings, Inc.
	423	Term Loan, 2.93%, Maturing October 31, 2013	422,418
	8,577	Term Loan, 2.93%, Maturing October 31, 2013	8,564,721
	423	Term Loan, 3.43%, Maturing October 31, 2014	422,418
	8,577	Term Loan, 3.43%, Maturing October 31, 2014	8,564,721

			$318,963,643

See Notes to Financial Statements.
24

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Products — 2.7%

Acosta, Inc.
	25,675	Term Loan, 4.75%, Maturing March 1, 2018	$25,888,950
American Seafoods Group, LLC
	8,198	Term Loan, 4.25%, Maturing March 8, 2018	8,218,284
Autobar BV
EUR	424	Term Loan, 6.21%, Maturing October 6, 2017	631,439
EUR	2,576	Term Loan, 6.21%, Maturing October 6, 2017	3,838,988
BL Marketing, Ltd.
GBP	3,500	Term Loan, 2.38%, Maturing December 31, 2013	5,652,568
GBP	2,500	Term Loan - Second Lien, 5.59%, Maturing June 30, 2015	3,987,960
Dean Foods Co.
	31,979	Term Loan, 1.81%, Maturing April 2, 2014	31,199,738
	9,076	Term Loan, 3.50%, Maturing April 2, 2014	8,990,192
Dole Food Company, Inc.
	11,323	Term Loan, 5.22%, Maturing March 2, 2017	11,446,114
	4,559	Term Loan, 5.50%, Maturing March 2, 2017	4,608,401
Farley’s & Sathers Candy Company, Inc.
	9,500	Term Loan, 6.50%, Maturing March 30, 2018	9,547,500
Liberator Midco, Ltd.
GBP	8,500	Term Loan, Maturing April 29, 2016(7)	14,197,973
EUR	2,000	Term Loan, 5.95%, Maturing April 30, 2016	2,984,517
Lion Polaris S.A.S.
EUR	5,000	Term Loan, 5.32%, Maturing September 14, 2016	7,464,382
EUR	5,269	Term Loan, 5.32%, Maturing September 14, 2017	7,860,396
Michael Foods Holdings, Inc.
	22,762	Term Loan, 4.25%, Maturing February 23, 2018	22,986,699
Picard
EUR	1,231	Term Loan, 5.32%, Maturing September 14, 2017	1,836,282
Pierre Foods, Inc.
	15,748	Term Loan, 7.00%, Maturing September 30, 2016	15,889,443
Pinnacle Foods Finance, LLC
	4,000	Revolving Loan, 0.83%, Maturing April 2, 2013(2)	3,720,000
	38,672	Term Loan, 2.74%, Maturing April 2, 2014	38,609,132
	5,744	Term Loan, 6.00%, Maturing April 2, 2014	5,820,347
United Biscuits
GBP	3,961	Term Loan, 2.88%, Maturing December 15, 2014	6,479,057
GBP	1,500	Term Loan - Second Lien, 4.63%, Maturing June 15, 2016	2,434,536
Windsor Quality Food Co., Ltd.
	21,384	Term Loan, 5.00%, Maturing February 16, 2017	21,462,330

			$265,755,228

Food Service — 5.0%

Aramark Corp.
	958	Term Loan, 2.18%, Maturing January 26, 2014	$943,138
	3,210	Term Loan, 2.12%, Maturing January 27, 2014	3,193,002
	25,506	Term Loan, 2.18%, Maturing January 27, 2014	25,368,301
	4,327	Term Loan, 3.49%, Maturing July 26, 2016	4,339,337
	45,564	Term Loan, 3.56%, Maturing July 26, 2016	45,694,049
Buffets, Inc.
	9,138	Term Loan, 12.00%, Maturing April 21, 2015(3)	8,303,851
	1,183	Term Loan, 7.56%, Maturing April 22, 2015(3)	898,823
Burger King Corp.
	68,162	Term Loan, 4.50%, Maturing October 19, 2016	68,210,150
EUR	9,975	Term Loan, 4.75%, Maturing October 19, 2016	14,876,047
CBRL Group, Inc.
	364	Term Loan, 1.82%, Maturing April 29, 2013	363,895
	3,577	Term Loan, 1.82%, Maturing April 29, 2013	3,576,209
	220	Term Loan, 2.82%, Maturing April 27, 2016	220,329
	2,285	Term Loan, 2.82%, Maturing April 27, 2016	2,289,021
Darling International, Inc.
	2,400	Term Loan, 5.00%, Maturing December 16, 2016	2,421,000
Del Monte Corp.
	86,600	Term Loan, 4.50%, Maturing March 8, 2018	87,080,110
Denny’s, Inc.
	12,385	Term Loan, 5.25%, Maturing February 24, 2017	12,504,825
DineEquity, Inc.
	20,667	Term Loan, 4.25%, Maturing October 19, 2017	20,939,840
Dunkin Brands, Inc.
	49,416	Term Loan, 4.25%, Maturing November 23, 2017	49,852,285
JRD Holdings, Inc.
	6,459	Term Loan, 2.47%, Maturing July 2, 2014	6,426,474
OSI Restaurant Partners, LLC
	5,937	Term Loan, 2.28%, Maturing June 14, 2013	5,834,029
	60,883	Term Loan, 2.50%, Maturing June 14, 2014	59,829,085
QCE Finance, LLC
	9,533	Term Loan, 4.96%, Maturing May 5, 2013	9,041,179
Sagittarius Restaurants, LLC
	8,700	Term Loan, 7.52%, Maturing May 18, 2015	8,754,847
Selecta
CHF	18,405	Term Loan, 2.45%, Maturing July 2, 2015	19,442,118

See Notes to Financial Statements.
25

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Service (continued)

SSP Financing, Ltd.
	5,115	Term Loan, 1.81%, Maturing December 17, 2016	$4,623,067
U.S. Foodservice, Inc.
	28,290	Term Loan, 2.71%, Maturing July 3, 2014	27,429,241
Wendy’s/Arby’s Restaurants, LLC
	8,306	Term Loan, 5.00%, Maturing May 24, 2017	8,375,650

			$500,829,902

Food / Drug Retailers — 3.2%

General Nutrition Centers, Inc.
	46,650	Term Loan, 4.25%, Maturing March 2, 2018	$46,868,369
NBTY, Inc.
	79,967	Term Loan, 4.25%, Maturing October 2, 2017	80,641,888
Pantry, Inc. (The)
	60	Term Loan, 1.97%, Maturing May 15, 2014	59,431
	6,539	Term Loan, 1.97%, Maturing May 15, 2014	6,457,201
Rite Aid Corp.
	68,514	Term Loan, 1.98%, Maturing June 4, 2014	66,137,929
	28,061	Term Loan, 4.50%, Maturing February 28, 2018	27,997,078
Roundy’s Supermarkets, Inc.
	42,080	Term Loan, 7.00%, Maturing November 3, 2013	42,264,341
	2,500	Term Loan - Second Lien, 10.00%, Maturing April 18, 2016	2,532,812
Supervalu, Inc.
	4,875	Term Loan, 1.59%, Maturing June 1, 2012	4,872,192
	2,839	Term Loan, 3.46%, Maturing October 5, 2015	2,846,435
	41,050	Term Loan, Maturing April 28, 2018(7)	40,844,750

			$321,522,426

Forest Products — 0.4%

Georgia-Pacific Corp.
	3,894	Term Loan, 2.31%, Maturing December 20, 2012	$3,900,110
	29,021	Term Loan, 2.31%, Maturing December 21, 2012	29,063,391
	10,360	Term Loan, 3.56%, Maturing December 23, 2014	10,420,851

			$43,384,352

Health Care — 11.9%

1-800-Contacts, Inc.
	7,657	Term Loan, 7.70%, Maturing March 4, 2015	$7,694,953
Alliance Healthcare Services
	11,777	Term Loan, 5.50%, Maturing June 1, 2016	11,836,236
AMR HoldCo, Inc.
	4,875	Term Loan, 3.22%, Maturing April 8, 2015	4,879,573
Ardent Medical Services, Inc.
	10,514	Term Loan, 6.50%, Maturing September 15, 2015	10,575,102
Ascend Learning
	13,317	Term Loan, 7.75%, Maturing December 6, 2016	13,338,824
Aveta Holdings, LLC
	6,710	Term Loan, 8.50%, Maturing April 14, 2015	6,765,958
	6,710	Term Loan, 8.50%, Maturing April 14, 2015	6,765,958
Biomet, Inc.
	65,043	Term Loan, 3.28%, Maturing March 25, 2015	65,055,712
EUR	2,870	Term Loan, 4.13%, Maturing March 25, 2015	4,256,104
Cardinal Health 409, Inc.
	15,321	Term Loan, 2.46%, Maturing April 10, 2014	14,959,120
Carestream Health, Inc.
	22,175	Term Loan, 5.00%, Maturing February 25, 2017	20,814,009
Carl Zeiss Vision Holding GmbH
EUR	7,534	Term Loan, 2.73%, Maturing October 24, 2014	10,033,721
EUR	837	Term Loan, 4.00%, Maturing September 30, 2019	993,453
Catalina Marketing Corp.
	7,973	Term Loan, 2.96%, Maturing October 1, 2014	7,932,867
CDRL MS, Inc.
	7,420	Term Loan, 6.75%, Maturing September 29, 2016	7,497,349
Community Health Systems, Inc.
	3,932	Term Loan, 2.56%, Maturing July 25, 2014	3,843,743
	89,784	Term Loan, 2.56%, Maturing July 25, 2014	87,763,544
	29,407	Term Loan, 3.81%, Maturing January 25, 2017	28,990,359
ConvaTec, Inc.
EUR	7,481	Term Loan, 5.75%, Maturing December 22, 2016	11,141,799
	17,843	Term Loan, 5.75%, Maturing December 22, 2016	17,934,810
CRC Health Corp.
	30,015	Term Loan, 4.81%, Maturing November 16, 2015	29,490,054
Dako EQT Project Delphi
EUR	3,099	Term Loan, 3.33%, Maturing May 31, 2016	4,468,922
	1,568	Term Loan, 2.43%, Maturing June 12, 2016	1,521,253
DaVita, Inc.
	26,957	Term Loan, 4.50%, Maturing October 20, 2016	27,243,645
DJO Finance, LLC
	16,301	Term Loan, 3.21%, Maturing May 20, 2014	16,260,401
Emdeon Business Services, LLC
	8,955	Term Loan, 4.50%, Maturing November 18, 2013	9,010,969
Fenwal, Inc.
	499	Term Loan, 2.56%, Maturing February 28, 2014	470,640
	2,909	Term Loan, 2.56%, Maturing February 28, 2014	2,745,202

See Notes to Financial Statements.
26

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

Fresenius SE
	935	Term Loan, 3.50%, Maturing September 10, 2014	$937,026
	1,910	Term Loan, 3.50%, Maturing September 10, 2014	1,918,919
Grifols SA
	31,100	Term Loan, Maturing November 23, 2016(7)	31,444,837
Hanger Orthopedic Group, Inc.
	20,060	Term Loan, 4.00%, Maturing December 1, 2016	20,177,057
Harvard Drug Group, LLC
	345	Term Loan, 6.50%, Maturing April 8, 2016	344,505
	2,505	Term Loan, 6.50%, Maturing April 8, 2016	2,505,495
HCA, Inc.
	44,850	Term Loan, 2.56%, Maturing November 18, 2013	44,837,411
	59,269	Term Loan, 3.56%, Maturing March 31, 2017	59,425,155
Health Management Associates, Inc.
	54,310	Term Loan, 2.06%, Maturing February 28, 2014	53,621,318
Iasis Healthcare, LLC
	248	Term Loan, 2.21%, Maturing March 14, 2014	248,477
	905	Term Loan, 2.21%, Maturing March 14, 2014	906,162
	2,616	Term Loan, 2.21%, Maturing March 14, 2014	2,617,947
	21,350	Term Loan, 5.00%, Maturing May 17, 2018	21,243,250
Ikaria Acquisition, Inc.
	2,993	Term Loan, 7.00%, Maturing May 16, 2016	2,951,353
IM U.S. Holdings, LLC
	11,626	Term Loan, 2.23%, Maturing June 26, 2014	11,506,360
IMS Health, Inc.
	13,192	Term Loan, 4.50%, Maturing August 25, 2017	13,286,465
EUR	1,980	Term Loan, 5.00%, Maturing August 25, 2017	2,932,139
inVentiv Health, Inc.
	9,417	Term Loan, 1.63%, Maturing August 4, 2016(2)	9,463,750
	4,697	Term Loan, 4.75%, Maturing August 4, 2016	4,722,981
	11,879	Term Loan, 4.75%, Maturing August 14, 2016	11,968,337
Kindred Healthcare, Inc.
	22,825	Term Loan, Maturing April 9, 2018(7)	22,789,347
Lifepoint Hospitals, Inc.
	15,498	Term Loan, 3.07%, Maturing April 15, 2015	15,548,630
MedAssets, Inc.
	26,061	Term Loan, 5.25%, Maturing November 16, 2016	26,332,613
MultiPlan, Inc.
	55,792	Term Loan, 4.75%, Maturing August 26, 2017	56,154,397
Mylan, Inc.
	4,394	Term Loan, 3.56%, Maturing October 2, 2014	4,419,498
Nyco Holdings
	10,759	Term Loan, 3.46%, Maturing December 29, 2013	10,622,910
	16,369	Term Loan, 4.21%, Maturing December 29, 2014	16,309,018
EUR	8,891	Term Loan, 5.20%, Maturing December 29, 2014	13,166,722
EUR	8,889	Term Loan, 5.70%, Maturing December 29, 2015	13,163,149
	16,398	Term Loan - Second Lien, 4.71%, Maturing December 29, 2015	16,337,498
Physiotherapy Associates, Inc.
	6,061	Term Loan, 7.50%, Maturing June 27, 2013	6,069,028
Prime Healthcare Services, Inc.
	29,810	Term Loan, 7.25%, Maturing April 22, 2015	29,288,451
RadNet Management, Inc.
	15,121	Term Loan, 5.75%, Maturing April 1, 2016	15,143,755
ReAble Therapeutics Finance, LLC
	8,732	Term Loan, 2.22%, Maturing November 18, 2013	8,729,043
RehabCare Group, Inc.
	3,979	Term Loan, 6.00%, Maturing November 24, 2015	4,005,975
Renal Advantage Holdings, Inc.
	9,651	Term Loan, 5.75%, Maturing December 16, 2016	9,768,437
Res-Care, Inc.
	14,007	Term Loan, 7.25%, Maturing December 22, 2016	14,024,196
Select Medical Holdings Corp.
	18,017	Term Loan, 4.06%, Maturing August 22, 2014	18,069,592
	1,001	Term Loan, 4.08%, Maturing August 22, 2014	1,004,741
Skillsoft Corp.
	3,914	Term Loan, 6.50%, Maturing May 26, 2017	3,982,032
Sunquest Information Systems, Inc.
	12,925	Term Loan, 6.25%, Maturing December 16, 2016	13,070,406
Sunrise Medical Holdings, Inc.
EUR	2,176	Term Loan, 6.75%, Maturing May 13, 2014	2,981,933
TriZetto Group, Inc. (The)
	14,946	Term Loan, 5.75%, Maturing August 4, 2015	15,007,867
	4,975	Term Loan, 6.50%, Maturing August 4, 2015	5,024,750
	20,550	Term Loan, Maturing May 2, 2018(7)	20,467,245
Universal Health Services, Inc.
	22,767	Term Loan, 4.00%, Maturing November 15, 2016	22,920,361
Vanguard Health Holding Co., LLC
	25,393	Term Loan, 5.00%, Maturing January 29, 2016	25,520,443
VWR Funding, Inc.
	51,559	Term Loan, 2.71%, Maturing June 30, 2014	50,796,370

			$1,192,061,631

See Notes to Financial Statements.
27

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Home Furnishings — 0.4%

Dometic Corp.
	914	Term Loan, 0.99%, Maturing September 5, 2013	$916,575
	2,057	Term Loan, 0.99%, Maturing September 5, 2013	2,062,293
	1,085	Term Loan, 3.46%, Maturing September 5, 2013(3)	1,087,883
Hunter Fan Co.
	3,081	Term Loan, 2.72%, Maturing April 16, 2014	2,973,042
National Bedding Co., LLC
	26,593	Term Loan, 3.81%, Maturing November 28, 2013	26,659,434
	4,500	Term Loan - Second Lien, 5.31%, Maturing February 28, 2014	4,443,750
Oreck Corp.
	797	Term Loan - Second Lien, 3.81%, Maturing March 19, 2016(5)	718,520
Sanitec Europe OY
EUR	3,464	Term Loan, 2.50%, Maturing June 24, 2016	4,541,195

			$43,402,692

Industrial Equipment — 2.2%

Alliance Laundry Systems, LLC
	1,923	Term Loan, 6.25%, Maturing September 30, 2016	$1,946,040
Brand Energy and Infrastructure Services, Inc.
	18,961	Term Loan, 2.56%, Maturing February 7, 2014	18,534,347
Brock Holdings III, Inc.
	14,100	Term Loan, 6.00%, Maturing March 16, 2017	14,152,875
Bucyrus International, Inc.
	10,530	Term Loan, 4.25%, Maturing February 19, 2016	10,600,649
EPD Holdings, (Goodyear Engineering Products)
	3,876	Term Loan, 2.72%, Maturing July 31, 2014	3,658,481
	23,560	Term Loan, 2.72%, Maturing July 31, 2014	22,240,971
	2,000	Term Loan - Second Lien, 5.96%, Maturing July 13, 2015	1,754,166
Excelitas Technologies Corp.
	5,970	Term Loan, 5.50%, Maturing November 23, 2016	5,999,850
	7,000	Term Loan, 0.50%, Maturing February 16, 2017(2)	7,035,000
Generac Acquisition Corp.
	10,205	Term Loan, 2.80%, Maturing November 11, 2013	10,178,917
Gleason Corp.
	7,589	Term Loan, 2.01%, Maturing June 30, 2013	7,551,202
Itron, Inc.
	506	Term Loan, 3.72%, Maturing April 18, 2014	509,294
Jason, Inc.
	417	Term Loan, 8.25%, Maturing September 21, 2014	417,508
	1,056	Term Loan, 8.25%, Maturing September 21, 2014	1,058,159
JMC Steel Group, Inc.
	20,825	Term Loan, 4.75%, Maturing April 3, 2017	20,920,274
Kinetek Acquisition Corp.
	303	Term Loan, 3.16%, Maturing November 11, 2013	294,064
	2,989	Term Loan, 3.16%, Maturing November 11, 2013	2,899,364
KION Group GmbH
	11,698	Term Loan, 3.71%, Maturing December 23, 2014(3)	11,429,393
EUR	449	Term Loan, 4.90%, Maturing December 23, 2014(3)	654,030
EUR	589	Term Loan, 4.65%, Maturing December 29, 2014(3)	858,650
	11,698	Term Loan, 3.96%, Maturing December 23, 2015(3)	11,429,392
EUR	570	Term Loan, 4.95%, Maturing December 29, 2015(3)	831,851
EUR	422	Term Loan, 5.15%, Maturing December 29, 2015(3)	615,385
Pinafore, LLC
	33,334	Term Loan, 4.25%, Maturing September 29, 2016	33,692,428
Polypore, Inc.
	2,000	Revolving Loan, 0.54%, Maturing July 3, 2013(2)	1,820,000
	22,502	Term Loan, 2.22%, Maturing July 3, 2014	22,304,637
EUR	1,073	Term Loan, 3.15%, Maturing July 3, 2014	1,565,001
Sequa Corp.
	1,989	Term Loan, 3.50%, Maturing December 3, 2014	1,976,203

			$216,928,131

Insurance — 1.3%

Alliant Holdings I, Inc.
	23,282	Term Loan, 3.31%, Maturing August 21, 2014	$23,165,415
	3,898	Term Loan, 6.75%, Maturing August 21, 2014	3,946,549
AmWINS Group, Inc.
	12,518	Term Loan, 2.82%, Maturing June 8, 2013	12,431,698
Applied Systems, Inc.
	13,292	Term Loan, 5.50%, Maturing December 8, 2016	13,385,832
CCC Information Services Group, Inc.
	12,700	Term Loan, 5.50%, Maturing November 11, 2015	12,786,933

See Notes to Financial Statements.
28

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Insurance (continued)

Conseco, Inc.
	15,968	Term Loan, 7.50%, Maturing September 30, 2016	$16,128,017
Crump Group, Inc.
	4,285	Term Loan, 3.22%, Maturing August 1, 2014	4,252,702
HUB International Holdings, Inc.
	2,774	Term Loan, 2.81%, Maturing June 13, 2014	2,755,445
	16,646	Term Loan, 2.81%, Maturing June 13, 2014	16,535,943
	3,472	Term Loan, 6.75%, Maturing June 13, 2014	3,482,975
U.S.I. Holdings Corp.
	19,897	Term Loan, 2.72%, Maturing May 5, 2014	19,697,754
	1,970	Term Loan, 7.00%, Maturing May 5, 2014	1,969,178

			$130,538,441

Leisure Goods / Activities / Movies — 3.9%

Alpha D2, Ltd.
	3,000	Term Loan, Maturing December 31, 2012(7)	$2,973,126
	11,808	Term Loan, 2.71%, Maturing December 31, 2013	11,529,963
	20,192	Term Loan, 2.71%, Maturing December 31, 2013	19,716,693
	5,000	Term Loan - Second Lien, 3.96%, Maturing June 30, 2014	4,855,000
AMC Entertainment, Inc.
	27,033	Term Loan, 3.46%, Maturing December 16, 2016	27,083,375
AMF Bowling Worldwide, Inc.
	2,697	Term Loan, 2.71%, Maturing June 8, 2013	2,433,840
Bombardier Recreational Products
	36,337	Term Loan, 2.79%, Maturing June 28, 2013	36,104,366
Carmike Cinemas, Inc.
	14,306	Term Loan, 5.50%, Maturing January 27, 2016	14,414,801
Cedar Fair, LP
	28,200	Term Loan, 4.00%, Maturing December 15, 2017	28,502,387
Cinemark, Inc.
	28,697	Term Loan, 3.52%, Maturing April 29, 2016	28,905,535
ClubCorp Club Operations, Inc.
	7,332	Term Loan, 6.00%, Maturing November 9, 2016	7,414,106
Deluxe Entertainment Services, Group, Inc.
	271	Term Loan, 6.25%, Maturing May 11, 2013	270,755
	4,179	Term Loan, 6.25%, Maturing May 11, 2013	4,168,430
Dh P Bidco, Ltd.
GBP	6,500	Term Loan, 6.08%, Maturing December 8, 2017	10,907,032
Fender Musical Instruments Corp.
	3,926	Term Loan, 2.47%, Maturing June 9, 2014	3,808,258
	1,126	Term Loan, 2.49%, Maturing June 9, 2014	1,092,260
Merlin Entertainment Group
	16,398	Term Loan, 5.21%, Maturing July 22, 2015	16,350,632
GBP	9,332	Term Loan, 5.62%, Maturing July 22, 2015	15,503,650
Miramax Film NY, LLC
	8,184	Term Loan, 7.75%, Maturing May 20, 2016	8,286,534
National CineMedia, LLC
	14,750	Term Loan, 1.81%, Maturing February 13, 2015	14,565,625
Odeon
GBP	624	Term Loan, 4.06%, Maturing April 2, 2015	1,034,597
GBP	624	Term Loan, 4.93%, Maturing April 2, 2016	1,034,597
Regal Cinemas Corp.
	22,199	Term Loan, 3.56%, Maturing August 23, 2017	22,282,534
Revolution Studios Distribution Co., LLC
	5,381	Term Loan, 3.97%, Maturing December 21, 2014	4,008,559
SeaWorld Parks & Entertainment, Inc.
	6,316	Term Loan, 2.96%, Maturing February 17, 2016	6,307,617
	25,437	Term Loan, 4.00%, Maturing August 17, 2017	25,659,293
Six Flags Theme Parks, Inc.
	27,944	Term Loan, 5.25%, Maturing June 30, 2016	28,217,129
Sram, LLC
	4,331	Term Loan, 5.01%, Maturing April 30, 2015	4,341,380
Universal City Development Partners, Ltd.
	19,384	Term Loan, 5.50%, Maturing November 6, 2014	19,590,065
Vue Entertainment Investment
EUR	1,000	Term Loan, 6.26%, Maturing December 9, 2017	1,489,790
Zuffa, LLC
	4,000	Revolving Loan, 1.76%, Maturing June 19, 2012(2)	3,908,400
	10,921	Term Loan, 2.25%, Maturing June 19, 2015	10,753,101

			$387,513,430

Lodging and Casinos — 2.5%

Ameristar Casinos, Inc.
	15,200	Term Loan, 4.00%, Maturing April 13, 2018	$15,358,779
Choctaw Resort Development Enterprise
	2,237	Term Loan, 8.25%, Maturing November 4, 2011	2,228,843
Full Moon Holdco 3, Ltd.
GBP	1,500	Term Loan, 4.56%, Maturing September 5, 2014	2,337,968
GBP	1,500	Term Loan, 5.14%, Maturing September 4, 2015	2,337,968
Gala Electric Casinos, Ltd.
EUR	2,698	Revolving Loan, 4.96%, Maturing September 28, 2012	3,865,695
GBP	6,117	Revolving Loan, 4.19%, Maturing October 26, 2012(2)	9,884,848
GBP	10,564	Term Loan, 4.74%, Maturing October 25, 2013	16,829,403

See Notes to Financial Statements.
29

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Lodging and Casinos (continued)

GBP	13,749	Term Loan, 5.38%, Maturing October 27, 2014	$21,902,877
GBP	1,178	Term Loan - Second Lien, 7.00%, Maturing April 27, 2015	1,793,863
Harrah’s Operating Co.
	16,051	Term Loan, 3.25%, Maturing January 28, 2015	15,074,161
	25,721	Term Loan, 3.27%, Maturing January 28, 2015	24,168,665
	19,500	Term Loan, 3.27%, Maturing January 28, 2015	18,323,175
	9,875	Term Loan, 9.50%, Maturing October 31, 2016	10,490,341
Herbst Gaming, Inc.
	3,607	Term Loan, 10.00%, Maturing December 31, 2015	3,759,347
Isle of Capri Casinos, Inc.
	11,525	Term Loan, 4.75%, Maturing November 1, 2013	11,621,038
Las Vegas Sands, LLC
	1,352	Term Loan, 2.00%, Maturing May 23, 2014	1,332,971
	6,590	Term Loan, 2.00%, Maturing May 23, 2014	6,497,525
	4,919	Term Loan, 3.00%, Maturing November 23, 2016	4,847,370
	9,636	Term Loan, 3.00%, Maturing November 23, 2016	9,489,090
LodgeNet Entertainment Corp.
	8,692	Term Loan, 6.50%, Maturing April 4, 2014	8,351,994
Penn National Gaming, Inc.
	32,983	Term Loan, 2.00%, Maturing October 3, 2012	32,981,103
Scandic Hotels
EUR	1,725	Term Loan, 3.39%, Maturing April 25, 2015	2,381,926
EUR	1,725	Term Loan, 3.76%, Maturing June 30, 2016	2,381,926
VML US Finance, LLC
	6,945	Term Loan, 4.72%, Maturing May 25, 2012	6,962,033
	7,137	Term Loan, 4.72%, Maturing May 27, 2013	7,154,225
	9,036	Term Loan, 4.72%, Maturing May 27, 2013	9,056,169

			$251,413,303

Nonferrous Metals / Minerals — 0.9%

Euramax International, Inc.
GBP	2	Term Loan, 14.00%, Maturing June 29, 2013(3)	$3,980
Fairmount Minerals, Ltd.
	36,375	Term Loan, 5.25%, Maturing March 1, 2017	36,619,404
Noranda Aluminum Acquisition
	4,080	Term Loan, 1.96%, Maturing May 18, 2014	4,051,539
Novelis, Inc.
	32,214	Term Loan, 4.00%, Maturing March 10, 2017	32,586,743
Oxbow Carbon and Mineral Holdings
	20,881	Term Loan, 3.80%, Maturing May 8, 2016	21,072,666

			$94,334,332

Oil and Gas — 1.7%

Big West Oil, LLC
	10,358	Term Loan, 7.00%, Maturing March 31, 2016	$10,513,263
CITGO Petroleum Corp.
	2,777	Term Loan, 8.00%, Maturing June 24, 2015	2,852,964
	23,089	Term Loan, 9.00%, Maturing June 23, 2017	24,306,009
Crestwood Holdings, LLC
	4,109	Term Loan, 10.50%, Maturing September 30, 2016	4,224,459
Dynegy Holdings, Inc.
	3,265	Term Loan, 4.03%, Maturing April 2, 2013	3,260,046
	57,078	Term Loan, 4.03%, Maturing April 2, 2013	56,993,102
MEG Energy Corp.
	15,050	Term Loan, 4.00%, Maturing March 16, 2018	15,208,341
Obsidian Natural Gas Trust
	31,986	Term Loan, 7.00%, Maturing November 2, 2015	32,945,521
SemGroup Corp.
	3,860	Term Loan, 5.67%, Maturing November 30, 2012	3,888,910
Sheridan Production Partners I, LLC
	772	Term Loan, 6.50%, Maturing April 20, 2017	777,677
	1,263	Term Loan, 6.50%, Maturing April 20, 2017	1,273,198
	9,534	Term Loan, 6.50%, Maturing April 20, 2017	9,608,450

			$165,851,940

Publishing — 3.8%

Aster Zweite Beteiligungs GmbH
	1,058	Term Loan, 4.71%, Maturing September 27, 2013	$1,055,896
	14,359	Term Loan, 4.71%, Maturing September 27, 2013	14,331,935
	234	Term Loan, Maturing September 27, 2013(7)	234,039
	414	Term Loan, Maturing September 27, 2013(7)	415,117
	2,740	Term Loan, 4.71%, Maturing December 31, 2014	2,734,644
EUR	708	Term Loan, 5.78%, Maturing December 31, 2014	1,053,329
EUR	792	Term Loan, 5.78%, Maturing December 31, 2014	1,176,728
Black Press US Partnership
	1,105	Term Loan, 2.31%, Maturing August 2, 2013	1,060,523
	1,820	Term Loan, 2.31%, Maturing August 2, 2013	1,746,743
Cengage Learning, Inc.
	24,192	Term Loan, 2.46%, Maturing July 3, 2014	23,331,489
GateHouse Media Operating, Inc.
	4,859	Term Loan, 2.22%, Maturing August 28, 2014	2,138,148
	15,484	Term Loan, 2.22%, Maturing August 28, 2014	6,812,768
	9,242	Term Loan, 2.47%, Maturing August 28, 2014	4,066,621
Getty Images, Inc.
	45,277	Term Loan, 5.25%, Maturing November 7, 2016	45,836,393

See Notes to Financial Statements.
30

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Publishing (continued)

Hanley-Wood, LLC
	7,256	Term Loan, 2.62%, Maturing March 8, 2014(5)	$4,644,000
IWCO Direct, Inc.
	1,657	Term Loan, 3.59%, Maturing August 5, 2014	1,435,506
	15,897	Term Loan, 3.59%, Maturing August 7, 2014	13,771,108
Lamar Media Corp.
	4,872	Term Loan, 3.00%, Maturing April 27, 2015	4,871,795
	5,326	Term Loan, 4.00%, Maturing December 30, 2016	5,357,291
Laureate Education, Inc.
	4,278	Term Loan, 3.52%, Maturing August 17, 2014	4,254,075
	28,712	Term Loan, 3.52%, Maturing August 17, 2014	28,550,523
	6,446	Term Loan, 7.00%, Maturing August 31, 2014	6,482,399
MediaNews Group, Inc.
	1,724	Term Loan, 8.50%, Maturing March 19, 2014	1,733,099
Merrill Communications, LLC
	11,854	Term Loan, 7.50%, Maturing December 24, 2012	11,854,240
Nelson Education, Ltd.
	284	Term Loan, 2.81%, Maturing July 5, 2014	260,985
Newspaper Holdings, Inc.
	18,203	Term Loan, 1.81%, Maturing July 24, 2014	15,563,946
Nielsen Finance, LLC
	39,226	Term Loan, 2.23%, Maturing August 9, 2013	39,141,765
	47,798	Term Loan, 3.73%, Maturing May 2, 2016	47,887,760
	9,786	Term Loan, 3.98%, Maturing May 2, 2016	9,840,182
SGS International, Inc.
	1,891	Term Loan, 3.96%, Maturing September 30, 2013	1,890,657
	935	Term Loan, 3.96%, Maturing September 30, 2013	935,472
Source Interlink Companies, Inc.
	1,779	Term Loan, 10.75%, Maturing June 18, 2012	1,778,854
	4,043	Term Loan, 10.75%, Maturing June 18, 2013	3,961,970
	1,494	Term Loan, 15.00%, Maturing March 18, 2014(3)	1,232,214
Springer Science+Business Media S.A.
EUR	6,265	Term Loan, 6.75%, Maturing June 30, 2015	9,371,880
	9,000	Term Loan, 6.75%, Maturing June 17, 2016	9,105,003
Star Tribune Co. (The)
	947	Term Loan, 8.00%, Maturing September 28, 2014	941,936
	841	Term Loan, 8.00%, Maturing September 29, 2014	837,276
Trader Media Corp.
GBP	11,879	Term Loan, 2.63%, Maturing March 23, 2015	19,127,411
Xsys, Inc.
EUR	2,750	Term Loan, 5.78%, Maturing September 27, 2013	4,088,437
EUR	2,690	Term Loan, 5.78%, Maturing September 27, 2014	3,998,839
	8,015	Term Loan, 2.71%, Maturing December 31, 2014	7,999,518
	10,823	Term Loan, 4.71%, Maturing December 31, 2014	10,802,646
EUR	1,000	Term Loan - Second Lien, 5.55%, Maturing September 27, 2015	1,491,025

			$379,206,185

Radio and Television — 2.6%

Block Communications, Inc.
	9,290	Term Loan, 2.21%, Maturing December 22, 2011	$9,197,359
Citadel Broadcasting Corp.
	4,950	Term Loan, 4.25%, Maturing December 30, 2016	4,957,405
CMP Susquehanna Corp.
	3,815	Revolving Loan, 0.50%, Maturing May 5, 2012(2)	3,681,237
	11,069	Term Loan, 2.25%, Maturing May 5, 2013	10,930,158
Cumulus Media, Inc.
	26,590	Term Loan, 3.46%, Maturing June 11, 2014	26,438,550
Entercom Communications Corp.
	3,000	Revolving Loan, 0.93%, Maturing June 30, 2012(2)	2,932,500
	12,445	Term Loan, 1.43%, Maturing June 30, 2012	12,294,985
Gray Television, Inc.
	2,597	Term Loan, 3.75%, Maturing December 31, 2014	2,584,870
HIT Entertainment, Inc.
	1,431	Term Loan, 5.56%, Maturing June 1, 2012	1,418,617
Hubbard Radio, LLC
	5,500	Term Loan, 5.25%, Maturing April 12, 2017	5,568,750
Live Nation Worldwide, Inc.
	35,471	Term Loan, 4.50%, Maturing November 7, 2016	35,681,758
Local TV Finance, LLC
	6,825	Term Loan, 2.37%, Maturing May 7, 2013	6,692,414
Mission Broadcasting, Inc.
	3,784	Term Loan, 5.00%, Maturing September 30, 2016	3,793,117
	5,000	Term Loan, Maturing September 30, 2016(7)	5,037,500
New Young Broadcasting Holding Co., Inc.
	2,053	Term Loan, 8.00%, Maturing June 30, 2015	2,075,131
Nexstar Broadcasting, Inc.
	5,918	Term Loan, 5.00%, Maturing September 30, 2016	5,932,824

See Notes to Financial Statements.
31

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Radio and Television (continued)

Radio One, Inc.
	7,000	Term Loan, 7.50%, Maturing March 23, 2016	$7,137,081
Raycom TV Broadcasting, LLC
	9,060	Term Loan, 1.75%, Maturing June 25, 2014	8,901,337
Serpering Investments B.V.
EUR	2,000	Term Loan, Maturing September 30, 2017(7)	2,977,112
Tyrol Acquisition 2 SAS
EUR	7,800	Term Loan, 3.20%, Maturing January 30, 2015	10,501,166
EUR	7,800	Term Loan, 3.45%, Maturing January 29, 2016	10,501,166
Univision Communications, Inc.
	20,877	Term Loan, 2.21%, Maturing September 29, 2014	20,479,036
	41,701	Term Loan, 4.46%, Maturing March 31, 2017	40,859,379
Weather Channel
	16,010	Term Loan, 4.25%, Maturing February 13, 2017	16,194,997

			$256,768,449

Rail Industries — 0.1%

Kansas City Southern Railway Co.
	7,714	Term Loan, 2.04%, Maturing April 26, 2013	$7,718,681
	1,925	Term Loan, 1.76%, Maturing April 28, 2013	1,922,594

			$9,641,275

Retailers (Except Food and Drug) — 3.8%

Amscan Holdings, Inc.
	12,860	Term Loan, 6.75%, Maturing December 4, 2017	$12,992,130
Dollar General Corp.
	10,000	Term Loan, 2.97%, Maturing July 7, 2014	10,008,750
	2,500	Term Loan, 2.99%, Maturing July 7, 2014	2,502,338
FTD, Inc.
	6,223	Term Loan, 6.75%, Maturing August 26, 2014	6,261,596
Harbor Freight Tools USA, Inc.
	26,708	Term Loan, 6.50%, Maturing December 22, 2017	27,375,764
J Crew Operating Corp.
	39,621	Term Loan, 4.75%, Maturing March 7, 2018	39,599,857
Jo-Ann Stores, Inc.
	22,150	Term Loan, 4.75%, Maturing March 22, 2018	22,177,687
KKR My Best Friend UK Holdco.
GBP	2,000	Term Loan, 5.63%, Maturing January 24, 2017	3,369,096
Michaels Stores, Inc.
	31,592	Term Loan, 2.58%, Maturing October 31, 2013	31,363,190
	4,629	Term Loan, 4.83%, Maturing July 31, 2016	4,661,703
Neiman Marcus Group, Inc.
	35,178	Term Loan, 4.31%, Maturing April 6, 2016	35,292,477
Orbitz Worldwide, Inc.
	19,959	Term Loan, 3.25%, Maturing July 25, 2014	19,010,863
Pep Boys-Manny, Moe, & Jack (The)
	2,342	Term Loan, 2.31%, Maturing October 28, 2013	2,341,314
PETCO Animal Supplies, Inc.
	30,467	Term Loan, 4.50%, Maturing November 24, 2017	30,775,091
Phillips-Van Heusen Corp.
EUR	6,009	Term Loan, 3.92%, Maturing February 26, 2016	8,923,115
	5,072	Term Loan, 3.50%, Maturing May 6, 2016	5,145,238
Pilot Travel Centers, LLC
	32,675	Term Loan, 4.25%, Maturing March 30, 2018	32,940,484
Rent-A-Center, Inc.
	20	Term Loan, 1.97%, Maturing June 30, 2012	20,299
	7,255	Term Loan, 3.31%, Maturing March 31, 2015	7,273,052
Savers, Inc.
	20,587	Term Loan, 4.25%, Maturing March 3, 2017	20,746,125
Visant Holding Corp.
	16,963	Term Loan, 5.25%, Maturing December 31, 2016	17,066,311
Vivarte
EUR	87	Term Loan, 2.91%, Maturing March 9, 2015	123,456
EUR	337	Term Loan, 2.91%, Maturing March 9, 2015	480,058
EUR	8,886	Term Loan, 3.04%, Maturing March 9, 2015	12,676,635
EUR	8,886	Term Loan, 3.54%, Maturing March 8, 2016	12,676,635
EUR	87	Term Loan, 3.54%, Maturing May 29, 2016	123,443
EUR	337	Term Loan, 3.54%, Maturing May 29, 2016	480,058
EUR	13	Term Loan - Second Lien, 4.54%, Maturing September 8, 2016	17,832
EUR	88	Term Loan - Second Lien, 4.54%, Maturing September 8, 2016	117,073
EUR	900	Term Loan - Second Lien, 4.54%, Maturing September 8, 2016	1,204,175
Yankee Candle Company, Inc. (The)
	12,708	Term Loan, 2.22%, Maturing February 6, 2014	12,687,963

			$380,433,808

Steel — 0.0%(8)

Niagara Corp.
	3,494	Term Loan, 10.50%, Maturing June 29, 2014(5)	$3,319,675

			$3,319,675

Surface Transport — 0.4%

Rural/Metro Operating Company, LLC
	5,985	Term Loan, 6.00%, Maturing November 24, 2016	$6,029,888

See Notes to Financial Statements.
32

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Surface Transport (continued)

Swift Transportation Co., Inc.
	31,843	Term Loan, 6.00%, Maturing December 21, 2016	$32,247,709

			$38,277,597

Telecommunications — 4.1%

Alaska Communications Systems Holdings, Inc.
	14,189	Term Loan, 5.50%, Maturing October 21, 2016	$14,276,348
Asurion Corp.
	40,594	Term Loan, 3.25%, Maturing July 3, 2014	40,486,595
	18,395	Term Loan, 6.75%, Maturing March 31, 2015	18,705,916
BCM Luxembourg, Ltd.
EUR	5,451	Term Loan, 3.08%, Maturing September 30, 2014	7,412,662
EUR	5,451	Term Loan, 3.33%, Maturing September 30, 2015	7,413,288
Cellular South, Inc.
	2,929	Term Loan, 1.82%, Maturing May 29, 2014	2,914,433
	6,679	Term Loan, 1.98%, Maturing May 29, 2014	6,645,142
CommScope, Inc.
	34,650	Term Loan, 5.00%, Maturing January 14, 2018	35,047,020
Intelsat Jackson Holdings SA
	108,850	Term Loan, 5.25%, Maturing April 2, 2018	110,066,072
IPC Systems, Inc.
	4,311	Term Loan, 2.52%, Maturing May 31, 2014	4,256,868
GBP	325	Term Loan, 3.07%, Maturing May 31, 2014	536,410
Macquarie UK Broadcast Ventures, Ltd.
GBP	14,352	Term Loan, 2.88%, Maturing December 1, 2014	22,265,175
MetroPCS
	2,614	Term Loan, 4.07%, Maturing November 4, 2013	2,620,809
MetroPCS Wireless
	24,539	Term Loan, 4.00%, Maturing March 15, 2018	24,626,691
NTelos, Inc.
	7,647	Term Loan, 4.00%, Maturing August 7, 2015	7,686,275
Syniverse Technologies, Inc.
	30,274	Term Loan, 5.25%, Maturing December 21, 2017	30,621,006
Telesat Canada, Inc.
	4,701	Term Loan, 3.22%, Maturing October 31, 2014	4,703,909
	54,731	Term Loan, 3.22%, Maturing October 31, 2014	54,765,160
TowerCo Finance, LLC
	9,100	Term Loan, 5.25%, Maturing February 2, 2017	9,172,045
Windstream Corp.
	4,225	Term Loan, 3.02%, Maturing December 17, 2015	4,246,831

			$408,468,655

Utilities — 1.2%

BRSP, LLC
	10,850	Term Loan, 7.50%, Maturing June 4, 2014	$10,945,359
Calpine Corp.
	32,725	Term Loan, 4.50%, Maturing April 2, 2018	33,070,347
Covanta Energy Corp.
	887	Term Loan, 1.70%, Maturing February 10, 2014	881,229
	764	Term Loan, 1.81%, Maturing February 10, 2014	759,605
EquiPower Resources Holdings, LLC
	5,325	Term Loan, 5.75%, Maturing January 26, 2018	5,378,250
NRG Energy, Inc.
	8	Term Loan, 2.06%, Maturing February 1, 2013	7,945
	2,052	Term Loan, 2.06%, Maturing February 1, 2013	2,050,734
	14,311	Term Loan, 3.50%, Maturing August 31, 2015	14,444,230
	25,271	Term Loan, 3.56%, Maturing August 31, 2015	25,462,069
TXU Texas Competitive Electric Holdings Co., LLC
	36,113	Term Loan, 4.74%, Maturing October 10, 2017	28,998,415

			$121,998,183

Total Senior Floating-Rate Interests
(identified cost $9,394,154,784)			$9,535,567,713

Corporate Bonds & Notes — 2.3%

Principal
Amount*
(000’s omitted)		Security	Value

Aerospace and Defense — 0.1%

International Lease Finance Corp., Sr. Notes
	2,325	6.50%, 9/1/14(9)	$2,476,125
	2,325	6.75%, 9/1/16(9)	2,487,750
	2,325	7.125%, 9/1/18(9)	2,511,000

			$7,474,875

Broadcast Radio and Television — 0.0%(8)

Entravision Communications, Sr. Notes
	3,000	8.75%, 8/1/17	$3,232,500

			$3,232,500

Building and Development — 0.4%

AMO Escrow Corp., Sr. Notes
	15,340	11.50%, 12/15/17(9)	$16,643,900
Calcipar SA, Sr. Notes
	4,000	6.875%, 5/1/18(9)	4,120,000

See Notes to Financial Statements.
33

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Security	Value

Building and Development (continued)

Grohe Holding GmbH, Variable Rate
EUR	12,597	4.202%, 1/15/14(10)	$18,658,048

			$39,421,948

Cable and Satellite Television — 0.2%

Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, Sr. Notes
	1,000	7.50%, 3/15/19(9)	$1,030,000
Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, Sr. Notes, Variable Rate
EUR	5,000	5.469%, 3/15/18(9)	7,535,351
Virgin Media Finance PLC, Sr. Notes
	14,000	6.50%, 1/15/18	15,400,000

			$23,965,351

Chemicals and Plastics — 0.1%

Polymer Group, Inc., Sr. Notes
	5,000	7.75%, 2/1/19(9)	$5,225,000
Rhodia SA, Sr. Notes, Variable Rate
EUR	856	4.077%, 10/15/13(10)	1,275,900
Wellman Holdings, Inc., Sr. Sub. Notes
	1,131	5.00%, 1/29/19(3)(5)	0

			$6,500,900

Diversified Manufacturing Operations — 0.1%

Matalan Finance, Ltd., Sr. Notes
GBP	6,500	8.875%, 4/29/16(10)	$10,911,560

			$10,911,560

Ecological Services and Equipment — 0.0%(8)

Environmental Systems Product Holdings, Inc., Jr. Notes
	149	18.00%, 3/31/15(5)	$128,154

			$128,154

Electronics / Electrical — 0.2%

NXP BV/NXP Funding, LLC, Variable Rate
	19,234	3.028%, 10/15/13	$19,209,958

			$19,209,958

Financial Intermediaries — 0.3%

First Data Corp.
	5,000	7.375%, 6/15/19(9)	$5,118,750
UPCB Finance II, Ltd., Sr. Notes
EUR	11,500	6.375%, 7/1/20(9)	16,468,064
UPCB Finance III, Ltd., Sr. Notes
	13,275	6.625%, 7/1/20(9)	13,125,657

			$34,712,471

Health Care — 0.0%(8)

Accellent, Inc., Sr. Notes
	3,000	8.375%, 2/1/17	$3,228,750

			$3,228,750

Leisure Goods / Activities / Movies — 0.2%

MU Finance PLC, Sr. Notes
	10,000	8.375%, 2/1/17(9)	$10,900,000
NAI Entertainment Holdings, LLC, Sr. Notes
	7,500	8.25%, 12/15/17(9)	8,137,500

			$19,037,500

Utilities — 0.7%

Calpine Corp., Sr. Notes
	33,200	7.50%, 2/15/21(9)	$35,275,000
	31,100	7.875%, 1/15/23(9)	33,160,375

			$68,435,375

Total Corporate Bonds & Notes
(identified cost $217,601,855)			$236,259,342

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)		Security	Value

	$727	Alzette European CLO SA, Series 2004-1A, Class E2, 6.81%, 12/15/20(11)	$621,170
	1,316	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.428%, 6/15/29(9)(11)	1,326,562
	884	Avalon Capital Ltd. 3, Series 1A, Class D, 2.263%, 2/24/19(9)(11)	688,068
	1,129	Babson Ltd., Series 2005-1A, Class C1, 2.228%, 4/15/19(9)(11)	880,955
	1,510	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.328%, 1/15/19(9)(11)	995,402
	1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.762%, 8/11/16(9)(11)	1,253,552
	985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.81%, 3/8/17(11)	824,884

See Notes to Financial Statements.
34

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount
(000’s omitted)	Security	Value

$2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.228%, 1/15/18(9)(11)	$1,474,918

Total Asset-Backed Securities
(identified cost $10,004,048)		$8,065,511

Common Stocks — 0.7%

Shares	Security	Value

Automotive — 0.2%

88,506	Dayco Products, LLC (12)(13)	$5,000,589
207,032	Hayes Lemmerz International, Inc.(5)(12)(13)	12,214,888

		$17,215,477

Building and Development — 0.0%(8)

233,658	Contech Construction Holdings, Inc.(5)(12)(13)	$25,703
24,547	Lafarge Roofing(5)(12)(13)	0
24,547	Lafarge Roofing(5)(12)(13)	0
24,547	Lafarge Roofing(5)(12)(13)	0
3,646	United Subcontractors, Inc.(5)(12)(13)	369,392
22,273	WCI Communities, Inc.(5)(12)(13)	2,115,897

		$2,510,992

Chemicals and Plastics — 0.0%(8)

3,849	Vita Cayman II, Ltd.(12)(13)	$1,197,199
1,022	Wellman Holdings, Inc.(5)(12)(13)	0

		$1,197,199

Diversified Manufacturing — 0.0%(8)

381,639	MEGA Brands, Inc.(13)	$213,718

		$213,718

Ecological Services and Equipment — 0.0%(8)

2,484	Environmental Systems Products Holdings, Inc.(5)(13)(14)	$56,114

		$56,114

Financial Intermediaries — 0.0%(8)

692	RTS Investor Corp.(5)(12)(13)	$187,873

		$187,873

Food Service — 0.0%(8)

193,076	Buffets, Inc.(5)(13)	$796,438

		$796,438

Home Furnishings — 0.0%(8)

364	Dometic Corp.(5)(12)(13)	$1,782,877
14,217	Oreck Corp.(5)(12)(13)	962,917
235,094	Sanitec Europe Oy B Units(12)(13)	1,044,629
230,960	Sanitec Europe Oy E Units(5)(12)(13)	0

		$3,790,423

Leisure Goods / Activities/Movies — 0.1%

414,634	Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	$9,415,633

		$9,415,633

Lodging and Casinos — 0.0%(8)

206,125	Herbst Gaming, Inc.(5)(12)(13)	$960,543

		$960,543

Publishing — 0.3%

28,605	Ion Media Networks, Inc.(5)(12)(13)	$17,878,125
162,730	MediaNews Group, Inc.(5)(12)(13)	4,556,439
5,725	Source Interlink Companies, Inc.(5)(12)(13)	201,176
30,631	Star Tribune Media Holdings Co.(5)(13)	949,561
53,719	SuperMedia, Inc.(13)	276,116

		$23,861,417

Radio and Television — 0.1%

8,187	Cumulus Media, Inc. Class A(13)	$38,070
3,264	New Young Broadcasting Holding Co., Inc.(12)(13)	8,098,800

		$8,136,870

Total Common Stocks
(identified cost $36,356,896)		$68,342,697

Preferred Stocks — 0.0%(8)

Shares	Security	Value

Ecological Services and Equipment — 0.0%(8)

569	Environmental Systems Products Holdings, Inc., Series A(5)(13)(14)	$35,653

Total Preferred Stocks
(identified cost $9,958)		$35,653

See Notes to Financial Statements.
35

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%(8)

Shares	Security	Value

Radio and Television — 0.0%(8)

158	New Young Broadcasting Holding Co., Inc.(12)(13)	$392,037

		$392,037

Retailers (Except Food and Drug) — 0.0%

10,906	Oriental Trading Co., Inc.(5)(12)(13)	$0
11,964	Oriental Trading Co., Inc.(5)(12)(13)	0

		$0

Total Warrants
(identified cost $271,529)		$392,037

Short-Term Investments — 5.9%

Interest/
Principal
Amount
(000’s omitted)	Description	Value

$584,319	Eaton Vance Cash Reserves Fund, LLC, 0.16%(15)	$584,319,182
5,611	State Street Bank and Trust Euro Time Deposit, 0.01%, 5/2/11	5,610,652

Total Short-Term Investments
(identified cost $589,929,834)		$589,929,834

Total Investments — 104.1%
(identified cost $10,248,328,904)		$10,438,592,787

Less Unfunded Loan Commitments — (1.0)%		$(105,210,271)

Net Investments — 103.1%
(identified cost $10,143,118,633)		$10,333,382,516

Other Assets, Less Liabilities — (3.1)%		$(302,360,773)

Net Assets — 100.0%		$10,031,021,743

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. See Note 1G for description.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Currently the issuer is in default with respect to interest payments. Interest rate has been adjusted to reflect non-accrual status.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Defaulted matured security.

(7)	This Senior Loan will settle after April 30, 2011, at which time the interest rate will be determined.

(8)	Amount is less than 0.05%.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $170,833,929 or 1.7% of the Portfolio’s net assets.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2011.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Restricted security (see Note 5).

(15)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Financial Statements.
36

Floating Rate Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $9,558,799,451)	$9,749,063,334
Affiliated investment, at value (identified cost, $584,319,182)	584,319,182
Restricted cash*	40,086,251
Foreign currency, at value (identified cost, $69,425,988)	69,476,191
Interest receivable	32,315,052
Interest receivable from affiliated investment	88,456
Receivable for investments sold	16,152,584
Receivable for open forward foreign currency exchange contracts	207,208
Receivable for closed swap contracts	130,767
Prepaid expenses	284,317

Total assets	$10,492,123,342

Liabilities

Payable for investments purchased	$414,474,692
Payable for open forward foreign currency exchange contracts	41,840,491
Payable to affiliates:
Investment adviser fee	4,049,857
Trustees’ fees	4,208
Accrued expenses	732,351

Total liabilities	$461,101,599

Net Assets applicable to investors’ interest in Portfolio	$10,031,021,743

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$9,883,314,709
Net unrealized appreciation	147,707,034

Total	$10,031,021,743

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

See Notes to Financial Statements.
37

Floating Rate Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest and other income	$191,994,136
Interest allocated from affiliated investment	740,520
Expenses allocated from affiliated investment	(37,026)

Total investment income	$192,697,630

Expenses

Investment adviser fee	$20,435,159
Trustees’ fees and expenses	25,250
Custodian fee	801,383
Legal and accounting services	255,124
Miscellaneous	251,693

Total expenses	$21,768,609

Deduct —
Reduction of custodian fee	$766

Total expense reductions	$766

Net expenses	$21,767,843

Net investment income	$170,929,787

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$31,929,104
Investment transactions allocated from affiliated investment	11,260
Foreign currency and forward foreign currency exchange contract transactions	(34,572,957)

Net realized loss	$(2,632,593)

Change in unrealized appreciation (depreciation) —
Investments	$227,254,810
Foreign currency and forward foreign currency exchange contracts	(35,936,138)

Net change in unrealized appreciation (depreciation)	$191,318,672

Net realized and unrealized gain	$188,686,079

Net increase in net assets from operations	$359,615,866

See Notes to Financial Statements.
38

Floating Rate Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$170,929,787	$225,479,731
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(2,632,593)	(57,429,605)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	191,318,672	330,801,724

Net increase in net assets from operations	$359,615,866	$498,851,850

Capital transactions —
Contributions	$3,366,352,440	$2,328,739,026
Withdrawals	(191,842,290)	(625,035,217)

Net increase in net assets from capital transactions	$3,174,510,150	$1,703,703,809

Net increase in net assets	$3,534,126,016	$2,202,555,659

Net Assets

At beginning of period	$6,496,895,727	$4,294,340,068

At end of period	$10,031,021,743	$6,496,895,727

See Notes to Financial Statements.
39

Floating Rate Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.54	%(2)	0.57%	0.61%	0.70%	0.58%	0.54%
Net investment income	4.21	%(2)	4.43%	5.41%	6.50%	6.94%	6.44%
Portfolio Turnover	23	%(3)	39%	35%	7%	61%	50%

Total Return	4.77	%(3)	10.51%	27.54%	(22.24)%	4.62%	6.36%

Net assets, end of period (000’s omitted)	$10,031,022		$6,496,896	$4,294,340	$3,056,210	$6,851,600	$7,430,493

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.
40

Floating Rate Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Floating-Rate Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Low Duration Fund and Eaton Vance Short Term Real Return Fund held an interest of 81.2%, 6.8%, 9.5%, 1.4%, 0.5% and 0.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with

41

Floating Rate Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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Floating Rate Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion and 0.460% of average daily net assets of $10 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee amounted to $20,435,159 or 0.50% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, principal repayments on Senior Loans and paydowns, aggregated $5,118,818,244 and $1,811,461,065, respectively, for the six months ended April 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,146,325,063

Gross unrealized appreciation	$246,964,742
Gross unrealized depreciation	(59,907,289)

Net unrealized appreciation	$187,057,453

5 Restricted Securities

At April 30, 2011, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$56,114

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$35,653

Total Restricted Securities			$9,958		$91,767

(1)	Less than $0.50.

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for

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Floating Rate Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/31/11	British Pound Sterling 5,296,539	United States Dollar 8,605,070	JPMorgan Chase Bank	$(239,013)
5/31/11	British Pound Sterling 66,220,389	United States Dollar 106,395,636	JPMorgan Chase Bank	(4,178,188)
5/31/11	Euro 197,938,540	United States Dollar 272,429,740	Citigroup Global Markets	(20,521,671)
5/31/11	Euro 3,000,000	United States Dollar 4,128,075	Deutsche Bank	(311,961)
5/31/11	Swiss Franc 1,081,285	United States Dollar 1,170,912	Deutsche Bank	(79,337)
5/31/11	Swiss Franc 15,759,153	United States Dollar 16,983,767	Deutsche Bank	(1,237,951)
6/30/11	British Pound Sterling 1,980,000	United States Dollar 3,226,309	Deutsche Bank	(78,552)
6/30/11	British Pound Sterling 43,765,735	United States Dollar 69,850,551	Goldman Sachs, Inc.	(3,199,793)
6/30/11	Euro 146,021,054	United States Dollar 205,142,059	HSBC Bank	(10,795,336)
7/29/11	British Pound Sterling 51,925,612	United States Dollar 85,436,585	JPMorgan Chase Bank	(1,198,689)
7/29/11	Euro 146,007,236	United States Dollar 215,936,672	Deutsche Bank	207,208

				$(41,633,283)

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $41,840,491. At April 30, 2011, the aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $40,086,251.

The non-exchange traded derivatives in which the Portfolio invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $207,208, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by $207,208 due to master netting agreements.

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Floating Rate Portfolio

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Notes to Financial Statements (Unaudited) — continued

Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2011 was as follows:

	Fair Value

Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$207,208	(1)	$(41,840,491	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2011 was as follows:

	Realized Gain (Loss)		Change in Unrealized
	on Derivatives Recognized		Appreciation (Depreciation) on
Derivative	in Income		Derivatives Recognized in Income

Forward foreign currency exchange contracts	$(32,729,442	)(1)	$(34,927,048	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2011, which is indicative of the volume of this derivative type, was approximately $831,411,000.

7 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $538 million ($450 million prior to March 22, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to March 22, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9 Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of

45

Floating Rate Portfolio

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Notes to Financial Statements (Unaudited) — continued

investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$9,419,830,753	$10,526,689	$9,430,357,442
Corporate Bonds & Notes	—	236,131,188	128,154	236,259,342
Asset-Backed Securities	—	8,065,511	—	8,065,511
Common Stocks	527,904	24,756,850	43,057,943	68,342,697
Preferred Stocks	—	—	35,653	35,653
Warrants	—	392,037	—	392,037
Short-Term Investments	—	589,929,834	—	589,929,834

Total Investments	$527,904	$10,279,106,173	$53,748,439	$10,333,382,516

Forward Foreign Currency Exchange Contracts	$—	$207,208	$—	$207,208

Total	$527,904	$10,279,313,381	$53,748,439	$10,333,589,724

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(41,840,491)	$—	$(41,840,491)

Total	$—	$(41,840,491)	$—	$(41,840,491)

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Notes to Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2010	$637,976	$148,541	$4,483,200	$131,518	$—	$5,401,235
Realized gains (losses)	401	—	596,739	46,943	—	644,083
Change in net unrealized appreciation (depreciation)*	1,456,842	(42,733)	19,993,828	(85,908)	—	21,322,029
Cost of purchases	4,989,903	27,420	1,306,274	—	—	6,323,597
Proceeds from sales	(46,418)	(25,531)	(1,550,819)	(56,900)	—	(1,679,668)
Accrued discount (premium)	30,355	20,457	—	—	—	50,812
Net transfers to Level 3**	3,457,630	—	18,228,721	—	—	21,686,351
Net transfers from Level 3**	—	—	—	—	—	—

Balance as of April 30, 2011	$10,526,689	$128,154	$43,057,943	$35,653	$—	$53,748,439

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2011*	$1,436,461	$(43,020)	$19,993,828	$(30,107)	$—	$21,357,162

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At April 30, 2011 the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

47

Eaton Vance
Floating-Rate Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

48

Eaton Vance
Floating-Rate Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the experience and abilities of such investment personnel in analyzing factors such as the special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

49

Eaton Vance
Floating-Rate Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

50

Eaton Vance
Floating-Rate Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Floating Rate Portfolio

Scott H. Page President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Floating Rate Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

51

Eaton Vance
Floating-Rate Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser of Floating Rate Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044-6/11	FRSRC

Eaton Vance Floating-Rate & High Income Fund
Semiannual Report
April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Floating-Rate & High Income Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	48
Officers and Trustees	51
Important Notices	52

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2011
Portfolio Managers Scott H. Page, CFA; Craig P. Russ; Michael W. Weilheimer, CFA; Thomas P. Huggins
Performance1

	Advisers Class	Class A	Class B	Class C	Class I
Symbol	EAFHX	EVFHX	EBFHX	ECFHX	EIFHX
Inception Date	9/7/00	5/7/03	9/5/00	9/5/00	9/15/00

% Average Annual Total Returns at net asset value (NAV)

Six Months	4.93	4.88	4.57	4.57	5.06
One Year	7.61	7.66	6.84	6.97	7.98
Five Years	4.31	4.30	3.53	3.53	4.56
10 Years	4.45	N.A.	3.67	3.67	4.71
Since Inception	4.55	4.81	3.80	3.81	4.80

% SEC Average Annual Total Returns with maximum sales charge

Six Months	4.93	2.55	-0.43	3.57	5.06
One Year	7.61	5.26	1.84	5.97	7.98
Five Years	4.31	3.82	3.21	3.53	4.56
10 Years	4.45	N.A.	3.67	3.67	4.71
Since Inception	4.55	4.51	3.80	3.81	4.80

% Maximum Sales Charge	Advisers Class	Class A	Class B	Class C	Class I

	None	2.25	5.00	1.00	None

% Total Annual Operating Expense Ratios[2]	Advisers Class	Class A	Class B	Class C	Class I

	1.11	1.11	1.86	1.86	0.86

Comparative Performance[3]	% Return

S&P/LSTA Leveraged Loan Index

Six Months	4.77
One Year	6.93
Five Years	5.36
10 Years	5.34

Lipper Loan Participation Funds Average*

Six Months	4.23
One Year	6.77
Five Years	3.57
10 Years	4.05

*Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2011
Fund Profile4

Top 10 Holdings4,5 (% of total investments)

Alliance Boots Holdings, Ltd.	1.2
Community Health Systems, Inc.	1.2
Intelsat Jackson Holdings SA	1.1
SunGard Data Systems, Inc.	1.1
Delphi Automotive	1.0
HCA, Inc.	1.0
UPC Broadband Holding B.V.	0.9
Nielsen Finance, LLC	0.9
Rite Aid Corp.	0.9
Del Monte Corp.	0.8

Total % of total investments	10.1

Top 10 Sectors4,5 (% of total investments)

Healthcare	11.5
Business Equipment and Services	6.3
Cable and Satellite Television	6.0
Chemicals and Plastics	4.8
Automotive	4.8
Food Service	4.8
Electronics/Electrical	4.4
Telecommunications	3.9
Leisure Goods/Activities/Movies	3.9
Publishing	3.9

Total % of total investments	54.3

Credit Quality4,6 (% of loan holdings)

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Prior to January 1, 2011, Advisers Class, Class A and Class I shares were subject to a 1% redemption fee on redemptions or exchanges within 90 days of settlement of purchase. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus.

3.	The S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	The Fund invests in two affiliated investment companies (“Portfolios”). References to investments are to the Floating Rate Portfolio. Fund profile is subject to change due to active management. As of April 30, 2011, the Fund was 81.1% invested in Floating Rate Portfolio and 18.9% invested in High Income Opportunities Portfolio.

5.	Excludes cash equivalents.

6.	Ratings are based on Moody, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

4

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Advisers Class	$1,000.00	$1,049.30	$5.39	1.06%
Class A	$1,000.00	$1,048.80	$5.38	1.06%
Class B	$1,000.00	$1,045.70	$9.18	1.81%
Class C	$1,000.00	$1,045.70	$9.18	1.81%
Class I	$1,000.00	$1,050.60	$4.12	0.81%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.50	$5.31	1.06%
Class A	$1,000.00	$1,019.50	$5.31	1.06%
Class B	$1,000.00	$1,015.80	$9.05	1.81%
Class C	$1,000.00	$1,015.80	$9.05	1.81%
Class I	$1,000.00	$1,020.80	$4.06	0.81%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in Floating Rate Portfolio, at value (identified cost, $968,402,057)	$957,242,844
Investment in High Income Opportunities Portfolio, at value (identified cost, $217,959,585)	223,034,233
Receivable for Fund shares sold	7,947,192

Total assets	$1,188,224,269

Liabilities

Payable for Fund shares redeemed	$2,854,862
Distributions payable	1,348,169
Payable to affiliates:
Distribution and service fees	334,518
Administration fee	142,584
Trustees’ fees	42
Accrued expenses	128,178

Total liabilities	$4,808,353

Net Assets	$1,183,415,916

Sources of Net Assets

Paid-in capital	$1,307,643,162
Accumulated net realized loss from Portfolios	(117,954,198)
Accumulated distributions in excess of net investment income	(188,483)
Net unrealized depreciation from Portfolios	(6,084,565)

Total	$1,183,415,916

Advisers Class Shares

Net Assets	$257,869,560
Shares Outstanding	28,895,544
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.92

Class A Shares

Net Assets	$368,531,286
Shares Outstanding	38,817,687
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.49
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.71

Class B Shares

Net Assets	$23,801,270
Shares Outstanding	2,671,059
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.91

Class C Shares

Net Assets	$233,605,974
Shares Outstanding	26,230,196
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.91

Class I Shares

Net Assets	$299,607,826
Shares Outstanding	33,556,281
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.93

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest and other income allocated from Portfolios	$26,477,216
Dividends allocated from Portfolios	103,359
Expenses allocated from Portfolios	(2,706,611)

Total investment income from Portfolios	$23,873,964

Expenses

Administration fee	$732,104
Distribution and service fees
Advisers Class	277,179
Class A	386,398
Class B	119,492
Class C	1,069,141
Trustees’ fees and expenses	250
Custodian fee	25,410
Transfer and dividend disbursing agent fees	328,624
Legal and accounting services	13,937
Printing and postage	60,095
Registration fees	81,721
Miscellaneous	9,209

Total expenses	$3,103,560

Net investment income	$20,770,404

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —
Investment transactions	$249,112
Swap contracts	(208,960)
Foreign currency and forward foreign currency exchange contracts	(3,368,368)

Net realized loss	$(3,328,216)

Change in unrealized appreciation (depreciation) —
Investments	$31,690,030
Securities sold short	(77,778)
Swap contracts	44,951
Foreign currency and forward foreign currency exchange contracts	(3,488,364)

Net change in unrealized appreciation (depreciation)	$28,168,839

Net realized and unrealized gain	$24,840,623

Net increase in net assets from operations	$45,611,027

See Notes to Financial Statements.
7

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$20,770,404	$29,936,684
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(3,328,216)	(21,897,310)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, swap contracts, foreign currency and forward foreign currency exchange contracts	28,168,839	62,324,506

Net increase in net assets from operations	$45,611,027	$70,363,880

Distributions to shareholders —
From net investment income
Advisers Class	$(5,205,113)	$(8,399,157)
Class A	(7,220,862)	(11,587,155)
Class B	(480,253)	(1,276,562)
Class C	(4,273,508)	(9,273,424)
Class I	(5,037,662)	(5,085,100)

Total distributions to shareholders	$(22,217,398)	$(35,621,398)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$78,050,106	$92,560,517
Class A	141,366,059	112,337,299
Class B	2,533,030	2,880,130
Class C	45,300,933	35,807,409
Class I	194,962,124	80,448,468
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	4,669,072	7,510,142
Class A	5,711,105	8,509,700
Class B	301,321	874,539
Class C	2,937,364	6,581,945
Class I	2,515,948	2,386,738
Cost of shares redeemed
Advisers Class	(23,046,882)	(49,647,187)
Class A	(39,599,223)	(63,634,004)
Class B	(2,247,640)	(6,281,624)
Class C	(18,217,398)	(37,085,781)
Class I	(25,383,245)	(41,302,282)
Net asset value of shares exchanged
Class A	1,497,548	3,209,190
Class B	(1,497,548)	(3,209,190)
Redemption fees	11,492	28,008

Net increase in net assets from Fund share transactions	$369,864,166	$151,974,017

Net increase in net assets	$393,257,795	$186,716,499

Net Assets

At beginning of period	$790,158,121	$603,441,622

At end of period	$1,183,415,916	$790,158,121

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(188,483)	$1,258,511

See Notes to Financial Statements.
8

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

Financial Highlights

	Advisers Class

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$8.700		$8.260	$6.810	$9.450	$9.690	$9.680

Income (Loss) From Operations

Net investment income(1)	$0.192		$0.395	$0.390	$0.551	$0.639	$0.597
Net realized and unrealized gain (loss)	0.233		0.519	1.444	(2.662)	(0.233)	0.014

Total income (loss) from operations	$0.425		$0.914	$1.834	$(2.111)	$0.406	$0.611

Less Distributions

From net investment income	$(0.205)		$(0.474)	$(0.388)	$(0.469)	$(0.647)	$(0.601)
Tax return of capital	—		—	—	(0.068)	—	—

Total distributions	$(0.205)		$(0.474)	$(0.388)	$(0.537)	$(0.647)	$(0.601)

Redemption fees(1)	$0.000	(2)	$0.000 (2)	$0.004	$0.008	$0.001	$0.000 (2)

Net asset value — End of period	$8.920		$8.700	$8.260	$6.810	$9.450	$9.690

Total Return(3)	4.93	%(4)	11.50%	28.05%	(23.29)%	4.29%	6.49%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$257,870		$192,804	$134,367	$154,101	$469,777	$841,865
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.06	%(7)	1.11%	1.20%	1.22%	1.08%	1.05%
Net investment income	4.38	%(7)	4.65%	5.56%	6.28%	6.63%	6.16%
Portfolio Turnover of the Fund(8)	0	%(4)(9)	15%	15%	8%	6%	6%
Portfolio Turnover of Floating Rate Portfolio	23	%(4)	39%	35%	7%	61%	50%
Portfolio Turnover of High Income Opportunities Portfolio	43	%(4)	79%	72%	48%	81%	62%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	Amount is less than 0.5%.

See Notes to Financial Statements.
9

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

Financial Highlights — continued

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$9.260		$8.780	$7.240	$10.050	$10.300	$10.290

Income (Loss) From Operations

Net investment income(1)	$0.204		$0.420	$0.413	$0.591	$0.680	$0.631
Net realized and unrealized gain (loss)	0.243		0.560	1.536	(2.838)	(0.243)	0.018

Total income (loss) from operations	$0.447		$0.980	$1.949	$(2.247)	$0.437	$0.649

Less Distributions

From net investment income	$(0.217)		$(0.500)	$(0.413)	$(0.498)	$(0.688)	$(0.639)
Tax return of capital	—		—	—	(0.073)	—	—

Total distributions	$(0.217)		$(0.500)	$(0.413)	$(0.571)	$(0.688)	$(0.639)

Redemption fees(1)	$0.000	(2)	$0.000 (2)	$0.004	$0.008	$0.001	$0.000 (2)

Net asset value — End of period	$9.490		$9.260	$8.780	$7.240	$10.050	$10.300

Total Return(3)	4.88	%(4)	11.46%	28.18%	(23.31)%	4.35%	6.49%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$368,531		$252,028	$180,646	$144,591	$361,138	$423,214
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.06	%(7)	1.11%	1.20%	1.22%	1.09%	1.05%
Net investment income	4.37	%(7)	4.65%	5.47%	6.35%	6.63%	6.13%
Portfolio Turnover of the Fund(8)	0	%(4)(9)	15%	15%	8%	6%	6%
Portfolio Turnover of Floating Rate Portfolio	23	%(4)	39%	35%	7%	61%	50%
Portfolio Turnover of High Income Opportunities Portfolio	43	%(4)	79%	72%	48%	81%	62%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	Amount is less than 0.5%.

See Notes to Financial Statements.
10

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$8.690		$8.250	$6.810	$9.450	$9.680	$9.680

Income (Loss) From Operations

Net investment income(1)	$0.160		$0.333	$0.348	$0.487	$0.567	$0.520
Net realized and unrealized gain (loss)	0.234		0.519	1.425	(2.661)	(0.223)	0.008

Total income (loss) from operations	$0.394		$0.852	$1.773	$(2.174)	$0.344	$0.528

Less Distributions

From net investment income	$(0.174)		$(0.412)	$(0.337)	$(0.414)	$(0.575)	$(0.528)
Tax return of capital	—		—	—	(0.060)	—	—

Total distributions	$(0.174)		$(0.412)	$(0.337)	$(0.474)	$(0.575)	$(0.528)

Redemption fees(1)	$0.000	(2)	$0.000 (2)	$0.004	$0.008	$0.001	$0.000 (2)

Net asset value — End of period	$8.910		$8.690	$8.250	$6.810	$9.450	$9.680

Total Return(3)	4.57	%(4)	10.58%	27.14%	(23.84)%	3.63%	5.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,801		$24,115	$28,490	$46,480	$99,812	$134,213
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.81	%(7)	1.86%	1.95%	1.97%	1.84%	1.80%
Net investment income	3.65	%(7)	3.93%	5.03%	5.58%	5.88%	5.37%
Portfolio Turnover of the Fund(8)	0	%(4)(9)	15%	15%	8%	6%	6%
Portfolio Turnover of Floating Rate Portfolio	23	%(4)	39%	35%	7%	61%	50%
Portfolio Turnover of High Income Opportunities Portfolio	43	%(4)	79%	72%	48%	81%	62%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	Amount is less than 0.5%.

See Notes to Financial Statements.
11

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$8.690		$8.240	$6.810	$9.450	$9.680	$9.680

Income (Loss) From Operations

Net investment income(1)	$0.159		$0.332	$0.339	$0.488	$0.566	$0.521
Net realized and unrealized gain (loss)	0.235		0.530	1.424	(2.663)	(0.222)	0.007

Total income (loss) from operations	$0.394		$0.862	$1.763	$(2.175)	$0.344	$0.528

Less Distributions

From net investment income	$(0.174)		$(0.412)	$(0.337)	$(0.413)	$(0.575)	$(0.528)
Tax return of capital	—		—	—	(0.060)	—	—

Total distributions	$(0.174)		$(0.412)	$(0.337)	$(0.473)	$(0.575)	$(0.528)

Redemption fees(1)	$0.000	(2)	$0.000 (2)	$0.004	$0.008	$0.001	$0.000 (2)

Net asset value — End of period	$8.910		$8.690	$8.240	$6.810	$9.450	$9.680

Total Return(3)	4.57	%(4)	10.72%	26.98%	(23.84)%	3.63%	5.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$233,606		$198,350	$183,193	$177,628	$383,163	$445,987
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.81	%(7)	1.86%	1.95%	1.97%	1.84%	1.80%
Net investment income	3.64	%(7)	3.92%	4.82%	5.59%	5.88%	5.38%
Portfolio Turnover of the Fund(8)	0	%(4)(9)	15%	15%	8%	6%	6%
Portfolio Turnover of Floating Rate Portfolio	23	%(4)	39%	35%	7%	61%	50%
Portfolio Turnover of High Income Opportunities Portfolio	43	%(4)	79%	72%	48%	81%	62%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	Amount is less than 0.5%.

See Notes to Financial Statements.
12

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$8.710		$8.260	$6.820	$9.460	$9.690	$9.690

Income (Loss) From Operations

Net investment income(1)	$0.202		$0.416	$0.399	$0.563	$0.664	$0.623
Net realized and unrealized gain (loss)	0.234		0.528	1.442	(2.652)	(0.225)	0.003

Total income (loss) from operations	$0.436		$0.944	$1.841	$(2.089)	$0.439	$0.626

Less Distributions

From net investment income	$(0.216)		$(0.494)	$(0.405)	$(0.490)	$(0.670)	$(0.626)
Tax return of capital	—		—	—	(0.069)	—	—

Total distributions	$(0.216)		$(0.494)	$(0.405)	$(0.559)	$(0.670)	$(0.626)

Redemption fees(1)	$0.000	(2)	$0.000 (2)	$0.004	$0.008	$0.001	$0.000 (2)

Net asset value — End of period	$8.930		$8.710	$8.260	$6.820	$9.460	$9.690

Total Return(3)	5.06	%(4)	11.76%	28.31%	(23.06)%	4.65%	6.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$299,608		$122,861	$76,745	$20,854	$38,044	$52,730
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.81	%(7)	0.86%	0.96%	0.94%	0.84%	0.80%
Net investment income	4.61	%(7)	4.89%	5.69%	6.47%	6.88%	6.42%
Portfolio Turnover of the Fund(8)	0	%(4)(9)	15%	15%	8%	6%	6%
Portfolio Turnover of Floating Rate Portfolio	23	%(4)	39%	35%	7%	61%	50%
Portfolio Turnover of High Income Opportunities Portfolio	43	%(4)	79%	72%	48%	81%	62%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	Amount is less than 0.5%.

See Notes to Financial Statements.
13

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide a high level of current income. The Fund currently pursues its objective by investing all of its investable assets in interests in the following two portfolios managed by Eaton Vance Management (EVM) or its affiliates: Floating Rate Portfolio and High Income Opportunities Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Floating Rate Portfolio and High Income Opportunities Portfolio (9.5% and 23.6%, respectively, at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of High Income Opportunities Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by Floating Rate Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of High Income Opportunities Portfolio.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $106,724,624 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2011 ($2,993,864), October 31, 2012 ($2,290,023), October 31, 2013 ($2,252,412), October 31, 2015 ($3,277,415), October 31, 2016 ($60,560,805), October 31, 2017 ($19,014,413) and October 31, 2018 ($16,335,692).

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

14

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

H Redemption Fees — Upon the redemption or exchange of shares by Advisers Class, Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Advisers Class, Class A and Class I shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2011, the administration fee amounted to $732,104. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended April 30, 2011, the Fund’s allocated portion of the adviser fees paid by the Portfolios amounted to $2,496,969 or 0.51% (annualized) of the Fund’s average daily net assets.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $15,836 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $29,199 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $277,179 for Advisers Class shares and $386,398 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $89,619 and $801,856 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $7,310,000 and $69,077,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the

15

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $29,873 and $267,285 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $20,000, $9,000 and $18,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Floating Rate Portfolio	$283,528,401	$3,168,575
High Income Opportunities Portfolio	62,647,471	1,105,025

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Advisers Class	(Unaudited)	October 31, 2010

Sales	8,824,234	10,855,700
Issued to shareholders electing to receive payments of distributions in Fund shares	528,125	885,421
Redemptions	(2,606,798)	(5,867,768)

Net increase	6,745,561	5,873,353

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	15,041,410	12,381,558
Issued to shareholders electing to receive payments of distributions in Fund shares	607,096	942,996
Redemptions	(4,208,231)	(7,044,637)
Exchange from Class B shares	159,076	355,050

Net increase	11,599,351	6,634,967

16

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2011	Year Ended
Class B	(Unaudited)	October 31, 2010

Sales	287,248	338,115
Issued to shareholders electing to receive payments of distributions in Fund shares	34,163	103,504
Redemptions	(254,966)	(744,482)
Exchange to Class A shares	(169,370)	(377,734)

Net decrease	(102,925)	(680,597)

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	5,134,428	4,211,669
Issued to shareholders electing to receive payments of distributions in Fund shares	333,108	778,645
Redemptions	(2,066,809)	(4,380,581)

Net increase	3,400,727	609,733

	Six Months Ended
	April 30, 2011	Year Ended
Class I	(Unaudited)	October 31, 2010

Sales	22,021,947	9,412,155
Issued to shareholders electing to receive payments of distributions in Fund shares	284,168	280,657
Redemptions	(2,860,703)	(4,877,166)

Net increase	19,445,412	4,815,646

For the six months ended April 30, 2011 and year ended October 31, 2010, the Fund received $11,492 and $28,008, respectively, in redemption fees.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011 and October 31, 2010, the Fund’s investment in High Income Opportunities Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

17

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 95.1%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 2.2%

Booz Allen Hamilton, Inc.
	9,675	Term Loan, 4.00%, Maturing August 3, 2017	$9,798,355
DAE Aviation Holdings, Inc.
	20,000	Revolving Loan, 3.04%, Maturing July 31, 2013(2)	19,400,000
	20,421	Term Loan, 5.28%, Maturing July 31, 2014	20,650,288
	20,523	Term Loan, 5.28%, Maturing July 31, 2014	20,754,062
Delos Aircraft, Inc.
	9,142	Term Loan, 7.00%, Maturing March 17, 2016	9,210,875
Doncasters (Dundee HoldCo 4 Ltd.)
	3,584	Term Loan, 4.21%, Maturing July 13, 2015	3,508,264
GBP	656	Term Loan, 4.63%, Maturing July 13, 2015	1,069,532
	3,584	Term Loan, 4.71%, Maturing July 13, 2015	3,508,264
GBP	656	Term Loan, 5.13%, Maturing July 13, 2015	1,069,532
DynCorp International, LLC
	14,695	Term Loan, 6.25%, Maturing July 5, 2016	14,846,409
Evergreen International Aviation
	7,139	Term Loan, 10.50%, Maturing October 31, 2011(3)	7,081,071
Hawker Beechcraft Acquisition
	4,900	Term Loan, 2.24%, Maturing March 26, 2014	4,327,116
	345	Term Loan, 2.31%, Maturing March 26, 2014	304,414
IAP Worldwide Services, Inc.
	24,937	Term Loan, 8.25%, Maturing December 30, 2012	24,921,346
International Lease Finance Co.
	13,633	Term Loan, 6.75%, Maturing March 17, 2015	13,736,151
Spirit AeroSystems, Inc.
	3,691	Term Loan, 3.53%, Maturing September 30, 2016	3,718,008
TransDigm, Inc.
	39,900	Term Loan, 4.00%, Maturing February 14, 2017	40,389,294
Vangent, Inc.
	3,278	Term Loan, 2.32%, Maturing February 14, 2013	3,236,997
Wesco Aircraft Hardware Corp.
	7,000	Term Loan, 3.23%, Maturing April 4, 2016	7,000,000
	5,415	Term Loan, 4.25%, Maturing April 4, 2017	5,476,539
Wyle Laboratories, Inc.
	7,843	Term Loan, 7.75%, Maturing March 25, 2016	7,872,177

			$221,878,694

Air Transport — 0.2%

Delta Air Lines, Inc.
	25,000	Revolving Loan, 0.50%, Maturing April 30, 2012(2)	$24,778,000

			$24,778,000

Automotive — 4.8%

Adesa, Inc.
	31,649	Term Loan, 2.97%, Maturing October 18, 2013	$31,628,902
Allison Transmission, Inc.
	86,018	Term Loan, 2.99%, Maturing August 7, 2014	86,028,540
Delphi Automotive
	108,575	Term Loan, 5.00%, Maturing April 14, 2017	108,498,997
Federal-Mogul Corp.
	40,246	Term Loan, 2.17%, Maturing December 29, 2014	39,321,967
	23,024	Term Loan, 2.15%, Maturing December 28, 2015	22,495,513
Financiere Truck (Investissement)
EUR	1,515	Term Loan, 4.15%, Maturing February 15, 2012	2,147,948
GBP	2,245	Term Loan, 1.55%, Maturing February 15, 2015(2)	3,589,971
Ford Motor Co.
	4,852	Revolving Loan, 0.36%, Maturing December 15, 2013(2)	4,800,849
	26,140	Term Loan, 2.97%, Maturing December 16, 2013	26,188,486
	32,107	Term Loan, 2.97%, Maturing December 16, 2013	32,181,965
Goodyear Tire & Rubber Co.
	70,617	Term Loan - Second Lien, 1.94%, Maturing April 30, 2014	69,751,753
HHI Holdings, LLC
	6,350	Term Loan, 7.01%, Maturing March 21, 2017	6,357,937
Metaldyne, LLC
	13,059	Term Loan, 7.75%, Maturing October 28, 2016	13,385,859
Pinafore, LLC
	8,658	Term Loan, 4.25%, Maturing September 29, 2015	8,673,836
Remy International, Inc.
	5,486	Term Loan, 6.25%, Maturing December 16, 2016	5,534,255
Tenneco Automotive, Inc.
	5,550	Term Loan, 5.24%, Maturing March 17, 2014	5,595,094
TI Automotive, Ltd.
	4,478	Term Loan, 9.50%, Maturing July 1, 2016	4,578,244
TriMas Corp.
	695	Term Loan, 6.00%, Maturing August 2, 2011	700,527
	8,111	Term Loan, 6.00%, Maturing December 15, 2015	8,171,652

See Notes to Financial Statements.
18

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Automotive (continued)

UCI International, Inc.
	5,960	Term Loan, 5.50%, Maturing July 26, 2017	$6,028,353

			$485,660,648

Beverage and Tobacco — 0.3%

Green Mountain Coffee Roasters
	27,082	Term Loan, 5.50%, Maturing December 16, 2016	$27,479,907
Maine Beverage Co., LLC
	1,041	Term Loan, 2.05%, Maturing March 31, 2013	1,009,839

			$28,489,746

Building and Development — 1.7%

401 North Wabash Venture, LLC
	8,881	Term Loan, 6.78%, Maturing July 27, 2012(3)	$7,459,961
Armstrong World Industries, Inc.
	16,975	Term Loan, 4.00%, Maturing March 9, 2018	17,121,409
Beacon Sales Acquisition, Inc.
	5,896	Term Loan, 2.27%, Maturing September 30, 2013	5,826,030
Brickman Group Holdings, Inc.
	14,040	Term Loan, 7.25%, Maturing October 14, 2016	14,349,854
CB Richard Ellis Services, Inc.
	8,036	Term Loan, 1.63%, Maturing March 5, 2018(2)	8,039,065
	8,589	Term Loan, 1.75%, Maturing September 4, 2019(2)	8,596,441
Contech Construction Products
	1,745	Term Loan, 5.25%, Maturing January 31, 2013	1,532,379
CPG International, Inc.
	6,503	Term Loan, 6.00%, Maturing February 18, 2017	6,535,326
Forestar USA Real Estate Group, Inc.
	1,675	Revolving Loan, 0.84%, Maturing August 6, 2013(2)	1,641,721
	13,570	Term Loan, 6.50%, Maturing August 6, 2015	13,502,090
Lafarge Roofing
	1,625	Term Loan, 3.25%, Maturing March 16, 2015(3)	1,598,973
EUR	2,920	Term Loan, 3.25%, Maturing April 16, 2015(3)	4,254,122
EUR	1,962	Term Loan, 5.00%, Maturing April 16, 2015(3)	3,694,434
Materis
EUR	2,148	Term Loan, 3.78%, Maturing April 27, 2014	3,080,093
EUR	2,290	Term Loan, 4.10%, Maturing April 27, 2015	3,283,252
NCI Building Systems, Inc.
	3,299	Term Loan, 8.00%, Maturing April 18, 2014	3,282,015
November 2005 Land Investors, LLC
	610	Term Loan, 0.00%, Maturing March 31, 2011(4)(5)	137,178
Panolam Industries Holdings, Inc.
	9,863	Term Loan, 8.25%, Maturing December 31, 2013	9,123,719
RE/MAX International, Inc.
	12,834	Term Loan, 5.50%, Maturing April 15, 2016	12,890,473
Realogy Corp.
	910	Term Loan, 3.24%, Maturing October 10, 2013	874,037
	7,678	Term Loan, 3.31%, Maturing October 10, 2013	7,375,414
	429	Term Loan, 4.49%, Maturing October 10, 2016	403,623
	4,570	Term Loan, 4.56%, Maturing October 10, 2016	4,303,846
South Edge, LLC
	8,795	Term Loan, 0.00%, Maturing October 31, 2009(6)	7,453,460
WCI Communities, Inc.
	3,550	Term Loan, 10.00%, Maturing September 2, 2016(3)	3,461,417
Woodlands Land Development Co. LP (The)
	20,000	Term Loan, 5.00%, Maturing March 7, 2014	20,050,000

			$169,870,332

Business Equipment and Services — 6.6%

Activant Solutions, Inc.
	74	Term Loan, 2.81%, Maturing May 1, 2013	$73,708
	1,543	Term Loan, 2.31%, Maturing May 2, 2013	1,538,536
	9,679	Term Loan, 4.81%, Maturing February 2, 2016	9,690,953
Acxiom Corp.
	8,364	Term Loan, 3.27%, Maturing March 15, 2015	8,343,432
Advantage Sales & Marketing, Inc.
	36,277	Term Loan, 5.25%, Maturing December 18, 2017	36,511,454
Affinion Group, Inc.
	41,570	Term Loan, 5.00%, Maturing October 10, 2016	41,719,887
Allied Security Holdings, LLC
	13,400	Term Loan, 5.00%, Maturing February 4, 2017	13,506,149
Dealer Computer Services, Inc.
	5,500	Term Loan, 2.71%, Maturing April 21, 2016	5,513,750
	33,350	Term Loan, 3.75%, Maturing April 20, 2018	33,676,263
Education Management, LLC
	19,716	Term Loan, 2.06%, Maturing June 3, 2013	19,424,030
Fifth Third Processing Solution
	10,125	Term Loan, 5.50%, Maturing November 3, 2016	10,229,668
First American Corp.
	6,675	Term Loan, 4.75%, Maturing April 12, 2016	6,712,107
Infogroup, Inc.
	5,335	Term Loan, 6.25%, Maturing July 1, 2016	5,383,591
iPayment, Inc.
	30,607	Term Loan, 4.25%, Maturing May 10, 2013	30,510,920

See Notes to Financial Statements.
19

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

Kronos, Inc.
	13,569	Term Loan, 2.06%, Maturing June 11, 2014	$13,416,358
Language Line, LLC
	18,828	Term Loan, 6.25%, Maturing June 20, 2016	19,016,091
Macrovision Solution Corp.
	5,000	Term Loan, 4.00%, Maturing February 7, 2018	5,046,875
Mitchell International, Inc.
	1,959	Term Loan, 2.31%, Maturing March 28, 2014	1,896,735
	1,500	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	1,387,500
NE Customer Service
	17,216	Term Loan, 6.00%, Maturing March 23, 2016	17,220,013
Protection One Alarm Monitor, Inc.
	11,983	Term Loan, 6.00%, Maturing May 16, 2016	12,037,682
Quantum Corp.
	2,288	Term Loan, 3.81%, Maturing July 14, 2014	2,279,910
Quintiles Transnational Corp.
	10,000	Revolving Loan, 0.25%, Maturing March 31, 2012(2)	9,828,000
	17,682	Term Loan, 2.31%, Maturing March 29, 2013	17,665,571
Sabre, Inc.
	40,499	Term Loan, 2.23%, Maturing September 30, 2014	37,499,879
Safenet, Inc.
	14,251	Term Loan, 2.71%, Maturing April 12, 2014	14,162,424
Sedgwick CMS Holdings, Inc.
	5,492	Term Loan, 5.00%, Maturing December 30, 2016	5,522,362
Serena Software, Inc.
	8,010	Term Loan, 4.31%, Maturing March 10, 2016	7,984,909
Sitel (Client Logic)
	9,682	Term Loan, 5.79%, Maturing January 30, 2014	9,658,144
EUR	569	Term Loan, 6.70%, Maturing January 30, 2014	841,316
Softlayer Tech, Inc.
	9,301	Term Loan, 7.25%, Maturing November 5, 2016	9,382,607
Solera Holdings, LLC
	3,697	Term Loan, 2.06%, Maturing May 16, 2014	3,685,820
EUR	2,923	Term Loan, 2.94%, Maturing May 16, 2014	4,286,246
SunGard Data Systems, Inc.
	29,989	Term Loan, 1.98%, Maturing February 28, 2014	29,754,989
	10,331	Term Loan, 3.74%, Maturing February 28, 2014	10,417,615
	69,035	Term Loan, 3.93%, Maturing February 26, 2016	69,465,930
Transaction Network Service, Inc.
	2,344	Term Loan, 6.00%, Maturing November 18, 2015	2,356,934
TransUnion, LLC
	23,250	Term Loan, 4.75%, Maturing February 12, 2018	23,462,156
Travelport, LLC
	846	Term Loan, 2.74%, Maturing August 23, 2013	832,746
	154	Term Loan, 2.81%, Maturing August 23, 2013	151,212
	29,445	Term Loan, 4.74%, Maturing August 21, 2015	28,900,283
	36,913	Term Loan, 4.74%, Maturing August 21, 2015	36,229,096
	8,217	Term Loan, 4.81%, Maturing August 21, 2015	8,065,193
EUR	2,106	Term Loan, 5.66%, Maturing August 21, 2015	3,037,160
Valassis Communications, Inc.
	2,696	Term Loan, 2.56%, Maturing March 2, 2014	2,688,597
West Corp.
	2,691	Term Loan, 2.73%, Maturing October 24, 2013	2,686,758
	18,182	Term Loan, 4.59%, Maturing July 15, 2016	18,363,711
	6,545	Term Loan, 4.61%, Maturing July 15, 2016	6,614,859

			$658,680,129

Cable and Satellite Television — 5.9%

Atlantic Broadband Finance, LLC
	14,025	Term Loan, 4.00%, Maturing March 8, 2016	$14,135,855
Bresnan Communications, LLC
	13,441	Term Loan, 4.50%, Maturing December 14, 2017	13,570,685
Cequel Communications, LLC
	51,445	Term Loan, 2.24%, Maturing November 5, 2013	51,280,039
Charter Communications Operating, LLC
	30,719	Term Loan, 2.22%, Maturing March 6, 2014	30,747,207
	42,123	Term Loan, 3.56%, Maturing September 6, 2016	42,320,076
CSC Holdings, Inc.
	1,458	Term Loan, 2.06%, Maturing March 29, 2016	1,464,450
	27,473	Term Loan, 2.06%, Maturing March 29, 2016	27,574,315
Digital Cinema Implementation
	8,000	Term Loan, 5.00%, Maturing March 31, 2017	8,010,000
Foxco Acquisition Sub, LLC
	19,582	Term Loan, 4.77%, Maturing July 14, 2015	19,676,653
Insight Midwest Holdings, LLC
	25,573	Term Loan, 2.02%, Maturing April 7, 2014	25,406,285
Kabel Deutschland GmbH
EUR	11,957	Term Loan, 3.46%, Maturing March 31, 2014	17,749,533
EUR	12,250	Term Loan, 4.46%, Maturing March 31, 2014	18,195,129
EUR	16,500	Term Loan, 5.21%, Maturing December 13, 2016	24,652,818
MCC Iowa, LLC
	7,538	Term Loan, 1.94%, Maturing January 31, 2015	7,514,127
	7,660	Term Loan, 1.94%, Maturing January 31, 2015	7,636,063
Mediacom Broadband, LLC
	10,198	Term Loan, 4.50%, Maturing October 23, 2017	10,210,685

See Notes to Financial Statements.
20

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Cable and Satellite Television (continued)

Mediacom Illinois, LLC
	19,045	Term Loan, 1.94%, Maturing January 31, 2015	$18,283,132
	2,955	Term Loan, 5.50%, Maturing March 31, 2017	2,967,928
Mediacom, LLC
	10,432	Term Loan, 4.50%, Maturing October 23, 2017	10,350,945
Midcontinent Communications
	8,970	Term Loan, 4.00%, Maturing December 30, 2016	9,030,216
NDS Finance, Ltd.
	23,291	Term Loan, 4.00%, Maturing March 12, 2018	23,392,563
ProSiebenSat.1 Media AG
EUR	2,790	Term Loan, 2.58%, Maturing July 2, 2014	3,962,429
EUR	10,675	Term Loan, 2.58%, Maturing July 2, 2014	15,161,980
EUR	1,822	Term Loan, 3.68%, Maturing March 6, 2015	2,498,715
EUR	32,121	Term Loan, 2.96%, Maturing June 26, 2015	46,184,222
EUR	1,435	Term Loan, 2.96%, Maturing July 3, 2015	2,062,983
EUR	1,822	Term Loan, 3.93%, Maturing March 4, 2016	2,498,715
UPC Broadband Holding B.V.
	5,061	Term Loan, 3.74%, Maturing December 30, 2016	5,081,731
EUR	41,765	Term Loan, 4.71%, Maturing December 31, 2016	61,480,867
	20,793	Term Loan, 3.74%, Maturing December 29, 2017	20,870,965
EUR	6,477	Term Loan, 4.96%, Maturing December 31, 2017	9,549,533
Virgin Media Investment Holding
GBP	950	Term Loan, 4.07%, Maturing June 30, 2015	1,593,775
GBP	8,657	Term Loan, 4.57%, Maturing December 31, 2015	14,527,407
YPSO Holding SA
EUR	9,323	Term Loan, 4.95%, Maturing June 16, 2014(3)	12,535,995
EUR	3,209	Term Loan, 5.11%, Maturing June 16, 2014(3)	4,315,646
EUR	5,237	Term Loan, 5.11%, Maturing June 16, 2014(3)	7,041,320
EUR	1,006	Term Loan, 5.61%, Maturing December 31, 2015(3)	1,344,461

			$594,879,448

Chemicals and Plastics — 5.0%

Arizona Chemical, Inc.
	6,100	Term Loan, 4.75%, Maturing November 21, 2016	$6,154,022
Brenntag Holding GmbH and Co. KG
EUR	799	Term Loan, 4.63%, Maturing December 10, 2013	1,192,848
	1,824	Term Loan, 3.72%, Maturing January 20, 2014	1,830,888
	10,152	Term Loan, 3.74%, Maturing January 20, 2014	10,190,416
GBP	1,200	Term Loan, 4.45%, Maturing January 20, 2014	1,994,398
EUR	3,434	Term Loan, 4.64%, Maturing January 20, 2014	5,125,493
EUR	1,057	Term Loan, 4.73%, Maturing January 20, 2014	1,581,413
EUR	828	Term Loan, 5.13%, Maturing January 19, 2015	1,236,544
EUR	32	Term Loan - Second Lien, 7.56%, Maturing July 17, 2015	48,022
EUR	230	Term Loan - Second Lien, 7.56%, Maturing July 17, 2015	344,161
British Vita UK, Ltd.
EUR	1,023	Term Loan, 6.55%, Maturing June 30, 2014(3)	1,507,537
Celanese Holdings, LLC
	9,287	Term Loan, 1.74%, Maturing April 2, 2014	9,317,998
	5,055	Term Loan, 3.30%, Maturing October 31, 2016	5,100,164
EUR	678	Term Loan, 4.18%, Maturing October 31, 2016	1,007,602
Chemtura Corp.
	8,200	Term Loan, 5.50%, Maturing August 27, 2016	8,292,250
General Chemical Corp.
	4,552	Term Loan, 5.00%, Maturing March 3, 2017	4,584,368
Hexion Specialty Chemicals, Inc.
	12,500	Term Loan, 2.25%, Maturing May 5, 2013	12,125,000
	1,194	Term Loan, 2.56%, Maturing May 6, 2013	1,187,243
	2,789	Term Loan, 2.56%, Maturing May 6, 2013	2,774,405
	13,566	Term Loan, 4.00%, Maturing May 5, 2015	13,519,553
	4,193	Term Loan, 4.06%, Maturing May 5, 2015	4,197,724
	6,969	Term Loan, 4.06%, Maturing May 5, 2015	6,944,625
	7,134	Term Loan, 4.06%, Maturing May 5, 2015	7,071,839
EUR	1,088	Term Loan, 4.97%, Maturing May 5, 2015	1,595,468
Houghton International, Inc.
	1,600	Revolving Loan, Maturing January 30, 2016(7)	1,544,000
	15,052	Term Loan, 6.75%, Maturing January 29, 2016	15,221,744
Huish Detergents, Inc.
	1,974	Term Loan, 1.98%, Maturing April 26, 2014	1,913,483
Huntsman International, LLC
	5,334	Term Loan, 1.74%, Maturing April 21, 2014	5,293,740
	5,333	Term Loan, 2.51%, Maturing June 30, 2016	5,309,055
	14,543	Term Loan, 2.77%, Maturing April 19, 2017	14,477,566
INEOS Group
	306	Term Loan, 7.00%, Maturing December 14, 2012	319,336
EUR	11,706	Term Loan, 7.50%, Maturing December 16, 2013	18,193,031
	24,315	Term Loan, 7.50%, Maturing December 16, 2013	25,219,245
EUR	12,456	Term Loan, 8.00%, Maturing December 16, 2014	19,359,197
	24,833	Term Loan, 8.00%, Maturing December 16, 2014	25,756,594
ISP Chemco, Inc.
	8,385	Term Loan, 1.75%, Maturing June 4, 2014	8,277,834
Kleopatra
GBP	509	Term Loan, Maturing January 3, 2016(7)	751,185
EUR	2,142	Term Loan, Maturing January 3, 2016(7)	2,824,108
	154	Term Loan, Maturing January 9, 2017(7)	135,192
MacDermid, Inc.
	5,596	Term Loan, 2.21%, Maturing April 12, 2014	5,568,046

See Notes to Financial Statements.
21

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Chemicals and Plastics (continued)

Millenium Inorganic Chemicals
	11,731	Term Loan, 2.56%, Maturing May 15, 2014	$11,716,081
Momentive Performance Materials
	4,800	Term Loan, 2.51%, Maturing December 4, 2013	4,770,000
EUR	9,948	Term Loan, 3.40%, Maturing December 4, 2013	14,421,449
	21,867	Term Loan, 3.75%, Maturing May 5, 2015	21,757,180
EUR	4,987	Term Loan, 4.65%, Maturing May 5, 2015	7,254,122
Nalco Co.
	11,567	Term Loan, 4.50%, Maturing October 5, 2017	11,687,367
Omnova Solutions, Inc.
	15,215	Term Loan, 5.75%, Maturing May 31, 2017	15,414,823
Rockwood Specialties Group, Inc.
	22,750	Term Loan, 3.75%, Maturing February 9, 2018	23,005,937
Solutia, Inc.
	5,000	Revolving Loan, 0.93%, Maturing March 17, 2015(2)	4,750,000
	22,876	Term Loan, 3.50%, Maturing August 1, 2017	23,068,320
Styron S.A.R.L.
	40,773	Term Loan, 6.00%, Maturing August 2, 2017	41,244,065
Tank Intermediate Holding Corp.
	9,000	Term Loan, 6.00%, Maturing April 15, 2016	9,090,000
Univar, Inc.
	55,189	Term Loan, 5.00%, Maturing June 30, 2017	55,677,068

			$502,943,749

Conglomerates — 2.3%

Aquilex Holdings, LLC
	1,764	Term Loan, 6.00%, Maturing April 1, 2016	$1,769,295
Goodman Global Holdings, Inc.
	18,118	Term Loan, 5.75%, Maturing October 28, 2016	18,305,259
ISS Holdings A/S
EUR	9,950	Term Loan, 3.15%, Maturing December 31, 2013	14,659,770
Jarden Corp.
	6,484	Term Loan, 3.24%, Maturing January 31, 2017	6,560,519
Johnson Diversey, Inc.
	12,812	Term Loan, 4.00%, Maturing November 24, 2015	12,868,020
Manitowoc Company, Inc. (The)
	9,462	Term Loan, 5.31%, Maturing November 6, 2013	9,489,306
	3,744	Term Loan, 8.00%, Maturing November 6, 2014	3,761,636
RBS Global, Inc.
	6,948	Term Loan, 2.50%, Maturing July 19, 2013	6,916,352
	30,406	Term Loan, 2.79%, Maturing July 19, 2013	30,405,552
RGIS Holdings, LLC
	937	Term Loan, 2.80%, Maturing April 30, 2014	924,279
	20,109	Term Loan, 2.81%, Maturing April 30, 2014	19,832,475
Service Master Co.
	3,020	Term Loan, 2.72%, Maturing July 24, 2014	2,976,642
	30,326	Term Loan, 2.76%, Maturing July 24, 2014	29,890,446
US Investigations Services, Inc.
	20,749	Term Loan, 3.06%, Maturing February 21, 2015	20,610,856
	5,533	Term Loan, 7.75%, Maturing February 21, 2015	5,578,145
Vertrue, Inc.
	5,447	Term Loan, 5.31%, Maturing August 16, 2014	4,902,423
Walter Industries, Inc.
	42,950	Term Loan, 4.00%, Maturing April 2, 2018	43,376,837

			$232,827,812

Containers and Glass Products — 2.6%

Berry Plastics Corp.
	25,056	Term Loan, 2.31%, Maturing April 3, 2015	$24,168,191
BWAY Corp.
	2,470	Term Loan, 4.50%, Maturing February 23, 2018	2,490,191
	27,822	Term Loan, 4.50%, Maturing February 23, 2018	28,074,112
Consolidated Container Co.
	15,235	Term Loan, 2.44%, Maturing March 28, 2014	14,905,329
Crown Americas, Inc.
EUR	1,699	Term Loan, 2.65%, Maturing November 15, 2012	2,507,161
Graham Packaging Holdings Co.
	18,858	Term Loan, 6.75%, Maturing April 5, 2014	19,061,004
	28,258	Term Loan, 6.00%, Maturing September 23, 2016	28,545,013
Graphic Packaging International, Inc.
	21,505	Term Loan, 2.29%, Maturing May 16, 2014	21,504,818
	10,073	Term Loan, 3.05%, Maturing May 16, 2014	10,103,679
Hilex Poly Co.
	4,875	Term Loan, 11.25%, Maturing November 16, 2015	4,875,000
JSG Acquisitions
EUR	2,964	Term Loan, 4.31%, Maturing December 1, 2014	4,417,401
EUR	2,580	Term Loan, 4.54%, Maturing December 31, 2014	3,844,013
Kranson Industries, Inc.
	1,591	Term Loan, 2.55%, Maturing July 31, 2013	1,560,314
OI European Group B.V.
EUR	11,939	Term Loan, 2.51%, Maturing June 14, 2013	17,461,677
Pelican Products, Inc.
	7,132	Term Loan, 5.00%, Maturing March 7, 2017	7,165,560

See Notes to Financial Statements.
22

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Containers and Glass Products (continued)

Reynolds Group Holdings, Inc.
	57,188	Term Loan, 4.25%, Maturing February 9, 2018	$57,580,699
Smurfit Kappa Acquisitions
EUR	45	Term Loan, 4.30%, Maturing November 21, 2013	67,754
EUR	45	Term Loan, 4.59%, Maturing November 21, 2013	67,766
EUR	97	Term Loan, 4.47%, Maturing December 31, 2014	145,280
EUR	97	Term Loan, 4.52%, Maturing December 31, 2014	145,267
Smurfit-Stone Container Corp.
	14,723	Term Loan, 6.75%, Maturing July 15, 2016	14,752,811

			$263,443,040

Cosmetics / Toiletries — 1.7%

Alliance Boots Holdings, Ltd.
GBP	32,000	Term Loan, 3.59%, Maturing July 5, 2015	$51,791,961
EUR	49,213	Term Loan, 4.20%, Maturing July 5, 2015	71,889,592
Bausch & Lomb, Inc.
	5,692	Term Loan, 3.46%, Maturing April 24, 2015	5,703,849
	25,104	Term Loan, 3.54%, Maturing April 24, 2015	25,157,095
Prestige Brands, Inc.
	18,067	Term Loan, 4.76%, Maturing March 24, 2016	18,221,783

			$172,764,280

Drugs — 1.1%

Axcan Pharma, Inc.
	20,374	Term Loan, 5.50%, Maturing February 10, 2017	$20,373,938
Graceway Pharmaceuticals, LLC
	11,587	Term Loan, 4.96%, Maturing May 3, 2012	7,010,178
Pharmaceutical Holdings Corp.
	282	Term Loan, 4.47%, Maturing January 30, 2012	280,213
Warner Chilcott Corp.
	24,000	Term Loan, 3.75%, Maturing March 17, 2016	24,106,872
	12,263	Term Loan, 4.25%, Maturing March 15, 2018	12,377,821
	24,526	Term Loan, 4.25%, Maturing March 15, 2018	24,755,643
WC Luxco S.A.R.L.
	16,861	Term Loan, 4.25%, Maturing March 15, 2018	17,019,504

			$105,924,169

Ecological Services and Equipment — 0.1%

BakerCorp.
	3,473	Term Loan, 4.80%, Maturing May 8, 2014	$3,461,813
Big Dumpster Merger Sub, Inc.
	1,614	Term Loan, 2.47%, Maturing February 5, 2013	1,368,881
Environmental Systems Products Holdings, Inc.
	273	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	253,231
Sensus Metering Systems, Inc.
	7,280	Term Loan, 7.00%, Maturing June 3, 2013	7,315,960
Synagro Technologies, Inc.
	990	Term Loan, 2.23%, Maturing April 2, 2014	937,757
Wastequip, Inc.
	679	Term Loan, 2.47%, Maturing February 5, 2013	576,371

			$13,914,013

Electronics / Electrical — 4.4%

Aspect Software, Inc.
	24,524	Term Loan, 6.25%, Maturing April 19, 2016	$24,739,082
Attachmate Corp.
	14,650	Term Loan, 6.50%, Maturing April 27, 2017	14,686,625
Bentley Systems, Inc.
	5,810	Term Loan, 5.75%, Maturing December 29, 2016	5,854,016
Christie/Aix, Inc.
	8,344	Term Loan, 5.25%, Maturing April 29, 2016	8,323,519
CPI International, Inc.
	10,499	Term Loan, 5.00%, Maturing February 9, 2017	10,603,674
Edwards (Cayman Island II), Ltd.
	7,481	Term Loan, 5.50%, Maturing May 31, 2016	7,506,185
	14,913	Term Loan, 5.50%, Maturing May 31, 2016	14,968,547
Fairchild Semiconductor Corp.
	10,626	Term Loan, 1.50%, Maturing June 26, 2013	10,605,614
FCI International S.A.S.
	552	Term Loan, 3.66%, Maturing November 1, 2013	548,746
	573	Term Loan, 3.66%, Maturing November 1, 2013	569,994
	2,436	Term Loan, 3.66%, Maturing November 1, 2013	2,422,920
	1,012	Term Loan, 3.68%, Maturing November 1, 2013	1,006,256
	2,000	Term Loan, Maturing November 1, 2013(7)	1,989,166
	552	Term Loan, 3.66%, Maturing October 31, 2014	548,746
	573	Term Loan, 3.66%, Maturing October 31, 2014	569,994
Freescale Semiconductor, Inc.
	39,523	Term Loan, 4.49%, Maturing December 1, 2016	39,591,194
Infor Enterprise Solutions Holdings
	1,281	Term Loan, 3.97%, Maturing July 28, 2012	1,269,275
	2,719	Term Loan, 3.97%, Maturing July 28, 2012	2,692,809
	18,313	Term Loan, 5.97%, Maturing July 28, 2015	17,946,843
	40,209	Term Loan, 5.97%, Maturing July 28, 2015	39,989,291
EUR	2,872	Term Loan, 6.15%, Maturing July 28, 2015	4,172,120
	550	Term Loan - Second Lien, 6.46%, Maturing March 2, 2014	503,250

See Notes to Financial Statements.
23

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Electronics / Electrical (continued)

	950	Term Loan - Second Lien, 6.46%, Maturing March 2, 2014	$873,704
Microsemi Corp.
	11,396	Term Loan, 4.00%, Maturing November 2, 2017	11,481,911
Network Solutions, LLC
	9,827	Term Loan, 2.47%, Maturing March 7, 2014	9,716,257
NXP B.V.
	40,450	Term Loan, 4.50%, Maturing March 7, 2017	40,930,344
Open Solutions, Inc.
	9,977	Term Loan, 2.40%, Maturing January 23, 2014	8,941,451
RBS Worldpay, Inc.
GBP	14,500	Term Loan, 6.76%, Maturing October 2, 2017	24,300,797
	3,500	Term Loan, 6.25%, Maturing October 15, 2017	3,515,313
Sensata Technologies B.V.
EUR	11,321	Term Loan, 3.36%, Maturing April 26, 2013	16,615,726
Sensata Technologies Finance Co.
	39,549	Term Loan, 2.02%, Maturing April 26, 2013	39,381,171
Shield Finance Co. S.A.R.L.
	6,929	Term Loan, 7.75%, Maturing June 15, 2016	6,998,006
Spansion, LLC
	5,515	Term Loan, 6.25%, Maturing January 8, 2015	5,560,809
Spectrum Brands, Inc.
	38,978	Term Loan, 5.01%, Maturing June 17, 2016	39,479,242
SS&C Technologies, Inc.
	2,636	Term Loan, 2.29%, Maturing November 23, 2012	2,649,101
VeriFone, Inc.
	1,799	Term Loan, 2.97%, Maturing October 31, 2013	1,776,020
Vertafore, Inc.
	18,723	Term Loan, 5.25%, Maturing July 29, 2016	18,857,657

			$442,185,375

Equipment Leasing — 0.7%

Hertz Corp.
	26,150	Term Loan, 3.75%, Maturing March 9, 2018	$26,095,530
	40,925	Term Loan, 3.75%, Maturing March 9, 2018	41,345,627

			$67,441,157

Farming / Agriculture — 0.2%

Earthbound Farm Holdings III, LLC
	6,284	Term Loan, 6.50%, Maturing December 21, 2016	$6,386,369
WM. Bolthouse Farms, Inc.
	12,778	Term Loan, 5.50%, Maturing February 11, 2016	12,887,474

			$19,273,843

Financial Intermediaries — 3.2%

Asset Acceptance Capital Corp.
	11,712	Term Loan, 3.81%, Maturing June 5, 2013	$11,653,584
Citco III, Ltd.
	2,088	Term Loan, 4.21%, Maturing May 25, 2013	2,087,938
	32,524	Term Loan, 4.46%, Maturing June 30, 2014	32,524,224
Fidelity National Information Services, Inc.
	17,462	Term Loan, 5.25%, Maturing July 18, 2016	17,615,045
First Data Corp.
	5,983	Term Loan, 2.96%, Maturing September 24, 2014	5,693,136
	8,474	Term Loan, 2.96%, Maturing September 24, 2014	8,063,061
	10,401	Term Loan, 2.96%, Maturing September 24, 2014	9,896,695
	15,843	Term Loan, 4.21%, Maturing March 23, 2018	15,055,996
Grosvenor Capital Management
	8,974	Term Loan, 4.25%, Maturing December 5, 2016	8,974,090
HarbourVest Partners, LLC
	10,284	Term Loan, 6.25%, Maturing December 14, 2016	10,373,749
Interactive Data Corp.
	35,223	Term Loan, 4.75%, Maturing February 12, 2018	35,505,830
Jupiter Asset Management Group
GBP	4,093	Term Loan, 4.57%, Maturing March 17, 2015	6,830,245
LPL Holdings, Inc.
	7,498	Term Loan, 2.03%, Maturing June 28, 2013	7,510,814
	23,603	Term Loan, 4.25%, Maturing June 25, 2015	23,759,913
	15,382	Term Loan, 5.25%, Maturing June 28, 2017	15,554,960
MSCI, Inc.
	32,545	Term Loan, 3.75%, Maturing March 14, 2017	32,901,021
Nuveen Investments, Inc.
	19,231	Term Loan, 3.29%, Maturing November 13, 2014	18,699,134
	19,707	Term Loan, 5.79%, Maturing May 12, 2017	19,803,950
RJO Holdings Corp. (RJ O’Brien)
	63	Term Loan, 6.24%, Maturing December 10, 2015(5)	51,598
	1,995	Term Loan, 6.24%, Maturing December 10, 2015(5)	1,655,718
Towergate Finance, PLC
GBP	10,250	Term Loan, 6.50%, Maturing August 4, 2017	16,778,664
Travelex America Holdings, Inc.
	423	Term Loan, 2.93%, Maturing October 31, 2013	422,418
	8,577	Term Loan, 2.93%, Maturing October 31, 2013	8,564,721
	423	Term Loan, 3.43%, Maturing October 31, 2014	422,418
	8,577	Term Loan, 3.43%, Maturing October 31, 2014	8,564,721

			$318,963,643

See Notes to Financial Statements.
24

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Products — 2.7%

Acosta, Inc.
	25,675	Term Loan, 4.75%, Maturing March 1, 2018	$25,888,950
American Seafoods Group, LLC
	8,198	Term Loan, 4.25%, Maturing March 8, 2018	8,218,284
Autobar BV
EUR	424	Term Loan, 6.21%, Maturing October 6, 2017	631,439
EUR	2,576	Term Loan, 6.21%, Maturing October 6, 2017	3,838,988
BL Marketing, Ltd.
GBP	3,500	Term Loan, 2.38%, Maturing December 31, 2013	5,652,568
GBP	2,500	Term Loan - Second Lien, 5.59%, Maturing June 30, 2015	3,987,960
Dean Foods Co.
	31,979	Term Loan, 1.81%, Maturing April 2, 2014	31,199,738
	9,076	Term Loan, 3.50%, Maturing April 2, 2014	8,990,192
Dole Food Company, Inc.
	11,323	Term Loan, 5.22%, Maturing March 2, 2017	11,446,114
	4,559	Term Loan, 5.50%, Maturing March 2, 2017	4,608,401
Farley’s & Sathers Candy Company, Inc.
	9,500	Term Loan, 6.50%, Maturing March 30, 2018	9,547,500
Liberator Midco, Ltd.
GBP	8,500	Term Loan, Maturing April 29, 2016(7)	14,197,973
EUR	2,000	Term Loan, 5.95%, Maturing April 30, 2016	2,984,517
Lion Polaris S.A.S.
EUR	5,000	Term Loan, 5.32%, Maturing September 14, 2016	7,464,382
EUR	5,269	Term Loan, 5.32%, Maturing September 14, 2017	7,860,396
Michael Foods Holdings, Inc.
	22,762	Term Loan, 4.25%, Maturing February 23, 2018	22,986,699
Picard
EUR	1,231	Term Loan, 5.32%, Maturing September 14, 2017	1,836,282
Pierre Foods, Inc.
	15,748	Term Loan, 7.00%, Maturing September 30, 2016	15,889,443
Pinnacle Foods Finance, LLC
	4,000	Revolving Loan, 0.83%, Maturing April 2, 2013(2)	3,720,000
	38,672	Term Loan, 2.74%, Maturing April 2, 2014	38,609,132
	5,744	Term Loan, 6.00%, Maturing April 2, 2014	5,820,347
United Biscuits
GBP	3,961	Term Loan, 2.88%, Maturing December 15, 2014	6,479,057
GBP	1,500	Term Loan - Second Lien, 4.63%, Maturing June 15, 2016	2,434,536
Windsor Quality Food Co., Ltd.
	21,384	Term Loan, 5.00%, Maturing February 16, 2017	21,462,330

			$265,755,228

Food Service — 5.0%

Aramark Corp.
	958	Term Loan, 2.18%, Maturing January 26, 2014	$943,138
	3,210	Term Loan, 2.12%, Maturing January 27, 2014	3,193,002
	25,506	Term Loan, 2.18%, Maturing January 27, 2014	25,368,301
	4,327	Term Loan, 3.49%, Maturing July 26, 2016	4,339,337
	45,564	Term Loan, 3.56%, Maturing July 26, 2016	45,694,049
Buffets, Inc.
	9,138	Term Loan, 12.00%, Maturing April 21, 2015(3)	8,303,851
	1,183	Term Loan, 7.56%, Maturing April 22, 2015(3)	898,823
Burger King Corp.
	68,162	Term Loan, 4.50%, Maturing October 19, 2016	68,210,150
EUR	9,975	Term Loan, 4.75%, Maturing October 19, 2016	14,876,047
CBRL Group, Inc.
	364	Term Loan, 1.82%, Maturing April 29, 2013	363,895
	3,577	Term Loan, 1.82%, Maturing April 29, 2013	3,576,209
	220	Term Loan, 2.82%, Maturing April 27, 2016	220,329
	2,285	Term Loan, 2.82%, Maturing April 27, 2016	2,289,021
Darling International, Inc.
	2,400	Term Loan, 5.00%, Maturing December 16, 2016	2,421,000
Del Monte Corp.
	86,600	Term Loan, 4.50%, Maturing March 8, 2018	87,080,110
Denny’s, Inc.
	12,385	Term Loan, 5.25%, Maturing February 24, 2017	12,504,825
DineEquity, Inc.
	20,667	Term Loan, 4.25%, Maturing October 19, 2017	20,939,840
Dunkin Brands, Inc.
	49,416	Term Loan, 4.25%, Maturing November 23, 2017	49,852,285
JRD Holdings, Inc.
	6,459	Term Loan, 2.47%, Maturing July 2, 2014	6,426,474
OSI Restaurant Partners, LLC
	5,937	Term Loan, 2.28%, Maturing June 14, 2013	5,834,029
	60,883	Term Loan, 2.50%, Maturing June 14, 2014	59,829,085
QCE Finance, LLC
	9,533	Term Loan, 4.96%, Maturing May 5, 2013	9,041,179
Sagittarius Restaurants, LLC
	8,700	Term Loan, 7.52%, Maturing May 18, 2015	8,754,847
Selecta
CHF	18,405	Term Loan, 2.45%, Maturing July 2, 2015	19,442,118

See Notes to Financial Statements.
25

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Service (continued)

SSP Financing, Ltd.
	5,115	Term Loan, 1.81%, Maturing December 17, 2016	$4,623,067
U.S. Foodservice, Inc.
	28,290	Term Loan, 2.71%, Maturing July 3, 2014	27,429,241
Wendy’s/Arby’s Restaurants, LLC
	8,306	Term Loan, 5.00%, Maturing May 24, 2017	8,375,650

			$500,829,902

Food / Drug Retailers — 3.2%

General Nutrition Centers, Inc.
	46,650	Term Loan, 4.25%, Maturing March 2, 2018	$46,868,369
NBTY, Inc.
	79,967	Term Loan, 4.25%, Maturing October 2, 2017	80,641,888
Pantry, Inc. (The)
	60	Term Loan, 1.97%, Maturing May 15, 2014	59,431
	6,539	Term Loan, 1.97%, Maturing May 15, 2014	6,457,201
Rite Aid Corp.
	68,514	Term Loan, 1.98%, Maturing June 4, 2014	66,137,929
	28,061	Term Loan, 4.50%, Maturing February 28, 2018	27,997,078
Roundy’s Supermarkets, Inc.
	42,080	Term Loan, 7.00%, Maturing November 3, 2013	42,264,341
	2,500	Term Loan - Second Lien, 10.00%, Maturing April 18, 2016	2,532,812
Supervalu, Inc.
	4,875	Term Loan, 1.59%, Maturing June 1, 2012	4,872,192
	2,839	Term Loan, 3.46%, Maturing October 5, 2015	2,846,435
	41,050	Term Loan, Maturing April 28, 2018(7)	40,844,750

			$321,522,426

Forest Products — 0.4%

Georgia-Pacific Corp.
	3,894	Term Loan, 2.31%, Maturing December 20, 2012	$3,900,110
	29,021	Term Loan, 2.31%, Maturing December 21, 2012	29,063,391
	10,360	Term Loan, 3.56%, Maturing December 23, 2014	10,420,851

			$43,384,352

Health Care — 11.9%

1-800-Contacts, Inc.
	7,657	Term Loan, 7.70%, Maturing March 4, 2015	$7,694,953
Alliance Healthcare Services
	11,777	Term Loan, 5.50%, Maturing June 1, 2016	11,836,236
AMR HoldCo, Inc.
	4,875	Term Loan, 3.22%, Maturing April 8, 2015	4,879,573
Ardent Medical Services, Inc.
	10,514	Term Loan, 6.50%, Maturing September 15, 2015	10,575,102
Ascend Learning
	13,317	Term Loan, 7.75%, Maturing December 6, 2016	13,338,824
Aveta Holdings, LLC
	6,710	Term Loan, 8.50%, Maturing April 14, 2015	6,765,958
	6,710	Term Loan, 8.50%, Maturing April 14, 2015	6,765,958
Biomet, Inc.
	65,043	Term Loan, 3.28%, Maturing March 25, 2015	65,055,712
EUR	2,870	Term Loan, 4.13%, Maturing March 25, 2015	4,256,104
Cardinal Health 409, Inc.
	15,321	Term Loan, 2.46%, Maturing April 10, 2014	14,959,120
Carestream Health, Inc.
	22,175	Term Loan, 5.00%, Maturing February 25, 2017	20,814,009
Carl Zeiss Vision Holding GmbH
EUR	7,534	Term Loan, 2.73%, Maturing October 24, 2014	10,033,721
EUR	837	Term Loan, 4.00%, Maturing September 30, 2019	993,453
Catalina Marketing Corp.
	7,973	Term Loan, 2.96%, Maturing October 1, 2014	7,932,867
CDRL MS, Inc.
	7,420	Term Loan, 6.75%, Maturing September 29, 2016	7,497,349
Community Health Systems, Inc.
	3,932	Term Loan, 2.56%, Maturing July 25, 2014	3,843,743
	89,784	Term Loan, 2.56%, Maturing July 25, 2014	87,763,544
	29,407	Term Loan, 3.81%, Maturing January 25, 2017	28,990,359
ConvaTec, Inc.
EUR	7,481	Term Loan, 5.75%, Maturing December 22, 2016	11,141,799
	17,843	Term Loan, 5.75%, Maturing December 22, 2016	17,934,810
CRC Health Corp.
	30,015	Term Loan, 4.81%, Maturing November 16, 2015	29,490,054
Dako EQT Project Delphi
EUR	3,099	Term Loan, 3.33%, Maturing May 31, 2016	4,468,922
	1,568	Term Loan, 2.43%, Maturing June 12, 2016	1,521,253
DaVita, Inc.
	26,957	Term Loan, 4.50%, Maturing October 20, 2016	27,243,645
DJO Finance, LLC
	16,301	Term Loan, 3.21%, Maturing May 20, 2014	16,260,401
Emdeon Business Services, LLC
	8,955	Term Loan, 4.50%, Maturing November 18, 2013	9,010,969
Fenwal, Inc.
	499	Term Loan, 2.56%, Maturing February 28, 2014	470,640
	2,909	Term Loan, 2.56%, Maturing February 28, 2014	2,745,202

See Notes to Financial Statements.
26

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

Fresenius SE
	935	Term Loan, 3.50%, Maturing September 10, 2014	$937,026
	1,910	Term Loan, 3.50%, Maturing September 10, 2014	1,918,919
Grifols SA
	31,100	Term Loan, Maturing November 23, 2016(7)	31,444,837
Hanger Orthopedic Group, Inc.
	20,060	Term Loan, 4.00%, Maturing December 1, 2016	20,177,057
Harvard Drug Group, LLC
	345	Term Loan, 6.50%, Maturing April 8, 2016	344,505
	2,505	Term Loan, 6.50%, Maturing April 8, 2016	2,505,495
HCA, Inc.
	44,850	Term Loan, 2.56%, Maturing November 18, 2013	44,837,411
	59,269	Term Loan, 3.56%, Maturing March 31, 2017	59,425,155
Health Management Associates, Inc.
	54,310	Term Loan, 2.06%, Maturing February 28, 2014	53,621,318
Iasis Healthcare, LLC
	248	Term Loan, 2.21%, Maturing March 14, 2014	248,477
	905	Term Loan, 2.21%, Maturing March 14, 2014	906,162
	2,616	Term Loan, 2.21%, Maturing March 14, 2014	2,617,947
	21,350	Term Loan, 5.00%, Maturing May 17, 2018	21,243,250
Ikaria Acquisition, Inc.
	2,993	Term Loan, 7.00%, Maturing May 16, 2016	2,951,353
IM U.S. Holdings, LLC
	11,626	Term Loan, 2.23%, Maturing June 26, 2014	11,506,360
IMS Health, Inc.
	13,192	Term Loan, 4.50%, Maturing August 25, 2017	13,286,465
EUR	1,980	Term Loan, 5.00%, Maturing August 25, 2017	2,932,139
inVentiv Health, Inc.
	9,417	Term Loan, 1.63%, Maturing August 4, 2016(2)	9,463,750
	4,697	Term Loan, 4.75%, Maturing August 4, 2016	4,722,981
	11,879	Term Loan, 4.75%, Maturing August 14, 2016	11,968,337
Kindred Healthcare, Inc.
	22,825	Term Loan, Maturing April 9, 2018(7)	22,789,347
Lifepoint Hospitals, Inc.
	15,498	Term Loan, 3.07%, Maturing April 15, 2015	15,548,630
MedAssets, Inc.
	26,061	Term Loan, 5.25%, Maturing November 16, 2016	26,332,613
MultiPlan, Inc.
	55,792	Term Loan, 4.75%, Maturing August 26, 2017	56,154,397
Mylan, Inc.
	4,394	Term Loan, 3.56%, Maturing October 2, 2014	4,419,498
Nyco Holdings
	10,759	Term Loan, 3.46%, Maturing December 29, 2013	10,622,910
	16,369	Term Loan, 4.21%, Maturing December 29, 2014	16,309,018
EUR	8,891	Term Loan, 5.20%, Maturing December 29, 2014	13,166,722
EUR	8,889	Term Loan, 5.70%, Maturing December 29, 2015	13,163,149
	16,398	Term Loan - Second Lien, 4.71%, Maturing December 29, 2015	16,337,498
Physiotherapy Associates, Inc.
	6,061	Term Loan, 7.50%, Maturing June 27, 2013	6,069,028
Prime Healthcare Services, Inc.
	29,810	Term Loan, 7.25%, Maturing April 22, 2015	29,288,451
RadNet Management, Inc.
	15,121	Term Loan, 5.75%, Maturing April 1, 2016	15,143,755
ReAble Therapeutics Finance, LLC
	8,732	Term Loan, 2.22%, Maturing November 18, 2013	8,729,043
RehabCare Group, Inc.
	3,979	Term Loan, 6.00%, Maturing November 24, 2015	4,005,975
Renal Advantage Holdings, Inc.
	9,651	Term Loan, 5.75%, Maturing December 16, 2016	9,768,437
Res-Care, Inc.
	14,007	Term Loan, 7.25%, Maturing December 22, 2016	14,024,196
Select Medical Holdings Corp.
	18,017	Term Loan, 4.06%, Maturing August 22, 2014	18,069,592
	1,001	Term Loan, 4.08%, Maturing August 22, 2014	1,004,741
Skillsoft Corp.
	3,914	Term Loan, 6.50%, Maturing May 26, 2017	3,982,032
Sunquest Information Systems, Inc.
	12,925	Term Loan, 6.25%, Maturing December 16, 2016	13,070,406
Sunrise Medical Holdings, Inc.
EUR	2,176	Term Loan, 6.75%, Maturing May 13, 2014	2,981,933
TriZetto Group, Inc. (The)
	14,946	Term Loan, 5.75%, Maturing August 4, 2015	15,007,867
	4,975	Term Loan, 6.50%, Maturing August 4, 2015	5,024,750
	20,550	Term Loan, Maturing May 2, 2018(7)	20,467,245
Universal Health Services, Inc.
	22,767	Term Loan, 4.00%, Maturing November 15, 2016	22,920,361
Vanguard Health Holding Co., LLC
	25,393	Term Loan, 5.00%, Maturing January 29, 2016	25,520,443
VWR Funding, Inc.
	51,559	Term Loan, 2.71%, Maturing June 30, 2014	50,796,370

			$1,192,061,631

See Notes to Financial Statements.
27

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Home Furnishings — 0.4%

Dometic Corp.
	914	Term Loan, 0.99%, Maturing September 5, 2013	$916,575
	2,057	Term Loan, 0.99%, Maturing September 5, 2013	2,062,293
	1,085	Term Loan, 3.46%, Maturing September 5, 2013(3)	1,087,883
Hunter Fan Co.
	3,081	Term Loan, 2.72%, Maturing April 16, 2014	2,973,042
National Bedding Co., LLC
	26,593	Term Loan, 3.81%, Maturing November 28, 2013	26,659,434
	4,500	Term Loan - Second Lien, 5.31%, Maturing February 28, 2014	4,443,750
Oreck Corp.
	797	Term Loan - Second Lien, 3.81%, Maturing March 19, 2016(5)	718,520
Sanitec Europe OY
EUR	3,464	Term Loan, 2.50%, Maturing June 24, 2016	4,541,195

			$43,402,692

Industrial Equipment — 2.2%

Alliance Laundry Systems, LLC
	1,923	Term Loan, 6.25%, Maturing September 30, 2016	$1,946,040
Brand Energy and Infrastructure Services, Inc.
	18,961	Term Loan, 2.56%, Maturing February 7, 2014	18,534,347
Brock Holdings III, Inc.
	14,100	Term Loan, 6.00%, Maturing March 16, 2017	14,152,875
Bucyrus International, Inc.
	10,530	Term Loan, 4.25%, Maturing February 19, 2016	10,600,649
EPD Holdings, (Goodyear Engineering Products)
	3,876	Term Loan, 2.72%, Maturing July 31, 2014	3,658,481
	23,560	Term Loan, 2.72%, Maturing July 31, 2014	22,240,971
	2,000	Term Loan - Second Lien, 5.96%, Maturing July 13, 2015	1,754,166
Excelitas Technologies Corp.
	5,970	Term Loan, 5.50%, Maturing November 23, 2016	5,999,850
	7,000	Term Loan, 0.50%, Maturing February 16, 2017(2)	7,035,000
Generac Acquisition Corp.
	10,205	Term Loan, 2.80%, Maturing November 11, 2013	10,178,917
Gleason Corp.
	7,589	Term Loan, 2.01%, Maturing June 30, 2013	7,551,202
Itron, Inc.
	506	Term Loan, 3.72%, Maturing April 18, 2014	509,294
Jason, Inc.
	417	Term Loan, 8.25%, Maturing September 21, 2014	417,508
	1,056	Term Loan, 8.25%, Maturing September 21, 2014	1,058,159
JMC Steel Group, Inc.
	20,825	Term Loan, 4.75%, Maturing April 3, 2017	20,920,274
Kinetek Acquisition Corp.
	303	Term Loan, 3.16%, Maturing November 11, 2013	294,064
	2,989	Term Loan, 3.16%, Maturing November 11, 2013	2,899,364
KION Group GmbH
	11,698	Term Loan, 3.71%, Maturing December 23, 2014(3)	11,429,393
EUR	449	Term Loan, 4.90%, Maturing December 23, 2014(3)	654,030
EUR	589	Term Loan, 4.65%, Maturing December 29, 2014(3)	858,650
	11,698	Term Loan, 3.96%, Maturing December 23, 2015(3)	11,429,392
EUR	570	Term Loan, 4.95%, Maturing December 29, 2015(3)	831,851
EUR	422	Term Loan, 5.15%, Maturing December 29, 2015(3)	615,385
Pinafore, LLC
	33,334	Term Loan, 4.25%, Maturing September 29, 2016	33,692,428
Polypore, Inc.
	2,000	Revolving Loan, 0.54%, Maturing July 3, 2013(2)	1,820,000
	22,502	Term Loan, 2.22%, Maturing July 3, 2014	22,304,637
EUR	1,073	Term Loan, 3.15%, Maturing July 3, 2014	1,565,001
Sequa Corp.
	1,989	Term Loan, 3.50%, Maturing December 3, 2014	1,976,203

			$216,928,131

Insurance — 1.3%

Alliant Holdings I, Inc.
	23,282	Term Loan, 3.31%, Maturing August 21, 2014	$23,165,415
	3,898	Term Loan, 6.75%, Maturing August 21, 2014	3,946,549
AmWINS Group, Inc.
	12,518	Term Loan, 2.82%, Maturing June 8, 2013	12,431,698
Applied Systems, Inc.
	13,292	Term Loan, 5.50%, Maturing December 8, 2016	13,385,832
CCC Information Services Group, Inc.
	12,700	Term Loan, 5.50%, Maturing November 11, 2015	12,786,933

See Notes to Financial Statements.
28

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Insurance (continued)

Conseco, Inc.
	15,968	Term Loan, 7.50%, Maturing September 30, 2016	$16,128,017
Crump Group, Inc.
	4,285	Term Loan, 3.22%, Maturing August 1, 2014	4,252,702
HUB International Holdings, Inc.
	2,774	Term Loan, 2.81%, Maturing June 13, 2014	2,755,445
	16,646	Term Loan, 2.81%, Maturing June 13, 2014	16,535,943
	3,472	Term Loan, 6.75%, Maturing June 13, 2014	3,482,975
U.S.I. Holdings Corp.
	19,897	Term Loan, 2.72%, Maturing May 5, 2014	19,697,754
	1,970	Term Loan, 7.00%, Maturing May 5, 2014	1,969,178

			$130,538,441

Leisure Goods / Activities / Movies — 3.9%

Alpha D2, Ltd.
	3,000	Term Loan, Maturing December 31, 2012(7)	$2,973,126
	11,808	Term Loan, 2.71%, Maturing December 31, 2013	11,529,963
	20,192	Term Loan, 2.71%, Maturing December 31, 2013	19,716,693
	5,000	Term Loan - Second Lien, 3.96%, Maturing June 30, 2014	4,855,000
AMC Entertainment, Inc.
	27,033	Term Loan, 3.46%, Maturing December 16, 2016	27,083,375
AMF Bowling Worldwide, Inc.
	2,697	Term Loan, 2.71%, Maturing June 8, 2013	2,433,840
Bombardier Recreational Products
	36,337	Term Loan, 2.79%, Maturing June 28, 2013	36,104,366
Carmike Cinemas, Inc.
	14,306	Term Loan, 5.50%, Maturing January 27, 2016	14,414,801
Cedar Fair, LP
	28,200	Term Loan, 4.00%, Maturing December 15, 2017	28,502,387
Cinemark, Inc.
	28,697	Term Loan, 3.52%, Maturing April 29, 2016	28,905,535
ClubCorp Club Operations, Inc.
	7,332	Term Loan, 6.00%, Maturing November 9, 2016	7,414,106
Deluxe Entertainment Services, Group, Inc.
	271	Term Loan, 6.25%, Maturing May 11, 2013	270,755
	4,179	Term Loan, 6.25%, Maturing May 11, 2013	4,168,430
Dh P Bidco, Ltd.
GBP	6,500	Term Loan, 6.08%, Maturing December 8, 2017	10,907,032
Fender Musical Instruments Corp.
	3,926	Term Loan, 2.47%, Maturing June 9, 2014	3,808,258
	1,126	Term Loan, 2.49%, Maturing June 9, 2014	1,092,260
Merlin Entertainment Group
	16,398	Term Loan, 5.21%, Maturing July 22, 2015	16,350,632
GBP	9,332	Term Loan, 5.62%, Maturing July 22, 2015	15,503,650
Miramax Film NY, LLC
	8,184	Term Loan, 7.75%, Maturing May 20, 2016	8,286,534
National CineMedia, LLC
	14,750	Term Loan, 1.81%, Maturing February 13, 2015	14,565,625
Odeon
GBP	624	Term Loan, 4.06%, Maturing April 2, 2015	1,034,597
GBP	624	Term Loan, 4.93%, Maturing April 2, 2016	1,034,597
Regal Cinemas Corp.
	22,199	Term Loan, 3.56%, Maturing August 23, 2017	22,282,534
Revolution Studios Distribution Co., LLC
	5,381	Term Loan, 3.97%, Maturing December 21, 2014	4,008,559
SeaWorld Parks & Entertainment, Inc.
	6,316	Term Loan, 2.96%, Maturing February 17, 2016	6,307,617
	25,437	Term Loan, 4.00%, Maturing August 17, 2017	25,659,293
Six Flags Theme Parks, Inc.
	27,944	Term Loan, 5.25%, Maturing June 30, 2016	28,217,129
Sram, LLC
	4,331	Term Loan, 5.01%, Maturing April 30, 2015	4,341,380
Universal City Development Partners, Ltd.
	19,384	Term Loan, 5.50%, Maturing November 6, 2014	19,590,065
Vue Entertainment Investment
EUR	1,000	Term Loan, 6.26%, Maturing December 9, 2017	1,489,790
Zuffa, LLC
	4,000	Revolving Loan, 1.76%, Maturing June 19, 2012(2)	3,908,400
	10,921	Term Loan, 2.25%, Maturing June 19, 2015	10,753,101

			$387,513,430

Lodging and Casinos — 2.5%

Ameristar Casinos, Inc.
	15,200	Term Loan, 4.00%, Maturing April 13, 2018	$15,358,779
Choctaw Resort Development Enterprise
	2,237	Term Loan, 8.25%, Maturing November 4, 2011	2,228,843
Full Moon Holdco 3, Ltd.
GBP	1,500	Term Loan, 4.56%, Maturing September 5, 2014	2,337,968
GBP	1,500	Term Loan, 5.14%, Maturing September 4, 2015	2,337,968
Gala Electric Casinos, Ltd.
EUR	2,698	Revolving Loan, 4.96%, Maturing September 28, 2012	3,865,695
GBP	6,117	Revolving Loan, 4.19%, Maturing October 26, 2012(2)	9,884,848
GBP	10,564	Term Loan, 4.74%, Maturing October 25, 2013	16,829,403

See Notes to Financial Statements.
29

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Lodging and Casinos (continued)

GBP	13,749	Term Loan, 5.38%, Maturing October 27, 2014	$21,902,877
GBP	1,178	Term Loan - Second Lien, 7.00%, Maturing April 27, 2015	1,793,863
Harrah’s Operating Co.
	16,051	Term Loan, 3.25%, Maturing January 28, 2015	15,074,161
	25,721	Term Loan, 3.27%, Maturing January 28, 2015	24,168,665
	19,500	Term Loan, 3.27%, Maturing January 28, 2015	18,323,175
	9,875	Term Loan, 9.50%, Maturing October 31, 2016	10,490,341
Herbst Gaming, Inc.
	3,607	Term Loan, 10.00%, Maturing December 31, 2015	3,759,347
Isle of Capri Casinos, Inc.
	11,525	Term Loan, 4.75%, Maturing November 1, 2013	11,621,038
Las Vegas Sands, LLC
	1,352	Term Loan, 2.00%, Maturing May 23, 2014	1,332,971
	6,590	Term Loan, 2.00%, Maturing May 23, 2014	6,497,525
	4,919	Term Loan, 3.00%, Maturing November 23, 2016	4,847,370
	9,636	Term Loan, 3.00%, Maturing November 23, 2016	9,489,090
LodgeNet Entertainment Corp.
	8,692	Term Loan, 6.50%, Maturing April 4, 2014	8,351,994
Penn National Gaming, Inc.
	32,983	Term Loan, 2.00%, Maturing October 3, 2012	32,981,103
Scandic Hotels
EUR	1,725	Term Loan, 3.39%, Maturing April 25, 2015	2,381,926
EUR	1,725	Term Loan, 3.76%, Maturing June 30, 2016	2,381,926
VML US Finance, LLC
	6,945	Term Loan, 4.72%, Maturing May 25, 2012	6,962,033
	7,137	Term Loan, 4.72%, Maturing May 27, 2013	7,154,225
	9,036	Term Loan, 4.72%, Maturing May 27, 2013	9,056,169

			$251,413,303

Nonferrous Metals / Minerals — 0.9%

Euramax International, Inc.
GBP	2	Term Loan, 14.00%, Maturing June 29, 2013(3)	$3,980
Fairmount Minerals, Ltd.
	36,375	Term Loan, 5.25%, Maturing March 1, 2017	36,619,404
Noranda Aluminum Acquisition
	4,080	Term Loan, 1.96%, Maturing May 18, 2014	4,051,539
Novelis, Inc.
	32,214	Term Loan, 4.00%, Maturing March 10, 2017	32,586,743
Oxbow Carbon and Mineral Holdings
	20,881	Term Loan, 3.80%, Maturing May 8, 2016	21,072,666

			$94,334,332

Oil and Gas — 1.7%

Big West Oil, LLC
	10,358	Term Loan, 7.00%, Maturing March 31, 2016	$10,513,263
CITGO Petroleum Corp.
	2,777	Term Loan, 8.00%, Maturing June 24, 2015	2,852,964
	23,089	Term Loan, 9.00%, Maturing June 23, 2017	24,306,009
Crestwood Holdings, LLC
	4,109	Term Loan, 10.50%, Maturing September 30, 2016	4,224,459
Dynegy Holdings, Inc.
	3,265	Term Loan, 4.03%, Maturing April 2, 2013	3,260,046
	57,078	Term Loan, 4.03%, Maturing April 2, 2013	56,993,102
MEG Energy Corp.
	15,050	Term Loan, 4.00%, Maturing March 16, 2018	15,208,341
Obsidian Natural Gas Trust
	31,986	Term Loan, 7.00%, Maturing November 2, 2015	32,945,521
SemGroup Corp.
	3,860	Term Loan, 5.67%, Maturing November 30, 2012	3,888,910
Sheridan Production Partners I, LLC
	772	Term Loan, 6.50%, Maturing April 20, 2017	777,677
	1,263	Term Loan, 6.50%, Maturing April 20, 2017	1,273,198
	9,534	Term Loan, 6.50%, Maturing April 20, 2017	9,608,450

			$165,851,940

Publishing — 3.8%

Aster Zweite Beteiligungs GmbH
	1,058	Term Loan, 4.71%, Maturing September 27, 2013	$1,055,896
	14,359	Term Loan, 4.71%, Maturing September 27, 2013	14,331,935
	234	Term Loan, Maturing September 27, 2013(7)	234,039
	414	Term Loan, Maturing September 27, 2013(7)	415,117
	2,740	Term Loan, 4.71%, Maturing December 31, 2014	2,734,644
EUR	708	Term Loan, 5.78%, Maturing December 31, 2014	1,053,329
EUR	792	Term Loan, 5.78%, Maturing December 31, 2014	1,176,728
Black Press US Partnership
	1,105	Term Loan, 2.31%, Maturing August 2, 2013	1,060,523
	1,820	Term Loan, 2.31%, Maturing August 2, 2013	1,746,743
Cengage Learning, Inc.
	24,192	Term Loan, 2.46%, Maturing July 3, 2014	23,331,489
GateHouse Media Operating, Inc.
	4,859	Term Loan, 2.22%, Maturing August 28, 2014	2,138,148
	15,484	Term Loan, 2.22%, Maturing August 28, 2014	6,812,768
	9,242	Term Loan, 2.47%, Maturing August 28, 2014	4,066,621
Getty Images, Inc.
	45,277	Term Loan, 5.25%, Maturing November 7, 2016	45,836,393

See Notes to Financial Statements.
30

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Publishing (continued)

Hanley-Wood, LLC
	7,256	Term Loan, 2.62%, Maturing March 8, 2014(5)	$4,644,000
IWCO Direct, Inc.
	1,657	Term Loan, 3.59%, Maturing August 5, 2014	1,435,506
	15,897	Term Loan, 3.59%, Maturing August 7, 2014	13,771,108
Lamar Media Corp.
	4,872	Term Loan, 3.00%, Maturing April 27, 2015	4,871,795
	5,326	Term Loan, 4.00%, Maturing December 30, 2016	5,357,291
Laureate Education, Inc.
	4,278	Term Loan, 3.52%, Maturing August 17, 2014	4,254,075
	28,712	Term Loan, 3.52%, Maturing August 17, 2014	28,550,523
	6,446	Term Loan, 7.00%, Maturing August 31, 2014	6,482,399
MediaNews Group, Inc.
	1,724	Term Loan, 8.50%, Maturing March 19, 2014	1,733,099
Merrill Communications, LLC
	11,854	Term Loan, 7.50%, Maturing December 24, 2012	11,854,240
Nelson Education, Ltd.
	284	Term Loan, 2.81%, Maturing July 5, 2014	260,985
Newspaper Holdings, Inc.
	18,203	Term Loan, 1.81%, Maturing July 24, 2014	15,563,946
Nielsen Finance, LLC
	39,226	Term Loan, 2.23%, Maturing August 9, 2013	39,141,765
	47,798	Term Loan, 3.73%, Maturing May 2, 2016	47,887,760
	9,786	Term Loan, 3.98%, Maturing May 2, 2016	9,840,182
SGS International, Inc.
	1,891	Term Loan, 3.96%, Maturing September 30, 2013	1,890,657
	935	Term Loan, 3.96%, Maturing September 30, 2013	935,472
Source Interlink Companies, Inc.
	1,779	Term Loan, 10.75%, Maturing June 18, 2012	1,778,854
	4,043	Term Loan, 10.75%, Maturing June 18, 2013	3,961,970
	1,494	Term Loan, 15.00%, Maturing March 18, 2014(3)	1,232,214
Springer Science+Business Media S.A.
EUR	6,265	Term Loan, 6.75%, Maturing June 30, 2015	9,371,880
	9,000	Term Loan, 6.75%, Maturing June 17, 2016	9,105,003
Star Tribune Co. (The)
	947	Term Loan, 8.00%, Maturing September 28, 2014	941,936
	841	Term Loan, 8.00%, Maturing September 29, 2014	837,276
Trader Media Corp.
GBP	11,879	Term Loan, 2.63%, Maturing March 23, 2015	19,127,411
Xsys, Inc.
EUR	2,750	Term Loan, 5.78%, Maturing September 27, 2013	4,088,437
EUR	2,690	Term Loan, 5.78%, Maturing September 27, 2014	3,998,839
	8,015	Term Loan, 2.71%, Maturing December 31, 2014	7,999,518
	10,823	Term Loan, 4.71%, Maturing December 31, 2014	10,802,646
EUR	1,000	Term Loan - Second Lien, 5.55%, Maturing September 27, 2015	1,491,025

			$379,206,185

Radio and Television — 2.6%

Block Communications, Inc.
	9,290	Term Loan, 2.21%, Maturing December 22, 2011	$9,197,359
Citadel Broadcasting Corp.
	4,950	Term Loan, 4.25%, Maturing December 30, 2016	4,957,405
CMP Susquehanna Corp.
	3,815	Revolving Loan, 0.50%, Maturing May 5, 2012(2)	3,681,237
	11,069	Term Loan, 2.25%, Maturing May 5, 2013	10,930,158
Cumulus Media, Inc.
	26,590	Term Loan, 3.46%, Maturing June 11, 2014	26,438,550
Entercom Communications Corp.
	3,000	Revolving Loan, 0.93%, Maturing June 30, 2012(2)	2,932,500
	12,445	Term Loan, 1.43%, Maturing June 30, 2012	12,294,985
Gray Television, Inc.
	2,597	Term Loan, 3.75%, Maturing December 31, 2014	2,584,870
HIT Entertainment, Inc.
	1,431	Term Loan, 5.56%, Maturing June 1, 2012	1,418,617
Hubbard Radio, LLC
	5,500	Term Loan, 5.25%, Maturing April 12, 2017	5,568,750
Live Nation Worldwide, Inc.
	35,471	Term Loan, 4.50%, Maturing November 7, 2016	35,681,758
Local TV Finance, LLC
	6,825	Term Loan, 2.37%, Maturing May 7, 2013	6,692,414
Mission Broadcasting, Inc.
	3,784	Term Loan, 5.00%, Maturing September 30, 2016	3,793,117
	5,000	Term Loan, Maturing September 30, 2016(7)	5,037,500
New Young Broadcasting Holding Co., Inc.
	2,053	Term Loan, 8.00%, Maturing June 30, 2015	2,075,131
Nexstar Broadcasting, Inc.
	5,918	Term Loan, 5.00%, Maturing September 30, 2016	5,932,824

See Notes to Financial Statements.
31

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Radio and Television (continued)

Radio One, Inc.
	7,000	Term Loan, 7.50%, Maturing March 23, 2016	$7,137,081
Raycom TV Broadcasting, LLC
	9,060	Term Loan, 1.75%, Maturing June 25, 2014	8,901,337
Serpering Investments B.V.
EUR	2,000	Term Loan, Maturing September 30, 2017(7)	2,977,112
Tyrol Acquisition 2 SAS
EUR	7,800	Term Loan, 3.20%, Maturing January 30, 2015	10,501,166
EUR	7,800	Term Loan, 3.45%, Maturing January 29, 2016	10,501,166
Univision Communications, Inc.
	20,877	Term Loan, 2.21%, Maturing September 29, 2014	20,479,036
	41,701	Term Loan, 4.46%, Maturing March 31, 2017	40,859,379
Weather Channel
	16,010	Term Loan, 4.25%, Maturing February 13, 2017	16,194,997

			$256,768,449

Rail Industries — 0.1%

Kansas City Southern Railway Co.
	7,714	Term Loan, 2.04%, Maturing April 26, 2013	$7,718,681
	1,925	Term Loan, 1.76%, Maturing April 28, 2013	1,922,594

			$9,641,275

Retailers (Except Food and Drug) — 3.8%

Amscan Holdings, Inc.
	12,860	Term Loan, 6.75%, Maturing December 4, 2017	$12,992,130
Dollar General Corp.
	10,000	Term Loan, 2.97%, Maturing July 7, 2014	10,008,750
	2,500	Term Loan, 2.99%, Maturing July 7, 2014	2,502,338
FTD, Inc.
	6,223	Term Loan, 6.75%, Maturing August 26, 2014	6,261,596
Harbor Freight Tools USA, Inc.
	26,708	Term Loan, 6.50%, Maturing December 22, 2017	27,375,764
J Crew Operating Corp.
	39,621	Term Loan, 4.75%, Maturing March 7, 2018	39,599,857
Jo-Ann Stores, Inc.
	22,150	Term Loan, 4.75%, Maturing March 22, 2018	22,177,687
KKR My Best Friend UK Holdco.
GBP	2,000	Term Loan, 5.63%, Maturing January 24, 2017	3,369,096
Michaels Stores, Inc.
	31,592	Term Loan, 2.58%, Maturing October 31, 2013	31,363,190
	4,629	Term Loan, 4.83%, Maturing July 31, 2016	4,661,703
Neiman Marcus Group, Inc.
	35,178	Term Loan, 4.31%, Maturing April 6, 2016	35,292,477
Orbitz Worldwide, Inc.
	19,959	Term Loan, 3.25%, Maturing July 25, 2014	19,010,863
Pep Boys-Manny, Moe, & Jack (The)
	2,342	Term Loan, 2.31%, Maturing October 28, 2013	2,341,314
PETCO Animal Supplies, Inc.
	30,467	Term Loan, 4.50%, Maturing November 24, 2017	30,775,091
Phillips-Van Heusen Corp.
EUR	6,009	Term Loan, 3.92%, Maturing February 26, 2016	8,923,115
	5,072	Term Loan, 3.50%, Maturing May 6, 2016	5,145,238
Pilot Travel Centers, LLC
	32,675	Term Loan, 4.25%, Maturing March 30, 2018	32,940,484
Rent-A-Center, Inc.
	20	Term Loan, 1.97%, Maturing June 30, 2012	20,299
	7,255	Term Loan, 3.31%, Maturing March 31, 2015	7,273,052
Savers, Inc.
	20,587	Term Loan, 4.25%, Maturing March 3, 2017	20,746,125
Visant Holding Corp.
	16,963	Term Loan, 5.25%, Maturing December 31, 2016	17,066,311
Vivarte
EUR	87	Term Loan, 2.91%, Maturing March 9, 2015	123,456
EUR	337	Term Loan, 2.91%, Maturing March 9, 2015	480,058
EUR	8,886	Term Loan, 3.04%, Maturing March 9, 2015	12,676,635
EUR	8,886	Term Loan, 3.54%, Maturing March 8, 2016	12,676,635
EUR	87	Term Loan, 3.54%, Maturing May 29, 2016	123,443
EUR	337	Term Loan, 3.54%, Maturing May 29, 2016	480,058
EUR	13	Term Loan - Second Lien, 4.54%, Maturing September 8, 2016	17,832
EUR	88	Term Loan - Second Lien, 4.54%, Maturing September 8, 2016	117,073
EUR	900	Term Loan - Second Lien, 4.54%, Maturing September 8, 2016	1,204,175
Yankee Candle Company, Inc. (The)
	12,708	Term Loan, 2.22%, Maturing February 6, 2014	12,687,963

			$380,433,808

Steel — 0.0%(8)

Niagara Corp.
	3,494	Term Loan, 10.50%, Maturing June 29, 2014(5)	$3,319,675

			$3,319,675

Surface Transport — 0.4%

Rural/Metro Operating Company, LLC
	5,985	Term Loan, 6.00%, Maturing November 24, 2016	$6,029,888

See Notes to Financial Statements.
32

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Surface Transport (continued)

Swift Transportation Co., Inc.
	31,843	Term Loan, 6.00%, Maturing December 21, 2016	$32,247,709

			$38,277,597

Telecommunications — 4.1%

Alaska Communications Systems Holdings, Inc.
	14,189	Term Loan, 5.50%, Maturing October 21, 2016	$14,276,348
Asurion Corp.
	40,594	Term Loan, 3.25%, Maturing July 3, 2014	40,486,595
	18,395	Term Loan, 6.75%, Maturing March 31, 2015	18,705,916
BCM Luxembourg, Ltd.
EUR	5,451	Term Loan, 3.08%, Maturing September 30, 2014	7,412,662
EUR	5,451	Term Loan, 3.33%, Maturing September 30, 2015	7,413,288
Cellular South, Inc.
	2,929	Term Loan, 1.82%, Maturing May 29, 2014	2,914,433
	6,679	Term Loan, 1.98%, Maturing May 29, 2014	6,645,142
CommScope, Inc.
	34,650	Term Loan, 5.00%, Maturing January 14, 2018	35,047,020
Intelsat Jackson Holdings SA
	108,850	Term Loan, 5.25%, Maturing April 2, 2018	110,066,072
IPC Systems, Inc.
	4,311	Term Loan, 2.52%, Maturing May 31, 2014	4,256,868
GBP	325	Term Loan, 3.07%, Maturing May 31, 2014	536,410
Macquarie UK Broadcast Ventures, Ltd.
GBP	14,352	Term Loan, 2.88%, Maturing December 1, 2014	22,265,175
MetroPCS
	2,614	Term Loan, 4.07%, Maturing November 4, 2013	2,620,809
MetroPCS Wireless
	24,539	Term Loan, 4.00%, Maturing March 15, 2018	24,626,691
NTelos, Inc.
	7,647	Term Loan, 4.00%, Maturing August 7, 2015	7,686,275
Syniverse Technologies, Inc.
	30,274	Term Loan, 5.25%, Maturing December 21, 2017	30,621,006
Telesat Canada, Inc.
	4,701	Term Loan, 3.22%, Maturing October 31, 2014	4,703,909
	54,731	Term Loan, 3.22%, Maturing October 31, 2014	54,765,160
TowerCo Finance, LLC
	9,100	Term Loan, 5.25%, Maturing February 2, 2017	9,172,045
Windstream Corp.
	4,225	Term Loan, 3.02%, Maturing December 17, 2015	4,246,831

			$408,468,655

Utilities — 1.2%

BRSP, LLC
	10,850	Term Loan, 7.50%, Maturing June 4, 2014	$10,945,359
Calpine Corp.
	32,725	Term Loan, 4.50%, Maturing April 2, 2018	33,070,347
Covanta Energy Corp.
	887	Term Loan, 1.70%, Maturing February 10, 2014	881,229
	764	Term Loan, 1.81%, Maturing February 10, 2014	759,605
EquiPower Resources Holdings, LLC
	5,325	Term Loan, 5.75%, Maturing January 26, 2018	5,378,250
NRG Energy, Inc.
	8	Term Loan, 2.06%, Maturing February 1, 2013	7,945
	2,052	Term Loan, 2.06%, Maturing February 1, 2013	2,050,734
	14,311	Term Loan, 3.50%, Maturing August 31, 2015	14,444,230
	25,271	Term Loan, 3.56%, Maturing August 31, 2015	25,462,069
TXU Texas Competitive Electric Holdings Co., LLC
	36,113	Term Loan, 4.74%, Maturing October 10, 2017	28,998,415

			$121,998,183

Total Senior Floating-Rate Interests
(identified cost $9,394,154,784)			$9,535,567,713

Corporate Bonds & Notes — 2.3%

Principal
Amount*
(000’s omitted)		Security	Value

Aerospace and Defense — 0.1%

International Lease Finance Corp., Sr. Notes
	2,325	6.50%, 9/1/14(9)	$2,476,125
	2,325	6.75%, 9/1/16(9)	2,487,750
	2,325	7.125%, 9/1/18(9)	2,511,000

			$7,474,875

Broadcast Radio and Television — 0.0%(8)

Entravision Communications, Sr. Notes
	3,000	8.75%, 8/1/17	$3,232,500

			$3,232,500

Building and Development — 0.4%

AMO Escrow Corp., Sr. Notes
	15,340	11.50%, 12/15/17(9)	$16,643,900
Calcipar SA, Sr. Notes
	4,000	6.875%, 5/1/18(9)	4,120,000

See Notes to Financial Statements.
33

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Security	Value

Building and Development (continued)

Grohe Holding GmbH, Variable Rate
EUR	12,597	4.202%, 1/15/14(10)	$18,658,048

			$39,421,948

Cable and Satellite Television — 0.2%

Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, Sr. Notes
	1,000	7.50%, 3/15/19(9)	$1,030,000
Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, Sr. Notes, Variable Rate
EUR	5,000	5.469%, 3/15/18(9)	7,535,351
Virgin Media Finance PLC, Sr. Notes
	14,000	6.50%, 1/15/18	15,400,000

			$23,965,351

Chemicals and Plastics — 0.1%

Polymer Group, Inc., Sr. Notes
	5,000	7.75%, 2/1/19(9)	$5,225,000
Rhodia SA, Sr. Notes, Variable Rate
EUR	856	4.077%, 10/15/13(10)	1,275,900
Wellman Holdings, Inc., Sr. Sub. Notes
	1,131	5.00%, 1/29/19(3)(5)	0

			$6,500,900

Diversified Manufacturing Operations — 0.1%

Matalan Finance, Ltd., Sr. Notes
GBP	6,500	8.875%, 4/29/16(10)	$10,911,560

			$10,911,560

Ecological Services and Equipment — 0.0%(8)

Environmental Systems Product Holdings, Inc., Jr. Notes
	149	18.00%, 3/31/15(5)	$128,154

			$128,154

Electronics / Electrical — 0.2%

NXP BV/NXP Funding, LLC, Variable Rate
	19,234	3.028%, 10/15/13	$19,209,958

			$19,209,958

Financial Intermediaries — 0.3%

First Data Corp.
	5,000	7.375%, 6/15/19(9)	$5,118,750
UPCB Finance II, Ltd., Sr. Notes
EUR	11,500	6.375%, 7/1/20(9)	16,468,064
UPCB Finance III, Ltd., Sr. Notes
	13,275	6.625%, 7/1/20(9)	13,125,657

			$34,712,471

Health Care — 0.0%(8)

Accellent, Inc., Sr. Notes
	3,000	8.375%, 2/1/17	$3,228,750

			$3,228,750

Leisure Goods / Activities / Movies — 0.2%

MU Finance PLC, Sr. Notes
	10,000	8.375%, 2/1/17(9)	$10,900,000
NAI Entertainment Holdings, LLC, Sr. Notes
	7,500	8.25%, 12/15/17(9)	8,137,500

			$19,037,500

Utilities — 0.7%

Calpine Corp., Sr. Notes
	33,200	7.50%, 2/15/21(9)	$35,275,000
	31,100	7.875%, 1/15/23(9)	33,160,375

			$68,435,375

Total Corporate Bonds & Notes
(identified cost $217,601,855)			$236,259,342

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)		Security	Value

	$727	Alzette European CLO SA, Series 2004-1A, Class E2, 6.81%, 12/15/20(11)	$621,170
	1,316	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.428%, 6/15/29(9)(11)	1,326,562
	884	Avalon Capital Ltd. 3, Series 1A, Class D, 2.263%, 2/24/19(9)(11)	688,068
	1,129	Babson Ltd., Series 2005-1A, Class C1, 2.228%, 4/15/19(9)(11)	880,955
	1,510	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.328%, 1/15/19(9)(11)	995,402
	1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.762%, 8/11/16(9)(11)	1,253,552
	985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.81%, 3/8/17(11)	824,884

See Notes to Financial Statements.
34

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount
(000’s omitted)	Security	Value

$2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.228%, 1/15/18(9)(11)	$1,474,918

Total Asset-Backed Securities
(identified cost $10,004,048)		$8,065,511

Common Stocks — 0.7%

Shares	Security	Value

Automotive — 0.2%

88,506	Dayco Products, LLC (12)(13)	$5,000,589
207,032	Hayes Lemmerz International, Inc.(5)(12)(13)	12,214,888

		$17,215,477

Building and Development — 0.0%(8)

233,658	Contech Construction Holdings, Inc.(5)(12)(13)	$25,703
24,547	Lafarge Roofing(5)(12)(13)	0
24,547	Lafarge Roofing(5)(12)(13)	0
24,547	Lafarge Roofing(5)(12)(13)	0
3,646	United Subcontractors, Inc.(5)(12)(13)	369,392
22,273	WCI Communities, Inc.(5)(12)(13)	2,115,897

		$2,510,992

Chemicals and Plastics — 0.0%(8)

3,849	Vita Cayman II, Ltd.(12)(13)	$1,197,199
1,022	Wellman Holdings, Inc.(5)(12)(13)	0

		$1,197,199

Diversified Manufacturing — 0.0%(8)

381,639	MEGA Brands, Inc.(13)	$213,718

		$213,718

Ecological Services and Equipment — 0.0%(8)

2,484	Environmental Systems Products Holdings, Inc.(5)(13)(14)	$56,114

		$56,114

Financial Intermediaries — 0.0%(8)

692	RTS Investor Corp.(5)(12)(13)	$187,873

		$187,873

Food Service — 0.0%(8)

193,076	Buffets, Inc.(5)(13)	$796,438

		$796,438

Home Furnishings — 0.0%(8)

364	Dometic Corp.(5)(12)(13)	$1,782,877
14,217	Oreck Corp.(5)(12)(13)	962,917
235,094	Sanitec Europe Oy B Units(12)(13)	1,044,629
230,960	Sanitec Europe Oy E Units(5)(12)(13)	0

		$3,790,423

Leisure Goods / Activities/Movies — 0.1%

414,634	Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	$9,415,633

		$9,415,633

Lodging and Casinos — 0.0%(8)

206,125	Herbst Gaming, Inc.(5)(12)(13)	$960,543

		$960,543

Publishing — 0.3%

28,605	Ion Media Networks, Inc.(5)(12)(13)	$17,878,125
162,730	MediaNews Group, Inc.(5)(12)(13)	4,556,439
5,725	Source Interlink Companies, Inc.(5)(12)(13)	201,176
30,631	Star Tribune Media Holdings Co.(5)(13)	949,561
53,719	SuperMedia, Inc.(13)	276,116

		$23,861,417

Radio and Television — 0.1%

8,187	Cumulus Media, Inc. Class A(13)	$38,070
3,264	New Young Broadcasting Holding Co., Inc.(12)(13)	8,098,800

		$8,136,870

Total Common Stocks
(identified cost $36,356,896)		$68,342,697

Preferred Stocks — 0.0%(8)

Shares	Security	Value

Ecological Services and Equipment — 0.0%(8)

569	Environmental Systems Products Holdings, Inc., Series A(5)(13)(14)	$35,653

Total Preferred Stocks
(identified cost $9,958)		$35,653

See Notes to Financial Statements.
35

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%(8)

Shares	Security	Value

Radio and Television — 0.0%(8)

158	New Young Broadcasting Holding Co., Inc.(12)(13)	$392,037

		$392,037

Retailers (Except Food and Drug) — 0.0%

10,906	Oriental Trading Co., Inc.(5)(12)(13)	$0
11,964	Oriental Trading Co., Inc.(5)(12)(13)	0

		$0

Total Warrants
(identified cost $271,529)		$392,037

Short-Term Investments — 5.9%

Interest/
Principal
Amount
(000’s omitted)	Description	Value

$584,319	Eaton Vance Cash Reserves Fund, LLC, 0.16%(15)	$584,319,182
5,611	State Street Bank and Trust Euro Time Deposit, 0.01%, 5/2/11	5,610,652

Total Short-Term Investments
(identified cost $589,929,834)		$589,929,834

Total Investments — 104.1%
(identified cost $10,248,328,904)		$10,438,592,787

Less Unfunded Loan Commitments — (1.0)%		$(105,210,271)

Net Investments — 103.1%
(identified cost $10,143,118,633)		$10,333,382,516

Other Assets, Less Liabilities — (3.1)%		$(302,360,773)

Net Assets — 100.0%		$10,031,021,743

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. See Note 1G for description.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Currently the issuer is in default with respect to interest payments. Interest rate has been adjusted to reflect non-accrual status.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Defaulted matured security.

(7)	This Senior Loan will settle after April 30, 2011, at which time the interest rate will be determined.

(8)	Amount is less than 0.05%.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $170,833,929 or 1.7% of the Portfolio’s net assets.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2011.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Restricted security (see Note 5).

(15)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Financial Statements.
36

Floating Rate Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $9,558,799,451)	$9,749,063,334
Affiliated investment, at value (identified cost, $584,319,182)	584,319,182
Restricted cash*	40,086,251
Foreign currency, at value (identified cost, $69,425,988)	69,476,191
Interest receivable	32,315,052
Interest receivable from affiliated investment	88,456
Receivable for investments sold	16,152,584
Receivable for open forward foreign currency exchange contracts	207,208
Receivable for closed swap contracts	130,767
Prepaid expenses	284,317

Total assets	$10,492,123,342

Liabilities

Payable for investments purchased	$414,474,692
Payable for open forward foreign currency exchange contracts	41,840,491
Payable to affiliates:
Investment adviser fee	4,049,857
Trustees’ fees	4,208
Accrued expenses	732,351

Total liabilities	$461,101,599

Net Assets applicable to investors’ interest in Portfolio	$10,031,021,743

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$9,883,314,709
Net unrealized appreciation	147,707,034

Total	$10,031,021,743

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

See Notes to Financial Statements.
37

Floating Rate Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest and other income	$191,994,136
Interest allocated from affiliated investment	740,520
Expenses allocated from affiliated investment	(37,026)

Total investment income	$192,697,630

Expenses

Investment adviser fee	$20,435,159
Trustees’ fees and expenses	25,250
Custodian fee	801,383
Legal and accounting services	255,124
Miscellaneous	251,693

Total expenses	$21,768,609

Deduct —
Reduction of custodian fee	$766

Total expense reductions	$766

Net expenses	$21,767,843

Net investment income	$170,929,787

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$31,929,104
Investment transactions allocated from affiliated investment	11,260
Foreign currency and forward foreign currency exchange contract transactions	(34,572,957)

Net realized loss	$(2,632,593)

Change in unrealized appreciation (depreciation) —
Investments	$227,254,810
Foreign currency and forward foreign currency exchange contracts	(35,936,138)

Net change in unrealized appreciation (depreciation)	$191,318,672

Net realized and unrealized gain	$188,686,079

Net increase in net assets from operations	$359,615,866

See Notes to Financial Statements.
38

Floating Rate Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$170,929,787	$225,479,731
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(2,632,593)	(57,429,605)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	191,318,672	330,801,724

Net increase in net assets from operations	$359,615,866	$498,851,850

Capital transactions —
Contributions	$3,366,352,440	$2,328,739,026
Withdrawals	(191,842,290)	(625,035,217)

Net increase in net assets from capital transactions	$3,174,510,150	$1,703,703,809

Net increase in net assets	$3,534,126,016	$2,202,555,659

Net Assets

At beginning of period	$6,496,895,727	$4,294,340,068

At end of period	$10,031,021,743	$6,496,895,727

See Notes to Financial Statements.
39

Floating Rate Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.54	%(2)	0.57%	0.61%	0.70%	0.58%	0.54%
Net investment income	4.21	%(2)	4.43%	5.41%	6.50%	6.94%	6.44%
Portfolio Turnover	23	%(3)	39%	35%	7%	61%	50%

Total Return	4.77	%(3)	10.51%	27.54%	(22.24)%	4.62%	6.36%

Net assets, end of period (000’s omitted)	$10,031,022		$6,496,896	$4,294,340	$3,056,210	$6,851,600	$7,430,493

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.
40

Floating Rate Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Floating-Rate Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Low Duration Fund and Eaton Vance Short Term Real Return Fund held an interest of 81.2%, 6.8%, 9.5%, 1.4%, 0.5% and 0.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with

41

Floating Rate Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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Floating Rate Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion and 0.460% of average daily net assets of $10 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee amounted to $20,435,159 or 0.50% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, principal repayments on Senior Loans and paydowns, aggregated $5,118,818,244 and $1,811,461,065, respectively, for the six months ended April 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,146,325,063

Gross unrealized appreciation	$246,964,742
Gross unrealized depreciation	(59,907,289)

Net unrealized appreciation	$187,057,453

5 Restricted Securities

At April 30, 2011, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$56,114

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$35,653

Total Restricted Securities			$9,958		$91,767

(1)	Less than $0.50.

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for

43

Floating Rate Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/31/11	British Pound Sterling 5,296,539	United States Dollar 8,605,070	JPMorgan Chase Bank	$(239,013)
5/31/11	British Pound Sterling 66,220,389	United States Dollar 106,395,636	JPMorgan Chase Bank	(4,178,188)
5/31/11	Euro 197,938,540	United States Dollar 272,429,740	Citigroup Global Markets	(20,521,671)
5/31/11	Euro 3,000,000	United States Dollar 4,128,075	Deutsche Bank	(311,961)
5/31/11	Swiss Franc 1,081,285	United States Dollar 1,170,912	Deutsche Bank	(79,337)
5/31/11	Swiss Franc 15,759,153	United States Dollar 16,983,767	Deutsche Bank	(1,237,951)
6/30/11	British Pound Sterling 1,980,000	United States Dollar 3,226,309	Deutsche Bank	(78,552)
6/30/11	British Pound Sterling 43,765,735	United States Dollar 69,850,551	Goldman Sachs, Inc.	(3,199,793)
6/30/11	Euro 146,021,054	United States Dollar 205,142,059	HSBC Bank	(10,795,336)
7/29/11	British Pound Sterling 51,925,612	United States Dollar 85,436,585	JPMorgan Chase Bank	(1,198,689)
7/29/11	Euro 146,007,236	United States Dollar 215,936,672	Deutsche Bank	207,208

				$(41,633,283)

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $41,840,491. At April 30, 2011, the aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $40,086,251.

The non-exchange traded derivatives in which the Portfolio invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $207,208, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2011, the

44

Floating Rate Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by $207,208 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2011 was as follows:

	Fair Value

Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$207,208	(1)	$(41,840,491	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2011 was as follows:

	Realized Gain (Loss)		Change in Unrealized
	on Derivatives Recognized		Appreciation (Depreciation) on
Derivative	in Income		Derivatives Recognized in Income

Forward foreign currency exchange contracts	$(32,729,442	)(1)	$(34,927,048	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2011, which is indicative of the volume of this derivative type, was approximately $831,411,000.

7 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $538 million ($450 million prior to March 22, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to March 22, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9 Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of

45

Floating Rate Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$9,419,830,753	$10,526,689	$9,430,357,442
Corporate Bonds & Notes	—	236,131,188	128,154	236,259,342
Asset-Backed Securities	—	8,065,511	—	8,065,511
Common Stocks	527,904	24,756,850	43,057,943	68,342,697
Preferred Stocks	—	—	35,653	35,653
Warrants	—	392,037	—	392,037
Short-Term Investments	—	589,929,834	—	589,929,834

Total Investments	$527,904	$10,279,106,173	$53,748,439	$10,333,382,516

Forward Foreign Currency Exchange Contracts	$—	$207,208	$—	$207,208

Total	$527,904	$10,279,313,381	$53,748,439	$10,333,589,724

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(41,840,491)	$—	$(41,840,491)

Total	$—	$(41,840,491)	$—	$(41,840,491)

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Floating Rate Portfolio

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Notes to Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2010	$637,976	$148,541	$4,483,200	$131,518	$—	$5,401,235
Realized gains (losses)	401	—	596,739	46,943	—	644,083
Change in net unrealized appreciation (depreciation)*	1,456,842	(42,733)	19,993,828	(85,908)	—	21,322,029
Cost of purchases	4,989,903	27,420	1,306,274	—	—	6,323,597
Proceeds from sales	(46,418)	(25,531)	(1,550,819)	(56,900)	—	(1,679,668)
Accrued discount (premium)	30,355	20,457	—	—	—	50,812
Net transfers to Level 3**	3,457,630	—	18,228,721	—	—	21,686,351
Net transfers from Level 3**	—	—	—	—	—	—

Balance as of April 30, 2011	$10,526,689	$128,154	$43,057,943	$35,653	$—	$53,748,439

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2011*	$1,436,461	$(43,020)	$19,993,828	$(30,107)	$—	$21,357,162

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At April 30, 2011 the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

47

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

48

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of Floating Rate Portfolio, High Income Opportunities Portfolio and Boston Income Portfolio (the “Portfolios”), the portfolios in which Eaton Vance Floating-Rate & High Income Fund (the “Fund”) invests, each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. For the Portfolios, the Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolios, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

49

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolios and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

50

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Floating-Rate & High Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Floating Rate Portfolio

Scott H. Page President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate & High Income Fund and Floating Rate Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

51

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc. Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser of Floating Rate Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate & High Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

811-6/11	FRHSRC

Eaton Vance Government Obligations Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Government Obligations Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	29
Officers and Trustees	32
Important Notices	33

Eaton Vance
Government Obligations Fund
April 30, 2011
Portfolio Manager Susan Schiff, CFA
Performance 1

	Class A	Class B	Class C	Class I	Class R
Symbol	EVGOX	EMGOX	ECGOX	EIGOX	ERGOX
Inception Date	8/24/84	11/1/93	11/1/93	4/3/09	8/12/05

% Average Annual Total Returns at net asset value (NAV)

Six Months	-0.11	-0.48	-0.35	0.14	-0.25
One Year	3.46	2.70	2.84	3.86	3.34
Five Years	5.75	4.97	4.98	N.A.	5.49
Ten Years	4.70	3.92	3.89	N.A.	N.A.
Since Inception	6.94	4.34	4.26	4.38	4.96

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-4.85	-5.38	-1.33	0.14	-0.25
One Year	-1.51	-2.27	1.84	3.86	3.34
Five Years	4.72	4.64	4.98	N.A.	5.49
Ten Years	4.18	3.92	3.89	N.A.	N.A.

Since Inception	6.74	4.34	4.26	4.38	4.96

% Maximum Sales Charge	Class A	Class B	Class C	Class I	Class R

	4.75	5.00	1.00	None	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I	Class R

	1.15	1.90	1.90	0.90	1.40

Comparative Performance[3]					% Return

Barclays Capital U.S. Intermediate Government Index

Six Months					-0.93
One Year					4.12
Five Years					5.66
Ten Years					4.94

Lipper Short-Intermediate U.S. Government Funds Average*

Six Months					-0.28
One Year					2.84
Five Years					4.78
Ten Years					4.10

* Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Government Obligations Fund
April 30, 2011
Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Government Obligations Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus.

3.	Barclays Capital U.S. Intermediate Government Index is an unmanaged index of U.S. government bonds with maturities from one year up to (but not including) 10 years. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	The Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings. Fund profile is subject to change due to active management.

4

Eaton Vance
Government Obligations Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Class A	$1,000.00	$998.90	$5.65	1.14%
Class B	$1,000.00	$995.20	$9.35	1.89%
Class C	$1,000.00	$996.50	$9.36	1.89%
Class I	$1,000.00	$1,001.40	$4.42	0.89%
Class R	$1,000.00	$997.50	$6.88	1.39%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.71	1.14%
Class B	$1,000.00	$1,015.40	$9.44	1.89%
Class C	$1,000.00	$1,015.40	$9.44	1.89%
Class I	$1,000.00	$1,020.40	$4.46	0.89%
Class R	$1,000.00	$1,017.90	$6.95	1.39%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Government Obligations Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in Government Obligations Portfolio, at value (identified cost, $957,162,910)	$998,190,501
Receivable for Fund shares sold	2,325,962
Miscellaneous receivable	4,114

Total assets	$1,000,520,577

Liabilities

Payable for Fund shares redeemed	$15,948,402
Distributions payable	735,423
Payable to affiliates:
Distribution and service fees	413,619
Trustees’ fees	42
Accrued expenses	204,592

Total liabilities	$17,302,078

Net Assets	$983,218,499

Sources of Net Assets

Paid-in capital	$1,159,534,407
Accumulated net realized loss from Portfolio	(209,582,654)
Accumulated distributions in excess of net investment income	(7,760,845)
Net unrealized appreciation from Portfolio	41,027,591

Total	$983,218,499

Class A Shares

Net Assets	$593,537,428
Shares Outstanding	79,465,754
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.47
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$7.84

Class B Shares

Net Assets	$54,279,099
Shares Outstanding	7,267,984
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.47

Class C Shares

Net Assets	$283,730,478
Shares Outstanding	38,053,668
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.46

Class I Shares

Net Assets	$39,318,476
Shares Outstanding	5,267,006
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.47

Class R Shares

Net Assets	$12,353,018
Shares Outstanding	1,660,999
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.44

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Government Obligations Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest allocated from Portfolio	$21,054,105
Expenses allocated from Portfolio	(4,054,640)

Total investment income	$16,999,465

Expenses

Distribution and service fees
Class A	$788,330
Class B	354,560
Class C	1,582,668
Class R	31,758
Trustees’ fees and expenses	250
Custodian fee	18,734
Transfer and dividend disbursing agent fees	468,423
Legal and accounting services	22,216
Printing and postage	131,147
Registration fees	58,819
Miscellaneous	9,565

Total expenses	$3,466,470

Net investment income	$13,532,995

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$965,914
Financial futures contracts	3,353,690

Net realized gain	$4,319,604

Change in unrealized appreciation (depreciation) —
Investments	$(20,776,212)
Financial futures contracts	(1,433,986)

Net change in unrealized appreciation (depreciation)	$(22,210,198)

Net realized and unrealized loss	$(17,890,594)

Net decrease in net assets from operations	$(4,357,599)

See Notes to Financial Statements.
7

Eaton Vance
Government Obligations Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$13,532,995	$27,847,621
Net realized gain (loss) from investment transactions and financial futures contracts	4,319,604	(8,686,972)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(22,210,198)	32,006,722

Net increase (decrease) in net assets from operations	$(4,357,599)	$51,167,371

Distributions to shareholders —
From net investment income
Class A	$(12,791,405)	$(22,116,833)
Class B	(1,174,726)	(3,587,134)
Class C	(5,238,712)	(10,082,663)
Class I	(872,703)	(1,071,097)
Class R	(241,207)	(314,633)
Tax return of capital
Class A	—	(1,129,639)
Class B	—	(183,216)
Class C	—	(514,982)
Class I	—	(54,707)
Class R	—	(16,070)

Total distributions to shareholders	$(20,318,753)	$(39,070,974)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$94,274,836	$356,185,372
Class B	2,395,427	14,833,271
Class C	26,900,720	162,424,446
Class I	11,183,958	48,209,704
Class R	5,635,072	7,928,251
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	10,091,874	17,813,522
Class B	761,255	2,483,669
Class C	3,473,938	6,831,970
Class I	626,503	727,477
Class R	215,807	288,877
Cost of shares redeemed
Class A	(186,504,785)	(213,602,458)
Class B	(13,888,054)	(27,313,641)
Class C	(95,187,044)	(76,793,491)
Class I	(21,163,880)	(14,603,096)
Class R	(4,119,375)	(2,499,568)
Net asset value of shares exchanged
Class A	20,995,495	29,415,862
Class B	(20,995,495)	(29,415,862)

Net increase (decrease) in net assets from Fund share transactions	$(165,303,748)	$282,914,305

Net increase (decrease) in net assets	$(189,980,100)	$295,010,702

Net Assets

At beginning of period	$1,173,198,599	$878,187,897

At end of period	$983,218,499	$1,173,198,599

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(7,760,845)	$(975,087)

See Notes to Financial Statements.
8

Eaton Vance
Government Obligations Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$7.630		$7.540	$7.110	$7.160	$7.200	$7.340

Income (Loss) From Operations

Net investment income(1)	$0.104		$0.233	$0.267	$0.297	$0.300	$0.266
Net realized and unrealized gain (loss)	(0.114)		0.175	0.512	0.020	0.053	0.037

Total income (loss) from operations	$(0.010)		$0.408	$0.779	$0.317	$0.353	$0.303

Less Distributions

From net investment income	$(0.150)		$(0.303)	$(0.330)	$(0.367)	$(0.391)	$(0.424)
Tax return of capital	—		(0.015)	(0.019)	—	(0.002)	(0.019)

Total distributions	$(0.150)		$(0.318)	$(0.349)	$(0.367)	$(0.393)	$(0.443)

Net asset value — End of period	$7.470		$7.630	$7.540	$7.110	$7.160	$7.200

Total Return(2)	(0.11)	%(3)	5.54%	11.11%	4.45%	5.05%	4.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$593,537		$668,799	$472,147	$362,311	$245,687	$251,751
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.14	%(6)	1.15%	1.16%	1.19%	1.22%	1.20%
Net investment income	2.80	%(6)	3.08%	3.57%	4.09%	4.19%	3.69%
Portfolio Turnover of the Portfolio	0	%(3)(7)	22%	28%	19%	23%	2%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Amount is less than 0.5%.

See Notes to Financial Statements.
9

Eaton Vance
Government Obligations Fund

April 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$7.630		$7.540	$7.110	$7.160	$7.200	$7.340

Income (Loss) From Operations

Net investment income(1)	$0.076		$0.180	$0.214	$0.245	$0.247	$0.213
Net realized and unrealized gain (loss)	(0.113)		0.173	0.510	0.018	0.053	0.035

Total income (loss) from operations	$(0.037)		$0.353	$0.724	$0.263	$0.300	$0.248

Less Distributions

From net investment income	$(0.123)		$(0.250)	$(0.278)	$(0.313)	$(0.338)	$(0.369)
Tax return of capital	—		(0.013)	(0.016)	—	(0.002)	(0.019)

Total distributions	$(0.123)		$(0.263)	$(0.294)	$(0.313)	$(0.340)	$(0.388)

Net asset value — End of period	$7.470		$7.630	$7.540	$7.110	$7.160	$7.200

Total Return(2)	(0.48)	%(3)	4.76%	10.30%	3.67%	4.27%	3.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$54,279		$87,803	$126,123	$146,987	$162,159	$215,850
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.89	%(6)	1.90%	1.91%	1.94%	1.97%	1.95%
Net investment income	2.04	%(6)	2.39%	2.87%	3.37%	3.45%	2.95%
Portfolio Turnover of the Portfolio	0	%(3)(7)	22%	28%	19%	23%	2%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Amount is less than 0.5%.

See Notes to Financial Statements.
10

Eaton Vance
Government Obligations Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$7.610		$7.530	$7.100	$7.150	$7.190	$7.340

Income (Loss) From Operations

Net investment income(1)	$0.076		$0.176	$0.209	$0.243	$0.247	$0.217
Net realized and unrealized gain (loss)	(0.104)		0.167	0.515	0.020	0.053	0.021

Total income (loss) from operations	$(0.028)		$0.343	$0.724	$0.263	$0.300	$0.238

Less Distributions

From net investment income	$(0.122)		$(0.250)	$(0.278)	$(0.313)	$(0.338)	$(0.369)
Tax return of capital	—		(0.013)	(0.016)	—	(0.002)	(0.019)

Total distributions	$(0.122)		$(0.263)	$(0.294)	$(0.313)	$(0.340)	$(0.388)

Net asset value — End of period	$7.460		$7.610	$7.530	$7.100	$7.150	$7.190

Total Return(2)	(0.35)	%(3)	4.63%	10.31%	3.67%	4.27%	3.36%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$283,730		$356,084	$259,975	$171,302	$115,460	$129,963
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.89	%(6)	1.90%	1.91%	1.94%	1.97%	1.95%
Net investment income	2.04	%(6)	2.33%	2.80%	3.35%	3.45%	2.95%
Portfolio Turnover of the Portfolio	0	%(3)(7)	22%	28%	19%	23%	2%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Amount is less than 0.5%.

See Notes to Financial Statements.
11

Eaton Vance
Government Obligations Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	April 30, 2011		Year Ended	Period Ended
	(Unaudited)		October 31, 2010	October 31, 2009(1)

Net asset value — Beginning of period	$7.620		$7.540	$7.510

Income (Loss) From Operations

Net investment income(2)	$0.113		$0.242	$0.133
Net realized and unrealized gain (loss)	(0.103)		0.175	0.111

Total income from operations	$0.010		$0.417	$0.244

Less Distributions

From net investment income	$(0.160)		$(0.321)	$(0.202)
Tax return of capital	—		(0.016)	(0.012)

Total distributions	$(0.160)		$(0.337)	$(0.214)

Net asset value — End of period	$7.470		$7.620	$7.540

Total Return(3)	0.14	%(4)	5.67%	3.29	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$39,318		$49,617	$14,879
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.89	%(7)	0.90%	0.91	%(7)
Net investment income	3.04	%(7)	3.20%	3.06	%(7)
Portfolio Turnover of the Portfolio	0	%(4)(8)	22%	28	%(9)

(1)	For the period from the commencement of operations, April 3, 2009, to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	Amount is less than 0.5%.
(9)	For the Portfolio’s year ended October 31, 2009.

See Notes to Financial Statements.
12

Eaton Vance
Government Obligations Fund

April 30, 2011

Financial Highlights — continued

	Class R

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$7.600		$7.510	$7.090	$7.130	$7.170	$7.320

Income (Loss) From Operations

Net investment income(1)	$0.094		$0.211	$0.239	$0.276	$0.280	$0.214
Net realized and unrealized gain (loss)	(0.114)		0.177	0.510	0.032	0.054	0.060

Total income (loss) from operations	$(0.020)		$0.388	$0.749	$0.308	$0.334	$0.274

Less Distributions

From net investment income	$(0.140)		$(0.284)	$(0.311)	$(0.348)	$(0.372)	$(0.405)
Tax return of capital	—		(0.014)	(0.018)	—	(0.002)	(0.019)

Total distributions	$(0.140)		$(0.298)	$(0.329)	$(0.348)	$(0.374)	$(0.424)

Net asset value — End of period	$7.440		$7.600	$7.510	$7.090	$7.130	$7.170

Total Return(2)	(0.25	)%(3)	5.28%	10.70%	4.33%	4.79%	3.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,353		$10,895	$5,065	$827	$245	$235
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.39	%(6)	1.40%	1.41%	1.44%	1.47%	1.45%
Net investment income	2.54	%(6)	2.80%	3.20%	3.82%	3.93%	3.01%
Portfolio Turnover of the Portfolio	0	%(3)(7)	22%	28%	19%	23%	2%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Amount is less than 0.5%.

See Notes to Financial Statements.
13

Eaton Vance
Government Obligations Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Government Obligations Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Government Obligations Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (98.0% at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $213,299,183 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2011 ($78,339,789), October 31, 2012 ($67,101,638), October 31, 2013 ($23,607,593), October 31, 2014 ($17,522,954), October 31, 2015 ($6,336,492), October 31, 2016 ($1,612,295) and October 31, 2018 ($18,778,422).

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

14

Eaton Vance
Government Obligations Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $23,256 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $82,972 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $788,330 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $265,920 and $1,187,001 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $13,270,000 and $87,555,000, respectively. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $15,879, representing 0.25% (annualized) of the average daily net assets of Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $88,640, $395,667 and $15,879 for Class B, Class C and Class R shares, respectively.

15

Eaton Vance
Government Obligations Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $6,000, $85,000 and $62,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $14,297,607 and $188,704,799, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	12,591,718	47,086,754
Issued to shareholders electing to receive payments of distributions in Fund shares	1,348,622	2,354,088
Redemptions	(24,959,550)	(28,271,317)
Exchange from Class B shares	2,807,043	3,889,222

Net increase (decrease)	(8,212,167)	25,058,747

	Six Months Ended
	April 30, 2011	Year Ended
Class B	(Unaudited)	October 31, 2010

Sales	318,566	1,962,669
Issued to shareholders electing to receive payments of distributions in Fund shares	101,734	328,540
Redemptions	(1,858,727)	(3,619,435)
Exchange to Class A shares	(2,805,886)	(3,886,898)

Net decrease	(4,244,313)	(5,215,124)

16

Eaton Vance
Government Obligations Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	3,586,234	21,516,727
Issued to shareholders electing to receive payments of distributions in Fund shares	465,081	904,349
Redemptions	(12,759,583)	(10,189,437)

Net increase (decrease)	(8,708,268)	12,231,639

	Six Months Ended
	April 30, 2011	Year Ended
Class I	(Unaudited)	October 31, 2010

Sales	1,496,814	6,372,278
Issued to shareholders electing to receive payments of distributions in Fund shares	83,758	95,908
Redemptions	(2,821,771)	(1,934,149)

Net increase (decrease)	(1,241,199)	4,534,037

	Six Months Ended
	April 30, 2011	Year Ended
Class R	(Unaudited)	October 31, 2010

Sales	752,287	1,053,255
Issued to shareholders electing to receive payments of distributions in Fund shares	28,988	38,323
Redemptions	(554,480)	(331,829)

Net increase	226,795	759,749

17

Government Obligations Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 73.3%

	Principal
	Amount
Security	(000’s omitted)		Value

Federal Home Loan Mortgage Corp.:
2.998%, with maturity at 2035(1)	$11,944		$12,463,775
3.142%, with maturity at 2034(1)	2,639		2,771,899
5.00%, with various maturities to 2018	6,897		7,388,847
5.50%, with various maturities to 2032	12,886		13,945,651
6.00%, with various maturities to 2035	13,898		15,390,256
6.50%, with various maturities to 2033	32,913		36,900,274
6.87%, with maturity at 2024	242		276,994
7.00%, with various maturities to 2035	26,747		30,190,952
7.09%, with maturity at 2023	859		991,497
7.25%, with maturity at 2022	1,333		1,543,717
7.31%, with maturity at 2027	329		385,267
7.50%, with various maturities to 2035	21,537		25,050,993
7.63%, with maturity at 2019	472		538,277
7.75%, with maturity at 2018	23		26,186
7.78%, with maturity at 2022	167		195,161
7.85%, with maturity at 2020	313		347,768
8.00%, with various maturities to 2028	11,443		13,129,938
8.13%, with maturity at 2019	726		815,728
8.15%, with various maturities to 2021	278		322,977
8.25%, with maturity at 2017	49		54,642
8.50%, with various maturities to 2031	7,058		8,363,419
8.75%, with maturity at 2016	11		12,243
9.00%, with various maturities to 2027	7,680		8,832,503
9.25%, with maturity at 2017	79		91,137
9.50%, with various maturities to 2026	2,305		2,739,424
9.75%, with maturity at 2018	2		2,395
10.50%, with maturity at 2020	731		863,890
11.00%, with maturity at 2015	23		26,596
15.00%, with maturity at 2011	0	(2)	8

			$183,662,414

Federal National Mortgage Association:
2.719%, with maturity at 2026(1)	$1,033		$1,071,611
2.724%, with maturity at 2022(1)	2,129		2,191,651
2.734%, with various maturities to 2035(1)	32,402		33,785,337
2.758%, with various maturities to 2033(1)	4,264		4,428,164
2.761%, with maturity at 2022(1)	2,227		2,285,095
2.775%, with maturity at 2035(1)	1,989		2,063,853
2.795%, with maturity at 2031(1)	3,591		3,690,830
2.994%, with maturity at 2037(1)	6,435		6,757,384
3.092%, with maturity at 2040(1)	1,986		2,091,934
3.154%, with maturity at 2036(1)	2,069		2,168,841
3.573%, with maturity at 2036(1)	2,519		2,608,980
3.681%, with maturity at 2034(1)	7,996		8,599,533
3.843%, with maturity at 2035(1)	9,856		10,631,902
3.92%, with maturity at 2034(1)	7,779		8,395,386
3.975%, with maturity at 2036(1)	723		755,855
4.00%, with maturity at 2014	318		325,892
4.047%, with maturity at 2021(1)	1,926		2,003,027
4.377%, with maturity at 2036(1)	31,079		33,662,755
4.50%, with various maturities to 2018	28,732		30,516,908
4.54%, with maturity at 2035(1)	10,034		10,868,472
4.864%, with maturity at 2034(1)	28,093		30,428,263
5.00%, with various maturities to 2027	14,982		16,018,516
5.50%, with various maturities to 2030	35,383		38,362,091
6.00%, with various maturities to 2033	16,604		18,314,982
6.50%, with various maturities to 2033	52,786		59,279,278
6.526%, with maturity at 2025(3)	349		397,190
7.00%, with various maturities to 2036	82,059		93,844,919
7.25%, with maturity at 2023	32		33,920
7.50%, with various maturities to 2032	11,730		13,604,226
7.868%, with maturity at 2030(3)	33		37,576
7.875%, with maturity at 2021	872		1,025,067
8.00%, with various maturities to 2032	16,135		18,721,193
8.25%, with maturity at 2025	328		386,233
8.33%, with maturity at 2020	844		992,883
8.50%, with various maturities to 2032	8,819		10,614,016
8.514%, with maturity at 2021(3)	114		136,218
9.00%, with various maturities to 2030	1,099		1,284,091
9.50%, with various maturities to 2030	2,453		2,928,769
9.606%, with maturity at 2025(3)	33		38,008
9.75%, with maturity at 2019	20		22,439
9.834%, with maturity at 2020(3)	61		69,921
9.885%, with maturity at 2021(3)	104		120,638
9.931%, with maturity at 2021(3)	72		88,222
10.00%, with maturity at 2012	1		1,137
10.025%, with maturity at 2023(3)	86		100,716
10.102%, with maturity at 2021(3)	54		62,979
10.399%, with maturity at 2025(3)	42		48,063
11.00%, with maturity at 2020	650		746,807
11.003%, with maturity at 2025(3)	21		23,608
11.381%, with maturity at 2019(3)	84		93,640
11.50%, with maturity at 2012	0	(2)	373
11.757%, with maturity at 2018(3)	73		81,168
12.177%, with maturity at 2021(3)	25		27,396
12.703%, with maturity at 2015(3)	82		93,329

			$476,931,285

See Notes to Financial Statements.
18

Government Obligations Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Government National Mortgage Association:
2.125%, with various maturities to 2027(1)	$715	$742,728
6.50%, with various maturities to 2032	4,650	5,283,461
7.00%, with various maturities to 2034	38,363	44,218,477
7.25%, with maturity at 2022	32	36,397
7.50%, with various maturities to 2025	5,968	6,874,397
8.00%, with various maturities to 2027	11,100	12,932,170
8.25%, with maturity at 2019	152	175,016
8.30%, with maturity at 2020	43	50,471
8.50%, with various maturities to 2018	1,795	2,029,411
9.00%, with various maturities to 2027	7,016	8,602,488
9.50%, with various maturities to 2026	4,602	5,632,585

		$86,577,601

Total Mortgage Pass-Throughs
(identified cost $705,865,085)		$747,171,300

Collateralized Mortgage Obligations — 5.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$273	$289,995
Series 1822, Class Z, 6.90%, 3/15/26	1,511	1,541,065
Series 1829, Class ZB, 6.50%, 3/15/26	705	764,073
Series 1896, Class Z, 6.00%, 9/15/26	806	810,769
Series 2075, Class PH, 6.50%, 8/15/28	390	435,820
Series 2091, Class ZC, 6.00%, 11/15/28	1,617	1,770,823
Series 2102, Class Z, 6.00%, 12/15/28	415	449,335
Series 2115, Class K, 6.00%, 1/15/29	2,528	2,641,564
Series 2142, Class Z, 6.50%, 4/15/29	866	940,764
Series 2245, Class A, 8.00%, 8/15/27	9,963	11,551,206

		$21,195,414

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$355	$414,297
Series G92-44, Class ZQ, 8.00%, 7/25/22	377	420,527
Series G93-36, Class ZQ, 6.50%, 12/25/23	13,327	14,914,397
Series 1993-16, Class Z, 7.50%, 2/25/23	490	563,731
Series 1993-39, Class Z, 7.50%, 4/25/23	1,222	1,404,748
Series 1993-45, Class Z, 7.00%, 4/25/23	1,563	1,761,552
Series 1993-149, Class M, 7.00%, 8/25/23	579	652,748
Series 1993-178, Class PK, 6.50%, 9/25/23	1,175	1,316,807
Series 1993-250, Class Z, 7.00%, 12/25/23	293	315,461
Series 1994-40, Class Z, 6.50%, 3/25/24	1,196	1,332,100
Series 1994-42, Class K, 6.50%, 4/25/24	5,291	5,923,958
Series 1994-82, Class Z, 8.00%, 5/25/24	1,941	2,247,092
Series 1997-81, Class PD, 6.35%, 12/18/27	741	833,749
Series 2000-49, Class A, 8.00%, 3/18/27	1,032	1,216,498
Series 2001-81, Class HE, 6.50%, 1/25/32	3,089	3,476,592
Series 2002-1, Class G, 7.00%, 7/25/23	782	880,462

		$37,674,719

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$652	$732,068

Total Collateralized Mortgage Obligations
(identified cost $55,680,001)		$59,602,201

U.S. Government Agency Obligations — 14.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$5,775,695
5.77%, 1/5/27	5,000	5,713,970

		$11,489,665

Federal Home Loan Bank:
4.125%, 12/13/19	$5,000	$5,283,550
4.125%, 3/13/20	26,460	27,765,722
4.75%, 3/10/23	4,500	4,834,791
5.365%, 9/9/24	6,445	7,233,036
5.375%, 8/15/24	14,700	16,516,332
5.625%, 6/11/21	17,000	19,779,381
5.75%, 6/12/26	2,720	3,195,690

		$84,608,502

United States Agency for International Development - Israel:
0.00%, 5/1/20	$2,200	$1,556,810
5.50%, 9/18/23	26,850	30,825,465
5.50%, 4/26/24	16,015	18,405,639

		$50,787,914

Total U.S. Government Agency Obligations
(identified cost $141,728,801)		$146,886,081

See Notes to Financial Statements.
19

Government Obligations Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 4.3%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 1.00% 7/15/13	$35,000	$35,246,295
U.S. Treasury Bond, 7.125% 2/15/23(4)	6,000	8,049,378

Total U.S. Treasury Obligations
(identified cost $41,272,823)		$43,295,673

Short-Term Investments — 1.7%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(5)	$17,219	$17,218,954

Total Short-Term Investments
(identified cost $17,218,954)		$17,218,954

Total Investments — 99.6%
(identified cost $961,765,664)		$1,014,174,209

Other Assets, Less Liabilities — 0.4%		$4,537,015

Net Assets — 100.0%		$1,018,711,224

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. The rate shown is the rate at April 30, 2011.

(2)	Principal amount is less than $1,000.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Financial Statements.
20

Government Obligations Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $944,546,710)	$996,955,255
Affiliated investment, at value (identified cost, $17,218,954)	17,218,954
Interest receivable	5,217,516
Interest receivable from affiliated investment	1,805
Receivable for investments sold	273,627

Total assets	$1,019,667,157

Liabilities

Payable for variation margin on open financial futures contracts	$204,693
Payable to affiliates:
Investment adviser fee	614,891
Trustees’ fees	3,113
Accrued expenses	133,236

Total liabilities	$955,933

Net Assets applicable to investors’ interest in Portfolio	$1,018,711,224

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$969,182,366
Net unrealized appreciation	49,528,858

Total	$1,018,711,224

See Notes to Financial Statements.
21

Government Obligations Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest	$21,409,551
Interest allocated from affiliated investment	13,061
Expenses allocated from affiliated investment	(611)

Total investment income	$21,422,001

Expenses

Investment adviser fee	$3,912,764
Trustees’ fees and expenses	18,588
Custodian fee	144,388
Legal and accounting services	42,794
Miscellaneous	5,764

Total expenses	$4,124,298

Deduct —
Reduction of custodian fee	$15

Total expense reductions	$15

Net expenses	$4,124,283

Net investment income	$17,297,718

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$977,237
Investment transactions allocated from affiliated investment	291
Financial futures contracts	3,406,144

Net realized gain	$4,383,672

Change in unrealized appreciation (depreciation) —
Investments	$(21,045,668)
Financial futures contracts	(1,481,890)

Net change in unrealized appreciation (depreciation)	$(22,527,558)

Net realized and unrealized loss	$(18,143,886)

Net decrease in net assets from operations	$(846,168)

See Notes to Financial Statements.
22

Government Obligations Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$17,297,718	$36,382,595
Net realized gain (loss) from investment transactions and financial futures contracts	4,383,672	(8,721,740)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(22,527,558)	32,639,752

Net increase (decrease) in net assets from operations	$(846,168)	$60,300,607

Capital transactions —
Contributions	$17,618,238	$319,591,025
Withdrawals	(197,263,370)	(137,970,491)

Net increase (decrease) in net assets from capital transactions	$(179,645,132)	$181,620,534

Net increase (decrease) in net assets	$(180,491,300)	$241,921,141

Net Assets

At beginning of period	$1,199,202,524	$957,281,383

At end of period	$1,018,711,224	$1,199,202,524

See Notes to Financial Statements.
23

Government Obligations Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.76	%(2)	0.76%	0.77%	0.80%	0.80%	0.79%
Net investment income	3.17	%(2)	3.48%	3.97%	4.48%	4.60%	4.09%
Portfolio Turnover	0	%(3)(4)	22%	28%	19%	23%	2%

Total Return	0.08	%(4)	5.95%	11.54%	4.85%	5.49%	4.71%

Net assets, end of period (000’s omitted)	$1,018,711		$1,199,203	$957,281	$810,627	$687,747	$727,804

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Amount is less than 0.5%.
(4)	Not annualized.

See Notes to Financial Statements.
24

Government Obligations Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high current return. The Portfolio invests primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Government Obligations Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Low Duration Fund held an interest of 98.0%, 0.8% and 0.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder.

25

Government Obligations Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I Forward Sale Commitments — The Portfolio may enter into forward sale commitments to sell generic U.S. government agency MBS to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as a liability and are subsequently valued at approximately the current market value of the underlying security in accordance with the Portfolio’s policies on investment valuations discussed above. The Portfolio records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Portfolio realizes a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

J Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, 0.6250% from $1 billion up to $1.5 billion, 0.5625% from $1.5 billion up to $2 billion, 0.5000% from $2 billion up to $2.5 billion and 0.4375% of average daily net assets of $2.5 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee amounted to $3,912,764 or 0.72% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $5,317,333 and $153,523,181, respectively, for the six months ended April 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$972,251,195

Gross unrealized appreciation	$42,385,012
Gross unrealized depreciation	(461,998)

Net unrealized appreciation	$41,923,014

26

Government Obligations Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Futures Contracts
					Net
					Unrealized
Expiration Date	Contracts	Position	Aggregate Cost	Value	Depreciation

6/11	600 U.S. 5-Year Treasury Note	Short	$(69,923,438)	$(71,081,250)	$(1,157,812)
6/11	400 U.S. 10-Year Treasury Note	Short	(47,462,500)	(48,456,250)	(993,750)
6/11	150 U.S. 30-Year Treasury Bond	Short	(17,868,750)	(18,356,250)	(487,500)
6/11	50 U.S. Ultra Long Treasury Bond	Short	(6,053,125)	(6,293,750)	(240,625)

					$(2,879,687)

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2011 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Futures contracts	$—	$(2,879,687)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Futures contracts	$3,406,144	$(1,481,890)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended April 30, 2011, which is indicative of the volume of this derivative type, was approximately $141,143,000.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements.

27

Government Obligations Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$747,171,300	$—	$747,171,300
Collateralized Mortgage Obligations	—	59,602,201	—	59,602,201
U.S. Government Agency Obligations	—	146,886,081	—	146,886,081
U.S. Treasury Obligations	—	43,295,673	—	43,295,673
Short-Term Investments	—	17,218,954	—	17,218,954

Total Investments	$—	$1,014,174,209	$—	$1,014,174,209

Liability Description

Futures Contracts	$(2,879,687)	$—	$—	$(2,879,687)

Total	$(2,879,687)	$—	$—	$(2,879,687)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

28

Eaton Vance
Government Obligations Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

29

Eaton Vance
Government Obligations Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Government Obligations Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Government Obligations Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

30

Eaton Vance
Government Obligations Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

31

Eaton Vance
Government Obligations Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Government Obligations Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Government Obligations Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Government Obligations Fund and Government Obligations Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

32

Eaton Vance
Government Obligations Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser of Government Obligations Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Government Obligations Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

140-6/11	GOSRC

Eaton Vance High Income Opportunities Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
High Income Opportunities Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	37
Officers and Trustees	40
Important Notices	41

Eaton Vance
High Income Opportunities Fund
April 30, 2011
Portfolio Managers Michael W. Weilheimer, CFA; Thomas P. Huggins
Performance1

	Class A	Class B	Class C	Class I
Symbol	ETHIX	EVHIX	ECHIX	EIHIX
Inception Date	3/11/04	8/19/86	6/8/94	10/1/09

% Average Annual Total Returns at net asset value (NAV)

Six Months	7.32	6.92	6.94	7.21
One Year	14.45	13.88	13.64	14.73
Five Years	6.67	5.95	5.90	N.A.
Ten Years	N.A.	6.94	6.89	N.A.
Since Inception	7.15	7.16	6.29	18.45

% SEC Average Annual Total Returns with maximum sales charge

Six Months	2.18	1.92	5.94	7.21
One Year	9.10	8.88	12.64	14.73
Five Years	5.64	5.67	5.90	N.A.
Ten Years	N.A.	6.94	6.89	N.A.
Since Inception	6.42	7.16	6.29	18.45

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	4.75	5.00	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	1.04	1.79	1.79	0.79

Comparative Performance[3]				% Return

BofA Merrill Lynch U.S. High Yield Index

Six Months				6.14
One Year				13.34
Five Years				9.22
Ten Years				8.71
Since Inception (3/11/04)				8.53

BofA Merrill Lynch U.S. High Yield Constrained Index

Six Months				6.16
One Year				13.26
Five Years				9.29
Ten Years				8.86
Since Inception (3/11/04)				8.54

See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
High Income Opportunities Fund
April 30, 2011
Fund Profile4

Credit Quality5 (% of bond holdings)

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
High Income Opportunities Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Prior to January 1, 2011, Class A and Class I shares were subject to a 1% redemption fee on redemptions or exchanges within 90 days of settlement of purchase. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus.

3.	BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

4.	The Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings. Fund profile is subject to change due to active management.

5.	Ratings are based on Moody, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

4

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Class A	$1,000.00	$1,073.20	$5.19	1.01%
Class B	$1,000.00	$1,069.20	$9.03	1.76%
Class C	$1,000.00	$1,069.40	$9.03	1.76%
Class I	$1,000.00	$1,072.10	$3.90	0.76%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.06	1.01%
Class B	$1,000.00	$1,016.10	$8.80	1.76%
Class C	$1,000.00	$1,016.10	$8.80	1.76%
Class I	$1,000.00	$1,021.00	$3.81	0.76%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in High Income Opportunities Portfolio, at value (identified cost, $512,228,867)	$518,149,183
Receivable for Fund shares sold	742,667

Total assets	$518,891,850

Liabilities

Payable for Fund shares redeemed	$1,180,913
Distributions payable	1,386,976
Payable to affiliates:
Distribution and service fees	203,549
Trustees’ fees	42
Accrued expenses	103,260

Total liabilities	$2,874,740

Net Assets	$516,017,110

Sources of Net Assets

Paid-in capital	$601,332,835
Accumulated net realized loss from Portfolio	(91,227,938)
Accumulated distributions in excess of net investment income	(8,103)
Net unrealized appreciation from Portfolio	5,920,316

Net Assets	$516,017,110

Class A Shares

Net Assets	$266,394,346
Shares Outstanding	59,066,905
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.51
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$4.73

Class B Shares

Net Assets	$50,289,128
Shares Outstanding	11,133,645
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.52

Class C Shares

Net Assets	$132,217,468
Shares Outstanding	29,315,144
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.51

Class I Shares

Net Assets	$67,116,168
Shares Outstanding	14,868,765
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.51

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest and other income allocated from Portfolio	$20,992,923
Dividends allocated from Portfolio	282,952
Expenses allocated from Portfolio	(1,567,091)

Total investment income from Portfolio	$19,708,784

Expenses

Distribution and service fees
Class A	$323,177
Class B	267,623
Class C	634,339
Trustees’ fees and expenses	250
Custodian fee	18,627
Transfer and dividend disbursing agent fees	218,489
Legal and accounting services	13,345
Printing and postage	45,224
Registration fees	32,062
Miscellaneous	8,192

Total expenses	$1,561,328

Net investment income	$18,147,456

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(5,983,551)
Swap contracts	(558,271)

Net realized loss	$(6,541,822)

Change in unrealized appreciation (depreciation) —
Investments	$23,215,617
Securities sold short	(180,693)
Swap contracts	122,972

Net change in unrealized appreciation (depreciation)	$23,157,896

Net realized and unrealized gain	$16,616,074

Net increase in net assets from operations	$34,763,530

See Notes to Financial Statements.
7

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$18,147,456	$34,879,925
Net realized gain (loss) from investment transactions and swap contracts	(6,541,822)	1,785,051
Net change in unrealized appreciation (depreciation) from investments, securities sold short and swap contracts	23,157,896	38,866,773

Net increase in net assets from operations	$34,763,530	$75,531,749

Distributions to shareholders —
From net investment income
Class A	$(10,255,966)	$(22,984,576)
Class B	(1,928,479)	(5,389,253)
Class C	(4,563,355)	(10,032,205)
Class I	(2,557,599)	(213,972)

Total distributions to shareholders	$(19,305,399)	$(38,620,006)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,549,249	$42,181,680
Class B	3,041,484	6,602,128
Class C	11,976,841	19,491,781
Class I	9,041,534	58,308,273
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,414,640	13,009,694
Class B	1,091,264	2,806,517
Class C	2,367,981	4,774,171
Class I	167,319	22,927
Cost of shares redeemed
Class A	(36,194,492)	(68,058,863)
Class B	(5,213,958)	(12,579,905)
Class C	(11,475,166)	(24,786,220)
Class I	(2,893,766)	(779,728)
Net asset value of shares exchanged
Class A	7,391,237	17,243,476
Class B	(7,391,237)	(17,243,476)
Redemption fees	11,566	14,816

Net increase (decrease) in net assets from Fund share transactions	$(5,115,504)	$41,007,271

Net increase in net assets	$10,342,627	$77,919,014

Net Assets

At beginning of period	$505,674,483	$427,755,469

At end of period	$516,017,110	$505,674,483

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(8,103)	$1,149,840

See Notes to Financial Statements.
8

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008		2007	2006

Net asset value — Beginning of period	$4.370		$4.020	$3.310	$5.130		$5.230	$5.100

Income (Loss) From Operations

Net investment income(1)	$0.164		$0.346	$0.365	$0.419		$0.418	$0.401
Net realized and unrealized gain (loss)	0.150		0.385	0.763	(1.823)		(0.105)	0.142

Total income (loss) from operations	$0.314		$0.731	$1.128	$(1.404)		$0.313	$0.543

Less Distributions

From net investment income	$(0.174)		$(0.381)	$(0.418)	$(0.416)		$(0.413)	$(0.413)
Tax return of capital	—		—	—	(0.000	)(2)	—	—

Total distributions	$(0.174)		$(0.381)	$(0.418)	$(0.416)		$(0.413)	$(0.413)

Redemption fees(1)(2)	$0.000		$0.000	$0.000	$0.000		$0.000	$0.000

Net asset value — End of period	$4.510		$4.370	$4.020	$3.310		$5.130	$5.230

Total Return(3)	7.32	%(4)	19.05%	37.83%	(29.26)%		6.11%	11.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$266,394		$264,259	$238,485	$161,603		$254,508	$199,812
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.01	%(7)	1.04%	1.27%	1.11%		1.04%	0.97%
Net investment income	7.48	%(7)	8.30%	10.93%	9.06%		7.98%	7.77%
Portfolio Turnover of the Portfolio	43	%(4)	79%	72%	48%		81%	62%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008		2007	2006

Net asset value — Beginning of period	$4.380		$4.030	$3.300	$5.120		$5.220	$5.080

Income (Loss) From Operations

Net investment income(1)	$0.148		$0.316	$0.345	$0.383		$0.379	$0.363
Net realized and unrealized gain (loss)	0.150		0.385	0.773	(1.826)		(0.107)	0.149

Total income (loss) from operations	$0.298		$0.701	$1.118	$(1.443)		$0.272	$0.512

Less Distributions

From net investment income	$(0.158)		$(0.351)	$(0.388)	$(0.377)		$(0.372)	$(0.372)
Tax return of capital	—		—	—	(0.000	)(2)	—	—

Total distributions	$(0.158)		$(0.351)	$(0.388)	$(0.377)		$(0.372)	$(0.372)

Redemption fees(1)(2)	$0.000		$0.000	$0.000	$0.000		$0.000	$0.000

Net asset value — End of period	$4.520		$4.380	$4.030	$3.300		$5.120	$5.220

Total Return(3)	6.92	%(4)	18.17%	37.31%	(29.93)%		5.30%	10.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,289		$57,156	$72,245	$89,480		$221,436	$305,519
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.76	%(7)	1.79%	2.02%	1.86%		1.78%	1.72%
Net investment income	6.73	%(7)	7.58%	10.56%	8.23%		7.23%	7.05%
Portfolio Turnover of the Portfolio	43	%(4)	79%	72%	48%		81%	62%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008		2007	2006

Net asset value — Beginning of period	$4.370		$4.020	$3.300	$5.110		$5.220	$5.080

Income (Loss) From Operations

Net investment income(1)	$0.147		$0.315	$0.341	$0.383		$0.378	$0.363
Net realized and unrealized gain (loss)	0.151		0.386	0.767	(1.816)		(0.116)	0.149

Total income (loss) from operations	$0.298		$0.701	$1.108	$(1.433)		$0.262	$0.512

Less Distributions

From net investment income	$(0.158)		$(0.351)	$(0.388)	$(0.377)		$(0.372)	$(0.372)
Tax return of capital	—		—	—	(0.000	)(2)	—	—

Total distributions	$(0.158)		$(0.351)	$(0.388)	$(0.377)		$(0.372)	$(0.372)

Redemption fees(1)(2)	$0.000		$0.000	$0.000	$0.000		$0.000	$0.000

Net asset value — End of period	$4.510		$4.370	$4.020	$3.300		$5.110	$5.220

Total Return(3)	6.94	%(4)	18.21%	36.97%	(29.79)%		5.09%	10.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$132,217		$125,403	$115,927	$89,841		$162,153	$172,200
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.76	%(7)	1.79%	2.02%	1.86%		1.79%	1.72%
Net investment income	6.72	%(7)	7.55%	10.26%	8.28%		7.22%	7.05%
Portfolio Turnover of the Portfolio	43	%(4)	79%	72%	48%		81%	62%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
11

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	April 30, 2011		Year Ended	Period Ended
	(Unaudited)		October 31, 2010	October 31, 2009(1)

Net asset value — Beginning of period	$4.380		$4.020	$3.980

Income (Loss) From Operations

Net investment income(2)	$0.169		$0.353	$0.019
Net realized and unrealized gain	0.140		0.398	0.057

Total income from operations	$0.309		$0.751	$0.076

Less Distributions

From net investment income	$(0.179)		$(0.391)	$(0.036)

Total distributions	$(0.179)		$(0.391)	$(0.036)

Redemption fees(2)	$0.000	(3)	$0.000 (3)	$—

Net asset value — End of period	$4.510		$4.380	$4.020

Total Return(4)	7.21	%(5)	19.60%	1.92	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$67,116		$58,856	$1,099
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.76	%(8)	0.79%	1.02	%(8)
Net investment income	7.70	%(8)	8.43%	11.17	%(8)
Portfolio Turnover of the Portfolio	43	%(5)	79%	72	%(9)

(1)	For the period from the start of business, October 1, 2009, to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	For the Portfolio’s fiscal year ended October 31, 2009.

See Notes to Financial Statements.
12

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance High Income Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (54.8% at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $75,451,376 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($33,167,924) and October 31, 2017 ($42,283,452).

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Redemption Fees — Upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee.

13

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $11,010 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $30,941 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $323,177 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $200,717 and $475,754 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $24,104,000 and $52,199,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $66,906 and $158,585 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates

14

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $3,000, $42,000 and $5,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $65,919,806 and $37,551,464, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	3,735,719	10,142,843
Issued to shareholders electing to receive payments of distributions in Fund shares	1,450,177	3,111,988
Redemptions	(8,203,221)	(16,248,873)
Exchange from Class B shares	1,670,248	4,118,357

Net increase (decrease)	(1,347,077)	1,124,315

	Six Months Ended
	April 30, 2011	Year Ended
Class B	(Unaudited)	October 31, 2010

Sales	685,905	1,580,952
Issued to shareholders electing to receive payments of distributions in Fund shares	246,284	671,695
Redemptions	(1,178,718)	(3,041,203)
Exchange to Class A shares	(1,666,201)	(4,106,983)

Net decrease	(1,912,730)	(4,895,539)

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	2,706,929	4,662,203
Issued to shareholders electing to receive payments of distributions in Fund shares	535,088	1,142,592
Redemptions	(2,592,475)	(5,952,396)

Net increase (decrease)	649,542	(147,601)

15

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2011	Year Ended
Class I	(Unaudited)	October 31, 2010

Sales	2,045,299	13,344,162
Issued to shareholders electing to receive payments of distributions in Fund shares	37,495	5,396
Redemptions	(652,100)	(184,673)

Net increase	1,430,694	13,164,885

For the six months ended April 30, 2011 and year ended October 31, 2010, the Fund received $11,566 and $14,816, respectively, in redemption fees.

At April 30, 2011, pooled income funds (established and maintained by a public charity) managed by EVM owned 11% of the value of the outstanding shares of the Fund.

16

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 5.9%(1)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Automotive — 0.5%

Pinafore, LLC, Term Loan, 4.25%, Maturing 9/29/16	$4,527	$4,575,756

		$4,575,756

Broadcasting — 0.9%

HIT Entertainment, Inc., Term Loan - Second Lien, 5.82%, Maturing 2/26/13	$9,180	$8,522,097

		$8,522,097

Building Materials — 0.6%

Goodman Global Holdings, Inc., Term Loan, 5.75%, Maturing 10/28/16	$1,423	$1,437,518
Goodman Global Holdings, Inc., Term Loan - Second Lien, 9.00%, Maturing 10/30/17	1,530	1,588,013
Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 12/31/13	1,705	1,576,807
Panolam Industries Holdings, Inc., Term Loan - Second Lien, 10.00%, Maturing 6/30/14	1,422	1,314,244

		$5,916,582

Consumer Products — 0.4%

Amscan Holdings, Inc., Term Loan, 6.75%, Maturing 12/4/17	$3,881	$3,920,256

		$3,920,256

Diversified Financial Services — 0.2%

First Data Corp., Term Loan, 2.96%, Maturing 9/24/14	$1,596	$1,518,185

		$1,518,185

Electronics / Electrical — 0.6%

Edwards (Cayman Island II), Ltd., Term Loan, 5.50%, Maturing 5/31/16	$2,594	$2,603,226
Spectrum Brands, Inc., Term Loan, 5.01%, Maturing 6/17/16	2,594	2,626,844

		$5,230,070

Food Service — 0.5%

Del Monte Corp., Term Loan, 4.50%, Maturing 3/8/18	$3,400	$3,418,849
DineEquity, Inc., Term Loan, 4.25%, Maturing 10/19/17	722	731,672
Dunkin Brands, Inc., Term Loan, 4.25%, Maturing 11/23/17	938	945,925

		$5,096,446

Gaming — 0.3%

Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.46%, Maturing 5/16/14	$1,580	$1,469,400
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	1,284	1,238,767

		$2,708,167

Health Care — 0.3%

Axcan Pharma, Inc., Term Loan, 5.50%, Maturing 2/10/17	$2,993	$2,992,500

		$2,992,500

Hotels — 0.1%

CCM Merger, Inc., Term Loan, 7.00%, Maturing 3/1/17	$1,200	$1,218,000

		$1,218,000

Super Retail — 0.8%

Burlington Coat Factory Warehouse Corp., Term Loan, 6.25%, Maturing 2/18/17	$2,993	$2,993,332
General Nutrition Centers, Inc., Term Loan, 4.25%, Maturing 3/2/18	4,650	4,671,767

		$7,665,099

Transportation Ex Air / Rail — 0.2%

CEVA Group PLC, Term Loan, 5.27%, Maturing 8/31/16	$523	$514,424
CEVA Group PLC, Term Loan, 5.27%, Maturing 8/31/16	1,170	1,151,341
CEVA Group PLC, Term Loan, 5.31%, Maturing 8/31/16	590	580,325

		$2,246,090

Utilities — 0.5%

TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.73%, Maturing 10/10/14	$5,240	$4,480,440

		$4,480,440

Total Senior Floating-Rate Interests
(identified cost $56,509,316)		$56,089,688

See Notes to Financial Statements.
17

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 80.7%

	Principal
	Amount
Security	(000s omitted)	Value

Aerospace — 0.3%

Alliant Techsystems, Inc., 6.875%, 9/15/20	$690	$727,950
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18(2)	140	148,050
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(2)	1,915	2,025,113

		$2,901,113

Aerospace and Defense — 0.7%

BE Aerospace, Inc., 6.875%, 10/1/20	$1,335	$1,411,763
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18(2)	4,365	4,725,112

		$6,136,875

Air Transportation — 0.4%

American Airlines, Inc., Sr. Notes, 7.50%, 3/15/16(2)	$3,080	$3,041,500
Continental Airlines, 7.033%, 12/15/12	648	649,680
United Air Lines, Inc., Sr. Notes, 9.875%, 8/1/13(2)	252	268,065

		$3,959,245

Automotive — 0.7%

Pinafore, LLC/Pinafore, Inc., Sr. Notes, 9.00%, 10/1/18(2)	$5,625	$6,173,437

		$6,173,437

Automotive & Auto Parts — 4.1%

Accuride Corp., Sr. Notes, 9.50%, 8/1/18	$1,340	$1,500,800
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(2)	1,274	1,452,360
Allison Transmission, Inc., 7.125%, 5/15/19(2)	2,135	2,172,362
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(2)	5,436	6,032,972
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(2)	3,840	4,310,400
Commercial Vehicle Group, Inc., Sr. Notes, 7.875%, 4/15/19(2)	1,095	1,125,113
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	2,390	2,448,409
Ford Motor Credit Co., LLC, Sr. Notes, 8.00%, 12/15/16	4,120	4,796,805
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	1,380	1,642,851
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	1,305	1,667,362
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	884	1,005,550
Lear Corp., 7.875%, 3/15/18	545	600,863
Meritor, Inc., 8.125%, 9/15/15	30	31,800
Meritor, Inc., 10.625%, 3/15/18	1,235	1,404,813
Navistar International Corp., 8.25%, 11/1/21	3,080	3,449,600
Pittsburgh Glass Works, LLC, Sr. Notes, 8.50%, 4/15/16(2)	960	1,008,000
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(2)	2,706	3,040,867
Visteon Corp., Sr. Notes, 6.75%, 4/15/19(2)	685	681,575

		$38,372,502

Banks and Thrifts — 1.4%

Ally Financial, Inc., 8.00%, 11/1/31	$3,955	$4,479,037
Ally Financial, Inc., 8.30%, 2/12/15	5,560	6,268,900
General Motors Acceptance Corp., 8.00%, 12/31/18	2,280	2,530,800

		$13,278,737

Broadcasting — 1.3%

Citadel Broadcasting Corp., 7.75%, 12/15/18(2)	$1,550	$1,685,625
Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	1,800	1,804,500
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	1,515	1,693,013
Cumulus Media, Inc., Sr. Notes, 7.75%, 5/1/19(2)	1,370	1,370,000
Rainbow National Services, LLC, Sr. Sub. Notes, 10.375%, 9/1/14(2)	1,675	1,746,187
XM Satellite Radio Holdings, Inc., 13.00%, 8/1/14(2)	3,575	4,263,187

		$12,562,512

Building Materials — 0.4%

Building Materials Corp. of America, Sr. Notes, 6.75%, 5/1/21(2)	$2,745	$2,789,607
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	1,265	1,361,456

		$4,151,063

Cable / Satellite TV — 0.6%

Bresnan Broadband Holdings, LLC, 8.00%, 12/15/18(2)	$415	$443,012
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	790	865,050
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	685	770,625
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	125	139,688
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	3,015	3,150,675
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes, 9.125%, 8/15/19	450	490,500

		$5,859,550

See Notes to Financial Statements.
18

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000s omitted)	Value

Capital Goods — 1.7%

American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,672,650
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(2)	2,890	3,106,750
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,491,462
Griffon Corp., 7.125%, 4/1/18(2)	2,055	2,139,769
Manitowoc Co., Inc. (The), 8.50%, 11/1/20	985	1,083,500
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	740	832,500
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	2,014,925
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	3,002,125

		$16,343,681

Chemicals — 3.0%

Celanese US Holdings, LLC, 6.625%, 10/15/18	$805	$851,287
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	3,099,625
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,340,900
Chemtura Corp., 7.875%, 9/1/18(2)	1,855	1,994,125
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Notes, 9.00%, 11/15/20(2)	935	1,012,137
INEOS Finance PLC, Sr. Notes, 9.00%, 5/15/15(2)	2,475	2,722,500
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(2)	4,115	4,279,600
Koppers, Inc., 7.875%, 12/1/19	315	344,925
Kraton Polymers LLC, Sr. Notes, 6.75%, 3/1/19(2)	675	690,188
Lyondell Chemical Co., Sr. Notes, 11.00%, 5/1/18	2,655	3,013,425
Momentive Performance Materials, Inc., 9.00%, 1/15/21(2)	260	280,800
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,827,350
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19(2)	1,870	1,954,150
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	535	572,116
Polypore International, Inc., 7.50%, 11/15/17(2)	660	702,488
Solutia, Inc., 8.75%, 11/1/17	1,420	1,577,975
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(2)	1,085	1,144,675

		$28,408,266

Consumer Products — 2.0%

ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	$1,920	$2,174,400
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	7,760	7,905,500
Revlon Consumer Products Corp., 9.75%, 11/15/15	3,560	3,898,200
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	589,875
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(2)	885	995,625
Spectrum Brands Holdings, Inc., (PIK), 12.00%, 8/28/19	3,060	3,442,500

		$19,006,100

Containers — 2.4%

Ardagh Packaging Finance PLC, 9.125%, 10/15/20(2)	$1,100	$1,221,000
Ardagh Packaging Finance PLC, Sr. Notes, 7.375%, 10/15/17(2)	785	846,819
BWAY Holding Co., 10.00%, 6/15/18	550	606,375
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,855	3,599,606
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21(2)	3,905	4,046,556
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(2)	1,350	1,414,125
Reynolds Group Holdings, Inc., Sr. Notes, 8.25%, 2/15/21(2)	3,175	3,242,469
Reynolds Group Holdings, Inc., Sr. Notes, 8.50%, 5/15/18(2)	2,705	2,799,675
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(2)	4,585	4,854,369

		$22,630,994

Diversified Financial Services — 1.8%

AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/15/16(2)	$2,213	$2,268,735
CIT Group, Inc., Sr. Notes, 5.25%, 4/1/14(2)	2,605	2,669,807
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/14	1,450	1,480,812
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	3,470	3,506,869
E*Trade Financial Corp., Sr. Notes, 7.375%, 9/15/13	4,720	4,779,000
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	2,040	2,366,400

		$17,071,623

Diversified Media — 3.6%

Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(2)	$14,135	$15,301,137
Catalina Marketing Corp., 11.625%, 10/1/17(2)	3,090	3,522,600
Checkout Holding Corp., Sr. Notes, 0.00%, 11/15/15(2)	3,860	2,547,600
inVentiv Health, Inc., Sr. Notes, 10.00%, 8/15/18(2)	935	998,113
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(2)	1,860	1,906,500
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	1,080	1,071,900
MDC Partners, Inc., 11.00%, 11/1/16	2,200	2,475,000
MDC Partners, Inc., 11.00%, 11/1/16(2)	1,435	1,600,025
Nielsen Finance, LLC, 11.50%, 5/1/16	1,216	1,444,000
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	143	169,455
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,990	3,199,300

		$34,235,630

See Notes to Financial Statements.
19

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000s omitted)	Value

Energy — 8.0%

Anadarko Petroleum Corp., Sr. Notes, 6.375%, 9/15/17	$3,315	$3,751,111
ATP Oil & Gas Corp., Sr. Notes, 11.875%, 5/1/15	5,865	6,128,925
Basic Energy Services, Inc., 7.75%, 2/15/19(2)	405	426,263
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	1,905	2,224,087
Bill Barrett Corp., 9.875%, 7/15/16	385	439,863
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(2)	825	866,250
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18(2)	4,275	4,584,937
CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(2)	6,695	6,594,575
Chesapeake Midstream Partners, LP/Chesapeake Midstream Partners Finance Corp., 5.875%, 4/15/21(2)	1,385	1,400,581
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(2)	2,286	2,503,170
Compton Petroleum Finance Corp., 10.00%, 9/15/17	1,025	769,035
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	1,585	1,676,138
Continental Resources, Inc., 7.125%, 4/1/21	670	715,225
Continental Resources, Inc., 7.375%, 10/1/20	280	303,100
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,835,680
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,454,125
EXCO Resources, Inc., 7.50%, 9/15/18	1,660	1,691,125
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	3,780	4,044,600
Frac Tech Services LLC/Frac Tech Finance, Inc., 7.125%, 11/15/18(2)	1,320	1,409,100
Frontier Oil Corp., 6.875%, 11/15/18	530	556,500
GMX Resources, Inc., 11.375%, 2/15/19(2)	1,885	1,889,713
Goodrich Petroleum Corp., 8.875%, 3/15/19(2)	1,635	1,659,525
Harvest Operations Corp., 6.875%, 10/1/17(2)	800	841,000
Holly Corp., 9.875%, 6/15/17	1,710	1,936,575
Oasis Petroleum, Inc., Sr. Notes, 7.25%, 2/1/19(2)	640	648,000
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,785,875
Petroplus Finance, Ltd., 6.75%, 5/1/14(2)	200	197,000
Petroplus Finance, Ltd., 7.00%, 5/1/17(2)	1,480	1,413,400
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(2)	2,535	2,585,700
Precision Drilling Corp., 6.625%, 11/15/20(2)	1,890	1,960,875
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	3,196,000
Range Resources Corp., 6.75%, 8/1/20	1,580	1,698,500
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,131,725
SESI, LLC, 6.375%, 5/1/19(2)	2,760	2,794,500
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	718,375
SM Energy Co., Sr. Notes, 6.625%, 2/15/19(2)	670	693,450
Venoco, Inc., 11.50%, 10/1/17	540	602,100
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19(2)	3,745	3,763,725
Xinergy Corp., Sr. Notes, 9.25%, 5/15/19	290	290,000

		$75,180,428

Entertainment / Film — 0.9%

Live Nation Entertainment, Inc., Sr. Notes, 8.125%, 5/15/18(2)	$590	$604,750
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(2)	825	895,125
Regal Entertainment Group, 9.125%, 8/15/18	2,735	2,946,963
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	3,250	3,570,937

		$8,017,775

Environmental — 0.2%

Casella Waste Systems, Inc., 7.75%, 2/15/19(2)	$405	$416,138
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	650	740,187
Clean Harbors, Inc., Sr. Notes, 7.625%, 8/15/16(2)	1,025	1,101,875

		$2,258,200

Food / Beverage / Tobacco — 2.2%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(2)	$1,736	$1,772,279
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(2)	3,140	3,406,900
Blue Merger Sub, Inc., 7.625%, 2/15/19(2)	4,695	4,829,981
Dole Foods Co., Sr. Notes, 13.875%, 3/15/14	1,680	2,053,800
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18(2)	2,695	2,971,238
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	425	459,000
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14	2,140	2,546,600
U.S. Foodservice, Inc., Sr. Notes, 10.25%, 6/30/15(2)	2,395	2,544,688

		$20,584,486

Gaming — 6.8%

Ameristar Casinos, Inc., Sr. Notes, 7.50%, 4/15/21(2)	$685	$704,694
Buffalo Thunder Development Authority, 9.375%, 12/15/14(2)(3)	5,755	2,129,350
CCM Merger, Inc., 8.00%, 8/1/13(2)	1,480	1,483,700
Chukchansi EDA, Sr. Notes, Variable Rate, 3.943%, 11/15/12(2)	595	478,975
Eldorado Casino Shreveport, (PIK), 10.00%, 8/1/12(4)	705	676,330
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(2)(3)	9,480	4,930
Harrah’s Operating Co., Inc., 5.375%, 12/15/13	1,095	1,042,987
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	8,470	7,157,150
Harrah’s Operating Co., Inc., 10.00%, 12/15/15	1,680	1,722,000
Harrah’s Operating Co., Inc., 12.75%, 4/15/18(2)	5,140	5,268,500
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/18	670	632,313

See Notes to Financial Statements.
20

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000s omitted)	Value

Gaming (continued)

Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	$3,760	$4,305,200
Inn of the Mountain Gods Resort & Casino, Sr. Notes, (PIK), 1.25%, 11/30/20(2)(4)	2,440	1,113,250
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(2)(4)	1,084	1,084,000
Majestic HoldCo, LLC, 12.50%, 10/15/11(2)(3)	1,620	162
Mandalay Resort Group, 6.375%, 12/15/11	2,850	2,907,000
Mandalay Resort Group, 7.625%, 7/15/13	855	863,550
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	2,100	2,464,875
MGM Resorts International, 6.75%, 4/1/13	2,985	3,052,162
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	680	761,600
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	1,305	1,515,431
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	1,350	1,576,125
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	2,094,950
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	2,035,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,765	2,391,725
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.375%, 7/1/11	1,000	973,541
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(2)	1,620	1,678,725
Peninsula Gaming, LLC, 8.375%, 8/15/15	390	419,250
Peninsula Gaming, LLC, 8.375%, 8/15/15(2)	805	865,375
Peninsula Gaming, LLC, 10.75%, 8/15/17(2)	945	1,048,950
Peninsula Gaming, LLC, 10.75%, 8/15/17	1,935	2,147,850
Sugarhouse HSP Gaming Property LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 4/15/16(2)	745	764,824
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(2)	3,605	3,627,531
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(2)(4)	4,083	2,633,292
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	2,680	2,941,300

		$64,567,097

Health Care — 5.3%

Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$2,840	$3,056,550
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	1,375	1,471,250
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	550	583,000
AMGH Merger Sub, Inc., 9.25%, 11/1/18(2)	1,530	1,656,225
Biomet, Inc., (PIK), 10.375%, 10/15/17	1,435	1,601,819
Biomet, Inc., 11.625%, 10/15/17	8,115	9,251,100
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(2)	5,685	6,154,012
DJO Finance, LLC/DJO Finance Corp., 7.75%, 4/15/18(2)	1,090	1,124,063
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,785	4,139,844
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(2)	530	545,900
HCA, Inc., (PIK), 9.625%, 11/15/16	515	554,269
HCA, Inc., Sr. Notes, 9.875%, 2/15/17	2,195	2,469,375
Multiplan, Inc., 9.875%, 9/1/18(2)	2,800	3,045,000
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(2)	1,080	1,131,300
Quintiles Transnational Corp., Sr. Notes, (PIK), 9.50%, 12/30/14(2)	6,210	6,380,775
Res-Care, Inc., Sr. Notes, 10.75%, 1/15/19(2)	2,375	2,594,687
Rotech Healthcare, Inc., 10.50%, 3/15/18(2)	1,915	1,948,512
Stewart Enterprises, Inc., 6.50%, 4/15/19(2)	545	551,813
STHI Holding Corp., 8.00%, 3/15/18(2)	1,395	1,440,337

		$49,699,831

Homebuilders / Real Estate — 1.2%

CB Richard Ellis Service, Inc., 6.625%, 10/15/20	$2,625	$2,756,250
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	5,470	6,495,625
Tutor Perini Corp., 7.625%, 11/1/18(2)	1,880	1,927,000

		$11,178,875

Insurance — 0.4%

Alliant Holdings I, Inc., 11.00%, 5/1/15(2)	$2,225	$2,364,062
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(2)	670	700,988
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.188%, 11/15/14(2)	785	763,413

		$3,828,463

Leisure — 1.4%

NCL Corp, Ltd., Sr. Notes, 11.75%, 11/15/16	$2,070	$2,437,425
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	110	118,388
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,892,187
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	573,788
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,439,687
Universal City Development Partners, Ltd./UCDP Finance, Inc., 8.875%, 11/15/15	1,965	2,171,325

See Notes to Financial Statements.
21

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000s omitted)	Value

Leisure (continued)

Universal City Development Partners, Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	$3,515	$4,024,675
Vail Resorts, Inc., Sr. Sub. Notes, 6.50%, 5/1/19(2)	700	717,500

		$13,374,975

Metals / Mining — 3.1%

Arch Coal, Inc., 7.25%, 10/1/20	$925	$1,002,469
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	765	860,625
CII Carbon, LLC, 11.125%, 11/15/15(2)	1,755	1,842,750
CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(2)	2,435	2,568,925
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	1,555	1,737,713
Consol Energy, Inc., 8.00%, 4/1/17	1,630	1,809,300
Consol Energy, Inc., 8.25%, 4/1/20	1,365	1,528,800
FMG Resources PTY, Ltd., Sr. Notes, 7.00%, 11/1/15(2)	6,650	7,049,000
James River Escrow, Inc., Sr. Notes, 7.875%, 4/1/19(2)	960	1,010,400
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(2)	3,700	3,996,000
Novelis, Inc., 8.375%, 12/15/17	2,645	2,935,950
Novelis, Inc., 8.75%, 12/15/20	2,645	2,969,012

		$29,310,944

Paper — 2.0%

Boise Paper Holdings, LLC, 8.00%, 4/1/20	$545	$594,050
Boise Paper Holdings, LLC, 9.00%, 11/1/17	2,200	2,461,250
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,921,000
NewPage Corp., Sr. Notes, 11.375%, 12/31/14	2,825	2,825,000
Sappi Papier Holdings GmbH, Sr. Notes, 6.625%, 4/15/21(2)	2,790	2,842,112
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	4,915	5,259,050
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 8.75%, 2/1/19(2)	2,030	2,106,125
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.054%, 8/1/14	245	238,875

		$19,247,462

Railroad — 0.2%

Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$1,198,875
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	665,275

		$1,864,150

Restaurants — 0.9%

Dunkin Finance Corp., Sr. Notes, 9.625%, 12/1/18(2)	$4,346	$4,454,650
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	4,230	4,341,037

		$8,795,687

Services — 5.0%

Abengoa Finance SAU, 8.875%, 11/1/17(2)	$4,060	$4,141,200
Aramark Holdings Corp., Sr. Notes, (PIK), 8.625%, 5/1/16(2)	1,295	1,337,087
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	1,795	2,001,425
Diversey Holdings, Inc., Sr. Notes, 10.50%, 5/15/20	1,328	1,553,867
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	998	1,044,158
Hertz Corp., 7.50%, 10/15/18(2)	20	21,100
Hertz Corp., 8.875%, 1/1/14	141	145,230
Laureate Education, Inc., 10.00%, 8/15/15(2)	7,020	7,423,650
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(2)	11,912	12,368,786
Laureate Education, Inc., 11.75%, 8/15/17(2)	3,930	4,342,650
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(2)	2,575	2,230,594
Muzak, LLC/Muzak Finance, Sr. Notes, (PIK), 15.00%, 7/31/14	1,726	1,630,695
RSC Equipment Rental, Inc., 10.25%, 11/15/19	1,330	1,532,825
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(2)	3,290	3,783,500
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	830	786,425
United Rentals North America, Inc., 10.875%, 6/15/16	2,345	2,740,719

		$47,083,911

Steel — 0.2%

JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(2)	$1,390	$1,462,975
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(3)	5,225	523
United States Steel Corp., Sr. Notes, 7.375%, 4/1/20	680	720,800

		$2,184,298

Super Retail — 4.5%

Express, LLC/Express Finance Corp., 8.75%, 3/1/18	$5,655	$6,213,431
Limited Brands, Inc., 6.625%, 4/1/21	4,720	4,908,800
Limited Brands, Inc., 8.50%, 6/15/19	3,620	4,190,150
Neiman Marcus Group, Inc., (PIK), 9.00%, 10/15/15	4,284	4,508,781
PETCO Animal Supplies, Inc., 9.25%, 12/1/18(2)	3,215	3,488,275
RadioShack Corp., 6.75%, 5/15/19(2)	820	823,715
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	8,905	9,739,844

See Notes to Financial Statements.
22

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000s omitted)	Value

Super Retail (continued)

Toys “R” Us, 10.75%, 7/15/17	$5,500	$6,263,125
Toys “R” Us, Sr. Notes, 7.375%, 9/1/16(2)	1,760	1,852,400

		$41,988,521

Technology — 2.7%

Advanced Micro Devices, Inc., 8.125%, 12/15/17	$1,005	$1,067,812
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	1,330	1,393,175
Avaya, Inc., Sr. Notes, 7.00%, 4/1/19(2)	1,805	1,795,975
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	2,460	2,552,250
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	1,385	1,440,400
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	680	724,200
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	855	934,088
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(2)	2,460	2,601,450
First Data Corp., (PIK), 10.55%, 9/24/15	2,106	2,192,268
MedAssets, Inc., 8.00%, 11/15/18(2)	660	681,450
SSI Investments II, Sr. Notes, 11.125%, 6/1/18	3,020	3,405,050
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	6,375	7,044,375

		$25,832,493

Telecommunications — 5.9%

Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(2)	$3,255	$3,466,575
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(2)	1,940	2,284,350
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	2,825	3,015,687
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	2,413	2,551,748
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17	2,831	3,113,859
Intelsat Luxembourg SA, 11.50%, 2/4/17(2)	2,770	3,047,000
Intelsat SA, Sr. Notes, 6.50%, 11/1/13	670	713,550
Nextel Communications, Inc., Series E, 6.875%, 10/31/13	815	827,225
NII Capital Corp., 8.875%, 12/15/19	3,235	3,590,850
NII Capital Corp., 10.00%, 8/15/16	2,740	3,157,850
SBA Telecommunications, Inc., 8.00%, 8/15/16	1,145	1,246,619
SBA Telecommunications, Inc., 8.25%, 8/15/19	765	848,194
Sprint Capital Corp., 6.90%, 5/1/19	5,080	5,359,400
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	8,040	8,984,700
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,851,700
Wind Acquisition Finance SA, Sr. Notes, (PIK), 12.25%, 7/15/17(2)	5,081	6,104,496
Windstream Corp., 7.75%, 10/1/21(2)	2,445	2,597,812

		$55,761,615

Textiles / Apparel — 0.7%

Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	$2,990	$3,378,700
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	2,780	3,058,339

		$6,437,039

Transportation Ex Air / Rail — 1.4%

CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(2)	$4,135	$4,300,400
CEVA Group PLC, Sr. Notes, 11.50%, 4/1/18(2)	2,815	3,085,944
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(2)	2,065	2,294,731
CMA CGM SA, 8.50%, 4/15/17(2)	3,685	3,648,150

		$13,329,225

Utilities — 3.3%

Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(2)	$3,315	$3,646,500
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(2)	6,870	7,299,375
Dynegy Holdings, Inc., Sr. Notes, 7.75%, 6/1/19	820	643,700
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	2,025	2,025,000
GenOn Energy, Inc., Sr. Notes, 9.875%, 10/15/20(2)	5,605	6,025,375
NGC Corp., 7.625%, 10/15/26	3,205	2,339,650
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,505,612
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	389,425
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(2)	5,070	5,234,775

		$31,109,412

Total Corporate Bonds & Notes
(identified cost $729,141,000)		$762,726,215

Convertible Bonds — 0.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Automotive & Auto Parts — 0.2%

Ford Motor Co., 4.25%, 11/15/16	$1,115	$2,085,050

		$2,085,050

Capital Goods — 0.2%

Greenbrier Cos., Inc., 3.50%, 4/1/18(2)	$1,810	$1,868,825

		$1,868,825

See Notes to Financial Statements.
23

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Health Care — 0.1%

Kendle International, Inc., 3.375%, 7/15/12	$955	$917,994

		$917,994

Total Convertible Bonds
(identified cost $4,697,397)		$4,871,869

Common Stocks — 5.0%

Security	Shares	Value

Building Materials — 0.3%

Panolam Holdings Co.(4)(5)(6)	3,117	$3,000,580

		$3,000,580

Chemicals — 0.7%

LyondellBasell Industries NV, Class A(6)	81,600	$3,631,200
Rockwood Holdings, Inc.(6)	50,000	2,837,000

		$6,468,200

Consumer Products — 0.0%(7)

HF Holdings, Inc.(4)(5)(6)	13,600	$154,632

		$154,632

Energy — 0.6%

El Paso Corp.	225,000	$4,367,250
EXCO Resources, Inc.	50,000	1,047,500
SemGroup Corp.(6)	16,378	459,403

		$5,874,153

Gaming — 0.0%(7)

Fontainebleau Equity Holdings, Class A(4)(5)(6)	148,726	$1,487
Greektown Superholdings, Inc.(6)	892	64,670
Shreveport Gaming Holdings, Inc.(4)	4,858	87,444

		$153,601

Leisure — 0.4%

Carnival Corp.	100,000	$3,807,000

		$3,807,000

Metals / Mining — 0.1%

Alpha Natural Resources, Inc.(6)	20,000	$1,163,400

		$1,163,400

Services — 0.3%

Geo Group, Inc. (The)(6)	101,500	$2,708,020

		$2,708,020

Steel — 0.8%

RathGibson Acquisition Co., LLC(4)(5)(6)	233,000	$7,793,850

		$7,793,850

Super Retail — 0.8%

Express, Inc.	110,100	$2,377,059
GNC Holdings, Inc., Class A(6)	96,898	1,845,907
Limited Brands, Inc.	81,600	3,358,656

		$7,581,622

Technology — 0.3%

Amkor Technology, Inc.(6)	350,000	$2,345,000

		$2,345,000

Telecommunications — 0.7%

Crown Castle International Corp.(6)	50,000	$2,143,000
Verizon Communications, Inc.	100,000	3,778,000

		$5,921,000

Total Common Stocks
(identified cost $37,072,403)		$46,971,058

Convertible Preferred Stocks — 1.0%

Security	Shares	Value

Automotive & Auto Parts — 0.7%

General Motors Co., 4.75%	131,495	$6,549,766

		$6,549,766

Energy — 0.3%

Chesapeake Energy Corp., 4.50%	22,471	$2,178,338
Chesapeake Energy Corp., 5.00%	6,292	651,222

		$2,829,560

Total Convertible Preferred Stocks
(identified cost $9,483,150)		$9,379,326

See Notes to Financial Statements.
24

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.8%

Security	Shares/Units	Value

Banks and Thrifts — 0.7%

Citigroup Capital XIII, 7.875%	26,702	$745,053
GMAC Capital Trust I	225,820	5,862,287

		$6,607,340

Gaming — 0.0%(7)

Fontainebleau Resorts LLC, (PIK)(4)(5)(6)	4,544	$45

		$45

Services — 0.1%

Muzak Holdings, LLC, Variable Rate, (PIK), 10.00%(5)(6)	102,000	$956,261

		$956,261

Total Preferred Stocks
(identified cost $11,931,642)		$7,563,646

Miscellaneous — 0.0%(7)

	Shares/
	Principal
	Amount
Security	(000’s omitted)	Value

Cable/Satellite TV — 0.0%(7)

Adelphia, Inc., Escrow Certificate(6)	7,585,000	$142,219
Adelphia, Inc., Escrow Certificate(6)	3,555,000	66,656
Adelphia Recovery Trust(6)	10,758,837	56,484

		$265,359

Gaming — 0.0%(7)

BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(5)	5,410	$59,510

		$59,510

Health Care — 0.0%(7)

US Oncology, Inc., Escrow	705	$15,863

		$15,863

Total Miscellaneous
(identified cost $9,891,232)		$340,732

Warrants — 0.3%

Security	Shares	Value

Energy — 0.0%(7)

SemGroup Corp., Expires 11/30/14(6)	17,240	$142,230

		$142,230

Food / Beverage / Tobacco — 0.0%(7)

ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(6)	1,610	$233,450

		$233,450

Gaming — 0.3%

Peninsula Gaming LLC, Convertible Preferred Membership Interests(4)(5)(6)	25,351	$2,148,261

		$2,148,261

Publishing / Printing — 0.0%

Reader’s Digest Association, Inc. (The), Expires 2/14/19(4)(5)(6)	17,588	$0

		$0

Total Warrants
(identified cost $172)		$2,523,941

Short-Term Investments — 4.5%

Repurchase Agreements — 0.6%

	Principal
	Amount
Description	(000’s omitted)	Value

Morgan Stanley: Dated 1/26/11, with an interest rate of 1.00% payable by the Portfolio collateralized by $5,000,000 Marina District Finance Co., Inc. 9.875%, due 8/15/18 and a market value, including accrued interest, of $5,491,736(8)	$5,800	$5,800,000

Total Repurchase Agreements
(identified cost $5,800,000)		$5,800,000

See Notes to Financial Statements.
25

High Income Opportunities Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Other Securities — 3.9%

	Interest
Description	(000’s Omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(9)	$36,591	$36,590,590

Total Other Securities
(identified cost $36,590,590)		$36,590,590

Total Short-Term Investments
(identified cost $42,390,590)		$42,390,590

Total Investments — 98.7%
(identified cost $901,116,902)		$932,857,065

Other Assets, Less Liabilities — 1.3%		$12,620,849

Net Assets — 100.0%		$945,477,914

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	- Payment In Kind

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $358,600,541 or 37.9% of the Portfolio’s net assets.

(3)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Restricted security (see Note 5).

(6)	Non-income producing security.

(7)	Amount is less than 0.05%.

(8)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

Securities Sold Short

	Principal
	Amount
Security	(000’s omitted)	Value

Corporate Bonds & Notes

Marina District Finance Co., Inc., 9.875%, 8/15/18	$(5,000)	$(5,387,500)

Total Securities Sold Short
(proceeds $5,057,786)		$(5,387,500)

See Notes to Financial Statements.
26

High Income Opportunities Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $864,526,312)	$896,266,475
Affiliated investment, at value (identified cost, $36,590,590)	36,590,590
Cash	46,278
Interest and dividends receivable	18,238,463
Interest receivable from affiliated investment	5,333
Receivable for investments sold	14,705,592
Receivable for open swap contracts	791,095

Total assets	$966,643,826

Liabilities

Payable for investments purchased	$14,671,451
Premium received on open swap contracts	437,108
Payable for securities sold short, at value (proceeds, $5,057,786)	5,387,500
Payable to affiliates:
Investment adviser fee	405,547
Trustees’ fees	2,388
Interest payable for securities sold short	104,236
Accrued expenses	157,682

Total liabilities	$21,165,912

Net Assets applicable to investors’ interest in Portfolio	$945,477,914

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$913,276,370
Net unrealized appreciation	32,201,544

Total	$945,477,914

See Notes to Financial Statements.
27

High Income Opportunities Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest and other income	$36,834,202
Dividends	496,018
Interest allocated from affiliated investment	16,149
Expenses allocated from affiliated investment	(891)

Total investment income	$37,345,478

Expenses

Investment adviser fee	$2,393,971
Trustees’ fees and expenses	14,364
Custodian fee	127,244
Legal and accounting services	49,075
Interest expense on securities sold short	130,295
Miscellaneous	31,692

Total expenses	$2,746,641

Deduct —
Reduction of custodian fee	$499

Total expense reductions	$499

Net expenses	$2,746,142

Net investment income	$34,599,336

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(485,991)
Investment transactions allocated from affiliated investment	291
Swap contracts	(979,776)

Net realized loss	$(1,465,476)

Change in unrealized appreciation (depreciation) —
Investments	$30,917,951
Securities sold short	(329,714)
Swap contracts	157,902

Net change in unrealized appreciation (depreciation)	$30,746,139

Net realized and unrealized gain	$29,280,663

Net increase in net assets from operations	$63,879,999

See Notes to Financial Statements.
28

High Income Opportunities Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$34,599,336	$68,174,020
Net realized gain (loss) from investment transactions and swap contracts	(1,465,476)	19,512,393
Net change in unrealized appreciation (depreciation) from investments, securities sold short and swap contracts	30,746,139	53,571,187

Net increase in net assets from operations	$63,879,999	$141,257,600

Capital transactions —
Contributions	$129,723,324	$104,640,446
Withdrawals	(100,284,688)	(104,594,857)

Net increase in net assets from capital transactions	$29,438,636	$45,589

Net increase in net assets	$93,318,635	$141,303,189

Net Assets

At beginning of period	$852,159,279	$710,856,090

At end of period	$945,477,914	$852,159,279

See Notes to Financial Statements.
29

High Income Opportunities Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.62	%(2)	0.64%	0.79%	0.70%	0.63%	0.59%
Net investment income	7.85	%(2)	8.65%	11.34%	9.38%	8.33%	8.13%
Portfolio Turnover	43	%(3)	79%	72%	48%	81%	62%

Total Return	7.51	%(3)	19.52%	38.97%	(29.08)%	6.54%	11.66%

Net assets, end of period (000’s omitted)	$945,478		$852,159	$710,856	$480,061	$872,268	$1,087,324

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.
30

High Income Opportunities Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 54.8%, 23.6%, 17.2% and 2.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

31

High Income Opportunities Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the

32

High Income Opportunities Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

J Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

K Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee amounted to $2,393,971 or 0.54% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and short sale transactions and including maturities, paydowns and principal repayments on Senior Loans, aggregated $406,166,421 and $364,587,278, respectively, for the six months ended April 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$905,331,362

Gross unrealized appreciation	$71,743,865
Gross unrealized depreciation	(44,218,162)

Net unrealized appreciation	$27,525,703

5 Restricted Securities

At April 30, 2011, the Portfolio owned the following securities (representing 1.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

33

High Income Opportunities Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Date of
Description	Acquisition	Shares/Units	Cost		Value

Stocks, Miscellaneous and Warrants

BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675		$59,510
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,487
Fontainebleau Resorts LLC, (PIK), Preferred	6/1/07	4,544	4,544,460		45
HF Holdings, Inc.	10/27/09	13,600	730,450		154,632
Muzak Holdings, LLC, Variable Rate, (PIK), 10.00%, Preferred	6/18/10	102,000	1,019,967		956,261
Panolam Holdings Co.	12/30/09	3,117	1,712,791		3,000,580
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	25,351	0	(1)	2,148,261
RathGibson Acquisition Co., LLC	6/14/10	233,000	1,236,540		7,793,850
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	17,588	0		0

Total Restricted Securities			$11,123,595		$14,114,626

(1)	Less than $0.50.

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Credit Default Swaps — Sell Protection
			Notional	Receive					Net
		Credit	Amount**	Annual		Termination	Market	Upfront Payments	Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate		Date	Value	Received (Paid)	Appreciation

Bank of America	Amkor Technology, Inc.	Ba3/BB-	$1,150	5.00	%(1)	6/20/15	$57,056	$42,290	$99,346
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB-	2,000	5.00	(1)	6/20/15	99,227	114,284	213,511
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	1,700	5.00	(1)	9/20/15	65,901	97,073	162,974
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	3,400	5.00	(1)	9/20/15	131,803	183,461	315,264

							$353,987	$437,108	$791,095

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,250,000.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

34

High Income Opportunities Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At April 30, 2011, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $791,095, with the highest amount from any one counterparty being $478,238. Such amount would be reduced by any unamortized upfront payments received by the Portfolio. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at April 30, 2011 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative

Credit default swap contracts	$353,987	$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium received on open swap contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the six months ended April 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Credit default swap contracts	$(979,776)	$157,902

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the six months ended April 30, 2011, which is indicative of the volume of this derivative type, was approximately $14,267,000.

7 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

8 Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

35

High Income Opportunities Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests	$—	$56,089,688	$—	$56,089,688
Corporate Bonds & Notes	—	757,219,343	5,506,872	762,726,215
Convertible Bonds	—	4,871,869	—	4,871,869
Common Stocks	35,868,395	64,670	11,037,993	46,971,058
Convertible Preferred Stocks	9,379,326	—	—	9,379,326
Preferred Stocks	5,862,287	1,701,314	45	7,563,646
Miscellaneous	—	340,732	—	340,732
Warrants	—	375,680	2,148,261	2,523,941
Short-Term Investments —
Repurchase Agreements	—	5,800,000	—	5,800,000
Other Securities	—	36,590,590	—	36,590,590

Total Investments	$51,110,008	$863,053,886	$18,693,171	$932,857,065

Credit Default Swaps	$—	$353,987	$—	$353,987

Total	$51,110,008	$863,407,873	$18,693,171	$933,211,052

Liability Description

Securities Sold Short	$—	$(5,387,500)	$—	$(5,387,500)

Total	$—	$(5,387,500)	$—	$(5,387,500)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments	Investments
	in Corporate	in Common	in Preferred	Investments
	Bonds & Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2010	$3,440,236	$9,587,193	$242,100	$2,148,261	$15,417,790
Realized gains (losses)	(9,567,318)	—	91,840	—	(9,475,478)
Change in net unrealized appreciation (depreciation)*	9,843,743	1,994,890	(56,145)	—	11,782,488
Cost of purchases	2,066,311	—	—	—	2,066,311
Proceeds from sales	(295,066)	(544,090)	(277,750)	—	(1,116,906)
Accrued discount (premium)	18,966	—	—	—	18,966
Transfers to Level 3	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—

Balance as of April 30, 2011	$5,506,872	$11,037,993	$45	$2,148,261	$18,693,171

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2011*	$166,005	$2,854,552	$—	$—	$3,020,557

*	Amount is included in the related amount on investments in the Statement of Operations.

At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

36

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

37

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and

38

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

five-year periods ended September 30, 2010 for the Fund. In considering the Fund’s longer-term performance record, the Board noted that the Fund’s performance had improved relative to its peers in recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

39

Eaton Vance
High Income Opportunities Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Michael W. Weilheimer President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

40

Eaton Vance
High Income Opportunities Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

41

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Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446-6/11	HISRC

Eaton Vance International Multi-Market Local Income Fund

Semiannual Report
April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
International Multi-Market Local Income Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	35
Officers and Trustees	38
Important Notices	39

Eaton Vance
International Multi-Market Local Income Fund
April 30, 2011
Portfolio Managers Mark S. Venezia, CFA; John R. Baur; Michael A. Cirami, CFA
Performance1

	Class A	Class C	Class I
Symbol	EAIIX	ECIMX	EIIMX
Inception Date	6/27/07	3/1/11	3/1/11

% Average Annual Total Returns at net asset value (NAV)

Six Months	5.96	N.A.	N.A.
One Year	9.70	N.A.	N.A.
Since Inception	9.57	3.33	3.76

% SEC Average Annual Total Returns with maximum sales charge

Six Months	0.90	N.A.	N.A.
One Year	4.47	N.A.	N.A.
Since Inception	8.18	2.33	3.76

% Maximum Sales Charge	Class A	Class C	Class I

	4.75	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I

Gross	2.84	3.54	2.54
Net	1.10	1.80	0.80

Comparative Performance[3]	% Return

JPMorgan GBI-Global Ex U.S. 1-3 Year Index

Six Months	3.17
One Year	13.62
Since Inception (6/27/07)	9.29

JPMorgan GBI-Global Ex U.S. Index

Six Months	1.42
One Year	14.57
Since Inception (6/27/07)	10.29
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percent-age change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
International Multi-Market Local Income Fund
April 30, 2011
Fund Profile4

Asset Allocation (% of net assets; excluding derivatives)

Foreign Currency Positions5 (% of net assets)

Sweden	4.6
South Korea	4.0
China	4.0
Malaysia	4.0
Mexico	3.8
Canada	3.7
Brazil	3.5
Serbia	3.3
Chile	3.1
Philippines	3.0
Singapore	3.0
Indonesia	3.0
Kazakhstan	2.9
Poland	2.9
Israel	2.7
Platinum	2.7
Colombia	2.6
Denmark	2.6
Hong Kong	2.6
India	2.5
Norway	2.4
Czech Republic	2.2
Gold	2.2
Hungary	2.0
United Kingdom	2.0
Uruguay	2.0
Australia	1.9
Turkey	1.8
Russia	1.8
Switzerland	1.8
Taiwan	1.7
Peru	1.5
Dominican Republic	1.5
Lebanon	1.3
Romania	1.0
Mauritius	1.0
Croatia	0.9
Morocco	0.9
Zambia	0.9
New Zealand	0.9
Thailand	0.8
Ukraine	0.8
Uganda	0.8
Ghana	0.7
Kenya	0.7
Georgia	0.6
Costa Rica	0.6
Azerbaijan	0.5
Sri Lanka	0.5
Iceland	0.0
Euro	-25.5
See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
International Multi-Market Local Income Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/12. Without this expense reimbursement performance would have been lower.

3.	The Fund’s primary benchmark was changed to JPMorgan GBI-Global Ex U.S. 1-3 Year Index to better reflect its investment strategy. JPMorgan GBI-Global Ex U.S. 1-3 Year Index is an unmanaged index of foreign-denominated 1-3 year government bonds of developed countries outside the U.S. JPMorgan GBI-Global Ex U.S. Index is an unmanaged index of foreign-denominated government bonds of a core group of developed countries outside the U.S. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

4.	The Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund and also may invest directly. References to investments are to the aggregate Portfolio and Fund (if any) holdings. Fund profile is subject to change due to active management.

5.	Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.
Notice to Shareholders Effective March 1, 2011, the Fund changed its name from Eaton Vance International Income Fund to Eaton Vance International Multi-Market Local Income Fund.

4

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011) for Class A, and (March 1, 2011 – April 30, 2011) for Class C and Class I. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual*
Class A	$1,000.00	$1,059.60	$5.62***	1.10%
Class C	$1,000.00	$1,033.30	$3.06***	1.80%
Class I	$1,000.00	$1,037.60	$1.36***	0.80%
*    Class C and Class I had not commenced operations on November 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period); 61/365 for Class C and Class I (to reflect the period from commencement of operations on March 1, 2011 to April 30, 2011). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010 (February 28, 2011 for Class C and Class I). The Example reflects the expenses of both the Fund and the Portfolio.

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.51***	1.10%
Class C	$1,000.00	$1,015.90	$9.00***	1.80%
Class I	$1,000.00	$1,020.80	$4.01***	0.80%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010 (February 28, 2011 for Class C and Class I). The Example reflects the expenses of both the Fund and the Portfolio.

***	Absent an allocation of certain expenses to the administrator, expenses would be higher.

5

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in International Income Portfolio, at value (identified cost, $26,350,429)	$26,899,953
Receivable for Fund shares sold	1,925
Receivable from affiliate	21,774
Prepaid expenses	15,000

Total assets	$26,938,652

Liabilities

Payable for Fund shares redeemed	$27,018
Distributions payable	8,208
Payable to affiliates:
Distribution and service fees	2,262
Trustees’ fees	42
Accrued expenses	4,092

Total liabilities	$41,622

Net Assets	$26,897,030

Sources of Net Assets

Paid-in capital	$26,075,788
Accumulated net realized gain from Portfolio	376,488
Accumulated distributions in excess of net investment income	(104,770)
Net unrealized appreciation from Portfolio	549,524

Total	$26,897,030

Class A Shares

Net Assets	$9,335,335
Shares Outstanding	791,124
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.80
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$12.39

Class C Shares

Net Assets	$1,018
Shares Outstanding	87
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$11.77

Class I Shares

Net Assets	$17,560,677
Shares Outstanding	1,488,169
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.80

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest allocated from Portfolio (net of foreign taxes, $3,869)	$248,527
Expenses allocated from Portfolio	(64,039)

Total investment income from Portfolio	$184,488

Expenses

Distribution and service fees
Class A	$13,486
Class C	1
Trustees’ fees and expenses	250
Custodian fee	7,834
Transfer and dividend disbursing agent fees	3,855
Legal and accounting services	3
Printing and postage	14,430
Registration fees	19,704
Miscellaneous	4,295

Total expenses	$63,858

Deduct —
Allocation of expenses to affiliate	$58,896

Total expense reductions	$58,896

Net expenses	$4,962

Net investment income	$179,526

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions (including $373,110 from precious metals)	$729,514
Financial futures contracts	5,056
Swap contracts	(3,487)
Foreign currency and forward foreign currency exchange contract transactions	(117,478)

Net realized gain	$613,605

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $177,605 from precious metals)	$408,893
Financial futures contracts	(19,694)
Swap contracts	(46,939)
Foreign currency and forward foreign currency exchange contracts	(46,246)

Net change in unrealized appreciation (depreciation)	$296,014

Net realized and unrealized gain	$909,619

Net increase in net assets from operations	$1,089,145

See Notes to Financial Statements.
7

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$179,526	$184,291
Net realized gain (loss) from investment transactions, written options, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	613,605	(364,112)
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	296,014	313,428

Net increase in net assets from operations	$1,089,145	$133,607

Distributions to shareholders —
From net investment income
Class A	$(181,081)	$(29,480)
Class C	(6)	—
Class I	(115,816)	—
From net realized gain
Class A	—	(4,395)
Tax return of capital
Class A	—	(275,688)

Total distributions to shareholders	$(296,903)	$(309,563)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,532,881	$4,790,647
Class C	2,000	—
Class I	17,001,000	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	135,653	237,595
Class C	3	—
Class I	115,815	—
Cost of shares redeemed
Class A	(2,233,018)	(2,495,603)
Class C	(1,014)	—
Class I	(1,015)	—

Net increase in net assets from Fund share transactions	$17,552,305	$2,532,639

Net increase in net assets	$18,344,547	$2,356,683

Net Assets

At beginning of period	$8,552,483	$6,195,800

At end of period	$26,897,030	$8,552,483

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(104,770)	$12,607

See Notes to Financial Statements.
8

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011						Period Ended
	(Unaudited)		2010	2009	2008		October 31, 2007(1)

Net asset value — Beginning of period	$11.360		$11.690	$10.350	$10.850		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.141		$0.309	$0.328	$0.435		$0.124
Net realized and unrealized gain (loss)	0.528		(0.114)	1.738	(0.490)		0.468

Total income (loss) from operations	$0.669		$0.195	$2.066	$(0.055)		$0.592

Less Distributions

From net investment income	$(0.229)		$(0.050)	$(0.496)	$(0.434)		$(0.014)
From net realized gain	—		(0.007)	(0.230)	(0.013)		(0.135)
Tax return of capital	—		(0.468)	—	—		—

Total distributions	$(0.229)		$(0.525)	$(0.726)	$(0.447)		$(0.149)

Capital contribution from administrator(2)	$—		$—	$—	$0.002		$0.407

Net asset value — End of period	$11.800		$11.360	$11.690	$10.350		$10.850

Total Return(3)	5.96	%(4)	1.70%	20.67%	(0.73	)%(5)	10.05	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,335		$8,552	$6,196	$5,517		$245
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	1.10	%(9)	1.10%	1.10%	1.10%		1.25	%(9)
Net investment income	2.49	%(9)	2.73%	3.01%	3.86%		3.38	%(9)
Portfolio Turnover of the Portfolio	20	%(4)	45%	28%	14%		2	%(4)

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The impact of the capital contribution by the administrator on total return for the year ended October 31, 2008 was less than 0.005%. Absent a capital contribution by the administrator for the period from the start of business, June 27, 2007, to October 31, 2007, total return would have been 9.14%.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	The administrator subidized certain operating expenses (equal to 0.85%, 1.74%, 1.76%, 1.99% and 301.15% of average daily net assets for the six months ended April 30, 2011, the years ended October 31, 2010, 2009 and 2008 and for the period from the start of business, June 27, 2007, to October 31, 2007, respectively).
(9)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Period Ended
	April 30, 2011
	(Unaudited)(1)

Net asset value — Beginning of period	$11.460

Income (Loss) From Operations

Net investment income(2)	$0.023
Net realized and unrealized gain	0.358

Total income from operations	$0.381

Less Distributions

From net investment income	$(0.071)

Total distributions	$(0.071)

Net asset value — End of period	$11.770

Total Return(3)	3.33	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.80	%(8)
Net investment income	1.21	%(8)
Portfolio Turnover of the Portfolio	20	%(4)(9)

(1)	For the period from the commencement of operations on March 1, 2011 to April 30, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	The administrator subsidized certain operating expenses (equal to 0.85% of average daily net assets for the period from commencement of operations on March 1, 2011 to April 30, 2011).
(8)	Annualized.
(9)	For the Portfolio’s six months ended April 30, 2011.

See Notes to Financial Statements.
10

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Period Ended
	April 30, 2011
	(Unaudited)(1)

Net asset value — Beginning of period	$11.460

Income (Loss) From Operations

Net investment income(2)	$0.054
Net realized and unrealized gain	0.376

Total income from operations	$0.430

Less Distributions

From net investment income	$(0.090)

Total distributions	$(0.090)

Net asset value — End of period	$11.800

Total Return(3)	3.76	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,561
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.80	%(8)
Net investment income	2.77	%(8)
Portfolio Turnover of the Portfolio	20	%(4)(9)

(1)	For the period from the commencement of operations on March 1, 2011 to April 30, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	The administrator subsidized certain operating expenses (equal to 0.85% of average daily net assets for the period from commencement of operations on March 1, 2011 to April 30, 2011).
(8)	Annualized.
(9)	For the Portfolio’s six months ended April 30, 2011.

See Notes to Financial Statements.
11

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance International Multi-Market Local Income Fund (formerly, Eaton Vance International Income Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in International Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (13.7% at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for

12

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2011, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.10%, 1.80% and 0.80% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2012. Pursuant to this agreement, EVM was allocated $58,896 of the Fund’s operating expenses for the six months ended April 30, 2011.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $214 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $688 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $13,486 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2011, the Fund paid or accrued to EVD approximately $1 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to less than $1, for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2011, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $19,282,992 and $2,077,402, respectively.

13

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	221,849	424,658
Issued to shareholders electing to receive payments of distributions in Fund shares	11,816	21,049
Redemptions	(195,359)	(222,674)

Net increase	38,306	223,033

Period Ended
April 30, 2011
Class C	(Unaudited)(1)

Sales	174
Issued to shareholders electing to receive payments of distributions in Fund shares	0 (2)
Redemptions	(87)

Net increase	87

Period Ended
April 30, 2011
Class I	(Unaudited)(1)

Sales	1,478,348
Issued to shareholders electing to receive payments of distributions in Fund shares	9,908
Redemptions	(87)

Net increase	1,488,169

(1)	For the period from the commencement of operations on March 1, 2011 to April 30, 2011.
(2)	Amount rounds to less than 1.

8 Name Change

Effective March 1, 2011, the name of Eaton Vance International Multi-Market Local Income Fund was changed from Eaton Vance International Income Fund.

14

International Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 27.7%

		Principal
Security		Amount	Value

Australia — 3.0%

Commonwealth of Australia, 5.75%, 6/15/11	AUD	5,077,000	$5,571,475
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	166,233
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	171,531

Total Australia			$5,909,239

Brazil — 2.3%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	299,204	$186,348
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,890,000	4,315,666

Total Brazil			$4,502,014

Canada — 1.9%

Canada Housing Trust, 2.20%, 3/15/14	CAD	135,000	$142,856
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	2,001,000	2,189,902
Canada Housing Trust, 3.75%, 3/15/20	CAD	665,000	716,849
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	214,000	232,449
Canada Housing Trust, 4.10%, 12/15/18	CAD	475,000	529,024

Total Canada			$3,811,080

Chile — 3.0%

Government of Chile, 2.10%, 9/1/15(1)	CLP	1,172,112,660	$2,500,677
Government of Chile, 6.00%, 3/1/17	CLP	40,000,000	85,903
Government of Chile, 6.00%, 3/1/18	CLP	1,570,000,000	3,373,156

Total Chile			$5,959,736

Colombia — 2.4%

Titulos De Tesoreria B, 11.00%, 5/18/11	COP	8,245,000,000	$4,689,903

Total Colombia			$4,689,903

Congo — 0.0%(3)

Republic of Congo, 3.00%, 6/30/29	USD	64,600	$41,021

Total Congo			$41,021

Costa Rica — 0.6%

Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	451,545,053	$728,721
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	250,313,018	457,743

Total Costa Rica			$1,186,464

Czech Republic — 0.8%

Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,505,198

Total Czech Republic			$1,505,198

Denmark — 2.6%

Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$45,082
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	212,393
Kingdom of Denmark, 5.00%, 11/15/13	DKK	10,898,000	2,321,449
Kingdom of Denmark, 6.00%, 11/15/11	DKK	10,960,000	2,236,583
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	214,260

Total Denmark			$5,029,767

Dominican Republic — 1.4%

Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 13.00%, 2/25/13(4)	DOP	25,000,000	$671,342
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 15.00%, 3/12/12(4)	DOP	20,000,000	543,767
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	58,300,000	1,589,535

Total Dominican Republic			$2,804,644

Israel — 0.2%

Israel Government Bond, 3.00%, 10/31/19(1)	ILS	335,513	$104,729
Israel Government Bond, 5.00%, 4/30/15(1)	ILS	885,628	298,263

Total Israel			$402,992

Macedonia — 0.2%

Republic of Macedonia, 4.625%, 12/8/15	EUR	190,000	$268,473

Total Macedonia			$268,473

Netherlands — 0.6%

Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	$553,488
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	329,905
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	326,646

Total Netherlands			$1,210,039

See Notes to Consolidated Financial Statements.
15

International Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
Security		Amount	Value

Peru — 1.5%

Republic of Peru, 9.91%, 5/5/15	PEN	7,200,000	$2,917,955

Total Peru			$2,917,955

Philippines — 1.2%

Philippine Government International Bond, 4.95%, 1/15/21	PHP	106,000,000	$2,426,788

Total Philippines			$2,426,788

Poland — 0.2%

Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,099,088	$426,664

Total Poland			$426,664

Slovakia — 1.9%

Slovakia Government Bond, 0.00%, 1/27/12	EUR	2,600,000	$3,807,474

Total Slovakia			$3,807,474

South Africa — 0.5%

Republic of South Africa, 6.50%, 6/2/14	USD	815,000	$912,800

Total South Africa			$912,800

Sweden — 0.5%

Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$942,941
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	72,781

Total Sweden			$1,015,722

Taiwan — 1.7%

Taiwan Government Bond, 0.25%, 2/10/12	TWD	97,200,000	$3,387,197

Total Taiwan			$3,387,197

United Kingdom — 1.0%

United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$394,293
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	525,657
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	321,000	555,536
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	490,025

Total United Kingdom			$1,965,511

Uruguay — 0.2%

Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	5,620,029	$357,177

Total Uruguay			$357,177

Total Foreign Government Bonds
(identified cost $50,062,163)			$54,537,858

Collateralized Mortgage Obligations — 0.9%

		Principal
Security		Amount	Value

Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$512,302	$542,113
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.55%, 8/25/39(5)		1,144,400	1,255,859

Total Collateralized Mortgage Obligations
(identified cost $1,724,511)			$1,797,972

Mortgage Pass-Throughs — 7.7%

		Principal
Security		Amount	Value

Federal National Mortgage Association:
2.734%, with maturity at 2035(6)(7)		$1,649,375	$1,722,086
4.378%, with maturity at 2035(6)		1,737,510	1,881,941
6.50%, with various maturities to 2036		3,861,910	4,334,325
7.00%, with maturity at 2033		1,296,296	1,495,093
7.50%, with maturity at 2035		691,903	810,167
8.50%, with maturity at 2032		646,739	793,623

			$11,037,235

Government National Mortgage Association:
7.00%, with maturity at 2035		$1,668,559	$1,941,901
8.00%, with maturity at 2016		718,579	762,902
9.00%, with various maturities to 2024		1,241,278	1,482,097

			$4,186,900

Total Mortgage Pass-Throughs
(identified cost $14,432,164)			$15,224,135

See Notes to Consolidated Financial Statements.
16

International Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Precious Metals — 4.9%

Description		Troy Ounces	Value

Gold(8)		2,750	$4,297,733
Platinum(8)		2,850	5,333,460

Total Precious Metals
(identified cost $8,662,037)			$9,631,193

Short-Term Investments — 53.5%

Foreign Government Securities — 44.1%

		Principal
		Amount
Security		(000’s omitted)	Value

Brazil — 1.1%

Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	3,462	$2,156,895

Total Brazil			$2,156,895

Croatia — 3.4%

Croatia Treasury Bill, 0.00%, 7/7/11	EUR	4,554	$6,718,898

Total Croatia			$6,718,898

Georgia — 1.1%

Bank of Georgia Promissory Note, 11.00%, 6/3/11(9)	GEL	1,807	$1,103,491
Bank of Georgia Promissory Note, 7.00%, 6/20/11(9)	AZN	804	1,010,624

Total Georgia			$2,114,115

Hong Kong — 2.6%

Hong Kong Treasury Bill, 0.00%, 5/11/11	HKD	20,000	$2,575,133
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	20,000	2,573,849

Total Hong Kong			$5,148,982

Hungary — 2.0%

Hungary Government Bond, 6.00%, 10/12/11	HUF	692,500	$3,886,361

Total Hungary			$3,886,361

Iceland — 0.0%(3)

Iceland Treasury Bill, 0.00%, 5/16/11	ISK	1,982	$15,155
Iceland Treasury Bill, 0.00%, 6/15/11	ISK	2,757	21,030

Total Iceland			$36,185

Indonesia — 1.0%

Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	17,298,000	$1,930,918

Total Indonesia			$1,930,918

Israel — 2.5%

Israel Treasury Bill, 0.00%, 6/1/11	ILS	4,760	$1,404,703
Israel Treasury Bill, 0.00%, 8/3/11	ILS	1,364	400,221
Israel Treasury Bill, 0.00%, 11/2/11	ILS	190	55,293
Israel Treasury Bill, 0.00%, 1/4/12	ILS	10,598	3,065,722

Total Israel			$4,925,939

Kazakhstan — 2.9%

Kazakhstan National Bank, 0.00%, 6/17/11	KZT	741,080	$5,077,009
Kazakhstan National Bank, 0.00%, 7/15/11	KZT	93,584	640,576

Total Kazakhstan			$5,717,585

Lebanon — 1.3%

Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	243,200	$160,794
Lebanon Treasury Bill, 0.00%, 7/14/11	LBP	31,050	20,498
Lebanon Treasury Bill, 0.00%, 7/28/11	LBP	550,710	363,013
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	54,000	35,534
Lebanon Treasury Bill, 0.00%, 8/25/11	LBP	2,787,000	1,830,674
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	76,270	49,910
Lebanon Treasury Note, 6.86%, 10/6/11	LBP	31,050	20,881
Lebanon Treasury Note, 6.74%, 10/20/11	LBP	62,090	41,755
Lebanon Treasury Note, 9.06%, 11/10/11	LBP	31,050	21,147

Total Lebanon			$2,544,206

Malaysia — 3.9%

Malaysia Treasury Bill, 0.00%, 5/10/11	MYR	5,915	$1,995,782
Malaysia Treasury Bill, 0.00%, 5/24/11	MYR	918	309,433
Malaysia Treasury Bill, 0.00%, 5/26/11	MYR	2,548	858,727
Malaysia Treasury Bill, 0.00%, 6/30/11	MYR	2,109	708,696

See Notes to Consolidated Financial Statements.
17

International Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Malaysia (continued)

Malaysia Treasury Bill, 0.00%, 7/14/11	MYR	11,669	$3,918,562

Total Malaysia			$7,791,200

Mauritius — 0.9%

Mauritius Treasury Bill, 0.00%, 6/24/11	MUR	51,700	$1,879,219

Total Mauritius			$1,879,219

Mexico — 3.6%

Mexico Treasury Bill, 0.00%, 5/19/11	MXN	40,900	$3,546,157
Mexico Treasury Bill, 0.00%, 8/11/11	MXN	41,400	3,552,825

Total Mexico			$7,098,982

Philippines — 1.7%

Philippine Treasury Bill, 0.00%, 10/19/11	PHP	35,000	$813,058
Philippine Treasury Bill, 0.00%, 3/21/12	PHP	114,640	2,634,569

Total Philippines			$3,447,627

Romania — 1.0%

Romania Treasury Bill, 0.00%, 2/22/12	RON	5,610	$1,929,097

Total Romania			$1,929,097

Serbia — 3.3%

Serbia Treasury Bill, 0.00%, 11/29/11	RSD	125,000	$1,735,323
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	351,800	4,702,664

Total Serbia			$6,437,987

South Korea — 2.7%

Korea Monetary Stabilization Bond, 0.00%, 6/7/11	KRW	3,096,360	$2,879,597
Korea Monetary Stabilization Bond, 0.00%, 8/23/11	KRW	1,353,400	1,249,107
Korea Monetary Stabilization Bond, 4.64%, 10/4/11	KRW	1,274,090	1,195,872

Total South Korea			$5,324,576

Sri Lanka — 0.5%

Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	34,640	$310,673
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	17,160	153,327
Sri Lanka Treasury Bill, 0.00%, 10/7/11	LKR	8,120	71,697
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	8,460	72,312
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	7,320	62,468
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	45,600	385,961

Total Sri Lanka			$1,056,438

Switzerland — 1.8%

Switzerland National Bank, 0.00%, 6/27/11	CHF	3,000	$3,465,906

Total Switzerland			$3,465,906

Thailand — 0.8%

Thailand Government Bond, 5.375%, 11/30/11	THB	47,243	$1,605,331

Total Thailand			$1,605,331

Turkey — 2.5%

Turkey Government Bond, 0.00%, 5/11/11	TRY	5,247	$3,441,818
Turkey Treasury Bill, 0.00%, 7/20/11	TRY	2,270	1,468,157

Total Turkey			$4,909,975

Uganda — 0.8%

Uganda Treasury Bill, 0.00%, 6/30/11	UGX	3,625,000	$1,499,501

Total Uganda			$1,499,501

Uruguay — 1.8%

Uruguay Treasury Bill, 0.00%, 5/13/11	UYU	37,400	$1,978,855
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	20,800	1,074,893
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	9,300	474,627

Total Uruguay			$3,528,375

Zambia — 0.9%

Zambia Treasury Bill, 0.00%, 8/29/11	ZMK	5,395,000	$1,121,734
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	1,525,000	309,195
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	675,000	133,727
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	720,000	142,230

Total Zambia			$1,706,886

Total Foreign Government Securities
(identified cost $82,656,026)			$86,861,184

See Notes to Consolidated Financial Statements.
18

International Income Portfolio

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.5%

	Principal
	Amount
Security	(000s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/19/11	$1,000	$999,998

Total U.S. Treasury Obligations
(identified cost $999,941)		$999,998

Other Securities — 8.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(10)	$17,526	$17,525,976

Total Other Securities
(identified cost $17,525,976)		$17,525,976

Total Short-Term Investments
(identified cost $101,181,943)		$105,387,158

Total Investments — 94.7%
(identified cost $176,062,818)		$186,578,316

Other Assets, Less Liabilities — 5.3%		$10,488,406

Net Assets — 100.0%		$197,066,722

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	- Australian Dollar
AZN	- Azerbaijani Manat
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CLP	- Chilean Peso
COP	- Colombian Peso
CRC	- Costa Rican Colon
DKK	- Danish Krone
DOP	- Dominican Peso
EUR	- Euro
GBP	- British Pound Sterling
GEL	- Georgian Lari
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
ISK	- Icelandic Krona
KRW	- South Korean Won
KZT	- Kazak Tenge
LBP	- Lebanese Pound
LKR	- Sri Lankan Rupee
MUR	- Mauritian Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PEN	- Peruvian New Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RON	- Romanian Leu
RSD	- Serbian Dinar
SEK	- Swedish Krona
THB	- Thailand Baht
TRY	- New Turkish Lira
TWD	- New Taiwan Dollar
UGX	- Uganda Schilling
USD	- United States Dollar
UYU	- Uruguayan Peso
ZMK	- Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $2,422,351 or 1.2% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2011.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(8)	Non-income producing.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Consolidated Financial Statements.
19

International Income Portfolio

April 30, 2011

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investments —
Securities of unaffiliated issuers, at value (identified cost, $149,874,805)	$159,421,147
Affiliated investment, at value (identified cost, $17,525,976)	17,525,976
Precious metals, at value (identified cost, $8,662,037)	9,631,193

Total Investments, at value (identified cost, $176,062,818)	$186,578,316

Cash	$1,851,212
Cash collateral on deposit at broker	123,640
Foreign currency, at value (identified cost, $7,656,513)	7,747,862
Interest receivable	1,772,844
Interest receivable from affiliated investment	2,519
Receivable for open forward foreign currency exchange contracts	1,738,479
Receivable for closed forward foreign currency exchange contracts	203,965
Receivable for open swap contracts	127,298
Receivable for closed swap contracts	35,472
Receivable for closed options	43,858
Premium paid on open swap contracts	253,658

Total assets	$200,479,123

Liabilities

Payable for variation margin on open financial futures contracts	$12,257
Payable for open forward foreign currency exchange contracts	2,974,934
Payable for closed forward foreign currency exchange contracts	27,895
Payable for open swap contracts	123,757
Payable to affiliates:
Investment adviser fee	99,729
Trustees’ fees	509
Accrued expenses	173,320

Total liabilities	$3,412,401

Net Assets applicable to investors’ interest in Portfolio	$197,066,722

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$187,775,329
Net unrealized appreciation	9,291,393

Total	$197,066,722

See Notes to Consolidated Financial Statements.
20

International Income Portfolio

April 30, 2011

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest (net of foreign taxes, $48,364)	$3,174,979
Interest allocated from affiliated investment	14,484
Expenses allocated from affiliated investment	(721)

Total investment income	$3,188,742

Expenses

Investment adviser fee	$547,926
Trustees’ fees and expenses	3,060
Custodian fee	153,268
Legal and accounting services	86,549
Miscellaneous	4,067

Total expenses	$794,870

Deduct —
Reduction of custodian fee	$14

Total expense reductions	$14

Net expenses	$794,856

Net investment income	$2,393,886

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (including $2,990,430 from precious metals)	$7,211,787
Investment transactions allocated from affiliated investment	259
Financial futures contracts	95,789
Swap contracts	(54,689)
Foreign currency and forward foreign currency exchange contract transactions	(80,575)

Net realized gain	$7,172,571

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $240,153 from precious metals)	$1,993,958
Financial futures contracts	(157,164)
Swap contracts	86,185
Foreign currency and forward foreign currency exchange contracts	(782,874)

Net change in unrealized appreciation (depreciation)	$1,140,105

Net realized and unrealized gain	$8,312,676

Net increase in net assets from operations	$10,706,562

See Notes to Consolidated Financial Statements.
21

International Income Portfolio

April 30, 2011

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$2,393,886	$2,790,415
Net realized gain (loss) from investment transactions, written options, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	7,172,571	(1,113,484)
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	1,140,105	4,778,202

Net increase in net assets from operations	$10,706,562	$6,455,133

Capital transactions —
Contributions	$19,732,113	$95,656,439
Withdrawals	(2,077,402)	(2,987,484)

Net increase in net assets from capital transactions	$17,654,711	$92,668,955

Net increase in net assets	$28,361,273	$99,124,088

Net Assets

At beginning of period	$168,705,449	$69,581,361

At end of period	$197,066,722	$168,705,449

See Notes to Consolidated Financial Statements.
22

International Income Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011					Period Ended
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	October 31, 2007(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.91	%(3)	0.96%	0.90%	1.01%	1.35	%(3)
Net investment income	2.73	%(3)	2.51%	3.34%	4.01%	3.75	%(3)
Portfolio Turnover	20	%(4)	45%	28%	14%	2	%(4)

Total Return	6.06	%(4)	1.85%	20.91%	(0.64)%	10.05	%(4)

Net assets, end of period (000’s omitted)	$197,067		$168,705	$69,581	$33,755	$23,580

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Not annualized.

See Notes to Consolidated Financial Statements.
23

International Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance International Multi-Market Local Income Fund (formerly, Eaton Vance International Income Fund), Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Strategic Income Fund held an interest of 13.7%, 12.6% and 73.7%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2011 were $11,457,687 or 5.8% of the Portfolio’s consolidated net assets. The accompanying Consolidated Financial Statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by brokers/dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with

24

International Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

25

International Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

K Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

M Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P Total Return Swaps — In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

26

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Notes to Consolidated Financial Statements (Unaudited) — continued

Q Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.625% of its respective average daily net assets up to $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee totaled $547,926 or 0.625% (annualized) of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$23,461,314	$8,924,470
U.S. Government and Agency Securities	—	6,696,758

	$23,461,314	$15,621,228

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$176,663,817

Gross unrealized appreciation	$10,462,067
Gross unrealized depreciation	(547,568)

Net unrealized appreciation	$9,914,499

27

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Notes to Consolidated Financial Statements (Unaudited) — continued

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

5/11/11	New Turkish Lira 1,970,000	United States Dollar 1,224,555	Goldman Sachs, Inc.	$(68,654)
5/16/11	Euro 18,869,595	United States Dollar 27,282,888	Goldman Sachs, Inc.	(655,841)
5/20/11	Euro 1,672,694	United States Dollar 2,396,971	HSBC Bank USA	(79,384)
5/20/11	Euro 1,672,694	United States Dollar 2,385,220	JPMorgan Chase Bank	(91,135)
6/15/11	Australian Dollar 2,051,000	United States Dollar 2,034,672	Goldman Sachs, Inc.	(201,247)
7/7/11	Euro 4,554,000	United States Dollar 5,732,029	Deutsche Bank	(1,001,150)
12/20/11	Norwegian Krone 4,000,000	Euro 501,281	Citigroup Global Markets	(14,274)
1/27/12	Euro 2,600,000	United States Dollar 3,205,800	Deutsche Bank	(610,918)
2/22/12	Euro 1,197,183	United States Dollar 1,637,181	Goldman Sachs, Inc.	(118,498)
3/16/12	Sri Lankan Rupee 8,460,000	United States Dollar 74,801	Standard Chartered Bank	(571)
3/23/12	Sri Lankan Rupee 7,320,000	United States Dollar 64,922	HSBC Bank USA	(267)

				$(2,841,939)

Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/6/11	Polish Zloty 12,868,744	Euro 3,183,008	Credit Suisse	$132,502
5/9/11	Ghanaian Cedi 2,205,000	United States Dollar 1,442,591	Citigroup Global Markets	16,387
5/12/11	Croatian Kuna 9,100,000	United States Dollar 1,767,848	Citigroup Global Markets	67,719
5/13/11	Polish Zloty 1,050,000	Euro 263,958	Standard Bank	4,338

28

International Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/13/11	Russian Ruble 53,270,000	United States Dollar 1,891,556	HSBC Bank USA	$51,109
5/16/11	Moroccan Dirham 13,584,422	United States Dollar 1,630,196	Citigroup Global Markets	135,731
5/18/11	Swedish Krona 12,083,288	Euro 1,337,475	Goldman Sachs, Inc.	17,971
5/19/11	Mexican Peso 3,959,000	United States Dollar 327,963	Citigroup Global Markets	15,456
5/31/11	Indian Rupee 93,880,000	United States Dollar 2,034,677	Citigroup Global Markets	77,367
6/3/11	Swedish Krona 21,620,000	Euro 2,352,072	HSBC Bank USA	91,388
6/3/11	Swedish Krona 7,380,000	Euro 808,117	JPMorgan Chase Bank	23,447
6/6/11	Indonesian Rupiah 31,352,370,000	United States Dollar 3,627,487	Citigroup Global Markets	30,279
6/6/11	Indonesian Rupiah 2,432,000,000	United States Dollar 279,830	Citigroup Global Markets	3,903
6/6/11	Ukrainian Hryvnia 12,255,000	United States Dollar 1,529,963	Barclays Bank PLC	(2,964)
6/13/11	British Pound Sterling 1,210,908	Euro 1,445,513	Citigroup Global Markets	(117,008)
6/14/11	Singapore Dollar 2,986,000	United States Dollar 2,356,934	Citigroup Global Markets	82,491
6/14/11	South Korean Won 2,798,000,000	United States Dollar 2,487,553	Deutsche Bank	127,996
6/15/11	Yuan Renminbi 1,100,000	United States Dollar 166,541	Citigroup Global Markets	3,984
6/15/11	Yuan Renminbi 2,300,000	United States Dollar 347,958	HSBC Bank USA	8,594
7/11/11	Indian Rupee 103,720,000	United States Dollar 2,310,537	Citigroup Global Markets	6,425
7/25/11	Indian Rupee 25,170,000	United States Dollar 558,217	Credit Suisse	2,715
8/2/11	Canadian Dollar 2,040,000	United States Dollar 2,044,184	JPMorgan Chase Bank	107,170
8/2/11	Canadian Dollar 1,216,567	United States Dollar 1,213,896	JPMorgan Chase Bank	69,077
8/15/11	Singapore Dollar 4,235,844	United States Dollar 3,425,866	Barclays Bank PLC	34,829
10/17/11	New Zealand Dollar 2,155,000	United States Dollar 1,607,057	Goldman Sachs, Inc.	117,251
10/18/11	Czech Koruna 70,204,224	United States Dollar 4,177,331	HSBC Bank USA	112,590
11/4/11	Kenyan Shilling 119,970,000	United States Dollar 1,451,718	Citigroup Global Markets	(12,855)

29

International Income Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

12/8/11	Russian Ruble 43,630,000	United States Dollar 1,352,135	HSBC Bank USA	$207,223
12/20/11	Norwegian Krone 29,404,281	Euro 3,667,165	HSBC Bank USA	131,075
1/19/12	Yuan Renminbi 470,000	United States Dollar 74,250	Barclays Bank PLC	(168)
3/12/12	Swedish Krona 7,511,348	United States Dollar 1,159,000	Goldman Sachs, Inc.	59,462

				$1,605,484

At April 30, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $203,965 and a payable of $27,895.

Futures Contracts
					Net Unrealized
Expiration Date	Contracts	Position	Aggregate Cost	Value	Depreciation

6/11	7 U.S. 5-Year Treasury Note	Short	$(815,843)	$(829,281)	$(13,438)
6/11	33 U.S. 10-Year Treasury Note	Short	(3,909,984)	(3,997,640)	(87,656)
6/11	21 U.S. 30-Year Treasury Bond	Short	(2,507,867)	(2,569,875)	(62,008)

					$(163,102)

Interest Rate Swaps
	Notional	Portfolio				Net Unrealized
	Amount	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Bank of America	ILS 380	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(555)
Bank of America	ILS 400	Receive	3-month ILS TELBOR	4.54	1/6/15	(1,543)
Barclays Bank PLC	ILS 178	Receive	3-month ILS TELBOR	5.15	3/5/20	152
Barclays Bank PLC	ILS 181	Receive	3-month ILS TELBOR	5.16	3/8/20	126
Citibank NA	CZK 70,200	Pay	6-month CZK PRIBOR	2.57	4/18/14	18,816

						$16,996

CZK - Czech Koruna
ILS - Israeli Shekel

30

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Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection
		Notional	Contract					Net Unrealized
		Amount	Annual		Termination		Upfront Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate*		Date	Market Value	Received (Paid)	(Depreciation)

Austria	Barclays Bank PLC	$200	0.44%		12/20/13	$(701)	$—	$(701)
Austria	Barclays Bank PLC	100	1.42		3/20/14	(3,246)	—	(3,246)
Egypt	Bank of America	100	1.00	(1)	6/20/15	8,481	(5,132)	3,349
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	8,748	(5,067)	3,681
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	8,748	(5,323)	3,425
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	12,722	(6,755)	5,967
Egypt	Deutsche Bank	50	1.00	(1)	6/20/15	4,240	(2,615)	1,625
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	8,748	(5,098)	3,650
Lebanon	Barclays Bank PLC	100	1.00	(1)	12/20/14	7,477	(5,606)	1,871
Lebanon	Citigroup Global Markets	150	3.30		9/20/14	(1,018)	—	(1,018)
Lebanon	Citigroup Global Markets	200	1.00	(1)	12/20/14	14,955	(11,381)	3,574
Lebanon	Citigroup Global Markets	100	1.00	(1)	3/20/15	8,094	(4,892)	3,202
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	8,094	(5,488)	2,606
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	8,094	(5,520)	2,574
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	8,094	(5,096)	2,998
Malaysia	Bank of America	100	0.83		12/20/14	(1,133)	—	(1,133)
Malaysia	Barclays Bank PLC	200	2.40		3/20/14	(11,781)	—	(11,781)
Malaysia	Barclays Bank PLC	200	0.82		12/20/14	(2,192)	—	(2,192)
Malaysia	Citigroup Global Markets	200	2.45		3/20/14	(12,079)	—	(12,079)
Philippines	Barclays Bank PLC	300	1.70		12/20/14	(9,103)	—	(9,103)
Philippines	Barclays Bank PLC	200	1.84		12/20/14	(7,099)	—	(7,099)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(3,586)	—	(3,586)
Philippines	Barclays Bank PLC	72	1.00	(1)	3/20/15	(188)	(1,627)	(1,815)
Philippines	Citigroup Global Markets	100	1.84		12/20/14	(3,550)	—	(3,550)
Philippines	Deutsche Bank	100	1.00	(1)	3/20/15	(261)	(2,455)	(2,716)
Philippines	JPMorgan Chase Bank	300	1.69		12/20/14	(8,992)	—	(8,992)
Philippines	JPMorgan Chase Bank	71	1.00	(1)	3/20/15	(185)	(1,605)	(1,790)
Russia	Citigroup Global Markets	100	1.00	(1)	6/20/15	325	(1,285)	(960)
Russia	Credit Suisse	100	1.00	(1)	3/20/15	162	(1,113)	(951)
Russia	Credit Suisse	100	1.00	(1)	6/20/15	326	(1,215)	(889)
Russia	Deutsche Bank	100	1.00	(1)	6/20/15	326	(1,215)	(889)
South Africa	Bank of America	200	1.00	(1)	12/20/19	6,649	(8,016)	(1,367)
South Africa	Barclays Bank PLC	200	1.00	(1)	12/20/19	6,650	(9,267)	(2,617)
South Africa	Citigroup Global Markets	100	1.00	(1)	12/20/19	3,325	(5,268)	(1,943)
South Africa	Credit Suisse	100	1.00	(1)	3/20/20	3,501	(4,739)	(1,238)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	3,325	(5,493)	(2,168)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	3,501	(3,827)	(326)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	3,501	(3,964)	(463)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	3,500	(5,477)	(1,977)
Spain	Barclays Bank PLC	100	1.00	(1)	3/20/20	9,355	(1,067)	8,288
Spain	Citigroup Global Markets	200	1.00	(1)	3/20/20	18,711	(10,037)	8,674
Spain	Citigroup Global Markets	100	1.00	(1)	3/20/20	9,355	(2,437)	6,918
Spain	Deutsche Bank	200	1.00	(1)	3/20/20	18,711	(10,037)	8,674
Spain	Deutsche Bank	100	1.00	(1)	3/20/20	9,355	(2,301)	7,054
Thailand	Barclays Bank PLC	200	0.97		9/20/19	5,581	—	5,581

31

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Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract					Net Unrealized
		Amount	Annual		Termination		Upfront Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate*		Date	Market Value	Received (Paid)	(Depreciation)

Thailand	Citigroup Global Markets	$200	0.86%		12/20/14	$165	$—	$165
Thailand	Citigroup Global Markets	100	0.95		9/20/19	2,936	—	2,936
Thailand	JPMorgan Chase Bank	100	0.87		12/20/14	46	—	46
Uruguay	Deutsche Bank	100	1.00	(1)	6/20/20	7,654	(6,812)	842
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank	70	1.00	(1)	3/20/15	18,443	(3,027)	15,416
Banco de Sabadell, S.A.	JPMorgan Chase Bank	70	3.00	(1)	3/20/15	3,969	(356)	3,613
Citibank Corp.	Bank of America	420	1.00	(1)	9/20/20	13,118	(24,959)	(11,841)
Citibank Corp.	JPMorgan Chase Bank	420	1.00	(1)	9/20/20	13,117	(26,417)	(13,300)
Erste Group Bank AG	Barclays Bank PLC	70	1.00	(1)	3/20/15	2,442	(3,863)	(1,421)
ING Verzekeringen N.V.	JPMorgan Chase Bank	70	1.00	(1)	3/20/15	3,213	(1,738)	1,475
Rabobank Nederland N.V.	JPMorgan Chase Bank	70	1.00	(1)	3/20/15	(394)	(51)	(445)
Raiffeisen Zentralbank	Barclays Bank PLC	70	1.00	(1)	3/20/15	3,329	(5,215)	(1,886)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR 300	1.00(1)		6/20/16	24,625	(30,802)	(6,177)

						$240,203	$(253,658)	$(13,455)

*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Risk: The Portfolio enters into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as a substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate and cross-currency swap contracts. The Portfolio also enters into interest rate swap agreements to enhance return or as a substitution for the purchase or sale of securities. The Portfolio also purchases and sells U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2011, the amount of derivatives with credit-related contingent features in a net liability position was $2,325,690. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $899,312 at April 30, 2011.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $2,069,742, with the highest amount from any one counterparty being $601,979. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with

32

International Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $800,900 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2011 was as follows:

	Fair Value

Consolidated Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate

Receivable for open and closed forward foreign currency exchange contracts	$—	$1,942,444	$—
Receivable for open swap contracts; Premium paid on open swap contracts	305,711	—	19,094

Total Asset Derivatives	$305,711	$1,942,444	$19,094

Net unrealized depreciation*	$—	$—	$(163,102)
Payable for open and closed forward foreign currency exchange contracts	—	(3,002,829)	—
Payable for open swap contracts; Premium paid on open swap contracts	(65,508)	—	(2,098)

Total Liability Derivatives	$(65,508)	$(3,002,829)	$(165,200)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2011 was as follows:

Consolidated Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$—	$95,789
Swap contracts	(46,405)	—	(8,284)
Foreign currency and forward foreign currency exchange contract transactions	—	(181,437)	—

Total	$(46,405)	$(181,437)	$87,505

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$—	$(157,164)
Swap contracts	48,801	—	37,384
Foreign currency and forward foreign currency exchange contracts	—	(896,565)	—

Total	$48,801	$(896,565)	$(119,780)

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2011, which are indicative of the volume of these derivative types, were approximately $4,286,000, $113,072,000 and $9,658,000, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

33

International Income Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

7 Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$54,537,858	$—	$54,537,858
Collateralized Mortgage Obligations	—	1,797,972	—	1,797,972
Mortgage Pass-Throughs	—	15,224,135	—	15,224,135
Precious Metals	9,631,193	—	—	9,631,193
Short-Term Investments —
Foreign Government Securities	—	86,861,184	—	86,861,184
U.S. Treasury Obligations	—	999,998	—	999,998
Other Securities	—	17,525,976	—	17,525,976

Total Investments	$9,631,193	$176,947,123	$—	$186,578,316

Forward Foreign Currency Exchange Contracts	$—	$1,942,444	$—	$1,942,444
Swap Contracts	—	324,805	—	324,805

Total	$9,631,193	$179,214,372	$—	$188,845,565

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,002,829)	$—	$(3,002,829)
Swap Contracts	—	(67,606)	—	(67,606)
Futures Contracts	(163,102)	—	—	(163,102)

Total	$(163,102)	$(3,070,435)	$—	$(3,233,537)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

34

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Board of the Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

35

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Board of the Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance International Multi-Market Local Income Fund (formerly Eaton Vance International Income Fund) (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and to the Portfolio by BMR.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted EVM’s and BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio in the complex by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of EVM and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

36

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Board of the Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund and the Portfolio (collectively referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary for the primary purpose of investing in commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board considered that EVM had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and at the Portfolio level, will allow the Fund to continue to benefit from economies of scale in the future.

37

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance International Multi-Market Local Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of International Income Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance International Multi-Market Local Income Fund and International Income Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

38

Eaton Vance
International Multi-Market Local Income Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Investment Adviser of International Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance International Multi-Market Local Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3042-6/11	INTLISRC

Eaton Vance Low Duration Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Low Duration Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	29

Officers and Trustees	32

Important Notices	33

Eaton Vance
Low Duration Fund
April 30, 2011
Portfolio Manager Susan Schiff, CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	EALDX	EBLDX	ECLDX	EILDX
Inception Date	9/30/02	9/30/02	9/30/02	5/4/09

% Average Annual Total Returns at net asset value (NAV)

Six Months	0.15	-0.23	-0.15	0.27
One Year	2.18	1.43	1.57	2.33
Five Years	4.41	3.64	3.80	N.A.
Since Inception	3.20	2.43	2.58	4.33

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-2.09	-3.18	-1.14	0.27
One Year	-0.10	-1.55	0.58	2.33
Five Years	3.94	3.64	3.80	N.A.
Since Inception	2.92	2.43	2.58	4.33

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	2.25	3.00	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.95	1.70	1.55	0.70

Comparative Performance[3]				% Return

BofA Merrill Lynch 1-3 Year U.S. Treasury Index

Six Months				0.11
One Year				1.83
Five Years				4.13
Since Inception (9/30/02)				3.10

Lipper Short U.S. Government Funds Average*

Six Months				0.20
One Year				2.13
Five Years				3.67
Since Inception (9/30/02)				2.71

*Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Low Duration Fund
April 30, 2011
Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Low Duration Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus.

3.	BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index of short-term U.S. Treasury securities. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	The Fund invests in one or more affiliated investment companies (“Portfolios”). Unless otherwise noted, references to investments are to the aggregate holdings of the Portfolios.

4

Eaton Vance
Low Duration Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Class A	$1,000.00	$1,001.50	$4.62	0.93%
Class B	$1,000.00	$997.70	$8.32	1.68%
Class C	$1,000.00	$998.50	$7.58	1.53%
Class I	$1,000.00	$1,002.70	$3.38	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.66	0.93%
Class B	$1,000.00	$1,016.50	$8.40	1.68%
Class C	$1,000.00	$1,017.20	$7.65	1.53%
Class I	$1,000.00	$1,021.40	$3.41	0.68%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance
Low Duration Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in Short-Term U.S. Government Portfolio, at value (identified cost, $439,209,907)	$448,320,095
Investment in Floating Rate Portfolio, at value (identified cost, $43,696,656)	47,660,430
Investment in Government Obligations Portfolio, at value (identified cost, $6,089,391)	6,927,749
Receivable for Fund shares sold	716,879

Total assets	$503,625,153

Liabilities

Payable for Fund shares redeemed	$2,406,632
Distributions payable	376,924
Payable to affiliates:
Distribution and service fees	165,466
Trustees’ fees	42
Accrued expenses	112,064

Total liabilities	$3,061,128

Net Assets	$500,564,025

Sources of Net Assets

Paid-in capital	$507,788,809
Accumulated net realized loss from Portfolios	(19,184,478)
Accumulated distributions in excess of net investment income	(1,952,626)
Net unrealized appreciation from Portfolios	13,912,320

Net Assets	$500,564,025

Class A Shares

Net Assets	$282,920,210
Shares Outstanding	31,144,873
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.08
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.29

Class B Shares

Net Assets	$8,195,434
Shares Outstanding	901,127
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.09

Class C Shares

Net Assets	$140,737,076
Shares Outstanding	15,477,032
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.09

Class I Shares

Net Assets	$68,711,305
Shares Outstanding	7,572,160
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.07

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Low Duration Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest and other income allocated from Portfolios	$9,323,026
Expenses allocated from Portfolios	(1,509,984)

Total investment income from Portfolios	$7,813,042

Expenses

Distribution and service fees
Class A	$389,957
Class B	44,384
Class C	642,944
Trustees’ fees and expenses	250
Custodian fee	25,078
Transfer and dividend disbursing agent fees	167,166
Legal and accounting services	24,018
Printing and postage	24,128
Registration fees	69,265
Miscellaneous	6,871

Total expenses	$1,394,061

Net investment income	$6,418,981

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —
Investment transactions	$1,179,102
Financial futures contracts	6,529,413
Foreign currency and forward foreign currency exchange contract transactions	(163,005)

Net realized gain	$7,545,510

Change in unrealized appreciation (depreciation) —
Investments	$(10,550,084)
Financial futures contracts	(2,931,728)
Foreign currency and forward foreign currency exchange contracts	(175,659)

Net change in unrealized appreciation (depreciation)	$(13,657,471)

Net realized and unrealized loss	$(6,111,961)

Net increase in net assets from operations	$307,020

See Notes to Financial Statements.
7

Eaton Vance
Low Duration Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$6,418,981	$12,632,714
Net realized gain (loss) from investment transactions, financial futures contracts and foreign currency and forward foreign currency exchange contract transactions	7,545,510	(13,384,293)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(13,657,471)	19,148,279

Net increase in net assets from operations	$307,020	$18,396,700

Distributions to shareholders —
From net investment income
Class A	$(4,932,266)	$(10,457,839)
Class B	(106,916)	(229,017)
Class C	(1,934,521)	(3,693,893)
Class I	(1,187,308)	(992,231)

Total distributions to shareholders	$(8,161,011)	$(15,372,980)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$58,054,433	$254,675,279
Class B	1,277,975	6,253,148
Class C	17,139,407	94,691,457
Class I	20,354,099	70,118,891
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,909,103	8,687,732
Class B	82,638	173,332
Class C	1,451,771	2,738,300
Class I	324,741	229,816
Cost of shares redeemed
Class A	(120,635,308)	(176,758,556)
Class B	(1,842,218)	(2,410,735)
Class C	(40,970,097)	(33,994,604)
Class I	(17,687,700)	(18,207,477)
Net asset value of shares exchanged
Class A	785,021	2,820,641
Class B	(785,021)	(2,820,641)

Net increase (decrease) in net assets from Fund share transactions	$(78,541,156)	$206,196,583

Net increase (decrease) in net assets	$(86,395,147)	$209,220,303

Net Assets

At beginning of period	$586,959,172	$377,738,869

At end of period	$500,564,025	$586,959,172

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(1,952,626)	$(210,596)

See Notes to Financial Statements.
8

Eaton Vance
Low Duration Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009		2008		2007		2006

Net asset value — Beginning of period	$9.210		$9.160	$8.720		$8.990		$9.060		$9.220

Income (Loss) From Operations

Net investment income(1)	$0.114		$0.245	$0.270		$0.344		$0.397		$0.333
Net realized and unrealized gain (loss)	(0.101)		0.102	0.549		(0.191)		0.028		0.002

Total income from operations	$0.013		$0.347	$0.819		$0.153		$0.425		$0.335

Less Distributions

From net investment income	$(0.143)		$(0.297)	$(0.339)		$(0.423)		$(0.482)		$(0.495)
Tax return of capital	—		—	(0.040)		—		(0.013)		—

Total distributions	$(0.143)		$(0.297)	$(0.379)		$(0.423)		$(0.495)		$(0.495)

Net asset value — End of period	$9.080		$9.210	$9.160		$8.720		$8.990		$9.060

Total Return(2)	0.15	%(3)	3.86%	9.57%		1.65%		4.82%		3.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$282,920		$345,385	$254,074		$71,284		$20,998		$21,157
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.93	%(6)	0.95%	1.00	%(7)	1.00	%(7)	1.17	%(7)	1.29	%(7)
Net investment income	2.52	%(6)	2.67%	2.99%		3.83%		4.40%		3.65%
Portfolio Turnover of the Fund(8)	9	%(3)	17%	38%		83%		81%		50%
Portfolio Turnover of Short-Term U.S. Government Portfolio	2	%(3)	26%	34%		24%		35%		46%
Portfolio Turnover of Floating Rate Portfolio	23	%(3)	39%	35%		7%		61%		50%
Portfolio Turnover of Government Obligations Portfolio	0	%(3)(9)	22%	28%		19%		n/a		2%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser waived its investment adviser and administration fee and/or the administrator reimbursed expenses (equal to 0.05%, 0.30%, 0.39% and 0.15% of average daily net assets for the years ended October 31, 2009, 2008, 2007 and 2006, respectively).
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	Amount is less than 0.5%.

See Notes to Financial Statements.
9

Eaton Vance
Low Duration Fund

April 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009		2008		2007		2006

Net asset value — Beginning of period	$9.220		$9.170	$8.730		$9.000		$9.060		$9.210

Income (Loss) From Operations

Net investment income(1)	$0.080		$0.177	$0.219		$0.290		$0.330		$0.266
Net realized and unrealized gain (loss)	(0.101)		0.102	0.530		(0.208)		0.036		0.010

Total income (loss) from operations	$(0.021)		$0.279	$0.749		$0.082		$0.366		$0.276

Less Distributions

From net investment income	$(0.109)		$(0.229)	$(0.277)		$(0.352)		$(0.413)		$(0.426)
Tax return of capital	—		—	(0.032)		—		(0.013)		—

Total distributions	$(0.109)		$(0.229)	$(0.309)		$(0.352)		$(0.426)		$(0.426)

Net asset value — End of period	$9.090		$9.220	$9.170		$8.730		$9.000		$9.060

Total Return(2)	(0.23	)%(3)	3.09%	8.71%		0.85%		4.14%		3.07%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,195		$9,589	$8,338		$7,290		$3,367		$6,491
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.68	%(6)	1.70%	1.75	%(7)	1.75	%(7)	1.92	%(7)	2.04	%(7)
Net investment income	1.76	%(6)	1.93%	2.44%		3.22%		3.66%		2.91%
Portfolio Turnover of the Fund(8)	9	%(3)	17%	38%		83%		81%		50%
Portfolio Turnover of Short-Term U.S. Government Portfolio	2	%(3)	26%	34%		24%		35%		46%
Portfolio Turnover of Floating Rate Portfolio	23	%(3)	39%	35%		7%		61%		50%
Portfolio Turnover of Government Obligations Portfolio	0	%(3)(9)	22%	28%		19%		n/a		2%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser waived its investment adviser and administration fee and/or the administrator reimbursed expenses (equal to 0.05%, 0.30%, 0.39% and 0.15% of average daily net assets for the years ended October 31, 2009, 2008, 2007 and 2006, respectively).
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	Amount is less than 0.5%.

See Notes to Financial Statements.
10

Eaton Vance
Low Duration Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009		2008		2007		2006

Net asset value — Beginning of period	$9.220		$9.170	$8.730		$9.000		$9.060		$9.220

Income (Loss) From Operations

Net investment income(1)	$0.087		$0.190	$0.218		$0.299		$0.342		$0.277
Net realized and unrealized gain (loss)	(0.101)		0.103	0.546		(0.203)		0.038		0.003

Total income (loss) from operations	$(0.014)		$0.293	$0.764		$0.096		$0.380		$0.280

Less Distributions

From net investment income	$(0.116)		$(0.243)	$(0.290)		$(0.366)		$(0.427)		$(0.440)
Tax return of capital	—		—	(0.034)		—		(0.013)		—

Total distributions	$(0.116)		$(0.243)	$(0.324)		$(0.366)		$(0.440)		$(0.440)

Net asset value — End of period	$9.090		$9.220	$9.170		$8.730		$9.000		$9.060

Total Return(2)	(0.15	)%(3)	3.23%	8.89%		1.02%		4.30%		3.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$140,737		$165,285	$100,970		$34,447		$16,298		$14,937
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.53	%(6)	1.55%	1.60	%(7)	1.60	%(7)	1.78	%(7)	1.89	%(7)
Net investment income	1.92	%(6)	2.07%	2.42%		3.32%		3.80%		3.04%
Portfolio Turnover of the Fund(8)	9	%(3)	17%	38%		83%		81%		50%
Portfolio Turnover of Short-Term U.S. Government Portfolio	2	%(3)	26%	34%		24%		35%		46%
Portfolio Turnover of Floating Rate Portfolio	23	%(3)	39%	35%		7%		61%		50%
Portfolio Turnover of Government Obligations Portfolio	0	%(3)(9)	22%	28%		19%		n/a		2%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser waived its investment adviser and administration fee and/or the administrator reimbursed expenses (equal to 0.05%, 0.30%, 0.39% and 0.15% of average daily net assets for the years ended October 31, 2009, 2008, 2007 and 2006, respectively).
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	Amount is less than 0.5%.

See Notes to Financial Statements.
11

Eaton Vance
Low Duration Fund

April 30, 2011

Financial Highlights — continued

			Class I

	Six Months Ended
	April 30, 2011		Year Ended	Period Ended
	(Unaudited)		October 31, 2010	October 31, 2009(1)

Net asset value — Beginning of period	$9.200		$9.150	$8.970

Income (Loss) From Operations

Net investment income(2)	$0.125		$0.267	$0.134
Net realized and unrealized gain (loss)	(0.101)		0.103	0.242

Total income from operations	$0.024		$0.370	$0.376

Less Distributions

From net investment income	$(0.154)		$(0.320)	$(0.175)
Tax return of capital	—		—	(0.021)

Total distributions	$(0.154)		$(0.320)	$(0.196)

Net asset value — End of period	$9.070		$9.200	$9.150

Total Return(3)	0.27	%(4)	4.00%	4.34	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$68,711		$66,700	$14,356
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.68	%(7)	0.70%	0.75	%(7)(8)
Net investment income	2.77	%(7)	2.91%	2.95	%(7)
Portfolio Turnover of the Fund(9)	9	%(4)	17%	38	%(10)
Portfolio Turnover of Short-Term U.S. Government Portfolio	2	%(4)	26%	34	%(11)
Portfolio Turnover of Floating Rate Portfolio	23	%(4)	39%	35	%(11)
Portfolio Turnover of Government Obligations Portfolio	0	%(4)(12)	22%	28	%(11)

(1)	For the period from the start of business, May 4, 2009, to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The administrator reimbursed expenses (equal to 0.07% for the period ended October 31, 2009).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(10)	For the Fund’s year ended October 31, 2009.
(11)	For the Portfolio’s year ended October 31, 2009.
(12)	Amount is less than 0.5%.

See Notes to Financial Statements.
12

Eaton Vance
Low Duration Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Low Duration Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares four years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing all of its investable assets in interests in the following three portfolios managed by Eaton Vance Management (EVM) or its affiliates: Short-Term U.S. Government Portfolio (formerly, Investment Portfolio), Floating Rate Portfolio and Government Obligations Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investment in the Portfolios reflects the Fund’s proportionate interest in the net assets of Short-Term U.S. Government Portfolio, Floating Rate Portfolio and Government Obligations Portfolio (94.6%, 0.5% and 0.7%, respectively, at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Short-Term U.S. Government Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by Short-Term U.S. Government Portfolio is discussed in Note 1A of such Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Floating Rate Portfolio and Government Obligations Portfolio for applicable investments.

Additional valuation policies for Floating Rate Portfolio are as follows: The Portfolio’s investments are primarily in interests in senior floating-rate loans (Senior Loans) of domestic and foreign issues. Interests in Senior Loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

13

Eaton Vance
Low Duration Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 30, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $28,042,131 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2011 ($4,082,489), October 31, 2012 ($3,697,770), October 31, 2013 ($1,016,104), October 31, 2014 ($811,882), October 31, 2015 ($374,820), October 31, 2016 ($594,536), October 31, 2017 ($766,153) and October 31, 2018 ($16,698,377), respectively.

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolios) and administering the business affairs of the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee waiver agreement between the Fund and EVM, the fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets, all of which is waived. The fee waiver agreement may not be amended or terminated without the approval of the Fund’s Trustees and shareholders. The Portfolios have engaged BMR to render investment advisory services. For the six months ended April 30, 2011, the Fund’s allocated portion of the adviser fees paid by the Portfolios amounted to $1,366,362 or 0.51% (annualized) of the Fund’s average daily net assets. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services.

14

Eaton Vance
Low Duration Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

For the six months ended April 30, 2011, EVM earned $7,426 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM and the Fund’s principal underwriter, received $10,909 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $389,957 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts therefore paid or payable to EVD by each respective class. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $33,288 and $453,843 for Class B and Class C shares, respectively, representing 0.75% and 0.60% (annualized) of the average daily net assets of Class B and Class C shares, respectively. At April 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $1,286,000 and $14,545,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $11,096 and $189,101 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $85,000, $11,000 and $45,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Short-Term U.S. Government Portfolio	$46,833,021	$106,162,953
Floating Rate Portfolio	4,050,256	5,497,524
Government Obligations Portfolio	—	—

15

Eaton Vance
Low Duration Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	6,355,237	27,784,560
Issued to shareholders electing to receive payments of distributions in Fund shares	429,008	946,857
Redemptions	(13,230,271)	(19,279,835)
Exchange from Class B shares	86,074	307,751

Net increase (decrease)	(6,359,952)	9,759,333

	Six Months Ended
	April 30, 2011	Year Ended
Class B	(Unaudited)	October 31, 2010

Sales	139,810	681,547
Issued to shareholders electing to receive payments of distributions in Fund shares	9,057	18,870
Redemptions	(201,864)	(262,619)
Exchange to Class A shares	(85,958)	(307,193)

Net increase (decrease)	(138,955)	130,605

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	1,875,690	10,319,112
Issued to shareholders electing to receive payments of distributions in Fund shares	159,165	298,142
Redemptions	(4,488,379)	(3,702,300)

Net increase (decrease)	(2,453,524)	6,914,954

	Six Months Ended
	April 30, 2011	Year Ended
Class I	(Unaudited)	October 31, 2010

Sales	2,229,513	7,641,985
Issued to shareholders electing to receive payments of distributions in Fund shares	35,682	25,051
Redemptions	(1,943,512)	(1,985,643)

Net increase	321,683	5,681,393

16

Eaton Vance
Low Duration Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011 and October 31, 2010, the Fund’s investments in Floating Rate Portfolio and Government Obligations Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, were valued based on Level 1 inputs.

17

Short-Term U.S. Government Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 50.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
2.438%, with maturity at 2020(1)	$1,041	$1,070,357
2.579%, with maturity at 2023(1)	2,268	2,349,870
2.734%, with various maturities to 2037(1)	2,741	2,849,424
2.758%, with various maturities to 2022(1)	4,655	4,791,375
2.884%, with maturity at 2035(1)	7,215	7,476,883
2.998%, with maturity at 2035(1)	5,219	5,446,440
3.142%, with maturity at 2034(1)	2,639	2,771,899
3.504%, with maturity at 2032(1)	2,145	2,227,414
3.516%, with maturity at 2029(1)	1,471	1,512,402
3.635%, with maturity at 2022(1)	512	531,900
3.857%, with maturity at 2034(1)	1,128	1,221,487
3.881%, with maturity at 2025(1)	1,993	2,110,284
4.102%, with maturity at 2037(1)	2,707	2,910,285
4.343%, with maturity at 2030(1)	2,026	2,194,169
4.50%, with maturity at 2018	5,046	5,367,502
4.71%, with maturity at 2033(1)	7,135	7,727,837
5.00%, with various maturities to 2018	8,243	8,829,463
5.427%, with maturity at 2032(1)	1,014	1,079,947
5.50%, with various maturities to 2018	5,055	5,473,353
6.00%, with various maturities to 2035	11,359	12,606,740
6.50%, with various maturities to 2030	825	919,153
7.00%, with various maturities to 2035	2,414	2,786,291
7.50%, with various maturities to 2017	1,324	1,414,817
8.00%, with various maturities to 2025	459	519,511
9.25%, with maturity at 2017	6	7,081

		$86,195,884

Federal National Mortgage Association:
2.412%, with maturity at 2031(1)	$5,337	$5,543,588
2.719%, with various maturities to 2037(1)	2,031	2,109,347
2.73%, with maturity at 2019(1)	2,685	2,780,582
2.734%, with various maturities to 2035(1)	6,261	6,535,704
2.758%, with maturity at 2032(1)	2,864	2,984,881
2.771%, with maturity at 2020(1)	913	932,665
2.779%, with maturity at 2018(1)	576	587,243
2.795%, with maturity at 2031(1)	7,467	7,674,283
2.982%, with maturity at 2018(1)	86	87,587
2.994%, with maturity at 2037(1)	6,435	6,757,384
3.092%, with maturity at 2040(1)	1,880	1,980,316
3.154%, with maturity at 2036(1)	690	722,947
3.221%, with maturity at 2029(1)	537	552,640
3.25%, with maturity at 2018(1)	68	69,294
3.478%, with maturity at 2030(1)	1,242	1,288,104
3.573%, with maturity at 2036(1)	2,519	2,608,981
3.67%, with maturity at 2030(1)	1,786	1,899,107
3.681%, with maturity at 2034(1)	7,996	8,599,533
3.696%, with maturity at 2030(1)	4,565	4,779,694
3.843%, with maturity at 2035(1)	3,418	3,687,311
3.895%, with maturity at 2021(1)	1,132	1,186,880
3.92%, with maturity at 2034(1)	5,264	5,681,400
3.964%, with maturity at 2021(1)	1,190	1,237,896
3.975%, with maturity at 2036(1)	693	724,238
4.047%, with maturity at 2021(1)	1,926	2,003,027
4.104%, with maturity at 2033(1)	1,854	2,008,608
4.377%, with maturity at 2036(1)	4,590	4,972,042
4.378%, with maturity at 2035(1)	2,422	2,623,646
4.50%, with various maturities to 2018	14,416	15,316,577
4.54%, with maturity at 2035(1)	4,549	4,926,778
4.599%, with maturity at 2029(1)	4,208	4,558,253
4.78%, with maturity at 2034(1)	2,342	2,536,133
4.864%, with maturity at 2034(1)	5,359	5,804,944
5.00%, with various maturities to 2019(2)	18,726	20,050,512
5.50%, with various maturities to 2020	2,807	3,042,414
6.00%, with various maturities to 2031	3,325	3,665,207
6.324%, with maturity at 2032(1)	774	838,547
6.50%, with various maturities to 2019	1,162	1,234,144
7.00%, with various maturities to 2033	5,288	6,053,955
8.00%, with maturity at 2023	180	213,109
9.406%, with maturity at 2018(3)	421	481,887
9.50%, with maturity at 2022	662	786,330

		$152,127,718

Government National Mortgage Association:
2.125%, with various maturities to 2027(1)	$1,127	$1,166,969
8.25%, with maturity at 2020	320	372,079
9.00%, with maturity at 2017	336	383,969

		$1,923,017

Total Mortgage Pass-Throughs
(identified cost $233,009,459)		$240,246,619

See Notes to Financial Statements.
18

Short-Term U.S. Government Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 5.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 2.119%, 10/15/22(4)	$101	$100,821
Series 2135, Class JZ, 6.00%, 3/15/29	4,992	5,440,483

		$5,541,304

Federal National Mortgage Association:
Series G93-17, Class FA, 1.25%, 4/25/23(4)	$224	$227,774
Series G93-36, Class ZQ, 6.50%, 12/25/23	1,021	1,142,428
Series G97-4, Class FA, 1.05%, 6/17/27(4)	763	773,850
Series 296, (Interest Only), Class 2, 3.648%, 4/1/24(5)	3,087	761,189
Series 1993-203, Class PL, 6.50%, 10/25/23	1,243	1,390,934
Series 1993-250, Class Z, 7.00%, 12/25/23	349	375,548
Series 1994-14, Class F, 3.069%, 10/25/23(4)	1,236	1,272,023
Series 2001-4, Class GA, 9.88%, 4/17/25(3)	223	257,155
Series 2005-68, (Interest Only), Class XI, 2.43%, 8/25/35(5)	15,342	3,942,328
Series 2009-48, Class WA, 5.852%, 7/25/39(3)	2,717	2,998,224
Series 2009-62, Class WA, 5.552%, 8/25/39(3)	3,815	4,186,195

		$17,327,648

Government National Mortgage Association:
Series 2000-30, Class F, 0.766%, 12/16/22(4)	$1,271	$1,282,347

Total Collateralized Mortgage Obligations
(identified cost $23,436,805)		$24,151,299

Commercial Mortgage-Backed Securities — 5.5%

	Principal
	Amount
Security	(000’s omitted)	Value

BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	$3,500	$3,520,073
BSCMS, Series 2004-T16, Class A4, 4.32%, 2/13/46	3,562	3,576,278
COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	922	931,677
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	163	163,476
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	708	736,711
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	8,630	8,703,913
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(3)	8,260	8,370,576

Total Commercial Mortgage-Backed Securities
(identified cost $26,174,940)		$26,002,704

U.S. Government Agency Obligations — 31.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$5,775,695
5.77%, 1/5/27	3,000	3,428,382

		$9,204,077

Federal Home Loan Bank:
4.125%, 12/13/19	$5,000	$5,283,550
4.125%, 3/13/20	20,000	20,986,940
4.50%, 9/13/19	25,000	27,293,125
4.625%, 9/11/20	1,735	1,863,433
5.365%, 9/9/24	8,000	8,978,168
5.375%, 9/30/22	10,135	11,461,074
5.375%, 8/15/24	3,500	3,932,460
5.75%, 6/12/26	12,000	14,098,632

		$93,897,382

United States Agency for International Development — Israel:
0.00%, 5/1/20	$1,100	$778,405
0.00%, 3/15/21	20,000	13,661,020
5.50%, 12/4/23	6,775	7,762,483
5.50%, 4/26/24	22,000	25,284,050

		$47,485,958

Total U.S. Government Agency Obligations
(identified cost $144,066,097)		$150,587,417

Short-Term Investments — 6.5%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(6)	$30,899	$30,898,915

Total Short-Term Investments
(identified cost $30,898,915)		$30,898,915

Total Investments — 99.5%
(identified cost $457,586,216)		$471,886,954

Other Assets, Less Liabilities — 0.5%		$2,171,655

Net Assets — 100.0%		$474,058,609

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

See Notes to Financial Statements.
19

Short-Term U.S. Government Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

BSCMS	- Bear Stearns Commercial Mortgage Securities, Inc.
COMM	- Commercial Mortgage Pass-Through Certificate
GECMC	- General Electric Commercial Mortgage Corp.
GMACC	- GMAC Commercial Mortgage Securities, Inc.
JPMCC	- JPMorgan Chase Commercial Mortgage Securities Corp.
MSC	- Morgan Stanley Capital I

(1)	Adjustable rate mortgage security. The rate shown is the rate at April 30, 2011.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2011.

(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated. The interest rate shown represents the yield based on the estimated timing and amount of future cash flows at period-end.

(6)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Financial Statements.
20

Short-Term U.S. Government Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $426,687,301)	$440,988,039
Affiliated investment, at value (identified cost, $30,898,915)	30,898,915
Interest receivable	2,314,025
Interest receivable from affiliated investment	2,680
Receivable for investments sold	436,709

Total assets	$474,640,368

Liabilities

Payable for variation margin on open financial futures contracts	$291,568
Payable to affiliates:
Investment adviser fee	196,444
Trustees’ fees	1,472
Accrued expenses	92,275

Total liabilities	$581,759

Net Assets applicable to investors’ interest in Portfolio	$474,058,609

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$463,756,464
Net unrealized appreciation	10,302,145

Total	$474,058,609

See Notes to Financial Statements.
21

Short-Term U.S. Government Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest	$8,336,309
Interest allocated from affiliated investment	18,434
Expenses allocated from affiliated investment	(828)

Total investment income	$8,353,915

Expenses

Investment adviser fee	$1,268,456
Trustees’ fees and expenses	8,657
Custodian fee	101,377
Legal and accounting services	20,491
Miscellaneous	8,116

Total expenses	$1,407,097

Deduct —
Reduction of custodian fee	$16

Total expense reductions	$16

Net expenses	$1,407,081

Net investment income	$6,946,834

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$593,318
Investment transactions allocated from affiliated investment	372
Financial futures contracts	6,704,533

Net realized gain	$7,298,223

Change in unrealized appreciation (depreciation) —
Investments	$(11,790,841)
Financial futures contracts	(3,075,454)

Net change in unrealized appreciation (depreciation)	$(14,866,295)

Net realized and unrealized loss	$(7,568,072)

Net decrease in net assets from operations	$(621,238)

See Notes to Financial Statements.
22

Short-Term U.S. Government Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$6,946,834	$13,834,114
Net realized gain (loss) from investment transactions and financial futures contracts	7,298,223	(15,579,460)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(14,866,295)	19,497,589

Net increase (decrease) in net assets from operations	$(621,238)	$17,752,243

Capital transactions —
Contributions	$54,680,320	$260,675,601
Withdrawals	(106,704,068)	(85,589,600)

Net increase (decrease) in net assets from capital transactions	$(52,023,748)	$175,086,001

Net increase (decrease) in net assets	$(52,644,986)	$192,838,244

Net Assets

At beginning of period	$526,703,595	$333,865,351

At end of period	$474,058,609	$526,703,595

See Notes to Financial Statements.
23

Short-Term U.S. Government Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.56	%(2)	0.57%	0.58%	0.63%	0.65%	0.66%
Net investment income	2.74	%(2)	2.87%	3.23%	3.96%	4.67%	4.03%
Portfolio Turnover	2	%(3)	26%	34%	24%	35%	46%

Total Return	(0.04	)%(3)	3.65%	7.76%	4.34%	5.52%	4.29%

Net assets, end of period (000’s omitted)	$474,059		$526,704	$333,865	$116,214	$42,324	$38,835

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.
24

Short-Term U.S. Government Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Short-Term U.S. Government Portfolio (formerly, Investment Portfolio) (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Low Duration Fund and Eaton Vance Multi-Strategy Absolute Return Fund held an interest of 94.6% and 4.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasonal mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or

25

Short-Term U.S. Government Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I Forward Sale Commitments — The Portfolio may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities. Such forward commitments may be entered into for purpose of investment leverage. The proceeds to be received from the forward sale commitment are recorded as a liability and are subsequently valued at approximately the current market value of the underlying security in accordance with the Portfolio’s policies on investment valuations discussed above. The Portfolio records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Portfolio realizes a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

J Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets and is payable monthly. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee amounted to $1,268,456.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$—	$14,571,278
U.S. Government and Agency Securities	11,204,430	60,633,849

	$11,204,430	$75,205,127

26

Short-Term U.S. Government Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$459,283,385

Gross unrealized appreciation	$13,234,140
Gross unrealized depreciation	(630,571)

Net unrealized appreciation	$12,603,569

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Futures Contracts
					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

6/11	600 U.S. 5-Year Treasury Note	Short	$(69,923,438)	$(71,081,250)	$(1,157,812)
6/11	550 U.S. 10-Year Treasury Note	Short	(65,260,938)	(66,627,344)	(1,366,406)
6/11	350 U.S. 30-Year Treasury Bond	Short	(41,693,750)	(42,831,250)	(1,137,500)
6/11	70 U.S. Ultra Long Treasury Bond	Short	(8,474,375)	(8,811,250)	(336,875)

					$(3,998,593)

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2011 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Futures contracts	$—	$(3,998,593)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

27

Short-Term U.S. Government Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Futures contracts	$6,704,533	$(3,075,454)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended April 30, 2011, which is indicative of the volume of this derivative type, was approximately $172,286,000.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$240,246,619	$—	$240,246,619
Collateralized Mortgage Obligations	—	24,151,299	—	24,151,299
Commercial Mortgage-Backed Securities	—	26,002,704	—	26,002,704
U.S. Government Agency Obligations	—	150,587,417	—	150,587,417
Short-Term Investments	—	30,898,915	—	30,898,915

Total Investments	$—	$471,886,954	$—	$471,886,954

Liability Description

Futures Contracts	$(3,998,593)	$—	$—	$(3,998,593)

Total	$(3,998,593)	$—	$—	$(3,998,593)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

8 Name Change

Effective June 7, 2011, the name of Short-Term U.S. Government Portfolio was changed from Investment Portfolio.

28

Eaton Vance
Low Duration Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

29

Eaton Vance
Low Duration Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory and administrative agreement of Eaton Vance Low Duration Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Floating Rate Portfolio, Government Obligations Portfolio, Investment Portfolio and Multi-Sector Option Strategy Portfolio, the portfolios in which the Fund is authorized to invest (the “Portfolios”), each with Boston Management and Research (“BMR”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the investment advisory agreements for the Fund and the Portfolios, respectively. EVM and BMR are each referred to as an “Adviser” herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund and the investment advisory agreements of each Portfolio, the Board evaluated the nature, extent and quality of services provided to each Portfolio by BMR and to the Fund by EVM. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and is also authorized to cause the Fund to make direct investments in the same type of securities in which the Portfolios are authorized to invest.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments held by the Fund and Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolios. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in investment grade securities. With respect to the Floating Rate Portfolio, the Board noted the experience of BMR’s large group of bank loan investment professionals and other personnel who provide services to the Portfolios, including portfolio managers and analysts. With respect to the Government Obligations Portfolio, the Board noted BMR’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by EVM and BMR, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and investment advisory agreements.

30

Eaton Vance
Low Duration Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolios and the Fund (collectively referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider.

The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered that EVM is waiving its investment advisory and administration fee in its entirety and has agreed to pay other expenses of the Fund, which will lower the Fund’s total expense ratios.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolios and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, some of which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

31

Eaton Vance
Low Duration Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Low Duration Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Short-Term U.S. Government Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Low Duration Fund and Short-Term U.S. Government Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

32

Eaton Vance
Low Duration Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser of Short-Term U.S. Government Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Low Duration Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1560-6/11	LDSRC

Eaton Vance Strategic Income Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Strategic Income Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	21
Officers and Trustees	24
Important Notices	25

Eaton Vance
Strategic Income Fund
April 30, 2011
Portfolio Managers Mark S. Venezia, CFA; Eric A. Stein, CFA
Performance1

	Class A	Class B	Class C	Class I	Class R
Symbol	ETSIX	EVSGX	ECSIX	ESIIX	ERSIX
Inception Date	1/23/98	11/26/90	5/25/94	4/3/09	8/3/09

% Average Annual Total Returns at net asset value (NAV)

Six Months	3.19	2.74	2.87	3.31	3.07
One Year	5.64	4.79	4.93	6.01	5.52
Five Years	7.18	6.31	6.34	N.A.	N.A.
10 Years	7.57	6.74	6.77	N.A.	N.A.
Since Inception	6.44	6.16	6.80	15.44	9.80

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-1.72	-2.26	1.87	3.31	3.07
One Year	0.63	-0.21	3.93	6.01	5.52
Five Years	6.13	6.00	6.34	N.A.	N.A.
10 Years	7.04	6.74	6.77	N.A.	N.A.
Since Inception	6.05	6.16	6.80	15.44	9.80

% Maximum Sales Charge	Class A	Class B	Class C	Class I	Class R

	4.75	5.00	1.00	None	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I	Class R

	1.01	1.76	1.76	0.76	1.26

Comparative Performance[3]					% Return

Barclays Capital U.S. Aggregate Bond Index

Six Months					0.02
One Year					5.36
Five Years					6.33
10 Years					5.74

Lipper Multi-Sector Income Funds Average*

Six Months					3.07
One Year					8.67
Five Years					6.51
10 Years					7.20
*Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Strategic Income Fund
April 30, 2011
Fund Profile4

Asset Allocation (% of net assets; excluding derivatives)

Portfolio Allocation (% of total investments in affiliated portfolios)

United States 70.3% United Kingdom 6.5 Brazil 3.6 Australia 3.1 France 3.1 Bermuda 2.6 Italy 2.4 Switzerland 2.3 Spain 2.1 Other (less than 1% each) 1.5
See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Strategic Income Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown at maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus.

3.	Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	The Fund primarily invests in one or more affiliated investment companies (“Portfolios”) and may also invest directly. References to investments are to the aggregate holdings of the Fund and Portfolios. Fund profile is subject to change due to active management.

4

Eaton Vance
Strategic Income Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Class A	$1,000.00	$1,031.90	$5.14	1.02%
Class B	$1,000.00	$1,027.40	$8.90	1.77%
Class C	$1,000.00	$1,028.70	$8.90	1.77%
Class I	$1,000.00	$1,033.10	$3.88	0.77%
Class R	$1,000.00	$1,030.70	$6.39	1.27%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.11	1.02%
Class B	$1,000.00	$1,016.00	$8.85	1.77%
Class C	$1,000.00	$1,016.00	$8.85	1.77%
Class I	$1,000.00	$1,021.00	$3.86	0.77%
Class R	$1,000.00	$1,018.50	$6.36	1.27%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance
Strategic Income Fund

April 30, 2011

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 99.9%

Description		Value

Boston Income Portfolio (identified cost, $256,173,267)		$281,108,404
Emerging Markets Local Income Portfolio (identified cost, $131,942,441)		147,516,459
Floating Rate Portfolio (identified cost, $646,819,287)		684,617,551
Global Macro Absolute Return Advantage Portfolio (identified cost, $86,255,602)		88,934,347
Global Macro Portfolio (identified cost, $1,153,764,923)		1,201,029,893
Global Opportunities Portfolio (identified cost, $382,656,667)		400,287,842
High Income Opportunities Portfolio (identified cost, $141,628,364)		162,895,080
International Income Portfolio (identified cost, $137,572,370)		145,154,535
Short-Term U.S. Government Portfolio (identified cost, $0)		100,804

Total Investments in Affiliated Portfolios
(identified cost $2,936,812,921)		$3,111,644,915

Short-Term Investments — 0.1%

	Principal
Description	Amount	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 5/2/11	$4,608,178	$4,608,178

Total Short-Term Investments
(identified cost $4,608,178)(1)		$4,608,178

Total Investments — 100.0%
(identified cost $2,941,421,099)		$3,116,253,093

Other Assets, Less Liabilities — (0.0)%(2)		$(1,146,818)

Net Assets — 100.0%		$3,115,106,275

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Cost for federal income taxes is the same.
(2)	Amount is less than 0.05%.

See Notes to Financial Statements.
6

Eaton Vance
Strategic Income Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investments in unaffiliated securities, at value (identified cost, $4,608,178)	$4,608,178
Investments in affiliated Portfolios, at value (identified cost, $2,936,812,921)	3,111,644,915
Foreign currency, at value (identified cost, $41)	46
Interest receivable	3
Receivable for Fund shares sold	15,742,317

Total assets	$3,131,995,459

Liabilities

Payable for Fund shares redeemed	$12,437,190
Distributions payable	2,750,303
Payable to affiliates:
Investment adviser fee	2,477
Distribution and service fees	1,188,685
Trustees’ fees	42
Accrued expenses	510,487

Total liabilities	$16,889,184

Net Assets	$3,115,106,275

Sources of Net Assets

Paid-in capital	$2,913,053,653
Accumulated net realized gain from Portfolios	37,552,391
Accumulated distributions in excess of net investment income	(10,331,768)
Net unrealized appreciation from Portfolios	174,831,999

Total	$3,115,106,275

Class A Shares

Net Assets	$1,764,964,802
Shares Outstanding	213,624,521
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.26
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.67

Class B Shares

Net Assets	$152,577,863
Shares Outstanding	19,575,708
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.79

Class C Shares

Net Assets	$865,502,120
Shares Outstanding	111,012,929
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.80

Class I Shares

Net Assets	$331,162,214
Shares Outstanding	40,137,155
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.25

Class R Shares

Net Assets	$899,276
Shares Outstanding	108,773
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
7

Eaton Vance
Strategic Income Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest income	$355
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $1,459,274)	67,770,305
Dividends allocated from affiliated Portfolios	113,792
Expenses allocated from affiliated Portfolios	(9,837,391)

Total investment income	$58,047,061

Expenses

Investment adviser fee	$21,668
Distribution and service fees
Class A	2,130,150
Class B	783,468
Class C	4,061,487
Class R	2,008
Trustees’ fees and expenses	250
Custodian fee	18,331
Transfer and dividend disbursing agent fees	1,105,994
Legal and accounting services	46,998
Printing and postage	246,447
Registration fees	110,838
Miscellaneous	13,667

Total expenses	$8,541,306

Net investment income	$49,505,755

Realized and Unrealized Gain (Loss)

Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (including $2,262,763 from precious metals)	$33,362,583
Securities sold short	(621,692)
Financial futures contracts	1,347,365
Swap contracts	(2,660,436)
Forward commodity contracts	(33,678)
Foreign currency and forward foreign currency exchange contract transactions	(12,849,968)

Net realized gain	$18,544,174

Change in unrealized appreciation (depreciation) —
Foreign currency	$3
Change in unrealized appreciation (depreciation) allocated from affiliated portfolios —
Investments (including net increase of $3,973,241 from precious metals)	36,718,804
Securities sold short	(805,502)
Financial futures contracts	(3,789,302)
Swap contracts	3,598,472
Forward commodity contracts	(2,631,990)
Foreign currency and forward foreign currency exchange contracts	(8,551,156)

Net change in unrealized appreciation (depreciation)	$24,539,329

Net realized and unrealized gain	$43,083,503

Net increase in net assets from operations	$92,589,258

See Notes to Financial Statements.
8

Eaton Vance
Strategic Income Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$49,505,755	$88,345,518
Net realized gain from investment transactions, securities sold short, financial futures contracts, swap contracts, written options, forward commodity contracts, and foreign currency and forward foreign currency exchange contracts transactions	18,544,174	67,336,659
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, swap contracts, written options, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	24,539,329	52,746,333

Net increase in net assets from operations	$92,589,258	$208,428,510

Distributions to shareholders —
From net investment income
Class A	$(43,608,955)	$(81,966,259)
Class B	(3,467,310)	(7,461,025)
Class C	(17,932,152)	(31,765,244)
Class I	(7,468,416)	(7,992,495)
Class R	(19,506)	(19,395)

Total distributions to shareholders	$(72,496,339)	$(129,204,418)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$345,322,694	$663,279,028
Class B	12,429,495	35,966,334
Class C	169,802,314	256,789,144
Class I	190,501,797	218,757,270
Class R	392,305	612,391
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	37,141,709	68,588,846
Class B	2,188,852	4,581,859
Class C	12,543,252	21,595,444
Class I	4,011,005	4,180,359
Class R	19,219	19,248
Cost of shares redeemed
Class A	(318,715,894)	(526,723,669)
Class B	(15,636,513)	(31,225,781)
Class C	(103,210,873)	(137,123,048)
Class I	(104,488,321)	(52,381,395)
Class R	(95,748)	(62,825)
Net asset value of shares exchanged
Class A	9,833,743	15,115,966
Class B	(9,833,743)	(15,115,966)

Net increase in net assets from Fund share transactions	$232,205,293	$526,853,205

Net increase in net assets	$252,298,212	$606,077,297

Net Assets

At beginning of period	$2,862,808,063	$2,256,730,766

At end of period	$3,115,106,275	$2,862,808,063

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(10,331,768)	$12,658,816

See Notes to Financial Statements.
9

Eaton Vance
Strategic Income Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010		2009	2008	2007	2006

Net asset value — Beginning of period	$8.210		$7.950		$6.940	$8.020	$7.890	$7.900

Income (Loss) From Operations

Net investment income(1)	$0.146		$0.299		$0.368	$0.402	$0.436	$0.398
Net realized and unrealized gain (loss)	0.112		0.388		1.062	(0.929)	0.221	0.161

Total income (loss) from operations	$0.258		$0.687		$1.430	$(0.527)	$0.657	$0.559

Less Distributions

From net investment income	$(0.208)		$(0.427)		$(0.420)	$(0.537)	$(0.527)	$(0.563)
Tax return of capital	—		—		—	(0.016)	—	(0.006)

Total distributions	$(0.208)		$(0.427)		$(0.420)	$(0.553)	$(0.527)	$(0.569)

Net asset value — End of period	$8.260		$8.210		$7.950	$6.940	$8.020	$7.890

Total Return(2)	3.19	%(3)	8.83%		21.38%	(7.09)%	8.61%	7.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,764,965		$1,679,836		$1,410,612	$760,072	$598,155	$414,882
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.02	%(6)	1.01%		1.08%	1.04%	1.04%	0.99%
Net investment income	3.58	%(6)	3.68%		5.05%	5.19%	5.49%	5.04%
Portfolio Turnover of the Fund(7)	3	%(3)	19%		11%	14%	36%	50%
Portfolio Turnover of the Fund, excluding contributions and withdrawals	—		15%		33%	13%	—	—
Portfolio Turnover of Boston Income Portfolio	40	%(3)	75%		74%	54%	—	—
Portfolio Turnover of Emerging Markets Local Income Portfolio	9	%(3)	17%		26%	38%	2%	—
Portfolio Turnover of Floating Rate Portfolio	23	%(3)	39%		35%	7%	61%	50%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	70	%(3)	7	%(8)	—	—	—	—
Portfolio Turnover of Global Macro Portfolio	25	%(3)	19%		25%	26%	45%	41%
Portfolio Turnover of Global Opportunities Portfolio	5	%(3)	18	%(9)	—	—	—	—
Portfolio Turnover of High Income Opportunities Portfolio	43	%(3)	79%		72%	48%	81%	62%
Portfolio Turnover of International Income Portfolio	20	%(3)	45%		28%	14%	2%	—
Portfolio Turnover of Short-Term U.S. Government Portfolio	2	%(3)	26%		34%	24%	35%	—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
(8)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.
(9)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.

See Notes to Financial Statements.
10

Eaton Vance
Strategic Income Fund

April 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010		2009	2008	2007	2006

Net asset value — Beginning of period	$7.750		$7.500		$6.570	$7.590	$7.470	$7.480

Income (Loss) From Operations

Net investment income(1)	$0.109		$0.226		$0.295	$0.331	$0.356	$0.320
Net realized and unrealized gain (loss)	0.101		0.374		0.982	(0.881)	0.207	0.153

Total income (loss) from operations	$0.210		$0.600		$1.277	$(0.550)	$0.563	$0.473

Less Distributions

From net investment income	$(0.170)		$(0.350)		$(0.347)	$(0.456)	$(0.443)	$(0.477)
Tax return of capital	—		—		—	(0.014)	—	(0.006)

Total distributions	$(0.170)		$(0.350)		$(0.347)	$(0.470)	$(0.443)	$(0.483)

Net asset value — End of period	$7.790		$7.750		$7.500	$6.570	$7.590	$7.470

Total Return(2)	2.74	%(3)	8.14%		20.08%	(7.73)%	7.77%	6.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$152,578		$162,476		$163,073	$151,015	$180,871	$194,351
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.77	%(6)	1.76%		1.83%	1.79%	1.78%	1.74%
Net investment income	2.83	%(6)	2.95%		4.32%	4.50%	4.74%	4.27%
Portfolio Turnover of the Fund(7)	3	%(3)	19%		11%	14%	36%	50%
Portfolio Turnover of the Fund, excluding contributions and withdrawals	—		15%		33%	13%	—	—
Portfolio Turnover of Boston Income Portfolio	40	%(3)	75%		74%	54%	—	—
Portfolio Turnover of Emerging Markets Local Income Portfolio	9	%(3)	17%		26%	38%	2%	—
Portfolio Turnover of Floating Rate Portfolio	23	%(3)	39%		35%	7%	61%	50%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	70	%(3)	7	%(8)	—	—	—	—
Portfolio Turnover of Global Macro Portfolio	25	%(3)	19%		25%	26%	45%	41%
Portfolio Turnover of Global Opportunities Portfolio	5	%(3)	18	%(9)	—	—	—	—
Portfolio Turnover of High Income Opportunities Portfolio	43	%(3)	79%		72%	48%	81%	62%
Portfolio Turnover of International Income Portfolio	20	%(3)	45%		28%	14%	2%	—
Portfolio Turnover of Short-Term U.S. Government Portfolio	2	%(3)	26%		34%	24%	35%	—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
(8)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.
(9)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.

See Notes to Financial Statements.
11

Eaton Vance
Strategic Income Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010		2009	2008	2007	2006

Net asset value — Beginning of period	$7.750		$7.510		$6.570	$7.600	$7.470	$7.480

Income (Loss) From Operations

Net investment income(1)	$0.108		$0.224		$0.296	$0.325	$0.356	$0.320
Net realized and unrealized gain (loss)	0.112		0.366		0.991	(0.885)	0.217	0.153

Total income (loss) from operations	$0.220		$0.590		$1.287	$(0.560)	$0.573	$0.473

Less Distributions

From net investment income	$(0.170)		$(0.350)		$(0.347)	$(0.457)	$(0.443)	$(0.477)
Tax return of capital	—		—		—	(0.013)	—	(0.006)

Total distributions	$(0.170)		$(0.350)		$(0.347)	$(0.470)	$(0.443)	$(0.483)

Net asset value — End of period	$7.800		$7.750		$7.510	$6.570	$7.600	$7.470

Total Return(2)	2.87	%(3)	8.00%		20.24%	(7.85)%	7.91%	6.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$865,502		$780,986		$618,431	$399,865	$311,317	$225,985
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.77	%(6)	1.76%		1.83%	1.79%	1.78%	1.74%
Net investment income	2.82	%(6)	2.92%		4.31%	4.43%	4.74%	4.29%
Portfolio Turnover of the Fund(7)	3	%(3)	19%		11%	14%	36%	50%
Portfolio Turnover of the Fund, excluding contributions and withdrawals	—		15%		33%	13%	—	—
Portfolio Turnover Boston Income Portfolio	40	%(3)	75%		74%	54%	—	—
Portfolio Turnover of Emerging Markets Local Income Portfolio	9	%(3)	17%		26%	38%	2%	—
Portfolio Turnover of Floating Rate Portfolio	23	%(3)	39%		35%	7%	61%	50%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	70	%(3)	7	%(8)	—	—	—	—
Portfolio Turnover of Global Macro Portfolio	25	%(3)	19%		25%	26%	45%	41%
Portfolio Turnover of Global Opportunities Portfolio	5	%(3)	18	%(9)	—	—	—	—
Portfolio Turnover of High Income Opportunities Portfolio	43	%(3)	79%		72%	48%	81%	62%
Portfolio Turnover of International Income Portfolio	20	%(3)	45%		28%	14%	2%	—
Portfolio Turnover of Short-Term U.S. Government Portfolio	2	%(3)	26%		34%	24%	35%	—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
(8)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.
(9)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.

See Notes to Financial Statements.
12

Eaton Vance
Strategic Income Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	April 30, 2011		Year Ended		Period Ended
	(Unaudited)		October 31, 2010		October 31, 2009(1)

Net asset value — Beginning of period	$8.200		$7.930		$6.870

Income (Loss) From Operations

Net investment income(2)	$0.155		$0.312		$0.237
Net realized and unrealized gain	0.112		0.403		1.077

Total income from operations	$0.267		$0.715		$1.314

Less Distributions

From net investment income	$(0.217)		$(0.445)		$(0.254)

Total distributions	$(0.217)		$(0.445)		$(0.254)

Net asset value — End of period	$8.250		$8.200		$7.930

Total Return(3)	3.31	%(4)	9.23%		19.36	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$331,162		$238,933		$64,614
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.77	%(7)	0.76%		0.83	%(7)
Net investment income	3.80	%(7)	3.84%		5.31	%(7)
Portfolio Turnover of the Fund(8)	3	%(4)	19%		11	%(9)
Portfolio Turnover of the Fund, excluding contributions and withdrawals	—		15%		33	%(9)
Portfolio Turnover of Boston Income Portfolio	40	%(4)	75%		74	%(10)
Portfolio Turnover of Emerging Markets Local Income Portfolio	9	%(4)	17%		26	%(10)
Portfolio Turnover of Floating Rate Portfolio	23	%(4)	39%		35	%(10)
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	70	%(4)	7	%(11)	—
Portfolio Turnover of Global Macro Portfolio	25	%(4)	19%		25	%(10)
Portfolio Turnover of Global Opportunities Portfolio	5	%(4)	18	%(12)	—
Portfolio Turnover of High Income Opportunities Portfolio	43	%(4)	79%		72	%(10)
Portfolio Turnover of International Income Portfolio	20	%(4)	45%		28	%(10)
Portfolio Turnover of Short-Term U.S. Government Portfolio	2	%(4)	26%		34	%(10)

(1)	For the period from commencement of operations on April 3, 2009 to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any
(9)	For the Fund’s year ended October 31, 2009.
(10)	For the Portfolio’s year ended October 31, 2009.
(11)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.
(12)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.

See Notes to Financial Statements.
13

Eaton Vance
Strategic Income Fund

April 30, 2011

Financial Highlights — continued

	Class R

	Six Months Ended
	April 30, 2011		Year Ended		Period Ended
	(Unaudited)		October 31, 2010		October 31, 2009(1)

Net asset value — Beginning of period	$8.220		$7.940		$7.660

Income (Loss) From Operations

Net investment income(2)	$0.134		$0.266		$0.058
Net realized and unrealized gain	0.115		0.422		0.321

Total income from operations	$0.249		$0.688		$0.379

Less Distributions

From net investment income	$(0.199)		$(0.408)		$(0.099)

Total distributions	$(0.199)		$(0.408)		$(0.099)

Net asset value — End of period	$8.270		$8.220		$7.940

Total Return(3)	3.07	%(4)	8.84%		4.97	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$899		$577		$1
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.27	%(7)	1.26%		1.33	%(7)
Net investment income	3.29	%(7)	3.26%		2.98	%(7)
Portfolio Turnover of the Portfolio(8)	3	%(4)	19%		11	%(9)
Portfolio Turnover of the Fund, excluding contributions and withdrawals	—		15%		33	%(9)
Portfolio Turnover of Boston Income Portfolio	40	%(4)	75%		74	%(10)
Portfolio Turnover of Emerging Markets Local Income Portfolio	9	%(4)	17%		26	%(10)
Portfolio Turnover of Floating Rate Portfolio	23	%(4)	39%		35	%(10)
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	70	%(4)	7	%(11)	—
Portfolio Turnover of Global Macro Portfolio	25	%(4)	19%		25	%(10)
Portfolio Turnover of Global Opportunities Portfolio	5	%(4)	18	%(12)	—
Portfolio Turnover of High Income Opportunities Portfolio	43	%(4)	79%		72	%(10)
Portfolio Turnover of International Income Portfolio	20	%(4)	45%		28	%(10)
Portfolio Turnover of Short-Term U.S. Government Portfolio	2	%(4)	26%		34	%(10)

(1)	For the period from commencement of operations on August 3, 2009 to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
(9)	For the Fund’s year ended October 31, 2009.
(10)	For the Portfolio’s year ended October 31, 2009.
(11)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.
(12)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.

See Notes to Financial Statements.
14

Eaton Vance
Strategic Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. Total return is defined as income plus capital appreciation. The Fund currently pursues its objective by investing in interests in the following nine portfolios managed by Eaton Vance Management (EVM) or its affiliates: Boston Income Portfolio, Emerging Markets Local Income Portfolio, Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio and Short-Term U.S. Government Portfolio (formerly, Investment Portfolio) (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Boston Income Portfolio, Emerging Markets Local Income Portfolio, Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio and Short-Term U.S. Government Portfolio (8.6%, 21.1%, 6.8%, 10.4%, 13.2%, 85.9%, 17.2%, 73.7% and 0.02%, respectively, at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasonal mortgage-back securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York Composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency broker/dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are valued based on interpolated rates derived from forward rates as provided by brokers for specific settlement periods. Interest rate swaps and cross-currency swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined

15

Eaton Vance
Strategic Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that most fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies for Global Macro Portfolio, Global Opportunities Portfolio, Emerging Markets Local Income Portfolio, International Income Portfolio and Short-Term U.S. Government Portfolio are as follows: Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers.

Additional valuation policies for Boston Income Portfolio, Floating Rate Portfolio and High Income Opportunities Portfolio are as follows: Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

16

Eaton Vance
Strategic Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fee. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2011, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios totaled $8,260,191 and the investment adviser fee paid by the Fund on Investable Assets amounted to $21,668. For the six months ended April 30, 2011, the Fund’s investment adviser fee, including the adviser fees allocated from the Portfolios, was 0.56% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $45,154 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $341,064 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $2,130,150 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to

17

Eaton Vance
Strategic Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $587,601 and $3,046,115 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $46,312,000 and $62,727,000, respectively.

The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $1,004 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $195,867, $1,015,372 and $1,004 for Class B, Class C and Class R shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $73,000, $129,000 and $91,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Boston Income Portfolio	$15,606,134	$—
Emerging Markets Local Income Portfolio	7,329,643	—
Floating Rate Portfolio	75,819,032	—
Global Macro Absolute Return Advantage Portfolio	7,251,082	2,921,440
Global Macro Portfolio	78,059,216	71,747,359
Global Opportunities Portfolio	73,755,623	29,247,361
High Income Opportunities Portfolio	—	—
International Income Portfolio	—	—
Short-Term U.S. Government Portfolio	—	—

18

Eaton Vance
Strategic Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	42,063,393	81,680,235
Issued to shareholders electing to receive payments of distributions in Fund shares	4,522,163	8,436,895
Redemptions	(38,815,312)	(64,815,518)
Exchange from Class B shares	1,198,221	1,858,797

Net increase	8,968,465	27,160,409

	Six Months Ended
	April 30, 2011	Year Ended
Class B	(Unaudited)	October 31, 2010

Sales	1,604,877	4,690,484
Issued to shareholders electing to receive payments of distributions in Fund shares	282,570	597,231
Redemptions	(2,018,933)	(4,077,234)
Exchange to Class A shares	(1,269,454)	(1,967,734)

Net decrease	(1,400,940)	(757,253)

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	21,907,650	33,467,050
Issued to shareholders electing to receive payments of distributions in Fund shares	1,618,444	2,813,430
Redemptions	(13,317,579)	(17,877,030)

Net increase	10,208,515	18,403,450

19

Eaton Vance
Strategic Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2011	Year Ended
Class I	(Unaudited)	October 31, 2010

Sales	23,235,986	26,930,747
Issued to shareholders electing to receive payments of distributions in Fund shares	489,014	513,842
Redemptions	(12,741,618)	(6,437,565)

Net increase	10,983,382	21,007,024

	Six Months Ended
	April 30, 2011	Year Ended
Class R	(Unaudited)	October 31, 2010

Sales	47,812	75,481
Issued to shareholders electing to receive payments of distributions in Fund shares	2,339	2,355
Redemptions	(11,631)	(7,714)

Net increase	38,520	70,122

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$3,111,644,915	$—	$—	$3,111,644,915
Short-Term Investments	—	4,608,178	—	4,608,178

Total Investments	$3,111,644,915	$4,608,178	$—	$3,116,253,093

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

20

Eaton Vance
Strategic Income Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

21

Eaton Vance
Strategic Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of Boston Income Portfolio, Emerging Markets Local Income Portfolio, Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Investment Grade Income Portfolio, Investment Portfolio and Multi-Sector Option Strategy Portfolio (the “Portfolios”), the portfolios in which the Eaton Vance Strategic Income Fund (the “Fund”) invests, each with Boston Management and Research (“BMR”), as well as the investment advisory agreement between the Fund and Eaton Vance Management (“EVM”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser.” The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and to the Portfolios by BMR. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and is also authorized to invest directly in securities or other instruments.

The Board considered the EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios, including recent changes to such personnel. The Board noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and each of the Portfolios by senior management. In approving the advisory agreements, the Board noted that EVM would be responsible for periodic rebalancing of assets among the Portfolios and, potentially, for investing in other securities, but would not receive a separate fee from the Fund for the rebalancing.

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by EVM and BMR, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

22

Eaton Vance
Strategic Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board also considered the performance of the Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund, directly or indirectly through its pro rata share of the expenses of each Portfolios (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Fund has established a wholly-owned subsidiary for the primary purpose of investing in commodity-related investments. The subsidiary is managed by EVM pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board also noted that there is no separate advisory fee for assets invested in the Portfolios and that for assets the Fund invests indirectly, the advisory fee would approximate the total fees to be paid on the expected allocation among the Underlying Fund(s).

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by EVM and BMR, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser, and relevant affiliates thereof, in providing investment advisory and administrative services to the Funds, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its relevant affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale with respect to the management of any specific fund or group of funds. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Portfolios. The Board noted that for assets invested in the Portfolios, the Fund will automatically receive the benefits of such breakpoints as have been established for the Portfolios based on their total assets. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fee will allow the Fund to continue to benefit from economies of scale in the future.

23

Eaton Vance
Strategic Income Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Strategic Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Strategic Income Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

24

Eaton Vance
Strategic Income Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

SISRC
028-6/11

Eaton Vance Global Macro Absolute Return Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Global Macro Absolute Return Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Report of Independent Registered Public Accounting Firm	59
Board of Trustees’ Contract Approval	60
Officers and Trustees	63
Important Notices	64

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2011
Portfolio Managers Mark S. Venezia, CFA; John R. Baur; Michael A. Cirami, CFA; Eric Stein, CFA
Performance1

	Class A	Class C	Class I	Class R
Symbol	EAGMX	ECGMX	EIGMX	ERGMX
Inception Date	6/27/07	10/1/09	6/27/07	4/8/10

% Average Annual Total Returns at net asset value (NAV)

Six Months	1.59	1.22	1.72	1.47
One Year	3.02	2.25	3.28	2.87
Since Inception	6.47	4.01	6.75	3.24

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-3.19	0.22	1.72	1.47
One Year	-1.88	1.27	3.28	2.87
Since Inception	5.13	4.01	6.75	3.24

% Maximum Sales Charge	Class A	Class C	Class I	Class R

	4.75	1.00	None	None

% Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I	Class R

	1.00	1.71	0.71	1.18

Comparative Performance[3]				% Return

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

Six Months				0.09
One Year				0.17
Since Inception (6/27/07)				3.03

Lipper Absolute Return Funds Average*

Six Months				3.80
One Year				4.95
Since Inception (6/27/07)				0.02
* Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percent- age change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2011
Fund Profile4

Asset Allocation (% of net assets; excluding derivatives)

Foreign Currency Positions5 (% of net assets)

Malaysia	8.1	Philippines	1.9
China	6.5	Singapore	1.6
Sweden	5.3	Taiwan	1.2
Serbia	4.7	Colombia	1.1
Indonesia	4.0	Hungary	1.1
Kazakhstan	4.0	Dominican Republic	1.0
Czech Republic	3.7	Lebanon	1.0
South Korea	3.6	Zambia	0.9
Israel	3.5	Ghana	0.4
Mexico	3.2	Iceland	0.1
Romania	3.0	Brazil	0.0
Hong Kong	3.0	Georgia	0.0
Poland	2.8	Costa Rica	0.0
Turkey	2.7	Sri Lanka	-0.0
Norway	2.7	Japan	-0.8
India	2.5	New Zealand	-1.0
Chile	2.2	Gold	-1.1
Platinum	2.1	South Africa	-2.9
Uruguay	2.0	Euro	-28.9
See Endnotes and Additional Disclosures on page 4.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown at maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemption of Fund shares. Effective 10/1/10, open only to current shareholders.

2.	Source: Fund prospectus.

3.	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	The Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund and also may invest directly. References to investments are to the aggregate Portfolio and Fund (if any) holdings. Fund Profile is subject to change due to active management.

5.	Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Class A	$1,000.00	$1,015.90	$5.35	1.07%
Class C	$1,000.00	$1,012.20	$8.83	1.77%
Class I	$1,000.00	$1,017.20	$3.85	0.77%
Class R	$1,000.00	$1,014.70	$6.34	1.27%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.36	1.07%
Class C	$1,000.00	$1,016.00	$8.85	1.77%
Class I	$1,000.00	$1,021.00	$3.86	0.77%
Class R	$1,000.00	$1,018.50	$6.36	1.27%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in Global Macro Portfolio, at value (identified cost, $7,469,802,121)	$7,611,428,308
Receivable for Fund shares sold	27,667,793

Total assets	$7,639,096,101

Liabilities

Payable for Fund shares redeemed	$33,765,464
Distributions payable	10,000,224
Payable to affiliates:
Distribution and service fees	1,627,417
Trustees’ fees	42
Accrued expenses	1,850,145

Total liabilities	$47,243,292

Net Assets	$7,591,852,809

Sources of Net Assets

Paid-in capital	$7,529,667,182
Accumulated net realized loss from Portfolio	(36,104,164)
Accumulated distributions in excess of net investment income	(43,336,396)
Net unrealized appreciation from Portfolio	141,626,187

Total	$7,591,852,809

Class A Shares

Net Assets	$2,295,023,844
Shares Outstanding	223,770,037
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.26
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.77

Class C Shares

Net Assets	$1,279,009,121
Shares Outstanding	124,669,335
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.26

Class I Shares

Net Assets	$4,016,875,543
Shares Outstanding	392,000,517
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.25

Class R Shares

Net Assets	$944,301
Shares Outstanding	91,974
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest allocated from Portfolio (net of foreign taxes, $5,899,287)	$139,524,075
Expenses allocated from Portfolio	(24,947,168)

Total investment income from Portfolio	$114,576,907

Expenses

Distribution and service fees
Class A	$3,584,328
Class C	6,600,484
Class R	2,504
Trustees’ fees and expenses	250
Custodian fee	18,741
Transfer and dividend disbursing agent fees	2,684,521
Legal and accounting services	26,828
Printing and postage	752,586
Registration fees	729,935
Miscellaneous	14,911

Total expenses	$14,415,088

Net investment income	$100,161,819

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$63,197,191
Securities sold short	(4,053,077)
Financial futures contracts	8,531,265
Swap contracts	(11,631,500)
Forward commodity contracts	(187,601)
Foreign currency and forward foreign currency exchange contract transactions	(75,060,972)

Net realized loss	$(19,204,694)

Change in unrealized appreciation (depreciation) —
Investments (including net increase of $21,583,811 from precious metals)	$98,321,684
Securities sold short	(2,927,020)
Financial futures contracts	(21,600,519)
Swap contracts	33,237,617
Forward commodity contracts	(14,596,196)
Foreign currency and forward foreign currency exchange contracts	(54,609,161)

Net change in unrealized appreciation (depreciation)	$37,826,405

Net realized and unrealized gain	$18,621,711

Net increase in net assets from operations	$118,783,530

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$100,161,819	$75,364,464
Net realized loss from investment transactions, securities sold short, financial futures contracts, swap contracts, written options, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(19,204,694)	(47,907,109)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, swap contracts, written options, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	37,826,405	97,431,009

Net increase in net assets from operations	$118,783,530	$124,888,364

Distributions to shareholders —
From net investment income
Class A	$(52,199,089)	$(8,026,484)
Class C	(23,916,426)	(3,290,782)
Class I	(89,317,956)	(9,146,267)
Class R	(20,671)	(1,356)
Tax return of capital
Class A	—	(55,965,076)
Class C	—	(22,945,147)
Class I	—	(63,772,824)
Class R	—	(9,462)

Total distributions to shareholders	$(165,454,142)	$(163,157,398)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$345,249,590	$2,752,106,628
Class C	65,362,014	1,342,922,300
Class I	1,404,362,202	3,957,712,812
Class R	99,776	1,114,901
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	43,668,408	53,109,466
Class C	16,460,305	17,305,653
Class I	41,514,329	36,663,376
Class R	20,534	10,793
Cost of shares redeemed
Class A	(567,691,601)	(512,115,412)
Class C	(144,341,473)	(42,716,894)
Class I	(1,039,328,987)	(490,727,774)
Class R	(260,584)	(30,569)

Net increase in net assets from Fund share transactions	$165,114,513	$7,115,355,280

Net increase in net assets	$118,443,901	$7,077,086,246

Net Assets

At beginning of period	$7,473,408,908	$396,322,662

At end of period	$7,591,852,809	$7,473,408,908

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(43,336,396)	$21,955,927

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011							Period Ended
	(Unaudited)		2010	2009		2008		October 31, 2007(1)

Net asset value — Beginning of period	$10.320		$10.360	$9.830		$10.220		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.133		$0.226	$0.460		$0.499		$0.123
Net realized and unrealized gain (loss)	0.029		0.269	0.649		(0.247)		0.201

Total income from operations	$0.162		$0.495	$1.109		$0.252		$0.324

Less Distributions

From net investment income	$(0.222)		$(0.067)	$(0.571)		$(0.605)		$(0.225)
From net realized gain	—		—	(0.008)		(0.037)		—
Tax return of capital	—		(0.468)	—		—		—

Total distributions	$(0.222)		$(0.535)	$(0.579)		$(0.642)		$(0.225)

Capital contribution from administrator(2)	$—		$—	$—		$—		$0.121

Net asset value — End of period	$10.260		$10.320	$10.360		$9.830		$10.220

Total Return(3)	1.59	%(4)	4.89%	11.53%		2.49%		4.50	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,295,024		$2,489,211	$209,714		$38,178		$25
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.07	%(8)	1.00%	1.24	%(9)	1.10	%(9)	1.05	%(8)(9)
Net investment income	2.62	%(8)	2.18%	4.56%		4.90%		3.55	%(8)
Portfolio Turnover of the Portfolio	25	%(4)	19%	25%		26%		45	%(4)

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Absent a capital contribution by the administrator for the period from the start of business, June 27, 2007, to October 31, 2007, total return would have been 3.99%.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The administrator subsidized certain operating expenses (equal to 0.12%, 0.33% and 673.39% of average daily net assets for the years ended October 31, 2009 and 2008, and the period from the start of business, June 27, 2007, to October 31, 2007, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended
	April 30, 2011		Year Ended	Period Ended
	(Unaudited)		October 31, 2010	October 31, 2009(1)

Net asset value — Beginning of period	$10.320		$10.350	$10.300

Income (Loss) From Operations

Net investment income (loss)(2)	$0.097		$0.146	$(0.012)
Net realized and unrealized gain	0.027		0.282	0.104

Total income from operations	$0.124		$0.428	$0.092

Less Distributions

From net investment income	$(0.184)		$(0.057)	$(0.042)
Tax return of capital	—		(0.401)	—

Total distributions	$(0.184)		$(0.458)	$(0.042)

Net asset value — End of period	$10.260		$10.320	$10.350

Total Return(3)	1.22	%(4)	4.21%	0.89	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,279,009		$1,349,700	$39,020
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.77	%(7)	1.71%	1.97	%(7)(8)
Net investment income (loss)	1.91	%(7)	1.41%	(1.41	)%(7)
Portfolio Turnover of the Portfolio	25	%(4)	19%	25	%(9)

(1)	For the period from commencement of operations on October 1, 2009 to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The administrator subsidized certain operating expenses (equal to 0.08% of average daily net assets for the period ended October 31, 2009).
(9)	For the Portfolio’s year ended October 31, 2009.

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2011							Period Ended
	(Unaudited)		2010	2009		2008		October 31, 2007(1)

Net asset value — Beginning of period	$10.310		$10.340	$9.820		$10.210		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.148		$0.245	$0.504		$0.464		$0.146
Net realized and unrealized gain (loss)	0.027		0.285	0.623		(0.181)		0.243

Total income from operations	$0.175		$0.530	$1.127		$0.283		$0.389

Less Distributions

From net investment income	$(0.235)		$(0.070)	$(0.599)		$(0.636)		$(0.235)
From net realized gain	—		—	(0.008)		(0.037)		—
Tax return of capital	—		(0.490)	—		—		—

Total distributions	$(0.235)		$(0.560)	$(0.607)		$(0.673)		$(0.235)

Capital contribution from administrator(2)	$—		$—	$—		$—		$0.056

Net asset value — End of period	$10.250		$10.310	$10.340		$9.820		$10.210

Total Return(3)	1.72	%(4)	5.24%	11.87%		2.69%		4.50	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,016,876		$3,633,407	$147,589		$16,291		$10
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.77	%(8)	0.71%	0.94	%(9)	0.80	%(9)	0.75	%(8)(9)
Net investment income	2.91	%(8)	2.36%	5.01%		4.59%		4.15	%(8)
Portfolio Turnover of the Portfolio	25	%(4)	19%	25%		26%		45	%(4)

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Absent a capital contribution by the administrator for the period from the start of business, June 27, 2007, to October 31, 2007, total return would have been 3.99%.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The administrator subsidized certain operating expenses (equal to 0.12%, 0.33% and 673.39% of average daily net assets for the years ended October 31, 2009 and 2008, and the period from the start of business, June 27, 2007, to October 31, 2007, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Financial Highlights — continued

	Class R

	Six Months Ended
	April 30, 2011		Period Ended
	(Unaudited)		October 31, 2010(1)

Net asset value — Beginning of period	$10.330		$10.380

Income (Loss) From Operations

Net investment income(2)	$0.123		$0.062
Net realized and unrealized gain	0.027		0.138

Total income from operations	$0.150		$0.200

Less Distributions

From net investment income	$(0.210)		$(0.031)
Tax return of capital	—		(0.219)

Total distributions	$(0.210)		$(0.250)

Net asset value — End of period	$10.270		$10.330

Total Return(3)	1.47	%(4)	1.94	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$944		$1,091
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.27	%(7)	1.18	%(7)
Net investment income	2.42	%(7)	1.06	%(7)
Portfolio Turnover of the Portfolio	25	%(4)	19	%(8)

(1)	For the period from commencement of operations on April 8, 2010 to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	For the Portfolio’s year ended October 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. After the close of business on October 1, 2010, the Fund was closed to new accounts. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (83.4% at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2011, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. Prior to April 7, 2011, EVM had agreed to reimburse the Fund’s operating expenses to the extent that they exceeded 1.20%, 1.90%, 0.90% and 1.40% annually of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. Pursuant to this agreement, EVM was allocated no operating expenses for the six months ended April 30, 2011.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $142,449 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $60,336 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $3,584,328 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $4,950,363 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $1,252 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $1,650,121 and $1,252 for Class C and Class R shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $376,000 of CDSCs paid by Class C shareholders, and no CDSCs paid by Class A shareholders.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $472,062,721 and $503,916,008, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	33,613,828	265,289,640
Issued to shareholders electing to receive payments of distributions in Fund shares	4,257,701	5,126,462
Redemptions	(55,333,548)	(49,431,880)

Net increase (decrease)	(17,462,019)	220,984,222

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	6,355,693	129,472,278
Issued to shareholders electing to receive payments of distributions in Fund shares	1,604,170	1,670,564
Redemptions	(14,079,699)	(4,122,548)

Net increase (decrease)	(6,119,836)	127,020,294

	Six Months Ended
	April 30, 2011	Year Ended
Class I	(Unaudited)	October 31, 2010

Sales	136,874,371	382,147,743
Issued to shareholders electing to receive payments of distributions in Fund shares	4,052,077	3,544,080
Redemptions	(101,418,981)	(47,469,326)

Net increase	39,507,467	338,222,497

	Six Months Ended
	April 30, 2011	Period Ended
Class R	(Unaudited)	October 31, 2010(1)

Sales	9,727	107,546
Issued to shareholders electing to receive payments of distributions in Fund shares	2,000	1,042
Redemptions	(25,391)	(2,950)

Net increase (decrease)	(13,664)	105,638

(1)	For the period from commencement of operations on April 8, 2010 to October 31, 2010.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments

Foreign Government Bonds — 18.8%

		Principal
Security		Amount	Value

Albania — 0.0%(1)

Republic of Albania, 7.50%, 11/4/15	EUR	1,000,000	$1,425,977

Total Albania			$1,425,977

Bermuda — 0.4%

Government of Bermuda, 5.603%, 7/20/20(2)	USD	33,232,000	$35,388,690

Total Bermuda			$35,388,690

Brazil — 0.1%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(3)	BRL	13,567,964	$8,450,322

Total Brazil			$8,450,322

Chile — 2.1%

Government of Chile, 3.00%, 1/1/15(3)	CLP	28,814,436,225	$63,617,044
Government of Chile, 6.00%, 3/1/17	CLP	2,390,000,000	5,132,699
Government of Chile, 6.00%, 1/1/18	CLP	1,720,000,000	3,694,353
Government of Chile, 6.00%, 3/1/18	CLP	56,865,000,000	122,174,845

Total Chile			$194,618,941

Colombia — 1.0%

Titulos De Tesoreria B, 9.25%, 8/15/12	COP	52,688,900,000	$31,488,938
Titulos De Tesoreria B, 11.00%, 5/18/11	COP	107,863,000,000	61,354,392

Total Colombia			$92,843,330

Congo — 0.1%

Republic of Congo, 3.00%, 6/30/29	USD	20,463,000	$12,994,005

Total Congo			$12,994,005

Costa Rica — 0.0%(1)

Titulo Propiedad Ud, 1.00%, 1/12/22(3)	CRC	1,343,793,389	$2,168,665
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	149,806,884	273,949

Total Costa Rica			$2,442,614

Dominican Republic — 1.0%

Dominican Republic, 16.00%, 7/10/20(2)	DOP	585,000,000	$15,969,960
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 13.00%, 2/25/13(4)	DOP	118,000,000	3,168,734
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 15.00%, 3/12/12(4)	DOP	91,000,000	2,474,140
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	2,439,100,000	66,501,435

Total Dominican Republic			$88,114,269

Georgia — 0.1%

Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	11,900,000	$11,900,000

Total Georgia			$11,900,000

Germany — 0.3%

Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$22,911,830

Total Germany			$22,911,830

Greece — 0.1%

Hellenic Republic Government Bond, 3.70%, 7/20/15	EUR	5,000,000	$4,140,555
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	9,775,000	8,783,950

Total Greece			$12,924,505

Israel — 0.4%

Israel Government Bond, 3.00%, 10/31/19(3)	ILS	54,761,196	$17,093,586
Israel Government Bond, 5.00%, 4/30/15(3)	ILS	46,222,136	15,566,736

Total Israel			$32,660,322

Macedonia — 0.1%

Republic of Macedonia, 4.625%, 12/8/15	EUR	5,594,000	$7,904,419

Total Macedonia			$7,904,419

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

		Principal
Security		Amount	Value

Philippines — 0.9%

Philippine Government International Bond, 6.25%, 1/14/36	PHP	3,480,000,000	$78,646,943

Total Philippines			$78,646,943

Poland — 0.4%

Poland Government Bond, 3.00%, 8/24/16(3)	PLN	87,181,848	$33,843,845

Total Poland			$33,843,845

Serbia — 2.2%

Serbia Treasury Bill, 0.00%, 4/5/12	RSD	574,890	$7,649,894
Serbia Treasury Bill, 0.00%, 7/12/12	RSD	166,180	2,148,371
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	6,528,500	83,635,695
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	7,673,410	97,413,455
Serbia Treasury Bill, 0.00%, 1/24/13	RSD	235,430	2,857,100
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	799,750	9,428,210

Total Serbia			$203,132,725

Slovakia — 2.0%

Slovakia Government Bond, 0.00%, 1/27/12	EUR	125,407,000	$183,647,660

Total Slovakia			$183,647,660

South Africa — 3.0%

Republic of South Africa, 2.50%, 1/31/17(3)	ZAR	226,334,317	$35,884,108
Republic of South Africa, 2.60%, 3/31/28(3)	ZAR	375,318,654	56,460,732
Republic of South Africa, 2.75%, 1/31/22(3)	ZAR	380,358,339	58,354,443
Republic of South Africa, 5.50%, 12/7/23(3)	ZAR	228,862,365	45,591,196
Republic of South Africa, 6.50%, 6/2/14	USD	67,231,000	75,298,720

Total South Africa			$271,589,199

Sri Lanka — 0.4%

Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	36,130,000	$36,447,944

Total Sri Lanka			$36,447,944

Taiwan — 1.1%

Taiwan Government Bond, 0.25%, 10/21/11	TWD	287,500,000	$10,030,280
Taiwan Government Bond, 0.25%, 2/10/12	TWD	2,450,100,000	85,380,362

Total Taiwan			$95,410,642

Turkey — 2.0%

Turkey Government Bond, 3.00%, 1/6/21(3)	TRY	18,017,245	$12,076,647
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	238,815,099	173,639,460

Total Turkey			$185,716,107

Uruguay — 0.1%

Republic of Uruguay, 5.00%, 9/14/18(3)	UYU	189,718,132	$12,057,418

Total Uruguay			$12,057,418

Venezuela — 1.0%

Bolivarian Republic of Venezuela, 7.00%, 3/31/38(5)	USD	103,797,000	$59,423,782
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(5)	USD	43,665,000	29,757,698

Total Venezuela			$89,181,480

Total Foreign Government Bonds
(identified cost $1,601,390,639)			$1,714,253,187

Foreign Corporate Bonds & Notes — 0.0%(1)

		Principal
Security		Amount	Value

Chile — 0.0%(1)

JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(3)	USD	3,630,812	$4,183,638

Total Chile
(identified cost $3,000,000)			$4,183,638

Total Foreign Corporate Bonds & Notes
(identified cost $3,000,000)			$4,183,638

Debt Obligations – United States — 22.5%

Corporate Bonds & Notes — 0.0%(1)

		Principal
Security		Amount	Value

Eaton Corp., 8.875%, 6/15/19		$500,000	$650,657

Total Corporate Bonds & Notes
(identified cost $528,618)			$650,657

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

Collateralized Mortgage Obligations — 1.4%

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$344,782	$397,063
Series 1548, Class Z, 7.00%, 7/15/23	398,126	404,597
Series 1650, Class K, 6.50%, 1/15/24	2,567,826	2,823,661
Series 1817, Class Z, 6.50%, 2/15/26	338,698	356,011
Series 1927, Class ZA, 6.50%, 1/15/27	1,220,958	1,224,673
Series 2127, Class PG, 6.25%, 2/15/29	1,616,508	1,710,575
Series 2344, Class ZD, 6.50%, 8/15/31	2,465,925	2,720,749
Series 2458, Class ZB, 7.00%, 6/15/32	3,640,516	4,127,886

		$13,765,215

Federal National Mortgage Association:
Series 1992-180, Class F, 1.40%, 10/25/22(6)	$1,422,853	$1,450,390
Series 1993-16, Class Z, 7.50%, 2/25/23	1,396,133	1,604,765
Series 1993-79, Class PL, 7.00%, 6/25/23	996,903	1,127,375
Series 1993-104, Class ZB, 6.50%, 7/25/23	381,264	426,437
Series 1993-121, Class Z, 7.00%, 7/25/23	6,085,576	6,860,559
Series 1993-141, Class Z, 7.00%, 8/25/23	1,065,581	1,200,744
Series 1994-42, Class ZQ, 7.00%, 4/25/24	6,536,466	7,392,703
Series 1994-79, Class Z, 7.00%, 4/25/24	1,228,332	1,388,687
Series 1994-89, Class ZQ, 8.00%, 7/25/24	877,050	1,028,293
Series 1996-35, Class Z, 7.00%, 7/25/26	323,089	367,481
Series 1998-16, Class H, 7.00%, 4/18/28	870,663	992,806
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,490,384	1,682,278
Series 1999-25, Class Z, 6.00%, 6/25/29	2,467,830	2,736,359
Series 2000-2, Class ZE, 7.50%, 2/25/30	393,523	457,113
Series 2000-49, Class A, 8.00%, 3/18/27	1,109,605	1,307,992
Series 2001-31, Class ZA, 6.00%, 7/25/31	16,209,240	17,939,268
Series 2001-37, Class GA, 8.00%, 7/25/16	108,318	117,910
Series 2001-74, Class QE, 6.00%, 12/25/31	5,782,770	6,370,328
Series 2009-48, Class WA, 5.852%, 7/25/39(7)	14,324,346	15,805,045
Series G48, Class Z, 7.10%, 12/25/21	1,069,954	1,204,691
Series G92-60, Class Z, 7.00%, 10/25/22	2,781,769	3,134,386
Series G93-1, Class K, 6.675%, 1/25/23	1,633,791	1,832,511
Series G93-31, Class PN, 7.00%, 9/25/23	4,973,691	5,685,398
Series G93-41, Class ZQ, 7.00%, 12/25/23	10,315,910	11,794,058
Series G94-7, Class PJ, 7.50%, 5/17/24	1,595,772	1,856,219

		$95,763,796

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$1,166,698	$1,297,307
Series 1996-22, Class Z, 7.00%, 10/16/26	908,052	1,025,281
Series 1999-42, Class Z, 8.00%, 11/16/29	2,398,517	2,744,767
Series 2001-21, Class Z, 9.00%, 3/16/30	3,507,665	4,277,046
Series 2001-35, Class K, 6.45%, 10/26/23	376,862	418,590
Series 2002-48, Class OC, 6.00%, 9/16/30	2,267,784	2,337,500

		$12,100,491

Total Collateralized Mortgage Obligations
(identified cost $115,614,359)		$121,629,502

Commercial Mortgage-Backed Securities — 0.4%

	Principal
Security	Amount	Value

ASC, Series 1996-MD6, Class A7, 8.631%, 11/13/29(7)	$3,667,119	$3,744,670
JPMCC, Series 2005-LDP5, Class AM, 5.414%, 12/15/44(7)	9,960,000	10,706,975
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(7)	6,625,359	6,973,640
WBCMT, Series 2004-C12, Class MAD, 5.439%, 7/15/41(2)(7)	9,690,535	10,622,392
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(7)	6,000,000	6,479,470

Total Commercial Mortgage-Backed Securities
(identified cost $36,654,738)		$38,527,147

Mortgage Pass-Throughs — 11.5%

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
2.998%, with maturity at 2035(8)	$7,146,202	$7,457,433
3.516%, with maturity at 2029(8)	1,470,875	1,512,402
3.991%, with maturity at 2023(8)	496,655	521,982
4.343%, with maturity at 2030(8)	1,950,649	2,112,797
4.50%, with maturity at 2018	5,046,374	5,367,502
5.00%, with various maturities to 2019	6,416,988	6,872,356
5.50%, with various maturities to 2019	17,626,064	19,116,554
6.00%, with various maturities to 2035(9)	52,824,548	58,647,647
6.50%, with various maturities to 2033	64,705,389	72,754,826
6.60%, with maturity at 2030	2,929,087	3,335,446
7.00%, with various maturities to 2036	62,769,453	72,151,119
7.31%, with maturity at 2026	312,982	349,656
7.50%, with various maturities to 2035	33,929,891	39,606,211
7.95%, with maturity at 2022	505,424	591,410
8.00%, with various maturities to 2031	9,358,590	11,202,564
8.15%, with maturity at 2021	256,817	291,779
8.30%, with maturity at 2021	91,433	107,058

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.: (continued)

8.47%, with maturity at 2018	$187,736	$210,500
8.50%, with various maturities to 2028	1,392,843	1,657,778
9.00%, with various maturities to 2027	2,545,876	3,014,617
9.50%, with maturity at 2027	277,574	341,858
9.75%, with various maturities to 2020	6,636	7,724
10.00%, with various maturities to 2020	852,261	993,567
10.50%, with maturity at 2021	458,884	544,481
11.00%, with maturity at 2016	604,337	684,665
13.25%, with maturity at 2013	55	55

		$309,453,987

Federal National Mortgage Association:
2.42%, with maturity at 2028(8)	$272,323	$283,957
2.72%, with maturity at 2022(8)	2,838,323	2,922,076
2.727%, with maturity at 2027(8)	481,133	496,443
2.734%, with various maturities to 2035(8)	28,794,240	30,024,214
2.742%, with maturity at 2038(8)	1,715,404	1,785,734
2.758%, with various maturities to 2033(8)	24,851,576	25,785,460
2.775%, with maturity at 2035(8)	6,340,299	6,577,280
2.884%, with maturity at 2025(8)	1,722,739	1,792,089
3.084%, with maturity at 2024(8)	1,293,821	1,353,203
3.681%, with maturity at 2034(8)	4,428,486	4,762,935
3.803%, with maturity at 2023(8)	160,369	168,084
3.843%, with maturity at 2035(8)	15,761,333	17,002,601
4.378%, with maturity at 2035(8)	11,654,766	12,623,568
4.50%, with various maturities to 2018	6,660,596	7,078,223
5.00%, with various maturities to 2019(9)	33,246,029	35,558,632
5.50%, with various maturities to 2023(9)	27,760,302	30,100,462
6.00%, with various maturities to 2033	33,057,077	36,318,153
6.324%, with maturity at 2032(8)	5,049,083	5,468,788
6.50%, with various maturities to 2036	152,579,891	169,216,588
6.865%, with maturity at 2025(8)	318,128	338,607
7.00%, with various maturities to 2036	149,226,174	171,462,576
7.50%, with various maturities to 2034	21,267,546	24,424,598
8.00%, with various maturities to 2030	8,307,042	9,784,232
8.50%, with various maturities to 2037	12,888,840	15,809,503
9.00%, with various maturities to 2032	4,410,506	5,268,647
9.075%, with maturity at 2028(7)	698,169	801,966
9.50%, with various maturities to 2031	3,823,893	4,622,775
10.50%, with maturity at 2029	390,945	477,937
10.838%, with maturity at 2027(7)	703,286	825,015
11.00%, with maturity at 2016	27,398	30,044
11.50%, with maturity at 2031	642,076	832,960

		$623,997,350

Government National Mortgage Association:
2.125%, with maturity at 2024(8)	$686,316	$713,378
6.50%, with various maturities to 2032	7,214,520	8,156,231
7.00%, with various maturities to 2035	57,213,026	66,323,841
7.50%, with various maturities to 2031	9,390,212	10,979,460
7.75%, with maturity at 2019	36,312	42,388
8.00%, with various maturities to 2034	24,049,470	28,151,775
8.30%, with various maturities to 2020	156,740	177,885
8.50%, with various maturities to 2021	1,426,291	1,620,245
9.00%, with various maturities to 2025	496,967	587,426
9.50%, with various maturities to 2026	1,732,978	2,146,519

		$118,899,148

Total Mortgage Pass-Throughs
(identified cost $1,008,573,354)		$1,052,350,485

U.S. Government Agency Obligations — 4.2%

	Principal
Security	Amount	Value

Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$21,134,200
4.125%, 3/13/20	65,000,000	68,207,555
4.50%, 9/13/19	48,275,000	52,703,024
4.625%, 9/11/20	19,325,000	20,755,533
5.25%, 12/11/20	11,545,000	13,073,212
5.25%, 12/9/22	12,150,000	13,578,500
5.365%, 9/9/24	12,700,000	14,252,842
5.375%, 5/15/19	27,930,000	32,190,470
5.375%, 9/30/22	49,780,000	56,293,265
5.375%, 8/15/24	22,000,000	24,718,320
5.625%, 6/11/21	12,850,000	14,950,885
5.75%, 6/12/26	14,850,000	17,447,057

		$349,304,863

United States Agency for International Development – Israel:
5.50%, 12/4/23	$5,000,000	$5,728,770
5.50%, 4/26/24	22,500,000	25,858,687

		$31,587,457

Total U.S. Government Agency Obligations
(identified cost $372,682,357)		$380,892,320

U.S. Treasury Obligations — 5.0%

	Principal
Security	Amount	Value

U.S. Treasury Bond, 7.875%, 2/15/21(9)	$1,500,000	$2,085,234
U.S. Treasury Note, 1.00%, 10/31/11	50,000,000	50,224,600

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

	Principal
Security	Amount	Value

U.S. Treasury Note, 1.125%, 1/15/12	$100,000,000	$100,683,600
U.S. Treasury Note, 1.75%, 11/15/11	100,000,000	100,882,800
U.S. Treasury Note, 4.625%, 12/31/11	100,000,000	102,961,000
U.S. Treasury Note, 4.875%, 7/31/11(9)	100,000,000	101,211,000

Total U.S. Treasury Obligations
(identified cost $456,490,089)		$458,048,234

Total Debt Obligations – United States
(identified cost $1,990,543,515)		$2,052,098,345

Common Stocks — 0.0%(1)

Security	Shares	Value

Indonesia — 0.0%(1)

APP China	8,155	$122,325

Total Indonesia
(identified cost $1,522,635)		$122,325

Total Common Stocks
(identified cost $1,522,635)		$122,325

Precious Metals — 3.3%

Description	Troy Ounces	Value

Gold(10)	66,263	$103,546,339
Platinum(10)	104,260	195,122,291

Total Precious Metals
(identified cost $267,492,088)		$298,668,630

Currency Options Purchased — 0.0%(1)

		Principal
		Amount of
		Contracts	Strike		Expiration
Description		(000’s omitted)	Price		Date	Value

Euro Put Option	EUR	193,597	EUR	1.17	5/3/12	$1,826,860

Total Currency Options Purchased
(identified cost $8,845,662)						$1,826,860

Put Options Purchased — 0.0%(1)

		Number of	Strike		Expiration
Description		Contracts	Price		Date	Value

KOSPI 200 Index		801,640,000	KRW	205	10/13/11	$417,295
KOSPI 200 Index		801,640,000	KRW	200	10/11/12	2,577,020
KOSPI 200 Index		134,100,000	KRW	200	12/13/12	488,856
Light Sweet Crude Oil Future 12/11		160	USD	80	11/15/11	140,800

Total Put Options Purchased
(identified cost $16,802,504)						$3,623,971

Short-Term Investments — 55.2%

Foreign Government Securities — 52.6%

		Principal
		Amount
Security		(000’s omitted)	Value

Brazil — 3.1%

Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	455,776	$283,957,545

Total Brazil			$283,957,545

Colombia — 0.0%(1)

Titulos De Tesoreria B, 0.00%, 4/26/12	COP	4,178,600	$2,253,635

Total Colombia			$2,253,635

Croatia — 3.9%

Croatia Treasury Bill, 0.00%, 5/5/11	EUR	42,098	$62,337,421
Croatia Treasury Bill, 0.00%, 6/2/11	EUR	33,700	49,837,351
Croatia Treasury Bill, 0.00%, 6/9/11	EUR	58,408	86,337,470
Croatia Treasury Bill, 0.00%, 6/16/11	EUR	14,581	21,543,440
Croatia Treasury Bill, 0.00%, 6/30/11	EUR	29,000	42,807,655
Croatia Treasury Bill, 0.00%, 7/7/11	EUR	4,750	7,008,073
Croatia Treasury Bill, 0.00%, 7/28/11	EUR	2,700	3,977,296
Croatia Treasury Bill, 0.00%, 8/4/11	EUR	998	1,469,688
Croatia Treasury Bill, 0.00%, 8/25/11	EUR	6,011	8,836,781
Croatia Treasury Bill, 0.00%, 9/1/11	EUR	4,450	6,538,099
Croatia Treasury Bill, 0.00%, 9/8/11	EUR	33,115	48,624,704
Croatia Treasury Bill, 0.00%, 9/15/11	EUR	9,706	14,243,273

Total Croatia			$353,561,251

Georgia — 0.5%

Bank of Georgia Promissory Note, 7.00%, 2/22/12	USD	16,500	$16,500,000
Bank of Georgia Promissory Note, 7.00%, 3/9/12	USD	11,450	11,450,000
Bank of Georgia Promissory Note, 7.00%, 4/9/12	USD	11,450	11,450,000

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Georgia (continued)

Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	5,875	$5,875,000

Total Georgia			$45,275,000

Ghana — 0.0%(1)

Ghana Government Bond, 14.47%, 12/15/11	GHS	750	$509,394

Total Ghana			$509,394

Hong Kong — 3.0%

Hong Kong Treasury Bill, 0.00%, 5/11/11	HKD	1,045,500	$134,615,055
Hong Kong Treasury Bill, 0.00%, 6/22/11	HKD	36,000	4,634,109
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	1,046,000	134,612,315

Total Hong Kong			$273,861,479

Iceland — 0.1%

Iceland Treasury Bill, 0.00%, 5/16/11	ISK	935,980	$7,156,862
Iceland Treasury Bill, 0.00%, 6/15/11	ISK	679,554	5,183,449

Total Iceland			$12,340,311

Indonesia — 1.4%

Indonesia Treasury Bill, 0.00%, 5/5/11	IDR	260,234,000	$30,375,954
Indonesia Treasury Bill, 0.00%, 6/23/11	IDR	55,976,000	6,479,909
Indonesia Treasury Bill, 0.00%, 7/6/11	IDR	279,820,000	32,335,653
Indonesia Treasury Bill, 0.00%, 7/7/11	IDR	164,644,000	19,057,241
Indonesia Treasury Bill, 0.00%, 7/20/11	IDR	317,225,000	36,629,546

Total Indonesia			$124,878,303

Israel — 8.4%

Israel Treasury Bill, 0.00%, 5/4/11	ILS	193,744	$57,294,866
Israel Treasury Bill, 0.00%, 6/1/11	ILS	733,257	216,388,217
Israel Treasury Bill, 0.00%, 7/6/11	ILS	40,254	11,843,353
Israel Treasury Bill, 0.00%, 8/3/11	ILS	351,034	102,999,504
Israel Treasury Bill, 0.00%, 9/7/11	ILS	361,813	105,972,181
Israel Treasury Bill, 0.00%, 10/5/11	ILS	206,533	60,262,791
Israel Treasury Bill, 0.00%, 11/2/11	ILS	252,794	73,566,450
Israel Treasury Bill, 0.00%, 1/4/12	ILS	319,608	92,456,759
Israel Treasury Bill, 0.00%, 2/29/12	ILS	169,646	48,802,240

Total Israel			$769,586,361

Kazakhstan — 4.0%

Kazakhstan National Bank, 0.00%, 5/13/11	KZT	3,087,000	$21,163,948
Kazakhstan National Bank, 0.00%, 5/27/11	KZT	6,655,356	45,617,038
Kazakhstan National Bank, 0.00%, 6/3/11	KZT	675,900	4,632,048
Kazakhstan National Bank, 0.00%, 6/10/11	KZT	5,917,016	40,543,742
Kazakhstan National Bank, 0.00%, 6/17/11	KZT	3,930,730	26,928,742
Kazakhstan National Bank, 0.00%, 7/8/11	KZT	8,008,356	54,829,795
Kazakhstan National Bank, 0.00%, 7/15/11	KZT	1,528,444	10,462,088
Kazakhstan National Bank, 0.00%, 7/22/11	KZT	4,949,794	33,872,496
Kazakhstan National Bank, 0.00%, 7/29/11	KZT	7,258,197	49,655,952
Kazakhstan National Bank, 0.00%, 8/5/11	KZT	1,202,160	8,222,103
Kazakhstan National Bank, 0.00%, 8/19/11	KZT	10,344,400	70,705,944
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	114,903	777,529

Total Kazakhstan			$367,411,425

Lebanon — 1.0%

Lebanon Treasury Bill, 0.00%, 5/19/11	LBP	18,430,000	$12,240,077
Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	32,731,600	21,640,812
Lebanon Treasury Bill, 0.00%, 7/14/11	LBP	24,133,060	15,931,839
Lebanon Treasury Bill, 0.00%, 7/28/11	LBP	22,262,480	14,674,837
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	5,144,000	3,384,970
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	2,802,380	1,833,824
Lebanon Treasury Bill, 0.00%, 10/6/11	LBP	8,561,610	5,591,417
Lebanon Treasury Note, 6.74%, 10/20/11	LBP	9,041,470	6,080,322
Lebanon Treasury Note, 6.86%, 10/6/11	LBP	4,520,730	3,040,117
Lebanon Treasury Note, 9.06%, 11/10/11	LBP	4,520,730	3,078,874

Total Lebanon			$87,497,089

Malaysia — 8.0%

Malaysia Treasury Bill, 0.00%, 5/10/11	MYR	158,099	$53,344,238
Malaysia Treasury Bill, 0.00%, 5/18/11	MYR	164,454	55,458,766
Malaysia Treasury Bill, 0.00%, 5/24/11	MYR	208,018	70,117,143
Malaysia Treasury Bill, 0.00%, 5/26/11	MYR	73,247	24,685,713
Malaysia Treasury Bill, 0.00%, 6/2/11	MYR	65,049	21,910,910
Malaysia Treasury Bill, 0.00%, 6/16/11	MYR	224,475	75,523,327
Malaysia Treasury Bill, 0.00%, 6/30/11	MYR	247,620	83,208,783
Malaysia Treasury Bill, 0.00%, 7/14/11	MYR	207,567	69,702,982
Malaysia Treasury Bill, 0.00%, 7/19/11	MYR	36,731	12,329,803
Malaysia Treasury Bill, 0.00%, 7/21/11	MYR	263,190	88,317,434
Malaysia Treasury Bill, 0.00%, 7/28/11	MYR	96,317	32,301,383
Malaysia Treasury Bill, 0.00%, 8/9/11	MYR	80,202	26,870,038
Malaysia Treasury Bill, 0.00%, 8/16/11	MYR	23,808	7,971,820
Malaysia Treasury Bill, 0.00%, 8/23/11	MYR	123,230	41,249,719

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Malaysia (continued)

Malaysia Treasury Bill, 0.00%, 8/24/11	MYR	217,330	$72,729,360

Total Malaysia			$735,721,419

Mexico — 4.3%

Mexico Treasury Bill, 0.00%, 5/5/11	MXN	656,464	$57,014,377
Mexico Treasury Bill, 0.00%, 5/19/11	MXN	1,000,160	86,716,966
Mexico Treasury Bill, 0.00%, 5/26/11	MXN	718,500	62,239,999
Mexico Treasury Bill, 0.00%, 6/2/11	MXN	1,088,000	94,172,294
Mexico Treasury Bill, 0.00%, 7/7/11	MXN	587,044	50,597,658
Mexico Treasury Bill, 0.00%, 8/11/11	MXN	511,300	43,878,252

Total Mexico			$394,619,546

Philippines — 1.1%

Philippine Treasury Bill, 0.00%, 5/25/11	PHP	275,190	$6,421,656
Philippine Treasury Bill, 0.00%, 6/8/11	PHP	393,700	9,186,011
Philippine Treasury Bill, 0.00%, 7/6/11	PHP	21,133	493,034
Philippine Treasury Bill, 0.00%, 8/24/11	PHP	154,390	3,594,134
Philippine Treasury Bill, 0.00%, 9/7/11	PHP	1,329,512	30,980,149
Philippine Treasury Bill, 0.00%, 9/21/11	PHP	950,200	22,106,039
Philippine Treasury Bill, 0.00%, 10/5/11	PHP	475,485	11,073,893
Philippine Treasury Bill, 0.00%, 10/19/11	PHP	377,850	8,777,542
Philippine Treasury Bill, 0.00%, 11/2/11	PHP	189,200	4,394,512

Total Philippines			$97,026,970

Romania — 2.1%

Romania Treasury Bill, 0.00%, 11/9/11	RON	39,120	$13,727,712
Romania Treasury Bill, 0.00%, 12/14/11	RON	34,000	11,868,148
Romania Treasury Bill, 0.00%, 12/28/11	RON	51,130	17,775,116
Romania Treasury Bill, 0.00%, 3/21/12	RON	241,460	82,394,450
Romania Treasury Bill, 0.00%, 4/11/12	RON	196,410	66,948,698

Total Romania			$192,714,124

Serbia — 0.8%

Serbia Treasury Bill, 0.00%, 11/1/11	RSD	163,580	$2,292,567
Serbia Treasury Bill, 0.00%, 11/15/11	RSD	169,040	2,357,862
Serbia Treasury Bill, 0.00%, 12/13/11	RSD	808,740	11,174,657
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	3,909,800	52,264,005

Total Serbia			$68,089,091

South Korea — 1.0%

Korea Monetary Stabilization Bond, 0.00%, 5/3/11	KRW	4,098,940	$3,824,532
Korea Monetary Stabilization Bond, 0.00%, 5/3/11	KRW	13,981,050	13,045,115
Korea Monetary Stabilization Bond, 0.00%, 5/17/11	KRW	8,332,820	7,765,161
Korea Monetary Stabilization Bond, 0.00%, 5/17/11	KRW	12,993,910	12,109,021
Korea Monetary Stabilization Bond, 0.00%, 6/7/11	KRW	1,734,130	1,612,731
Korea Monetary Stabilization Bond, 0.00%, 7/5/11	KRW	28,656,270	26,580,464
Korea Monetary Stabilization Bond, 0.00%, 8/23/11	KRW	26,171,630	24,154,840

Total South Korea			$89,091,864

Sri Lanka — 1.2%

Sri Lanka Treasury Bill, 0.00%, 5/13/11	LKR	61,630	$559,268
Sri Lanka Treasury Bill, 0.00%, 5/13/11	LKR	210,380	1,909,117
Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	1,773,550	15,906,274
Sri Lanka Treasury Bill, 0.00%, 7/22/11	LKR	1,255,000	11,240,758
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	1,161,300	10,376,411
Sri Lanka Treasury Bill, 0.00%, 10/7/11	LKR	706,080	6,234,417
Sri Lanka Treasury Bill, 0.00%, 1/20/12	LKR	1,357,000	11,743,483
Sri Lanka Treasury Bill, 0.00%, 2/17/12	LKR	600,000	5,160,737
Sri Lanka Treasury Bill, 0.00%, 3/9/12	LKR	1,287,380	11,020,336
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	545,550	4,663,112
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	1,911,190	16,309,894
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	1,269,800	10,747,661

Total Sri Lanka			$105,871,468

Thailand — 2.1%

Bank of Thailand, 0.00%, 6/2/11	THB	553,332	$18,496,441
Bank of Thailand, 0.00%, 7/14/11	THB	452,900	15,089,118
Bank of Thailand, 0.00%, 7/21/11	THB	1,143,270	38,069,181
Bank of Thailand, 0.00%, 8/4/11	THB	498,000	16,565,009
Bank of Thailand, 0.00%, 8/4/11	THB	1,708,332	56,822,947
Bank of Thailand, 0.00%, 8/11/11	THB	1,335,582	44,401,464

Total Thailand			$189,444,160

Turkey — 3.9%

Turkey Government Bond, 0.00%, 5/11/11	TRY	326,568	$214,215,165
Turkey Government Bond, 0.00%, 6/8/11	TRY	62,720	40,900,109

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Turkey (continued)

Turkey Treasury Bill, 0.00%, 7/20/11	TRY	161,487	$104,444,186

Total Turkey			$359,559,460

Uruguay — 1.9%

Uruguay Treasury Bill, 0.00%, 5/4/11	UYU	110,000	$5,830,802
Uruguay Treasury Bill, 0.00%, 5/5/11	UYU	20,500	1,086,429
Uruguay Treasury Bill, 0.00%, 5/10/11	UYU	133,957	7,092,044
Uruguay Treasury Bill, 0.00%, 5/11/11	UYU	50,000	2,646,601
Uruguay Treasury Bill, 0.00%, 5/13/11	UYU	60,000	3,174,634
Uruguay Treasury Bill, 0.00%, 5/24/11	UYU	42,230	2,229,441
Uruguay Treasury Bill, 0.00%, 5/25/11	UYU	206,200	10,883,677
Uruguay Treasury Bill, 0.00%, 5/26/11	UYU	25,520	1,346,728
Uruguay Treasury Bill, 0.00%, 6/3/11	UYU	115,150	6,067,880
Uruguay Treasury Bill, 0.00%, 6/7/11	UYU	40,000	2,106,045
Uruguay Treasury Bill, 0.00%, 6/10/11	UYU	94,000	4,946,066
Uruguay Treasury Bill, 0.00%, 6/15/11	UYU	64,080	3,368,154
Uruguay Treasury Bill, 0.00%, 6/21/11	UYU	96,060	5,042,566
Uruguay Treasury Bill, 0.00%, 6/23/11	UYU	43,800	2,298,238
Uruguay Treasury Bill, 0.00%, 6/24/11	UYU	66,180	3,471,790
Uruguay Treasury Bill, 0.00%, 7/5/11	UYU	136,033	7,119,098
Uruguay Treasury Bill, 0.00%, 7/6/11	UYU	29,400	1,538,269
Uruguay Treasury Bill, 0.00%, 7/7/11	UYU	60,450	3,162,169
Uruguay Treasury Bill, 0.00%, 7/28/11	UYU	88,500	4,607,659
Uruguay Treasury Bill, 0.00%, 8/2/11	UYU	212,250	11,040,310
Uruguay Treasury Bill, 0.00%, 8/11/11	UYU	61,790	3,207,398
Uruguay Treasury Bill, 0.00%, 8/12/11	UYU	69,150	3,588,611
Uruguay Treasury Bill, 0.00%, 8/17/11	UYU	57,298	2,970,086
Uruguay Treasury Bill, 0.00%, 8/18/11	UYU	100,459	5,206,133
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	109,039	5,634,868
Uruguay Treasury Bill, 0.00%, 9/7/11	UYU	102,452	5,285,545
Uruguay Treasury Bill, 0.00%, 9/16/11	UYU	162,992	8,390,598
Uruguay Treasury Bill, 0.00%, 9/27/11	UYU	69,296	3,557,724
Uruguay Treasury Bill, 0.00%, 9/28/11	UYU	75,380	3,869,127
Uruguay Treasury Bill, 0.00%, 9/29/11	UYU	13,815	708,926
Uruguay Treasury Bill, 0.00%, 10/19/11	UYU	92,000	4,697,604
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	196,484	10,027,593
Uruguay Treasury Bill, 0.00%, 11/22/11	UYU	133,796	6,773,948
Uruguay Treasury Bill, 0.00%, 11/25/11	UYU	124,717	6,309,320
Uruguay Treasury Bill, 0.00%, 12/20/11	UYU	90,510	4,548,426
Uruguay Treasury Bill, 0.00%, 1/17/12	UYU	86,600	4,319,660
Uruguay Treasury Bill, 0.00%, 2/3/12	UYU	21,600	1,072,622
Uruguay Treasury Bill, 0.00%, 3/9/12	UYU	40,000	1,966,553
Uruguay Treasury Bill, 0.00%, 4/13/12	UYU	56,601	2,755,608

Total Uruguay			$173,948,950

Zambia — 0.8%

Zambia Treasury Bill, 0.00%, 5/9/11	ZMK	18,955,000	$4,022,279
Zambia Treasury Bill, 0.00%, 5/16/11	ZMK	9,635,000	2,042,286
Zambia Treasury Bill, 0.00%, 6/13/11	ZMK	16,490,000	3,479,814
Zambia Treasury Bill, 0.00%, 7/11/11	ZMK	7,500,000	1,575,708
Zambia Treasury Bill, 0.00%, 8/15/11	ZMK	17,755,000	3,704,879
Zambia Treasury Bill, 0.00%, 8/29/11	ZMK	28,255,000	5,874,808
Zambia Treasury Bill, 0.00%, 9/12/11	ZMK	20,035,000	4,149,704
Zambia Treasury Bill, 0.00%, 10/10/11	ZMK	7,500,000	1,540,304
Zambia Treasury Bill, 0.00%, 10/17/11	ZMK	8,000,000	1,639,247
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	55,660,000	11,285,127
Zambia Treasury Bill, 0.00%, 12/19/11	ZMK	10,075,000	2,040,756
Zambia Treasury Bill, 0.00%, 12/26/11	ZMK	11,000,000	2,226,044
Zambia Treasury Bill, 0.00%, 1/2/12	ZMK	11,000,000	2,224,032
Zambia Treasury Bill, 0.00%, 1/9/12	ZMK	16,250,000	3,282,625
Zambia Treasury Bill, 0.00%, 1/16/12	ZMK	9,700,000	1,957,814
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	7,330,000	1,452,175
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	87,660,000	17,316,467

Total Zambia			$69,814,069

Total Foreign Government Securities
(identified cost $4,591,003,097)			$4,797,032,914

U.S. Treasury Obligations — 0.1%

		Principal
		Amount
Security		(000’s omitted)	Value

United States Treasury Bill, 0.00%, 7/28/11(9)		$7,379	$7,378,468
United States Treasury Bill, 0.00%, 10/6/11(9)		2,742	2,740,883

Total U.S. Treasury Obligations
(identified cost $10,116,269)			$10,119,351

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

Repurchase Agreements — 2.2%

	Principal
	Amount
Description	(000’s omitted)		Value

Bank of America:
Dated 3/14/11 with an interest rate of 0.35%, collateralized by $9,000,000 Turkey Government Bond 6.875%, due 3/17/36 and a market value, including accrued interest, of $9,973,906.(11)		$9,630	$9,630,000
Dated 3/22/11 with an interest rate of 0.45%, collateralized by $22,000,000 Argentina Government Bond 8.28%, due 12/31/33 and a market value, including accrued interest, of $19,912,200.(11)		$24,999	24,999,330
Dated 4/6/11 with a maturity date of 7/28/11, an interest rate of 0.50% and repurchase proceeds of EUR 14,929,645, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $22,458,309.	EUR	14,906	22,078,394
Dated 4/27/11 with an interest rate of 0.35%, collateralized by $22,198,000 Mexico Government Bond 5.625%, due 1/15/17 and a market value, including accrued interest, of $25,118,424.(11)		$25,000	25,000,498
Dated 4/27/11 with a maturity date of 7/1/11, an interest rate of 0.75% and repurchase proceeds of EUR 82,672,325, collateralized by EUR 83,830,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $123,298,932.	EUR	82,573	122,302,344

Total Repurchase Agreements
(identified cost $203,481,742)			$204,010,566

Other Securities — 0.3%

	Interest
Description	(000’s omitted)		Value

Eaton Vance Cash Reserves Fund, LLC, 0.16% (12)		$30,685	$30,685,191

Total Other Securities
(identified cost $30,685,191)			$30,685,191

Total Short-Term Investments
(identified cost $4,835,286,299)			$5,041,848,022

Total Investments — 99.8%
(identified cost $8,724,883,342)			$9,116,624,978

Other Assets, Less Liabilities — 0.2%			$14,225,655

Net Assets — 100.0%			$9,130,850,633

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ASC	- Asset Securitization Corp.
JPMCC	- JPMorgan Chase Commercial Mortgage Securities Corp.
MLMT	- Merrill Lynch Mortgage Trust
WBCMT	- Wachovia Bank Commercial Mortgage Trust
BRL	- Brazilian Real
CLP	- Chilean Peso
COP	- Colombian Peso
CRC	- Costa Rican Colon
DOP	- Dominican Peso
EUR	- Euro
GHS	- Ghanaian Cedi
HKD	- Hong Kong Dollar
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
ISK	- Icelandic Krona
KRW	- South Korean Won
KZT	- Kazak Tenge
LBP	- Lebanese Pound
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PHP	- Philippine Peso
PLN	- Polish Zloty
RON	- Romanian Leu
RSD	- Serbian Dinar
THB	- Thailand Baht
TRY	- New Turkish Lira
TWD	- New Taiwan Dollar
USD	- United States Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand
ZMK	- Zambian Kwacha

(1)	Amount is less than 0.05%.

(2)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $98,428,986 or 1.1% of the Portfolio’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(6)	Floating-rate security.

(7)	Weighted average fixed-rate coupon that changes/updates monthly.

(8)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2011.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)	Non-income producing.

(11)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(12)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

Securities Sold Short

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value

Belgium

Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(68,000)	$(97,791,641)

Total Belgium			$(97,791,641)

Spain

Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(21,691,814)

Total Spain			$(21,691,814)

Total Foreign Government Bonds
(proceeds $110,625,175)			$(119,483,455)

Total Securities Sold Short
(proceeds $110,625,175)			$(119,483,455)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Statement of Assets and Liabilities

Assets	April 30, 2011

Investments in —
Securities of unaffiliated issuers, at value (identified cost, $8,426,706,063)	$8,787,271,157
Affiliated investment, at value (identified cost, $30,685,191)	30,685,191
Precious metals, at value (identified cost, $267,492,088)	298,668,630

Total Investments, at value (identified cost, $8,724,883,342)	$9,116,624,978

Cash	18,966,375
Foreign currency, at value (identified cost, $156,499,784)	157,747,786
Interest and dividends receivable	39,328,221
Interest receivable from affiliated investment	9,251
Receivable for investments sold	124,833,431
Receivable for variation margin on open financial futures contracts	2,597,189
Receivable for open forward foreign currency exchange contracts	48,009,712
Receivable for closed forward foreign currency exchange contracts	9,250,710
Receivable for open swap contracts	55,771,840
Receivable for closed options	15,682
Premium paid on open swap contracts	102,582,830

Total assets	$9,675,738,005

Liabilities

Payable for investments purchased	$139,466,286
Payable for variation margin on open financial futures contracts	5,169,488
Payable for open forward commodity contracts	17,509,944
Payable for open forward foreign currency exchange contracts	213,519,100
Payable for closed forward foreign currency exchange contracts	7,378,973
Payable for open swap contracts	28,215,205
Premium received on open swap contracts	4,459,317
Payable for securities sold short, at value (proceeds, $110,625,175)	119,483,455
Payable to affiliates:
Investment adviser fee	3,848,654
Trustees’ fees	4,208
Interest payable for securities sold short	2,776,474
Accrued expenses	3,056,268

Total liabilities	$544,887,372

Net Assets applicable to investors’ interest in Portfolio	$9,130,850,633

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$8,931,308,459
Net unrealized appreciation	199,542,174

Total	$9,130,850,633

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Statement of Operations

Six Months Ended
Investment Income	April 30, 2011

Interest (net of foreign taxes, $7,020,333)	$166,021,569
Interest allocated from affiliated investment	128,531
Expenses allocated from affiliated investment	(6,172)

Total investment income	$166,143,928

Expenses

Investment adviser fee	$23,245,075
Trustees’ fees and expenses	25,250
Custodian fee	4,879,898
Legal and accounting services	216,667
Interest expense on securities sold short	1,211,493
Miscellaneous	131,963

Total expenses	$29,710,346

Deduct —
Reduction of custodian fee	$2,815

Total expense reductions	$2,815

Net expenses	$29,707,531

Net investment income	$136,436,397

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$76,767,708
Investment transactions allocated from affiliated investment	1,131
Securities sold short	(4,840,073)
Financial futures contracts	10,130,086
Swap contracts	(14,549,691)
Forward commodity contracts	(225,030)
Foreign currency and forward foreign currency exchange contract transactions	(89,443,840)

Net realized loss	$(22,159,709)

Change in unrealized appreciation (depreciation) —
Investments (including net increase of $25,783,240 from precious metals)	$118,781,698
Securities sold short	(3,512,659)
Financial futures contracts	(25,842,317)
Swap contracts	37,992,235
Forward commodity contracts	(17,509,944)
Foreign currency and forward foreign currency exchange contracts	(65,049,819)

Net change in unrealized appreciation (depreciation)	$44,859,194

Net realized and unrealized gain	$22,699,485

Net increase in net assets from operations	$159,135,882

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Statements of Changes in Net Assets

	Six Months Ended	Year Ended
Increase (Decrease) in Net Assets	April 30, 2011	October 31, 2010

From operations —
Net investment income	$136,436,397	$126,681,628
Net realized loss from investment transactions, securities sold short, financial futures contracts, swap contracts, written options, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(22,159,709)	(35,049,061)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, swap contracts, written options, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	44,859,194	108,105,228

Net increase in net assets from operations	$159,135,882	$199,737,795

Capital transactions —
Contributions	$608,992,485	$7,587,790,195
Withdrawals	(644,302,621)	(99,529,088)

Net increase (decrease) in net assets from capital transactions	$(35,310,136)	$7,488,261,107

Net increase in net assets	$123,825,746	$7,687,998,902

Net Assets

At beginning of period	$9,007,024,887	$1,319,025,985

At end of period	$9,130,850,633	$9,007,024,887

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Supplementary Data

			Year Ended October 31,
	Six Months Ended
Ratios/Supplemental Data	April 30, 2011		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.66	%(2)	0.57%	0.72%	0.63%	0.67%	0.66%
Net investment income	3.02	%(2)	2.67%	4.93%	5.25%	5.16%	4.49%
Portfolio Turnover	25	%(3)	19%	25%	26%	45%	41%

Total Return	1.80	%(3)	5.31%	12.10%	2.97%	10.34%	7.60%

Net assets, end of period (000’s omitted)	$9,130,851		$9,007,025	$1,319,026	$845,021	$688,393	$563,226

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements

1 Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Strategic Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Multi-Strategy Absolute Return Fund held an interest of 83.4%, 13.2%, 2.5% and 0.8%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2011 were $309,896,675 or 3.4% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are valued based on interpolated rates derived from forward rates as provided by brokers for specific settlement periods. Interest rate swaps and cross-currency swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

J Forward Foreign Currency Exchange and Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N Spread Lock Swap Contracts — A spread lock swap contract allows the user to lock in the forward differential (or spread) between the swap rate and a specified benchmark on an interest rate swap contract. These contracts involve commitments to pay or receive a settlement amount calculated based on the difference between the swap spread and an agreed upon fixed spread, the notional amount of the agreement and the duration of the swap. During the term of the outstanding spread lock swap contract, changes in the underlying value of the swap are recorded as unrealized gains or losses. Payments received or made at the termination of the spread lock swap contract are recorded as realized gains or losses. Upon termination, the Portfolio is obligated to enter into the interest rate swap agreement which can be closed at any time up to the maturity date at the then current value. The Portfolio is exposed to credit loss in the event of non-performance by the counterparty.

O Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Q Total Return Swaps — In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

R When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

S Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

U Forward Sale Commitments — The Portfolio may enter into forward sale commitments to sell generic U.S. government agency MBS to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as a liability and are subsequently valued at approximately the current market value of the underlying security in accordance with the Portfolio’s policies on investment valuations discussed above. The Portfolio records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Portfolio realizes a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory

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April 30, 2011

Notes to Consolidated Financial Statements — continued

agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million up to $1 billion, 0.575% from $1 billion up to $1.5 billion, 0.555% from $1.5 billion up to $2 billion, 0.520% from $2 billion up to $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee totaled $23,245,075 or 0.51% (annualized) of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,003,671,683	$122,970,327
U.S. Government and Agency Securities	40,163,191	922,938,128

	$1,043,834,874	$1,045,908,455

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,750,602,413

Gross unrealized appreciation	$407,912,407
Gross unrealized depreciation	(41,889,842)

Net unrealized appreciation	$366,022,565

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward commodity contracts, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

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April 30, 2011

Notes to Consolidated Financial Statements — continued

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Forward Commodity Contracts(1)
Sales
				Net
				Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

6/24/11	Gold 38,270 Troy Ounces	United States Dollar 54,885,737	Citigroup Global Markets	$(5,110,765)
10/25/11	Gold 29,799 Troy Ounces	United States Dollar 42,478,859	Citigroup Global Markets	(4,247,125)
4/24/12	Gold 61,122 Troy Ounces	United States Dollar 87,719,489	Citigroup Global Markets	(8,152,054)

				$(17,509,944)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/2/11	New Turkish Lira 15,179,188	United States Dollar 9,604,649	Credit Suisse	$(375,094)
5/2/11	New Turkish Lira 16,500,000	United States Dollar 10,233,402	JPMorgan Chase Bank	(614,724)
5/2/11	New Turkish Lira 13,230,000	United States Dollar 8,373,948	Standard Bank	(324,277)
5/3/11	South African Rand 4,851,294	United States Dollar 714,877	Standard Bank	(24,086)
5/4/11	Euro 15,645,865	United States Dollar 22,240,597	Deutsche Bank	(932,642)
5/4/11	Israeli Shekel 109,393,623	United States Dollar 32,674,320	Bank of America	313,389
5/4/11	Israeli Shekel 21,804,000	United States Dollar 5,836,970	Barclays Bank PLC	(613,112)
5/4/11	Israeli Shekel 98,440,000	United States Dollar 26,159,979	Citigroup Global Markets	(2,960,641)
5/4/11	Israeli Shekel 13,500,000	United States Dollar 3,670,872	Deutsche Bank	(322,711)
5/4/11	Israeli Shekel 60,000,000	United States Dollar 15,837,403	Deutsche Bank	(1,911,858)
5/4/11	New Zealand Dollar 70,204,590	United States Dollar 53,381,043	Credit Suisse	(3,428,213)
5/4/11	New Zealand Dollar 13,038,936	United States Dollar 9,909,526	Goldman Sachs, Inc.	(641,525)
5/4/11	New Zealand Dollar 24,816,698	United States Dollar 18,867,639	HSBC Bank USA	(1,213,927)

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April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/4/11	New Zealand Dollar 11,748,153	United States Dollar 8,921,547	JPMorgan Chase Bank	$(585,008)
5/4/11	Serbian Dinar 1,143,144,000	Euro 11,500,443	Deutsche Bank	(60,576)
5/5/11	Croatian Kuna 34,702,000	Euro 4,713,281	Barclays Bank PLC	(19,012)
5/5/11	Croatian Kuna 34,699,500	Euro 4,713,709	Raiffeisen Zentralbank Oesterreich AG	(17,873)
5/5/11	Croatian Kuna 34,708,100	Euro 4,713,277	Raiffeisen Zentralbank Oesterreich AG	(20,248)
5/5/11	Croatian Kuna 34,710,000	Euro 4,713,215	UniCredit Bank AG	(20,723)
5/5/11	Euro 2,152,000	United States Dollar 2,737,344	Bank of America	(449,916)
5/5/11	Euro 3,000,000	United States Dollar 3,899,082	Citigroup Global Markets	(544,124)
5/5/11	Euro 5,000,000	United States Dollar 6,212,490	Citigroup Global Markets	(1,192,854)
5/5/11	Euro 2,000,000	United States Dollar 2,521,396	HSBC Bank USA	(440,742)
5/5/11	Euro 10,000,000	United States Dollar 12,355,130	HSBC Bank USA	(2,455,558)
5/5/11	Euro 24,659,000	United States Dollar 32,313,154	HSBC Bank USA	(4,208,522)
5/11/11	New Turkish Lira 13,161,822	United States Dollar 8,245,206	Bank of America	(394,886)
5/11/11	New Turkish Lira 45,686,188	United States Dollar 27,434,209	Deutsche Bank	(2,556,536)
5/11/11	New Turkish Lira 16,208,178	United States Dollar 10,148,505	Standard Chartered Bank	(491,370)
5/13/11	Sri Lankan Rupee 61,630,000	United States Dollar 549,287	HSBC Bank USA	(11,125)
5/13/11	Sri Lankan Rupee 210,380,000	United States Dollar 1,761,239	HSBC Bank USA	(151,783)
5/16/11	South African Rand 178,800,000	United States Dollar 26,332,455	Bank of America	(857,702)
5/19/11	Japanese Yen 6,004,300,000	United States Dollar 72,130,655	Goldman Sachs, Inc.	(1,895,469)
5/20/11	Colombian Peso 7,185,131,240	United States Dollar 3,847,460	Credit Suisse	(214,920)
5/20/11	Euro 5,433,017	United States Dollar 7,945,815	Deutsche Bank	(97,544)
5/20/11	Euro 4,753,444	United States Dollar 6,945,609	Goldman Sachs, Inc.	(91,670)
5/20/11	Euro 230,433,261	United States Dollar 330,210,863	HSBC Bank USA	(10,936,111)

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April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/20/11	Euro 230,433,261	United States Dollar 328,592,070	JPMorgan Chase Bank	$(12,554,905)
5/23/11	Euro 70,150,000	United States Dollar 100,272,410	Standard Bank	(3,573,230)
5/26/11	Mexican Peso 718,500,000	United States Dollar 58,776,372	Citigroup Global Markets	(3,509,929)
5/27/11	South African Rand 269,403,398	United States Dollar 37,610,939	Bank of America	(3,295,091)
5/31/11	Euro 194,289,000	United States Dollar 283,827,086	Credit Suisse	(3,722,963)
6/1/11	Israeli Shekel 79,000,000	United States Dollar 20,376,580	Bank of America	(2,959,920)
6/1/11	Israeli Shekel 33,585,000	United States Dollar 9,172,470	Barclays Bank PLC	(748,496)
6/1/11	Israeli Shekel 120,000,000	United States Dollar 33,915,550	Barclays Bank PLC	(1,532,298)
6/1/11	Israeli Shekel 77,000,000	United States Dollar 20,172,911	Barclays Bank PLC	(2,572,792)
6/1/11	Israeli Shekel 36,000,000	United States Dollar 9,420,385	Citigroup Global Markets	(1,213,970)
6/2/11	Euro 33,700,000	United States Dollar 41,225,210	HSBC Bank USA	(8,648,456)
6/2/11	Mexican Peso 473,000,000	United States Dollar 38,827,141	Bank of America	(2,151,254)
6/2/11	Mexican Peso 615,000,000	United States Dollar 50,484,321	Barclays Bank PLC	(2,796,256)
6/2/11	Thai Baht 553,332,000	United States Dollar 17,826,418	Standard Chartered Bank	(677,982)
6/3/11	South African Rand 959,990,351	United States Dollar 144,711,983	Standard Bank	(911,597)
6/8/11	New Turkish Lira 13,759,000	United States Dollar 8,288,554	Deutsche Bank	(701,249)
6/9/11	Euro 9,158,000	United States Dollar 11,379,731	Deutsche Bank	(2,170,904)
6/9/11	Euro 49,250,000	United States Dollar 59,224,603	Deutsche Bank	(13,648,159)
6/13/11	South African Rand 656,396,500	United States Dollar 97,081,404	Standard Bank	(2,348,481)
6/15/11	South African Rand 441,088,470	United States Dollar 63,114,524	Bank of America	(3,681,763)
6/15/11	South African Rand 176,826,237	United States Dollar 25,210,111	Credit Suisse	(1,567,592)
6/16/11	Euro 14,581,000	United States Dollar 17,981,435	Citigroup Global Markets	(3,589,257)
6/22/11	South African Rand 391,770,228	United States Dollar 54,875,928	Bank of America	(4,392,591)

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April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)

6/30/11	Euro 29,000,000	United States Dollar 35,434,897	JPMorgan Chase Bank	$(7,450,593)
7/5/11	Brazilian Real 28,122,000	United States Dollar 16,412,022	Barclays Bank PLC	(1,364,772)
7/5/11	Brazilian Real 41,666,000	United States Dollar 24,401,757	Barclays Bank PLC	(1,936,623)
7/5/11	Brazilian Real 28,122,000	United States Dollar 16,412,022	Citigroup Global Markets	(1,364,772)
7/5/11	Brazilian Real 26,250,000	United States Dollar 15,323,993	Credit Suisse	(1,269,452)
7/5/11	Brazilian Real 32,241,000	United States Dollar 18,865,418	Credit Suisse	(1,515,125)
7/5/11	Brazilian Real 26,250,000	United States Dollar 15,315,053	Deutsche Bank	(1,278,392)
7/5/11	Brazilian Real 26,250,000	United States Dollar 15,341,905	Goldman Sachs, Inc.	(1,251,539)
7/5/11	Brazilian Real 29,523,000	United States Dollar 17,229,647	JPMorgan Chase Bank	(1,432,763)
7/5/11	Brazilian Real 17,500,000	United States Dollar 10,218,978	Standard Bank	(843,318)
7/5/11	Brazilian Real 173,364,000	United States Dollar 101,571,022	Standard Bank	(8,017,777)
7/5/11	Brazilian Real 27,321,000	United States Dollar 15,991,220	Standard Chartered Bank	(1,279,237)
7/6/11	Israeli Shekel 3,144,000	United States Dollar 850,764	Deutsche Bank	(76,481)
7/7/11	Euro 4,750,000	United States Dollar 5,978,730	Deutsche Bank	(1,044,239)
7/14/11	Thai Baht 452,900,000	United States Dollar 14,619,109	Standard Chartered Bank	(485,299)
7/15/11	Sri Lankan Rupee 1,773,550,000	United States Dollar 14,925,103	HSBC Bank USA	(1,146,564)
7/20/11	New Turkish Lira 114,525,000	United States Dollar 70,131,660	Deutsche Bank	(4,184,812)
7/21/11	Thai Baht 543,270,000	United States Dollar 17,524,839	Barclays Bank PLC	(584,815)
7/21/11	Thai Baht 600,000,000	United States Dollar 19,361,084	JPMorgan Chase Bank	(639,638)
7/22/11	Sri Lankan Rupee 1,255,000,000	United States Dollar 10,658,174	Standard Chartered Bank	(708,869)
7/28/11	Euro 2,700,000	United States Dollar 3,510,675	Deutsche Bank	(478,767)
8/3/11	Israeli Shekel 48,930,000	United States Dollar 13,561,530	Barclays Bank PLC	(852,964)
8/3/11	Israeli Shekel 260,982,100	United States Dollar 74,799,261	Deutsche Bank	(2,084,551)

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April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)

8/4/11	Euro 998,000	United States Dollar 1,316,152	Deutsche Bank	$(158,143)
8/4/11	Thai Baht 555,000,000	United States Dollar 18,054,652	Barclays Bank PLC	(428,405)
8/4/11	Thai Baht 498,000,000	United States Dollar 16,041,230	Barclays Bank PLC	(543,567)
8/4/11	Thai Baht 553,332,000	United States Dollar 17,774,880	Barclays Bank PLC	(652,629)
8/4/11	Thai Baht 600,000,000	United States Dollar 19,295,707	HSBC Bank USA	(685,977)
8/5/11	Sri Lankan Rupee 1,161,300,000	United States Dollar 9,989,677	HSBC Bank USA	(517,964)
8/11/11	Mexican Peso 511,300,000	United States Dollar 41,994,169	Barclays Bank PLC	(2,011,076)
8/11/11	Thai Baht 457,631,000	United States Dollar 14,846,099	Bank of America	(386,674)
8/11/11	Thai Baht 877,951,000	United States Dollar 28,500,276	Barclays Bank PLC	(723,331)
8/25/11	Euro 6,011,000	United States Dollar 7,574,461	Deutsche Bank	(1,298,962)
9/1/11	Euro 4,450,000	United States Dollar 5,644,736	Deutsche Bank	(922,783)
9/7/11	Israeli Shekel 100,876,300	United States Dollar 28,858,904	Barclays Bank PLC	(812,943)
9/7/11	Israeli Shekel 260,936,200	United States Dollar 74,642,771	Deutsche Bank	(2,109,243)
9/8/11	Euro 33,115,000	United States Dollar 42,050,752	Citigroup Global Markets	(6,810,322)
9/15/11	Euro 9,706,000	United States Dollar 12,603,629	Deutsche Bank	(1,714,143)
10/5/11	Israeli Shekel 23,121,000	United States Dollar 6,380,847	Barclays Bank PLC	(411,624)
10/5/11	Israeli Shekel 183,411,800	United States Dollar 52,410,859	Citigroup Global Markets	(1,471,732)
10/7/11	Sri Lankan Rupee 706,080,000	United States Dollar 6,240,212	HSBC Bank USA	(113,092)
11/2/11	Israeli Shekel 10,028,000	United States Dollar 2,742,888	Barclays Bank PLC	(199,513)
11/2/11	Israeli Shekel 72,366,000	United States Dollar 20,416,420	Deutsche Bank	(817,109)
11/2/11	Israeli Shekel 39,200,000	United States Dollar 10,593,163	Deutsche Bank	(908,845)
1/20/12	Sri Lankan Rupee 1,357,000,000	United States Dollar 12,056,864	Standard Chartered Bank	(71,390)
1/27/12	Euro 67,367,000	United States Dollar 93,784,969	Deutsche Bank	(5,107,662)

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April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)

1/27/12	Euro 24,280,000	United States Dollar 30,267,448	Deutsche Bank	$(5,374,826)
1/27/12	Euro 33,760,000	United States Dollar 41,519,640	Deutsche Bank	(8,038,975)
2/17/12	Sri Lankan Rupee 600,000,000	United States Dollar 5,302,696	HSBC Bank USA	(51,367)
2/29/12	Israeli Shekel 169,646,000	United States Dollar 46,389,390	Deutsche Bank	(3,133,758)
3/9/12	Sri Lankan Rupee 1,287,380,000	United States Dollar 11,453,559	Standard Chartered Bank	(20,558)
3/16/12	Sri Lankan Rupee 545,550,000	United States Dollar 4,823,607	Standard Chartered Bank	(36,815)
3/23/12	Sri Lankan Rupee 1,911,190,000	United States Dollar 16,950,687	HSBC Bank USA	(69,734)
4/27/12	Sri Lankan Rupee 1,269,800,000	United States Dollar 11,217,314	Standard Chartered Bank	(68,626)

				$(210,695,978)

Purchases
				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/2/11	New Turkish Lira 30,596,188	United States Dollar 18,851,625	Deutsche Bank	$1,264,212
5/2/11	New Turkish Lira 14,313,000	United States Dollar 9,416,447	HSBC Bank USA	(6,191)
5/3/11	Romanian Leu 229,571,088	Euro 56,409,138	Credit Suisse	(138,253)
5/4/11	Czech Koruna 1,379,741,464	Euro 56,201,854	Deutsche Bank	1,279,817
5/4/11	Israeli Shekel 111,553,296	United States Dollar 32,568,002	Credit Suisse	431,806
5/4/11	Israeli Shekel 76,232,130	United States Dollar 22,243,723	Standard Bank	307,342
5/4/11	Serbian Dinar 770,561,000	Euro 7,741,979	Credit Suisse	55,856
5/4/11	Serbian Dinar 372,583,000	Euro 3,755,120	Raiffeisen Zentralbank Oesterreich AG	9,672
5/5/11	Euro 4,713,000	United States Dollar 6,533,688	Goldman Sachs, Inc.	446,589
5/6/11	Polish Zloty 135,946,860	Euro 33,625,659	Credit Suisse	1,399,768
5/9/11	Czech Koruna 1,200,000,000	Euro 49,060,692	Citigroup Global Markets	852,316

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April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/11/11	Indonesian Rupiah 87,260,000,000	United States Dollar 9,695,556	Barclays Bank PLC	$491,766
5/11/11	Indonesian Rupiah 78,435,000,000	United States Dollar 8,715,000	Credit Suisse	442,032
5/11/11	Indonesian Rupiah 59,912,975,999	United States Dollar 6,649,609	Deutsche Bank	345,037
5/11/11	Indonesian Rupiah 35,775,000,000	United States Dollar 3,975,000	Standard Chartered Bank	201,615
5/13/11	Polish Zloty 61,468,875	Euro 15,452,594	Standard Bank	253,965
5/16/11	Czech Koruna 1,591,338,000	Euro 65,200,066	Bank of America	934,852
5/16/11	Indian Rupee 99,700,000	United States Dollar 2,185,445	Goldman Sachs, Inc.	63,899
5/16/11	Mexican Peso 763,346,000	United States Dollar 64,294,763	Standard Bank	1,938,478
5/16/11	New Taiwan Dollar 265,450,000	United States Dollar 9,064,987	Citigroup Global Markets	204,633
5/18/11	Swedish Krona 1,165,140,100	Euro 128,967,070	Goldman Sachs, Inc.	1,732,866
5/19/11	Indonesian Rupiah 101,220,000,000	United States Dollar 11,653,235	Credit Suisse	161,736
5/20/11	Indonesian Rupiah 111,945,000,000	United States Dollar 12,864,284	Barclays Bank PLC	202,274
5/20/11	Indonesian Rupiah 96,589,000,000	United States Dollar 11,102,184	Deutsche Bank	171,976
5/20/11	Indonesian Rupiah 118,760,000,000	United States Dollar 13,650,575	Standard Chartered Bank	211,451
5/23/11	Czech Koruna 1,217,947,417	Euro 49,821,951	Credit Suisse	842,398
5/23/11	Indonesian Rupiah 100,261,850,000	United States Dollar 11,219,992	Citigroup Global Markets	482,081
5/23/11	Indonesian Rupiah 108,207,900,000	United States Dollar 12,109,210	Goldman Sachs, Inc.	520,287
5/23/11	Serbian Dinar 336,298,852	Euro 3,299,312	Deutsche Bank	117,705
5/23/11	Serbian Dinar 1,493,100,000	Euro 14,638,235	Standard Bank	537,469
5/23/11	Singapore Dollar 10,950,000	United States Dollar 8,591,605	Bank of America	354,024
5/23/11	Singapore Dollar 18,875,000	United States Dollar 14,809,729	Barclays Bank PLC	610,247
5/23/11	Singapore Dollar 6,182,000	United States Dollar 4,849,769	Deutsche Bank	200,631
5/23/11	Singapore Dollar 22,635,000	United States Dollar 17,754,334	Goldman Sachs, Inc.	737,384

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/24/11	Indonesian Rupiah 109,077,000,000	United States Dollar 12,639,282	Bank of America	$91,365
5/24/11	Indonesian Rupiah 109,068,000,000	United States Dollar 12,630,921	Deutsche Bank	98,675
5/25/11	Indian Rupee 1,251,910,000	United States Dollar 28,057,149	Standard Chartered Bank	139,329
5/25/11	Mexican Peso 347,941,000	United States Dollar 29,639,748	Credit Suisse	525,732
5/26/11	Yuan Renminbi 110,068,275	United States Dollar 16,715,000	Bank of America	303,335
5/26/11	Yuan Renminbi 137,096,280	United States Dollar 20,810,000	Barclays Bank PLC	387,301
5/26/11	Yuan Renminbi 145,583,530	United States Dollar 22,105,000	Citigroup Global Markets	404,567
5/26/11	Yuan Renminbi 164,700,000	United States Dollar 25,000,000	JPMorgan Chase Bank	465,282
5/31/11	Georgian Lari 936,300	United States Dollar 500,000	Liberty Capital	69,938
5/31/11	Georgian Lari 889,624	United States Dollar 500,000	Liberty Capital	41,526
5/31/11	Indian Rupee 498,600,000	United States Dollar 11,043,189	Bank of America	173,949
5/31/11	Indian Rupee 659,300,000	United States Dollar 14,599,203	Standard Chartered Bank	233,247
5/31/11	Indonesian Rupiah 82,285,000,000	United States Dollar 9,413,683	Citigroup Global Markets	188,485
5/31/11	Norwegian Krone 440,270,000	Euro 55,722,268	Credit Suisse	1,311,536
5/31/11	Norwegian Krone 420,000,000	Euro 53,940,550	Goldman Sachs, Inc.	91,222
5/31/11	Polish Zloty 381,795,500	Euro 96,924,551	Standard Bank	7,534
5/31/11	South Korean Won 23,680,000,000	United States Dollar 21,169,319	Barclays Bank PLC	976,912
5/31/11	South Korean Won 22,670,100,000	United States Dollar 20,266,494	Citigroup Global Markets	935,249
5/31/11	Swedish Krona 957,259,400	Euro 108,294,613	Credit Suisse	(2,087,845)
6/1/11	Serbian Dinar 1,225,650,000	Euro 12,033,873	Deutsche Bank	373,082
6/3/11	Yuan Renminbi 80,700,000	United States Dollar 12,197,703	Bank of America	295,524
6/3/11	Yuan Renminbi 80,700,000	United States Dollar 12,192,174	Deutsche Bank	301,053
6/6/11	Indian Rupee 74,000,000	United States Dollar 1,634,276	Deutsche Bank	28,722

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/6/11	Indonesian Rupiah 64,230,000,000	United States Dollar 7,208,754	Bank of America	$284,724
6/6/11	Indonesian Rupiah 62,421,000,000	United States Dollar 7,181,431	Bank of America	100,998
6/6/11	Indonesian Rupiah 76,420,000,000	United States Dollar 8,793,004	Citigroup Global Markets	122,637
6/6/11	Indonesian Rupiah 62,421,000,000	United States Dollar 7,183,911	Deutsche Bank	98,518
6/6/11	Indonesian Rupiah 95,220,000,000	United States Dollar 10,956,162	Goldman Sachs, Inc.	152,807
6/6/11	Indonesian Rupiah 85,690,000,000	United States Dollar 9,861,894	JPMorgan Chase Bank	135,244
6/7/11	Indonesian Rupiah 85,660,000,000	United States Dollar 9,644,224	Barclays Bank PLC	348,849
6/7/11	Indonesian Rupiah 41,560,000,000	United States Dollar 4,680,180	Credit Suisse	168,199
6/7/11	Indonesian Rupiah 74,030,000,000	United States Dollar 8,336,712	Deutsche Bank	299,609
6/7/11	Singapore Dollar 23,790,000	United States Dollar 18,765,916	Bank of America	669,269
6/7/11	Singapore Dollar 10,850,000	United States Dollar 8,558,470	Citigroup Global Markets	305,412
6/7/11	Singapore Dollar 29,867,000	United States Dollar 23,565,121	Credit Suisse	834,655
6/7/11	Singapore Dollar 26,500,000	United States Dollar 20,902,351	JPMorgan Chase Bank	746,763
6/7/11	Singapore Dollar 25,000,000	United States Dollar 19,719,199	Standard Chartered Bank	704,493
6/7/11	Swedish Krona 789,011,000	Euro 87,605,592	Credit Suisse	704,996
6/9/11	Indonesian Rupiah 80,360,000,000	United States Dollar 9,075,099	Bank of America	298,619
6/9/11	Indonesian Rupiah 68,515,000,000	United States Dollar 7,736,563	Barclays Bank PLC	255,476
6/9/11	Indonesian Rupiah 48,955,000,000	United States Dollar 5,528,515	Standard Chartered Bank	181,917
6/9/11	South Korean Won 15,735,000,000	United States Dollar 14,286,363	Bank of America	427,323
6/9/11	South Korean Won 24,430,000,000	United States Dollar 22,719,241	Bank of America	125,078
6/9/11	South Korean Won 7,478,000,000	United States Dollar 6,788,308	Credit Suisse	204,317
6/9/11	South Korean Won 23,450,000,000	United States Dollar 21,828,167	Credit Suisse	99,761
6/9/11	South Korean Won 15,735,000,000	United States Dollar 14,282,473	Deutsche Bank	431,214

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/10/11	South Korean Won 18,138,000,000	United States Dollar 16,579,525	Barclays Bank PLC	$380,099
6/10/11	South Korean Won 18,449,800,000	United States Dollar 16,865,305	Citigroup Global Markets	385,863
6/10/11	South Korean Won 18,616,000,000	United States Dollar 17,014,898	Goldman Sachs, Inc.	391,672
6/13/11	Indian Rupee 700,380,000	United States Dollar 15,682,490	Bank of America	38,171
6/13/11	Indian Rupee 787,354,000	United States Dollar 17,629,960	Barclays Bank PLC	42,911
6/13/11	Indian Rupee 856,110,000	United States Dollar 19,173,796	Credit Suisse	42,365
6/13/11	Indian Rupee 856,110,000	United States Dollar 19,173,796	Goldman Sachs, Inc.	42,365
6/13/11	South Korean Won 11,750,000,000	United States Dollar 10,759,088	Deutsche Bank	225,428
6/14/11	South Korean Won 24,433,700,000	United States Dollar 22,297,591	Barclays Bank PLC	542,845
6/14/11	South Korean Won 21,071,000,000	United States Dollar 19,248,196	Credit Suisse	448,815
6/14/11	South Korean Won 22,160,000,000	United States Dollar 20,224,514	Goldman Sachs, Inc.	490,485
6/15/11	Yuan Renminbi 36,900,000	United States Dollar 5,586,677	Citigroup Global Markets	133,644
6/15/11	Yuan Renminbi 77,900,000	United States Dollar 11,785,174	HSBC Bank USA	291,058
6/21/11	Serbian Dinar 996,530,000	Euro 9,681,628	HSBC Bank USA	385,458
6/21/11	Serbian Dinar 1,001,299,000	Euro 9,737,421	Standard Bank	373,310
6/27/11	Norwegian Krone 420,740,075	Euro 53,950,027	Standard Bank	143,730
6/30/11	Czech Koruna 51,840,000	Euro 2,149,699	Deutsche Bank	(5,292)
6/30/11	Hungarian Forint 17,506,528,013	Euro 65,727,531	Standard Bank	258,581
6/30/11	Indian Rupee 1,253,690,000	United States Dollar 27,940,495	Citigroup Global Markets	117,737
6/30/11	Indian Rupee 1,185,210,000	United States Dollar 26,414,308	Deutsche Bank	111,305
6/30/11	Indian Rupee 1,242,600,000	United States Dollar 27,693,336	HSBC Bank USA	116,695
6/30/11	Indonesian Rupiah 37,500,000,000	United States Dollar 4,270,584	Bank of America	98,478
7/5/11	Serbian Dinar 1,143,144,000	Euro 11,294,071	Deutsche Bank	109,091

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

7/11/11	Indian Rupee 674,800,000	United States Dollar 15,055,779	Goldman Sachs, Inc.	$18,324
7/18/11	Ghanaian Cedi 4,530,000	United States Dollar 2,935,839	Standard Bank	8,782
7/18/11	Yuan Renminbi 105,300,000	United States Dollar 15,817,936	Citigroup Global Markets	564,838
7/19/11	Ghanaian Cedi 4,630,500	United States Dollar 3,000,000	JPMorgan Chase Bank	9,197
7/19/11	Ghanaian Cedi 7,550,000	United States Dollar 4,893,065	Standard Bank	13,410
7/20/11	Ghanaian Cedi 7,715,000	United States Dollar 5,000,000	JPMorgan Chase Bank	12,451
7/20/11	Ghanaian Cedi 7,715,000	United States Dollar 5,000,000	Standard Chartered Bank	12,451
7/28/11	Ghanaian Cedi 7,625,000	United States Dollar 5,000,000	Standard Bank	(55,903)
7/28/11	Ghanaian Cedi 7,622,500	United States Dollar 5,000,000	Standard Bank	(57,524)
7/28/11	Ghanaian Cedi 6,659,878	United States Dollar 4,365,702	Standard Chartered Bank	(47,396)
7/29/11	Ghanaian Cedi 7,625,000	United States Dollar 5,000,000	JPMorgan Chase Bank	(57,135)
7/29/11	Serbian Dinar 1,697,825,000	Euro 16,550,723	Citigroup Global Markets	328,697
7/29/11	Serbian Dinar 1,084,564,000	Euro 10,577,428	Standard Bank	202,744
8/4/11	Serbian Dinar 900,175,000	Euro 8,846,644	Barclays Bank PLC	47,485
8/4/11	Serbian Dinar 940,188,000	Euro 9,208,501	JPMorgan Chase Bank	95,949
8/9/11	Yuan Renminbi 61,650,000	United States Dollar 9,212,493	Bank of America	398,952
8/9/11	Yuan Renminbi 62,310,000	United States Dollar 9,315,294	Goldman Sachs, Inc.	399,047
8/9/11	Yuan Renminbi 66,850,000	United States Dollar 9,989,540	Standard Chartered Bank	432,603
8/12/11	Yuan Renminbi 53,085,000	United States Dollar 7,955,193	Bank of America	322,728
8/12/11	Yuan Renminbi 66,775,000	United States Dollar 10,012,746	Credit Suisse	399,954
8/24/11	Yuan Renminbi 35,120,000	United States Dollar 5,259,060	Bank of America	222,189
8/31/11	Georgian Lari 940,800	United States Dollar 500,000	Liberty Capital	68,249
9/2/11	Yuan Renminbi 31,143,000	United States Dollar 4,639,899	Bank of America	223,808

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

9/13/11	Yuan Renminbi 53,072,000	United States Dollar 7,903,500	Credit Suisse	$391,515
10/11/11	Zambian Kwacha 28,593,038,090	United States Dollar 5,913,762	Standard Bank	5,356
10/12/11	Yuan Renminbi 91,200,000	United States Dollar 14,099,096	Deutsche Bank	185,135
10/13/11	Zambian Kwacha 21,674,000,000	United States Dollar 4,402,600	Standard Chartered Bank	82,222
10/18/11	Zambian Kwacha 7,979,200,000	United States Dollar 1,657,155	Citigroup Global Markets	(7,893)
11/28/11	Yuan Renminbi 143,549,870	United States Dollar 22,105,000	Barclays Bank PLC	449,005
11/28/11	Yuan Renminbi 127,366,950	United States Dollar 19,610,000	Deutsche Bank	401,407
11/28/11	Yuan Renminbi 153,999,533	United States Dollar 23,705,000	JPMorgan Chase Bank	490,816
11/28/11	Yuan Renminbi 124,768,950	United States Dollar 19,210,000	Standard Chartered Bank	393,219
12/1/11	Georgian Lari 1,809,218	United States Dollar 1,000,000	Liberty Capital	81,577
1/17/12	Yuan Renminbi 50,000,000	United States Dollar 7,908,890	Citigroup Global Markets	(28,858)
1/19/12	Yuan Renminbi 48,750,000	United States Dollar 7,701,422	Barclays Bank PLC	(17,443)
1/30/12	Yuan Renminbi 116,669,030	United States Dollar 18,066,374	Bank of America	335,492
1/30/12	Yuan Renminbi 131,349,700	United States Dollar 20,363,347	Barclays Bank PLC	354,058
1/30/12	Yuan Renminbi 182,740,000	United States Dollar 28,334,858	Deutsche Bank	488,189
1/30/12	Yuan Renminbi 131,599,030	United States Dollar 20,398,839	Goldman Sachs, Inc.	357,892
3/1/12	Georgian Lari 902,850	United States Dollar 500,000	Liberty Capital	30,482
6/18/12	Yuan Renminbi 203,360,000	United States Dollar 30,580,451	Goldman Sachs, Inc.	1,747,367

				$45,186,590

At April 30, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $9,250,710 and a payable of $7,378,973.

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Futures Contracts
					Net Unrealized
					Appreciation
Expiration Date	Contracts	Position	Aggregate Cost	Value	(Depreciation)

6/11	355 Euro-Bobl	Short	$(60,814,989)	$(60,594,149)	$220,840
6/11	406 Euro-Bund	Short	(73,646,962)	(73,917,568)	(270,606)
6/11	232 Euro-Buxl	Short	(35,716,573)	(35,634,103)	82,470
6/11	625 Gold	Short	(91,251,993)	(97,275,000)	(6,023,007)
6/11	167 Japan 10-Year Bond	Short	(285,855,514)	(288,335,696)	(2,480,182)
6/11	647 U.S. 2-Year Treasury Note	Short	(141,025,781)	(141,773,875)	(748,094)
6/11	2,415 U.S. 5-Year Treasury Note	Short	(281,498,438)	(286,102,032)	(4,603,594)
6/11	3,354 U.S. 10-Year Treasury Note	Short	(397,553,813)	(406,305,657)	(8,751,844)
6/11	3,137 U.S. 30-Year Treasury Bond	Short	(373,895,219)	(383,890,375)	(9,995,156)
6/11	104 U.S. Ultra-Long Treasury Bond	Short	(12,425,586)	(13,091,000)	(665,414)
7/11	965 Platinum	Long	86,566,936	90,010,375	3,443,439

					$(29,791,148)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps
	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Bank of America	ILS	15,220	Receive	3-Month ILS TELBOR	4.20%	11/19/14	$(22,226)
Bank of America	ILS	29,000	Receive	3-Month ILS TELBOR	4.54	1/6/15	(111,847)
Bank of America	ZAR	156,596	Receive	3-Month ZAR JIBAR	6.86	11/17/15	622,400
Bank of America	ZAR	101,794	Receive	3-Month ZAR JIBAR	7.26	11/16/20	843,128
Bank of America	ZAR	56,604	Receive	3-Month ZAR JIBAR	7.42	11/17/20	374,310
Bank of America	ZAR	141,361	Receive	3-Month ZAR JIBAR	7.31	11/19/20	1,096,188
Barclays Bank PLC	ILS	29,208	Receive	3-Month ILS TELBOR	5.15	3/5/20	24,887
Barclays Bank PLC	ILS	29,182	Receive	3-Month ILS TELBOR	5.16	3/8/20	20,327
Citigroup Global Markets	ZAR	92,325	Receive	3-Month ZAR JIBAR	7.29	11/19/20	735,316
Deutsche Bank	ZAR	71,965	Receive	3-Month ZAR JIBAR	6.71	11/19/15	351,918
Deutsche Bank	ZAR	140,405	Receive	3-Month ZAR JIBAR	7.26	11/16/20	1,162,936
Deutsche Bank	ZAR	176,815	Receive	3-Month ZAR JIBAR	7.32	11/18/20	1,356,589
Deutsche Bank	ZAR	85,673	Receive	3-Month ZAR JIBAR	7.27	11/19/20	700,300
Deutsche Bank	ZAR	63,800	Receive	3-Month ZAR JIBAR	7.77	11/26/20	192,067
Standard Chartered Bank	ZAR	100,000	Receive	3-Month ZAR JIBAR	7.77	11/26/20	301,045

							$7,647,338

ILS - Israeli Shekel

ZAR - South African Rand

Credit Default Swaps — Sell Protection
						Current
		Notional	Contract			Market		Upfront	Net Unrealized
		Amount*	Annual		Termination	Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)

Argentina	Bank of America	$115,016	5.00	%(1)	6/20/13	4.38%	$2,121,636	$(691,403)	$1,430,233
Argentina	Bank of America	37,961	5.00	(1)	6/20/13	4.38	700,239	(520,492)	179,747
Argentina	Bank of America	18,980	5.00	(1)	6/20/13	4.38	350,118	(267,977)	82,141
Argentina	Bank of America	19,202	5.00	(1)	6/20/13	4.38	354,217	(357,606)	(3,389)
Argentina	Bank of America	19,081	5.00	(1)	6/20/13	4.38	351,971	(367,085)	(15,114)
Argentina	Citigroup Global Markets	8,222	5.00	(1)	6/20/16	5.79	(227,910)	213,331	(14,579)
Argentina	Credit Suisse	19,169	5.00	(1)	6/20/13	4.38	353,600	(115,232)	238,368
Argentina	Credit Suisse	19,361	5.00	(1)	6/20/13	4.38	357,141	(194,591)	162,550
Argentina	Credit Suisse	19,049	5.00	(1)	6/20/13	4.38	351,387	(269,669)	81,718
Argentina	Credit Suisse	18,925	5.00	(1)	6/20/13	4.38	349,099	(267,913)	81,186
Argentina	Credit Suisse	18,548	5.00	(1)	6/20/16	5.79	(514,143)	458,778	(55,365)
Argentina	Credit Suisse	19,320	5.00	(1)	6/20/16	5.79	(535,542)	438,964	(96,578)
Argentina	Deutsche Bank	19,049	5.00	(1)	6/20/13	4.38	351,387	(269,669)	81,718
Argentina	Deutsche Bank	10,128	5.00	(1)	6/20/13	4.38	186,833	(143,305)	43,528
Argentina	Deutsche Bank	19,081	5.00	(1)	6/20/13	4.38	351,971	(367,086)	(15,115)
Iceland	Barclays Bank PLC	5,000	1.70		3/20/18	2.50	(218,884)	—	(218,884)
Iceland	Credit Suisse	5,000	1.70		3/20/18	2.50	(218,884)	—	(218,884)

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
						Current
		Notional	Contract			Market		Upfront	Net Unrealized
		Amount*	Annual		Termination	Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)

Iceland	JPMorgan Chase Bank	$6,600	1.75%		3/20/18	2.50%	$(269,715)	$—	$(269,715)
Iceland	JPMorgan Chase Bank	5,000	2.10		3/20/23	2.49	(146,362)	—	(146,362)
Iceland	JPMorgan Chase Bank	5,000	2.45		3/20/23	2.49	(849)	—	(849)
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	1.06	(7,382)	80,004	72,622
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	1.10	(59,807)	127,183	67,376
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	1.10	(18,164)	40,484	22,320
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	1.01	9,339	364,427	373,766
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	1.06	(15,890)	389,802	373,912
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.10	(42,277)	105,514	63,237
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.10	(25,838)	63,944	38,106
South Africa	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	1.01	4,670	121,297	125,967
South Africa	Credit Suisse	10,000	1.00	(1)	6/20/15	1.01	9,339	357,145	366,484
South Africa	Credit Suisse	5,000	1.00	(1)	6/20/15	1.01	4,669	123,152	127,821
South Africa	Credit Suisse	10,450	1.00	(1)	12/20/15	1.10	(36,785)	204,350	167,565
South Africa	Credit Suisse	16,990	1.00	(1)	12/20/15	1.10	(59,807)	149,476	89,669
South Africa	Credit Suisse	7,740	1.00	(1)	12/20/15	1.10	(27,246)	74,124	46,878
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	1.06	(16,551)	261,875	245,324
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	1.06	(7,282)	118,566	111,284
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	1.06	(7,382)	84,518	77,136
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	1.06	(1,920)	27,992	26,072
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	1.10	(45,779)	114,255	68,476
South Africa	Goldman Sachs, Inc.	17,335	1.00	(1)	12/20/15	1.10	(61,021)	159,857	98,836
South Africa	Goldman Sachs, Inc.	8,020	1.00	(1)	12/20/15	1.10	(28,231)	76,805	48,574
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.01	4,669	184,033	188,702
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.01	4,670	119,441	124,111

							$3,623,304	$627,289	$4,250,593

Credit Default Swaps — Buy Protection
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$(30,836)	$—	$(30,836)
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(120,084)	—	(120,084)
Brazil	Bank of America	18,450	1.00	(1)	6/20/20	609,000	(618,378)	(9,378)
Brazil	Bank of America	11,450	1.00	(1)	6/20/20	377,943	(484,226)	(106,283)
Brazil	Bank of America	51,475	1.00	(1)	12/20/20	1,882,240	(1,849,521)	32,719
Brazil	Bank of America	22,575	1.00	(1)	12/20/20	825,480	(793,406)	32,074
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	272,418	(250,481)	21,937
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	131,641	(110,636)	21,005
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(182,198)	—	(182,198)
Brazil	Barclays Bank PLC	47,170	1.00	(1)	12/20/20	1,724,823	(1,734,379)	(9,556)
Brazil	Citigroup Global Markets	9,440	1.00	(1)	12/20/20	345,185	(321,110)	24,075

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Brazil	Credit Suisse	$20,000	1.00	%(1)	6/20/20	$660,162	$(719,185)	$(59,023)
Brazil	Credit Suisse	14,225	1.00	(1)	6/20/20	469,541	(710,877)	(241,336)
Brazil	Deutsche Bank	10,600	1.00	(1)	12/20/20	387,611	(243,092)	144,519
Brazil	Deutsche Bank	11,580	1.00	(1)	12/20/20	423,436	(439,400)	(15,964)
Brazil	HSBC Bank USA	14,225	1.00	(1)	6/20/20	469,540	(681,217)	(211,677)
Brazil	HSBC Bank USA	9,710	1.00	(1)	12/20/20	355,057	(330,294)	24,763
Brazil	Standard Chartered Bank	9,440	1.00	(1)	12/20/20	345,185	(321,110)	24,075
Brazil	Standard Chartered Bank	2,700	1.00	(1)	12/20/20	98,731	(77,338)	21,393
Egypt	Bank of America	4,550	1.00	(1)	6/20/15	385,877	(233,519)	152,358
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	640,071	(296,457)	343,614
Egypt	Barclays Bank PLC	7,000	1.00	(1)	6/20/15	593,657	(263,112)	330,545
Egypt	Barclays Bank PLC	4,770	1.00	(1)	6/20/15	404,535	(160,934)	243,601
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	817,111	(378,455)	438,656
Egypt	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	424,040	(186,914)	237,126
Egypt	Citigroup Global Markets	3,050	1.00	(1)	12/20/15	294,536	(190,485)	104,051
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	796,032	(461,097)	334,935
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	796,032	(484,351)	311,681
Egypt	Credit Suisse	11,000	1.00	(1)	12/20/15	1,062,260	(643,605)	418,655
Egypt	Credit Suisse	5,050	1.00	(1)	12/20/15	487,674	(315,416)	172,258
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	809,069	(318,395)	490,674
Egypt	Deutsche Bank	9,550	1.00	(1)	6/20/15	809,917	(430,047)	379,870
Egypt	Deutsche Bank	7,000	1.00	(1)	6/20/15	593,657	(275,821)	317,836
Egypt	Deutsche Bank	4,700	1.00	(1)	6/20/15	398,598	(238,032)	160,566
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/15	385,877	(237,997)	147,880
Egypt	Deutsche Bank	2,375	1.00	(1)	6/20/15	201,419	(88,784)	112,635
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	744,479	(352,064)	392,415
Egypt	Deutsche Bank	5,700	1.00	(1)	9/20/15	517,504	(270,080)	247,424
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	379,049	(225,252)	153,797
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	275,705	(162,202)	113,503
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	892,256	(459,552)	432,704
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	804,780	(468,382)	336,398
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	796,032	(463,913)	332,119
Egypt	Goldman Sachs, Inc.	9,700	1.00	(1)	9/20/15	880,664	(429,162)	451,502
Egypt	JPMorgan Chase Bank	4,550	1.00	(1)	6/20/15	385,877	(233,519)	152,358
Greece	Citigroup Global Markets	9,775	1.00	(1)	6/20/15	4,719,659	(1,558,075)	3,161,584
Greece	Credit Suisse	20,000	0.20		6/20/20	8,823,958	—	8,823,958
Greece	Deutsche Bank	5,000	1.00	(1)	6/20/15	2,414,148	(988,965)	1,425,183
Greece	JPMorgan Chase Bank	20,000	0.13		9/20/17	8,343,024	—	8,343,024
Guatemala	Citigroup Global Markets	18,256	1.00	(1)	9/20/20	1,223,447	(1,316,663)	(93,216)
Italy	Credit Suisse	18,200	0.20		12/20/16	1,160,254	—	1,160,254
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	314,047	(235,446)	78,601
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	542,292	(367,929)	174,363
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	396,602	(273,898)	122,704
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	396,602	(313,267)	83,335
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	498,501	(409,675)	88,826

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Lebanon	Citigroup Global Markets	$4,600	3.30%		9/20/14	$(31,208)	$—	$(31,208)
Lebanon	Citigroup Global Markets	5,500	1.00	(1)	12/20/14	411,252	(312,973)	98,279
Lebanon	Citigroup Global Markets	4,500	1.00	(1)	12/20/14	336,479	(247,196)	89,283
Lebanon	Citigroup Global Markets	4,300	1.00	(1)	12/20/14	321,525	(241,052)	80,473
Lebanon	Citigroup Global Markets	2,800	1.00	(1)	3/20/15	226,630	(136,973)	89,657
Lebanon	Citigroup Global Markets	15,000	1.00	(1)	9/20/15	1,402,682	(1,219,519)	183,163
Lebanon	Citigroup Global Markets	6,000	1.00	(1)	9/20/15	561,073	(525,233)	35,840
Lebanon	Credit Suisse	8,800	1.00	(1)	3/20/15	712,264	(482,976)	229,288
Lebanon	Credit Suisse	4,600	1.00	(1)	3/20/15	372,320	(253,934)	118,386
Lebanon	Credit Suisse	9,900	1.00	(1)	6/20/15	862,301	(541,647)	320,654
Lebanon	Credit Suisse	5,000	1.00	(1)	9/20/15	467,560	(407,238)	60,322
Lebanon	Credit Suisse	22,710	1.00	(1)	12/20/15	2,264,190	(1,882,741)	381,449
Lebanon	Credit Suisse	8,300	1.00	(1)	12/20/15	827,519	(656,457)	171,062
Lebanon	Credit Suisse	5,000	1.00	(1)	12/20/15	498,501	(404,823)	93,678
Lebanon	Credit Suisse	4,450	1.00	(1)	12/20/15	443,670	(351,174)	92,496
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	493,729	(310,855)	182,874
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	426,796	(268,086)	158,710
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	435,506	(277,149)	158,357
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	626,531	(485,796)	140,735
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	686,934	(565,867)	121,067
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	498,501	(414,518)	83,983
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	307,575	(254,411)	53,164
Lebanon	Goldman Sachs, Inc.	3,600	1.00	(1)	9/20/15	336,644	(293,212)	43,432
Malaysia	Bank of America	3,900	0.83		12/20/14	(44,188)	—	(44,188)
Malaysia	Barclays Bank PLC	7,400	2.40		3/20/14	(435,892)	—	(435,892)
Malaysia	Barclays Bank PLC	7,800	0.82		12/20/14	(85,503)	—	(85,503)
Malaysia	Citigroup Global Markets	7,300	2.45		3/20/14	(440,893)	—	(440,893)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	23,782	(180,437)	(156,655)
Philippines	Bank of America	3,500	1.00	(1)	12/20/15	19,762	(70,459)	(50,697)
Philippines	Barclays Bank PLC	8,200	1.70		12/20/14	(248,805)	—	(248,805)
Philippines	Barclays Bank PLC	8,000	1.84		12/20/14	(283,964)	—	(283,964)
Philippines	Barclays Bank PLC	8,700	1.85		12/20/14	(312,016)	—	(312,016)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(23,786)	(206,359)	(230,145)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(6,229)	(240,477)	(246,706)
Philippines	Citigroup Global Markets	5,000	1.88		6/20/11	(22,276)	—	(22,276)
Philippines	Citigroup Global Markets	3,800	1.84		12/20/14	(134,883)	—	(134,883)
Philippines	Citigroup Global Markets	8,700	1.86		12/20/14	(315,221)	—	(315,221)
Philippines	Citigroup Global Markets	10,000	1.00	(1)	6/20/15	(6,229)	(260,952)	(267,181)
Philippines	Credit Suisse	5,000	1.88		6/20/11	(22,276)	—	(22,276)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(25,398)	(239,366)	(264,764)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(6,229)	(233,417)	(239,646)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	24,293	(230,910)	(206,617)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	25,571	(238,130)	(212,559)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	3/20/15	(26,049)	(262,312)	(288,361)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	6/20/15	(6,229)	(236,290)	(242,519)

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Philippines	Goldman Sachs, Inc.	$7,200	1.00	%(1)	9/20/15	$18,411	$(134,115)	$(115,704)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(6,229)	(233,417)	(239,646)
Philippines	HSBC Bank USA	5,000	1.00	(1)	9/20/15	12,785	(97,009)	(84,224)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	11,252	(100,073)	(88,821)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	25,571	(262,633)	(237,062)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	25,571	(278,083)	(252,512)
Philippines	JPMorgan Chase Bank	5,000	1.88		6/20/11	(22,276)	—	(22,276)
Philippines	JPMorgan Chase Bank	8,200	1.69		12/20/14	(245,785)	—	(245,785)
Philippines	JPMorgan Chase Bank	9,131	1.00	(1)	3/20/15	(23,786)	(206,359)	(230,145)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(6,228)	(253,703)	(259,931)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	25,571	(258,568)	(232,997)
Philippines	Standard Chartered Bank	5,500	1.00	(1)	12/20/15	31,054	(110,721)	(79,667)
Russia	Bank of America	5,500	1.00	(1)	6/20/15	17,881	(106,123)	(88,242)
Russia	Bank of America	8,460	1.00	(1)	6/20/15	27,504	(386,222)	(358,718)
Russia	Bank of America	14,540	1.00	(1)	12/20/20	696,424	(928,011)	(231,587)
Russia	Barclays Bank PLC	8,510	1.00	(1)	12/20/20	407,604	(536,779)	(129,175)
Russia	Citigroup Global Markets	9,200	1.00	(1)	6/20/15	29,910	(118,199)	(88,289)
Russia	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	16,256	(228,264)	(212,008)
Russia	Credit Suisse	9,000	1.00	(1)	3/20/15	14,608	(100,165)	(85,557)
Russia	Credit Suisse	9,000	1.00	(1)	6/20/15	29,260	(109,307)	(80,047)
Russia	Deutsche Bank	9,300	1.00	(1)	6/20/15	30,235	(112,951)	(82,716)
Russia	Deutsche Bank	11,475	1.00	(1)	9/20/20	528,895	(751,286)	(222,391)
Russia	Deutsche Bank	8,200	1.00	(1)	12/20/20	392,756	(523,362)	(130,606)
Russia	Goldman Sachs, Inc.	9,000	1.00	(1)	6/20/15	29,260	(410,875)	(381,615)
Russia	Goldman Sachs, Inc.	12,425	1.00	(1)	9/20/20	572,682	(822,221)	(249,539)
Russia	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	32,511	(334,551)	(302,040)
Serbia	HSBC Bank USA	7,000	1.30		5/20/11	(36,510)	—	(36,510)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	209,457	(252,517)	(43,060)
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	214,443	(229,217)	(14,774)
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	681,726	(631,021)	50,705
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	207,045	(210,212)	(3,167)
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	209,457	(291,900)	(82,443)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	175,041	(177,598)	(2,557)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	175,041	(202,270)	(27,229)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	175,040	(289,353)	(114,313)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	367,541	(830,371)	(462,830)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	461,582	(881,072)	(419,490)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	481,902	(444,405)	37,497
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	294,518	(287,874)	6,644
South Africa	Citigroup Global Markets	3,910	1.00	(1)	12/20/19	129,996	(205,971)	(75,975)
South Africa	Citigroup Global Markets	4,600	1.00	(1)	3/20/20	161,038	(263,195)	(102,157)
South Africa	Citigroup Global Markets	5,300	1.00	(1)	3/20/20	185,543	(293,809)	(108,266)
South Africa	Citigroup Global Markets	5,000	1.00	(1)	6/20/20	183,770	(302,001)	(118,231)
South Africa	Credit Suisse	5,100	1.00	(1)	3/20/20	178,541	(198,659)	(20,118)
South Africa	Credit Suisse	4,600	1.00	(1)	3/20/20	161,037	(217,988)	(56,951)

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

South Africa	Credit Suisse	$5,000	1.00	%(1)	6/20/20	$183,771	$(305,410)	$(121,639)
South Africa	Credit Suisse	10,000	1.00	(1)	6/20/20	367,541	(810,547)	(443,006)
South Africa	Credit Suisse	16,990	1.00	(1)	12/20/20	681,726	(670,909)	10,817
South Africa	Credit Suisse	7,740	1.00	(1)	12/20/20	310,569	(321,186)	(10,617)
South Africa	Credit Suisse	10,450	1.00	(1)	12/20/20	419,297	(532,971)	(113,674)
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	214,443	(227,145)	(12,702)
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	55,774	(71,821)	(16,047)
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	211,558	(272,166)	(60,608)
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	480,814	(667,559)	(186,745)
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	521,827	(501,516)	20,311
South Africa	Goldman Sachs, Inc.	17,335	1.00	(1)	12/20/20	695,569	(681,996)	13,573
South Africa	Goldman Sachs, Inc.	8,020	1.00	(1)	12/20/20	321,804	(320,639)	1,165
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	172,885	(285,641)	(112,756)
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	152,605	(302,594)	(149,989)
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	178,542	(195,166)	(16,624)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	175,041	(198,185)	(23,144)
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	182,043	(284,834)	(102,791)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	183,770	(295,169)	(111,399)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	183,771	(418,482)	(234,711)
Spain	Bank of America	15,000	1.00	(1)	6/20/20	1,430,642	(329,186)	1,101,456
Spain	Bank of America	7,500	1.00	(1)	9/20/20	728,679	(542,418)	186,261
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	1,066,506	(121,662)	944,844
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	953,761	(777,804)	175,957
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	720,129	(679,279)	40,850
Spain	Barclays Bank PLC	5,200	1.00	(1)	12/20/20	514,172	(510,324)	3,848
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	464,732	(462,938)	1,794
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	4,383,311	(4,432,391)	(49,080)
Spain	Citigroup Global Markets	11,400	1.00	(1)	3/20/20	1,066,505	(277,804)	788,701
Spain	Citigroup Global Markets	11,800	1.00	(1)	3/20/20	1,103,927	(592,166)	511,761
Spain	Citigroup Global Markets	5,000	1.00	(1)	9/20/20	485,785	(265,719)	220,066
Spain	Deutsche Bank	11,400	1.00	(1)	3/20/20	1,066,505	(262,328)	804,177
Spain	Deutsche Bank	11,800	1.00	(1)	3/20/20	1,103,927	(592,166)	511,761
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	953,761	(488,007)	465,754
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	1,330,497	(903,228)	427,269
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	1,268,137	(1,099,722)	168,415
Spain	Deutsche Bank	43,055	1.00	(1)	12/20/20	4,257,240	(4,304,909)	(47,669)
Spain	Goldman Sachs, Inc.	5,000	1.00	(1)	6/20/20	476,881	(392,053)	84,828
Spain	Goldman Sachs, Inc.	8,543	1.00	(1)	9/20/20	830,013	(799,618)	30,395
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	485,785	(258,734)	227,051
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	1,457,356	(1,537,723)	(80,367)
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	508	(24,640)	(24,132)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	209,282	—	209,282
Thailand	Citigroup Global Markets	7,700	0.86		12/20/14	6,349	—	6,349
Thailand	Citigroup Global Markets	3,700	0.95		9/20/19	108,636	—	108,636
Thailand	Credit Suisse	5,000	1.00	(1)	9/20/15	635	(43,065)	(42,430)

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Thailand	Deutsche Bank	$10,000	1.00	%(1)	3/20/15	$(30,549)	$(64,430)	$(94,979)
Thailand	Goldman Sachs, Inc.	4,700	1.00	(1)	9/20/15	597	(26,977)	(26,380)
Thailand	Goldman Sachs, Inc.	9,000	1.00	(1)	9/20/15	1,144	(51,707)	(50,563)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	1,271	(57,452)	(56,181)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	1,791	—	1,791
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	636	(28,699)	(28,063)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	635	(41,032)	(40,397)
Turkey	Credit Suisse	5,000	2.87		7/20/11	(68,425)	—	(68,425)
Uruguay	Citigroup Global Markets	4,600	1.00	(1)	6/20/20	352,108	(320,890)	31,218
Uruguay	Deutsche Bank	9,200	1.00	(1)	6/20/20	704,215	(626,742)	77,473
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank	4,350	1.00	(1)	3/20/15	1,146,152	(188,122)	958,030
Banco de Sabadell, S.A.	JPMorgan Chase Bank	4,350	3.00	(1)	3/20/15	246,663	(22,130)	224,533
Citibank Corp.	Bank of America	16,801	1.00	(1)	9/20/20	524,747	(998,413)	(473,666)
Citibank Corp.	JPMorgan Chase Bank	18,407	1.00	(1)	9/20/20	574,908	(1,157,777)	(582,869)
Erste Group Bank AG	Barclays Bank PLC	4,350	1.00	(1)	3/20/15	151,746	(240,067)	(88,321)
ING Verzekeringen N.V.	JPMorgan Chase Bank	4,350	1.00	(1)	3/20/15	199,635	(107,983)	91,652
OAO Gazprom	Bank of America	9,300	1.00	(1)	6/20/20	751,311	(1,171,694)	(420,383)
OAO Gazprom	Bank of America	10,000	1.00	(1)	6/20/20	807,861	(1,317,630)	(509,769)
OAO Gazprom	Barclays Bank PLC	9,350	1.00	(1)	6/20/15	244,803	(513,144)	(268,341)
OAO Gazprom	Deutsche Bank	9,350	1.00	(1)	6/20/15	244,803	(516,420)	(271,617)
OAO Gazprom	Deutsche Bank	9,200	1.00	(1)	9/20/20	764,981	(1,034,032)	(269,051)
OAO Gazprom	Deutsche Bank	9,100	1.00	(1)	9/20/20	756,666	(1,055,341)	(298,675)
OAO Gazprom	Goldman Sachs, Inc.	9,200	1.00	(1)	9/20/20	764,981	(1,040,155)	(275,174)
OAO Gazprom	Goldman Sachs, Inc.	8,900	1.00	(1)	9/20/20	740,036	(1,056,725)	(316,689)
Rabobank Nederland N.V.	JPMorgan Chase Bank	4,350	1.00	(1)	3/20/15	(24,482)	(3,151)	(27,633)
Raiffeisen Zentralbank	Barclays Bank PLC	4,350	1.00	(1)	3/20/15	206,882	(324,094)	(117,212)
iTraxx Europe Senior Subordinated Financials 5-Year Index	Bank of America	EUR 42,420	1.00	(1)	6/20/16	792,419	(1,263,170)	(470,751)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR 11,438	1.00	(1)	6/20/16	938,746	(902,513)	36,233
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR 73,990	1.00	(1)	6/20/16	6,073,600	(7,597,008)	(1,523,408)

						$120,915,230	$(98,750,802)	$22,164,428

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $605,332,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps
	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate
	(Currency	(Currency				Net
	Received)	Delivered)			Termination	Unrealized
Counterparty	(000’s omitted)	(000’s omitted)	Floating Rate	Fixed Rate	Date	Depreciation

Bank of America	TRY 17,118	$11,435	3-Month USD-LIBOR-BBA	8.28%	8/11/20	$(414,835)
Barclays Bank PLC	TRY 60,000	40,080	3-Month USD-LIBOR-BBA	8.25	8/11/20	(1,369,936)
Barclays Bank PLC	TRY 25,350	16,650	3-Month USD-LIBOR-BBA	8.32	8/16/20	(925,795)
Citigroup Global Markets	TRY 25,000	16,700	3-Month USD-LIBOR-BBA	8.20	8/11/20	(512,429)
Citigroup Global Markets	TRY 3,909	2,449	3-Month USD-LIBOR-BBA	8.23	2/25/21	(114,975)
Deutsche Bank	TRY 22,254	14,861	3-Month USD-LIBOR-BBA	8.26	8/11/20	(523,466)
Deutsche Bank	TRY 14,321	8,996	3-Month USD-LIBOR-BBA	8.20	2/24/21	(428,939)
Goldman Sachs, Inc.	TRY 34,237	22,802	3-Month USD-LIBOR-BBA	8.31	8/11/20	(938,234)
JPMorgan Chase Bank	TRY 27,000	18,012	3-Month USD-LIBOR-BBA	8.29	8/11/20	(690,988)
JPMorgan Chase Bank	TRY 20,000	13,333	3-Month USD-LIBOR-BBA	8.36	8/11/20	(586,127)

						$(6,505,724)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-related investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Risk: The Portfolio enters into equity index options to enhance return.

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, options on futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $159,955,815. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $94,734,288 at April 30, 2011.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $118,050,520, with the highest amount from any one counterparty being $23,424,744. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $106,667,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2011 was as follows:

	Fair Value
			Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity	Exchange	Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$3,483,171	$1,826,860	$—	$140,800
Net unrealized appreciation*	—	—	—	303,310	3,443,439
Receivable for open and closed forward foreign currency exchange contracts	—	—	57,260,422	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	130,406,847	—	—	7,781,411	—

Total Asset Derivatives	$130,406,847	$3,483,171	$59,087,282	$8,084,721	$3,584,239

Net unrealized appreciation*	$—	$—	$—	$(27,514,890)	$(6,023,007)
Payable for open forward commodity contracts	—	—	—	—	(17,509,944)
Payable for open and closed forward foreign currency exchange contracts	—	—	(220,898,073)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(5,868,313)	—	—	(6,639,797)	—

Total Liability Derivatives	$(5,868,313)	$—	$(220,898,073)	$(34,154,687)	$(23,532,951)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2011 was as follows:

			Foreign
Consolidated Statement of Operations Caption	Credit	Equity	Exchange	Interest Rate	Commodity

Net realized gain (loss) —
Financial futures contracts	$—	$—	$—	$10,130,086	$—
Swap contracts	(13,213,797)	—	—	(1,335,894)	—
Forward commodity contracts	—	—	—	—	(225,030)
Foreign currency and forward foreign currency exchange contract transactions	—	—	(84,890,001)	—	—

Total	$(13,213,797)	$—	$(84,890,001)	$8,794,192	$(225,030)

Change in unrealized appreciation (depreciation) —
Investments	$—	$(11,585,406)	$(3,568,305)	$—	$(971,200)
Financial futures contracts	—	—	—	(23,262,749)	(2,579,568)
Swap contracts	23,296,147	—	—	14,696,088	—
Forward commodity contracts	—	—	—	—	(17,509,944)
Foreign currency and forward foreign currency exchange contracts	—	—	(66,938,593)	—	—

Total	$23,296,147	$(11,585,406)	$(70,506,898)	$(8,566,661)	$(21,060,712)

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2011, which are indicative of the volume of these derivative types, were approximately $998,449,000, $34,352,000, $6,752,546,000 and $2,712,745,000, respectively.

The average principal amount of purchased currency options contracts and the average number of purchased index options contracts and purchased commodity options contracts outstanding during the six months ended April 30, 2011, which are indicative of the volume of these derivative types, was approximately $267,540,000, 1,699,066 contracts and 160 contracts, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

7 Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$1,714,253,187	$—	$1,714,253,187
Foreign Corporate Bonds & Notes	—	4,183,638	—	4,183,638
Corporate Bonds & Notes	—	650,657	—	650,657
Collateralized Mortgage Obligations	—	121,629,502	—	121,629,502
Commercial Mortgage-Backed Securities	—	38,527,147	—	38,527,147
Mortgage Pass-Throughs	—	1,052,350,485	—	1,052,350,485
U.S. Government Agency Obligations	—	380,892,320	—	380,892,320
U.S. Treasury Obligations	—	458,048,234	—	458,048,234
Common Stocks	—	122,325	—	122,325
Precious Metals	298,668,630	—	—	298,668,630
Currency Options Purchased	—	1,826,860	—	1,826,860
Put Options Purchased	140,800	3,483,171	—	3,623,971
Short-Term Investments —
Foreign Government Securities	—	4,797,032,914	—	4,797,032,914
U.S. Treasury Obligations	—	10,119,351	—	10,119,351
Repurchase Agreements	—	204,010,566	—	204,010,566
Other Securities	—	30,685,191	—	30,685,191

Total Investments	$298,809,430	$8,817,815,548	$—	$9,116,624,978

Forward Foreign Currency Exchange Contracts	$—	$57,260,422	$—	$57,260,422
Swap Contracts	—	138,188,258	—	138,188,258
Futures Contracts	3,746,749	—	—	3,746,749

Total	$302,556,179	$9,013,264,228	$—	$9,315,820,407

Liability Description

Securities Sold Short	$—	$(119,483,455)	$—	$(119,483,455)
Forward Commodity Contracts		(17,509,944)	—	(17,509,944)
Forward Foreign Currency Exchange Contracts	—	(220,898,073)	—	(220,898,073)
Swap Contracts	—	(12,508,110)	—	(12,508,110)
Futures Contracts	(33,537,897)	—	—	(33,537,897)

Total	$(33,537,897)	$(370,399,582)	$—	$(403,937,479)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Global Macro Portfolio

April 30, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of April 30, 2011, and the related consolidated statement of operations for the six month period then ended, the consolidated statements of changes in net assets for the six month period then ended and the year ended October 31, 2010, and the consolidated supplementary data for the six month period then ended and each of the four years in the period ended October 31, 2010. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits. The supplementary data for the year ended October 31, 2006, was audited by other auditors. Those auditors expressed an unqualified opinion on the supplementary data in their report dated December 27, 2006.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio and subsidiary as of April 30, 2011, the results of their operations for the six month period then ended, the changes in their net assets for the six month period then ended and the year ended October 31, 2010, and the supplementary data for the six month period then ended and each of the four years in the period ended October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 22, 2011

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Global Macro Absolute Return Fund (formerly Eaton Vance Global Macro Fund) (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and to the Portfolio by BMR.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted EVM’s and BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of EVM and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund and the Portfolio (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary for the primary purpose of investing in commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by EVM and BMR, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and at the Portfolio level. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Global Macro Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Global Macro Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041-6/11	GMSRC

Eaton Vance Global Macro Absolute Return Advantage Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Global Macro Absolute Return Advantage Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	45
Officers and Trustees	47
Important Notices	48

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2011
Portfolio Managers Mark S. Venezia, CFA; John R. Baur; Michael A. Cirami, CFA; Eric Stein, CFA
Performance1

	Class A	Class C	Class I	Class R
Symbol	EGRAX	EGRCX	EGRIX	EGRRX
Inception Date	8/31/10	8/31/10	8/31/10	12/1/10

% Average Annual Total Returns at net asset value (NAV)

Six Months	1.87	1.47	1.96	N.A.
Since Inception	2.48	2.08	2.68	1.46

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-2.96	0.47	1.96	N.A.
Since Inception	-2.40	1.08	2.68	1.46

% Maximum Sales Charge	Class A	Class C	Class I	Class R

	4.75	1.00	None	None

% Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I	Class R

Gross	2.93	3.63	2.63	3.13
Net	1.55	2.25	1.25	1.75

Comparative Performance[3]				% Return

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

Six Months				0.09
Since Inception (8/31/10)				0.12

Lipper Absolute Return Funds Average*

Six Months				3.80
Since Inception (8/31/10)				7.18
* Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2011
Fund Profile4

Asset Allocation (% of net assets; excluding derivatives)

Foreign Currency Positions5 (% of net assets)

Malaysia	15.9	Turkey	4.8
China	12.9	Chile	4.3
Sweden	10.0	Platinum	3.9
Serbia	9.4	Philippines	3.8
Kazakhstan	8.1	Singapore	2.7
Indonesia	8.0	Colombia	2.2
Mexico	7.5	Hungary	2.0
South Korea	7.1	Taiwan	1.0
Czech Republic	7.0	Brazil	0.0
Israel	6.9	Japan	-1.4
Hong Kong	6.0	New Zealand	-2.0
Romania	6.0	Gold	-2.1
Poland	5.1	South Africa	-4.9
Norway	5.1	Euro	-55.2
India	4.9
See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total returns shown at maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/13. Without this expense reimbursement performance would have been lower.

3.	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	The Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund and also may invest directly. References to investments are to the aggregate Portfolio and Fund (if any) holdings. Fund Profile is subject to change due to active management.

5.	Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

4

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

Fund Expenses

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual*
Class A	$1,000.00	$1,018.70	$7.96	1.59%
Class C	$1,000.00	$1,014.70	$11.39	2.28%
Class I	$1,000.00	$1,019.60	$6.46	1.29%
Class R	$1,000.00	$1,014.60	$7.54	1.81%

*	Class R had not commenced operations on November 1, 2010. Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period); 151/365 for Class R (to reflect the period from commencement of operations on December 1, 2010 to April 30, 2011). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010 (December 1, 2010 for Class R). The Example reflects the expenses of both the Fund and the Portfolio.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,016.90	$7.95	1.59%
Class C	$1,000.00	$1,013.50	$11.38	2.28%
Class I	$1,000.00	$1,018.40	$6.46	1.29%
Class R	$1,000.00	$1,015.80	$9.05	1.81%

**	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010 (December 1, 2010 for Class R). The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost, $660,379,537)	$673,451,328
Receivable for Fund shares sold	12,774,147

Total assets	$686,225,475

Liabilities

Payable for Fund shares redeemed	$2,877,855
Payable to affiliates:
Distribution and service fees	123,461
Trustees’ fees	42
Accrued expenses	78,580

Total liabilities	$3,079,938

Net Assets	$683,145,537

Sources of Net Assets

Paid-in capital	$672,225,103
Accumulated net realized loss from Portfolio	(5,205,551)
Accumulated undistributed net investment income	3,054,194
Net unrealized appreciation from Portfolio	13,071,791

Total	$683,145,537

Class A Shares

Net Assets	$246,821,033
Shares Outstanding	24,120,366
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.23
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.74

Class C Shares

Net Assets	$85,333,689
Shares Outstanding	8,370,005
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.20

Class I Shares

Net Assets	$350,648,705
Shares Outstanding	34,193,642
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.25

Class R Shares

Net Assets	$342,110
Shares Outstanding	33,446
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.23

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest allocated from Portfolio (net of foreign taxes, $724,023)	$6,086,826
Expenses allocated from Portfolio	(2,394,925)

Total investment income from Portfolio	$3,691,901

Expenses

Distribution and service fees
Class A	$238,597
Class C	266,381
Class R	252
Trustees’ fees and expenses	250
Custodian fee	16,363
Transfer and dividend disbursing agent fees	145,340
Legal and accounting services	3,291
Printing and postage	38,705
Registration fees	93,761
Miscellaneous	8,016

Total expenses	$810,956

Net investment income	$2,880,945

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions (including $392,510 from precious metals)	$486,410
Financial futures contracts	(136,319)
Swap contracts	(562,261)
Foreign currency and forward foreign currency exchange contract transactions	(4,663,689)

Net realized loss	$(4,875,859)

Change in unrealized appreciation (depreciation) —
Investments (including net increase of $1,309,370 from precious metals)	$20,162,069
Securities sold short	(1,554,370)
Financial futures contracts	(757,969)
Swap contracts	(374,237)
Forward commodity contracts	(1,218,049)
Foreign currency and forward foreign currency exchange contracts	(3,252,245)

Net change in unrealized appreciation (depreciation)	$13,005,199

Net realized and unrealized gain	$8,129,340

Net increase in net assets from operations	$11,010,285

See Notes to Financial Statements.
7

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Period Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010(1)

From operations —
Net investment income	$2,880,945	$123,134
Net realized loss from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(4,875,859)	(92,651)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	13,005,199	66,592

Net increase in net assets from operations	$11,010,285	$97,075

Distributions to shareholders —
From net realized gain
Class A	$(225,570)	$—
Class C	(73,599)	—
Class I	(260,981)	—
Class R	(132)	—

Total distributions to shareholders	$(560,282)	$—

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$235,325,686	$36,236,698
Class C	78,857,968	8,825,064
Class I	384,166,272	76,244,437
Class R	338,018	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	201,497	—
Class C	51,842	—
Class I	156,721	—
Class R	131	—
Cost of shares redeemed
Class A	(28,574,241)	(18,907)
Class C	(3,386,317)	(65,000)
Class I	(95,366,572)	(20,394,296)
Class R	(542)	—

Net increase in net assets from Fund share transactions	$571,770,463	$100,827,996

Net increase in net assets	$582,220,466	$100,925,071

Net Assets

At beginning of period	$100,925,071	$—

At end of period	$683,145,537	$100,925,071

Accumulated undistributed net investment income included in net assets

At end of period	$3,054,194	$173,249

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

See Notes to Financial Statements.
8

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended
	April 30, 2011		Period Ended
	(Unaudited)		October 31, 2010(1)

Net asset value — Beginning of period	$10.060		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.065		$0.028
Net realized and unrealized gain	0.123		0.032

Total income from operations	$0.188		$0.060

Less Distributions

From net realized gain	$(0.018)		$—

Total distributions	$(0.018)		$—

Net asset value — End of period	$10.230		$10.060

Total Return(3)	1.87	%(4)	0.60	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$246,821		$36,143
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.59	%(7)(8)	1.55	%(7)(9)
Net investment income	1.31	%(7)	1.69	%(7)
Portfolio Turnover of the Portfolio	70	%(4)	7	%(4)

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Includes interest expense on securities sold short of 0.07%.
(9)	The investment adviser and administrator reimbursed certain operating expenses (equal to 1.38% of average daily net assets for the period from the start of business, August 31, 2010, to October 31, 2010). Absent this reimbursement, total return would be lower.

See Notes to Financial Statements.
9

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended
	April 30, 2011		Period Ended
	(Unaudited)		October 31, 2010(1)

Net asset value — Beginning of period	$10.060		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.031		$0.015
Net realized and unrealized gain	0.127		0.045

Total income from operations	$0.158		$0.060

Less Distributions

From net realized gain	$(0.018)		$—

Total distributions	$(0.018)		$—

Net asset value — End of period	$10.200		$10.060

Total Return(3)	1.47	%(4)	0.60	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$85,334		$8,747
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.28	%(7)(8)	2.25	%(7)(9)
Net investment income	0.62	%(7)	0.89	%(7)
Portfolio Turnover of the Portfolio	70	%(4)	7	%(4)

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Includes interest expense on securities sold short of 0.07%.
(9)	The investment adviser and administrator reimbursed certain operating expenses (equal to 1.38% of average daily net assets for the period from the start of business, August 31, 2010, to October 31, 2010). Absent this reimbursement, total return would be lower.

See Notes to Financial Statements.
10

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	April 30, 2011		Period Ended
	(Unaudited)		October 31, 2010(1)

Net asset value — Beginning of period	$10.070		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.082		$0.025
Net realized and unrealized gain	0.116		0.045

Total income from operations	$0.198		$0.070

Less Distributions

From net realized gain	$(0.018)		$—

Total distributions	$(0.018)		$—

Net asset value — End of period	$10.250		$10.070

Total Return(3)	1.96	%(4)	0.70	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$350,649		$56,036
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.29	%(7)(8)	1.25	%(7)(9)
Net investment income	1.63	%(7)	1.50	%(7)
Portfolio Turnover of the Portfolio	70	%(4)	7	%(4)

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Includes interest expense on securities sold short of 0.07%.
(9)	The investment adviser and administrator reimbursed certain operating expenses (equal to 1.38% of average daily net assets for the period from the start of business, August 31, 2010, to October 31, 2010). Absent this reimbursement, total return would be lower.

See Notes to Financial Statements.
11

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

Financial Highlights — continued

	Class R

	Period Ended
	April 30, 2011
	(Unaudited)(1)

Net asset value — Beginning of period	$10.100

Income (Loss) From Operations

Net investment income(2)	$0.058
Net realized and unrealized gain	0.090

Total income from operations	$0.148

Less Distributions

From net realized gain	$(0.018)

Total distributions	$(0.018)

Net asset value — End of period	$10.230

Total Return(3)	1.46	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$342
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.81	%(7)(8)
Net investment income	1.40	%(7)
Portfolio Turnover of the Portfolio	70	%(4)(9)

(1)	For the period from commencement of operations on December 1, 2010 to April 30, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Includes interest expense on securities sold short of 0.07%.
(9)	For the Portfolio’s six months ended April 30, 2011.

See Notes to Financial Statements.
12

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (79.0% at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from August 31, 2010 to October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the

13

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million, and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2011, the Fund incurred no adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund’s operating expenses (relating to ordinary operating expenses only) to the extent that they exceed 1.55%, 2.25%, 1.25% and 1.75% annually of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after February 28, 2013. Pursuant to this agreement, EVM was allocated no operating expenses for the six months ended April 30, 2011.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $5,792 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $74,717 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $238,597 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $199,786 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $126 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $66,595 and $126 for Class C and Class R shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $6,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

14

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $584,834,879 and $9,904,049, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Period Ended
Class A	(Unaudited)	October 31, 2010(1)

Sales	23,340,006	3,593,554
Issued to shareholders electing to receive payments of distributions in Fund shares	20,049	—
Redemptions	(2,831,370)	(1,873)

Net increase	20,528,685	3,591,681

	Six Months Ended
	April 30, 2011	Period Ended
Class C	(Unaudited)	October 31, 2010(1)

Sales	7,832,025	875,926
Issued to shareholders electing to receive payments of distributions in Fund shares	5,168	—
Redemptions	(336,672)	(6,442)

Net increase	7,500,521	869,484

	Six Months Ended
	April 30, 2011	Period Ended
Class I	(Unaudited)	October 31, 2010(1)

Sales	38,044,115	7,585,243
Issued to shareholders electing to receive payments of distributions in Fund shares	15,578	—
Redemptions	(9,431,982)	(2,019,312)

Net increase	28,627,711	5,565,931

	Six Months Ended
	April 30, 2011(2)
Class R	(Unaudited)

Sales	33,486
Issued to shareholders electing to receive payments of distributions in Fund shares	13
Redemptions	(53)

Net increase	33,446

(1)	For the period from the start of business on August 31, 2010 to October 31, 2010.
(2)	For the period from commencement of operations on December 1, 2010 to April 30, 2011.

15

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Consolidated Portfolio of Investments (unaudited)

Foreign Government Bonds — 21.2%

		Principal
Security		Amount	Value

Chile — 3.6%

Government of Chile, 3.00%, 1/1/15(1)	CLP	3,689,984,300	$8,146,815
Government of Chile, 6.00%, 1/1/18	CLP	5,445,000,000	11,695,206
Government of Chile, 6.00%, 3/1/18	CLP	4,975,000,000	10,688,822

Total Chile			$30,530,843

Colombia — 2.4%

Titulos De Tesoreria B, 9.25%, 8/15/12	COP	2,270,700,000	$1,357,059
Titulos De Tesoreria B, 11.00%, 5/18/11	COP	33,659,000,000	19,145,837

Total Colombia			$20,502,896

Georgia — 0.4%

Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	3,100,000	$3,100,000

Total Georgia			$3,100,000

Philippines — 1.1%

Philippine Government International Bond, 6.25%, 1/14/36	PHP	417,000,000	$9,424,074

Total Philippines			$9,424,074

Serbia — 6.3%

Serbia Treasury Bill, 0.00%, 9/6/12	RSD	2,967,000	$37,665,877
Serbia Treasury Bill, 0.00%, 2/21/13	RSD	1,315,000	15,816,192

Total Serbia			$53,482,069

South Africa — 2.2%

Republic of South Africa, 2.50%, 1/31/17(1)	ZAR	33,603,884	$5,327,718
Republic of South Africa, 2.60%, 3/31/28(1)	ZAR	27,431,282	4,126,601
Republic of South Africa, 2.75%, 1/31/22(1)	ZAR	56,576,829	8,679,997
Republic of South Africa, 5.50%, 12/7/23(1)	ZAR	4,982,444	992,542

Total South Africa			$19,126,858

Sri Lanka — 0.1%

Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	1,040,000	$1,049,152

Total Sri Lanka			$1,049,152

Turkey — 2.8%

Turkey Government Bond, 3.00%, 1/6/21(1)	TRY	23,690,500	$15,879,332
Turkey Government Bond, 4.00%, 4/1/20(1)	TRY	11,302,234	8,217,713

Total Turkey			$24,097,045

Venezuela — 2.3%

Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	28,233,000	$16,163,393
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	4,816,900	3,282,717

Total Venezuela			$19,446,110

Total Foreign Government Bonds
(identified cost $169,993,894)			$180,759,047

Precious Metals — 3.9%

Description		Troy Ounces	Value

Platinum(4)		17,693	$33,112,502

Total Precious Metals
(identified cost $31,063,099)			$33,112,502

Put Options Purchased — 0.1%

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value

KOSPI 200 Index	27,745,000	KRW	205	10/13/11	$14,443
KOSPI 200 Index	78,814,000	KRW	235	2/9/12	271,996
KOSPI 200 Index	27,745,000	KRW	200	10/11/12	89,191
KOSPI 200 Index	66,800,000	KRW	200	12/13/12	243,517
Light Sweet Crude Oil Future 12/11	6	USD	80	11/15/11	5,280

Total Put Options Purchased
(identified cost $1,916,045)					$624,427

Short-Term Investments — 69.0%

Foreign Government Securities — 60.3%

		Principal
		Amount
Security		(000’s omitted)	Value

Brazil — 1.2%

Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	16,400	$10,217,527

Total Brazil			$10,217,527

See Notes to Consolidated Financial Statements.
16

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Consolidated Portfolio of Investments (unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Colombia — 0.1%

Titulos De Tesoreria B, 0.00%, 4/26/12	COP	2,121,400	$1,144,130

Total Colombia			$1,144,130

Croatia — 1.5%

Croatia Treasury Bill, 0.00%, 9/8/11	EUR	8,707	$12,785,001

Total Croatia			$12,785,001

Georgia — 0.8%

Bank of Georgia Promissory Note, 7.00%, 2/22/12	USD	1,500	$1,500,000
Bank of Georgia Promissory Note, 7.00%, 3/9/12	USD	1,800	1,800,000
Bank of Georgia Promissory Note, 7.00%, 4/9/12	USD	1,800	1,800,000
Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	1,850	1,850,000

Total Georgia			$6,950,000

Hong Kong — 4.6%

Hong Kong Treasury Bill, 0.00%, 5/11/11	HKD	11,000	$1,416,323
Hong Kong Treasury Bill, 0.00%, 5/25/11	HKD	12,500	1,609,451
Hong Kong Treasury Bill, 0.00%, 6/1/11	HKD	10,500	1,351,907
Hong Kong Treasury Bill, 0.00%, 6/22/11	HKD	20,000	2,574,505
Hong Kong Treasury Bill, 0.00%, 6/29/11	HKD	7,000	901,040
Hong Kong Treasury Bill, 0.00%, 7/6/11	HKD	10,000	1,287,178
Hong Kong Treasury Bill, 0.00%, 7/13/11	HKD	20,000	2,574,945
Hong Kong Treasury Bill, 0.00%, 7/13/11	HKD	12,500	1,608,871
Hong Kong Treasury Bill, 0.00%, 7/20/11	HKD	15,000	1,930,568
Hong Kong Treasury Bill, 0.00%, 7/27/11	HKD	14,000	1,802,917
Hong Kong Treasury Bill, 0.00%, 7/27/11	HKD	12,500	1,608,779
Hong Kong Treasury Bill, 0.00%, 8/3/11	HKD	30,500	3,925,271
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	59,500	7,657,201
Hong Kong Treasury Bill, 0.00%, 8/17/11	HKD	31,500	4,053,781
Hong Kong Treasury Bill, 0.00%, 9/7/11	HKD	40,500	5,217,764

Total Hong Kong			$39,520,501

Indonesia — 2.7%

Indonesia Treasury Bill, 0.00%, 5/5/11	IDR	23,122,000	$2,698,928
Indonesia Treasury Bill, 0.00%, 6/9/11	IDR	26,345,000	3,057,356
Indonesia Treasury Bill, 0.00%, 6/23/11	IDR	15,558,000	1,801,029
Indonesia Treasury Bill, 0.00%, 7/6/11	IDR	51,836,000	5,990,104
Indonesia Treasury Bill, 0.00%, 7/7/11	IDR	12,331,000	1,427,291
Indonesia Treasury Bill, 0.00%, 7/20/11	IDR	47,079,000	5,436,149
Indonesia Treasury Bill, 0.00%, 8/11/11	IDR	22,779,000	2,627,780

Total Indonesia			$23,038,637

Israel — 4.4%

Israel Treasury Bill, 0.00%, 6/1/11	ILS	13,893	$4,099,874
Israel Treasury Bill, 0.00%, 9/7/11	ILS	9,369	2,744,110
Israel Treasury Bill, 0.00%, 2/29/12	ILS	106,955	30,767,855

Total Israel			$37,611,839

Kazakhstan — 7.7%

Kazakhstan National Bank, 0.00%, 5/13/11	KZT	990,000	$6,787,272
Kazakhstan National Bank, 0.00%, 5/27/11	KZT	1,109,120	7,602,113
Kazakhstan National Bank, 0.00%, 6/3/11	KZT	100,730	690,318
Kazakhstan National Bank, 0.00%, 6/10/11	KZT	84,082	576,135
Kazakhstan National Bank, 0.00%, 7/8/11	KZT	749,805	5,133,595
Kazakhstan National Bank, 0.00%, 7/15/11	KZT	298,137	2,040,726
Kazakhstan National Bank, 0.00%, 7/22/11	KZT	642,920	4,399,639
Kazakhstan National Bank, 0.00%, 7/29/11	KZT	1,528,725	10,458,561
Kazakhstan National Bank, 0.00%, 8/5/11	KZT	201,668	1,379,296
Kazakhstan National Bank, 0.00%, 8/19/11	KZT	2,039,000	13,936,953
Kazakhstan National Bank, 0.00%, 9/30/11	KZT	1,867,699	12,737,775
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	17,124	115,876

Total Kazakhstan			$65,858,259

Malaysia — 14.0%

Malaysia Treasury Bill, 0.00%, 5/10/11	MYR	28,344	$9,563,559
Malaysia Treasury Bill, 0.00%, 5/18/11	MYR	44,234	14,917,017
Malaysia Treasury Bill, 0.00%, 5/24/11	MYR	28,603	9,641,284
Malaysia Treasury Bill, 0.00%, 5/26/11	MYR	37,903	12,774,074
Malaysia Treasury Bill, 0.00%, 6/2/11	MYR	37,651	12,682,250
Malaysia Treasury Bill, 0.00%, 6/16/11	MYR	49,137	16,531,862
Malaysia Treasury Bill, 0.00%, 6/30/11	MYR	4,316	1,450,323
Malaysia Treasury Bill, 0.00%, 7/14/11	MYR	53,176	17,857,009
Malaysia Treasury Bill, 0.00%, 7/21/11	MYR	6,006	2,015,405
Malaysia Treasury Bill, 0.00%, 7/28/11	MYR	9,443	3,166,855
Malaysia Treasury Bill, 0.00%, 8/16/11	MYR	4,461	1,493,712
Malaysia Treasury Bill, 0.00%, 8/23/11	MYR	12,214	4,088,485
Malaysia Treasury Bill, 0.00%, 8/24/11	MYR	38,185	12,778,588

Total Malaysia			$118,960,423

See Notes to Consolidated Financial Statements.
17

Global Macro Absolute Return Advantage Portfolio

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Consolidated Portfolio of Investments (unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Mexico — 6.9%

Mexico Treasury Bill, 0.00%, 5/5/11	MXN	114,806	$9,970,964
Mexico Treasury Bill, 0.00%, 5/19/11	MXN	406,020	35,203,190
Mexico Treasury Bill, 0.00%, 5/26/11	MXN	39,500	3,421,684
Mexico Treasury Bill, 0.00%, 6/2/11	MXN	39,000	3,375,661
Mexico Treasury Bill, 0.00%, 8/11/11	MXN	79,700	6,839,618

Total Mexico			$58,811,117

Philippines — 2.7%

Philippine Treasury Bill, 0.00%, 5/25/11	PHP	81,300	$1,897,164
Philippine Treasury Bill, 0.00%, 6/8/11	PHP	35,570	829,938
Philippine Treasury Bill, 0.00%, 8/24/11	PHP	45,610	1,061,781
Philippine Treasury Bill, 0.00%, 9/7/11	PHP	105,860	2,466,739
Philippine Treasury Bill, 0.00%, 9/21/11	PHP	221,400	5,150,786
Philippine Treasury Bill, 0.00%, 10/5/11	PHP	159,170	3,707,018
Philippine Treasury Bill, 0.00%, 10/19/11	PHP	292,670	6,798,791
Philippine Treasury Bill, 0.00%, 11/2/11	PHP	47,430	1,101,648

Total Philippines			$23,013,865

Romania — 4.0%

Romania Treasury Bill, 0.00%, 11/9/11	RON	6,480	$2,273,916
Romania Treasury Bill, 0.00%, 12/14/11	RON	5,400	1,884,941
Romania Treasury Bill, 0.00%, 12/28/11	RON	8,490	2,951,510
Romania Treasury Bill, 0.00%, 3/21/12	RON	38,710	13,209,182
Romania Treasury Bill, 0.00%, 4/11/12	RON	39,760	13,552,672

Total Romania			$33,872,221

Serbia — 1.9%

Serbia Treasury Bill, 0.00%, 2/14/12	RSD	250,000	$3,382,657
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	998,960	13,353,535

Total Serbia			$16,736,192

South Korea — 1.6%

Korea Monetary Stabilization Bond, 0.00%, 5/3/11	KRW	2,172,660	$2,027,209
Korea Monetary Stabilization Bond, 0.00%, 5/17/11	KRW	531,050	494,873
Korea Monetary Stabilization Bond, 0.00%, 6/14/11	KRW	2,727,730	2,535,171
Korea Monetary Stabilization Bond, 0.00%, 7/5/11	KRW	2,402,740	2,228,690
Korea Monetary Stabilization Bond, 0.00%, 7/26/11	KRW	1,762,450	1,631,618
Korea Monetary Stabilization Bond, 0.00%, 8/23/11	KRW	4,704,850	4,342,294

Total South Korea			$13,259,855

Thailand — 2.2%

Bank of Thailand, 0.00%, 6/2/11	THB	46,668	$1,559,989
Bank of Thailand, 0.00%, 7/14/11	THB	147,100	4,900,881
Bank of Thailand, 0.00%, 7/21/11	THB	56,730	1,889,024
Bank of Thailand, 0.00%, 8/4/11	THB	52,000	1,729,680
Bank of Thailand, 0.00%, 8/4/11	THB	91,668	3,049,083
Bank of Thailand, 0.00%, 8/11/11	THB	166,395	5,531,807

Total Thailand			$18,660,464

Turkey — 4.0%

Turkey Government Bond, 0.00%, 5/11/11	TRY	30,750	$20,170,616
Turkey Government Bond, 0.00%, 6/8/11	TRY	9,293	6,059,930
Turkey Government Bond, 0.00%, 11/16/11	TRY	8,000	5,043,524
Turkey Treasury Bill, 0.00%, 7/20/11	TRY	4,098	2,650,444

Total Turkey			$33,924,514

Total Foreign Government Securities
(identified cost $498,200,945)			$514,364,545

U.S. Treasury Obligations — 0.8%

		Principal
		Amount
Security		(000’s omitted)	Value

United States Treasury Bill, 0.00%, 6/23/11(5)		$5,000	$4,999,915
United States Treasury Bill, 0.00%, 7/28/11(5)		1,240	1,240,211
United States Treasury Bill, 0.00%, 10/6/11		441	440,336

Total U.S. Treasury Obligations
(identified cost $6,678,922)			$6,680,462

See Notes to Consolidated Financial Statements.
18

Global Macro Absolute Return Advantage Portfolio

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Consolidated Portfolio of Investments (unaudited) — continued

Repurchase Agreements — 3.7%

	Principal
	Amount
Description	(000’s omitted)		Value

Bank of America:
Dated 4/6/11, an interest rate of 0.40%, collateralized by $8,745,000 Turkey Government Bond 7.00%, due 9/26/2016 and a market value, including accrued interest, of $10,125,933.(6)		$10,002	$10,002,094
Dated 4/6/11 with a maturity date of 7/11/11, an interest rate of 0.60% and repurchase proceeds of EUR 4,036,448, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,989,640.	EUR	4,030	5,969,035
Dated 4/27/11 with a maturity date of 7/1/11, an interest rate of 0.75% and repurchase proceeds of EUR 10,502,926, collateralized by EUR 10,650,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $15,664,245.	EUR	10,490	15,537,635

Total Repurchase Agreements
(identified cost $31,296,426)			$31,508,764

Other Securities — 4.2%

	Interest
Description	(000’s omitted)		Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(7)		$35,791	$35,790,870

Total Other Securities
(identified cost $35,790,870)			$35,790,870

Total Short-Term Investments
(identified cost $571,967,163)			$588,344,641

Total Investments — 94.2%
(identified cost $774,940,201)			$802,840,617

Other Assets, Less Liabilities — 5.8%			$49,321,028

Net Assets — 100.0%			$852,161,645

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	- Brazilian Real
CLP	- Chilean Peso
COP	- Colombian Peso
EUR	- Euro
HKD	- Hong Kong Dollar
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
KRW	- South Korean Won
KZT	- Kazak Tenge
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PHP	- Philippine Peso
RON	- Romanian Leu
RSD	- Serbian Dinar
THB	- Thailand Baht
TRY	- New Turkish Lira
USD	- United States Dollar
ZAR	- South African Rand

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $1,049,152 or 0.1% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Non-income producing.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(6)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

Securities Sold Short
Foreign Government Bonds

		Principal
		Amount
Security		(000’s omitted)	Value

Belgium

Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(10,650)	$(15,315,896)

Total Belgium			$(15,315,896)

See Notes to Consolidated Financial Statements.
19

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Consolidated Portfolio of Investments (unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Spain

Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,784,484)

Total Spain			$(5,784,484)

Total Foreign Government Bonds
(proceeds $19,133,535)			$(21,100,380)

Total Securities Sold Short
(proceeds $19,133,535)			$(21,100,380)

See Notes to Consolidated Financial Statements.
20

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investments in —
Securities of unaffiliated issuers, at value (identified cost, $708,086,232)	$733,937,245
Affiliated investments, at value (identified cost, $35,790,870)	35,790,870
Precious metals, at value (identified cost, $31,063,099)	33,112,502

Total Investments, at value (identified cost, $774,940,201)	$802,840,617

Cash	$3,308,341
Cash collateral on deposit at broker*	1,430,000
Foreign currency, at value (identified cost, $65,915,894)	66,736,545
Interest and dividends receivable	3,446,014
Interest receivable from affiliated investment	7,761
Receivable for investments sold	15,833,633
Receivable for variation margin on open financial futures contracts	918,075
Receivable for open forward foreign currency exchange contracts	8,442,298
Receivable for closed forward foreign currency exchange contracts	783,800
Receivable for open swap contracts	1,823,004
Premium paid on open swap contracts	10,077,714

Total assets	$915,647,802

Liabilities

Payable for investments purchased	$20,245,816
Payable for variation margin on open financial futures contracts	335,569
Payable for open forward commodity contracts	1,541,277
Payable for open forward foreign currency exchange contracts	14,288,987
Payable for closed forward foreign currency exchange contracts	657,921
Payable for open swap contracts	2,649,665
Premium received on open swap contracts	669,996
Payable for securities sold short, at value (proceeds, $19,133,535)	21,100,380
Payable to affiliates:
Investment adviser fee	656,754
Trustees’ fees	1,215
Interest payable for securities sold short	510,968
Accrued expenses	827,609

Total liabilities	$63,486,157

Net Assets applicable to investors’ interest in Portfolio	$852,161,645

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$834,498,813
Net unrealized appreciation	17,662,832

Total	$852,161,645

*	Represents restricted cash on deposit at the broker as collateral for open financial contracts.

See Notes to Consolidated Financial Statements.
21

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest (net of foreign taxes, $948,484)	$7,938,560
Interest allocated from affiliated investment	90,899
Expenses allocated from affiliated investment	(4,175)

Total investment income	$8,025,284

Expenses

Investment adviser fee	$2,670,849
Trustees’ fees and expenses	7,964
Custodian fee	206,461
Legal and accounting services	77,454
Interest expense on securities sold short	183,412
Miscellaneous	17,619

Total expenses	$3,163,759

Deduct —
Reduction of custodian fee	$382

Total expense reductions	$382

Net expenses	$3,163,377

Net investment income	$4,861,907

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (including $499,942 from precious metals)	$622,383
Investment transactions allocated from affiliated investment	1,154
Financial futures contracts	(177,597)
Swap contracts	(825,253)
Foreign currency and forward foreign currency exchange contract transactions	(5,773,309)

Net realized loss	$(6,152,622)

Change in unrealized appreciation (depreciation) —
Investments (including net increase of $1,951,153 from precious metals)	$25,026,155
Securities sold short	(1,966,845)
Financial futures contracts	(924,250)
Swap contracts	277,648
Forward commodity contracts	(1,541,277)
Foreign currency and forward foreign currency exchange contracts	(4,310,933)

Net change in unrealized appreciation (depreciation)	$16,560,498

Net realized and unrealized gain	$10,407,876

Net increase in net assets from operations	$15,269,783

See Notes to Consolidated Financial Statements.
22

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Period Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010(1)

From operations —
Net investment income	$4,861,907	$307,661
Net realized loss from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(6,152,622)	(712,605)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	16,560,498	1,102,334

Net increase in net assets from operations	$15,269,783	$697,390

Capital transactions —
Contributions	$667,319,469	$205,056,318
Withdrawals	(12,832,211)	(23,454,104)

Net increase in net assets from capital transactions	$654,487,258	$181,602,214

Net increase in net assets	$669,757,041	$182,299,604

Net Assets

At beginning of period	$182,404,604	$105,000

At end of period	$852,161,645	$182,404,604

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

See Notes to Consolidated Financial Statements.
23

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended
	April 30, 2011		Period Ended
Ratios/Supplemental Data	(Unaudited)		October 31, 2010(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	1.17	%(3)(4)	1.47	%(3)
Net investment income	1.79	%(3)	1.30	%(3)
Portfolio Turnover	70	%(5)	7	%(5)

Total Return	2.08	%(5)	0.63	%(5)

Net assets, end of period (000’s omitted)	$852,162		$182,405

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Includes interest expense on securities sold short of 0.07%.
(5)	Not annualized.

See Notes to Consolidated Financial Statements.
24

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 79.0%, 10.4%, 8.3% and 2.1%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2011 were $36,488,588 or 4.3% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are valued based on interpolated rates derived from forward rates as provided by brokers for specific settlement periods. Interest rate swaps and cross-currency swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

25

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio’s initial period of operations from August 31, 2010 to October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio has purchased

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Notes to Consolidated Financial Statements (Unaudited) — continued

expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

L Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

M Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

N Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

O Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

P Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the

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Notes to Consolidated Financial Statements (Unaudited) — continued

extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

Q Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee totaled $2,670,849 or 0.98% (annualized) of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and securities sold short, for the six months ended April 30, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$186,433,224	$33,896,799
U.S. Government and Agency Securities	5,508,375	54,183,112

	$191,941,599	$88,079,911

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$775,533,744

Gross unrealized appreciation	$28,805,394
Gross unrealized depreciation	(1,498,521)

Net unrealized appreciation	$27,306,873

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward commodity contracts, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a

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Notes to Consolidated Financial Statements (Unaudited) — continued

varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Forward Commodity Contracts(1)
Sales
				Net Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

6/28/11	Gold 3,727 Troy Ounces	United States Dollar 5,325,856	Citigroup Global Markets	$(516,498)
10/27/11	Gold 3,113 Troy Ounces	United States Dollar 4,438,205	Citigroup Global Markets	(443,741)
4/26/12	Gold 4,661 Troy Ounces	United States Dollar 6,729,830	Citigroup Global Markets	(581,038)

				$(1,541,277)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/2/11	New Turkish Lira 1,641,000	United States Dollar 1,038,345	Credit Suisse	$(40,551)
5/2/11	New Turkish Lira 8,121,000	United States Dollar 5,352,623	Deutsche Bank	13,373
5/2/11	New Turkish Lira 1,430,000	United States Dollar 905,121	Standard Bank	(35,050)
5/2/11	Polish Zloty 20,852,000	Euro 5,287,689	Goldman Sachs, Inc.	(22,887)
5/3/11	South African Rand 207,508	United States Dollar 30,435	Standard Chartered Bank	(1,173)
5/4/11	Israeli Shekel 11,560,000	United States Dollar 3,158,901	Barclays Bank PLC	(260,789)
5/4/11	New Zealand Dollar 12,522,842	United States Dollar 9,523,360	Credit Suisse	(610,071)
5/4/11	New Zealand Dollar 8,422,757	United States Dollar 6,401,253	Goldman Sachs, Inc.	(414,406)
5/4/11	Serbian Dinar 108,077,000	Euro 1,087,294	Deutsche Bank	(5,727)
5/16/11	South African Rand 56,300,000	United States Dollar 8,291,483	Bank of America	(270,071)
5/19/11	Japanese Yen 951,712,500	United States Dollar 11,433,081	Goldman Sachs, Inc.	(300,442)
5/20/11	Colombian Peso 9,299,568,760	United States Dollar 4,979,689	Credit Suisse	(278,167)
5/20/11	Euro 216,912	United States Dollar 317,236	Deutsche Bank	(3,894)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/20/11	Euro 3,975,361	United States Dollar 5,808,694	Goldman Sachs, Inc.	$(76,664)
5/20/11	Euro 83,184,071	United States Dollar 118,702,006	Goldman Sachs, Inc.	(4,448,593)
5/23/11	Euro 3,250,000	United States Dollar 4,640,545	Goldman Sachs, Inc.	(170,550)
5/23/11	Euro 9,070,000	United States Dollar 12,964,658	Standard Bank	(461,998)
5/26/11	Mexican Peso 39,500,000	United States Dollar 3,231,269	Citigroup Global Markets	(192,961)
5/27/11	South African Rand 23,955,858	United States Dollar 3,344,436	Bank of America	(293,006)
5/31/11	Euro 34,729,000	United States Dollar 50,733,860	Credit Suisse	(665,477)
6/1/11	Israeli Shekel 11,580,000	United States Dollar 3,162,638	Barclays Bank PLC	(258,079)
6/2/11	Mexican Peso 17,000,000	United States Dollar 1,395,479	Bank of America	(77,318)
6/2/11	Mexican Peso 22,000,000	United States Dollar 1,805,943	Barclays Bank PLC	(100,029)
6/2/11	Thai Baht 46,668,000	United States Dollar 1,503,479	Standard Chartered Bank	(57,181)
6/3/11	South African Rand 88,445,492	United States Dollar 13,332,553	Standard Bank	(83,987)
6/13/11	South African Rand 61,240,000	United States Dollar 9,133,414	Credit Suisse	(143,122)
6/13/11	South African Rand 76,230,000	United States Dollar 11,274,459	Standard Bank	(272,739)
6/15/11	South African Rand 30,861,362	United States Dollar 4,415,894	Bank of America	(257,600)
6/15/11	South African Rand 20,152,145	United States Dollar 2,873,091	Credit Suisse	(178,652)
6/22/11	South African Rand 21,285,115	United States Dollar 2,981,443	Bank of America	(238,652)
7/5/11	Brazilian Real 1,423,000	United States Dollar 830,464	Barclays Bank PLC	(69,059)
7/5/11	Brazilian Real 2,606,000	United States Dollar 1,526,208	Barclays Bank PLC	(121,126)
7/5/11	Brazilian Real 1,423,000	United States Dollar 830,464	Citigroup Global Markets	(69,059)
7/5/11	Brazilian Real 1,329,000	United States Dollar 775,832	Credit Suisse	(64,270)
7/5/11	Brazilian Real 2,016,000	United States Dollar 1,179,637	Credit Suisse	(94,739)
7/5/11	Brazilian Real 1,329,000	United States Dollar 775,379	Deutsche Bank	(64,723)
7/5/11	Brazilian Real 1,329,000	United States Dollar 776,739	Goldman Sachs, Inc.	(63,364)

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Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

7/5/11	Brazilian Real 886,000	United States Dollar 517,372	Standard Bank	$(42,696)
7/5/11	Brazilian Real 1,766,000	United States Dollar 1,033,655	Standard Bank	(82,688)
7/5/11	Brazilian Real 1,708,000	United States Dollar 999,707	Standard Chartered Bank	(79,973)
7/7/11	South African Rand 27,635,352	United States Dollar 4,046,349	Barclays Bank PLC	(125,465)
7/14/11	Thai Baht 147,100,000	United States Dollar 4,748,225	Standard Chartered Bank	(157,623)
7/21/11	Thai Baht 56,730,000	United States Dollar 1,830,000	Barclays Bank PLC	(61,068)
8/4/11	Thai Baht 45,000,000	United States Dollar 1,463,891	Barclays Bank PLC	(34,736)
8/4/11	Thai Baht 46,668,000	United States Dollar 1,499,133	Barclays Bank PLC	(55,043)
8/4/11	Thai Baht 52,000,000	United States Dollar 1,674,988	Barclays Bank PLC	(56,758)
8/11/11	Mexican Peso 79,700,000	United States Dollar 6,545,932	Barclays Bank PLC	(313,481)
8/11/11	Thai Baht 61,533,000	United States Dollar 1,996,204	Bank of America	(51,992)
8/11/11	Thai Baht 104,862,000	United States Dollar 3,404,058	Barclays Bank PLC	(86,394)
9/8/11	Euro 8,707,000	United States Dollar 11,056,497	Citigroup Global Markets	(1,790,653)
2/29/12	Israeli Shekel 11,854,000	United States Dollar 3,241,455	Deutsche Bank	(218,971)

				$(13,910,344)

Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/2/11	Czech Koruna 4,227,629	Euro 102,000,000	Citigroup Global Markets	$13,323
5/2/11	Czech Koruna 102,000,000	Euro 4,206,706	Credit Suisse	17,667
5/2/11	New Turkish Lira 1,742,000	United States Dollar 1,078,962	Goldman Sachs, Inc.	66,337
5/2/11	New Turkish Lira 9,450,000	United States Dollar 5,817,175	HSBC Bank USA	395,843
5/2/11	Polish Zloty 13,800,000	Euro 3,486,609	Bank of America	34,135
5/2/11	Polish Zloty 7,052,000	Euro 1,773,419	HSBC Bank USA	29,721

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Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/3/11	Romanian Leu 46,349,000	Euro 11,388,660	Credit Suisse	$(27,912)
5/4/11	Czech Koruna 93,877,000	Euro 3,823,949	Deutsche Bank	87,078
5/4/11	Israeli Shekel 12,615,356	United States Dollar 3,768,027	Bank of America	(36,140)
5/4/11	Israeli Shekel 43,471,971	United States Dollar 12,598,015	Credit Suisse	261,907
5/4/11	Israeli Shekel 39,621,100	United States Dollar 11,608,708	Credit Suisse	112,046
5/4/11	Serbian Dinar 72,851,000	Euro 731,948	Credit Suisse	5,281
5/4/11	Serbian Dinar 35,226,000	Euro 355,029	Raiffeisen Zentral Bank	914
5/6/11	Polish Zloty 3,590,000	Euro 887,965	Credit Suisse	36,964
5/9/11	Czech Koruna 251,490,000	Euro 10,281,895	Citigroup Global Markets	178,624
5/11/11	Indonesian Rupiah 12,595,000,000	United States Dollar 1,399,444	Barclays Bank PLC	70,981
5/11/11	Indonesian Rupiah 11,320,000,000	United States Dollar 1,257,778	Credit Suisse	63,796
5/11/11	Indonesian Rupiah 5,165,000,000	United States Dollar 573,889	Standard Chartered Bank	29,108
5/11/11	New Turkish Lira 8,121,000	United States Dollar 5,344,873	Deutsche Bank	(13,834)
5/12/11	Malaysian Ringgit 48,200,000	United States Dollar 15,954,982	Deutsche Bank	320,997
5/13/11	Polish Zloty 36,726,000	Euro 9,232,510	Standard Bank	151,737
5/16/11	Czech Koruna 52,350,000	Euro 2,144,876	Bank of America	30,754
5/16/11	Hong Kong Dollar 88,678,315	United States Dollar 11,408,212	Deutsche Bank	10,717
5/16/11	Indian Rupee 187,200,000	United States Dollar 4,103,463	Goldman Sachs, Inc.	119,979
5/16/11	Indonesian Rupiah 8,000,000,000	United States Dollar 885,445	Deutsche Bank	48,423
5/16/11	Mexican Peso 39,966,000	United States Dollar 3,366,238	Standard Bank	101,492
5/16/11	Taiwan Dollar 237,110,000	United States Dollar 8,097,190	Citigroup Global Markets	182,786
5/18/11	Indonesian Rupiah 15,615,000,000	United States Dollar 1,735,964	Bank of America	86,748
5/18/11	Swedish Krona 171,365,400	Euro 18,968,100	Goldman Sachs, Inc.	254,865
5/19/11	Indonesian Rupiah 3,488,000,000	United States Dollar 401,566	Credit Suisse	5,573

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Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/20/11	Indonesian Rupiah 26,968,000,000	United States Dollar 3,099,058	Barclays Bank PLC	$48,729
5/20/11	Indonesian Rupiah 23,269,000,000	United States Dollar 2,674,598	Deutsche Bank	41,430
5/20/11	Indonesian Rupiah 28,609,000,000	United States Dollar 3,288,391	Standard Chartered Bank	50,938
5/23/11	Indian Rupee 58,800,000	United States Dollar 1,308,120	Bank of America	16,719
5/23/11	Indian Rupee 69,540,000	United States Dollar 1,551,539	Citigroup Global Markets	15,286
5/23/11	Indonesian Rupiah 1,904,530,000	United States Dollar 213,130	Citigroup Global Markets	9,157
5/23/11	Indonesian Rupiah 15,280,000,000	United States Dollar 1,751,892	Credit Suisse	31,515
5/23/11	Indonesian Rupiah 2,055,470,000	United States Dollar 230,021	Goldman Sachs, Inc.	9,883
5/23/11	Singapore Dollar 8,352,000	United States Dollar 6,552,130	Deutsche Bank	271,057
5/23/11	South Korean Won 1,300,000,000	United States Dollar 1,197,318	Deutsche Bank	17,703
5/24/11	Indonesian Rupiah 10,780,000,000	United States Dollar 1,249,131	Bank of America	9,030
5/24/11	Indonesian Rupiah 13,840,700,000	United States Dollar 1,542,827	Citigroup Global Markets	72,555
5/24/11	Indonesian Rupiah 10,780,000,000	United States Dollar 1,248,408	Deutsche Bank	9,753
5/25/11	Indian Rupee 59,600,000	United States Dollar 1,335,724	Standard Chartered Bank	6,633
5/25/11	Indonesian Rupiah 10,600,000,000	United States Dollar 1,183,036	Standard Chartered Bank	54,089
5/25/11	Mexican Peso 18,752,000	United States Dollar 1,597,410	Credit Suisse	28,334
5/25/11	South Korean Won 6,820,000,000	United States Dollar 6,302,560	Bank of America	72,646
5/26/11	Mexican Peso 39,500,000	United States Dollar 3,246,486	Standard Chartered Bank	177,743
5/26/11	Yuan Renminbi 10,536,000	United States Dollar 1,600,000	Bank of America	29,036
5/26/11	Yuan Renminbi 10,540,800	United States Dollar 1,600,000	Barclays Bank PLC	29,778
5/26/11	Yuan Renminbi 10,537,600	United States Dollar 1,600,000	Citigroup Global Markets	29,283
5/27/11	Chilean Peso 2,602,256,250	United States Dollar 5,426,907	Bank of America	208,724
5/31/11	Norwegian Krone 73,700,000	Euro 9,327,756	Credit Suisse	219,548
5/31/11	Norwegian Krone 38,800,000	Euro 4,983,079	Goldman Sachs, Inc.	8,427

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/31/11	Norwegian Krone 6,096,530	Euro 782,539	HSBC Bank USA	$1,971
5/31/11	Norwegian Krone 10,001,800	Euro 1,276,766	Standard Chartered Bank	13,663
5/31/11	Polish Zloty 53,616,000	Euro 13,611,231	Standard Bank	1,058
5/31/11	Swedish Krona 35,600,000	Euro 3,967,316	Citigroup Global Markets	11,312
5/31/11	Swedish Krona 100,098,500	Euro 11,324,128	Credit Suisse	(218,321)
5/31/11	Swedish Krona 7,131,940	Euro 798,238	HSBC Bank USA	(2,832)
5/31/11	Indian Rupee 62,000,000	United States Dollar 1,373,200	Bank of America	21,630
5/31/11	Indian Rupee 89,700,000	United States Dollar 1,978,822	Citigroup Global Markets	39,183
5/31/11	Indian Rupee 32,000,000	United States Dollar 706,402	Credit Suisse	13,511
5/31/11	Indian Rupee 82,400,000	United States Dollar 1,824,624	Standard Chartered Bank	29,151
5/31/11	Indian Rupee 100,000,000	United States Dollar 2,229,903	Standard Chartered Bank	19,824
5/31/11	South Korean Won 514,000,000	United States Dollar 459,503	Barclays Bank PLC	21,205
5/31/11	South Korean Won 491,000,000	United States Dollar 438,942	Citigroup Global Markets	20,256
6/1/11	Israeli Shekel 11,756,550	United States Dollar 3,428,865	Goldman Sachs, Inc.	44,005
6/2/11	Polish Zloty 20,852,000	Euro 5,276,983	Goldman Sachs, Inc.	23,966
6/2/11	Mexican Peso 39,000,000	United States Dollar 3,203,864	HSBC Bank USA	174,904
6/3/11	Yuan Renminbi 18,050,000	United States Dollar 2,728,235	Bank of America	66,099
6/3/11	Yuan Renminbi 18,050,000	United States Dollar 2,726,998	Deutsche Bank	67,336
6/6/11	Indian Rupee 227,200,000	United States Dollar 5,017,668	Deutsche Bank	88,183
6/6/11	Indonesian Rupiah 10,020,000,000	United States Dollar 1,124,579	Bank of America	44,418
6/6/11	Indonesian Rupiah 26,220,000,000	United States Dollar 3,016,567	Bank of America	42,424
6/6/11	Indonesian Rupiah 26,220,000,000	United States Dollar 3,017,608	Deutsche Bank	41,383
6/7/11	Swedish Krona 189,063,550	Euro 20,992,133	Credit Suisse	168,932
6/7/11	Swedish Krona 12,437,000	Euro 1,367,379	Credit Suisse	31,130

34

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/7/11	Indonesian Rupiah 14,690,000,000	United States Dollar 1,653,907	Barclays Bank PLC	$59,825
6/7/11	Indonesian Rupiah 6,760,000,000	United States Dollar 761,261	Credit Suisse	27,359
6/7/11	Indonesian Rupiah 15,390,000,000	United States Dollar 1,733,108	Deutsche Bank	62,285
6/7/11	Singapore Dollar 9,910,000	United States Dollar 7,814,841	Bank of America	281,110
6/7/11	Singapore Dollar 9,910,000	United States Dollar 7,816,999	Citigroup Global Markets	278,953
6/9/11	Indonesian Rupiah 15,810,000,000	United States Dollar 1,785,230	Barclays Bank PLC	58,952
6/9/11	Indonesian Rupiah 15,810,000,000	United States Dollar 1,785,432	Standard Chartered Bank	58,750
6/9/11	South Korean Won 3,057,000,000	United States Dollar 2,775,558	Bank of America	83,021
6/9/11	South Korean Won 4,510,000,000	United States Dollar 4,194,178	Bank of America	23,090
6/9/11	South Korean Won 3,100,000,000	United States Dollar 2,845,029	Barclays Bank PLC	53,759
6/9/11	South Korean Won 1,637,000,000	United States Dollar 1,486,020	Credit Suisse	44,727
6/9/11	South Korean Won 4,860,000,000	United States Dollar 4,523,876	Credit Suisse	20,675
6/9/11	South Korean Won 3,057,000,000	United States Dollar 2,774,803	Deutsche Bank	83,776
6/10/11	South Korean Won 3,020,000,000	United States Dollar 2,760,512	Barclays Bank PLC	63,287
6/10/11	South Korean Won 3,072,000,000	United States Dollar 2,808,172	Citigroup Global Markets	64,248
6/10/11	South Korean Won 3,100,000,000	United States Dollar 2,833,379	Goldman Sachs, Inc.	65,223
6/13/11	Indian Rupee 8,890,000	United States Dollar 199,060	Bank of America	485
6/13/11	Indian Rupee 9,990,000	United States Dollar 223,690	Barclays Bank PLC	544
6/13/11	Indian Rupee 10,860,000	United States Dollar 243,225	Credit Suisse	537
6/13/11	Indian Rupee 10,860,000	United States Dollar 243,225	Goldman Sachs, Inc.	537
6/13/11	South Korean Won 3,230,000,000	United States Dollar 2,957,605	Deutsche Bank	61,969
6/14/11	South Korean Won 1,358,500,000	United States Dollar 1,239,734	Barclays Bank PLC	30,182
6/14/11	South Korean Won 5,366,000,000	United States Dollar 4,901,800	Credit Suisse	114,296
6/14/11	South Korean Won 1,231,500,000	United States Dollar 1,123,939	Goldman Sachs, Inc.	27,258

35

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/17/11	Indonesian Rupiah 17,130,000,000	United States Dollar 1,939,977	Bank of America	$57,275
6/20/11	Indian Rupee 200,900,000	United States Dollar 4,470,405	Deutsche Bank	33,559
6/20/11	South Korean Won 2,693,000,000	United States Dollar 2,462,847	Citigroup Global Markets	53,579
6/27/11	Norwegian Krone 97,771,300	Euro 12,536,872	Standard Bank	33,400
6/30/11	Czech Koruna 356,980,000	Euro 14,803,235	Deutsche Bank	(36,439)
6/30/11	Hungarian Forint 3,062,255,060	Euro 11,497,109	Standard Bank	45,231
6/30/11	Indian Rupee 51,950,000	United States Dollar 1,157,789	Citigroup Global Markets	4,879
6/30/11	Indian Rupee 49,110,000	United States Dollar 1,094,495	Deutsche Bank	4,612
6/30/11	Indian Rupee 51,480,000	United States Dollar 1,147,314	HSBC Bank USA	4,835
6/30/11	Indonesian Rupiah 17,500,000,000	United States Dollar 1,992,939	Bank of America	45,956
6/30/11	Indonesian Rupiah 21,320,000,000	United States Dollar 2,426,864	Citigroup Global Markets	57,093
7/5/11	Serbian Dinar 108,077,000	Euro 1,067,783	Deutsche Bank	10,314
7/6/11	Indian Rupee 329,390,000	United States Dollar 7,258,484	Citigroup Global Markets	105,875
7/11/11	Indian Rupee 177,600,000	United States Dollar 3,962,517	Goldman Sachs, Inc.	4,823
7/29/11	Serbian Dinar 277,165,000	Euro 2,701,857	Citigroup Global Markets	53,659
7/29/11	Serbian Dinar 177,052,000	Euro 1,726,735	Standard Bank	33,097
8/2/11	Czech Koruna 212,000,000	Euro 8,801,026	Citigroup Global Markets	(29,792)
8/4/11	Serbian Dinar 85,106,000	Euro 836,396	Barclays Bank PLC	4,489
8/11/11	Mexican Peso 79,700,000	United States Dollar 6,536,805	Deutsche Bank	322,608
9/2/11	Yuan Renminbi 32,173,000	United States Dollar 4,793,355	Bank of America	231,210
10/12/11	Yuan Renminbi 6,300,000	United States Dollar 962,861	Bank of America	23,879
11/28/11	Yuan Renminbi 8,720,000	United States Dollar 1,346,926	Bank of America	23,127
11/28/11	Yuan Renminbi 10,390,400	United States Dollar 1,600,000	Barclays Bank PLC	32,500
11/28/11	Yuan Renminbi 20,784,000	United States Dollar 3,200,000	Standard Chartered Bank	65,502

36

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

12/9/11	Yuan Renminbi 15,060,000	United States Dollar 2,316,210	Barclays Bank PLC	$51,560
12/13/11	Yuan Renminbi 5,400,000	United States Dollar 829,238	Barclays Bank PLC	19,972
12/16/11	Yuan Renminbi 29,200,000	United States Dollar 4,467,564	Barclays Bank PLC	125,311
12/16/11	Yuan Renminbi 10,220,000	United States Dollar 1,573,276	Barclays Bank PLC	34,230
12/30/11	Yuan Renminbi 13,090,000	United States Dollar 2,035,770	Bank of America	24,935
12/30/11	Yuan Renminbi 8,200,000	United States Dollar 1,268,368	Bank of America	22,524
1/17/12	Yuan Renminbi 19,230,000	United States Dollar 2,985,330	Bank of America	45,331
1/30/12	Yuan Renminbi 7,180,000	United States Dollar 1,111,834	Bank of America	20,647
1/30/12	Yuan Renminbi 24,719,200	United States Dollar 3,832,256	Barclays Bank PLC	66,632
10/22/12	Yuan Renminbi 3,300,000	United States Dollar 524,642	Citigroup Global Markets	3,621
10/29/12	Yuan Renminbi 1,970,000	United States Dollar 312,203	Citigroup Global Markets	3,277
11/5/12	Yuan Renminbi 4,480,000	United States Dollar 709,422	Bank of America	8,292
11/13/12	Yuan Renminbi 7,080,000	United States Dollar 1,128,287	Bank of America	6,462
11/19/12	Yuan Renminbi 3,100,000	United States Dollar 488,574	Deutsche Bank	8,445

				$8,063,655

At April 30, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $783,800 and a payable of $657,921.

37

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts
					Net Unrealized
					Appreciation
Expiration Date	Contracts	Position	Aggregate Cost	Value	(Depreciation)

6/11	102 Gold	Short	$(14,892,325)	$(15,875,280)	$(982,955)
6/11	43 Euro-Bund	Short	(7,800,048)	(7,828,708)	(28,660)
6/11	28 Euro-Buxl	Short	(4,310,621)	(4,300,668)	9,953
6/11	30 Japan 10-Year Bond	Short	(51,363,373)	(51,796,832)	(433,459)
6/11	10 U.S. 10-Year Treasury Note	Short	(1,185,312)	(1,211,406)	(26,094)
6/11	19 U.S. Ultra-Long Treasury Bond	Short	(2,270,317)	(2,391,625)	(121,308)
7/11	175 Platinum	Long	15,698,667	16,323,125	624,458

					$(958,065)

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps
	Notional	Portfolio				Net
	Amount	Pays/Receives	Floating	Annual	Termination	Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Appreciation

Bank of America	ZAR 10,073	Receive	3-Month ZAR JIBAR	6.86%	11/17/15	$40,035
Bank of America	ZAR 20,153	Receive	3-Month ZAR JIBAR	7.18	12/15/15	47,344
Bank of America	ZAR 5,063	Receive	3-Month ZAR JIBAR	7.26	11/16/20	41,935
Bank of America	ZAR 10,070	Receive	3-Month ZAR JIBAR	7.42	11/17/20	66,589
Bank of America	ZAR 7,680	Receive	3-Month ZAR JIBAR	7.31	11/19/20	59,555
Citigroup Global Markets	ZAR 5,016	Receive	3-Month ZAR JIBAR	7.29	11/19/20	39,950
Citigroup Global Markets	ZAR 27,635	Receive	3-Month ZAR JIBAR	7.69	1/7/21	119,750
Deutsche Bank	ZAR 3,910	Receive	3-Month ZAR JIBAR	6.71	11/19/15	19,120
Deutsche Bank	ZAR 6,983	Receive	3-Month ZAR JIBAR	7.26	11/16/20	57,842
Deutsche Bank	ZAR 4,655	Receive	3-Month ZAR JIBAR	7.27	11/19/20	38,050

38

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
	Notional	Portfolio				Net
	Amount	Pays/Receives	Floating	Annual	Termination	Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Appreciation

Deutsche Bank	ZAR 4,800	Receive	3-Month ZAR JIBAR	7.77%	11/26/20	$14,450
Standard Bank	ZAR 16,000	Receive	3-Month ZAR JIBAR	7.87	11/30/20	32,951

						$577,571

ZAR - South African Rand

Credit Default Swaps — Sell Protection
						Current		Upfront	Net
		Notional	Contract			Market		Payments	Unrealized
		Amount*	Annual		Termination	Annual	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	(Paid)	(Depreciation)

Argentina	Bank of America	$19,517	5.00	%(1)	6/20/13	4.38%	$360,020	$(117,324)	$242,696
Argentina	Bank of America	6,951	5.00	(1)	6/20/13	4.38	128,227	(95,312)	32,915
Argentina	Bank of America	3,476	5.00	(1)	6/20/13	4.38	64,114	(49,072)	15,042
Argentina	Bank of America	3,468	5.00	(1)	6/20/13	4.38	63,977	(66,725)	(2,748)
Argentina	Bank of America	3,370	5.00	(1)	6/20/13	4.38	62,161	(62,756)	(595)
Argentina	Citigroup Global Markets	1,403	5.00	(1)	6/20/16	5.79	(38,891)	36,403	(2,488)
Argentina	Credit Suisse	3,253	5.00	(1)	6/20/13	4.38	60,006	(19,555)	40,451
Argentina	Credit Suisse	3,552	5.00	(1)	6/20/13	4.38	65,522	(35,700)	29,822
Argentina	Credit Suisse	3,688	5.00	(1)	6/20/13	4.38	68,030	(52,209)	15,821
Argentina	Credit Suisse	3,464	5.00	(1)	6/20/13	4.38	63,898	(49,038)	14,860
Argentina	Credit Suisse	3,249	5.00	(1)	6/20/16	5.79	(90,061)	73,820	(16,241)
Argentina	Credit Suisse	3,164	5.00	(1)	6/20/16	5.79	(87,704)	78,260	(9,444)
Argentina	Deutsche Bank	3,468	5.00	(1)	6/20/13	4.38	63,979	(66,727)	(2,748)
Argentina	Deutsche Bank	3,219	5.00	(1)	6/20/13	4.38	59,387	(45,551)	13,836
Argentina	Deutsche Bank	3,464	5.00	(1)	6/20/13	4.38	63,898	(49,038)	14,860
South Africa	Bank of America	890	1.00	(1)	12/20/15	1.10	(3,133)	6,662	3,529
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.10	(11,229)	25,028	13,799
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	1.10	(8,026)	20,031	12,005
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.10	(13,482)	33,366	19,884
South Africa	Citigroup Global Markets	4,800	1.00	(1)	9/20/15	1.06	(6,356)	117,940	111,584
South Africa	Credit Suisse	890	1.00	(1)	12/20/15	1.10	(3,133)	7,830	4,697
South Africa	Credit Suisse	4,785	1.00	(1)	12/20/15	1.10	(16,843)	45,824	28,981
South Africa	Credit Suisse	2,000	1.00	(1)	12/20/15	1.10	(7,041)	16,495	9,454
South Africa	Credit Suisse	9,000	1.00	(1)	3/20/16	1.15	(51,112)	138,075	86,963
South Africa	Credit Suisse	8,100	1.00	(1)	3/20/16	1.15	(46,000)	70,262	24,262

							$740,208	$(39,011)	$701,197

Credit Default Swaps — Buy Protection
							Upfront	Net
		Notional	Contract				Payments	Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Brazil	Bank of America	$280	1.00	%(1)	12/20/20	$10,239	$(9,414)	$825
Brazil	Bank of America	533	1.00	(1)	12/20/20	19,490	(18,732)	758
Brazil	Bank of America	1,217	1.00	(1)	12/20/20	44,502	(43,727)	775

39

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
							Upfront	Net
		Notional	Contract				Payments	Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Brazil	Bank of America	$4,600	1.00	%(1)	12/20/20	$168,209	$(141,369)	$26,840
Brazil	Barclays Bank PLC	1,430	1.00	(1)	12/20/20	52,289	(52,579)	(290)
Brazil	Barclays Bank PLC	35,000	1.00	(1)	6/20/21	1,398,849	(1,593,984)	(195,135)
Brazil	Citigroup Global Markets	2,400	1.00	(1)	9/20/20	83,556	(108,619)	(25,063)
Brazil	Citigroup Global Markets	270	1.00	(1)	12/20/20	9,873	(9,184)	689
Brazil	HSBC Bank USA	1,000	1.00	(1)	6/20/21	39,967	(43,981)	(4,014)
Brazil	Standard Chartered Bank	2,400	1.00	(1)	9/20/20	83,556	(91,879)	(8,323)
Brazil	Standard Chartered Bank	280	1.00	(1)	12/20/20	10,238	(9,524)	714
Egypt	Citigroup Global Markets	1,300	1.00	(1)	12/20/15	125,540	(81,190)	44,350
Egypt	Credit Suisse	2,130	1.00	(1)	12/20/15	205,694	(124,625)	81,069
Egypt	Credit Suisse	2,155	1.00	(1)	12/20/15	208,106	(134,598)	73,508
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	444,218	(215,543)	228,675
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	11,292	(24,303)	(13,011)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	7,905	(18,146)	(10,241)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	13,551	(44,279)	(30,728)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	18,226	(31,929)	(13,703)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	21,698	(48,042)	(26,344)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	8,679	(19,568)	(10,889)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	13,887	(17,318)	(3,431)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	13,887	(25,863)	(11,976)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	12,151	(19,536)	(7,385)
Philippines	Citigroup Global Markets	6,600	1.00	(1)	9/20/15	16,877	(160,045)	(143,168)
Philippines	Citigroup Global Markets	2,000	1.00	(1)	3/20/16	17,359	(31,409)	(14,050)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	5,647	(13,878)	(8,231)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	7,340	(16,878)	(9,538)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	12,986	(31,803)	(18,817)
Philippines	Goldman Sachs, Inc.	2,000	1.00	(1)	3/20/16	17,358	(32,311)	(14,953)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	5,646	(11,607)	(5,961)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	22,566	(44,378)	(21,812)
Russia	Bank of America	1,980	1.00	(1)	12/20/20	94,836	(126,373)	(31,537)
Russia	Barclays Bank PLC	990	1.00	(1)	12/20/20	47,419	(62,446)	(15,027)
South Africa	Bank of America	890	1.00	(1)	12/20/20	35,711	(33,055)	2,656
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	127,999	(129,957)	(1,958)
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	91,483	(84,367)	7,116
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	153,679	(150,212)	3,467
South Africa	Citigroup Global Markets	4,800	1.00	(1)	9/20/20	184,632	(295,573)	(110,941)
South Africa	Credit Suisse	890	1.00	(1)	12/20/20	35,712	(35,145)	567
South Africa	Credit Suisse	4,785	1.00	(1)	12/20/20	191,998	(198,562)	(6,564)
South Africa	Credit Suisse	2,000	1.00	(1)	12/20/20	80,249	(82,037)	(1,788)
South Africa	Credit Suisse	9,000	1.00	(1)	3/20/21	375,598	(461,303)	(85,705)
South Africa	Credit Suisse	8,100	1.00	(1)	3/20/21	338,038	(354,228)	(16,190)
Spain	Bank of America	2,400	1.00	(1)	9/20/20	233,177	(251,051)	(17,874)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	235,217	(221,874)	13,343
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	108,767	(107,953)	814
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	385,632	(389,946)	(4,314)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	316,416	(458,897)	(142,481)
Spain	Credit Suisse	2,200	1.00	(1)	3/20/21	221,198	(337,633)	(116,435)
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	346,080	(401,344)	(55,264)
Thailand	Bank of America	1,000	1.00	(1)	3/20/16	3,852	(4,540)	(688)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	5,393	(9,445)	(4,052)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	11,556	(2,730)	8,826
Thailand	Goldman Sachs, Inc.	4,100	1.00	(1)	3/20/16	15,793	(33,425)	(17,632)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	420	(37,839)	(37,419)

40

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
							Upfront	Net
		Notional	Contract				Payments	Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR 5,550	1.00	%(1)	6/20/16	$103,676	$(165,266)	$(61,590)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR 4,729	1.00	(1)	6/20/16	388,121	(373,141)	14,980
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR 12,565	1.00	(1)	6/20/16	1,031,419	(1,290,124)	(258,705)

						$8,295,452	$(9,368,707)	$(1,073,255)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $108,471,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
EUR - Euro

Cross-Currency Swaps
	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate
	(Currency	(Currency				Net
	Received)	Delivered)			Termination	Unrealized
Counterparty	(000’s omitted)	(000’s omitted)	Floating Rate	Fixed Rate	Date	Depreciation

Citigroup Global Markets	TRY 10,951	$7,200	3-Month USD-LIBOR-BBA	8.23%	9/3/20	$(316,991)
Citigroup Global Markets	TRY 5,133	3,216	3-Month USD-LIBOR-BBA	8.23	2/25/21	(150,997)
Deutsche Bank	TRY 18,836	11,832	3-Month USD-LIBOR-BBA	8.20	2/24/21	(564,186)

						$(1,032,174)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

41

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-related investments are used to enhance return.

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, options on futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $10,899,355. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,965,766 at April 30, 2011.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $11,668,249, with the highest amount from any one counterparty being $2,815,439. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $8,238,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2011 was as follows:

	Fair Value
			Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity	Exchange	Rate	Commodity

Securities of unaffiliated issues, at value	$—	$619,147	$—	$—	$5,280
Net unrealized appreciation*	—	—	—	9,953	624,458
Receivable for open and closed forward foreign currency exchange contracts	—	—	9,226,098	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	9,418,671	—	—	577,571	—

Total Asset Derivatives	$9,418,671	$619,147	$9,226,098	$587,524	$629,738

Net unrealized appreciation*	$—	$—	$—	$(609,521)	$(982,955)
Payable for open forward commodity contracts	—	—	—	—	(1,541,277)
Payable for open and closed forward foreign currency exchange contracts	—	—	(14,946,908)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(383,011)	—	—	(1,032,174)	—

Total Liability Derivatives	$(383,011)	$—	$(14,946,908)	$(1,641,695)	$(2,524,232)

42

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2011 was as follows:

			Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Equity	Exchange	Rate	Commodity

Net realized gain (loss) —
Financial futures contracts	$—	$—	$—	$(177,597)	$499,942
Swap contracts	(762,682)	—	116,679	(179,250)	—
Foreign currency and forward foreign currency exchange contract transactions	—	—	(5,587,828)	—	—

Total	$(762,682)	$—	$(5,471,149)	$(356,847)	$499,942

Change in unrealized appreciation (depreciation) —
Investments	$—	$(1,233,673)	$—	$—	$(36,420)
Financial futures contracts	—	—	—	(565,753)	(358,497)
Swap contracts	154,970	—	—	122,678	—
Forward commodity contracts	—	—	—	—	(1,541,277)
Foreign currency and forward foreign currency exchange contracts	—	—	(5,214,826)	—	—

Total	$154,970	$(1,233,673)	$(5,214,826)	$(443,075)	$(1,936,194)

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2011, which are indicative of the volume of these derivative types, were approximately $29,355,000, $3,102,000, $590,240,000 and $192,685,000, respectively.

The average number of purchased index options contracts and average number of purchased commodity options contracts outstanding during the six months ended April 30, 2011, which are indicative of the volume of these derivative types, were approximately 121,127,000 contracts and 6 contracts, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

7 Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

43

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$180,759,047	$—	$180,759,047
Precious Metals	33,112,502	—	—	33,112,502
Put Options Purchased	5,280	619,147	—	624,427
Short-Term Investments —
Foreign Government Securities	—	514,364,545	—	514,364,545
U.S. Treasury Obligations	—	6,680,462	—	6,680,462
Repurchase Agreements	—	31,508,764	—	31,508,764
Other Securities	—	35,790,870	—	35,790,870

Total Investments	$33,117,782	$769,722,835	$—	$802,840,617

Forward Foreign Currency Exchange Contracts	$—	$9,226,098	$—	$9,226,098
Swaps Contracts	—	9,996,242	—	9,996,242
Futures Contracts	634,411	—	—	634,411

Total	$33,752,193	$788,945,175	$—	$822,697,368

Liability Description

Securities Sold Short	$—	$(21,100,380)	$—	$(21,100,380)
Forward Commodity Contracts	—	(1,541,277)	—	(1,541,277)
Forward Foreign Currency Exchange Contracts	—	(14,946,908)	—	(14,946,908)
Swaps Contracts	—	(1,415,185)	—	(1,415,185)
Futures Contracts	(1,592,476)	—	—	(1,592,476)

Total	$(1,592,476)	$(39,003,750)	$—	$(40,596,226)

44

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on August 9, 2010, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”), a series of Eaton Vance Mutual Funds Trust, with Eaton Vance Management (“EVM”) and the investment advisory agreement of Global Macro Absolute Return Advantage Portfolio (the “Portfolio”) with Boston Management and Research (“BMR”). EVM and BMR are sometimes each referred to as an “Adviser” herein; EVM with respect to the Fund and BMR with respect to the Portfolio. EVM and BMR are affiliates. The Board reviewed information furnished with respect to the Fund and the Portfolio for the June 7, 2010 and August 9, 2010 meetings as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the Portfolio and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund and the Portfolio, and concerning fees charged by other advisers for managing funds similar to the Fund and the Portfolio;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund and the Portfolio, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund and the Portfolio, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Fund’s and the Portfolio’s brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of Fund and Portfolio assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund and the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;
•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by the Adviser and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser or the administrator; and
•	The terms of the investment advisory and administrative agreement of the Fund and the investment advisory agreement of the Portfolio.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the investment advisory and administrative agreement of the Fund with EVM and the investment advisory agreement of the Portfolio with BMR, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio.

45

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund and the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and to the Portfolio by BMR.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to the Fund and the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement of the Fund and the investment advisory agreement of the Portfolio.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates to be payable by the Fund and the Portfolio (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period. The Board noted that the Portfolio has established a wholly-owned subsidiary for the primary purpose of investing in commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory contract that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided to the Fund and the Portfolio by the Adviser, the Board concluded with respect to the Fund and the Portfolio that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and the Portfolio. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund and the Portfolio to share such benefits equitably.

46

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

47

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

48

Investment Adviser of Global Macro Absolute Return Advantage Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836-6/11	GMARADVSRC

Eaton Vance Tax-Managed Global Dividend Income Fund Semiannual Report
April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Tax-Managed Global Dividend Income Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	23
Officers and Trustees	26
Important Notices	27

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2011
Portfolio Managers Judith A. Saryan, CFA; Aamer Khan, CFA; John H. Croft, CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	EADIX	EBDIX	ECDIX	EIDIX
Inception Date	5/30/03	5/30/03	5/30/03	8/27/07

% Average Annual Total Returns at net asset value (NAV)

Six Months	11.73	11.23	11.33	11.87
One Year	16.69	15.86	15.85	16.98
Five Years	1.93	1.16	1.18	N.A.
Since Inception	6.32	5.52	5.54	-1.38

% SEC Average Annual Total Returns with maximum sales charge

Six Months	5.30	6.23	10.33	11.87
One Year	9.99	10.86	14.85	16.98
Five Years	0.73	0.85	1.18	N.A.
Since Inception	5.53	5.52	5.54	-1.38

% SEC After-Tax Returns with maximum sales charge[2]

Return After Taxes on Distributions

One Year	8.99	9.95	13.93	15.86
Five Years	-0.21	0.01	0.35	N.A.
Since Inception	4.65	4.76	4.77	2.20

Return After Taxes on Distributions and Sale of Fund Shares

One Year	7.39	7.88	10.47	12.02
Five Years	0.51	0.63	0.92	N.A.
Since Inception	4.69	4.71	4.72	-1.18

% Maximum Sales Charge	Class A	Class B	Class C	Class I

| | | |
	5.75	5.00	1.00	None

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

	1.19	1.94	1.94	0.94

% Comparative Performance[4]	Six Months	One Year	Five Years	Since Inception
				(5/30/03)

MSCI World Index*	14.75	18.25	2.32	8.33
Russell 1000 Value Index	17.29	15.24	1.40	7.03
Lipper Global Large-Cap Value Average*	12.83	15.92	-0.25	6.52
*Source: MSCI; Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2011
Fund Profile

Geographic Allocation5 (% of net assets)

Equity Sector Allocation (% of net assets)

Top 10 Holdings5 (% of net assets)

Nestle SA	3.3
BHP Billiton, Ltd.	3.1
Chevron Corp.	2.8
International Business Machines Corp.	2.7
Southern Copper Corp.	2.6
Accenture PLC, Class A	2.5
Fresenius Medical Care AG & Co. KGaA	2.5
McDonald’s Corp.	2.5
TJX Companies, Inc. (The)	2.3
British American Tobacco PLC	2.3

Total % of net assets	26.6

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2011
Endnotes and Additional Disclosures

1.
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.
After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

3.	Source: Fund prospectus.

4.
The Fund’s primary benchmark was changed to MSCI World Index to better reflect its investment strategy. MSCI World Index is an unmanaged index of equity securities in the developed markets. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Russell 1000 Value Index is an unmanaged index of 1,000 U.S. large-cap value stocks. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

5.	Excludes cash and cash equivalents.

4

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Class A	$1,000.00	$1,117.30	$6.09	1.16%
Class B	$1,000.00	$1,112.30	$10.00	1.91%
Class C	$1,000.00	$1,113.30	$10.01	1.91%
Class I	$1,000.00	$1,118.70	$4.78	0.91%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.81	1.16%
Class B	$1,000.00	$1,015.30	$9.54	1.91%
Class C	$1,000.00	$1,015.30	$9.54	1.91%
Class I	$1,000.00	$1,020.30	$4.56	0.91%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010.

5

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 75.7%

Security	Shares	Value

Aerospace & Defense — 1.2%

United Technologies Corp.	175,000	$15,676,500

		$15,676,500

Building Products — 1.1%

Compagnie de Saint-Gobain	200,000	$13,799,919

		$13,799,919

Chemicals — 3.1%

Air Products and Chemicals, Inc.	145,000	$13,850,400
BASF SE	250,000	25,670,972

		$39,521,372

Commercial Banks — 3.3%

DnB NOR ASA	1,446,000	$23,512,879
U.S. Bancorp	463,421	11,965,530
Wells Fargo & Co.	200,000	5,822,000

		$41,300,409

Communications Equipment — 2.0%

Telefonaktiebolaget LM Ericsson, Class B	1,650,000	$25,036,305

		$25,036,305

Construction & Engineering — 1.9%

Bouygues SA	487,000	$24,235,731

		$24,235,731

Diversified Telecommunication Services — 2.7%

Tele2 AB	1,000,000	$25,112,790
Telecom Italia SPA	7,000,000	9,026,602

		$34,139,392

Energy Equipment & Services — 4.0%

Schlumberger, Ltd.	250,000	$22,437,500
Seadrill, Ltd.	790,000	28,027,565

		$50,465,065

Food Products — 3.3%

Nestle SA	668,000	$41,461,680

		$41,461,680

Health Care Providers & Services — 2.5%

Fresenius Medical Care AG & Co. KGaA	401,000	$31,537,463

		$31,537,463

Hotels, Restaurants & Leisure — 3.5%

Carnival Corp.	320,000	$12,182,400
McDonald’s Corp.	400,000	31,324,000

		$43,506,400

Household Products — 2.1%

Henkel AG & Co. KGaA, PFC Shares	395,000	$26,929,043

		$26,929,043

Industrial Conglomerates — 1.2%

Siemens AG	100,000	$14,545,878

		$14,545,878

Insurance — 3.7%

AXA SA	900,000	$20,176,236
MetLife, Inc.	295,000	13,803,050
Prudential Financial, Inc.	200,000	12,684,000

		$46,663,286

IT Services — 5.2%

Accenture PLC, Class A	555,000	$31,707,150
International Business Machines Corp.	200,000	34,116,000

		$65,823,150

Media — 2.0%

Vivendi SA	814,000	$25,522,899

		$25,522,899

Metals & Mining — 6.0%

Antofagasta PLC	123,636	$2,843,448
BHP Billiton, Ltd. ADR	386,931	39,172,894
Southern Copper Corp.	880,000	32,964,800

		$74,981,142

Multi-Utilities — 2.2%

CMS Energy Corp.	875,000	$17,325,000
National Grid PLC	1,000,000	10,260,090

		$27,585,090

See Notes to Financial Statements.
6

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 7.3%

Chevron Corp.	327,000	$35,786,880
Exxon Mobil Corp.	250,000	22,000,000
Royal Dutch Shell PLC, Class A	330,000	12,854,044
Total SA	340,000	21,774,063

		$92,414,987

Pharmaceuticals — 2.3%

Merck & Co., Inc.	600,000	$21,570,000
Novartis AG	120,000	7,116,020

		$28,686,020

Road & Rail — 2.9%

Canadian National Railway Co.	270,000	$20,906,100
Union Pacific Corp.	150,000	15,520,500

		$36,426,600

Software — 4.3%

Microsoft Corp.	1,025,000	$26,670,500
Oracle Corp.	750,000	27,037,500

		$53,708,000

Specialty Retail — 2.3%

TJX Companies, Inc. (The)	535,000	$28,686,700

		$28,686,700

Tobacco — 3.7%

British American Tobacco PLC	650,000	$28,403,110
Philip Morris International, Inc.	267,000	18,540,480

		$46,943,590

Wireless Telecommunication Services — 1.9%

Vodafone Group PLC ADR	811,000	$23,616,320

		$23,616,320

Total Common Stocks
(identified cost $680,178,833)		$953,212,941

Preferred Stocks — 13.5%

Security	Shares	Value

Commercial Banks — 6.1%

Abbey National Capital Trust I, 8.963%(1)	1,750	$1,990,950
Barclays Bank PLC, 7.434%(1)(2)	9,200	9,876,016
BBVA International SA Unipersonal, 5.919%(1)	2,710	2,319,738
BNP Paribas, 7.195%(1)(2)	9,920	10,169,022
Credit Agricole SA/London, 6.637%(1)(2)	3,205	3,069,326
Farm Credit Bank of Texas, Series I, 10.00%	8,400	9,384,375
HSBC Capital Funding LP, 10.176%(1)(2)	3,250	4,530,844
JPMorgan Chase & Co., 7.90%(1)	2,080	2,293,764
KeyCorp, Series A, 7.75%	21,438	2,426,567
Landsbanki Islands HF, 7.431%(1)(2)(3)(4)(5)	14,750	0
Lloyds Banking Group PLC, 6.657%(1)(2)(3)	8,800	7,106,000
Royal Bank of Scotland Group PLC, 7.648%(1)	3,020	2,907,439
Royal Bank of Scotland Group PLC, Series F, 7.65%	150,660	3,653,505
Royal Bank of Scotland Group PLC, Series H, 7.25%	120,000	2,812,800
Standard Chartered PLC, 6.409%(1)(2)	53	5,366,033
Wells Fargo & Co., Class A, 7.50%	8,750	9,445,450

		$77,351,829

Consumer Finance — 0.8%

Ally Financial, Inc., Series A, 8.50%	381,675	$9,993,206

		$9,993,206

Diversified Financial Services — 1.4%

Heller Financial, Inc., Series D, 6.95%	34,000	$3,449,939
PPTT, 2006-A GS, Class A, 6.063%(1)(2)	70	14,190,498

		$17,640,437

Electric Utilities — 1.5%

Entergy Arkansas, Inc., 6.45%	51,500	$1,260,143
Entergy Louisiana, LLC, 6.95%	50,600	5,077,396
Southern California Edison Co., 6.00%	15,000	1,424,063
Southern California Edison Co., Series D, 6.50%	62,100	6,178,950
Virginia Electric and Power Co., 6.12%	48	4,882,684

		$18,823,236

Food Products — 0.1%

Ocean Spray Cranberries, Inc., 6.25%(2)	13,250	$1,100,993

		$1,100,993

Insurance — 2.5%

Aegon NV, 6.375%	64,485	$1,499,921
Arch Capital Group, Ltd., Series A, 8.00%	185,500	4,696,860
Aspen Insurance Holdings, Ltd., 7.401%(1)	48,300	1,200,738
AXA SA, 6.379%(1)(2)	4,250	4,059,851
AXA SA, 6.463%(1)(2)	6,538	6,182,169

See Notes to Financial Statements.
7

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)

ING Capital Funding Trust III, 3.907%(1)	10,550	$10,529,449
RAM Holdings, Ltd., Series A, 7.50%(1)	5,000	2,750,312

		$30,919,300

Real Estate Investment Trusts (REITs) — 1.1%

CapLease, Inc., Series A, 8.125%	225,000	$5,559,750
Cedar Shopping Centers, Inc., Series A, 8.875%	121,974	3,096,920
Developers Diversified Realty Corp., Series I, 7.50%	107,500	2,691,800
Sunstone Hotel Investors, Inc., Series D, 8.00%	92,700	2,276,944

		$13,625,414

Total Preferred Stocks
(identified cost $179,978,323)		$169,454,415

Corporate Bonds & Notes — 7.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Commercial Banks — 2.6%

Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(6)(7)	$8,600	$8,978,400
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(6)(7)	1,500	1,481,250
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(2)(6)	6,320	7,380,894
HBOS Capital Funding, LP, 6.071% to 6/30/14, 6/29/49(2)(6)	2,245	2,110,300
Northgroup Preferred Capital Corp., 6.378% to 10/15/17, 1/29/49(2)(6)	4,900	4,785,213
PNC Preferred Funding Trust II, 6.113% to 3/15/12, 3/29/49(2)(6)	8,400	7,393,487

		$32,129,544

Electric Utilities — 1.6%

Energisa SA, 9.50%, 1/29/49(2)	$2,610	$2,766,600
Integrys Energy Group, Inc., 6.11% to 12/1/16, 12/1/66(6)	6,800	6,705,793
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(6)	10,200	10,148,439

		$19,620,832

Insurance — 1.4%

MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/39(6)(7)	$3,865	$5,463,978
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(2)(6)	2,290	2,075,944
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(6)	11,085	10,641,600

		$18,181,522

Pipelines — 1.0%

Enbridge Energy Partners, LP, 8.05% to 10/1/17, 10/1/37, 10/1/77(6)(7)	$2,750	$3,008,623
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(6)	2,975	2,981,694
Southern Union Co., 7.20% to 11/1/11, 11/1/66(6)	7,000	6,912,500

		$12,902,817

Retail-Food and Drug — 0.5%

CVS Caremark Corp., 6.302% to 6/1/12, 6/1/37, 6/1/62(6)(7)	$7,000	$6,931,764

		$6,931,764

Total Corporate Bonds & Notes
(identified cost $82,013,361)		$89,766,479

Short-Term Investments — 2.3%

	Interest
Description	(000’s Omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(8)	$29,124	$29,124,411

Total Short-Term Investments
(identified cost $29,124,411)		$29,124,411

Total Investments — 98.6%
(identified cost $971,294,928)		$1,241,558,246

Other Assets, Less Liabilities — 1.4%		$18,154,782

Net Assets — 100.0%		$1,259,713,028

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
PFC Shares	- Preference Shares
PPTT	- Preferred Pass-Through Trust

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2011.

See Notes to Financial Statements.
8

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $92,163,190 or 7.3% of the Fund’s net assets.

(3)	Non-income producing security.

(4)	Defaulted security.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Security converts to floating rate after the indicated fixed-rate coupon period.

(7)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

Country Concentration

	Percentage
Country	of Net Assets	Value

United States	58.1%	$732,313,511
France	9.0	112,889,742
Germany	7.8	98,683,356
United Kingdom	5.0	62,937,297
Sweden	4.0	50,149,095
Switzerland	3.9	48,577,700
Ireland	2.5	31,707,150
Bermuda	2.3	29,228,303
Norway	1.9	23,512,879
Cayman Islands	0.9	10,641,600
Italy	0.7	9,026,602
Brazil	0.2	2,766,600
Iceland	0.0	0

Long-Term Investments	96.3%	$1,212,433,835

Short-Term Investments		$29,124,411

Total Investments		$1,241,558,246

See Notes to Financial Statements.
9

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $942,170,517)	$1,212,433,835
Affiliated investment, at value (identified cost, $29,124,411)	29,124,411
Foreign currency, at value (identified cost, $1,305,671)	1,302,121
Dividends and interest receivable	5,648,942
Interest receivable from affiliated investment	2,810
Receivable for investments sold	50,399,726
Receivable for Fund shares sold	1,665,750
Tax reclaims receivable	3,797,152

Total assets	$1,304,374,747

Liabilities

Payable for investments purchased	$40,273,353
Payable for Fund shares redeemed	2,726,508
Payable to affiliates:
Investment adviser fee	637,058
Distribution and service fees	560,660
Administration fee	151,559
Trustees’ fees	3,322
Accrued expenses	309,259

Total liabilities	$44,661,719

Net Assets	$1,259,713,028

Sources of Net Assets

Paid-in capital	$1,616,627,763
Accumulated net realized loss	(628,392,459)
Accumulated undistributed net investment income	773,554
Net unrealized appreciation	270,704,170

Total	$1,259,713,028

Class A Shares

Net Assets	$652,082,846
Shares Outstanding	62,060,116
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.51
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.15

Class B Shares

Net Assets	$86,161,124
Shares Outstanding	8,218,986
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.48

Class C Shares

Net Assets	$448,967,268
Shares Outstanding	42,818,294
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.49

Class I Shares

Net Assets	$72,501,790
Shares Outstanding	6,896,163
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.51

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
10

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends (net of foreign taxes, $2,227,372)	$36,557,297
Interest	3,476,304
Interest allocated from affiliated investment	8,673
Expenses allocated from affiliated investment	(524)

Total investment income	$40,041,750

Expenses

Investment adviser fee	$3,810,423
Administration fee	906,116
Distribution and service fees
Class A	785,659
Class B	416,020
Class C	2,165,735
Trustees’ fees and expenses	19,884
Custodian fee	119,898
Transfer and dividend disbursing agent fees	444,288
Legal and accounting services	36,530
Printing and postage	66,160
Registration fees	39,985
Miscellaneous	32,570

Total expenses	$8,843,268

Deduct —
Reduction of custodian fee	$128

Total expense reductions	$128

Net expenses	$8,843,140

Net investment income	$31,198,610

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$38,655,959
Investment transactions allocated from affiliated investment	104
Foreign currency transactions	356,747

Net realized gain	$39,012,810

Change in unrealized appreciation (depreciation) —
Investments	$63,263,252
Foreign currency	242,801

Net change in unrealized appreciation (depreciation)	$63,506,053

Net realized and unrealized gain	$102,518,863

Net increase in net assets from operations	$133,717,473

See Notes to Financial Statements.
11

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$31,198,610	$61,759,389
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	39,012,810	(23,631,577)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	63,506,053	105,326,607

Net increase in net assets from operations	$133,717,473	$143,454,419

Distributions to shareholders —
From net investment income
Class A	$(16,726,348)	$(37,409,049)
Class B	(1,908,723)	(4,340,401)
Class C	(9,928,161)	(22,168,726)
Class I	(1,778,163)	(2,370,635)

Total distributions to shareholders	$(30,341,395)	$(66,288,811)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$42,774,864	$125,910,027
Class B	3,211,816	8,313,402
Class C	24,794,836	58,229,707
Class I	19,015,212	57,662,846
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	12,223,984	27,009,095
Class B	1,211,744	2,803,381
Class C	5,900,038	12,802,502
Class I	1,158,686	1,420,801
Cost of shares redeemed
Class A	(106,958,723)	(219,303,807)
Class B	(8,974,442)	(17,500,748)
Class C	(61,646,823)	(107,522,063)
Class I	(10,512,038)	(24,206,977)
Net asset value of shares exchanged
Class A	1,728,589	3,023,116
Class B	(1,728,589)	(3,023,116)

Net decrease in net assets from Fund share transactions	$(77,800,846)	$(74,381,834)

Net increase in net assets	$25,575,232	$2,783,774

Net Assets

At beginning of period	$1,234,137,796	$1,231,354,022

At end of period	$1,259,713,028	$1,234,137,796

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$773,554	$(83,661)

See Notes to Financial Statements.
12

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011						Period Ended		Year Ended
	(Unaudited)		2010	2009	2008	2007	October 31, 2006(1)		April 30, 2006

Net asset value — Beginning of period	$9.660		$9.050	$8.830	$14.520	$13.400	$12.990		$11.820

Income (Loss) From Operations

Net investment income(2)	$0.268		$0.494	$0.523	$0.862	$0.810	$0.239		$0.922
Net realized and unrealized gain (loss)	0.844		0.644	0.311	(5.751)	1.080	0.534		0.889

Total income (loss) from operations	$1.112		$1.138	$0.834	$(4.889)	$1.890	$0.773		$1.811

Less Distributions

From net investment income	$(0.262)		$(0.528)	$(0.614)	$(0.801)	$(0.770)	$(0.363)		$(0.641)

Total distributions	$(0.262)		$(0.528)	$(0.614)	$(0.801)	$(0.770)	$(0.363)		$(0.641)

Net asset value — End of period	$10.510		$9.660	$9.050	$8.830	$14.520	$13.400		$12.990

Total Return(3)	11.73	%(4)	12.99%	10.49%	(35.08)%	14.47%	6.14	%(4)	15.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$652,083		$648,656	$670,392	$673,782	$1,141,383	$659,950		$452,785
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.16	%(6)	1.19%	1.21%	1.15%	1.14%	1.19	%(6)	1.21	%(7)
Net investment income	5.47	%(6)	5.34%	6.38%	7.00%	5.72%	3.69	%(6)	7.49%
Portfolio Turnover	51	%(4)	127%	101%	181%	139%	46	%(4)	247%

(1)	For the six month period ended October 31, 2006. During the period ended October 31, 2006, the Fund changed its fiscal year end from April 30 to October 31.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.01% of average daily net assets for the year ended April 30, 2006). Absent this waiver and/or subsidy, total return would have been lower.

See Notes to Financial Statements.
13

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2011						Period Ended		Year Ended
	(Unaudited)		2010	2009	2008	2007	October 31, 2006(1)		April 30, 2006

Net asset value — Beginning of period	$9.640		$9.030	$8.820	$14.490	$13.370	$12.960		$11.790

Income (Loss) From Operations

Net investment income(2)	$0.230		$0.424	$0.463	$0.772	$0.716	$0.200		$0.801
Net realized and unrealized gain (loss)	0.835		0.645	0.300	(5.736)	1.064	0.526		0.919

Total income (loss) from operations	$1.065		$1.069	$0.763	$(4.964)	$1.780	$0.726		$1.720

Less Distributions

From net investment income	$(0.225)		$(0.459)	$(0.553)	$(0.706)	$(0.660)	$(0.316)		$(0.550)

Total distributions	$(0.225)		$(0.459)	$(0.553)	$(0.706)	$(0.660)	$(0.316)		$(0.550)

Net asset value — End of period	$10.480		$9.640	$9.030	$8.820	$14.490	$13.370		$12.960

Total Return(3)	11.23	%(4)	12.18%	9.57%	(35.51)%	13.62%	5.76	%(4)	14.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$86,161		$85,354	$89,245	$97,996	$181,741	$143,731		$120,272
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.91	%(6)	1.94%	1.96%	1.90%	1.89%	1.94	%(6)	1.96	%(7)
Net investment income	4.71	%(6)	4.59%	5.67%	6.26%	5.08%	3.11	%(6)	6.53%
Portfolio Turnover	51	%(4)	127%	101%	181%	139%	46	%(4)	247%

(1)	For the six month period ended October 31, 2006. During the period ended October 31, 2006, the Fund changed its fiscal year end from April 30 to October 31.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.01% of average daily net assets for the year ended April 30, 2006). Absent this waiver and/or subsidy, total return would have been lower.

See Notes to Financial Statements.
14

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011						Period Ended		Year Ended
	(Unaudited)		2010	2009	2008	2007	October 31, 2006(1)		April 30, 2006

Net asset value — Beginning of period	$9.640		$9.030	$8.820	$14.500	$13.370	$12.960		$11.800

Income (Loss) From Operations

Net investment income(2)	$0.231		$0.423	$0.460	$0.769	$0.704	$0.192		$0.817
Net realized and unrealized gain (loss)	0.844		0.646	0.303	(5.742)	1.086	0.534		0.893

Total income (loss) from operations	$1.075		$1.069	$0.763	$(4.973)	$1.790	$0.726		$1.710

Less Distributions

From net investment income	$(0.225)		$(0.459)	$(0.553)	$(0.707)	$(0.660)	$(0.316)		$(0.550)

Total distributions	$(0.225)		$(0.459)	$(0.553)	$(0.707)	$(0.660)	$(0.316)		$(0.550)

Net asset value — End of period	$10.490		$9.640	$9.030	$8.820	$14.500	$13.370		$12.960

Total Return(3)	11.33	%(4)	12.18%	9.57%	(35.51)%	13.63%	5.76	%(4)	14.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$448,967		$442,969	$451,078	$458,907	$779,330	$490,056		$350,758
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.91	%(6)	1.94%	1.96%	1.90%	1.89%	1.94	%(6)	1.96	%(7)
Net investment income	4.72	%(6)	4.58%	5.63%	6.25%	4.98%	2.98	%(6)	6.65%
Portfolio Turnover	51	%(4)	127%	101%	181%	139%	46	%(4)	247%

(1)	For the six month period ended October 31, 2006. During the period ended October 31, 2006, the Fund changed its fiscal year end from April 30 to October 31.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.01% of average daily net assets for the year ended April 30, 2006). Absent this waiver and/or subsidy, total return would have been lower.

See Notes to Financial Statements.
15

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2011					Period Ended
	(Unaudited)		2010	2009	2008	October 31, 2007(1)

Net asset value — Beginning of period	$9.660		$9.050	$8.840	$14.530	$14.100

Income (Loss) From Operations

Net investment income(2)	$0.285		$0.518	$0.479	$0.681	$0.054
Net realized and unrealized gain (loss)	0.839		0.643	0.365	(5.538)	0.514

Total income (loss) from operations	$1.124		$1.161	$0.844	$(4.857)	$0.568

Less Distributions

From net investment income	$(0.274)		$(0.551)	$(0.634)	$(0.833)	$(0.138)

Total distributions	$(0.274)		$(0.551)	$(0.634)	$(0.833)	$(0.138)

Net asset value — End of period	$10.510		$9.660	$9.050	$8.840	$14.530

Total Return(3)	11.87	%(4)	13.27%	10.63%	(34.84)%	4.04	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$72,502		$57,160	$20,639	$1,773	$453
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.91	%(6)	0.94%	0.94%	0.90%	0.89	%(6)
Net investment income	5.82	%(6)	5.63%	5.71%	5.95%	2.06	%(6)
Portfolio Turnover	51	%(4)	127%	101%	181%	139	%(4)

(1)	For the period from the start of business, August 27, 2007, to October 31, 2007.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.
16

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve after-tax total return by investing primarily in a diversified portfolio of common and preferred stocks. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

17

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $651,942,179 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2011 ($252,492), October 31, 2012 ($2,039,433), October 31, 2013 ($4,586,180), October 31, 2014 ($31,957,656), October 31, 2015 ($6,082,839), October 31, 2016 ($324,890,175), October 31, 2017 ($258,617,823) and October 31, 2018 ($23,515,581).

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain

18

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.60% from $1 billion up to $2.5 billion and at reduced rates on daily net assets of $2.5 billion or more, and is payable monthly. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Fund’s investment adviser fee amounted to $3,810,423 or 0.63% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2011, the administration fee amounted to $906,116. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $21,247 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $70,877 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $785,659 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $312,015 and $1,624,301 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $5,400,000 and $48,200,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $104,005 and $541,434 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are

19

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $1,300, $85,000 and $12,300 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $523,259,087 and $640,200,435, respectively, for the six months ended April 30, 2011.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	4,336,123	13,462,214
Issued to shareholders electing to receive payments of distributions in Fund shares	1,243,852	2,915,093
Redemptions	(10,856,467)	(23,644,245)
Exchange from Class B shares	175,845	323,496

Net decrease	(5,100,647)	(6,943,442)

	Six Months Ended
	April 30, 2011	Year Ended
Class B	(Unaudited)	October 31, 2010

Sales	325,765	890,374
Issued to shareholders electing to receive payments of distributions in Fund shares	123,539	303,285
Redemptions	(911,602)	(1,898,127)
Exchange to Class A shares	(176,228)	(324,174)

Net decrease	(638,526)	(1,028,642)

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	2,521,164	6,263,517
Issued to shareholders electing to receive payments of distributions in Fund shares	601,305	1,384,706
Redemptions	(6,263,499)	(11,648,460)

Net decrease	(3,141,030)	(4,000,237)

20

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2011	Year Ended
Class I	(Unaudited)	October 31, 2010

Sales	1,932,313	6,139,973
Issued to shareholders electing to receive payments of distributions in Fund shares	117,705	154,612
Redemptions	(1,068,651)	(2,659,824)

Net increase	981,367	3,634,761

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$987,380,144

Gross unrealized appreciation	$274,886,837
Gross unrealized depreciation	(20,708,735)

Net unrealized appreciation	$254,178,102

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

10 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$72,193,101	$25,522,898		$—	$97,715,999
Consumer Staples	18,540,480	96,793,833		—	115,334,313
Energy	80,224,380	62,655,672		—	142,880,052
Financials	44,274,580	43,689,115		—	87,963,695
Health Care	21,570,000	38,653,483		—	60,223,483
Industrials	52,103,100	52,581,528		—	104,684,628
Information Technology	119,531,150	25,036,305		—	144,567,455
Materials	85,988,094	28,514,420		—	114,502,514
Telecommunication Services	23,616,320	34,139,392		—	57,755,712
Utilities	17,325,000	10,260,090		—	27,585,090

Total Common Stocks	$535,366,205	$417,846,736	*	$—	$953,212,941

Preferred Stocks
Consumer Staples	$—	$1,100,993		$—	$1,100,993
Financials	37,084,311	112,445,875		0	149,530,186
Utilities	—	18,823,236		—	18,823,236

Total Preferred Stocks	$37,084,311	$132,370,104		$0	$169,454,415

Corporate Bonds & Notes	$—	$89,766,479		$—	$89,766,479
Short-Term Investments	—	29,124,411		—	29,124,411

Total	$572,450,516	$669,107,730		$0	$1,241,558,246

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the six months ended April 30, 2011 to require a reconciliation of Level 3 investments. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

22

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

23

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax-Managed Global Dividend Income Fund (formerly Eaton Vance Tax-Managed Dividend Income Fund) (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stock. In particular, the Board evaluated the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

24

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees (including administrative fees) and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

25

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Dividend Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Dividend Income Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

26

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1857-6/11	TMDISRC

Eaton Vance Tax-Managed International Equity Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Tax-Managed International Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32
EX-99.CERT Section 302 Certification
EX-99.906CERT Section 906 Certification

Eaton Vance
Tax-Managed International Equity Fund
April 30, 2011
Portfolio Managers Edward R. Allen, III, CFA; Thomas N. Hunt, III, CFA
Performance 1

	Class A	Class B	Class C	Class I
Symbol	ETIGX	EMIGX	ECIGX	EITIX
Inception Date	4/22/98	4/22/98	4/22/98	9/2/08

% Average Annual Total Returns at net asset value (NAV)

Six Months	12.50	12.13	12.24	12.76
One Year	15.50	14.69	14.70	15.90
Five Years	-0.57	-1.30	-1.28	N.A.
Ten Years	0.43	-0.32	-0.30	N.A.
Since Inception	0.53	-0.22	-0.23	-3.62

% SEC Average Annual Total Returns with maximum sales charge

Six Months	6.05	7.13	11.24	12.76
One Year	8.82	9.69	13.70	15.90
Five Years	-1.74	-1.69	-1.28	N.A.
Ten Years	-0.16	-0.32	-0.30	N.A.
Since Inception	0.07	-0.22	-0.23	-3.62

% SEC After-Tax Returns with maximum sales charge[2]

Return After Taxes on Distributions

One Year	8.86	9.71	13.73	15.95
Five Years	-1.66	-1.57	-1.17	N.A.
Ten Years	-0.05	-0.19	-0.17	N.A.
Since Inception	0.13	-0.13	-0.13	-2.77

Return After Taxes on Distributions and Sale of Fund Shares

One Year	6.37	6.64	9.31	11.14
Five Years	-1.19	-1.25	-0.87	N.A.
Ten Years	0.08	-0.11	-0.07	N.A.
Since Inception	0.22	-0.07	-0.06	-2.06

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	5.75	5.00	1.00	None

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

	1.68	2.43	2.43	1.43

% Comparative Performance[4]	Six Months	One Year	Five Years	Ten Years

MSCI EAFE Index*	12.71	19.18	1.53	5.29
Lipper International Large-Cap Core Funds Average**	12.44	19.68	1.11	4.50

* Source: MSCI

** Source: Lipper
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Managed International Equity Fund
April 30, 2011
Fund Profile5

Geographic Allocation6 (% of net assets)

Sector Allocation6 (% of net assets)

Top 10 Holdings6 (% of net assets)

Keppel Corp., Ltd.	4.0
British American Tobacco PLC	3.6
BT Group PLC	3.2
DBS Group Holdings, Ltd.	2.8
Novartis AG	2.8
Nestle SA	2.7
BASF SE	2.7
Volvo AB	2.6
Bayerische Motoren Werke AG	2.6
Total SA	2.4

Total % of net assets	29.4

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Tax-Managed International Equity Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Prior to January 1, 2011, Class A and Class I shares were subject to a 1% redemption fee on redemptions or exchanges within 90 days of settlement of purchase. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares

2.	After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

3.	Source: Fund prospectus.

4.	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

5.	The Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings. Fund profile is subject to change due to active management.

6.	Excludes cash and cash equivalents.

4

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Class A	$1,000.00	$1,125.00	$9.01	1.71%
Class B	$1,000.00	$1,121.30	$12.99	2.47%
Class C	$1,000.00	$1,122.40	$12.95	2.46%
Class I	$1,000.00	$1,127.60	$7.75	1.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.30	$8.55	1.71%
Class B	$1,000.00	$1,012.50	$12.33	2.47%
Class C	$1,000.00	$1,012.60	$12.28	2.46%
Class I	$1,000.00	$1,017.50	$7.35	1.47%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $66,985,485)	$78,342,312
Receivable for Fund shares sold	238,707
Miscellaneous receivable	111,045

Total assets	$78,692,064

Liabilities

Payable for Fund shares redeemed	$205,264
Payable to affiliates:
Distribution and service fees	28,811
Trustees’ fees	42
Accrued expenses	29,591

Total liabilities	$263,708

Net Assets	$78,428,356

Sources of Net Assets

Paid-in capital	$157,219,717
Accumulated net realized loss from Portfolio	(90,016,606)
Accumulated distributions in excess of net investment income	(131,582)
Net unrealized appreciation from Portfolio	11,356,827

Total	$78,428,356

Class A Shares

Net Assets	$54,965,856
Shares Outstanding	5,601,794
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.81
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.41

Class B Shares

Net Assets	$3,069,561
Shares Outstanding	324,480
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.46

Class C Shares

Net Assets	$19,461,994
Shares Outstanding	2,089,312
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.32

Class I Shares

Net Assets	$930,945
Shares Outstanding	94,978
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.80

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends allocated from Portfolio (net of foreign taxes, $149,139)	$932,401
Interest allocated from Portfolio	142
Expenses allocated from Portfolio	(443,618)

Total investment income from Portfolio	$488,925

Expenses

Distribution and service fees
Class A	$70,706
Class B	15,602
Class C	96,520
Trustees’ fees and expenses	251
Custodian fee	11,933
Transfer and dividend disbursing agent fees	64,469
Legal and accounting services	10,852
Printing and postage	20,603
Registration fees	23,233
Miscellaneous	6,494

Total expenses	$320,663

Net investment income	$168,262

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$899,533
Foreign currency transactions	(13,768)

Net realized gain	$885,765

Change in unrealized appreciation (depreciation) —
Investments	$8,102,557
Foreign currency	31,296

Net change in unrealized appreciation (depreciation)	$8,133,853

Net realized and unrealized gain	$9,019,618

Net increase in net assets from operations	$9,187,880

See Notes to Financial Statements.
7

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$168,262	$775,897
Net realized gain from investment and foreign currency transactions	885,765	14,229,905
Net change in unrealized appreciation (depreciation) from investments and foreign currency	8,133,853	(10,335,162)

Net increase in net assets from operations	$9,187,880	$4,670,640

Distributions to shareholders —
From net investment income
Class A	$(930,902)	$(1,328,389)
Class B	(27,883)	(46,735)
Class C	(201,093)	(282,359)
Class I	(10,987)	(22,693)

Total distributions to shareholders	$(1,170,865)	$(1,680,176)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,622,186	$21,663,941
Class B	59,121	189,584
Class C	680,228	1,704,766
Class I	567,327	4,975,458
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	793,055	1,180,623
Class B	24,457	41,435
Class C	165,091	228,539
Class I	3,767	2,790
Cost of shares redeemed
Class A	(30,120,229)	(29,397,949)
Class B	(335,767)	(1,126,993)
Class C	(3,758,130)	(7,592,953)
Class I	(317,923)	(5,753,011)
Net asset value of shares exchanged
Class A	328,699	1,625,654
Class B	(328,699)	(1,625,654)
Redemption fees	970	9,168

Net decrease in net assets from Fund share transactions	$(27,615,847)	$(13,874,602)

Net decrease in net assets	$(19,598,832)	$(10,884,138)

Net Assets

At beginning of period	$98,027,188	$108,911,326

At end of period	$78,428,356	$98,027,188

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(131,582)	$871,021

See Notes to Financial Statements.
8

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009		2008	2007		2006

Net asset value — Beginning of period	$8.870		$8.600	$7.530		$14.970	$11.080		$8.670

Income (Loss) From Operations

Net investment income(1)	$0.028		$0.080	$0.121		$0.205	$0.266	(2)	$0.082
Net realized and unrealized gain (loss)	1.067		0.340	1.078		(7.470)	3.731		2.403

Total income (loss) from operations	$1.095		$0.420	$1.199		$(7.265)	$3.997		$2.485

Less Distributions

From net investment income	$(0.155)		$(0.151)	$(0.129)		$(0.176)	$(0.107)		$(0.075)

Total distributions	$(0.155)		$(0.151)	$(0.129)		$(0.176)	$(0.107)		$(0.075)

Redemption fees(1)	$0.000	(3)	$0.001	$0.000	(3)	$0.001	$0.000	(3)	$0.000 (3)

Net asset value — End of period	$9.810		$8.870	$8.600		$7.530	$14.970		$11.080

Total Return(4)	12.50	%(5)	4.89%	16.22%		(49.06)%	36.35%		28.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$54,966		$73,731	$76,284		$92,173	$125,311		$59,486
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.71	%(8)	1.68%	1.73	%(9)	1.54%	1.57%		1.67%
Net investment income	0.62	%(8)	0.95%	1.67%		1.67%	2.12	%(2)	0.81%
Portfolio Turnover of the Portfolio	25	%(5)	72%	57%		34%	23%		25%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.132 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 1.07%.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.

See Notes to Financial Statements.
9

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009		2008	2007		2006

Net asset value — Beginning of period	$8.510		$8.250	$7.140		$14.200	$10.510		$8.230

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.005)		$0.017	$0.066		$0.098	$0.132	(2)	$0.008
Net realized and unrealized gain (loss)	1.031		0.315	1.044		(7.094)	3.573		2.281

Total income (loss) from operations	$1.026		$0.332	$1.110		$(6.996)	$3.705		$2.289

Less Distributions

From net investment income	$(0.076)		$(0.073)	$—		$(0.065)	$(0.015)		$(0.009)

Total distributions	$(0.076)		$(0.073)	$—		$(0.065)	$(0.015)		$(0.009)

Redemption fees(1)	$0.000	(3)	$0.001	$0.000	(3)	$0.001	$0.000	(3)	$0.000 (3)

Net asset value — End of period	$9.460		$8.510	$8.250		$7.140	$14.200		$10.510

Total Return(4)	12.13	%(5)	4.15%	15.41%		(49.47)%	35.29%		27.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,070		$3,319	$5,775		$9,717	$31,892		$29,214
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.47	%(8)	2.43%	2.49	%(9)	2.29%	2.32%		2.42%
Net investment income (loss)	(0.11	)%(8)	0.21%	0.95%		0.82%	1.12	%(2)	0.08%
Portfolio Turnover of the Portfolio	25	%(5)	72%	57%		34%	23%		25%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.097 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.29%.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.

See Notes to Financial Statements.
10

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009		2008	2007		2006

Net asset value — Beginning of period	$8.390		$8.150	$7.100		$14.150	$10.500		$8.220

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.004)		$0.017	$0.063		$0.105	$0.156	(2)	$0.009
Net realized and unrealized gain (loss)	1.023		0.314	1.024		(7.060)	3.536		2.287

Total income (loss) from operations	$1.019		$0.331	$1.087		$(6.955)	$3.692		$2.296

Less Distributions

From net investment income	$(0.089)		$(0.092)	$(0.037)		$(0.096)	$(0.042)		$(0.016)

Total distributions	$(0.089)		$(0.092)	$(0.037)		$(0.096)	$(0.042)		$(0.016)

Redemption fees(1)	$0.000	(3)	$0.001	$0.000	(3)	$0.001	$0.000	(3)	$0.000 (3)

Net asset value — End of period	$9.320		$8.390	$8.150		$7.100	$14.150		$10.500

Total Return(4)	12.24	%(5)	4.07%	15.40%		(49.46)%	35.27%		27.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,462		$20,359	$25,599		$29,444	$53,180		$28,225
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.46	%(8)	2.43%	2.48	%(9)	2.29%	2.32%		2.42%
Net investment income (loss)	(0.09	)%(8)	0.21%	0.91%		0.90%	1.32	%(2)	0.09%
Portfolio Turnover of the Portfolio	25	%(5)	72%	57%		34%	23%		25%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.119 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.31%.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.

See Notes to Financial Statements.
11

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2011					Period Ended
	(Unaudited)		2010	2009		October 31, 2008(1)

Net asset value — Beginning of period	$8.870		$8.600	$7.530		$11.490

Income (Loss) From Operations

Net investment income(2)	$0.045		$0.077	$0.157		$0.003
Net realized and unrealized gain (loss)	1.070		0.363	1.072		(3.963)

Total income (loss) from operations	$1.115		$0.440	$1.229		$(3.960)

Less Distributions

From net investment income	$(0.185)		$(0.171)	$(0.159)		$—

Total distributions	$(0.185)		$(0.171)	$(0.159)		$—

Redemption fees(2)	$0.000	(3)	$0.001	$0.000	(3)	$0.000	(3)

Net asset value — End of period	$9.800		$8.870	$8.600		$7.530

Total Return(4)	12.76	%(5)	5.13%	16.69%		(34.46	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$931		$618	$1,253		$101
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.47	%(8)	1.43%	1.48	%(9)	1.23	%(8)
Net investment income	1.00	%(8)	0.94%	2.11%		0.25	%(8)
Portfolio Turnover of the Portfolio	25	%(5)	72%	57%		34	%(10)

(1)	For the period from the start of business, September 2, 2008, to October 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.
(10)	For the Portfolio’s year ended October 31, 2008.

See Notes to Financial Statements.
12

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed International Equity Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (51.6% at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $89,335,208 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2011 ($39,935,051), October 31, 2016 ($12,569,600) and October 31, 2017 ($36,830,557).

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Redemption Fees — Upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

13

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

J Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $3,889 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,663 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $70,706 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $11,702 and $72,390 for Class B and Class C shares, respectively, representing 0.75% of the average daily net assets of Class B and Class C shares. At April 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $4,309,000 and $10,561,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $3,900 and $24,130 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C

14

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $1,000, $2,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,136,070 and $31,268,235, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	503,199	2,562,461
Issued to shareholders electing to receive payments of distributions in Fund shares	88,117	132,953
Redemptions	(3,342,049)	(3,438,247)
Exchange from Class B shares	36,109	190,588

Net decrease	(2,714,624)	(552,245)

	Six Months Ended
	April 30, 2011	Year Ended
Class B	(Unaudited)	October 31, 2010

Sales	6,726	22,598
Issued to shareholders electing to receive payments of distributions in Fund shares	2,814	4,835
Redemptions	(37,789)	(139,413)
Exchange to Class A shares	(37,510)	(198,189)

Net decrease	(65,759)	(310,169)

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	77,721	209,274
Issued to shareholders electing to receive payments of distributions in Fund shares	19,286	27,014
Redemptions	(434,219)	(949,686)

Net decrease	(337,212)	(713,398)

15

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2011	Year Ended
Class I	(Unaudited)	October 31, 2010

Sales	60,263	660,938
Issued to shareholders electing to receive payments of distributions in Fund shares	420	315
Redemptions	(35,353)	(737,291)

Net increase (decrease)	25,330	(76,038)

For the six months ended April 30, 2011 and the year ended October 31, 2010, the Fund received $970 and $9,168, respectively, in redemption fees.

16

Tax-Managed International Equity Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value

Automobiles — 6.2%

Bayerische Motoren Werke AG	41,300	$3,888,336
Fiat SpA	78,400	837,197
Honda Motor Co., Ltd.	57,000	2,191,314
Nissan Motor Co., Ltd.	253,900	2,442,902

		$9,359,749

Beverages — 2.2%

Anheuser-Busch InBev NV ADR	24,400	$1,560,868
Fomento Economico Mexicano SA de CV ADR	27,600	1,736,040

		$3,296,908

Capital Markets — 1.6%

3i Group PLC	195,000	$914,502
UBS AG(1)	75,900	1,518,954

		$2,433,456

Chemicals — 4.6%

Agrium, Inc.	33,200	$3,002,276
BASF SE(1)	39,400	4,045,745

		$7,048,021

Commercial Banks — 10.9%

Barclays PLC	412,000	$1,958,652
BNP Paribas	36,000	2,845,960
BOC Hong Kong (Holdings), Ltd.	592,500	1,862,542
DBS Group Holdings, Ltd.	352,300	4,316,367
HSBC Holdings PLC	145,000	1,581,645
Industrial & Commercial Bank of China, Ltd., Class H	1,862,730	1,579,991
Societe Generale	37,200	2,485,994

		$16,631,151

Communications Equipment — 0.6%

AAC Acoustic Technologies Holdings, Inc.	350,000	$921,237

		$921,237

Diversified Financial Services — 0.7%

ORIX Corp.	11,400	$1,119,994

		$1,119,994

Diversified Telecommunication Services — 4.3%

BT Group PLC	1,484,800	$4,874,746
Koninklijke KPN NV	100,200	1,590,226

		$6,464,972

Electric Utilities — 0.9%

Power Assets Holdings, Ltd.	189,500	$1,329,428

		$1,329,428

Electrical Equipment — 1.5%

ABB, Ltd. ADR(1)	82,900	$2,278,921

		$2,278,921

Electronic Equipment, Instruments & Components — 3.8%

FUJIFILM Holdings Corp.	101,600	$3,158,526
Hitachi, Ltd. ADR	30,100	1,639,246
Hon Hai Precision Industry Co., Ltd.	272,480	1,034,749

		$5,832,521

Energy Equipment & Services — 2.5%

OAO TMK GDR(1)	38,719	$795,945
Precision Drilling Corp.(1)	203,100	3,074,934

		$3,870,879

Food Products — 3.0%

Nestle SA	67,000	$4,158,582
Nutreco NV	5,786	450,293

		$4,608,875

Hotels, Restaurants & Leisure — 1.6%

Arcos Dorados Holdings, Inc.(1)	13,500	$297,405
Carnival PLC	18,500	744,865
InterContinental Hotels Group PLC	61,100	1,341,317

		$2,383,587

Household Durables — 2.4%

Sony Corp.	86,000	$2,428,250
Techtronic Industries Co. Ltd.	900,000	1,233,072

		$3,661,322

Household Products — 1.3%

Henkel AG & Co. KGaA	34,100	$1,935,942

		$1,935,942

See Notes to Financial Statements.
17

Tax-Managed International Equity Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Industrial Conglomerates — 7.4%

Cookson Group PLC(1)	223,700	$2,683,754
Keppel Corp., Ltd.	628,990	6,125,131
Siemens AG ADR	17,200	2,510,168

		$11,319,053

Insurance — 2.0%

Allianz SE	10,900	$1,712,510
Zurich Financial Services AG	4,800	1,349,657

		$3,062,167

Machinery — 4.3%

Atlas Copco AB	58,000	$1,537,289
Fiat Industrial SpA(1)	69,000	1,025,060
Volvo AB	201,400	3,957,980

		$6,520,329

Media — 1.9%

Focus Media Holding, Ltd. ADR(1)	81,900	$2,878,785

		$2,878,785

Metals & Mining — 4.4%

Anglo American PLC ADR	87,400	$2,278,518
BHP Billiton PLC ADR	20,500	1,725,690
Vale SA ADR	90,500	2,705,950

		$6,710,158

Office Electronics — 1.9%

Canon, Inc.	60,000	$2,825,553

		$2,825,553

Oil, Gas & Consumable Fuels — 9.5%

Afren PLC(1)	340,000	$910,710
CNOOC, Ltd.	840,000	2,087,884
HRT Participacoes em Petroleo SA(1)	1,500	1,535,088
LUKOIL OAO ADR	38,000	2,641,070
Petroleo Brasileiro SA ADR	46,400	1,548,368
Royal Dutch Shell PLC ADR	17,000	1,317,160
Showa Shell Sekiyu K.K.	67,000	730,980
Total SA	56,400	3,611,933

		$14,383,193

Pharmaceuticals — 6.6%

AstraZeneca PLC ADR	40,100	$1,998,183
Genomma Lab Internacional SA de CV(1)	350,000	875,631
Novartis AG	71,000	4,210,312
Novo Nordisk A/S, Class B	9,500	1,202,636
Sanofi-Aventis	21,100	1,669,368

		$9,956,130

Real Estate Management & Development — 1.6%

Brasil Brokers Participacoes SA	167,700	$922,073
Raven Russia, Ltd.	1,325,551	1,549,894

		$2,471,967

Semiconductors & Semiconductor Equipment — 1.6%

Infineon Technologies AG	213,000	$2,414,891

		$2,414,891

Textiles, Apparel & Luxury Goods — 0.6%

LVMH Moet Hennessy Louis Vuitton SA	5,200	$933,593

		$933,593

Tobacco — 3.6%

British American Tobacco PLC	126,100	$5,510,203

		$5,510,203

Trading Companies & Distributors — 2.7%

Mitsubishi Corp.	39,000	$1,057,979
Mitsui & Co., Ltd.	170,000	3,025,163

		$4,083,142

Wireless Telecommunication Services — 2.1%

Vodafone Group PLC ADR	108,600	$3,162,432

		$3,162,432

Total Common Stocks
(identified cost $126,376,770)		$149,408,559

See Notes to Financial Statements.
18

Tax-Managed International Equity Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Rights — 0.0%(2)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.0%(2)

HRT Participacoes em Petroleo SA, Expires 5/20/11(1)	489	$3,108

Total Rights
(identified cost $0)		$3,108

Short-Term Investments — 0.1%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(3)	$75	$75,448

Total Short-Term Investments
(identified cost $75,448)		$75,448

Total Investments — 98.4%
(identified cost $126,452,218)		$149,487,115

Other Assets, Less Liabilities — 1.6%		$2,444,570

Net Assets — 100.0%		$151,931,685

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United Kingdom	20.4%	$31,002,377
Japan	13.6	20,619,907
Germany	10.9	16,507,592
Switzerland	8.9	13,516,426
France	7.6	11,546,848
Singapore	6.9	10,441,498
Brazil	4.4	6,714,587
China	4.3	6,546,660
Canada	4.0	6,077,210
Sweden	3.6	5,495,269
Hong Kong	3.5	5,346,279
Russia	3.3	4,986,909
Mexico	1.7	2,611,671
Netherlands	1.3	2,040,519
Italy	1.2	1,862,257
Belgium	1.0	1,560,868
Denmark	0.8	1,202,636
Taiwan	0.7	1,034,749
Argentina	0.2	297,405
United States	0.1	75,448

Total Investments	98.4%	$149,487,115

See Notes to Financial Statements.
19

Tax-Managed International Equity Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $126,376,770)	$149,411,667
Affiliated investment, at value (identified cost, $75,448)	75,448
Foreign currency, at value (identified cost, $395,624)	400,317
Dividends receivable	663,492
Interest receivable from affiliated investment	121
Receivable for investments sold	1,629,840
Tax reclaims receivable	686,759

Total assets	$152,867,644

Liabilities

Demand note payable	$300,000
Payable for investments purchased	449,938
Payable to affiliates:
Investment adviser fee	127,303
Trustees’ fees	471
Accrued expenses	58,247

Total liabilities	$935,959

Net Assets applicable to investors’ interest in Portfolio	$151,931,685

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$128,766,090
Net unrealized appreciation	23,165,595

Total	$151,931,685

See Notes to Financial Statements.
20

Tax-Managed International Equity Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends (net of foreign taxes, $298,391)	$1,879,171
Interest allocated from affiliated investment	278
Expenses allocated from affiliated investment	(18)

Total investment income	$1,879,431

Expenses

Investment adviser fee	$793,068
Trustees’ fees and expenses	2,781
Custodian fee	58,131
Legal and accounting services	17,508
Miscellaneous	7,986

Total expenses	$879,474

Deduct —
Reduction of custodian fee	$12

Total expense reductions	$12

Net expenses	$879,462

Net investment income	$999,969

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$2,463,780
Investment transactions allocated from affiliated investment	8
Foreign currency transactions	(23,387)

Net realized gain	$2,440,401

Change in unrealized appreciation (depreciation) —
Investments	$15,462,104
Foreign currency	70,604

Net change in unrealized appreciation (depreciation)	$15,532,708

Net realized and unrealized gain	$17,973,109

Net increase in net assets from operations	$18,973,078

See Notes to Financial Statements.
21

Tax-Managed International Equity Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$999,969	$2,366,656
Net realized gain from investment and foreign currency transactions	2,440,401	30,390,266
Net change in unrealized appreciation (depreciation) from investments and foreign currency	15,532,708	(23,780,212)

Net increase in net assets from operations	$18,973,078	$8,976,710

Capital transactions —
Contributions	$2,636,673	$20,759,092
Withdrawals	(44,316,538)	(48,705,200)

Net decrease in net assets from capital transactions	$(41,679,865)	$(27,946,108)

Net decrease in net assets	$(22,706,787)	$(18,969,398)

Net Assets

At beginning of period	$174,638,472	$193,607,870

At end of period	$151,931,685	$174,638,472

See Notes to Financial Statements.
22

Tax-Managed International Equity Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009		2008	2007		2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.11	%(2)	1.13%	1.12	%(3)	1.09%	1.10%		1.12%
Net investment income	1.26	%(2)	1.30%	2.30%		2.08%	2.51	%(4)	1.38%
Portfolio Turnover	25	%(5)	72%	57%		34%	23%		25%

Total Return	12.84	%(5)	5.48%	16.92%		(48.82)%	36.97%		29.54%

Net assets, end of period (000’s omitted)	$151,932		$174,638	$193,608		$226,980	$391,673		$228,277

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser.
(4)	Includes a dividend resulting from a corporate action equal to 0.96% of average daily net assets.
(5)	Not annualized.

See Notes to Financial Statements.
23

Tax-Managed International Equity Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 51.6% and 48.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

24

Tax-Managed International Equity Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR pays Eagle Global Advisors, L.L.C. (Eagle) a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee amounted to $793,068 or 1.00% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $40,117,651 and $75,987,960, respectively, for the six months ended April 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$126,983,837

Gross unrealized appreciation	$23,584,416
Gross unrealized depreciation	(1,081,138)

Net unrealized appreciation	$22,503,278

25

Tax-Managed International Equity Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At April 30, 2011, the Portfolio had a balance outstanding pursuant to this line of credit of $300,000 at an interest rate of 1.34%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at April 30, 2011. The Portfolio’s average borrowings or allocated fees during the six months ended April 30, 2011 were not significant.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Tax-Managed International Equity Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$3,176,190	$16,040,847		$—	$19,217,037
Consumer Staples	5,232,850	10,119,078		—	15,351,928
Energy	7,475,550	10,778,522		—	18,254,072
Financials	2,471,966	23,246,769		—	25,718,735
Health Care	2,873,814	7,082,316		—	9,956,130
Industrials	5,814,150	18,387,295		—	24,201,445
Information Technology	1,639,246	10,354,955		—	11,994,201
Materials	9,712,434	4,045,745		—	13,758,179
Telecommunication Services	4,752,658	4,874,746		—	9,627,404
Utilities	1,329,428	—		—	1,329,428

Total Common Stocks	$44,478,286	$104,930,273	*	$—	$149,408,559

Rights	$3,108	$—		$—	$3,108
Short-Term Investments	—	75,448		—	75,448

Total Investments	$44,481,394	$105,005,721		$—	$149,487,115

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

27

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

28

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed International Equity Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), and the sub-advisory agreement with Eagle Global Advisors, L.L.C. (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into consideration the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing international equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, and of the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

29

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board noted that actions are being taken by the Adviser to improve Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s profitability in managing the Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

30

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Managed International Equity Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

31

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Tax-Managed International Equity Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio
Eagle Global Advisors, L.L.C.
5847 San Felipe, Suite 930
Houston, TX 77057

Administrator of Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

038-6/11	IGSRC

Eaton Vance Tax-Managed Mid-Cap Core Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Tax-Managed Mid-Cap Core Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance
Tax-Managed Mid-Cap Core Fund
April 30, 2011
Portfolio Managers Richard B. England, CFA; William R. Hackney, III, CFA; Brian P. Mansfield; Glenn H. Shaw, CFA
Performance1

		Class A	Class B	Class C
Symbol		EXMCX	EBMCX	ECMCX
Inception Date		3/4/02	3/4/02	3/4/02

% Average Annual Total Returns at net asset value (NAV)

Six Months		24.24	23.73	23.77
One Year		26.70	25.79	25.83
Five Years		7.96	7.17	7.14
Since Inception		8.06	7.27	7.25

% SEC Average Annual Total Returns with maximum sales charge

Six Months		17.09	18.73	22.77
One Year		19.43	20.79	24.83
Five Years		6.69	6.86	7.14
Since Inception		7.36	7.27	7.25

% SEC After-Tax Returns with maximum sales charge[2]

Return After Taxes on Distributions

One Year		19.37	20.72	24.76
Five Years		6.30	6.44	6.73
Since Inception		7.14	7.03	7.02

Return After Taxes on Distributions and Sale of Fund Shares

One Year		12.70	13.60	16.22
Five Years		5.71	5.86	6.11
Since Inception		6.44	6.36	6.35

% Maximum Sales Charge		Class A	Class B	Class C

		5.75	5.00	1.00

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C

Gross		1.69	2.44	2.44
Net		1.40	2.15	2.15
				Since Inception
% Comparative Performance[4]	Six Months	One Year	Five Years	(3/4/02)

S&P MidCap 400 Index	23.25	25.07	6.34	8.80
Lipper Mid-Cap Core Funds Average*	20.96	21.93	4.62	7.24

*Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Managed Mid-Cap Core Fund
April 30, 2011
Fund Profile

Sector Allocation5 (% of net assets)

Top 10 Holdings5 (% of net assets)

Netflix, Inc.	4.3
Denbury Resources, Inc.	4.0
Affiliated Managers Group, Inc.	3.9
Green Mountain Coffee Roasters, Inc.	3.7
MercadoLibre, Inc.	3.5
Mylan, Inc.	3.5
Acme Packet, Inc.	3.2
AMETEK, Inc.	3.2
BorgWarner, Inc.	3.2
Oceaneering International, Inc.	3.1

Total % of net assets	35.6

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Tax-Managed Mid-Cap Core Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

3.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/13. Without this expense reimbursement performance would have been lower.

4.	S&P MidCap 400 Index is an unmanaged index of 400 U.S. mid-cap stocks. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

5.	Excludes cash and cash equivalents.
Notice to Shareholders: Effective April 22, 2011, the Fund invests directly in securities and no longer invests its assets in Tax-Managed Mid-Cap Core Portfolio. Subject to shareholder approval, the Board of Trustees of the Fund approved a change to the Fund’s investment objective. If approved, the Fund’s investment objective will be changed to total return and the Fund will no longer employ a tax-managed investment strategy. In addition, the Fund’s name will change to Eaton Vance Atlanta Capital Horizon Growth Fund. In this connection, the Fund intends to eliminate its policy of investing at least 80% of its net assets in mid-cap companies, although the Fund is expected to continue to focus its investments on mid-cap companies in the near term. The Fund also would no longer pursue a core investment strategy, but primarily focus on growth companies. The Fund will continue to seek to invest in stocks of higher quality companies. If the proposed changes are implemented, the Fund’s primary benchmark will change to the Russell Mid-Cap Growth Index. Also subject to shareholder approval, the Board approved a reclassification of the Fund’s investment objective from fundamental to non-fundamental, meaning that a change in the investment objective could be approved by the Board of Trustees without shareholder approval. A Special Meeting of Shareholders is currently scheduled for June 24, 2011 and proxy materials containing information about the Special Meeting and the proposed changes were mailed to all shareholders of record as of April 29, 2011. If approved, the changes are expected to be implemented early in the third quarter of 2011.
Effective May 2, 2011, Richard B. England, Brian P. Mansfield and Glenn H. Shaw joined William R. Hackney, III as portfolio managers of the Fund.

4

Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)		Ratio

Actual
Class A	$1,000.00	$1,242.40	$8.90	**	1.60%
Class B	$1,000.00	$1,237.30	$13.04	**	2.35%
Class C	$1,000.00	$1,237.70	$13.04	**	2.35%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.90	$8.00	**	1.60%
Class B	$1,000.00	$1,013.10	$11.73	**	2.35%
Class C	$1,000.00	$1,013.10	$11.73	**	2.35%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio for the period while the Fund was making investments directly in the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value

Auto Components — 3.2%

BorgWarner, Inc.(1)	22,000	$1,699,280

		$1,699,280

Beverages — 2.2%

Hansen Natural Corp.(1)	18,000	$1,190,700

		$1,190,700

Capital Markets — 7.0%

Affiliated Managers Group, Inc.(1)	19,100	$2,083,428
Greenhill & Co., Inc.	17,000	1,003,000
SEI Investments Co.	30,200	674,366

		$3,760,794

Commercial Banks — 0.8%

Cullen/Frost Bankers, Inc.	3,000	$177,720
Trustmark Corp.	10,000	232,400

		$410,120

Communications Equipment — 3.2%

Acme Packet, Inc.(1)	21,000	$1,734,810

		$1,734,810

Construction & Engineering — 1.9%

Chicago Bridge & Iron Co. NV	25,000	$1,013,500

		$1,013,500

Electrical Equipment — 3.2%

AMETEK, Inc.	37,000	$1,703,480

		$1,703,480

Electronic Equipment, Instruments & Components — 6.0%

Amphenol Corp., Class A	19,600	$1,095,836
FLIR Systems, Inc.	37,000	1,303,140
National Instruments Corp.	28,000	849,520

		$3,248,496

Energy Equipment & Services — 5.1%

Dril-Quip, Inc.(1)	14,000	$1,071,840
Oceaneering International, Inc.(1)	19,000	1,660,980

		$2,732,820

Food Products — 5.9%

Diamond Foods, Inc.	18,000	$1,180,800
Green Mountain Coffee Roasters, Inc.(1)	30,000	2,008,800

		$3,189,600

Health Care Providers & Services — 1.3%

Henry Schein, Inc.(1)	10,000	$730,700

		$730,700

Health Care Technology — 3.0%

Allscripts Healthcare Solutions, Inc.(1)	75,000	$1,615,500

		$1,615,500

Hotels, Restaurants & Leisure — 1.5%

Chipotle Mexican Grill, Inc.(1)	3,000	$800,370

		$800,370

Insurance — 3.5%

Arthur J. Gallagher & Co.	21,000	$625,380
HCC Insurance Holdings, Inc.	6,000	195,240
Markel Corp.(1)	2,520	1,051,546

		$1,872,166

Internet & Catalog Retail — 4.3%

Netflix, Inc.(1)	10,000	$2,326,700

		$2,326,700

Internet Software & Services — 3.5%

MercadoLibre, Inc.	20,500	$1,873,700

		$1,873,700

IT Services — 1.2%

Jack Henry & Associates, Inc.	19,000	$645,430

		$645,430

Life Sciences Tools & Services — 4.3%

Bio-Rad Laboratories, Inc., Class A(1)	5,061	$633,232
Illumina, Inc.(1)	13,000	922,740
Mettler-Toledo International, Inc.(1)	4,000	749,600

		$2,305,572

See Notes to Financial Statements.
6

Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery — 11.6%

AGCO Corp.(1)	16,000	$921,280
Donaldson Co., Inc.	15,000	918,450
Graco, Inc.	21,200	1,060,636
IDEX Corp.	35,000	1,642,200
Snap-On, Inc.	12,500	772,125
Valmont Industries, Inc.	9,000	947,700

		$6,262,391

Media — 1.6%

Morningstar, Inc.	15,000	$864,000

		$864,000

Metals & Mining — 2.4%

Cliffs Natural Resources, Inc.	14,000	$1,312,080

		$1,312,080

Oil, Gas & Consumable Fuels — 4.0%

Denbury Resources, Inc.(1)	95,000	$2,144,150

		$2,144,150

Pharmaceuticals — 3.5%

Mylan, Inc.(1)	75,000	$1,869,000

		$1,869,000

Real Estate Investment Trusts (REITs) — 2.7%

Health Care REIT, Inc.	17,000	$914,090
Rayonier, Inc.	8,000	530,880

		$1,444,970

Road & Rail — 2.3%

J.B. Hunt Transport Services, Inc.	26,000	$1,239,680

		$1,239,680

Software — 4.2%

ANSYS, Inc.(1)	20,000	$1,105,800
Concur Technologies, Inc.(1)	20,000	1,157,400

		$2,263,200

Specialty Retail — 2.4%

CarMax, Inc.(1)	13,000	$451,100
O’Reilly Automotive, Inc.(1)	14,000	826,840

		$1,277,940

Trading Companies & Distributors — 1.4%

Aircastle, Ltd.	60,000	$747,600

		$747,600

Total Common Stocks — 97.2%
(identified cost $40,635,565)		$52,278,749

Other Assets, Less Liabilities — 2.8%		$1,508,234

Net Assets — 100.0%		$53,786,983

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

See Notes to Financial Statements.
7

Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investments, at value (identified cost, $40,635,565)	$52,278,749
Cash	2,442,493
Dividends receivable	1,960
Receivable for Fund shares sold	349,768
Receivable from affiliates	14,301

Total assets	$55,087,271

Liabilities

Payable for investments purchased	$1,119,311
Payable for Fund shares redeemed	104,639
Payable to affiliates:
Investment adviser fee	10,352
Administration fee	6,296
Distribution and service fees	20,494
Trustees’ fees	42
Accrued expenses	39,154

Total liabilities	$1,300,288

Net Assets	$53,786,983

Sources of Net Assets

Paid-in capital	$31,224,838
Accumulated net realized gain	11,074,925
Accumulated net investment loss	(155,964)
Net unrealized appreciation	11,643,184

Total	$53,786,983

Class A Shares

Net Assets	$36,911,766
Shares Outstanding	2,068,717
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.84
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.93

Class B Shares

Net Assets	$5,274,273
Shares Outstanding	318,102
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.58

Class C Shares

Net Assets	$11,600,944
Shares Outstanding	700,348
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.56

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
8

Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends	$1,960
Dividends allocated from Portfolio (net of foreign taxes, $107)	349,151
Expenses allocated from Portfolio	(216,980)

Total investment income	$134,131

Expenses

Investment adviser fee	$10,352
Administration fee	39,081
Distribution and service fees
Class A	48,233
Class B	21,296
Class C	46,316
Trustees’ fees and expenses	250
Custodian fee	9,776
Transfer and dividend disbursing agent fees	23,094
Legal and accounting services	27,416
Printing and postage	10,020
Registration fees	32,305
Miscellaneous	5,309

Total expenses	$273,448

Deduct —
Allocation of expenses to affiliates	$21,482
Reduction of custodian fee	235

Total expense reductions	$21,717

Net expenses	$251,731

Net investment loss	$(117,600)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$225
Investment transactions allocated from Portfolio	11,058,088

Net realized gain	$11,058,313

Change in unrealized appreciation (depreciation) —
Investments	$448,203
Investments allocated from Portfolio	(201,915)

Net change in unrealized appreciation (depreciation)	$246,288

Net realized and unrealized gain	$11,304,601

Net increase in net assets from operations	$11,187,001

See Notes to Financial Statements.
9

Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment loss	$(117,600)	$(258,750)
Net realized gain from investment transactions	11,058,313	1,836,462
Net change in unrealized appreciation (depreciation) from investments	246,288	6,991,663

Net increase in net assets from operations	$11,187,001	$8,569,375

Distributions to shareholders —
From net realized gain
Class A	$(144,701)	$–
Class B	(14,870)	–
Class C	(31,816)	–

Total distributions to shareholders	$(191,387)	$–

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,552,646	$12,426,937
Class B	1,681,117	789,675
Class C	3,431,777	1,213,807
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	133,727	–
Class B	12,075	–
Class C	27,314	–
Cost of shares redeemed
Class A	(19,449,174)	(9,399,726)
Class B	(294,832)	(426,149)
Class C	(950,544)	(1,969,717)
Net asset value of shares exchanged
Class A	322,595	795,952
Class B	(322,595)	(795,952)

Net increase (decrease) in net assets from Fund share transactions	$(2,855,894)	$2,634,827

Net increase in net assets	$8,139,720	$11,204,202

Net Assets

At beginning of period	$45,647,263	$34,443,061

At end of period	$53,786,983	$45,647,263

Accumulated net investment loss included in net assets

At end of period	$(155,964)	$(38,364)

See Notes to Financial Statements.
10

Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$14.410		$11.610	$9.910	$15.400	$13.890	$12.360

Income (Loss) From Operations

Net investment loss(1)	$(0.020	)(2)	$(0.060)	$(0.012)	$(0.035)	$(0.049)	$(0.067)
Net realized and unrealized gain (loss)	3.506		2.860	1.712	(4.430)	2.299	1.663

Total income (loss) from operations	$3.486		$2.800	$1.700	$(4.465)	$2.250	$1.596

Less Distributions

From net realized gain	$(0.056)		$–	$–	$(1.025)	$(0.740)	$(0.066)

Total distributions	$(0.056)		$–	$–	$(1.025)	$(0.740)	$(0.066)

Net asset value — End of period	$17.840		$14.410	$11.610	$9.910	$15.400	$13.890

Total Return(3)	24.24	%(4)	24.12%	17.15%	(31.02)%	16.93%	12.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$36,912		$35,125	$24,813	$16,196	$24,406	$17,718
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.60	%(8)	1.60%	1.60%	1.60%	1.64%	1.70%
Net investment loss	(0.24	)%(2)(8)	(0.46)%	(0.11)%	(0.26)%	(0.34)%	(0.50)%
Portfolio Turnover of the Portfolio(9)	16	%(4)	33%	42%	40%	38%	55%
Portfolio Turnover of the Fund	0	%(4)(10)	–	–	–	–	–

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.014 per share, for the period while the Fund was making investments directly in the Portfolio. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.42)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(6)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.09%, 0.31%, 0.06%, 0.07% and 0.07% of average daily net assets for the six months ended April 30, 2011 and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(10)	For the period from April 22, 2011 through April 30, 2011 when the Fund was making investments directly in securities.

See Notes to Financial Statements.
11

Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$13.450		$10.920	$9.380	$14.740	$13.420	$12.030

Income (Loss) From Operations

Net investment loss(1)	$(0.079	)(2)	$(0.146)	$(0.075)	$(0.127)	$(0.151)	$(0.161)
Net realized and unrealized gain (loss)	3.265		2.676	1.615	(4.208)	2.211	1.617

Total income (loss) from operations	$3.186		$2.530	$1.540	$(4.335)	$2.060	$1.456

Less Distributions

From net realized gain	$(0.056)		$–	$–	$(1.025)	$(0.740)	$(0.066)

Total distributions	$(0.056)		$–	$–	$(1.025)	$(0.740)	$(0.066)

Net asset value — End of period	$16.580		$13.450	$10.920	$9.380	$14.740	$13.420

Total Return(3)	23.73	%(4)	23.17%	16.42%	(31.56)%	16.07%	12.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,274		$3,327	$3,102	$3,316	$5,950	$6,577
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.35	%(8)	2.35%	2.35%	2.35%	2.39%	2.45%
Net investment loss	(1.04	)%(2)(8)	(1.21)%	(0.80)%	(1.01)%	(1.08)%	(1.25)%
Portfolio Turnover of the Portfolio(9)	16	%(4)	33%	42%	40%	38%	55%
Portfolio Turnover of the Fund	0	%(4)(10)	–	–	–	–	–

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.014 per share, for the period while the Fund was making investments directly in the Portfolio. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.23)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(6)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.09%, 0.31%, 0.06%, 0.07% and 0.07% of average daily net assets for the six months ended April 30, 2011 and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(10)	For the period from April 22, 2011 through April 30, 2011 when the Fund was making investments directly in securities.

See Notes to Financial Statements.
12

Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$13.430		$10.910	$9.370	$14.740	$13.420	$12.030

Income (Loss) From Operations

Net investment loss(1)	$(0.079	)(2)	$(0.145)	$(0.080)	$(0.127)	$(0.151)	$(0.161)
Net realized and unrealized gain (loss)	3.265		2.665	1.620	(4.218)	2.211	1.617

Total income (loss) from operations	$3.186		$2.520	$1.540	$(4.345)	$2.060	$1.456

Less Distributions

From net realized gain	$(0.056)		$–	$–	$(1.025)	$(0.740)	$(0.066)

Total distributions	$(0.056)		$–	$–	$(1.025)	$(0.740)	$(0.066)

Net asset value — End of period	$16.560		$13.430	$10.910	$9.370	$14.740	$13.420

Total Return(3)	23.77	%(4)	23.10%	16.44%	(31.63)%	16.07%	12.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,601		$7,195	$6,528	$5,273	$8,735	$7,051
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.35	%(8)	2.35%	2.35%	2.35%	2.39%	2.45%
Net investment loss	(1.05	)%(2)(8)	(1.20)%	(0.84)%	(1.02)%	(1.08)%	(1.25)%
Portfolio Turnover of the Portfolio(9)	16	%(4)	33%	42%	40%	38%	55%
Portfolio Turnover of the Fund	0	%(4)(10)	–	–	–	–	–

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.014 per share, for the period while the Fund was making investments directly in the Portfolio. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.24)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(6)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.09%, 0.31%, 0.06%, 0.07% and 0.07% of average daily net assets for the six months ended April 30, 2011 and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(10)	For the period from April 22, 2011 through April 30, 2011 when the Fund was making investments directly in securities.

See Notes to Financial Statements.
13

Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of common stocks of mid-cap companies. Prior to April 22, 2011, the Fund invested all of its investable assets in interests in Tax-Managed Mid-Cap Core Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on April 21, 2011, the Fund received its pro rata share of cash and securities from the Portfolio as part of a complete liquidation of the Portfolio. As of April 22, 2011, the Fund invests directly in securities. As of April 30, 2011, the Fund offered three classes of shares. Effective May 2, 2011, the Fund began offering Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Prior to April 22, 2011, the net investment income or loss consisted of the Fund’s pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

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Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million, and at reduced rates on daily net asset of $500 million or more, and is payable monthly. Prior to April 22, 2011 when the Fund’s assets were invested in the Portfolio, the Fund was allocated its share of the Portfolio’s adviser fee. The Portfolio paid advisory fees to BMR on the same fee schedule as that of the Fund as described above. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Fund (and to the Portfolio for the period when the Fund’s assets were invested in the Portfolio). For the six months ended April 30, 2011, the Fund’s allocated portion of the adviser fee paid by the Portfolio totaled $199,510 and the adviser fee paid by the Fund amounted to $10,352. For the six months ended April 30, 2011, the Fund’s investment adviser fee, including the adviser fee allocated from the Portfolio, was 0.80% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2011, the administration fee amounted to $39,081.

EVM and Atlanta Capital have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.60% annually of the Fund’s average daily net assets for Class A and 2.35% annually of the Fund’s average daily net assets for Class B and Class C. Pursuant to this agreement, EVM and Atlanta Capital were allocated $6,713 and $14,769, respectively, of the Fund’s operating expenses for the six months ended April 30, 2011. Effective May 2, 2011, EVM and Atlanta Capital have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.40% annually of the Fund’s average daily net assets for Class A, 2.15% annually of the Fund’s average daily net assets for Class B and Class C and 1.15% annually of the Fund’s average daily net assets for Class I. This agreement may be changed or terminated after February 28, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $1,361 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,485 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

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Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $48,233 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $15,972 and $34,737 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $149,000 and $730,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $5,324 and $11,579 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received no CDSC by Class A shareholders and approximately $800 and $400 of CDSCs paid by Class B and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments by the Portfolio, other than short-term obligations and investments transferred to the Fund, for the period from November 1, 2010 through April 21, 2011 aggregated $13,116,874 and $60,171,918, respectively. Purchases and sales of investments by the Fund, other than short-term obligations and investments acquired in the transfer of assets from the Portfolio, for the period from April 22, 2011 through April 30, 2011 aggregated $1,983,392 and $0, respectively. Increases and decreases in the Fund’s investment in the Portfolio for the period from November 1, 2010 through April 21, 2011 were $11,268,836 and $67,957,825, respectively. Included in decreases is $51,830,191, representing the Fund’s interest in the Portfolio as of the close of business on April 21, 2011, which was exchanged for cash and securities of the Portfolio on that date having the same fair value. The Fund’s cost of its investment in the Portfolio on such date of $40,635,210 was carried forward to the assets acquired from the Portfolio and no gain or loss was recognized on the exchange.

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Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	766,609	960,667
Issued to shareholders electing to receive payments of distributions in Fund shares	8,368	—
Redemptions	(1,163,132)	(720,756)
Exchange from Class B shares	20,083	60,603

Net increase (decrease)	(368,072)	300,514

	Six Months Ended
	April 30, 2011	Year Ended
Class B	(Unaudited)	October 31, 2010

Sales	110,697	63,307
Issued to shareholders electing to receive payments of distributions in Fund shares	812	—
Redemptions	(19,259)	(35,298)
Exchange to Class A shares	(21,567)	(64,788)

Net increase (decrease)	70,683	(36,779)

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	225,484	98,682
Issued to shareholders electing to receive payments of distributions in Fund shares	1,835	—
Redemptions	(62,589)	(161,673)

Net increase (decrease)	164,730	(62,991)

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$40,746,650

Gross unrealized appreciation	$11,656,257
Gross unrealized depreciation	(124,158)

Net unrealized appreciation	$11,532,099

17

Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$52,278,749	$—	$—	$52,278,749

Total Investments	$52,278,749	$—	$—	$52,278,749

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

10 Proposed Changes to Investment Objective

In March 2011, the Trustees of the Fund approved a change to the Fund’s investment objective to total return and also a reclassification of the Fund’s investment objective from fundamental to non-fundamental, meaning that a change in the investment objective could be approved by the Board of Trustees without shareholder approval. The proposed changes are subject to approval by the shareholders of the Fund at a special meeting scheduled to be held on June 24, 2011. In conjunction with these changes, if approved, the Fund’s name will change to Eaton Vance Atlanta Capital Horizon Growth Fund.

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Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on March 14, 2011, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Eaton Vance Tax-Managed Mid-Cap Core Fund (the “Fund”) with Boston Management and Research (the “Adviser” or “BMR”), an affiliate of Eaton Vance Management (“EVM”), and the investment sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”). The Board noted that the Fund’s investment advisory agreement and investment sub-advisory agreement was proposed in connection with a restructuring pursuant to which the Fund would withdraw from Tax-Managed Mid-Cap Core Portfolio, the portfolio in which the Fund invested all of its assets (the “Portfolio”), after which the Adviser and Sub-adviser would manage the Fund’s assets directly. The Board reviewed information furnished for the March 14, 2011 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds, including the investment advisory agreement between the Portfolio and the Adviser and the sub-advisory agreement with the Sub-adviser. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund;
•	The historical expense ratio of the Portfolio and the Adviser’s explanation that the restructuring will result in a reduction in Fund expenses associated with the Portfolio;
•	Comparative information concerning fees charged by the Adviser and its affiliates for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and/or the Fund’s policies with respect to “soft dollar” arrangements;
•	The procedures and processes to be used to determine the fair value of Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the Adviser and Sub-adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates and the Sub-adviser, together with information relating to compliance with and the administration of such codes;
•	Copies or descriptions of the Adviser’s and the Sub-adviser’s policies and procedures relating to proxy voting and, with respect to the Adviser, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates and the Sub-adviser on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;
•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by the Adviser and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser or the administrator and the Sub-adviser; and
•	The terms of the investment advisory agreement and the investment sub-advisory agreement.

19

Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory agreement and the investment sub-advisory agreement with the Adviser and the Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the investment sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser’s in-house equity research capabilities. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the investment sub-advisory agreement.

Fund Performance

The Board considered the historical performance of the Fund (which had previously invested all of its assets in the Portfolio), including comparisons of the Fund’s investment performance to a relevant universe of similarly-managed funds in the Eaton Vance Fund complex. The Board concluded that the Fund’s performance is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Fund (referred to as “management fees”). The Board took into consideration that the management fees to be payable to the Adviser and the Sub-adviser under the Fund’s investment advisory agreement and the investment sub-advisory agreement would be calculated at the same rate as the management fees currently payable to the Adviser and the Sub-adviser under the Portfolio’s advisory agreement and sub-advisory agreement.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-adviser, the Board concluded that the management fees proposed to be charged to the Fund for advisory and related services are reasonable.

Profitability

In reviewing the restructuring of the relationship between the Portfolio and the Fund, the Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio at fee rates identical to those proposed for the Fund. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

20

Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that the structure of the investment advisory fee and the investment sub-advisory agreement, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, the Sub-adviser and the Fund to share such benefits equitably.

21

Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Managed Mid-Cap Core Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Mid-Cap Core Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

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Eaton Vance
Tax-Managed Mid-Cap Core Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1301-6/11	TMMCCSRC

Eaton Vance Tax-Managed Multi-Cap Growth Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Tax-Managed Multi-Cap Growth Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2011
Portfolio Managers Kwang Kim; G.R. Nelson; Gerald I. Moore,CFA
Performance1

		Class A	Class B	Class C
Symbol		EACPX	EBCPX	ECCPX
Inception Date		6/30/00	7/10/00	7/10/00

% Average Annual Total Returns at net asset value (NAV)

Six Months		20.64	20.26	20.22
One Year		15.75	14.84	14.81
Five Years		5.69	4.89	4.91
Ten Years		5.81	5.00	5.01

% SEC Average Annual Total Returns with maximum sales charge

Six Months		13.72	15.26	19.22
One Year		9.10	9.84	13.81
Five Years		4.44	4.56	4.91
Ten Years		5.19	5.00	5.01

% SEC After-Tax Returns with maximum sales charge[2]

Return After Taxes on Distributions

One Year		9.10	9.84	13.81
Five Years		3.80	3.91	4.26
Ten Years		4.84	4.65	4.66

Return After Taxes on Distributions and Sale of Fund Shares

One Year		5.92	6.40	8.98
Five Years		3.68	3.80	4.11
Ten Years		4.47	4.31	4.32

% Maximum Sales Charge		Class A	Class B	Class C

		5.75	5.00	1.00

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C

		1.48	2.23	2.23

% Comparative Performance[4]	Six Months	One Year	Five Years	Ten Years

Russell 3000 Growth Index	17.77	21.62	5.05	2.38
S&P 500 Index	16.36	17.22	2.95	2.82
Russell Midcap Growth Index	22.62	27.40	5.59	5.68
Lipper Multi-Cap Growth Funds Average*	17.80	21.97	4.16	3.34

* Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2011
Fund Profile5

Sector Allocation6 (% of net assets)

Top 10 Holdings6 (% of net assets)

Apple, Inc.	4.0

EMC Corp.	3.0

Rackspace Hosting, Inc.	2.4

Tempur-Pedic International, Inc.	2.1

Oracle Corp.	2.0

Green Mountain Coffee Roasters, Inc.	2.0

Brocade Communications Systems, Inc.	2.0

Halliburton Co.	1.8

Amazon.com, Inc.	1.7

Regal Beloit Corp.	1.7

Total % of net assets	22.7

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

3.	Source: Fund prospectus.

4.	The Fund’s primary benchmark was changed to Russell 3000 Growth Index to better reflect its investment strategy. Russell 3000 Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

5.	The Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings. Fund profile is subject to change due to active management.

6.	Excludes cash and cash equivalents.

4

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Class A	$1,000.00	$1,206.40	$7.71	1.41%
Class B	$1,000.00	$1,202.60	$11.85	2.17%
Class C	$1,000.00	$1,202.20	$11.79	2.16%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.80	$7.05	1.41%
Class B	$1,000.00	$1,014.00	$10.84	2.17%
Class C	$1,000.00	$1,014.10	$10.79	2.16%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $58,244,632)	$71,874,345
Receivable for Fund shares sold	14,750

Total assets	$71,889,095

Liabilities

Payable for Fund shares redeemed	$103,706
Payable to affiliates:
Distribution and service fees	29,055
Administration fee	8,634
Trustees’ fees	42
Accrued expenses	21,791

Total liabilities	$163,228

Net Assets	$71,725,867

Sources of Net Assets

Paid-in capital	$78,368,129
Accumulated net realized loss from Portfolio	(20,001,996)
Accumulated net investment loss	(269,979)
Net unrealized appreciation from Portfolio	13,629,713

Total	$71,725,867

Class A Shares

Net Assets	$47,401,563
Shares Outstanding	3,323,260
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.26
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.13

Class B Shares

Net Assets	$4,755,685
Shares Outstanding	365,680
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.01

Class C Shares

Net Assets	$19,568,619
Shares Outstanding	1,502,704
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.02

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends allocated from Portfolio (net of foreign taxes, $7,697)	$304,729
Interest allocated from Portfolio	815
Expenses allocated from Portfolio	(255,618)

Total investment income from Portfolio	$49,926

Expenses

Administration fee	$51,670
Distribution and service fees
Class A	56,680
Class B	24,017
Class C	93,733
Trustees’ fees and expenses	250
Custodian fee	9,992
Transfer and dividend disbursing agent fees	42,441
Legal and accounting services	11,039
Printing and postage	12,997
Registration fees	12,368
Miscellaneous	4,718

Total expenses	$319,905

Net investment loss	$(269,979)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$9,551,000
Written options	93,588
Foreign currency transactions	(996)

Net realized gain	$9,643,592

Change in unrealized appreciation (depreciation) —
Investments	$3,600,606
Written options	(19,668)
Foreign currency	850

Net change in unrealized appreciation (depreciation)	$3,581,788

Net realized and unrealized gain	$13,225,380

Net increase in net assets from operations	$12,955,401

See Notes to Financial Statements.
7

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment loss	$(269,979)	$(722,514)
Net realized gain from investment transactions, written options and foreign currency transactions	9,643,592	9,284,248
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	3,581,788	(152,068)

Net increase in net assets from operations	$12,955,401	$8,409,666

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,534,962	$5,952,217
Class B	244,201	656,526
Class C	912,656	1,905,371
Cost of shares redeemed
Class A	(6,889,489)	(15,951,336)
Class B	(772,086)	(1,463,958)
Class C	(3,012,011)	(6,144,616)
Net asset value of shares exchanged
Class A	553,930	2,345,355
Class B	(553,930)	(2,345,355)

Net decrease in net assets from Fund share transactions	$(7,981,767)	$(15,045,796)

Net increase (decrease) in net assets	$4,973,634	$(6,636,130)

Net Assets

At beginning of period	$66,752,233	$73,388,363

At end of period	$71,725,867	$66,752,233

Accumulated net investment loss included in net assets

At end of period	$(269,979)	$—

See Notes to Financial Statements.
8

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010		2009	2008	2007		2006

Net asset value — Beginning of period	$11.810		$10.500		$8.730	$17.990	$12.750		$10.850

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.034	)(2)	$(0.081	)(3)	$(0.036)	$(0.010)	$0.217	(4)	$(0.019)
Net realized and unrealized gain (loss)	2.484		1.391		1.806	(6.853)	5.276		2.144

Total income (loss) from operations	$2.450		$1.310		$1.770	$(6.863)	$5.493		$2.125

Less Distributions

From net investment income	$—		$—		$—	$(0.197)	$—		$—
From net realized gain	—		—		—	(2.200)	(0.253)		(0.225)

Total distributions	$—		$—		$—	$(2.397)	$(0.253)		$(0.225)

Net asset value — End of period	$14.260		$11.810		$10.500	$8.730	$17.990		$12.750

Total Return(5)	20.64	%(6)	12.57%		20.27%	(43.97)%	43.76%		19.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,402		$43,627		$45,868	$56,537	$49,517		$25,559
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.41	%(9)	1.47%		1.57%	1.38%	1.43%		1.49	%(10)
Net investment income (loss)	(0.53	)%(2)(9)	(0.70	)%(3)	(0.41)%	(0.07)%	1.45	%(4)	(0.16)%
Portfolio Turnover of the Portfolio	83	%(6)	200%		205%	283%	157%		181%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.015 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.76)%.
(3)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.011 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.81)%.
(4)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.265 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.31)%.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(9)	Annualized.
(10)	The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee (equal to 0.01% of average daily net assets for the year ended October 31, 2006).

See Notes to Financial Statements.
9

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010		2009	2008	2007		2006

Net asset value — Beginning of period	$10.810		$9.680		$8.120	$16.880	$12.070		$10.350

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.075	)(2)	$(0.151	)(3)	$(0.089)	$(0.111)	$0.120	(4)	$(0.096)
Net realized and unrealized gain (loss)	2.275		1.281		1.649	(6.375)	4.943		2.041

Total income (loss) from operations	$2.200		$1.130		$1.560	$(6.486)	$5.063		$1.945

Less Distributions

From net investment income	$—		$—		$—	$(0.074)	$—		$—
From net realized gain	—		—		—	(2.200)	(0.253)		(0.225)

Total distributions	$—		$—		$—	$(2.274)	$(0.253)		$(0.225)

Net asset value — End of period	$13.010		$10.810		$9.680	$8.120	$16.880		$12.070

Total Return(5)	20.26	%(6)	11.67%		19.21%	(44.36)%	42.64%		19.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,756		$4,940		$7,300	$10,119	$20,815		$17,797
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.17	%(9)	2.22%		2.33%	2.13%	2.19%		2.24	%(10)
Net investment income (loss)	(1.26	)%(2)(9)	(1.43	)%(3)	(1.11)%	(0.84)%	0.86	%(4)	(0.85)%
Portfolio Turnover of the Portfolio	83	%(6)	200%		205%	283%	157%		181%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.014 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.51)%.
(3)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.010 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.54)%.
(4)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.263 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (1.02)%.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(9)	Annualized.
(10)	The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee (equal to 0.01% of average daily net assets for the year ended October 31, 2006).

See Notes to Financial Statements.
10

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010		2009	2008	2007		2006

Net asset value — Beginning of period	$10.830		$9.690		$8.130	$16.910	$12.090		$10.370

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.076	)(2)	$(0.153	)(3)	$(0.100)	$(0.109)	$0.111	(4)	$(0.100)
Net realized and unrealized gain (loss)	2.266		1.293		1.660	(6.379)	4.962		2.045

Total income (loss) from operations	$2.190		$1.140		$1.560	$(6.488)	$5.073		$1.945

Less Distributions

From net investment income	$—		$—		$—	$(0.092)	$—		$—
From net realized gain	—		—		—	(2.200)	(0.253)		(0.225)

Total distributions	$—		$—		$—	$(2.292)	$(0.253)		$(0.225)

Net asset value — End of period	$13.020		$10.830		$9.690	$8.130	$16.910		$12.090

Total Return(5)	20.22	%(6)	11.76%		19.19%	(44.33)%	42.65%		19.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,569		$18,185		$20,220	$18,483	$28,537		$18,224
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.16	%(9)	2.22%		2.32%	2.13%	2.18%		2.24	%(10)
Net investment income (loss)	(1.27	)%(2)(9)	(1.45	)%(3)	(1.21)%	(0.83)%	0.79	%(4)	(0.89)%
Portfolio Turnover of the Portfolio	83	%(6)	200%		205%	283%	157%		181%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.014 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.51)%.
(3)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.010 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.56)%.
(4)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.260 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (1.05)%.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(9)	Annualized.
(10)	The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee (equal to 0.01% of average daily net assets for the year ended October 31, 2006).

See Notes to Financial Statements.
11

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (56.0% at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $27,942,521 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($14,190,571) and October 31, 2017 ($13,751,950).

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2011, the administration fee amounted to $51,670. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $2,648 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,916 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $56,680 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $18,013 and $70,300 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $569,000 and $1,594,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $6,004 and $23,433 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are

13

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $400, $6,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $652,743 and $9,071,663, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	117,434	520,772
Redemptions	(529,741)	(1,399,279)
Exchange from Class B shares	42,733	201,695

Net decrease	(369,574)	(676,812)

	Six Months Ended
	April 30, 2011	Year Ended
Class B	(Unaudited)	October 31, 2010

Sales	20,638	62,243
Redemptions	(65,057)	(140,198)
Exchange to Class A shares	(46,771)	(219,377)

Net decrease	(91,190)	(297,332)

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	76,285	180,311
Redemptions	(253,337)	(586,878)

Net decrease	(177,052)	(406,567)

14

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 98.2%(1)

Security	Shares	Value

Aerospace & Defense — 1.7%

Precision Castparts Corp.	13,900	$2,147,828

		$2,147,828

Air Freight & Logistics — 1.4%

Expeditors International of Washington, Inc.	33,300	$1,807,191

		$1,807,191

Auto Components — 0.7%

Lear Corp.	17,200	$879,608

		$879,608

Beverages — 1.5%

Anheuser-Busch InBev NV ADR	29,100	$1,861,527

		$1,861,527

Capital Markets — 2.4%

Lazard, Ltd., Class A	44,700	$1,832,700
T. Rowe Price Group, Inc.	19,300	1,240,025

		$3,072,725

Chemicals — 3.3%

Albemarle Corp.	20,800	$1,467,440
Celanese Corp., Class A	29,900	1,492,608
Monsanto Co.	18,400	1,251,936

		$4,211,984

Commercial Services & Supplies — 1.3%

Waste Connections, Inc.	52,750	$1,623,117

		$1,623,117

Communications Equipment — 6.3%

Acme Packet, Inc.(2)	6,200	$512,182
Brocade Communications Systems, Inc.(2)	405,600	2,535,000
QUALCOMM, Inc.	35,800	2,034,872
Research In Motion, Ltd.(2)	25,800	1,255,170
Riverbed Technology, Inc.(2)	41,600	1,461,824
Sycamore Networks, Inc.	14,100	345,450

		$8,144,498

Computers & Peripherals — 8.0%

Apple, Inc.(2)	14,600	$5,084,158
EMC Corp.(2)	135,100	3,828,734
Quantum Corp.(2)	443,100	1,409,058

		$10,321,950

Construction & Engineering — 1.0%

Foster Wheeler AG(2)	36,000	$1,280,520

		$1,280,520

Diversified Financial Services — 2.4%

CME Group, Inc.	5,000	$1,478,850
Moody’s Corp.	40,000	1,565,600

		$3,044,450

Electrical Equipment — 2.9%

Emerson Electric Co.	25,400	$1,543,304
Regal Beloit Corp.	28,600	2,167,594

		$3,710,898

Energy Equipment & Services — 3.9%

Halliburton Co.	44,700	$2,256,456
Rowan Cos., Inc.(2)	24,600	1,025,820
Tidewater, Inc.	29,500	1,755,545

		$5,037,821

Food Products — 2.0%

Green Mountain Coffee Roasters, Inc.(2)	38,300	$2,564,568

		$2,564,568

Health Care Equipment & Supplies — 1.6%

Analogic Corp.	12,300	$709,341
St. Jude Medical, Inc.	26,100	1,394,784

		$2,104,125

Health Care Providers & Services — 5.5%

AmerisourceBergen Corp.	47,300	$1,922,272
Catalyst Health Solutions, Inc.(2)	12,800	762,368
Express Scripts, Inc.(2)	34,900	1,980,226
MEDNAX, Inc.(2)	20,400	1,446,768
Team Health Holdings, Inc.(2)	48,200	958,216

		$7,069,850

See Notes to Financial Statements.
15

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Technology — 1.0%

Allscripts Healthcare Solutions, Inc.(2)	61,200	$1,318,248

		$1,318,248

Hotels, Restaurants & Leisure — 1.9%

Royal Caribbean Cruises, Ltd.(2)	15,400	$613,228
Yum! Brands, Inc.	34,400	1,845,216

		$2,458,444

Household Durables — 2.1%

Tempur-Pedic International, Inc.(2)	42,072	$2,641,280

		$2,641,280

Household Products — 2.2%

Church & Dwight Co., Inc.	16,000	$1,319,680
Henkel AG & Co. KGaA	25,800	1,464,730

		$2,784,410

Insurance — 2.4%

Aflac, Inc.	31,800	$1,786,842
Lincoln National Corp.	42,400	1,324,152

		$3,110,994

Internet & Catalog Retail — 3.2%

Amazon.com, Inc.(2)	11,100	$2,181,150
Priceline.com, Inc.(2)	3,500	1,914,535

		$4,095,685

Internet Software & Services — 5.1%

Rackspace Hosting, Inc.(2)	67,000	$3,094,730
SAVVIS, Inc.(2)	54,500	2,145,120
VeriSign, Inc.	36,000	1,330,560

		$6,570,410

IT Services — 0.8%

Accenture PLC, Class A	18,800	$1,074,044

		$1,074,044

Machinery — 4.0%

Danaher Corp.	38,900	$2,148,836
Kennametal, Inc.	30,800	1,300,376
Parker Hannifin Corp.	17,900	1,688,328

		$5,137,540

Media — 3.0%

IMAX Corp.(2)	42,100	$1,476,868
Sirius XM Radio, Inc.(2)	567,200	1,128,728
Walt Disney Co. (The)	30,100	1,297,310

		$3,902,906

Metals & Mining — 1.2%

Cliffs Natural Resources, Inc.	16,400	$1,537,008

		$1,537,008

Oil, Gas & Consumable Fuels — 6.8%

Cabot Oil & Gas Corp.	34,000	$1,913,520
Chesapeake Energy Corp.	18,400	619,528
Hess Corp.	20,900	1,796,564
James River Coal Co.(2)	75,100	1,751,332
NAL Energy Corp.	100,000	1,317,973
Rosetta Resources, Inc.(2)	28,255	1,297,752

		$8,696,669

Personal Products — 1.0%

Estee Lauder Cos., Inc., Class A	13,200	$1,280,400

		$1,280,400

Pharmaceuticals — 3.7%

Allergan, Inc.	25,700	$2,044,692
Teva Pharmaceutical Industries, Ltd. ADR	18,000	823,140
Warner Chilcott PLC, Class A	81,000	1,867,050

		$4,734,882

Road & Rail — 1.2%

Kansas City Southern(2)	26,932	$1,565,019

		$1,565,019

Semiconductors & Semiconductor Equipment — 4.1%

Cirrus Logic, Inc.(2)	101,500	$1,680,840
Cypress Semiconductor Corp.(2)	91,400	1,988,864
Veeco Instruments, Inc.(2)	31,800	1,625,934

		$5,295,638

Software — 2.6%

Oracle Corp.	71,700	$2,584,785
VMware, Inc., Class A(2)	7,600	725,268

		$3,310,053

See Notes to Financial Statements.
16

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail — 1.1%

Advance Auto Parts, Inc.	20,696	$1,354,760

		$1,354,760

Textiles, Apparel & Luxury Goods — 1.7%

NIKE, Inc., Class B	12,400	$1,020,768
Warnaco Group, Inc. (The)(2)	19,000	1,222,840

		$2,243,608

Trading Companies & Distributors — 1.6%

WESCO International, Inc.(2)	32,546	$2,016,225

		$2,016,225

Wireless Telecommunication Services — 1.6%

Sprint Nextel Corp.(2)	406,900	$2,107,742

		$2,107,742

Total Common Stocks
(identified cost $101,740,124)		$126,118,625

Short-Term Investments — 2.6%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(3)	$3,305	$3,304,551

Total Short-Term Investments
(identified cost $3,304,551)		$3,304,551

Total Investments — 100.8%
(identified cost $105,044,675)		$129,423,176

Covered Call Options Written — (0.2)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Acme Packet, Inc.	62	$85.00	5/21/11	$(16,895)
Amazon.com, Inc.	28	185.00	5/21/11	(34,930)
Amazon.com, Inc.	22	200.00	6/18/11	(12,958)
Apple, Inc.	37	375.00	5/21/11	(3,330)
Danaher Corp.	100	55.00	5/21/11	(11,000)
EMC Corp.	355	29.00	5/21/11	(14,200)
Green Mountain Coffee Roasters, Inc.	50	72.50	5/21/11	(6,900)
Halliburton Co.	55	52.50	5/21/11	(3,575)
IMAX Corp.	85	32.00	5/21/11	(28,475)
Lazard, Ltd., Class A	95	45.00	5/21/11	(475)
Priceline.com, Inc.	9	515.00	5/21/11	(41,400)
Rackspace Hosting, Inc.	170	50.00	5/21/11	(16,575)
Rowan Cos., Inc.	90	45.00	5/21/11	(2,700)
SAVVIS, Inc.	137	39.00	5/21/11	(6,165)
Tempur-Pedic International, Inc.	70	60.00	5/21/11	(24,500)
Tidewater, Inc.	105	65.00	5/21/11	(788)
VeriSign, Inc.	360	39.00	5/21/11	(4,320)

Total Covered Call Options Written
(premiums received $193,997)				$(229,186)

Other Assets, Less Liabilities — (0.6)%				$(744,823)

Net Assets — 100.0%				$128,449,167

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	A portion of each applicable common stock for which a written call option is outstanding at April 30, 2011 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Financial Statements.
17

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $101,740,124)	$126,118,625
Affiliated investment, at value (identified cost, $3,304,551)	3,304,551
Dividends receivable	57,144
Interest receivable from affiliated investment	192
Receivable for investments sold	1,774,116
Written options premiums receivable	13,404
Tax reclaims receivable	13,343

Total assets	$131,281,375

Liabilities

Written options outstanding, at value (premiums received, $193,997)	$229,186
Payable for investments purchased	2,489,592
Payable to affiliates:
Investment adviser fee	66,998
Trustees’ fees	393
Accrued expenses	46,039

Total liabilities	$2,832,208

Net Assets applicable to investors’ interest in Portfolio	$128,449,167

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$104,105,608
Net unrealized appreciation	24,343,559

Total	$128,449,167

See Notes to Financial Statements.
18

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends (net of foreign taxes, $13,749)	$544,287
Interest allocated from affiliated investment	1,460
Expenses allocated from affiliated investment	(69)

Total investment income	$545,678

Expenses

Investment adviser fee	$402,163
Trustees’ fees and expenses	2,267
Custodian fee	31,686
Legal and accounting services	18,874
Miscellaneous	2,922

Total expenses	$457,912

Deduct —
Reduction of custodian fee	$12

Total expense reductions	$12

Net expenses	$457,900

Net investment income	$87,778

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$17,585,920
Investment transactions allocated from affiliated investment	12
Written options	167,386
Foreign currency transactions	(1,791)

Net realized gain	$17,751,527

Change in unrealized appreciation (depreciation) —
Investments	$5,994,107
Written options	(35,189)
Foreign currency	1,523

Net change in unrealized appreciation (depreciation)	$5,960,441

Net realized and unrealized gain	$23,711,968

Net increase in net assets from operations	$23,799,746

See Notes to Financial Statements.
19

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$87,778	$2,884
Net realized gain from investment transactions, written options and foreign currency transactions	17,751,527	16,861,981
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	5,960,441	(930,543)

Net increase in net assets from operations	$23,799,746	$15,934,322

Capital transactions —
Contributions	$21,920,988	$2,348,316
Withdrawals	(37,731,244)	(24,938,855)

Net decrease in net assets from capital transactions	$(15,810,256)	$(22,590,539)

Net increase (decrease) in net assets	$7,989,490	$(6,656,217)

Net Assets

At beginning of period	$120,459,677	$127,115,894

At end of period	$128,449,167	$120,459,677

See Notes to Financial Statements.
20

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010		2009	2008	2007		2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.74	%(2)	0.76%		0.76%	0.76%	0.72%		0.76	%(3)
Net investment income	0.14	%(2)(4)	0.00	%(5)(6)	0.39%	0.54%	2.24	%(7)	0.59%
Portfolio Turnover	83	%(8)	200%		205%	283%	157%		181%

Total Return	21.03	%(8)	13.37%		21.24%	(43.60)%	44.75%		20.69%

Net assets, end of period (000’s omitted)	$128,449		$120,460		$127,116	$140,510	$218,931		$150,563

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser voluntarily waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended October 31, 2006).
(4)	Includes special dividends equal to 0.23% of average daily net assets.
(5)	Includes special dividends equal to 0.10% of average daily net assets.
(6)	Amount is less than 0.005%.
(7)	Includes special dividends equal to 1.85% of average daily net assets.
(8)	Not annualized.

See Notes to Financial Statements.
21

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 56.0% and 44.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

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Tax-Managed Multi-Cap Growth Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee amounted to $402,163 or 0.65% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $100,806,209 and $106,889,476, respectively, for the six months ended April 30, 2011.

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Tax-Managed Multi-Cap Growth Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$105,919,659

Gross unrealized appreciation	$23,955,561
Gross unrealized depreciation	(452,044)

Net unrealized appreciation	$23,503,517

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at April 30, 2011 is included in the Portfolio of Investments.

Written call options activity for the six months ended April 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	—	$—
Options written	5,370	416,467
Options terminated in closing purchase transactions	(4)	(87)
Options exercised	(475)	(54,994)
Options expired	(3,061)	(167,389)

Outstanding, end of period	1,830	$193,997

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Portfolio in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2011 was as follows:

	Fair Value

	Asset Derivative	Liability Derivative(1)

Written options	$—	$(229,186)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

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Tax-Managed Multi-Cap Growth Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
	in Income(1)	Derivatives Recognized in Income(2)

Written options	$167,386	$(35,189)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$126,118,625	$—	$—	$126,118,625
Short-Term Investments	—	3,304,551	—	3,304,551

Total Investments	$126,118,625	$3,304,551	$—	$129,423,176

Liability Description

Covered Call Options Written	$(229,186)	$—	$—	$(229,186)

Total	$(229,186)	$—	$—	$(229,186)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

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Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

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Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Multi-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes in such personnel. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

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Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

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Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Managed Multi-Cap Growth Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Tax-Managed Multi-Cap Growth Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Multi-Cap Growth Fund and Tax-Managed Multi-Cap Growth Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

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Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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Investment Adviser of Tax-Managed Multi-Cap Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

824-6/11	TMCAPSRC

Eaton Vance Tax-Managed Small-Cap Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Tax-Managed Small-Cap Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2011
Portfolio Manager Nancy B, Tooke, CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	ETMGX	EMMGX	ECMGX	EIMGX
Inception Date	9/25/97	9/29/97	9/29/97	10/1/09

% Average Annual Total Returns at net asset value (NAV)

Six Months	24.25	23.89	23.83	24.46
One Year	24.85	23.98	23.92	25.22
Five Years	7.70	6.94	6.91	N.A.
Ten Years	4.00	3.23	3.23	N.A.
Since Inception	4.50	3.73	3.69	29.24

% SEC Average Annual Total Returns with maximum sales charge

Six Months	17.13	18.89	22.83	24.46
One Year	17.66	18.98	22.92	25.22
Five Years	6.43	6.64	6.91	N.A.
Ten Years	3.38	3.23	3.23	N.A.
Since Inception	4.04	3.73	3.69	29.24

% SEC After-Tax Returns with maximum sales charge[2]

Return After Taxes on Distributions

One Year	17.66	18.98	22.92	25.22
Five Years	6.43	6.64	6.91	N.A.
Ten Years	3.38	3.23	3.23	N.A.
Since Inception	4.04	3.73	3.69	29.24

Return After Taxes on Distributions and Sale of Fund Shares

One Year	11.48	12.34	14.90	16.39
Five Years	5.56	5.74	5.98	N.A.
Ten Years	2.94	2.80	2.80	N.A.
Since Inception	3.55	3.26	3.23	25.11

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	5.75	5.00	1.00	None

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

	1.28	2.03	2.03	1.03

% Comparative Performance[4]	Six Months	One Year	Five Years	Ten Years

Russell 2000 Index	23.73	22.20	3.89	7.34
Lipper Small-Cap Core Funds Average*	22.82	22.02	3.63	8.11

* Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2011
Fund Profile5

Sector Allocation5 (% of net assets)

Top 10 Holdings6 (% of net assets)

Kraton Performance Polymers, Inc.	2.1
Cabot Oil & Gas Corp.	2.0
Carrizo Oil & Gas, Inc.	1.9
Tempur-Pedic International, Inc.	1.9
Mentor Graphics Corp.	1.8
Rosetta Resources, Inc.	1.8
Trex Co., Inc.	1.8
Big Lots, Inc.	1.7
Team, Inc.	1.7
Genesee & Wyoming, Inc., Class A	1.7

Total % of net assets	18.4

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

3.	Source: Fund prospectus.

4.	Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

5.	The Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings. Fund profile is subject to change due to active management.

6.	Excludes cash and cash equivalents.

4

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Class A	$1,000.00	$1,242.50	$6.67	1.20%
Class B	$1,000.00	$1,238.90	$10.82	1.95%
Class C	$1,000.00	$1,238.30	$10.82	1.95%
Class I	$1,000.00	$1,244.60	$5.29	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.01	1.20%
Class B	$1,000.00	$1,015.10	$9.74	1.95%
Class C	$1,000.00	$1,015.10	$9.74	1.95%
Class I	$1,000.00	$1,020.10	$4.76	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost, $137,037,123)	$160,780,599
Receivable for Fund shares sold	151,946

Total assets	$160,932,545

Liabilities

Payable for Fund shares redeemed	$262,131
Payable to affiliates:
Distribution and service fees	51,175
Trustees’ fees	42
Accrued expenses	59,561

Total liabilities	$372,909

Net Assets	$160,559,636

Sources of Net Assets

Paid-in capital	$156,468,322
Accumulated net realized loss from Portfolio	(19,036,216)
Accumulated net investment loss	(615,946)
Net unrealized appreciation from Portfolio	23,743,476

Total	$160,559,636

Class A Shares

Net Assets	$113,825,312
Shares Outstanding	6,256,325
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.19
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.30

Class B Shares

Net Assets	$4,384,199
Shares Outstanding	266,759
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.44

Class C Shares

Net Assets	$30,594,035
Shares Outstanding	1,869,079
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.37

Class I Shares

Net Assets	$11,756,090
Shares Outstanding	643,375
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends allocated from Portfolio (net of foreign taxes, $6,541)	$389,251
Interest allocated from Portfolio	4,424
Expenses allocated from Portfolio	(535,945)

Total investment loss from Portfolio	$(142,270)

Expenses

Distribution and service fees
Class A	$134,229
Class B	21,053
Class C	142,597
Trustees’ fees and expenses	250
Custodian fee	13,738
Transfer and dividend disbursing agent fees	99,865
Legal and accounting services	12,898
Printing and postage	20,400
Registration fees	22,270
Miscellaneous	6,587

Total expenses	$473,887

Net investment loss	$(616,157)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$12,513,261
Foreign currency transactions	32

Net realized gain	$12,513,293

Change in unrealized appreciation (depreciation) —
Investments	$20,336,278
Foreign currency	57

Net change in unrealized appreciation (depreciation)	$20,336,335

Net realized and unrealized gain	$32,849,628

Net increase in net assets from operations	$32,233,471

See Notes to Financial Statements.
7

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment loss	$(616,157)	$(1,285,107)
Net realized gain from investment and foreign currency transactions	12,513,293	35,296,118
Net change in unrealized appreciation (depreciation) from investments and foreign currency	20,336,335	(6,187,122)

Net increase in net assets from operations	$32,233,471	$27,823,889

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,322,725	$12,576,033
Class B	456,792	325,790
Class C	1,749,491	3,556,289
Class I	3,067,721	7,950,530
Cost of shares redeemed
Class A	(11,717,927)	(23,511,147)
Class B	(381,106)	(917,308)
Class C	(3,218,830)	(5,830,370)
Class I	(1,362,064)	(2,645,523)
Net asset value of shares exchanged
Class A	486,258	2,442,221
Class B	(486,258)	(2,442,221)

Net decrease in net assets from Fund share transactions	$(7,083,198)	$(8,495,706)

Net increase in net assets	$25,150,273	$19,328,183

Net Assets

At beginning of period	$135,409,363	$116,081,180

At end of period	$160,559,636	$135,409,363

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(615,946)	$211

See Notes to Financial Statements.
8

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009		2008	2007	2006

Net asset value — Beginning of period	$14.640		$11.710	$10.540		$16.140	$12.520	$10.300

Income (Loss) From Operations

Net investment loss(1)	$(0.056)		$(0.113)	$(0.070	)(2)	$(0.120)	$(0.117)	$(0.073)
Net realized and unrealized gain (loss)	3.606		3.043	1.240		(5.480)	3.737	2.293

Total income (loss) from operations	$3.550		$2.930	$1.170		$(5.600)	$3.620	$2.220

Net asset value — End of period	$18.190		$14.640	$11.710		$10.540	$16.140	$12.520

Total Return(3)	24.25	%(4)	25.02%	11.10%		(34.70)%	28.91%	21.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$113,825		$97,524	$85,422		$80,868	$65,185	$46,895
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.20	%(7)	1.28%	1.44%		1.27%	1.34%	1.41	%(8)
Net investment loss	(0.67	)%(7)	(0.84)%	(0.70	)%(2)	(0.80)%	(0.82)%	(0.63)%
Portfolio Turnover of the Portfolio	54	%(4)	114%	95%		93%	78%	99%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.008 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.78)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended October 31, 2006).

See Notes to Financial Statements.
9

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009		2008	2007	2006

Net asset value — Beginning of period	$13.270		$10.700	$9.700		$14.950	$11.690	$9.680

Income (Loss) From Operations

Net investment loss(1)	$(0.105)		$(0.194)	$(0.123	)(2)	$(0.216)	$(0.205)	$(0.152)
Net realized and unrealized gain (loss)	3.275		2.764	1.123		(5.034)	3.465	2.162

Total income (loss) from operations	$3.170		$2.570	$1.000		$(5.250)	$3.260	$2.010

Net asset value — End of period	$16.440		$13.270	$10.700		$9.700	$14.950	$11.690

Total Return(3)	23.89	%(4)	24.02%	10.31%		(35.12)%	27.89%	20.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,384		$3,899	$5,805		$12,352	$36,554	$43,053
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.95	%(7)	2.03%	2.20%		2.02%	2.09%	2.16	%(8)
Net investment loss	(1.40	)%(7)	(1.59)%	(1.37	)%(2)	(1.55)%	(1.56)%	(1.40)%
Portfolio Turnover of the Portfolio	54	%(4)	114%	95%		93%	78%	99%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.011 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.50)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended October 31, 2006).

See Notes to Financial Statements.
10

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009		2008	2007	2006

Net asset value — Beginning of period	$13.220		$10.660	$9.660		$14.900	$11.650	$9.650

Income (Loss) From Operations

Net investment loss(1)	$(0.106)		$(0.194)	$(0.132	)(2)	$(0.215)	$(0.206)	$(0.150)
Net realized and unrealized gain (loss)	3.256		2.754	1.132		(5.025)	3.456	2.150

Total income (loss) from operations	$3.150		$2.560	$1.000		$(5.240)	$3.250	$2.000

Net asset value — End of period	$16.370		$13.220	$10.660		$9.660	$14.900	$11.650

Total Return(3)	23.83	%(4)	24.02%	10.35%		(35.17)%	27.90%	20.72%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,594		$26,016	$22,931		$23,037	$31,471	$26,681
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.95	%(7)	2.03%	2.19%		2.02%	2.09%	2.16	%(8)
Net investment loss	(1.42	)%(7)	(1.59)%	(1.44	)%(2)	(1.55)%	(1.57)%	(1.38)%
Portfolio Turnover of the Portfolio	54	%(4)	114%	95%		93%	78%	99%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.008 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.52)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended October 31, 2006).

See Notes to Financial Statements.
11

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	April 30, 2011		Year Ended	Period Ended
	(Unaudited)		October 31, 2010	October 31, 2009(1)

Net asset value — Beginning of period	$14.680		$11.710	$12.180

Income (Loss) From Operations

Net investment loss(2)	$(0.036)		$(0.081)	$(0.008)
Net realized and unrealized gain (loss)	3.626		3.051	(0.462)

Total income (loss) from operations	$3.590		$2.970	$(0.470)

Net asset value — End of period	$18.270		$14.680	$11.710

Total Return(3)	24.46	%(4)	25.36%	(3.86	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,756		$7,971	$1,923
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.95	%(7)	1.03%	1.19	%(7)
Net investment loss	(0.43	)%(7)	(0.59)%	(0.79	)%(7)
Portfolio Turnover of the Portfolio	54	%(4)	114%	95	%(8)

(1)	For the period from the commencement of operations, October 1, 2009, to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	For the Portfolio’s year ended October 31, 2009.

See Notes to Financial Statements.
12

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (76.1% at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $33,969,941 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2017.

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $6,242 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,233 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $134,229 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $15,790 and $106,948 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $7,357,000 and $12,279,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $5,263 and $35,649 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are

14

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $100, $3,000 and $2,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,601,540 and $10,211,998, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	259,012	951,220
Redemptions	(695,553)	(1,763,292)
Exchange from Class B shares	29,493	181,913

Net decrease	(407,048)	(630,159)

	Six Months Ended
	April 30, 2011	Year Ended
Class B	(Unaudited)	October 31, 2010

Sales	30,455	26,893
Redemptions	(24,902)	(75,952)
Exchange to Class A shares	(32,580)	(199,788)

Net decrease	(27,027)	(248,847)

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	115,621	294,946
Redemptions	(214,945)	(478,544)

Net decrease	(99,324)	(183,598)

	Six Months Ended
	April 30, 2011	Year Ended
Class I	(Unaudited)	October 31, 2010

Sales	183,901	577,562
Redemptions	(83,480)	(198,787)

Net increase	100,421	378,775

15

Tax-Managed Small-Cap Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value

Aerospace & Defense — 1.9%

Aerovironment, Inc.(1)	101,400	$2,905,110
KEYW Holding Corp. (The)(1)	90,523	1,012,952

		$3,918,062

Auto Components — 2.4%

Dana Holding Corp.(1)	84,850	$1,541,725
Tenneco, Inc.(1)	74,720	3,452,811

		$4,994,536

Building Products — 3.2%

A.O. Smith Corp.	35,700	$1,569,729
Armstrong World Industries, Inc.	31,840	1,424,840
Trex Co., Inc.(1)	115,620	3,709,090

		$6,703,659

Capital Markets — 5.5%

Greenhill & Co., Inc.	53,000	$3,127,000
Lazard, Ltd., Class A	75,670	3,102,470
MF Global Holdings, Ltd.(1)	287,210	2,415,436
Stifel Financial Corp.(1)	67,130	3,066,498

		$11,711,404

Chemicals — 2.0%

Kraton Performance Polymers, Inc.(1)	93,650	$4,322,884

		$4,322,884

Commercial Banks — 3.7%

PrivateBancorp, Inc.	70,720	$1,113,133
SVB Financial Group(1)	53,080	3,208,155
Texas Capital Bancshares, Inc.(1)	61,100	1,576,380
Webster Financial Corp.	93,490	2,011,905

		$7,909,573

Commercial Services & Supplies — 1.7%

Team, Inc.(1)	143,894	$3,590,155

		$3,590,155

Communications Equipment — 2.9%

Brocade Communications Systems, Inc.(1)	520,310	$3,251,938
Sycamore Networks, Inc.	119,460	2,926,770

		$6,178,708

Computers & Peripherals — 1.5%

Quantum Corp.(1)	1,028,210	$3,269,708

		$3,269,708

Construction & Engineering — 1.5%

MYR Group, Inc.(1)	127,150	$3,169,850

		$3,169,850

Distributors — 1.6%

LKQ Corp.(1)	133,590	$3,369,140

		$3,369,140

Electronic Equipment, Instruments & Components — 2.9%

Elster Group SE ADR(1)	96,980	$1,501,251
Itron, Inc.(1)	28,040	1,526,217
National Instruments Corp.	99,785	3,027,477

		$6,054,945

Energy Equipment & Services — 1.5%

Tidewater, Inc.	52,710	$3,136,772

		$3,136,772

Food Products — 2.6%

Corn Products International, Inc.	60,660	$3,342,366
Mead Johnson Nutrition Co., Class A	31,930	2,135,478

		$5,477,844

Health Care Equipment & Supplies — 3.0%

Analogic Corp.	54,370	$3,135,518
West Pharmaceutical Services, Inc.	69,550	3,285,542

		$6,421,060

Health Care Providers & Services — 6.0%

Catalyst Health Solutions, Inc.(1)	55,044	$3,278,421
MEDNAX, Inc.(1)	45,430	3,221,895
Owens & Minor, Inc.	98,010	3,376,444
Team Health Holdings, Inc.(1)	85,270	1,695,168
VCA Antech, Inc.(1)	42,670	1,049,682

		$12,621,610

See Notes to Financial Statements.
16

Tax-Managed Small-Cap Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.8%

Six Flags Entertainment Corp.	45,710	$3,132,506
WMS Industries, Inc.(1)	83,710	2,745,688

		$5,878,194

Household Durables — 1.9%

Tempur-Pedic International, Inc.(1)	63,390	$3,979,624

		$3,979,624

Household Products — 1.6%

Church & Dwight Co., Inc.	42,320	$3,490,554

		$3,490,554

Insurance — 2.4%

Allied World Assurance Co. Holdings, Ltd.	48,380	$3,143,249
Hanover Insurance Group, Inc. (The)	43,720	1,845,858

		$4,989,107

Internet Software & Services — 0.8%

SAVVIS, Inc.(1)	44,410	$1,747,978

		$1,747,978

IT Services — 1.5%

Euronet Worldwide, Inc.(1)	170,890	$3,204,188

		$3,204,188

Life Sciences Tools & Services — 1.3%

Bruker Corp.(1)	138,540	$2,734,780

		$2,734,780

Machinery — 6.3%

Astec Industries, Inc.(1)	81,556	$3,162,742
RBC Bearings, Inc.(1)	85,666	3,363,247
Tennant Co.	84,930	3,483,828
Valmont Industries, Inc.	30,520	3,213,756

		$13,223,573

Media — 3.1%

IMAX Corp.(1)	96,600	$3,388,728
John Wiley & Sons, Inc., Class A	62,550	3,185,671

		$6,574,399

Metals & Mining — 1.5%

Compass Minerals International, Inc.	33,560	$3,275,792

		$3,275,792

Multiline Retail — 1.7%

Big Lots, Inc.(1)	88,130	$3,623,024

		$3,623,024

Oil, Gas & Consumable Fuels — 10.4%

Brigham Exploration Co.(1)	99,510	$3,336,570
Cabot Oil & Gas Corp.	76,380	4,298,666
Carrizo Oil & Gas, Inc.(1)	101,040	4,025,434
James River Coal Co.(1)	149,860	3,494,735
Rosetta Resources, Inc.(1)	82,800	3,803,004
SM Energy Co.	39,330	2,983,574

		$21,941,983

Professional Services — 1.3%

Kelly Services, Inc., Class A(1)	139,727	$2,670,183

		$2,670,183

Real Estate Investment Trusts (REITs) — 3.0%

American Campus Communities, Inc.	91,190	$3,205,328
PS Business Parks, Inc.	51,891	3,126,952

		$6,332,280

Real Estate Management & Development — 1.6%

Forestar Real Estate Group, Inc.(1)	172,051	$3,384,243

		$3,384,243

Road & Rail — 1.7%

Genesee & Wyoming, Inc., Class A(1)	57,790	$3,581,824

		$3,581,824

Semiconductors & Semiconductor Equipment — 4.6%

Cirrus Logic, Inc.(1)	162,980	$2,698,949
Cypress Semiconductor Corp.(1)	164,440	3,578,214
Veeco Instruments, Inc.(1)	66,070	3,378,159

		$9,655,322

See Notes to Financial Statements.
17

Tax-Managed Small-Cap Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software — 3.3%

Mentor Graphics Corp.(1)	262,220	$3,867,745
Parametric Technology Corp.(1)	128,750	3,124,762

		$6,992,507

Thrifts & Mortgage Finance — 0.9%

BankUnited, Inc.	67,300	$1,890,457

		$1,890,457

Total Common Stocks
(identified cost $163,947,157)		$202,019,922

Private Placements — 0.0%

Security	Shares	Value

Metals & Mining — 0.0%

Nevada Pacific Mining Co.(1)(2)(3)	80,000	$0

Total Private Placements
(identified cost $80,000)		$0

Special Warrants — 0.0%

Security	Shares	Value

Metals & Mining — 0.0%

Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants
(identified cost $480,000)		$0

Short-Term Investments — 5.1%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(4)	$10,807	$10,806,737

Total Short-Term Investments
(identified cost $10,806,737)		$10,806,737

Total Investments — 100.7%
(identified cost $175,313,894)		$212,826,659

Other Assets, Less Liabilities — (0.7)%		$(1,570,837)

Net Assets — 100.0%		$211,255,822

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Restricted security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Financial Statements.
18

Tax-Managed Small-Cap Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $164,507,157)	$202,019,922
Affiliated investment, at value (identified cost, $10,806,737)	10,806,737
Dividends receivable	18,788
Interest receivable from affiliated investment	1,266
Tax reclaims receivable	1,199

Total assets	$212,847,912

Liabilities

Payable for investments purchased	$1,425,214
Payable to affiliates:
Investment adviser fee	104,508
Trustees’ fees	554
Accrued expenses	61,814

Total liabilities	$1,592,090

Net Assets applicable to investors’ interest in Portfolio	$211,255,822

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$173,743,057
Net unrealized appreciation	37,512,765

Total	$211,255,822

See Notes to Financial Statements.
19

Tax-Managed Small-Cap Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends (net of foreign taxes, $8,208)	$487,625
Interest allocated from affiliated investment	5,579
Expenses allocated from affiliated investment	(285)

Total investment income	$492,919

Expenses

Investment adviser fee	$593,724
Trustees’ fees and expenses	3,380
Custodian fee	45,184
Legal and accounting services	26,710
Miscellaneous	3,094

Total expenses	$672,092

Deduct —
Reduction of custodian fee	$19

Total expense reductions	$19

Net expenses	$672,073

Net investment loss	$(179,154)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$15,929,160
Investment transactions allocated from affiliated investment	111
Foreign currency transactions	45

Net realized gain	$15,929,316

Change in unrealized appreciation (depreciation) —
Investments	$25,613,954
Foreign currency	(71)

Net change in unrealized appreciation (depreciation)	$25,613,883

Net realized and unrealized gain	$41,543,199

Net increase in net assets from operations	$41,364,045

See Notes to Financial Statements.
20

Tax-Managed Small-Cap Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment loss	$(179,154)	$(506,883)
Net realized gain from investment and foreign currency transactions	15,929,316	49,312,808
Net change in unrealized appreciation (depreciation) from investments and foreign currency	25,613,883	(9,587,650)

Net increase in net assets from operations	$41,364,045	$39,218,275

Capital transactions —
Contributions	$20,732,771	$10,921,561
Withdrawals	(22,806,069)	(41,231,053)

Net decrease in net assets from capital transactions	$(2,073,298)	$(30,309,492)

Net increase in net assets	$39,290,747	$8,908,783

Net Assets

At beginning of period	$171,965,075	$163,056,292

At end of period	$211,255,822	$171,965,075

See Notes to Financial Statements.
21

Tax-Managed Small-Cap Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009		2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.71	%(2)	0.74%	0.75%		0.74%	0.74%	0.74	%(3)
Net investment income (loss)	(0.19	)%(2)	(0.30)%	(0.00	)%(4)(5)	(0.27)%	(0.22)%	0.01%
Portfolio Turnover	54	%(6)	114%	95%		93%	78%	99%

Total Return	24.54	%(6)	25.69%	11.86%		(34.33)%	29.67%	22.33%

Net assets, end of period (000’s omitted)	$211,256		$171,965	$163,056		$157,143	$188,039	$159,050

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended October 31, 2006).
(4)	Amount is less than (0.005)%.
(5)	Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.09)%.
(6)	Not annualized.

See Notes to Financial Statements.
22

Tax-Managed Small-Cap Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of publicly traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 76.1% and 23.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

23

Tax-Managed Small-Cap Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee amounted to $593,724 or 0.625% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $98,935,665 and $105,005,546, respectively, for the six months ended April 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$175,515,609

Gross unrealized appreciation	$40,480,501
Gross unrealized depreciation	(3,169,451)

Net unrealized appreciation	$37,311,050

24

Tax-Managed Small-Cap Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

5 Restricted Securities

At April 30, 2011, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Private Placements

Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$0

Total Private Placements			$80,000	$0

Special Warrants

Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

Total Special Warrants			$480,000	$0

Total Restricted Securities				$0

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$202,019,922	$—	$—	$202,019,922
Private Placements	—	—	0	0
Special Warrants	—	—	0	0
Short-Term Investments	—	10,806,737	—	10,806,737

Total Investments	$202,019,922	$10,806,737	$0	$212,826,659

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Tax-Managed Small-Cap Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

There was no activity in investments valued based on Level 3 inputs during the six months ended April 30, 2011 to require a reconciliation of Level 3 investments. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

26

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

27

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Small-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board also noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

28

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

29

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Tax-Managed Small-Cap Portfolio

Nancy B. Tooke President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

30

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed Small-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Small-Cap Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

130-6/11	MGSRC

Eaton Vance Tax-Managed Small-Cap Value Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Tax-Managed Small-Cap Value Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance
Tax-Managed Small-Cap Value Fund
April 30, 2011

Performance1

Portfolio Managers Gregory R. Greene, CFA; J. Bradley Ohlmuller, CFA; Robert J. Milmore, CFA

	Class A	Class B	Class C	Class I
Symbol	ESVAX	ESVBX	ESVCX	ESVIX
Inception Date	3/4/02	3/4/02	3/4/02	10/1/09

% Average Annual Total Returns at net asset value (NAV)

Six Months	20.44	19.93	19.99	20.53
One Year	16.59	15.72	15.70	16.84
Five Years	5.37	4.57	4.58	N.A.
Since Inception	8.74	7.94	7.95	23.33

% SEC Average Annual Total Returns with maximum sales charge

Six Months	13.50	14.93	18.99	20.53
One Year	9.85	10.72	14.70	16.84
Five Years	4.13	4.23	4.58	N.A.
Since Inception	8.04	7.94	7.95	23.33

% SEC After-Tax Returns with maximum sales charge[2]

Return After Taxes on Distributions

One Year	9.10	9.86	13.84	16.04
Five Years	3.46	3.52	3.88	N.A.
Since Inception	7.56	7.44	7.45	22.79

Return After Taxes on Distributions and Sale of Fund Shares

One Year	7.28	7.97	10.55	11.87
Five Years	3.44	3.55	3.84	N.A.
Since Inception	7.02	6.93	6.94	19.90

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	5.75	5.00	1.00	None

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	2.02	2.77	2.77	1.77
Net	1.65	2.40	2.40	1.40

				Since Inception
% Comparative Performance[4]	Six Months	One Year	Five Years	3/4/02

Russell 2000 Value Index	20.31	14.57	2.50	8.02
Lipper Small-Cap Value Funds Average*	20.85	17.14	3.52	8.13

*Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Managed Small-Cap Value Fund
April 30, 2011

Fund Profile5

Sector Allocation6 (% of net assets)

Top 10 Holdings6 (% of net assets)

Stone Energy Corp.	3.0
Cleco Corp.	2.9
Tutor Perini Corp.	2.9
BJ’s Wholesale Club, Inc.	2.8
JDA Software Group, Inc.	2.7
A.O. Smith Corp.	2.7
AptarGroup, Inc.	2.7
Oil States International, Inc.	2.6
General Cable Corp.	2.5
Westar Energy, Inc.	2.4

Total % of net assets	27.2

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

3.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/12. Without this expense reimbursement performance would have been lower.

4.	Russell 2000 Value Index is an unmanaged index of U.S. small-cap value stocks. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

5.	The Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings. Fund profile is subject to change due to active management.

6.	Excludes cash and cash equivalents.

4

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

Fund Expenses

Example: As a shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)		Ratio

Actual
Class A	$1,000.00	$1,204.40	$9.02	**	1.65%
Class B	$1,000.00	$1,199.30	$13.09	**	2.40%
Class C	$1,000.00	$1,199.90	$13.09	**	2.40%
Class I	$1,000.00	$1,205.30	$7.66	**	1.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.60	$8.25	**	1.65%
Class B	$1,000.00	$1,012.90	$11.98	**	2.40%
Class C	$1,000.00	$1,012.90	$11.98	**	2.40%
Class I	$1,000.00	$1,017.90	$7.00	**	1.40%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, expenses would be higher.

5

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $30,404,267)	$42,087,701
Receivable for Fund shares sold	109,132
Receivable from affiliate	1,985

Total assets	$42,198,818

Liabilities

Payable for Fund shares redeemed	$51,887
Payable to affiliates:
Distribution and service fees	15,079
Administration fee	5,204
Trustees’ fees	42
Accrued expenses	10,410

Total liabilities	$82,622

Net Assets	$42,116,196

Sources of Net Assets

Paid-in capital	$28,002,524
Accumulated net realized gain from Portfolio	2,505,062
Accumulated net investment loss	(74,824)
Net unrealized appreciation from Portfolio	11,683,434

Total	$42,116,196

Class A Shares

Net Assets	$29,206,878
Shares Outstanding	1,788,627
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.33
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.33

Class B Shares

Net Assets	$2,497,630
Shares Outstanding	165,806
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.06

Class C Shares

Net Assets	$8,759,340
Shares Outstanding	580,798
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.08

Class I Shares

Net Assets	$1,652,348
Shares Outstanding	100,790
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.39

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends allocated from Portfolio (net of foreign taxes, $145)	$291,861
Interest allocated from Portfolio	59
Expenses allocated from Portfolio	(217,425)

Total investment income from Portfolio	$74,495

Expenses

Administration fee	$29,920
Distribution and service fees
Class A	35,111
Class B	11,351
Class C	39,849
Trustees’ fees and expenses	250
Custodian fee	8,666
Transfer and dividend disbursing agent fees	29,408
Legal and accounting services	9,070
Printing and postage	11,453
Registration fees	25,890
Miscellaneous	6,350

Total expenses	$207,318

Deduct —
Allocation of expenses to affiliates	$57,999

Total expense reductions	$57,999

Net expenses	$149,319

Net investment loss	$(74,824)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$2,642,205

Net realized gain	$2,642,205

Change in unrealized appreciation (depreciation) —
Investments	$4,754,137

Net change in unrealized appreciation (depreciation)	$4,754,137

Net realized and unrealized gain	$7,396,342

Net increase in net assets from operations	$7,321,518

See Notes to Financial Statements.
7

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment loss	$(74,824)	$(179,856)
Net realized gain from investment transactions	2,642,205	3,554,056
Net change in unrealized appreciation (depreciation) from investments	4,754,137	2,079,437

Net increase in net assets from operations	$7,321,518	$5,453,637

Distributions to shareholders —
From net realized gain
Class A	$(1,295,895)	$—
Class B	(110,140)	—
Class C	(392,953)	—
Class I	(74,671)	—

Total distributions to shareholders	$(1,873,659)	$—

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,633,904	$6,808,613
Class B	381,528	583,873
Class C	1,142,852	1,510,053
Class I	290,407	669,727
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,138,551	—
Class B	87,432	—
Class C	309,152	—
Class I	4,226	—
Cost of shares redeemed
Class A	(5,054,134)	(7,858,205)
Class B	(168,168)	(552,946)
Class C	(1,068,035)	(1,602,840)
Class I	(303,910)	(317,434)
Net asset value of shares exchanged
Class A	176,891	1,000,311
Class B	(176,891)	(1,000,311)

Net increase (decrease) in net assets from Fund share transactions	$393,805	$(759,159)

Net increase in net assets	$5,841,664	$4,694,478

Net Assets

At beginning of period	$36,274,532	$31,580,054

At end of period	$42,116,196	$36,274,532

Accumulated net investment loss included in net assets

At end of period	$(74,824)	$—

See Notes to Financial Statements.
8

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$14.210		$12.000	$11.400	$16.050	$15.400	$14.640

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.014	)(2)	$(0.043)	$0.022	$(0.003)	$(0.058)	$(0.066)
Net realized and unrealized gain (loss)	2.849		2.253	0.578	(3.146)	1.857	1.644

Total income (loss) from operations	$2.835		$2.210	$0.600	$(3.149)	$1.799	$1.578

Less Distributions

From net realized gain	$(0.715)		$—	$—	$(1.501)	$(1.149)	$(0.818)

Total distributions	$(0.715)		$—	$—	$(1.501)	$(1.149)	$(0.818)

Net asset value — End of period	$16.330		$14.210	$12.000	$11.400	$16.050	$15.400

Total Return(3)	20.44	%(4)	18.42%	5.36%	(21.61)%	12.30%	11.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,207		$25,448	$21,727	$17,628	$18,978	$15,695
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.65	%(8)	1.65%	1.65%	1.65%	1.69%	1.75%
Net investment income (loss)	(0.19	)%(2)(8)	(0.32)%	0.21%	(0.02)%	(0.37)%	(0.44)%
Portfolio Turnover of the Portfolio	24	%(4)	51%	66%	103%	80%	49%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share includes special dividends allocated from the Portfolio which amounted to $0.017 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.42)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The administrator subsidized certain operating expenses (equal to 0.29%, 0.37%, 0.55%, 0.32%, 0.32% and 0.26% of average daily net assets for the six months ended April 30, 2011 and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$13.210		$11.240	$10.750	$15.330	$14.870	$14.260

Income (Loss) From Operations

Net investment loss(1)	$(0.066	)(2)	$(0.132)	$(0.049)	$(0.102)	$(0.168)	$(0.174)
Net realized and unrealized gain (loss)	2.631		2.102	0.539	(2.977)	1.777	1.602

Total income (loss) from operations	$2.565		$1.970	$0.490	$(3.079)	$1.609	$1.428

Less Distributions

From net realized gain	$(0.715)		$—	$—	$(1.501)	$(1.149)	$(0.818)

Total distributions	$(0.715)		$—	$—	$(1.501)	$(1.149)	$(0.818)

Net asset value — End of period	$15.060		$13.210	$11.240	$10.750	$15.330	$14.870

Total Return(3)	19.93	%(4)	17.53%	4.56%	(22.15)%	11.41%	10.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,498		$2,071	$2,638	$3,538	$6,412	$7,033
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.40	%(8)	2.40%	2.40%	2.40%	2.44%	2.50%
Net investment loss	(0.94	)%(2)(8)	(1.06)%	(0.51)%	(0.79)%	(1.12)%	(1.20)%
Portfolio Turnover of the Portfolio	24	%(4)	51%	66%	103%	80%	49%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share includes special dividends allocated from the Portfolio which amounted to $0.016 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.17)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The administrator subsidized certain operating expenses (equal to 0.29%, 0.37%, 0.55%, 0.32%, 0.32% and 0.26% of average daily net assets for the six months ended April 30, 2011 and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$13.220		$11.250	$10.760	$15.350	$14.880	$14.270

Income (Loss) From Operations

Net investment loss(1)	$(0.066	)(2)	$(0.133)	$(0.053)	$(0.100)	$(0.169)	$(0.174)
Net realized and unrealized gain (loss)	2.641		2.103	0.543	(2.989)	1.788	1.602

Total income (loss) from operations	$2.575		$1.970	$0.490	$(3.089)	$1.619	$1.428

Less Distributions

From net realized gain	$(0.715)		$—	$—	$(1.501)	$(1.149)	$(0.818)

Total distributions	$(0.715)		$—	$—	$(1.501)	$(1.149)	$(0.818)

Net asset value — End of period	$15.080		$13.220	$11.250	$10.760	$15.350	$14.880

Total Return(3)	19.99	%(4)	17.51%	4.55%	(22.19)%	11.47%	10.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,759		$7,312	$6,317	$5,336	$7,145	$7,805
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.40	%(8)	2.40%	2.40%	2.40%	2.44%	2.50%
Net investment loss	(0.94	)%(2)(8)	(1.06)%	(0.54)%	(0.78)%	(1.12)%	(1.19)%
Portfolio Turnover of the Portfolio	24	%(4)	51%	66%	103%	80%	49%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share includes special dividends allocated from the Portfolio which amounted to $0.016 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.17)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The administrator subsidized certain operating expenses (equal to 0.29%, 0.37%, 0.55%, 0.32%, 0.32% and 0.26% of average daily net assets for the six months ended April 30, 2011 and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.

See Notes to Financial Statements.
11

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	April 30, 2011		Year Ended	Period Ended
	(Unaudited)		October 31, 2010	October 31, 2009(1)

Net asset value — Beginning of period	$14.250		$12.000	$12.330

Income (Loss) From Operations

Net investment income (loss)(2)	$0.005	(3)	$(0.011)	$(0.001)
Net realized and unrealized gain (loss)	2.850		2.261	(0.329)

Total income (loss) from operations	$2.855		$2.250	$(0.330)

Less Distributions

From net realized gain	$(0.715)		$—	$—

Total distributions	$(0.715)		$—	$—

Net asset value — End of period	$16.390		$14.250	$12.000

Total Return(4)	20.53	%(5)	18.75%	(2.68	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,652		$1,444	$897
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	1.40	%(9)	1.40%	1.40	%(9)
Net investment income (loss)	0.06	%(3)(9)	(0.08)%	(0.07	)%(9)
Portfolio Turnover of the Portfolio	24	%(5)	51%	66	%(5)(10)

(1)	For the period from the commencement of operations, October 1, 2009, to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.017 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.17)%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	The administrator subsidized certain operating expenses (equal to 0.29%, 0.37% and 0.58% of average daily net assets for the six months ended April 30, 2011, the year ended October 31, 2010 and the period ended October 31, 2009, respectively). A portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.
(10)	For the Portfolio’s year ended October 31, 2009.

See Notes to Financial Statements.
12

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (48.1% at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any).

13

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2011, the administration fee amounted to $29,920. EVM and the sub-adviser of the Portfolio, Fox Asset Management LLC (Fox), have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.65%, 2.40%, 2.40% and 1.40% annually of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2013. Pursuant to this agreement, EVM and Fox were allocated $14,500 and $43,499, respectively, of the Fund’s operating expenses for the six months ended April 30, 2011. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $1,895 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,255 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $35,111 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $8,513 and $29,887 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $74,000 and $630,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $2,838 and $9,962 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to

14

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $3,000 and $100 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,043,865 and $4,781,247, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	240,537	497,403
Issued to shareholders electing to receive payments of distributions in Fund shares	76,516	—
Redemptions	(330,607)	(591,163)
Exchange from Class B shares	11,684	73,706

Net decrease	(1,870)	(20,054)

	Six Months Ended
	April 30, 2011	Year Ended
Class B	(Unaudited)	October 31, 2010

Sales	27,356	45,055
Issued to shareholders electing to receive payments of distributions in Fund shares	6,349	—
Redemptions	(12,097)	(43,997)
Exchange to Class A shares	(12,617)	(79,031)

Net increase (decrease)	8,991	(77,973)

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	81,605	119,839
Issued to shareholders electing to receive payments of distributions in Fund shares	22,435	—
Redemptions	(76,175)	(128,452)

Net increase (decrease)	27,865	(8,613)

15

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2011	Period Ended
Class I	(Unaudited)	October 31, 2010

Sales	19,221	50,565
Issued to shareholders electing to receive payments of distributions in Fund shares	283	—
Redemptions	(20,027)	(23,988)

Net increase (decrease)	(523)	26,577

16

Tax-Managed Small-Cap Value Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value

Aerospace & Defense — 2.7%

AAR Corp.	49,200	$1,281,168
GeoEye, Inc.(1)	28,400	1,053,356

		$2,334,524

Building Products — 2.7%

A.O. Smith Corp.	53,050	$2,332,609

		$2,332,609

Chemicals — 2.8%

Calgon Carbon Corp.(1)	27,100	$465,036
RPM International, Inc.	85,000	1,997,500

		$2,462,536

Commercial Banks — 6.7%

First Midwest Bancorp, Inc.	72,500	$949,750
MB Financial, Inc.	21,200	438,628
National Penn Bancshares, Inc.	123,700	1,015,577
Prosperity Bancshares, Inc.	41,800	1,916,530
Trustmark Corp.	66,700	1,550,108

		$5,870,593

Commercial Services & Supplies — 2.1%

Brink’s Co. (The)	54,600	$1,802,346

		$1,802,346

Communications Equipment — 1.6%

NETGEAR, Inc.(1)	34,200	$1,427,850

		$1,427,850

Construction & Engineering — 6.1%

Chicago Bridge & Iron Co. NV	38,100	$1,544,574
Emcor Group, Inc.(1)	40,600	1,257,382
Tutor Perini Corp.	93,700	2,498,042

		$5,299,998

Containers & Packaging — 2.7%

AptarGroup, Inc.	44,300	$2,323,535

		$2,323,535

Electric Utilities — 7.7%

Cleco Corp.	72,300	$2,537,730
Portland General Electric Co.	82,700	2,064,192
Westar Energy, Inc.	78,300	2,130,543

		$6,732,465

Electrical Equipment — 2.5%

General Cable Corp.(1)	45,600	$2,211,600

		$2,211,600

Energy Equipment & Services — 4.5%

Bristow Group, Inc.(1)	36,900	$1,712,160
Oil States International, Inc.(1)	26,900	2,232,969

		$3,945,129

Food & Staples Retailing — 2.8%

BJ’s Wholesale Club, Inc.(1)	48,100	$2,468,492

		$2,468,492

Food Products — 4.0%

J & J Snack Foods Corp.	33,900	$1,722,798
Lancaster Colony Corp.	14,100	861,651
TreeHouse Foods, Inc.(1)	15,300	928,251

		$3,512,700

Health Care Equipment & Supplies — 4.1%

Teleflex, Inc.	30,800	$1,940,708
West Pharmaceutical Services, Inc.	34,700	1,639,228

		$3,579,936

Health Care Providers & Services — 3.7%

Magellan Health Services, Inc.(1)	27,000	$1,404,540
Owens & Minor, Inc.	53,050	1,827,572

		$3,232,112

Insurance — 7.0%

Argo Group International Holding, Ltd.	56,400	$1,771,524
Aspen Insurance Holdings, Ltd.	68,800	1,965,616
Protective Life Corp.	50,000	1,345,500
Tower Group, Inc.	46,900	1,072,603

		$6,155,243

See Notes to Financial Statements.
17

Tax-Managed Small-Cap Value Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services — 1.1%

MAXIMUS, Inc.	12,000	$959,880

		$959,880

Machinery — 4.7%

Barnes Group, Inc.	78,100	$1,932,194
Crane Co.	21,700	1,083,047
Wabtec Corp.	16,000	1,142,080

		$4,157,321

Oil, Gas & Consumable Fuels — 4.1%

Gulfport Energy Corp.(1)	15,700	$534,428
Stone Energy Corp.(1)	74,500	2,634,320
VAALCO Energy, Inc.(1)	55,300	385,441

		$3,554,189

Professional Services — 2.0%

Towers Watson & Co., Class A	31,000	$1,778,160

		$1,778,160

Road & Rail — 4.1%

Arkansas Best Corp.	51,400	$1,182,714
Genesee & Wyoming, Inc., Class A(1)	17,300	1,072,254
Old Dominion Freight Line, Inc.(1)	34,700	1,298,474

		$3,553,442

Software — 3.7%

JDA Software Group, Inc.(1)	72,100	$2,362,717
NetScout Systems, Inc.(1)	34,800	890,532

		$3,253,249

Specialty Retail — 5.8%

Buckle, Inc. (The)	25,500	$1,159,995
Children’s Place Retail Stores, Inc. (The)(1)	35,000	1,860,950
Dick’s Sporting Goods, Inc.(1)	21,500	879,995
Finish Line, Inc., Class A (The)	54,500	1,171,205

		$5,072,145

Textiles, Apparel & Luxury Goods — 3.4%

Carter’s, Inc.(1)	46,000	$1,422,320
Hanesbrands, Inc.(1)	47,700	1,550,727

		$2,973,047

Thrifts & Mortgage Finance — 4.6%

Astoria Financial Corp.	96,800	$1,400,696
First Niagara Financial Group, Inc.	101,200	1,457,280
Washington Federal, Inc.	73,500	1,182,615

		$4,040,591

Total Common Stocks
(identified cost $61,598,132)		$85,033,692

Short-Term Investments — 2.9%

	Interest
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 5/2/11	$2,498	$2,498,047

Total Short-Term Investments
(identified cost $2,498,047)		$2,498,047

Total Investments — 100.1%
(identified cost $64,096,179)		$87,531,739

Other Assets, Less Liabilities — (0.1)%		$(76,914)

Net Assets — 100.0%		$87,454,825

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

See Notes to Financial Statements.
18

Tax-Managed Small-Cap Value Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investments, at value (identified cost, $64,096,179)	$87,531,739
Dividends and interest receivable	24,692

Total assets	$87,556,431

Liabilities

Payable to affiliates:
Investment adviser fee	$67,882
Trustees’ fees	252
Accrued expenses	33,472

Total liabilities	$101,606

Net Assets applicable to investors’ interest in Portfolio	$87,454,825

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$64,019,265
Net unrealized appreciation	23,435,560

Total	$87,454,825

See Notes to Financial Statements.
19

Tax-Managed Small-Cap Value Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends (net of foreign taxes, $277)	$569,441
Interest	114

Total investment income	$569,555

Expenses

Investment adviser fee	$388,110
Trustees’ fees and expenses	1,512
Custodian fee	16,870
Legal and accounting services	14,588
Miscellaneous	1,409

Total expenses	$422,489

Deduct —
Reduction of custodian fee	$1

Total expense reductions	$1

Net expenses	$422,488

Net investment income	$147,067

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$5,508,257

Net realized gain	$5,508,257

Change in unrealized appreciation (depreciation) —
Investments	$9,069,528

Net change in unrealized appreciation (depreciation)	$9,069,528

Net realized and unrealized gain	$14,577,785

Net increase in net assets from operations	$14,724,852

See Notes to Financial Statements.
20

Tax-Managed Small-Cap Value Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$147,067	$148,700
Net realized gain from investment transactions	5,508,257	7,393,682
Net change in unrealized appreciation (depreciation) from investments	9,069,528	4,700,221

Net increase in net assets from operations	$14,724,852	$12,242,603

Capital transactions —
Contributions	$9,544,139	$6,978,163
Withdrawals	(9,281,369)	(14,382,098)

Net increase (decrease) in net assets from capital transactions	$262,770	$(7,403,935)

Net increase in net assets	$14,987,622	$4,838,668

Net Assets

At beginning of period	$72,467,203	$67,628,535

At end of period	$87,454,825	$72,467,203

See Notes to Financial Statements.
21

Tax-Managed Small-Cap Value Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.09	%(2)	1.13%	1.14%	1.12%	1.14%	1.14%
Net investment income	0.38	%(2)(3)	0.20%	0.73%	0.51%	0.19%	0.17%
Portfolio Turnover	24	%(4)	51%	66%	103%	80%	49%

Total Return	20.77	%(4)	18.99%	5.89%	(21.19)%	12.92%	11.91%

Net assets, end of period (000’s omitted)	$87,455		$72,467	$67,629	$61,778	$59,511	$54,331

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Includes special dividends equal to 0.23% (annualized) of average daily net assets.
(4)	Not annualized.

See Notes to Financial Statements.
22

Tax-Managed Small-Cap Value Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Tax-Managed Small-Cap Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Tax-Managed Small-Cap Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 48.1% and 51.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

23

Tax-Managed Small-Cap Value Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

H Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR pays Fox Asset Management LLC (Fox), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended April 30, 2011, the investment adviser fee was 1.00% (annualized) of the Portfolio’s average daily net assets and amounted to $388,110.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $19,546,695 and $19,024,664, respectively, for the six months ended April 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,096,179

Gross unrealized appreciation	$23,728,807
Gross unrealized depreciation	(293,247)

Net unrealized appreciation	$23,435,560

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Tax-Managed Small-Cap Value Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$85,033,692	$—	$—	$85,033,692
Short-Term Investments	—	2,498,047	—	2,498,047

Total Investments	$85,033,692	$2,498,047	$—	$87,531,739

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

25

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

26

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Small-Cap Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), and the sub-advisory agreement with Fox Asset Management LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board also noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

27

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or Sub-Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

28

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Value Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Tax-Managed Small-Cap Value Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Small-Cap Value Fund and Tax-Managed Small-Cap Value Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

29

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) will (if applicable) file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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Investment Adviser of Tax-Managed Small-Cap Value Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Tax-Managed Small-Cap Value Portfolio
Fox Asset Management LLC
331 Newman Springs Road, Suite 122
Red Bank, NJ 07701

Administrator of Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1300-6/11	TMSCVSRC

Eaton Vance Tax-Managed Value Fund
Semiannual Report
April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Tax-Managed Value Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	28
Officers and Trustees	31
Important Notices	32

Eaton Vance
Tax-Managed Value Fund
April 30, 2011
Portfolio Managers Michael R. Mach, CFA; Matthew F. Beaudry, CFA; John D. Crowley; Stephen J. Kaszynski, CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	EATVX	EBTVX	ECTVX	EITVX
Inception Date	12/27/99	1/18/00	1/24/00	11/30/07

% Average Annual Total Returns at net asset value (NAV)

Six Months	13.62	13.61	13.15	13.77
One Year	8.37	8.38	7.55	8.64
Five Years	1.04	0.67	0.29	N.A.
Ten Years	4.13	3.55	3.35	N.A.
Since Inception	6.02	5.14	5.21	-3.03

% SEC Average Annual Total Returns with maximum sales charge

Six Months	7.09	8.61	12.15	13.77
One Year	2.13	3.38	6.55	8.64
Five Years	-0.14	0.28	0.29	N.A.
Ten Years	3.52	3.55	3.35	N.A.
Since Inception	5.46	5.14	5.21	-3.03

% SEC After-Tax Returns with maximum sales charge[2]

Return After Taxes on Distributions

One Year	2.01	3.29	6.55	8.48
Five Years	-0.29	0.21	0.26	N.A.
Ten Years	3.40	3.50	3.32	N.A.
Since Inception	5.35	5.09	5.18	-3.49

Return After Taxes on Distributions and Sale of Fund Shares

One Year	1.52	2.32	4.26	5.82
Five Years	-0.13	0.23	0.25	N.A.
Ten Years	3.04	3.07	2.90	N.A.
Since Inception	4.80	4.51	4.58	-2.78

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	5.75	5.00	1.00	None

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

	1.16	1.91	1.91	0.91

% Comparative Performance[4]	Six Months	One Year	Five Years	Ten Years

Russell 1000 Value Index	17.29	15.24	1.40	4.31
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Managed Value Fund
April 30, 2011
Fund Profile5

Sector Allocation5 (% of net assets)

Top 10 Holdings6 (% of net assets)

Occidental Petroleum Corp.	2.8
JPMorgan Chase & Co.	2.6
Wells Fargo & Co.	2.6
Pfizer, Inc.	2.6
ConocoPhillips	2.5
Apache Corp.	2.4
Wal-Mart Stores, Inc.	2.3
Johnson & Johnson	2.2
PNC Financial Services Group, Inc.	2.2
General Electric Co.	2.2

Total % of net assets	24.4

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Tax-Managed Value Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

3.	Source: Fund prospectus.

4.	Russell 1000 Value Index is an unmanaged index of 1,000 U.S. large-cap value stocks. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

5.	The Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings. Fund profile is subject to change due to active management.

6.	Excludes cash and cash equivalents.

4

Eaton Vance
Tax-Managed Value Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Class A	$1,000.00	$1,136.20	$6.09	1.15%
Class B	$1,000.00	$1,136.10	$6.67	1.26%
Class C	$1,000.00	$1,131.50	$10.04	1.90%
Class I	$1,000.00	$1,137.70	$4.77	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.76	1.15%
Class B	$1,000.00	$1,018.50	$6.31	1.26%
Class C	$1,000.00	$1,015.40	$9.49	1.90%
Class I	$1,000.00	$1,020.30	$4.51	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Tax-Managed Value Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in Tax-Managed Value Portfolio, at value (identified cost, $1,348,923,192)	$1,935,613,575
Receivable for Fund shares sold	3,678,139

Total assets	$1,939,291,714

Liabilities

Payable for Fund shares redeemed	$4,603,979
Payable to affiliates:
Distribution and service fees	313,579
Administration fee	233,084
Trustees’ fees	42
Accrued expenses	306,118

Total liabilities	$5,456,802

Net Assets	$1,933,834,912

Sources of Net Assets

Paid-in capital	$1,576,262,224
Accumulated net realized loss from Portfolio	(234,287,357)
Accumulated undistributed net investment income	5,169,662
Net unrealized appreciation from Portfolio	586,690,383

Total	$1,933,834,912

Class A Shares

Net Assets	$827,090,293
Shares Outstanding	46,103,056
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.94
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.03

Class B Shares

Net Assets	$25,356,665
Shares Outstanding	1,484,095
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.09

Class C Shares

Net Assets	$173,873,148
Shares Outstanding	9,998,281
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.39

Class I Shares

Net Assets	$907,514,806
Shares Outstanding	50,646,619
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.92

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Tax-Managed Value Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends allocated from Portfolio (net of foreign taxes, $241,815)	$21,247,221
Interest allocated from Portfolio	29,122
Securities lending income allocated from Portfolio, net	70,533
Expenses allocated from Portfolio	(6,170,303)

Total investment income from Portfolio	$15,176,573

Expenses

Administration fee	$1,432,202
Distribution and service fees
Class A	1,018,929
Class B	50,134
Class C	863,762
Trustees’ fees and expenses	250
Custodian fee	18,730
Transfer and dividend disbursing agent fees	775,778
Legal and accounting services	17,100
Printing and postage	103,398
Registration fees	60,018
Miscellaneous	11,354

Total expenses	$4,351,655

Net investment income	$10,824,918

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$88,223,460
Foreign currency transactions	(23,266)

Net realized gain	$88,200,194

Change in unrealized appreciation (depreciation) —
Investments	$146,656,720
Foreign currency	142,303

Net change in unrealized appreciation (depreciation)	$146,799,023

Net realized and unrealized gain	$234,999,217

Net increase in net assets from operations	$245,824,135

See Notes to Financial Statements.
7

Eaton Vance
Tax-Managed Value Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$10,824,918	$15,454,514
Net realized gain from investment and foreign currency transactions	88,200,194	62,661,187
Net change in unrealized appreciation (depreciation) from investments and foreign currency	146,799,023	68,861,864

Net increase in net assets from operations	$245,824,135	$146,977,565

Distributions to shareholders —
From net investment income
Class A	$(6,337,673)	$(8,969,223)
Class B	(167,178)	(523,510)
Class C	(8,609)	(875,539)
Class I	(9,155,770)	(8,131,548)

Total distributions to shareholders	$(15,669,230)	$(18,499,820)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$93,511,165	$330,753,090
Class B	336,721	1,012,745
Class C	2,645,774	7,719,729
Class I	162,066,349	500,308,973
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,488,668	7,236,713
Class B	129,973	414,092
Class C	6,307	655,418
Class I	7,488,904	5,286,480
Cost of shares redeemed
Class A	(160,159,867)	(379,750,528)
Class B	(3,158,685)	(9,044,371)
Class C	(22,021,450)	(37,355,325)
Class I	(209,178,928)	(256,908,077)
Net asset value of shares exchanged
Class A	5,179,778	24,866,113
Class B	(5,179,778)	(24,866,113)
Contingent deferred sales charges
Class B	15,939	33,190

Net increase (decrease) in net assets from Fund share transactions	$(123,829,130)	$170,362,129

Net increase in net assets	$106,325,775	$298,839,874

Net Assets

At beginning of period	$1,827,509,137	$1,528,669,263

At end of period	$1,933,834,912	$1,827,509,137

Accumulated undistributed net investment income included in net assets

At end of period	$5,169,662	$10,013,974

See Notes to Financial Statements.
8

Eaton Vance
Tax-Managed Value Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)(1)		2010(1)	2009(1)	2008(1)	2007	2006

Net asset value — Beginning of period	$15.910		$14.760	$14.400	$21.750	$18.770	$15.920

Income (Loss) From Operations

Net investment income	$0.092		$0.137	$0.192	$0.229	$0.202	$0.189
Net realized and unrealized gain (loss)	2.067		1.190	0.356	(7.386)	2.955	2.805

Total income (loss) from operations	$2.159		$1.327	$0.548	$(7.157)	$3.157	$2.994

Less Distributions

From net investment income	$(0.129)		$(0.177)	$(0.188)	$(0.193)	$(0.177)	$(0.144)

Total distributions	$(0.129)		$(0.177)	$(0.188)	$(0.193)	$(0.177)	$(0.144)

Net asset value — End of period	$17.940		$15.910	$14.760	$14.400	$21.750	$18.770

Total Return(2)	13.62	%(3)	9.00%	4.01%	(33.19)%	16.93%	18.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$827,090		$785,050	$745,816	$710,258	$737,940	$529,073
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.15	%(7)	1.16%	1.19%	1.16%	1.16%	1.18	%(6)
Net investment income	1.09	%(7)	0.88%	1.46%	1.20%	1.06%	1.16%
Portfolio Turnover of the Portfolio	20	%(3)	35%	82%	84%	14%	26%

(1)	Net investment income per share was computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2006).
(7)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
Tax-Managed Value Fund

April 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)(1)		2010(1)	2009(1)	2008(1)	2007	2006

Net asset value — Beginning of period	$15.130		$14.010	$13.530	$20.420	$17.630	$14.970

Income (Loss) From Operations

Net investment income	$0.081		$0.122	$0.193	$0.091	$0.068	$0.073
Net realized and unrealized gain (loss)	1.964		1.131	0.321	(6.958)	2.761	2.618

Total income (loss) from operations	$2.045		$1.253	$0.514	$(6.867)	$2.829	$2.691

Less Distributions

From net investment income	$(0.094)		$(0.144)	$(0.044)	$(0.023)	$(0.039)	$(0.031)

Total distributions	$(0.094)		$(0.144)	$(0.044)	$(0.023)	$(0.039)	$(0.031)

Contingent deferred sales charges(1)	$0.009		$0.011	$0.010	$—	$—	$—

Net asset value — End of period	$17.090		$15.130	$14.010	$13.530	$20.420	$17.630

Total Return(2)	13.61	%(3)	9.03%	3.92%	(33.67)%	16.07%	18.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,357		$29,844	$58,023	$122,001	$248,127	$250,030
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.26	%(7)	1.26%	1.29%	1.89%	1.91%	1.93	%(6)
Net investment income	1.00	%(7)	0.82%	1.56%	0.50%	0.33%	0.44%
Portfolio Turnover of the Portfolio	20	%(3)	35%	82%	84%	14%	26%

(1)	Net investment income and contingent deferred sales charges per share were computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2006).
(7)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
Tax-Managed Value Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)(1)		2010(1)	2009(1)	2008(1)	2007	2006

Net asset value — Beginning of period	$15.370		$14.260	$13.870	$20.960	$18.100	$15.370

Income (Loss) From Operations

Net investment income	$0.028		$0.020	$0.099	$0.087	$0.062	$0.071
Net realized and unrealized gain (loss)	1.993		1.158	0.337	(7.143)	2.847	2.694

Total income (loss) from operations	$2.021		$1.178	$0.436	$(7.056)	$2.909	$2.765

Less Distributions

From net investment income	$(0.001)		$(0.068)	$(0.046)	$(0.034)	$(0.049)	$(0.035)

Total distributions	$(0.001)		$(0.068)	$(0.046)	$(0.034)	$(0.049)	$(0.035)

Net asset value — End of period	$17.390		$15.370	$14.260	$13.870	$20.960	$18.100

Total Return(2)	13.15	%(3)	8.27%	3.19%	(33.72)%	16.10%	18.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$173,873		$171,693	$186,734	$218,320	$348,265	$297,473
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.90	%(7)	1.91%	1.94%	1.91%	1.91%	1.93	%(6)
Net investment income	0.35	%(7)	0.13%	0.78%	0.47%	0.32%	0.43%
Portfolio Turnover of the Portfolio	20	%(3)	35%	82%	84%	14%	26%

(1)	Net investment income per share was computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2006).
(7)	Annualized.

See Notes to Financial Statements.
11

Eaton Vance
Tax-Managed Value Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2011				Period Ended
	(Unaudited)		2010	2009	October 31, 2008(1)

Net asset value — Beginning of period	$15.910		$14.750	$14.410	$20.970

Income (Loss) From Operations

Net investment income(2)	$0.112		$0.173	$0.205	$0.224
Net realized and unrealized gain (loss)	2.067		1.198	0.366	(6.551)

Total income (loss) from operations	$2.179		$1.371	$0.571	$(6.327)

Less Distributions

From net investment income	$(0.169)		$(0.211)	$(0.231)	$(0.233)

Total distributions	$(0.169)		$(0.211)	$(0.231)	$(0.233)

Net asset value — End of period	$17.920		$15.910	$14.750	$14.410

Total Return(3)	13.77	%(4)	9.31%	4.22%	(30.53	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$907,515		$840,923	$538,097	$174,464
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.90	%(7)	0.91%	0.94%	0.91	%(7)
Net investment income	1.33	%(7)	1.11%	1.53%	1.36	%(7)
Portfolio Turnover of the Portfolio	20	%(4)	35%	82%	84	%(8)

(1)	For the period from the start of business, November 30, 2007, to October 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	For the Portfolio’s year ended October 31, 2008.

See Notes to Financial Statements.
12

Eaton Vance
Tax-Managed Value Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Effective June 13, 2011, the Fund no longer offers Class B shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (93.3% at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $318,198,783 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($172,768,968) and October 31, 2017 ($145,429,815).

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance
Tax-Managed Value Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2011, the administration fee amounted to $1,432,202. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $28,368 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $10,569 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $1,018,929 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. Such payments were discontinued during portions of the six months ended April 30, 2011 with respect to Class B. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $15,664 and $647,821 for Class B and Class C shares, respectively, representing 0.11% and 0.75% (annualized) of the average daily net assets of Class B and Class C shares, respectively. At April 30, 2011, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $23,604,000. There were no Uncovered Distribution Charges calculated under the Class B Plan at April 30, 2011.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $34,470 and $215,941 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to

14

Eaton Vance
Tax-Managed Value Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $2,000, $16,000 and $3,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively. In addition, $15,939 of CDSCs were paid by Class B shareholders directly to the Fund for days when no Uncovered Distribution Charges existed.

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $39,902,630 and $182,289,824, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	5,515,860	21,338,492
Issued to shareholders electing to receive payments of distributions in Fund shares	266,074	459,806
Redemptions	(9,322,605)	(24,580,261)
Exchange from Class B shares	306,624	1,575,660

Net decrease	(3,234,047)	(1,206,303)

	Six Months Ended
	April 30, 2011	Year Ended
Class B	(Unaudited)	October 31, 2010

Sales	20,865	68,573
Issued to shareholders electing to receive payments of distributions in Fund shares	8,088	27,680
Redemptions	(195,604)	(607,516)
Exchange to Class A shares	(322,166)	(1,658,155)

Net decrease	(488,817)	(2,169,418)

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	161,172	508,724
Issued to shareholders electing to receive payments of distributions in Fund shares	385	42,866
Redemptions	(1,337,059)	(2,472,046)

Net decrease	(1,175,502)	(1,920,456)

15

Eaton Vance
Tax-Managed Value Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2011	Year Ended
Class I	(Unaudited)	October 31, 2010

Sales	9,552,900	32,302,902
Issued to shareholders electing to receive payments of distributions in Fund shares	444,709	336,718
Redemptions	(12,201,184)	(16,269,666)

Net increase (decrease)	(2,203,575)	16,369,954

16

Tax-Managed Value Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value

Aerospace & Defense — 4.5%

Boeing Co. (The)	175,000	$13,961,500
General Dynamics Corp.	365,000	26,579,300
Lockheed Martin Corp.	190,000	15,057,500
United Technologies Corp.	410,000	36,727,800

		$92,326,100

Beverages — 1.1%

PepsiCo, Inc.	325,000	$22,389,250

		$22,389,250

Biotechnology — 1.1%

Amgen, Inc.(1)	400,000	$22,740,000

		$22,740,000

Capital Markets — 2.6%

Ameriprise Financial, Inc.	250,000	$15,515,000
Goldman Sachs Group, Inc. (The)	249,700	37,707,197

		$53,222,197

Chemicals — 1.5%

Air Products and Chemicals, Inc.	150,000	$14,328,000
BASF SE(2)	170,000	17,456,261

		$31,784,261

Commercial Banks — 8.6%

Fifth Third Bancorp	1,150,000	$15,260,500
HSBC Holdings PLC	1,475,000	16,089,148
KeyCorp	1,700,000	14,739,000
PNC Financial Services Group, Inc.	735,000	45,819,900
SunTrust Banks, Inc.	500,000	14,095,000
U.S. Bancorp	750,000	19,365,000
Wells Fargo & Co.	1,825,000	53,125,750

		$178,494,298

Commercial Services & Supplies — 0.5%

Waste Management, Inc.	275,000	$10,851,500

		$10,851,500

Computers & Peripherals — 0.7%

Apple, Inc.(1)	40,000	$13,929,200

		$13,929,200

Consumer Finance — 1.3%

American Express Co.	550,000	$26,994,000

		$26,994,000

Diversified Financial Services — 5.9%

Bank of America Corp.	2,700,000	$33,156,000
Citigroup, Inc.(1)	7,650,000	35,113,500
JPMorgan Chase & Co.	1,200,000	54,756,000

		$123,025,500

Diversified Telecommunication Services — 2.6%

AT&T, Inc.	766,400	$23,850,368
Verizon Communications, Inc.(2)	797,600	30,133,328

		$53,983,696

Electric Utilities — 2.1%

American Electric Power Co., Inc.	250,000	$9,120,000
Exelon Corp.(2)	300,000	12,645,000
NextEra Energy, Inc.	200,000	11,314,000
PPL Corp.	400,000	10,972,000

		$44,051,000

Food & Staples Retailing — 3.0%

CVS Caremark Corp.	400,000	$14,496,000
Wal-Mart Stores, Inc.	875,000	48,107,500

		$62,603,500

Food Products — 3.0%

Kraft Foods, Inc., Class A	534,000	$17,931,720
Nestle SA	450,000	27,930,773
Unilever NV	500,000	16,500,000

		$62,362,493

Health Care Equipment & Supplies — 1.2%

Covidien PLC	450,000	$25,060,500

		$25,060,500

Health Care Providers & Services — 2.3%

UnitedHealth Group, Inc.	675,000	$33,230,250
WellPoint, Inc.	190,000	14,590,100

		$47,820,350

See Notes to Financial Statements.
17

Tax-Managed Value Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.3%

Carnival Corp.	425,000	$16,179,750
McDonald’s Corp.	415,000	32,498,650

		$48,678,400

Industrial Conglomerates — 2.2%

General Electric Co.	2,225,000	$45,501,250

		$45,501,250

Insurance — 5.3%

ACE, Ltd.	150,000	$10,087,500
Lincoln National Corp.(2)	750,000	23,422,500
MetLife, Inc.	705,000	32,986,950
Prudential Financial, Inc.	520,000	32,978,400
XL Group PLC	453,018	11,062,700

		$110,538,050

IT Services — 2.3%

Accenture PLC, Class A	375,000	$21,423,750
International Business Machines Corp.	150,000	25,587,000

		$47,010,750

Life Sciences Tools & Services — 0.7%

Thermo Fisher Scientific, Inc.(1)	250,000	$14,997,500

		$14,997,500

Machinery — 1.3%

Illinois Tool Works, Inc.	475,000	$27,744,750

		$27,744,750

Media — 2.6%

Comcast Corp., Class A	650,000	$17,056,000
Time Warner Cable, Inc.	240,000	18,751,200
Walt Disney Co. (The)	400,000	17,240,000

		$53,047,200

Metals & Mining — 3.2%

BHP Billiton, Ltd. ADR(2)	325,000	$32,903,000
Freeport-McMoRan Copper & Gold, Inc.	580,000	31,917,400
United States Steel Corp.(2)	27,078	1,291,891

		$66,112,291

Multi-Utilities — 1.8%

Dominion Resources, Inc.	227,000	$10,537,340
Public Service Enterprise Group, Inc.	315,000	10,133,550
Sempra Energy	300,000	16,530,000

		$37,200,890

Multiline Retail — 1.8%

Kohl’s Corp.	285,000	$15,022,350
Target Corp.	450,000	22,095,000

		$37,117,350

Oil, Gas & Consumable Fuels — 14.8%

Alpha Natural Resources, Inc.(1)(2)	275,000	$15,996,750
Apache Corp.	375,000	50,013,750
Chevron Corp.	275,000	30,096,000
ConocoPhillips	650,000	51,304,500
Exxon Mobil Corp.	350,000	30,800,000
Hess Corp.	375,000	32,235,000
Occidental Petroleum Corp.	500,000	57,145,000
Peabody Energy Corp.	600,000	40,092,000

		$307,683,000

Pharmaceuticals — 7.5%

Abbott Laboratories	450,000	$23,418,000
Johnson & Johnson	706,700	46,444,324
Merck & Co., Inc.	925,000	33,253,750
Pfizer, Inc.	2,530,000	53,028,800

		$156,144,874

Real Estate Investment Trusts (REITs) — 2.3%

AvalonBay Communities, Inc.	127,332	$16,121,504
Boston Properties, Inc.(2)	150,000	15,679,500
Simon Property Group, Inc.	130,000	14,890,200

		$46,691,204

Road & Rail — 1.7%

Union Pacific Corp.	340,000	$35,179,800

		$35,179,800

Software — 2.4%

Microsoft Corp.	875,000	$22,767,500
Oracle Corp.	725,000	26,136,250

		$48,903,750

See Notes to Financial Statements.
18

Tax-Managed Value Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail — 1.3%

TJX Companies, Inc. (The)	490,000	$26,273,800

		$26,273,800

Tobacco — 1.1%

Philip Morris International, Inc.	330,000	$22,915,200

		$22,915,200

Wireless Telecommunication Services — 0.9%

Vodafone Group PLC ADR	655,100	$19,076,512

		$19,076,512

Total Common Stocks
(identified cost $1,391,398,701)		$2,022,454,416

Short-Term Investments — 3.7%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.13%(3)(4)	$51,511	$51,510,799
Eaton Vance Cash Reserves Fund, LLC, 0.16%(4)	25,598	25,597,629

Total Short-Term Investments
(identified cost $77,108,428)		$77,108,428

Total Investments — 101.2%
(identified cost $1,468,507,129)		$2,099,562,844

Other Assets, Less Liabilities — (1.2)%		$(25,687,069)

Net Assets — 100.0%		$2,073,875,775

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at April 30, 2011.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at April 30, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Financial Statements.
19

Tax-Managed Value Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value including $50,320,263 of securities on loan (identified cost, $1,391,398,701)	$2,022,454,416
Affiliated investments, at value (identified cost, $77,108,428)	77,108,428
Dividends receivable	2,306,078
Interest receivable from affiliated investment	4,687
Receivable for investments sold	26,666,999
Securities lending income receivable	29,306
Tax reclaims receivable	1,441,314

Total assets	$2,130,011,228

Liabilities

Collateral for securities loaned	$51,510,799
Payable for investments purchased	3,400,817
Payable to affiliates:
Investment adviser fee	1,026,646
Trustees’ fees	4,208
Accrued expenses	192,983

Total liabilities	$56,135,453

Net Assets applicable to investors’ interest in Portfolio	$2,073,875,775

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,442,524,415
Net unrealized appreciation	631,351,360

Total	$2,073,875,775

See Notes to Financial Statements.
20

Tax-Managed Value Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends (net of foreign taxes, $258,497)	$22,609,242
Securities lending income, net	75,175
Interest allocated from affiliated investment	30,981
Expenses allocated from affiliated investment	(1,515)

Total investment income	$22,713,883

Expenses

Investment adviser fee	$6,282,123
Trustees’ fees and expenses	25,250
Custodian fee	185,681
Legal and accounting services	42,482
Miscellaneous	28,456

Total expenses	$6,563,992

Deduct —
Reduction of custodian fee	$24

Total expense reductions	$24

Net expenses	$6,563,968

Net investment income	$16,149,915

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$95,460,327
Investment transactions allocated from affiliated investments	4,695
Foreign currency transactions	(24,793)

Net realized gain	$95,440,229

Change in unrealized appreciation (depreciation) —
Investments	$154,716,588
Foreign currency	151,698

Net change in unrealized appreciation (depreciation)	$154,868,286

Net realized and unrealized gain	$250,308,515

Net increase in net assets from operations	$266,458,430

See Notes to Financial Statements.
21

Tax-Managed Value Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$16,149,915	$25,644,880
Net realized gain from investment and foreign currency transactions	95,440,229	68,709,350
Net change in unrealized appreciation (depreciation) from investments and foreign currency	154,868,286	72,147,422

Net increase in net assets from operations	$266,458,430	$166,501,652

Capital transactions —
Contributions	$52,266,289	$339,288,586
Withdrawals	(190,808,148)	(209,156,623)

Net increase (decrease) in net assets from capital transactions	$(138,541,859)	$130,131,963

Net increase in net assets	$127,916,571	$296,633,615

Net Assets

At beginning of period	$1,945,959,204	$1,649,325,589

At end of period	$2,073,875,775	$1,945,959,204

See Notes to Financial Statements.
22

Tax-Managed Value Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.65	%(2)	0.65%	0.67%	0.66%	0.66%	0.67	%(3)
Net investment income	1.59	%(2)	1.38%	1.96%	1.71%	1.56%	1.67%
Portfolio Turnover	20	%(4)	35%	82%	84%	14%	26%

Total Return	13.90	%(4)	9.55%	4.55%	(32.85)%	17.51%	19.53%

Net assets, end of period (000’s omitted)	$2,073,876		$1,945,959	$1,649,326	$1,357,280	$1,521,164	$1,212,996

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2006).
(4)	Not annualized.

See Notes to Financial Statements.
23

Tax-Managed Value Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 93.3% and 6.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

24

Tax-Managed Value Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% on net assets of $500 million but less than $1 billion, 0.60% on net assets of $1 billion but less than $2 billion, 0.575% on net assets of $2 billion but less than $5 billion and 0.555% on net assets of $5 billion and over, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee amounted to $6,282,123 or 0.62% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $397,505,043 and $549,662,849, respectively, for the six months ended April 30, 2011.

25

Tax-Managed Value Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,473,764,445

Gross unrealized appreciation	$627,795,637
Gross unrealized depreciation	(1,997,238)

Net unrealized appreciation	$625,798,399

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

6 Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. The net loan rebate fee received by the Portfolio amounted to $27,596 for the six months ended April 30, 2011. At April 30, 2011, the value of the securities loaned and the value of the collateral received amounted to $50,320,263 and $51,510,799, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Tax-Managed Value Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$165,116,750	$—		$—	$165,116,750
Consumer Staples	142,339,670	27,930,773		—	170,270,443
Energy	307,683,000	—		—	307,683,000
Financials	522,876,101	16,089,148		—	538,965,249
Health Care	266,763,224	—		—	266,763,224
Industrials	211,603,400	—		—	211,603,400
Information Technology	109,843,700	—		—	109,843,700
Materials	80,440,291	17,456,261		—	97,896,552
Telecommunication Services	73,060,208	—		—	73,060,208
Utilities	81,251,890	—		—	81,251,890

Total Common Stocks	$1,960,978,234	$61,476,182	*	$—	$2,022,454,416

Short-Term Investments	$—	$77,108,428		$—	$77,108,428

Total Investments	$1,960,978,234	$138,584,610		$—	$2,099,562,844

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

27

Eaton Vance
Tax-Managed Value Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

28

Eaton Vance
Tax-Managed Value Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

29

Eaton Vance
Tax-Managed Value Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

30

Eaton Vance
Tax-Managed Value Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Managed Value Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Tax-Managed Value Portfolio

Michael R. Mach President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Value Fund and Tax-Managed Value Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

31

Eaton Vance
Tax-Managed Value Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Tax-Managed Value Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Value Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

501-6/11	TVSRC

Eaton Vance Floating-Rate Advantage Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Floating-Rate Advantage Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	47
Officers and Trustees	50
Important Notices	51

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2011
Portfolio Manager Scott H. Page, CFA; Craig P. Russ
Performance1

	Advisers Class	Class A	Class B	Class C	Class I
Symbol	EVFAX	EAFAX	EBFAX	ECFAX	EIFAX
Inception Date	3/15/08	3/17/08	8/4/89	3/15/08	3/15/08

% Average Annual Total Returns at net asset value (NAV)

Six Months	6.09	6.09	5.99	5.85	6.22
One Year	8.65	8.55	8.26	8.07	8.81
Five Years	N.A.	N.A.	2.37	N.A.	N.A.
10 Years	N.A.	N.A.	1.22	N.A.	N.A.
Since Inception	9.07	9.07	0.28	8.56	9.33

% SEC Average Annual Total Returns with maximum sales charge

Six Months	6.09	3.67	2.99	4.85	6.22
One Year	8.65	6.08	5.26	7.07	8.81
Five Years	N.A.	N.A.	2.37	N.A.	N.A.
10 Years	N.A.	N.A.	1.22	N.A.	N.A.
Since Inception	9.07	8.28	0.28	8.56	9.33

% Maximum Sales Charge	Advisers Class	Class A	Class B	Class C	Class I

	None	2.25	3.00	1.00	None

% Total Annual Operating Expense Ratios[2]	Advisers Class	Class A	Class B	Class C	Class I

	1.74	1.74	2.09	2.24	1.49

% Total Leverage[3]

Borrowings					18.24

Comparative Performance[4]					% Return

S&P/LSTA Leveraged Loan Index

Six Months					4.77
One Year					6.93
Five Years					5.36
10 Years					5.34

Lipper Loan Participation Funds Average*

Six Months					4.23
One Year					6.77
Five Years					3.57
10 Years					4.05

* Source: Lipper
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2011
Fund Profile5

Top 10 Holdings6 (% of total investments)

Intelsat Jackson Holdings SA	1.2
Alliance Boots Holdings, Ltd.	1.1
Community Health Systems, Inc.	1.1
Nielsen Finance, LLC	1.1
Delphi Automotive	1.0
HCA, Inc.	1.0
SunGard Data Systems, Inc.	1.0
Rite Aid Corp.	0.9
UPC Broadband Holding B.V.	0.9
Allison Transmission, Inc.	0.9

Total % of total investments	10.2

Top 10 Sectors6 (% of total investments)

Healthcare	11.0
Business Equipment and Services	6.6
Cable and Satellite Television	6.2
Food Service	5.5
Automotive	4.9
Chemicals and Plastics	4.8
Publishing	4.4
Leisure Goods/Activities/Movies	4.3
Electronics/Electrical	4.2
Financial Intermediaries	3.8

Total % of total investments	55.7

Credit Quality7 (% of loan holdings)

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC average annual total returns shown with maximum sales charge reflect the stated maximum sales charge. Prior to January 1, 2011, Advisers Class, Class A and Class I shares were subject to a 1% redemption fee on redemptions or exchanges within 90 days of settlement of purchase. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance for periods prior to 3/15/08 reflects performance of Eaton Vance Prime Rate Reserves, the Fund’s predecessor.

2.	Source: Fund prospectus. Includes interest expense from borrowings of 0.56%.

3.	Total leverage is shown as a percentage of the Portfolio’s aggregate net assets plus borrowings outstanding. The Portfolio employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Portfolio is required to maintain prescribed asset coverage for its borrowings, which could be reduced if Portfolio asset values decline.

4.	The S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

5.	The Fund invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings. Fund profile is subject to change due to active management.

6.	Excludes cash and cash equivalents.

7.	Ratings are based on Moody, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

4

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Advisers Class	$1,000.00	$1,060.90	$7.46	1.46%
Class A	$1,000.00	$1,060.90	$7.46	1.46%
Class B	$1,000.00	$1,059.90	$9.24	1.81%
Class C	$1,000.00	$1,058.50	$10.00	1.96%
Class I	$1,000.00	$1,062.20	$6.19	1.21%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,017.60	$7.30	1.46%
Class A	$1,000.00	$1,017.60	$7.30	1.46%
Class B	$1,000.00	$1,015.80	$9.05	1.81%
Class C	$1,000.00	$1,015.10	$9.79	1.96%
Class I	$1,000.00	$1,018.80	$6.06	1.21%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investment in Senior Debt Portfolio, at value (identified cost, $1,809,075,802)	$1,837,459,842
Receivable for Fund shares sold	8,115,687

Total assets	$1,845,575,529

Liabilities

Payable for Fund shares redeemed	$6,499,062
Distributions payable	2,047,828
Payable to affiliates:
Distribution and service fees	617,997
Administration fee	146,246
Trustees’ fees	42
Accrued expenses	264,480

Total liabilities	$9,575,655

Net Assets	$1,835,999,874

Sources of Net Assets

Paid-in capital	$2,118,095,672
Accumulated net realized loss from Portfolio	(310,829,518)
Accumulated undistributed net investment income	349,680
Net unrealized appreciation from Portfolio	28,384,040

Total	$1,835,999,874

Advisers Class Shares

Net Assets	$74,710,279
Shares Outstanding	6,766,435
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.04

Class A Shares

Net Assets	$769,208,508
Shares Outstanding	69,647,131
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.04
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$11.29

Class B Shares

Net Assets	$99,896,454
Shares Outstanding	9,025,521
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.07

Class C Shares

Net Assets	$659,214,109
Shares Outstanding	59,771,303
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.03

Class I Shares

Net Assets	$232,970,524
Shares Outstanding	21,093,635
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.04

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest allocated from Portfolio	$47,393,319
Expenses allocated from Portfolio	(7,809,862)

Total investment income from Portfolio	$39,583,457

Expenses

Administration fee	$766,200
Distribution and service fees
Advisers Class	66,106
Class A	789,708
Class B	301,716
Class C	2,297,992
Trustees’ fees and expenses	250
Custodian fee	18,382
Transfer and dividend disbursing agent fees	528,400
Legal and accounting services	23,919
Printing and postage	92,191
Registration fees	32,302
Miscellaneous	11,090

Total expenses	$4,928,256

Net investment income	$34,655,201

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$108,254
Foreign currency and forward foreign currency exchange contract transactions	(8,392,985)

Net realized loss	$(8,284,731)

Change in unrealized appreciation (depreciation) —
Investments	$69,927,452
Foreign currency and forward foreign currency exchange contracts	(8,831,046)

Net change in unrealized appreciation (depreciation)	$61,096,406

Net realized and unrealized gain	$52,811,675

Net increase in net assets from operations	$87,466,876

See Notes to Financial Statements.
7

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$34,655,201	$58,118,032
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(8,284,731)	(32,724,301)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	61,096,406	137,008,765

Net increase in net assets from operations	$87,466,876	$162,402,496

Distributions to shareholders —
From net investment income
Advisers Class	$(1,400,202)	$(1,962,379)
Class A	(16,952,122)	(28,360,368)
Class B	(2,557,579)	(5,479,138)
Class C	(15,177,113)	(27,102,863)
Class I	(3,645,654)	(2,329,653)

Total distributions to shareholders	$(39,732,670)	$(65,234,401)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$35,920,068	$14,293,240
Class A	237,142,258	40,242,694
Class B	7,464,377	6,146,819
Class C	90,476,531	57,511,710
Class I	184,362,871	48,639,847
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	990,758	1,615,526
Class A	11,015,269	17,754,305
Class B	1,520,680	3,588,530
Class C	10,937,214	19,955,541
Class I	1,757,097	1,061,130
Cost of shares redeemed
Advisers Class	(4,620,921)	(11,955,686)
Class A	(59,122,384)	(83,515,835)
Class B	(9,882,656)	(25,000,461)
Class C	(45,553,307)	(86,692,486)
Class I	(19,449,937)	(14,360,701)
Net asset value of shares exchanged
Class A	3,918,828	13,179,521
Class B	(3,918,828)	(13,179,521)
Redemption fees	2,375	50,370

Net increase (decrease) in net assets from Fund share transactions	$442,960,293	$(10,665,457)

Net increase in net assets	$490,694,499	$86,502,638

Net Assets

At beginning of period	$1,345,305,375	$1,258,802,737

At end of period	$1,835,999,874	$1,345,305,375

Accumulated undistributed net investment income included in net assets

At end of period	$349,680	$5,427,149

See Notes to Financial Statements.
8

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Financial Highlights

	Advisers Class

	Six Months Ended		Year Ended October 31,
	April 30, 2011				Period Ended
	(Unaudited)		2010	2009	October 31, 2008(1)

Net asset value — Beginning of period	$10.690		$9.910	$7.620	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.254		$0.487	$0.435	$0.395
Net realized and unrealized gain (loss)	0.390		0.834	2.289	(2.405)

Total income (loss) from operations	$0.644		$1.321	$2.724	$(2.010)

Less Distributions

From net investment income	$(0.294)		$(0.541)	$(0.434)	$(0.330)
From net realized gain	—		—	—	(0.040)

Total distributions	$(0.294)		$(0.541)	$(0.434)	$(0.370)

Redemption fees(2)	$0.000	(3)	$0.000 (3)	$0.000 (3)	$—

Net asset value — End of period	$11.040		$10.690	$9.910	$7.620

Total Return(4)	6.09	%(5)	13.65%	37.38%	(20.84	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$74,710		$40,841	$34,173	$27,960
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)(7)	1.08	%(8)	1.18%	1.29%	1.17	%(8)
Interest and fee expense(6)	0.38	%(8)	0.56%	1.32%	0.96	%(8)
Total expenses(6)	1.46	%(8)	1.74%	2.61%	2.13	%(8)
Net investment income	4.68	%(8)	4.69%	5.36%	6.25	%(8)
Portfolio Turnover of the Portfolio	25	%(5)	37%	32%	7	%(9)

(1)	Class commenced operations on March 15, 2008.
(2)	Computed using average shares outstanding.
(3)	Rounds to less than $0.001.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.0005%.
(8)	Annualized.
(9)	For the Portfolio’s year ended October 31, 2008.

See Notes to Financial Statements.
9

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Financial Highlights — continued

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011				Period Ended
	(Unaudited)		2010	2009	October 31, 2008(1)

Net asset value — Beginning of period	$10.690		$9.910	$7.610	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.256		$0.488	$0.439	$0.388
Net realized and unrealized gain (loss)	0.388		0.833	2.294	(2.408)

Total income (loss) from operations	$0.644		$1.321	$2.733	$(2.020)

Less Distributions

From net investment income	$(0.294)		$(0.541)	$(0.433)	$(0.330)
Tax return of capital	—		—	—	(0.040)

Total distributions	$(0.294)		$(0.541)	$(0.433)	$(0.370)

Redemption fees(2)	$0.000	(3)	$0.000 (3)	$0.000 (3)	$—

Net asset value — End of period	$11.040		$10.690	$9.910	$7.610

Total Return(4)	6.09	%(5)	13.64%	37.56%	(20.94	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$769,209		$556,631	$528,054	$444,144
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)(7)	1.08	%(8)	1.18%	1.29%	1.16	%(8)
Interest and fee expense(6)	0.38	%(8)	0.56%	1.32%	0.97	%(8)
Total expenses(6)	1.46	%(8)	1.74%	2.61%	2.13	%(8)
Net investment income	4.72	%(8)	4.71%	5.42%	6.23	%(8)
Portfolio Turnover of the Portfolio	25	%(5)	37%	32%	7	%(9)

(1)	Class commenced operations on March 17, 2008.
(2)	Computed using average shares outstanding.
(3)	Rounds to less than $0.001.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	For the Portfolio’s year ended October 31, 2008.

See Notes to Financial Statements.
10

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Financial Highlights — continued

	Class B(1)

	Six Months Ended		Year Ended October 31,					Year Ended November 30,
	April 30, 2011					Period Ended
	(Unaudited)		2010	2009	2008	October 31, 2007(2)		2006	2005

Net asset value — Beginning of period	$10.710		$9.930	$7.630	$11.180	$11.500		$11.500	$11.490

Income (Loss) From Operations

Net investment income(3)	$0.238		$0.452	$0.426	$0.662	$0.670		$0.667	$0.481
Net realized and unrealized gain (loss)	0.397		0.834	2.279	(3.601)	(0.307)		0.008	0.014

Total income (loss) from operations	$0.635		$1.286	$2.705	$(2.939)	$0.363		$0.675	$0.495

Less Distributions

From net investment income	$(0.275)		$(0.506)	$(0.405)	$(0.545)	$(0.683)		$(0.675)	$(0.485)
Tax return of capital	—		—	—	(0.066)	—		—	—

Total distributions	$(0.275)		$(0.506)	$(0.405)	$(0.611)	$(0.683)		$(0.675)	$(0.485)

Redemption fees(3)	$0.000	(4)	$0.000 (4)	$0.000 (4)	$—	$—		$—	$—

Net asset value — End of period	$11.070		$10.710	$9.930	$7.630	$11.180		$11.500	$11.500

Total Return(5)	5.99	%(6)	13.23%	36.99%	(27.45)%	3.23	%(6)	6.02%	4.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$99,896		$101,395	$121,236	$151,321	$1,158,834		$1,273,866	$1,428,366
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)(8)	1.43	%(9)	1.53%	1.64%	1.51%	1.40	%(9)	1.32%	1.33%
Interest and fee expense(7)	0.38	%(9)	0.56%	1.32%	1.02%	0.70	%(9)	0.01%	0.00	%(10)
Total expenses(7)	1.81	%(9)	2.09%	2.96%	2.53%	2.10	%(9)	1.33%	1.33%
Net investment income	4.38	%(9)	4.36%	5.34%	6.37%	6.39	%(9)	5.79%	4.18%
Portfolio Turnover of the Portfolio	25	%(6)	37%	32%	7%	55	%(6)	51%	65%

(1)	Information prior to the close of business on March 14, 2008 reflects the historical financial results of Eaton Vance Prime Rate Reserves prior to its reorganization.
(2)	For the eleven months ended October 31, 2007.
(3)	Computed using average shares outstanding.
(4)	Rounds to less than $0.001.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.
(10)	Represents less than 0.01%.

See Notes to Financial Statements.
11

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011				Period Ended
	(Unaudited)		2010	2009	October 31, 2008(1)

Net asset value — Beginning of period	$10.680		$9.900	$7.620	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.228		$0.435	$0.399	$0.362
Net realized and unrealized gain (loss)	0.390		0.840	2.280	(2.400)

Total income (loss) from operations	$0.618		$1.275	$2.679	$(2.038)

Less Distributions

From net investment income	$(0.268)		$(0.495)	$(0.399)	$(0.305)
Tax return of capital	—		—	—	(0.037)

Total distributions	$(0.268)		$(0.495)	$(0.399)	$(0.342)

Redemption fees(2)	$0.000	(3)	$0.000 (3)	$0.000 (3)	$—

Net asset value — End of period	$11.030		$10.680	$9.900	$7.620

Total Return(4)	5.85	%(5)	13.16%	36.67%	(21.06	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$659,214		$583,683	$550,652	$484,551
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)(7)	1.58	%(8)	1.68%	1.79%	1.68	%(8)
Interest and fee expense(6)	0.38	%(8)	0.56%	1.32%	0.96	%(8)
Total expenses(6)	1.96	%(8)	2.24%	3.11%	2.64	%(8)
Net investment income	4.22	%(8)	4.21%	4.95%	5.74	%(8)
Portfolio Turnover of the Portfolio	25	%(5)	37%	32%	7	%(9)

(1)	Class commenced operations on March 15, 2008.
(2)	Computed using average shares outstanding.
(3)	Rounds to less than $0.001.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	For the Portfolio’s year ended October 31, 2008.

See Notes to Financial Statements.
12

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2011				Period Ended
	(Unaudited)		2010	2009	October 31, 2008(1)

Net asset value — Beginning of period	$10.690		$9.910	$7.620	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.267		$0.513	$0.461	$0.412
Net realized and unrealized gain (loss)	0.390		0.833	2.282	(2.407)

Total income (loss) from operations	$0.657		$1.346	$2.743	$(1.995)

Less Distributions

From net investment income	$(0.307)		$(0.566)	$(0.453)	$(0.344)
Tax return of capital	—		—	—	(0.041)

Total distributions	$(0.307)		$(0.566)	$(0.453)	$(0.385)

Redemption fees(2)	$0.000	(3)	$0.000 (3)	$0.000 (3)	$—

Net asset value — End of period	$11.040		$10.690	$9.910	$7.620

Total Return(4)	6.22	%(5)	13.91%	37.70%	(20.71	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$232,971		$62,755	$24,688	$13,515
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)(7)	0.83	%(8)	0.93%	1.04%	0.92	%(8)
Interest and fee expense(6)	0.38	%(8)	0.56%	1.32%	0.96	%(8)
Total expenses(6)	1.21	%(8)	1.49%	2.36%	1.88	%(8)
Net investment income	4.92	%(8)	4.94%	5.65%	6.51	%(8)
Portfolio Turnover of the Portfolio	25	%(5)	37%	32%	7	%(9)

(1)	Class commenced operations on March 15, 2008.
(2)	Computed using average shares outstanding.
(3)	Rounds to less than $0.001.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	For the Portfolio’s year ended October 31, 2008.

See Notes to Financial Statements.
13

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are generally sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $305,569,032 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2011 ($86,475,719), October 31, 2012 ($774,702), October 31, 2013 ($704,819), October 31, 2015 ($14,497,995), October 31, 2016 ($124,652,882), October 31, 2017 ($50,458,629) and October 31, 2018 ($28,004,286).

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s and Predecessor Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

14

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

H Redemption Fees — Upon the redemption or exchange of shares by Advisers Class, Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective 1/1/11, Advisers Class, Class A and Class I shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.10% of the Fund’s average daily net assets. For the six months ended April 30, 2011, the administration fee amounted to $766,200. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $59,903 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $39,173 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $66,106 for Advisers Class shares and $789,708 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.40% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $201,144 and $1,838,394 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.20% and 0.15% per annum of its average daily net assets attributable to Class B and Class C shares, respectively. Although there is no present intention to do so, Class C shares could pay service fees of up to 0.25% annually upon Trustee approval. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $100,572 and $459,598 for Class B and Class C shares, respectively.

15

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $8,000, $17,000 and $16,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $411,990,686 and $14,621,124, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Advisers Class	(Unaudited)	October 31, 2010

Sales	3,277,241	1,365,208
Issued to shareholders electing to receive payments of distributions in Fund shares	90,682	156,185
Redemptions	(422,539)	(1,149,338)

Net increase	2,945,384	372,055

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	21,615,766	3,846,441
Issued to shareholders electing to receive payments of distributions in Fund shares	1,009,080	1,715,247
Redemptions	(5,403,472)	(8,063,481)
Exchange from Class B shares	357,926	1,279,858

Net increase (decrease)	17,579,300	(1,221,935)

	Six Months Ended
	April 30, 2011	Year Ended
Class B	(Unaudited)	October 31, 2010

Sales	682,691	589,635
Issued to shareholders electing to receive payments of distributions in Fund shares	139,251	346,647
Redemptions	(904,577)	(2,404,614)
Exchange to Class A shares	(357,077)	(1,277,877)

Net decrease	(439,712)	(2,746,209)

16

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	8,279,720	5,520,744
Issued to shareholders electing to receive payments of distributions in Fund shares	1,004,313	1,930,248
Redemptions	(4,178,281)	(8,387,937)

Net increase (decrease)	5,105,752	(936,945)

	Six Months Ended
	April 30, 2011	Year Ended
Class I	(Unaudited)	October 31, 2010

Sales	16,840,731	4,661,270
Issued to shareholders electing to receive payments of distributions in Fund shares	160,600	101,769
Redemptions	(1,776,890)	(1,384,046)

Net increase	15,224,441	3,378,993

For the six months ended April 30, 2011 and year ended October 31, 2010, the Fund received $2,375 and $50,370, respectively, in redemption fees.

17

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 119.8%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 2.8%

Booz Allen Hamilton, Inc.
	4,875	Term Loan, 4.00%, Maturing August 3, 2017	$4,937,156
DAE Aviation Holdings, Inc.
	5,649	Term Loan, 5.28%, Maturing July 31, 2014	5,712,401
	3,943	Term Loan, 5.28%, Maturing July 31, 2014	3,987,424
Delos Aircraft, Inc.
	1,450	Term Loan, 7.00%, Maturing March 17, 2016	1,460,875
Doncasters (Dundee HoldCo 4 Ltd.)
	1,303	Term Loan, 4.21%, Maturing July 13, 2015	1,275,301
GBP	579	Term Loan, 4.63%, Maturing July 13, 2015	943,454
	1,303	Term Loan, 4.71%, Maturing July 13, 2015	1,275,301
GBP	579	Term Loan, 5.13%, Maturing July 13, 2015	943,454
DynCorp International, LLC
	2,888	Term Loan, 6.25%, Maturing July 5, 2016	2,917,577
Evergreen International Aviation
	3,122	Term Loan, 10.50%, Maturing October 31, 2011(2)	3,096,771
Hawker Beechcraft Acquisition
	2,365	Term Loan, 2.24%, Maturing March 26, 2014	2,088,395
	123	Term Loan, 2.31%, Maturing March 26, 2014	108,816
IAP Worldwide Services, Inc.
	2,422	Term Loan, 8.25%, Maturing December 30, 2012	2,420,304
International Lease Finance Co.
	5,000	Term Loan, 6.75%, Maturing March 17, 2015	5,037,945
Spirit AeroSystems, Inc.
	2,614	Term Loan, 3.53%, Maturing September 30, 2016	2,632,992
TransDigm, Inc.
	6,309	Term Loan, 4.00%, Maturing February 14, 2017	6,386,557
Wesco Aircraft Hardware Corp.
	3,000	Term Loan, 3.23%, Maturing April 4, 2016	3,000,000
	1,152	Term Loan, 4.25%, Maturing April 4, 2017	1,164,694
Wyle Laboratories, Inc.
	1,882	Term Loan, 7.75%, Maturing March 25, 2016	1,889,519

			$51,278,936

Automotive — 6.0%

Adesa, Inc.
	7,396	Term Loan, 2.97%, Maturing October 18, 2013	$7,391,133
Allison Transmission, Inc.
	20,238	Term Loan, 2.99%, Maturing August 7, 2014	20,240,938
Autotrader.com, Inc.
	2,569	Term Loan, 4.75%, Maturing December 15, 2016	2,593,606
Delphi Automotive
	24,475	Term Loan, 5.00%, Maturing April 14, 2017	24,457,867
Federal-Mogul Corp.
	9,695	Term Loan, 2.17%, Maturing December 29, 2014	9,472,035
	5,866	Term Loan, 2.15%, Maturing December 28, 2015	5,731,580
Financiere Truck (Investissement)
EUR	649	Term Loan, 4.15%, Maturing February 15, 2012	920,549
GBP	961	Term Loan, 1.55%, Maturing February 15, 2015(3)	1,537,453
Ford Motor Co.
	2,059	Term Loan, 2.97%, Maturing December 16, 2013	2,063,075
	6,253	Term Loan, 2.97%, Maturing December 16, 2013	6,267,616
Goodyear Tire & Rubber Co.
	17,299	Term Loan - Second Lien, 1.94%, Maturing April 30, 2014	17,087,377
HHI Holdings, LLC
	1,350	Term Loan, 7.01%, Maturing March 21, 2017	1,351,687
Metaldyne, LLC
	1,990	Term Loan, 7.75%, Maturing October 28, 2016	2,039,750
Remy International, Inc.
	2,494	Term Loan, 6.25%, Maturing December 16, 2016	2,515,570
Tenneco Automotive, Inc.
	3,125	Term Loan, 5.24%, Maturing March 17, 2014	3,150,391
TI Automotive, Ltd.
	995	Term Loan, 9.50%, Maturing July 1, 2016	1,017,388
TriMas Corp.
	125	Term Loan, 6.00%, Maturing August 2, 2011	125,938
	1,458	Term Loan, 6.00%, Maturing December 15, 2015	1,469,061
UCI International, Inc.
	1,471	Term Loan, 5.50%, Maturing July 26, 2017	1,488,171

			$110,921,185

Beverage and Tobacco — 0.4%

Culligan International Co.
EUR	1,400	Term Loan - Second Lien, 5.72%, Maturing April 1, 2013	$912,388
Green Mountain Coffee Roasters
	5,411	Term Loan, 5.50%, Maturing December 16, 2016	5,490,921
Maine Beverage Co., LLC
	710	Term Loan, 2.05%, Maturing March 31, 2013	688,527

			$7,091,836

See Notes to Financial Statements.
18

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Building and Development — 2.7%

401 North Wabash Venture, LLC
	4,908	Term Loan, 6.78%, Maturing July 27, 2012(2)	$4,123,108
Armstrong World Industries, Inc.
	3,450	Term Loan, 4.00%, Maturing March 9, 2018	3,479,756
Beacon Sales Acquisition, Inc.
	2,687	Term Loan, 2.27%, Maturing September 30, 2013	2,654,952
Brickman Group Holdings, Inc.
	2,594	Term Loan, 7.25%, Maturing October 14, 2016	2,650,772
CB Richard Ellis Services, Inc.
	1,774	Term Loan, 1.63%, Maturing March 5, 2018(3)	1,775,026
	2,676	Term Loan, 1.75%, Maturing September 4, 2019(3)	2,677,943
CPG International, Inc.
	1,297	Term Loan, 6.00%, Maturing February 18, 2017	1,303,234
Forestar USA Real Estate Group, Inc.
	666	Revolving Loan, 0.84%, Maturing August 6, 2013(3)	652,826
	6,106	Term Loan, 6.50%, Maturing August 6, 2015	6,075,600
Lafarge Roofing
	1,122	Term Loan, 3.25%, Maturing March 16, 2015(2)	1,103,840
EUR	381	Term Loan, 5.00%, Maturing April 16, 2015(2)	717,251
Materis
EUR	802	Term Loan, 3.78%, Maturing April 27, 2014	1,149,808
EUR	872	Term Loan, 4.10%, Maturing April 27, 2015	1,249,583
NCI Building Systems, Inc.
	987	Term Loan, 8.00%, Maturing April 18, 2014	982,077
Panolam Industries Holdings, Inc.
	3,315	Term Loan, 8.25%, Maturing December 31, 2013	3,066,486
RE/MAX International, Inc.
	4,109	Term Loan, 5.50%, Maturing April 15, 2016	4,126,806
Realogy Corp.
	180	Term Loan, 3.24%, Maturing October 10, 2013	173,148
	2,530	Term Loan, 3.31%, Maturing October 10, 2013	2,430,099
South Edge, LLC
	4,475	Term Loan, 0.00%, Maturing October 31, 2009(4)	3,792,562
WCI Communities, Inc.
	1,211	Term Loan, 10.00%, Maturing September 2, 2016(2)	1,180,386
Woodlands Land Development Co. LP (The)
	5,000	Term Loan, 5.00%, Maturing March 7, 2014	5,012,500

			$50,377,763

Business Equipment and Services — 8.5%

Activant Solutions, Inc.
	280	Term Loan, 2.31%, Maturing May 2, 2013	$279,206
	1,676	Term Loan, 4.81%, Maturing February 2, 2016	1,678,266
Advantage Sales & Marketing, Inc.
	8,625	Term Loan, 5.25%, Maturing December 18, 2017	8,680,288
Affinion Group, Inc.
	12,004	Term Loan, 5.00%, Maturing October 10, 2016	12,047,255
Allied Security Holdings, LLC
	1,400	Term Loan, 5.00%, Maturing February 4, 2017	1,411,084
Dealer Computer Services, Inc.
	2,500	Term Loan, 2.71%, Maturing April 21, 2016	2,506,250
	6,700	Term Loan, 3.75%, Maturing April 20, 2018	6,765,546
Education Management, LLC
	6,548	Term Loan, 2.06%, Maturing June 3, 2013	6,451,103
Fifth Third Processing Solution
	1,920	Term Loan, 5.50%, Maturing November 3, 2016	1,940,110
First American Corp.
	2,159	Term Loan, 4.75%, Maturing April 12, 2016	2,170,830
Infogroup, Inc.
	1,687	Term Loan, 6.25%, Maturing July 1, 2016	1,702,717
iPayment, Inc.
	3,197	Term Loan, 4.25%, Maturing May 10, 2013	3,186,542
Kronos, Inc.
	2,448	Term Loan, 2.06%, Maturing June 11, 2014	2,420,233
Language Line, LLC
	4,913	Term Loan, 6.25%, Maturing June 20, 2016	4,961,814
Macrovision Solution Corp.
	1,500	Term Loan, 4.00%, Maturing February 7, 2018	1,514,063
Mitchell International, Inc.
	1,000	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	925,000
NE Customer Service
	3,860	Term Loan, 6.00%, Maturing March 23, 2016	3,860,786
Protection One Alarm Monitor, Inc.
	3,794	Term Loan, 6.00%, Maturing May 16, 2016	3,811,055
Quantum Corp.
	372	Term Loan, 3.81%, Maturing July 14, 2014	370,297
Quintiles Transnational Corp.
	4,524	Term Loan, 2.31%, Maturing March 29, 2013	4,519,862
Sabre, Inc.
	12,628	Term Loan, 2.23%, Maturing September 30, 2014	11,692,990
Safenet, Inc.
	2,903	Term Loan, 2.71%, Maturing April 12, 2014	2,885,235
Sedgwick CMS Holdings, Inc.
	998	Term Loan, 5.00%, Maturing December 30, 2016	1,004,066

See Notes to Financial Statements.
19

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

Serena Software, Inc.
	2,708	Term Loan, 4.31%, Maturing March 10, 2016	$2,699,259
Sitel (Client Logic)
	3,293	Term Loan, 5.79%, Maturing January 30, 2014	3,284,612
Softlayer Tech, Inc.
	1,421	Term Loan, 7.25%, Maturing November 5, 2016	1,433,803
Solera Holdings, LLC
	2,542	Term Loan, 2.06%, Maturing May 16, 2014	2,534,001
SunGard Data Systems, Inc.
	1,594	Term Loan, 1.98%, Maturing February 28, 2014	1,581,661
	2,698	Term Loan, 3.74%, Maturing February 28, 2014	2,720,275
	19,718	Term Loan, 3.93%, Maturing February 26, 2016	19,841,024
Transaction Network Service, Inc.
	938	Term Loan, 6.00%, Maturing November 18, 2015	942,773
TransUnion, LLC
	6,950	Term Loan, 4.75%, Maturing February 12, 2018	7,013,419
Travelport, LLC
	5,847	Term Loan, 4.74%, Maturing August 21, 2015	5,739,139
	7,892	Term Loan, 4.74%, Maturing August 21, 2015	7,745,720
	2,922	Term Loan, 4.81%, Maturing August 21, 2015	2,868,271
EUR	1,053	Term Loan, 5.66%, Maturing August 21, 2015	1,518,580
Valassis Communications, Inc.
	1,291	Term Loan, 2.56%, Maturing March 2, 2014	1,287,588
West Corp.
	748	Term Loan, 2.73%, Maturing October 24, 2013	746,456
	5,174	Term Loan, 4.59%, Maturing July 15, 2016	5,225,318
	1,818	Term Loan, 4.61%, Maturing July 15, 2016	1,837,791

			$155,804,288

Cable and Satellite Television — 7.7%

Atlantic Broadband Finance, LLC
	3,065	Term Loan, 4.00%, Maturing March 8, 2016	$3,089,001
Bresnan Communications, LLC
	2,768	Term Loan, 4.50%, Maturing December 14, 2017	2,794,705
Cequel Communications, LLC
	12,847	Term Loan, 2.24%, Maturing November 5, 2013	12,806,242
Charter Communications Operating, LLC
	8,025	Term Loan, 2.22%, Maturing March 6, 2014	8,032,396
	3,485	Term Loan, 3.56%, Maturing September 6, 2016	3,501,203
CSC Holdings, Inc.
	9,124	Term Loan, 2.06%, Maturing March 29, 2016	9,157,397
Digital Cinema Implementation
	3,000	Term Loan, 5.00%, Maturing March 31, 2017	3,003,750
Foxco Acquisition Sub, LLC
	2,259	Term Loan, 4.77%, Maturing July 14, 2015	2,269,660
Insight Midwest Holdings, LLC
	7,206	Term Loan, 2.02%, Maturing April 7, 2014	7,159,040
Kabel Deutschland GmbH
EUR	3,136	Term Loan, 3.46%, Maturing March 31, 2014	4,655,219
EUR	4,000	Term Loan, 4.46%, Maturing March 31, 2014	5,941,266
EUR	3,000	Term Loan, 5.21%, Maturing December 13, 2016	4,482,331
MCC Iowa, LLC
	1,882	Term Loan, 1.94%, Maturing January 31, 2015	1,875,751
Mediacom Broadband, LLC
	3,350	Term Loan, 4.50%, Maturing October 23, 2017	3,353,875
Mediacom Illinois, LLC
	5,770	Term Loan, 1.94%, Maturing January 31, 2015	5,539,406
Mediacom, LLC
	2,906	Term Loan, 4.50%, Maturing October 23, 2017	2,882,852
Midcontinent Communications
	1,995	Term Loan, 4.00%, Maturing December 30, 2016	2,008,392
NDS Finance, Ltd.
	6,025	Term Loan, 4.00%, Maturing March 12, 2018	6,051,359
ProSiebenSat.1 Media AG
EUR	1,680	Term Loan, 2.58%, Maturing July 2, 2014	2,385,726
EUR	2,900	Term Loan, 2.58%, Maturing July 2, 2014	4,119,246
EUR	967	Term Loan, 3.68%, Maturing March 6, 2015	1,325,693
EUR	6,272	Term Loan, 2.96%, Maturing June 26, 2015	9,018,175
EUR	263	Term Loan, 2.96%, Maturing July 3, 2015	378,118
EUR	967	Term Loan, 3.93%, Maturing March 4, 2016	1,325,693
UPC Broadband Holding B.V.
	453	Term Loan, 3.74%, Maturing December 30, 2016	454,504
EUR	9,221	Term Loan, 4.71%, Maturing December 31, 2016	13,574,205
	1,593	Term Loan, 3.74%, Maturing December 29, 2017	1,598,755
EUR	3,560	Term Loan, 4.96%, Maturing December 31, 2017	5,248,505
Virgin Media Investment Holding
GBP	950	Term Loan, 4.07%, Maturing June 30, 2015	1,593,775
GBP	1,595	Term Loan, 4.57%, Maturing December 31, 2015	2,676,101
YPSO Holding SA
EUR	3,526	Term Loan, 4.95%, Maturing June 16, 2014(2)	4,741,903
EUR	973	Term Loan, 5.11%, Maturing June 16, 2014(2)	1,307,771
EUR	1,587	Term Loan, 5.11%, Maturing June 16, 2014(2)	2,133,733
EUR	1,006	Term Loan, 5.61%, Maturing December 31, 2015(2)	1,344,461

			$141,830,209

See Notes to Financial Statements.
20

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Chemicals and Plastics — 6.0%

Arizona Chemical, Inc.
	1,087	Term Loan, 4.75%, Maturing November 21, 2016	$1,096,535
Brenntag Holding GmbH and Co. KG
	521	Term Loan, 3.72%, Maturing January 20, 2014	523,279
	3,537	Term Loan, 3.74%, Maturing January 20, 2014	3,550,027
EUR	2,071	Term Loan, 4.64%, Maturing January 20, 2014	3,091,204
EUR	377	Term Loan, 5.09%, Maturing January 19, 2015	562,693
EUR	486	Term Loan, 5.13%, Maturing January 19, 2015	725,310
British Vita UK, Ltd.
EUR	1,031	Term Loan, 6.55%, Maturing June 30, 2014(2)	1,518,818
Celanese Holdings, LLC
	2,380	Term Loan, 3.30%, Maturing October 31, 2016	2,401,014
Chemtura Corp.
	2,600	Term Loan, 5.50%, Maturing August 27, 2016	2,629,250
General Chemical Corp.
	1,318	Term Loan, 5.00%, Maturing March 3, 2017	1,327,713
Hexion Specialty Chemicals, Inc.
	3,021	Term Loan, 4.00%, Maturing May 5, 2015	3,010,760
	1,352	Term Loan, 4.06%, Maturing May 5, 2015	1,346,865
	3,850	Term Loan, 4.06%, Maturing May 5, 2015	3,816,312
EUR	725	Term Loan, 4.97%, Maturing May 5, 2015	1,063,645
Houghton International, Inc.
	1,991	Term Loan, 6.75%, Maturing January 29, 2016	2,013,828
Huish Detergents, Inc.
	1,883	Term Loan, 2.22%, Maturing April 26, 2014	1,824,768
Huntsman International, LLC
	1,298	Term Loan, 1.74%, Maturing April 21, 2014	1,287,864
	3,538	Term Loan, 2.77%, Maturing April 19, 2017	3,522,110
INEOS Group
	128	Term Loan, 7.00%, Maturing December 14, 2012	133,623
EUR	2,737	Term Loan, 7.50%, Maturing December 16, 2013	4,253,284
	3,240	Term Loan, 7.50%, Maturing December 16, 2013	3,360,533
EUR	2,739	Term Loan, 8.00%, Maturing December 16, 2014	4,257,504
	3,235	Term Loan, 8.00%, Maturing December 16, 2014	3,355,136
EUR	1,000	Term Loan, 9.00%, Maturing December 16, 2015	1,559,374
MacDermid, Inc.
EUR	961	Term Loan, 3.40%, Maturing April 11, 2014	1,401,362
Millenium Inorganic Chemicals
	2,322	Term Loan, 2.56%, Maturing May 15, 2014	2,319,198
Momentive Performance Materials
	8,136	Term Loan, 3.75%, Maturing May 5, 2015	8,095,703
EUR	2,843	Term Loan, 4.65%, Maturing May 5, 2015	4,134,849
Nalco Co.
	3,060	Term Loan, 4.50%, Maturing October 5, 2017	3,091,497
Omnova Solutions, Inc.
	2,170	Term Loan, 5.75%, Maturing May 31, 2017	2,198,038
Rockwood Specialties Group, Inc.
	5,525	Term Loan, 3.75%, Maturing February 9, 2018	5,587,156
Schoeller Arca Systems Holding
EUR	289	Term Loan, 5.01%, Maturing November 16, 2015	303,965
EUR	824	Term Loan, 5.01%, Maturing November 16, 2015	866,659
EUR	887	Term Loan, 5.01%, Maturing November 16, 2015	932,609
Solutia, Inc.
	1,750	Revolving Loan, 0.93%, Maturing March 17, 2015(3)	1,662,500
	5,062	Term Loan, 3.50%, Maturing August 1, 2017	5,104,878
Styron S.A.R.L.
	7,082	Term Loan, 6.00%, Maturing August 2, 2017	7,164,107
Tank Intermediate Holding Corp.
	2,000	Term Loan, 6.00%, Maturing April 15, 2016	2,020,000
Univar, Inc.
	13,484	Term Loan, 5.00%, Maturing June 30, 2017	13,602,933

			$110,716,903

Conglomerates — 2.3%

Aquilex Holdings, LLC
	882	Term Loan, 6.00%, Maturing April 1, 2016	$884,648
Goodman Global Holdings, Inc.
	3,930	Term Loan, 5.75%, Maturing October 28, 2016	3,970,767
Jarden Corp.
	2,711	Term Loan, 3.24%, Maturing January 31, 2017	2,743,225
Johnson Diversey, Inc.
	1,668	Term Loan, 4.00%, Maturing November 24, 2015	1,675,358
Manitowoc Company, Inc. (The)
	1,383	Term Loan, 8.00%, Maturing November 6, 2014	1,389,882
RBS Global, Inc.
	1,051	Term Loan, 2.50%, Maturing July 19, 2013	1,046,539
	4,878	Term Loan, 2.79%, Maturing July 19, 2013	4,877,869
RGIS Holdings, LLC
	242	Term Loan, 2.80%, Maturing April 30, 2014	238,365
	4,834	Term Loan, 2.81%, Maturing April 30, 2014	4,767,300
Service Master Co.
	587	Term Loan, 2.72%, Maturing July 24, 2014	578,372
	8,885	Term Loan, 2.76%, Maturing July 24, 2014	8,757,031
US Investigations Services, Inc.
	1,930	Term Loan, 3.06%, Maturing February 21, 2015	1,916,958
	1,787	Term Loan, 7.75%, Maturing February 21, 2015	1,801,015

See Notes to Financial Statements.
21

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Conglomerates (continued)

Vertrue, Inc.
	845	Term Loan, 5.31%, Maturing August 16, 2014	$760,192
Walter Industries, Inc.
	6,000	Term Loan, 4.00%, Maturing April 2, 2018	6,059,628

			$41,467,149

Containers and Glass Products — 3.2%

Berry Plastics Corp.
	5,995	Term Loan, 2.31%, Maturing April 3, 2015	$5,782,445
BWAY Corp.
	489	Term Loan, 4.50%, Maturing February 23, 2018	493,223
	5,511	Term Loan, 4.50%, Maturing February 23, 2018	5,560,533
Consolidated Container Co.
	819	Term Loan, 2.44%, Maturing March 28, 2014	800,781
	1,500	Term Loan - Second Lien, 5.69%, Maturing September 28, 2014	1,361,250
Crown Americas, Inc.
EUR	378	Term Loan, 2.65%, Maturing November 15, 2012	557,147
Graham Packaging Holdings Co.
	6,819	Term Loan, 6.75%, Maturing April 5, 2014	6,892,490
	3,483	Term Loan, 6.00%, Maturing September 23, 2016	3,517,868
Graphic Packaging International, Inc.
	4,797	Term Loan, 2.29%, Maturing May 16, 2014	4,796,843
	1,537	Term Loan, 3.04%, Maturing May 16, 2014	1,541,768
Hilex Poly Co.
	1,463	Term Loan, 11.25%, Maturing November 16, 2015	1,462,500
JSG Acquisitions
EUR	1,528	Term Loan, 4.31%, Maturing December 1, 2014	2,277,103
EUR	1,511	Term Loan, 4.54%, Maturing December 31, 2014	2,251,068
OI European Group B.V.
EUR	3,790	Term Loan, 2.51%, Maturing June 14, 2013	5,543,390
Pelican Products, Inc.
	1,721	Term Loan, 5.00%, Maturing March 7, 2017	1,728,754
Reynolds Group Holdings, Inc.
	9,340	Term Loan, 4.25%, Maturing February 9, 2018	9,404,213
Smurfit-Stone Container Corp.
	5,475	Term Loan, 6.75%, Maturing July 15, 2016	5,486,583

			$59,457,959

Cosmetics / Toiletries — 1.9%

Alliance Boots Holdings, Ltd.
GBP	6,000	Term Loan, 3.59%, Maturing July 5, 2015	$9,710,993
EUR	11,750	Term Loan, 4.20%, Maturing July 5, 2015	17,164,216
Bausch & Lomb, Inc.
	798	Term Loan, 3.46%, Maturing April 24, 2015	799,587
	3,282	Term Loan, 3.54%, Maturing April 24, 2015	3,289,001
Prestige Brands, Inc.
	3,578	Term Loan, 4.76%, Maturing March 24, 2016	3,608,974

			$34,572,771

Drugs — 1.3%

Axcan Pharma, Inc.
	4,963	Term Loan, 5.50%, Maturing February 10, 2017	$4,962,563
Graceway Pharmaceuticals, LLC
	4,308	Term Loan, 4.96%, Maturing May 3, 2012	2,606,548
	1,000	Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(5)	56,667
Pharmaceutical Holdings Corp.
	153	Term Loan, 4.47%, Maturing January 30, 2012	152,138
Warner Chilcott Corp.
	5,000	Term Loan, 3.75%, Maturing March 17, 2016	5,022,265
	2,463	Term Loan, 4.25%, Maturing March 15, 2018	2,485,946
	4,926	Term Loan, 4.25%, Maturing March 15, 2018	4,971,893
WC Luxco S.A.R.L.
	3,386	Term Loan, 4.25%, Maturing March 15, 2018	3,418,176

			$23,676,196

Ecological Services and Equipment — 0.2%

Environmental Systems Products Holdings, Inc.
	137	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	$126,616
Sensus Metering Systems, Inc.
	2,952	Term Loan, 7.00%, Maturing June 3, 2013	2,966,389

			$3,093,005

Electronics / Electrical — 5.1%

Aspect Software, Inc.
	4,636	Term Loan, 6.25%, Maturing April 19, 2016	$4,676,303
Attachmate Corp.
	5,450	Term Loan, 6.50%, Maturing April 27, 2017	5,463,625
Bentley Systems, Inc.
	1,496	Term Loan, 5.75%, Maturing December 29, 2016	1,507,472
Christie/Aix, Inc.
	1,511	Term Loan, 5.25%, Maturing April 29, 2016	1,507,409
Edwards (Cayman Island II), Ltd.
	2,494	Term Loan, 5.50%, Maturing May 31, 2016	2,502,062
	3,092	Term Loan, 5.50%, Maturing May 31, 2016	3,103,846

See Notes to Financial Statements.
22

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Electronics / Electrical (continued)

FCI International S.A.S.
	497	Term Loan, 3.66%, Maturing November 1, 2013	$493,871
	516	Term Loan, 3.66%, Maturing November 1, 2013	512,995
	2,000	Term Loan, Maturing November 1, 2013(6)	1,989,166
	497	Term Loan, 3.66%, Maturing October 31, 2014	493,871
	516	Term Loan, 3.66%, Maturing October 31, 2014	512,995
Freescale Semiconductor, Inc.
	7,382	Term Loan, 4.49%, Maturing December 1, 2016	7,394,349
Infor Enterprise Solutions Holdings
	500	Term Loan, 5.71%, Maturing March 2, 2014	451,562
	4,737	Term Loan, 5.97%, Maturing July 28, 2015	4,642,736
	9,057	Term Loan, 5.97%, Maturing July 28, 2015	9,007,179
EUR	1,915	Term Loan, 6.15%, Maturing July 28, 2015	2,781,413
Microsemi Corp.
	2,993	Term Loan, 4.00%, Maturing November 2, 2017	3,014,944
Network Solutions, LLC
	1,514	Term Loan, 2.47%, Maturing March 7, 2014	1,496,561
NXP B.V.
	7,025	Term Loan, 4.50%, Maturing March 7, 2017	7,108,422
Open Solutions, Inc.
	5,353	Term Loan, 2.40%, Maturing January 23, 2014	4,797,607
RBS Worldpay, Inc.
GBP	5,000	Term Loan, Maturing October 2, 2017(6)	8,379,585
Sensata Technologies Finance Co.
	7,480	Term Loan, 2.02%, Maturing April 26, 2013	7,448,338
Shield Finance Co. S.A.R.L.
	1,979	Term Loan, 7.75%, Maturing June 15, 2016	1,999,232
Spansion, LLC
	1,113	Term Loan, 6.25%, Maturing January 8, 2015	1,122,543
Spectrum Brands, Inc.
	6,683	Term Loan, 5.01%, Maturing June 17, 2016	6,769,176
VeriFone, Inc.
	219	Term Loan, 2.97%, Maturing October 31, 2013	216,016
Vertafore, Inc.
	4,117	Term Loan, 5.25%, Maturing July 29, 2016	4,146,668

			$93,539,946

Equipment Leasing — 0.8%

Hertz Corp.
	5,850	Term Loan, 3.75%, Maturing March 9, 2018	$5,837,814
	9,125	Term Loan, 3.75%, Maturing March 9, 2018	9,218,787

			$15,056,601

Farming / Agriculture — 0.2%

Earthbound Farm Holdings III, LLC
	1,621	Term Loan, 6.50%, Maturing December 21, 2016	$1,647,278
WM. Bolthouse Farms, Inc.
	1,609	Term Loan, 5.50%, Maturing February 11, 2016	1,622,867

			$3,270,145

Financial Intermediaries — 4.3%

Asset Acceptance Capital Corp.
	887	Term Loan, 3.81%, Maturing June 5, 2013	$882,134
Citco III, Ltd.
	4,871	Term Loan, 4.46%, Maturing June 30, 2014	4,871,314
Fidelity National Information Services, Inc.
	5,672	Term Loan, 5.25%, Maturing July 18, 2016	5,721,126
First Data Corp.
	1,989	Term Loan, 2.96%, Maturing September 24, 2014	1,892,732
	4,274	Term Loan, 2.96%, Maturing September 24, 2014	4,066,598
	5,004	Term Loan, 2.96%, Maturing September 24, 2014	4,760,778
	4,755	Term Loan, 4.21%, Maturing March 23, 2018	4,518,640
Grosvenor Capital Management
	1,353	Term Loan, 4.25%, Maturing December 5, 2016	1,353,226
HarbourVest Partners, LLC
	2,701	Term Loan, 6.25%, Maturing December 14, 2016	2,724,902
Interactive Data Corp.
	5,708	Term Loan, 4.75%, Maturing February 12, 2018	5,753,915
Jupiter Asset Management Group
GBP	739	Term Loan, 4.57%, Maturing March 17, 2015	1,232,909
LPL Holdings, Inc.
	2,677	Term Loan, 2.03%, Maturing June 28, 2013	2,681,051
	8,425	Term Loan, 4.25%, Maturing June 25, 2015	8,481,310
	4,879	Term Loan, 5.25%, Maturing June 28, 2017	4,933,839
MSCI, Inc.
	6,811	Term Loan, 3.75%, Maturing March 14, 2017	6,885,222
Nuveen Investments, Inc.
	6,004	Term Loan, 3.29%, Maturing November 13, 2014	5,838,355
	3,758	Term Loan, 5.79%, Maturing May 12, 2017	3,776,308
RJO Holdings Corp. (RJ O’Brien)
	23	Term Loan, 6.24%, Maturing December 10, 2015(7)	18,624
	720	Term Loan, 6.24%, Maturing December 10, 2015(7)	597,626
Towergate Finance, PLC
GBP	2,000	Term Loan, 6.50%, Maturing August 4, 2017	3,273,886

See Notes to Financial Statements.
23

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Financial Intermediaries (continued)

Travelex America Holdings, Inc.
	528	Term Loan, 2.93%, Maturing October 31, 2013	$527,059
	1,972	Term Loan, 2.93%, Maturing October 31, 2013	1,969,368
	528	Term Loan, 3.43%, Maturing October 31, 2014	527,059
	1,972	Term Loan, 3.43%, Maturing October 31, 2014	1,969,368

			$79,257,349

Food Products — 2.9%

Acosta, Inc.
	7,700	Term Loan, 4.75%, Maturing March 1, 2018	$7,764,164
American Seafoods Group, LLC
	1,595	Term Loan, 4.25%, Maturing March 8, 2018	1,599,094
BL Marketing, Ltd.
GBP	1,500	Term Loan, 2.38%, Maturing December 31, 2013	2,422,529
Dean Foods Co.
	8,860	Term Loan, 1.81%, Maturing April 2, 2014	8,644,176
Dole Food Company, Inc.
	3,079	Term Loan, 5.22%, Maturing March 2, 2017	3,112,730
	1,240	Term Loan, 5.50%, Maturing March 2, 2017	1,253,238
Farley’s & Sathers Candy Company, Inc.
	3,000	Term Loan, 6.50%, Maturing March 30, 2018	3,015,000
Liberator Midco, Ltd.
GBP	2,500	Term Loan, Maturing April 29, 2016(6)	4,175,875
Michael Foods Holdings, Inc.
	3,140	Term Loan, 4.25%, Maturing February 23, 2018	3,171,458
Pierre Foods, Inc.
	2,711	Term Loan, 7.00%, Maturing September 30, 2016	2,735,664
Pinnacle Foods Finance, LLC
	3,000	Revolving Loan, 0.83%, Maturing April 2, 2013(3)	2,790,000
	10,268	Term Loan, 2.74%, Maturing April 2, 2014	10,251,375
	1,873	Term Loan, 6.00%, Maturing April 2, 2014	1,897,939

			$52,833,242

Food Service — 7.1%

Aramark Corp.
	441	Term Loan, 2.12%, Maturing January 27, 2014	$438,983
	5,581	Term Loan, 2.18%, Maturing January 27, 2014	5,550,743
	795	Term Loan, 3.49%, Maturing July 26, 2016	797,328
	12,089	Term Loan, 3.56%, Maturing July 26, 2016	12,123,907
Buffets, Inc.
	2,922	Term Loan, 12.00%, Maturing April 21, 2015(2)	2,655,432
	349	Term Loan, 7.56%, Maturing April 22, 2015(2)	265,551
Burger King Corp.
	12,799	Term Loan, 4.50%, Maturing October 19, 2016	12,808,538
EUR	3,990	Term Loan, 4.75%, Maturing October 19, 2016	5,950,419
CBRL Group, Inc.
	2,516	Term Loan, 1.82%, Maturing April 29, 2013	2,514,894
	1,886	Term Loan, 2.82%, Maturing April 27, 2016	1,889,221
Darling International, Inc.
	500	Term Loan, 5.00%, Maturing December 16, 2016	504,375
Del Monte Corp.
	18,675	Term Loan, 4.50%, Maturing March 8, 2018	18,778,534
Denny’s, Inc.
	2,518	Term Loan, 5.25%, Maturing February 24, 2017	2,542,362
DineEquity, Inc.
	6,998	Term Loan, 4.25%, Maturing October 19, 2017	7,090,867
Dunkin Brands, Inc.
	12,405	Term Loan, 4.25%, Maturing November 23, 2017	12,514,663
JRD Holdings, Inc.
	2,002	Term Loan, 2.47%, Maturing July 2, 2014	1,992,153
NPC International, Inc.
	1,409	Term Loan, 1.99%, Maturing May 3, 2013	1,401,519
OSI Restaurant Partners, LLC
	1,718	Term Loan, 3.29%, Maturing June 14, 2013	1,687,868
	17,597	Term Loan, 2.50%, Maturing June 14, 2014	17,291,952
QCE Finance, LLC
	3,836	Term Loan, 4.96%, Maturing May 5, 2013	3,638,453
Sagittarius Restaurants, LLC
	1,156	Term Loan, 7.52%, Maturing May 18, 2015	1,163,083
Selecta
GBP	2,500	Term Loan, 3.43%, Maturing June 28, 2015	3,815,705
U.S. Foodservice, Inc.
	7,723	Term Loan, 2.71%, Maturing July 3, 2014	7,488,573
Wendy’s/Arby’s Restaurants, LLC
	4,776	Term Loan, 5.00%, Maturing May 24, 2017	4,816,007

			$129,721,130

Food / Drug Retailers — 3.9%

General Nutrition Centers, Inc.
	6,900	Term Loan, 4.25%, Maturing March 2, 2018	$6,932,299
NBTY, Inc.
	17,071	Term Loan, 4.25%, Maturing October 2, 2017	17,215,045
Pantry, Inc. (The)
	719	Term Loan, 1.97%, Maturing May 15, 2014	709,857
	2,496	Term Loan, 1.97%, Maturing May 15, 2014	2,465,288

See Notes to Financial Statements.
24

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food / Drug Retailers (continued)

Rite Aid Corp.
	17,628	Term Loan, 1.98%, Maturing June 4, 2014	$17,016,382
	5,467	Term Loan, 4.50%, Maturing February 28, 2018	5,454,498
Roundy’s Supermarkets, Inc.
	10,603	Term Loan, 7.00%, Maturing November 3, 2013	10,648,960
	1,500	Term Loan - Second Lien, 10.00%, Maturing April 18, 2016	1,519,688
Supervalu, Inc.
	9,450	Term Loan, Maturing April 28, 2018(6)	9,402,750

			$71,364,767

Forest Products — 0.8%

Georgia-Pacific Corp.
	11,392	Term Loan, 2.31%, Maturing December 21, 2012	$11,408,783
	3,153	Term Loan, 3.56%, Maturing December 23, 2014	3,171,630

			$14,580,413

Health Care — 14.2%

Alliance Healthcare Services
	3,777	Term Loan, 5.50%, Maturing June 1, 2016	$3,796,073
AMR HoldCo, Inc.
	975	Term Loan, 3.22%, Maturing April 8, 2015	975,915
Ardent Medical Services, Inc.
	2,673	Term Loan, 6.50%, Maturing September 15, 2015	2,688,592
Ascend Learning
	3,940	Term Loan, 7.75%, Maturing December 6, 2016	3,946,693
Aveta Holdings, LLC
	2,255	Term Loan, 8.50%, Maturing April 14, 2015	2,273,572
	2,255	Term Loan, 8.50%, Maturing April 14, 2015	2,273,572
Biomet, Inc.
	13,216	Term Loan, 3.28%, Maturing March 25, 2015	13,218,647
EUR	1,032	Term Loan, 4.13%, Maturing March 25, 2015	1,530,704
Cardinal Health 409, Inc.
	5,847	Term Loan, 2.46%, Maturing April 10, 2014	5,709,048
Carestream Health, Inc.
	5,350	Term Loan, 5.00%, Maturing February 25, 2017	5,021,644
Carl Zeiss Vision Holding GmbH
	3,331	Term Loan, 1.74%, Maturing October 24, 2014	2,994,946
	370	Term Loan, 4.00%, Maturing September 30, 2019	296,534
CDRL MS, Inc.
	1,868	Term Loan, 6.75%, Maturing September 29, 2016	1,887,479
Community Health Systems, Inc.
	798	Term Loan, 2.56%, Maturing July 25, 2014	780,528
	15,603	Term Loan, 2.56%, Maturing July 25, 2014	15,252,126
	9,622	Term Loan, 3.81%, Maturing January 25, 2017	9,486,047
ConMed Corp.
	979	Term Loan, 1.72%, Maturing April 12, 2013	959,386
ConvaTec, Inc.
	1,521	Term Loan, 5.75%, Maturing December 22, 2016	1,529,031
EUR	2,494	Term Loan, 5.75%, Maturing December 22, 2016	3,713,933
CRC Health Corp.
	7,730	Term Loan, 4.81%, Maturing November 16, 2015	7,594,291
Dako EQT Project Delphi
EUR	1,337	Term Loan, 3.08%, Maturing May 29, 2015	1,928,122
DaVita, Inc.
	8,130	Term Loan, 4.50%, Maturing October 20, 2016	8,215,937
DJO Finance, LLC
	2,170	Term Loan, 3.21%, Maturing May 20, 2014	2,164,861
Fresenius SE
	359	Term Loan, 3.50%, Maturing September 10, 2014	360,088
	629	Term Loan, 3.50%, Maturing September 10, 2014	631,655
Grifols SA
	4,675	Term Loan, Maturing November 23, 2016(6)	4,726,836
Hanger Orthopedic Group, Inc.
	3,459	Term Loan, 4.00%, Maturing December 1, 2016	3,478,988
Harvard Drug Group, LLC
	115	Term Loan, 6.50%, Maturing April 8, 2016	114,835
	835	Term Loan, 6.50%, Maturing April 8, 2016	835,165
HCA, Inc.
	9,238	Term Loan, 2.56%, Maturing November 18, 2013	9,235,190
	15,061	Term Loan, 3.56%, Maturing March 31, 2017	15,101,000
Health Management Associates, Inc.
	10,320	Term Loan, 2.06%, Maturing February 28, 2014	10,189,354
Iasis Healthcare, LLC
	259	Term Loan, 2.21%, Maturing March 14, 2014	259,344
	945	Term Loan, 2.21%, Maturing March 14, 2014	945,795
	2,730	Term Loan, 2.21%, Maturing March 14, 2014	2,732,447
	4,900	Term Loan, 5.00%, Maturing May 17, 2018	4,875,500
Ikaria Acquisition, Inc.
	1,710	Term Loan, 7.00%, Maturing May 16, 2016	1,686,488
IM U.S. Holdings, LLC
	3,778	Term Loan, 2.23%, Maturing June 26, 2014	3,738,856
	1,986	Term Loan - Second Lien, 4.46%, Maturing June 26, 2015	1,984,323
IMS Health, Inc.
	4,095	Term Loan, 4.50%, Maturing August 25, 2017	4,123,955

See Notes to Financial Statements.
25

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

inVentiv Health, Inc.
	1,817	Term Loan, 1.63%, Maturing August 4, 2016(3)	$1,825,750
	906	Term Loan, 4.75%, Maturing August 4, 2016	911,159
	3,262	Term Loan, 4.75%, Maturing August 14, 2016	3,286,172
Kindred Healthcare, Inc.
	4,850	Term Loan, Maturing April 9, 2018(6)	4,842,424
Lifepoint Hospitals, Inc.
	2,242	Term Loan, 3.07%, Maturing April 15, 2015	2,249,552
MedAssets, Inc.
	4,359	Term Loan, 5.25%, Maturing November 16, 2016	4,404,904
MultiPlan, Inc.
	7,625	Term Loan, 4.75%, Maturing August 26, 2017	7,674,563
Mylan, Inc.
	1,304	Term Loan, 3.56%, Maturing October 2, 2014	1,311,183
Nyco Holdings
	3,000	Term Loan, 3.46%, Maturing December 29, 2013	2,962,158
	944	Term Loan, 4.21%, Maturing December 29, 2014	940,487
EUR	2,189	Term Loan, 5.20%, Maturing December 29, 2014	3,241,657
EUR	2,189	Term Loan, 5.70%, Maturing December 29, 2015	3,240,860
	944	Term Loan - Second Lien, 4.71%, Maturing December 29, 2015	940,201
Prime Healthcare Services, Inc.
	6,941	Term Loan, 7.25%, Maturing April 22, 2015	6,819,750
RadNet Management, Inc.
	2,549	Term Loan, 5.75%, Maturing April 1, 2016	2,553,074
ReAble Therapeutics Finance, LLC
	4,281	Term Loan, 2.22%, Maturing November 18, 2013	4,279,800
RehabCare Group, Inc.
	1,531	Term Loan, 6.00%, Maturing November 24, 2015	1,540,760
Renal Advantage Holdings, Inc.
	1,621	Term Loan, 5.75%, Maturing December 16, 2016	1,640,693
Res-Care, Inc.
	3,865	Term Loan, 7.25%, Maturing December 22, 2016	3,870,082
Select Medical Holdings Corp.
	5,330	Term Loan, 4.06%, Maturing August 22, 2014	5,345,203
Skillsoft Corp.
	2,935	Term Loan, 6.50%, Maturing May 26, 2017	2,986,524
Sunquest Information Systems, Inc.
	1,675	Term Loan, 6.25%, Maturing December 16, 2016	1,693,844
Sunrise Medical Holdings, Inc.
EUR	1,020	Term Loan, 6.75%, Maturing May 13, 2014	1,397,320
TriZetto Group, Inc. (The)
	1,964	Term Loan, 5.75%, Maturing August 4, 2015	1,971,850
	4,250	Term Loan, Maturing May 2, 2018(6)	4,228,750
Universal Health Services, Inc.
	3,000	Term Loan, 4.00%, Maturing November 15, 2016	3,020,157
Vanguard Health Holding Co., LLC
	3,762	Term Loan, 5.00%, Maturing January 29, 2016	3,780,953
VWR Funding, Inc.
EUR	2,500	Term Loan, 3.70%, Maturing June 29, 2014	3,661,218
	11,692	Term Loan, 2.71%, Maturing June 30, 2014	11,519,323

			$261,397,871

Home Furnishings — 0.4%

Hunter Fan Co.
	1,207	Term Loan, 2.72%, Maturing April 16, 2014	$1,164,697
National Bedding Co., LLC
	3,901	Term Loan, 3.81%, Maturing November 28, 2013	3,911,128
Oreck Corp.
	237	Term Loan - Second Lien, 3.81%, Maturing March 19, 2016(7)	213,792
Sanitec Europe OY
EUR	2,321	Term Loan, 2.50%, Maturing June 24, 2016	3,042,159

			$8,331,776

Industrial Equipment — 2.7%

Brand Energy and Infrastructure Services, Inc.
	992	Term Loan, 2.56%, Maturing February 7, 2014	$969,987
	1,075	Term Loan, 3.56%, Maturing February 7, 2014	1,055,442
Brock Holdings III, Inc.
	3,000	Term Loan, 6.00%, Maturing March 16, 2017	3,011,250
Bucyrus International, Inc.
	3,070	Term Loan, 4.25%, Maturing February 19, 2016	3,089,987
EPD Holdings, (Goodyear Engineering Products)
	694	Term Loan, 2.72%, Maturing July 31, 2014	655,176
	4,846	Term Loan, 2.72%, Maturing July 31, 2014	4,574,383
	1,000	Term Loan - Second Lien, 5.96%, Maturing July 13, 2015	877,083
Excelitas Technologies Corp.
	1,990	Term Loan, 5.50%, Maturing November 23, 2016	1,999,950
	3,000	Term Loan, 0.50%, Maturing February 16, 2017(3)	3,015,000
Generac Acquisition Corp.
	1,199	Term Loan, 2.80%, Maturing November 11, 2013	1,196,350
Gleason Corp.
	2,099	Term Loan, 2.01%, Maturing June 30, 2013	2,088,451
Jason, Inc.
	230	Term Loan, 8.25%, Maturing September 21, 2014	230,245
	582	Term Loan, 8.25%, Maturing September 21, 2014	583,546

See Notes to Financial Statements.
26

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Industrial Equipment (continued)

JMC Steel Group, Inc.
	1,800	Term Loan, 4.75%, Maturing April 3, 2017	$1,808,235
KION Group GmbH
	1,789	Term Loan, 3.71%, Maturing December 23, 2014(2)	1,747,940
EUR	1,286	Term Loan, 4.90%, Maturing December 23, 2014(2)	1,874,545
	1,789	Term Loan, 3.96%, Maturing December 23, 2015(2)	1,747,940
EUR	1,266	Term Loan, 5.15%, Maturing December 29, 2015(2)	1,846,742
Pinafore, LLC
	8,640	Term Loan, 4.25%, Maturing September 29, 2016	8,732,970
Polypore, Inc.
	7,994	Term Loan, 2.22%, Maturing July 3, 2014	7,923,613
EUR	715	Term Loan, 3.15%, Maturing July 3, 2014	1,043,334

			$50,072,169

Insurance — 1.8%

Alliant Holdings I, Inc.
	5,000	Term Loan, 0.50%, Maturing August 21, 2012(3)	$4,650,000
	953	Term Loan, 3.31%, Maturing August 21, 2014	948,655
	1,949	Term Loan, 6.75%, Maturing August 21, 2014	1,973,274
AmWINS Group, Inc.
	1,947	Term Loan, 2.82%, Maturing June 8, 2013	1,933,946
Applied Systems, Inc.
	3,117	Term Loan, 5.50%, Maturing December 8, 2016	3,139,267
CCC Information Services Group, Inc.
	3,175	Term Loan, 5.50%, Maturing November 11, 2015	3,196,809
Conseco, Inc.
	4,095	Term Loan, 7.50%, Maturing September 30, 2016	4,135,950
Crump Group, Inc.
	1,858	Term Loan, 3.22%, Maturing August 1, 2014	1,843,760
HUB International Holdings, Inc.
	850	Term Loan, 2.81%, Maturing June 13, 2014	844,473
	3,782	Term Loan, 2.81%, Maturing June 13, 2014	3,756,804
	1,330	Term Loan, 6.75%, Maturing June 13, 2014	1,333,906
U.S.I. Holdings Corp.
	4,630	Term Loan, 2.72%, Maturing May 5, 2014	4,583,923

			$32,340,767

Leisure Goods / Activities / Movies — 5.0%

Alpha D2, Ltd.
	1,000	Term Loan, Maturing December 31, 2012(6)	$991,042
	2,352	Term Loan, 2.71%, Maturing December 31, 2013	2,296,714
	2,723	Term Loan, 2.71%, Maturing December 31, 2013	2,658,810
	2,400	Term Loan - Second Lien, 3.96%, Maturing June 30, 2014	2,330,400
AMC Entertainment, Inc.
	4,922	Term Loan, 3.46%, Maturing December 16, 2016	4,930,911
Bombardier Recreational Products
	7,617	Term Loan, 2.79%, Maturing June 28, 2013	7,568,222
Carmike Cinemas, Inc.
	5,149	Term Loan, 5.50%, Maturing January 27, 2016	5,188,059
Cedar Fair, LP
	6,653	Term Loan, 4.00%, Maturing December 15, 2017	6,724,441
Cinemark, Inc.
	9,155	Term Loan, 3.52%, Maturing April 29, 2016	9,221,059
ClubCorp Club Operations, Inc.
	1,421	Term Loan, 6.00%, Maturing November 9, 2016	1,437,429
Deluxe Entertainment Services, Group, Inc.
	157	Term Loan, 6.25%, Maturing May 11, 2013	157,039
	2,424	Term Loan, 6.25%, Maturing May 11, 2013	2,418,396
Fender Musical Instruments Corp.
	532	Term Loan, 2.47%, Maturing June 9, 2014	515,792
	269	Term Loan, 2.49%, Maturing June 9, 2014	260,579
Merlin Entertainment Group
	1,224	Term Loan, Maturing July 22, 2015(6)	1,219,993
EUR	3,000	Term Loan, Maturing July 22, 2015(6)	4,455,950
Miramax Film NY, LLC
	2,129	Term Loan, 7.75%, Maturing May 20, 2016	2,155,457
National CineMedia, LLC
	2,700	Term Loan, 1.81%, Maturing February 13, 2015	2,666,250
Regal Cinemas Corp.
	6,758	Term Loan, 3.56%, Maturing August 23, 2017	6,783,378
Revolution Studios Distribution Co., LLC
	3,397	Term Loan, 3.97%, Maturing December 21, 2014	2,530,994
	2,825	Term Loan - Second Lien, 7.22%, Maturing June 21, 2015(7)	904,000
SeaWorld Parks & Entertainment, Inc.
	6,571	Term Loan, 4.00%, Maturing August 17, 2017	6,628,334
Six Flags Theme Parks, Inc.
	7,376	Term Loan, 5.25%, Maturing June 30, 2016	7,448,363
Sram, LLC
	693	Term Loan, 5.01%, Maturing April 30, 2015	694,836
Universal City Development Partners, Ltd.
	6,306	Term Loan, 5.50%, Maturing November 6, 2014	6,372,738
Zuffa, LLC
	2,941	Term Loan, 2.25%, Maturing June 19, 2015	2,896,082

			$91,455,268

See Notes to Financial Statements.
27

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Lodging and Casinos — 3.5%

Ameristar Casinos, Inc.
	3,900	Term Loan, 4.00%, Maturing April 13, 2018	$3,940,739
Choctaw Resort Development Enterprise
	867	Term Loan, 8.25%, Maturing November 4, 2011	864,045
Full Moon Holdco 3, Ltd.
GBP	500	Term Loan, 4.56%, Maturing September 5, 2014	779,323
GBP	500	Term Loan, 5.14%, Maturing September 4, 2015	779,323
Gala Electric Casinos, Ltd.
GBP	4,204	Term Loan, 4.74%, Maturing October 25, 2013	6,696,977
GBP	2,248	Term Loan, 5.38%, Maturing October 27, 2014	3,581,561
Harrah’s Operating Co.
	3,622	Term Loan, 3.25%, Maturing January 28, 2015	3,401,527
	9,468	Term Loan, 3.27%, Maturing January 28, 2015	8,896,988
	4,500	Term Loan, 3.27%, Maturing January 28, 2015	4,228,425
	988	Term Loan, 9.50%, Maturing October 31, 2016	1,049,034
Herbst Gaming, Inc.
	2,935	Term Loan, 10.00%, Maturing December 31, 2015	3,058,699
Isle of Capri Casinos, Inc.
	2,425	Term Loan, 4.75%, Maturing November 1, 2013	2,445,207
Las Vegas Sands, LLC
	1,826	Term Loan, 3.00%, Maturing November 23, 2016	1,799,127
	7,228	Term Loan, 3.00%, Maturing November 23, 2016	7,117,861
LodgeNet Entertainment Corp.
	3,253	Term Loan, 6.50%, Maturing April 4, 2014	3,125,188
Penn National Gaming, Inc.
	8,919	Term Loan, 2.00%, Maturing October 3, 2012	8,917,941
Tropicana Entertainment, Inc.
	208	Term Loan, 15.00%, Maturing December 29, 2012	235,484
VML US Finance, LLC
	721	Term Loan, 4.72%, Maturing May 25, 2012	723,010
	1,249	Term Loan, 4.72%, Maturing May 27, 2013	1,251,719
	1,988	Term Loan, 4.72%, Maturing May 27, 2013	1,992,218

			$64,884,396

Nonferrous Metals / Minerals — 1.0%

Fairmount Minerals, Ltd.
	7,725	Term Loan, 5.25%, Maturing March 1, 2017	$7,776,904
Noranda Aluminum Acquisition
	273	Term Loan, 1.96%, Maturing May 18, 2014	270,737
Novelis, Inc.
	6,284	Term Loan, 4.00%, Maturing March 10, 2017	6,356,915
Oxbow Carbon and Mineral Holdings
	3,380	Term Loan, 3.80%, Maturing May 8, 2016	3,411,066

			$17,815,622

Oil and Gas — 2.3%

Big West Oil, LLC
	3,284	Term Loan, 7.00%, Maturing March 31, 2016	$3,333,474
CGGVeritas Services, Inc.
	1,844	Term Loan, 5.50%, Maturing January 12, 2016	1,857,939
CITGO Petroleum Corp.
	518	Term Loan, 8.00%, Maturing June 24, 2015	532,419
	5,905	Term Loan, 9.00%, Maturing June 23, 2017	6,216,635
Crestwood Holdings, LLC
	1,083	Term Loan, 10.50%, Maturing September 30, 2016	1,113,031
Dynegy Holdings, Inc.
	1,310	Term Loan, 4.03%, Maturing April 2, 2013	1,308,012
	13,306	Term Loan, 4.03%, Maturing April 2, 2013	13,286,738
MEG Energy Corp.
	3,200	Term Loan, 4.00%, Maturing March 16, 2018	3,233,667
Obsidian Natural Gas Trust
	6,679	Term Loan, 7.00%, Maturing November 2, 2015	6,879,695
SemGroup Corp.
	1,382	Term Loan, 5.67%, Maturing November 30, 2012	1,392,581
Sheridan Production Partners I, LLC
	251	Term Loan, 6.50%, Maturing April 20, 2017	252,621
	410	Term Loan, 6.50%, Maturing April 20, 2017	413,587
	3,097	Term Loan, 6.50%, Maturing April 20, 2017	3,121,216

			$42,941,615

Publishing — 5.1%

Aster Zweite Beteiligungs GmbH
	2,475	Term Loan, 4.71%, Maturing September 27, 2013	$2,470,359
Black Press US Partnership
	556	Term Loan, 2.31%, Maturing August 2, 2013	534,070
	916	Term Loan, 2.31%, Maturing August 2, 2013	879,645
Cengage Learning, Inc.
	5,977	Term Loan, 2.46%, Maturing July 3, 2014	5,764,210
GateHouse Media Operating, Inc.
	2,038	Term Loan, 2.22%, Maturing August 28, 2014	896,812
	4,782	Term Loan, 2.22%, Maturing August 28, 2014	2,104,224
	4,176	Term Loan, 2.47%, Maturing August 28, 2014	1,837,591
Getty Images, Inc.
	4,975	Term Loan, 5.25%, Maturing November 7, 2016	5,036,411
IWCO Direct, Inc.
	412	Term Loan, 3.59%, Maturing August 5, 2014	356,838
	3,952	Term Loan, 3.59%, Maturing August 7, 2014	3,423,216

See Notes to Financial Statements.
28

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Publishing (continued)

Laureate Education, Inc.
	963	Term Loan, 3.52%, Maturing August 17, 2014	$957,955
	6,433	Term Loan, 3.52%, Maturing August 17, 2014	6,396,669
	2,481	Term Loan, 7.00%, Maturing August 31, 2014	2,495,159
MediaNews Group, Inc.
	702	Term Loan, 8.50%, Maturing March 19, 2014	705,454
Merrill Communications, LLC
	5,366	Term Loan, 7.50%, Maturing December 24, 2012	5,366,033
Nelson Education, Ltd.
	1,466	Term Loan, 2.81%, Maturing July 5, 2014	1,348,422
Newspaper Holdings, Inc.
	7,868	Term Loan, 1.81%, Maturing July 24, 2014	6,726,790
Nielsen Finance, LLC
	7,644	Term Loan, 2.23%, Maturing August 9, 2013	7,627,295
	13,178	Term Loan, 3.73%, Maturing May 2, 2016	13,202,824
	4,660	Term Loan, 3.98%, Maturing May 2, 2016	4,685,438
Penton Media, Inc.
	1,748	Term Loan, 5.00%, Maturing August 1, 2014(2)	1,459,287
Source Interlink Companies, Inc.
	900	Term Loan, 10.75%, Maturing June 18, 2013	881,933
	597	Term Loan, 15.00%, Maturing March 18, 2014(2)	492,886
Star Tribune Co. (The)
	188	Term Loan, 8.00%, Maturing September 28, 2014	187,252
	167	Term Loan, 8.00%, Maturing September 29, 2014	166,446
Trader Media Corp.
GBP	4,251	Term Loan, 2.63%, Maturing March 23, 2015	6,845,424
Xsys, Inc.
EUR	1,226	Term Loan, 5.78%, Maturing September 27, 2014	1,822,873
	3,877	Term Loan, 2.71%, Maturing December 31, 2014	3,869,823
	3,796	Term Loan, 4.71%, Maturing December 31, 2014	3,788,659
	1,290	Term Loan - Second Lien, 4.70%, Maturing September 27, 2015	1,291,713

			$93,621,711

Radio and Television — 3.8%

Block Communications, Inc.
	1,750	Term Loan, 2.21%, Maturing December 22, 2011	$1,732,992
CMP Susquehanna Corp.
	3,739	Term Loan, 2.25%, Maturing May 5, 2013	3,692,134
Cumulus Media, Inc.
	4,583	Term Loan, 3.46%, Maturing June 11, 2014	4,556,502
Gray Television, Inc.
	1,410	Term Loan, 3.75%, Maturing December 31, 2014	1,403,336
Hubbard Radio, LLC
	2,500	Term Loan, 5.25%, Maturing April 12, 2017	2,531,250
Live Nation Worldwide, Inc.
	9,816	Term Loan, 4.50%, Maturing November 7, 2016	9,874,445
Local TV Finance, LLC
	2,000	Term Loan, 2.37%, Maturing May 7, 2013	1,961,250
Mission Broadcasting, Inc.
	1,229	Term Loan, 5.00%, Maturing September 30, 2016	1,232,035
	1,500	Term Loan, Maturing September 30, 2016(6)	1,511,250
New Young Broadcasting Holding Co., Inc.
	433	Term Loan, 8.00%, Maturing June 30, 2015	437,114
Nexstar Broadcasting, Inc.
	1,922	Term Loan, 5.00%, Maturing September 30, 2016	1,927,030
Radio One, Inc.
	3,000	Term Loan, 7.50%, Maturing March 23, 2016	3,058,749
Raycom TV Broadcasting, LLC
	7,791	Term Loan, 1.75%, Maturing June 25, 2014	7,654,780
Serpering Investments B.V.
EUR	2,000	Term Loan, Maturing September 30, 2017(6)	2,977,112
Tyrol Acquisition 2 SAS
EUR	1,000	Term Loan, 3.20%, Maturing January 30, 2015	1,346,303
EUR	1,000	Term Loan, 3.25%, Maturing January 29, 2016	1,346,303
Univision Communications, Inc.
	7,933	Term Loan, 2.21%, Maturing September 29, 2014	7,781,673
	10,411	Term Loan, 4.46%, Maturing March 31, 2017	10,200,750
Weather Channel
	5,147	Term Loan, 4.25%, Maturing February 13, 2017	5,206,616

			$70,431,624

Rail Industries — 0.3%

Kansas City Southern Railway Co.
	5,029	Term Loan, 2.04%, Maturing April 26, 2013	$5,031,954

			$5,031,954

Retailers (Except Food and Drug) — 4.2%

Amscan Holdings, Inc.
	3,408	Term Loan, 6.75%, Maturing December 4, 2017	$3,442,789
Dollar General Corp.
	1,000	Term Loan, 2.99%, Maturing July 7, 2014	1,000,935
FTD, Inc.
	1,500	Term Loan, 6.75%, Maturing August 26, 2014	1,509,375
Harbor Freight Tools USA, Inc.
	4,140	Term Loan, 6.50%, Maturing December 22, 2017	4,243,116

See Notes to Financial Statements.
29

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Retailers (Except Food and Drug) (continued)

J Crew Operating Corp.
	9,700	Term Loan, 4.75%, Maturing March 7, 2018	$9,694,772
Jo-Ann Stores, Inc.
	4,750	Term Loan, 4.75%, Maturing March 22, 2018	4,755,937
Michaels Stores, Inc.
	5,719	Term Loan, 2.58%, Maturing October 31, 2013	5,677,478
Neiman Marcus Group, Inc.
	7,914	Term Loan, 4.31%, Maturing April 6, 2016	7,939,722
Orbitz Worldwide, Inc.
	4,495	Term Loan, 3.25%, Maturing July 25, 2014	4,281,759
PETCO Animal Supplies, Inc.
	4,975	Term Loan, 4.50%, Maturing November 24, 2017	5,025,015
Phillips-Van Heusen Corp.
EUR	1,500	Term Loan, 3.92%, Maturing February 26, 2016	2,227,279
	1,287	Term Loan, 3.50%, Maturing May 6, 2016	1,305,122
Pilot Travel Centers, LLC
	4,725	Term Loan, 4.25%, Maturing March 30, 2018	4,763,391
Rent-A-Center, Inc.
	9	Term Loan, 1.97%, Maturing June 30, 2012	8,921
	2,138	Term Loan, 3.31%, Maturing March 31, 2015	2,143,818
Savers, Inc.
	3,100	Term Loan, 4.25%, Maturing March 3, 2017	3,123,895
Visant Holding Corp.
	3,616	Term Loan, 5.25%, Maturing December 31, 2016	3,638,067
Vivarte
EUR	2,641	Term Loan, 3.04%, Maturing March 9, 2015	3,768,078
EUR	2,641	Term Loan, 3.54%, Maturing March 8, 2016	3,768,078
EUR	22	Term Loan - Second Lien, 4.54%, Maturing September 8, 2016	31,342
EUR	154	Term Loan - Second Lien, 4.54%, Maturing September 8, 2016	205,772
EUR	1,582	Term Loan - Second Lien, 4.54%, Maturing September 8, 2016	2,116,516
Yankee Candle Company, Inc. (The)
	2,873	Term Loan, 2.22%, Maturing February 6, 2014	2,868,806

			$77,539,983

Steel — 0.1%

Niagara Corp.
	1,503	Term Loan, 10.50%, Maturing June 29, 2014(7)	$1,428,244

			$1,428,244

Surface Transport — 0.5%

Rural/Metro Operating Company, LLC
	1,496	Term Loan, 6.00%, Maturing November 24, 2016	$1,507,472
Swift Transportation Co., Inc.
	7,901	Term Loan, 6.00%, Maturing December 21, 2016	8,000,991

			$9,508,463

Telecommunications — 4.8%

Alaska Communications Systems Holdings, Inc.
	4,015	Term Loan, 5.50%, Maturing October 21, 2016	$4,039,529
Asurion Corp.
	11,688	Term Loan, 3.25%, Maturing July 3, 2014	11,656,726
	3,924	Term Loan, 6.75%, Maturing March 31, 2015	3,990,595
BCM Luxembourg, Ltd.
EUR	1,000	Term Loan, 3.08%, Maturing September 30, 2014	1,359,965
EUR	1,000	Term Loan, 3.33%, Maturing September 30, 2015	1,359,965
Cellular South, Inc.
	1,124	Term Loan, 1.82%, Maturing May 29, 2014	1,118,116
	3,303	Term Loan, 1.98%, Maturing May 29, 2014	3,286,065
CommScope, Inc.
	3,700	Term Loan, 5.00%, Maturing January 14, 2018	3,742,395
Intelsat Jackson Holdings SA
	27,850	Term Loan, 5.25%, Maturing April 2, 2018	28,161,140
IPC Systems, Inc.
	1,260	Term Loan, 2.52%, Maturing May 31, 2014	1,243,982
GBP	206	Term Loan, 3.07%, Maturing May 31, 2014	339,783
Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508	Term Loan, 2.88%, Maturing December 1, 2014	3,891,058
MetroPCS Wireless
	5,237	Term Loan, 4.00%, Maturing March 15, 2018	5,255,696
NTelos, Inc.
	1,970	Term Loan, 4.00%, Maturing August 7, 2015	1,980,176
Syniverse Technologies, Inc.
	5,817	Term Loan, 5.25%, Maturing December 21, 2017	5,883,335
Telesat Canada, Inc.
	599	Term Loan, 3.22%, Maturing October 31, 2014	599,735
	6,978	Term Loan, 3.22%, Maturing October 31, 2014	6,982,021
TowerCo Finance, LLC
	3,125	Term Loan, 5.25%, Maturing February 2, 2017	3,149,741

			$88,040,023

See Notes to Financial Statements.
30

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Utilities — 2.0%

BRSP, LLC
	1,450	Term Loan, 7.50%, Maturing June 4, 2014	$1,462,828
Calpine Corp.
	7,250	Term Loan, 4.50%, Maturing April 2, 2018	7,326,509
Covanta Energy Corp.
	1,000	Term Loan, 1.70%, Maturing February 10, 2014	993,258
	1,949	Term Loan, 1.81%, Maturing February 10, 2014	1,936,853
EquiPower Resources Holdings, LLC
	1,300	Term Loan, 5.75%, Maturing January 26, 2018	1,313,000
NRG Energy, Inc.
	2	Term Loan, 2.06%, Maturing February 1, 2013	2,182
	662	Term Loan, 2.06%, Maturing February 1, 2013	661,587
	4,392	Term Loan, 3.50%, Maturing August 31, 2015	4,433,069
	7,204	Term Loan, 3.56%, Maturing August 31, 2015	7,258,471
TXU Texas Competitive Electric Holdings Co., LLC
	13,173	Term Loan, 4.74%, Maturing October 10, 2017	10,578,270

			$35,966,027

Total Senior Floating-Rate Interests
(identified cost $2,178,401,179)			$2,200,719,306

Corporate Bonds & Notes — 3.6%

Principal
Amount*
(000’s omitted)		Security	Value

Aerospace and Defense — 0.1%

International Lease Finance Corp., Sr. Notes
	750	6.50%, 9/1/14(8)	$798,750
	750	6.75%, 9/1/16(8)	802,500
	750	7.125%, 9/1/18(8)	810,000

			$2,411,250

Building and Development — 0.8%

AMO Escrow Corp., Sr. Notes
	4,115	11.50%, 12/15/17(8)	$4,464,775
Calcipar SA, Sr. Notes
	1,000	6.875%, 5/1/18(8)	1,030,000
Grohe Holding GmbH, Variable Rate
EUR	5,905	4.202%, 1/15/14(9)	8,746,192

			$14,240,967

Cable and Satellite Television — 0.3%

Virgin Media Finance PLC, Sr. Notes
	5,000	6.50%, 1/15/18	$5,500,000

			$5,500,000

Chemicals and Plastics — 0.2%

Polymer Group, Inc., Sr. Notes
	2,500	7.75%, 2/1/19(8)	$2,612,500
Wellman Holdings, Inc., Sr. Sub. Notes
	733	5.00%, 1/29/19(2)(7)	0

			$2,612,500

Ecological Services and Equipment — 0.0%(10)

Environmental Systems Product Holdings, Inc., Jr. Notes
	75	18.00%, 3/31/15(7)	$64,034

			$64,034

Electronics / Electrical — 0.3%

NXP BV/NXP Funding, LLC, Variable Rate
	6,107	3.028%, 10/15/13	$6,099,366

			$6,099,366

Financial Intermediaries — 0.5%

First Data Corp.
	2,500	7.375%, 6/15/19(8)	$2,559,375
UPCB Finance II, Ltd., Sr. Notes
EUR	3,000	6.375%, 7/1/20(8)	4,296,017
UPCB Finance III, Ltd., Sr. Notes
	3,000	6.625%, 7/1/20(8)	2,966,250

			$9,821,642

Leisure Goods / Activities / Movies — 0.4%

MU Finance PLC, Sr. Notes
	4,000	8.375%, 2/1/17(8)	$4,360,000
NAI Entertainment Holdings, LLC, Sr. Notes
	2,500	8.25%, 12/15/17(8)	2,712,500

			$7,072,500

See Notes to Financial Statements.
31

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)	Security	Value

Utilities — 1.0%

Calpine Corp., Sr. Notes
9,025	7.50%, 2/15/21(8)	$9,589,062
7,875	7.875%, 1/15/23(8)	8,396,719

		$17,985,781

Total Corporate Bonds & Notes
(identified cost $60,671,549)		$65,808,040

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value

$799	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.428%, 6/15/29(8)(11)	$805,412
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.762%, 8/11/16(8)(11)	835,701

Total Asset-Backed Securities
(identified cost $1,799,179)		$1,641,113

Common Stocks — 1.4%

Shares	Security	Value

Automotive — 0.3%

48,926	Dayco Products, LLC(12)(13)	$2,764,319
44,747	Hayes Lemmerz International, Inc.(7)(12)(13)	2,640,073

		$5,404,392

Building and Development — 0.0%(10)

4,766	Lafarge Roofing(7)(12)(13)	$0
4,766	Lafarge Roofing(7)(12)(13)	0
4,766	Lafarge Roofing(7)(12)(13)	0
1,646	United Subcontractors, Inc.(7)(12)(13)	166,772
7,595	WCI Communities, Inc.(7)(12)(13)	721,547

		$888,319

Chemicals and Plastics — 0.1%

3,877	Vita Cayman II, Ltd.(12)(13)	$1,205,908
662	Wellman Holdings, Inc.(7)(12)(13)	0

		$1,205,908

Ecological Services and Equipment — 0.0%(10)

1,242	Environmental Systems Products Holdings, Inc.(7)(12)(14)	$28,057

		$28,057

Financial Intermediaries — 0.0%(10)

250	RTS Investor Corp.(7)(12)(13)	$67,813

		$67,813

Food Service — 0.0%(10)

66,567	Buffets, Inc.(7)(12)	$274,589

		$274,589

Home Furnishings — 0.1%

4,230	Oreck Corp.(7)(12)(13)	$286,498
157,491	Sanitec Europe Oy B Units(12)(13)	699,803
154,721	Sanitec Europe Oy E Units(7)(12)(13)	0

		$986,301

Investment Services — 0.0%

20,048	Safelite Realty Corp.(7)(12)(14)	$0

		$0

Leisure Goods / Activities / Movies — 0.2%

158,338	Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	$3,595,587

		$3,595,587

Lodging and Casinos — 0.1%

167,709	Herbst Gaming, Inc.(7)(12)(13)	$781,522
40,751	Tropicana Entertainment, Inc.(12)(13)	705,502

		$1,487,024

Publishing — 0.5%

13,247	Ion Media Networks, Inc.(7)(12)(13)	$8,279,375
66,239	MediaNews Group, Inc.(7)(12)(13)	1,854,689
2,290	Source Interlink Companies, Inc.(7)(12)(13)	80,471
6,089	Star Tribune Media Holdings Co.(7)(12)	188,759
16,600	SuperMedia, Inc.(12)	85,324

		$10,488,618

See Notes to Financial Statements.
32

Senior Debt Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Shares	Security	Value

Radio and Television — 0.1%

8,562	Cumulus Media, Inc. Class A(12)	$39,813
714	New Young Broadcasting Holding Co., Inc.(12)(13)	1,771,613

		$1,811,426

Total Common Stocks
(identified cost $14,754,455)		$26,238,034

Preferred Stocks — 0.0%(10)

Shares	Security	Value

Ecological Services and Equipment — 0.0%(10)

284	Environmental Systems Products Holdings, Inc., Series A(7)(12)(14)	$17,795

		$17,795

Total Preferred Stocks
(identified cost $4,970)		$17,795

Warrants — 0.0%(10)

Shares	Security	Value

Radio and Television — 0.0%(10)

7	New Young Broadcasting Holding Co., Inc., Expires 12/24/24(12)(13)	$17,369

		$17,369

Retailers (Except Food and Drug) — 0.0%

5,453	Oriental Trading Co., Inc., Expires 2/11/16(7)(12)(13)	$0
5,982	Oriental Trading Co., Inc., Expires 2/11/16(7)(12)(13)	0

		$0

Total Warrants
(identified cost $12,030)		$17,369

Short-Term Investments — 4.3%

Interest
(000’s omitted)	Description	Value

$77,790	Eaton Vance Cash Reserves Fund, LLC, 0.17%(15)	$77,789,832
1,117	State Street Bank and Trust Euro Time Deposit, 0.01%, 5/2/11	1,117,384

Total Short-Term Investments
(identified cost $78,907,216)		$78,907,216

Total Investments — 129.2%
(identified cost $2,334,550,578)		$2,373,348,873

Less Unfunded Loan Commitments — (1.1)%		$(19,485,100)

Net Investments — 128.1%
(identified cost $2,315,065,478)		$2,353,863,773

Other Assets, Less Liabilities — (28.1)%		$(516,403,761)

Net Assets — 100.0%		$1,837,460,012

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR	- Euro
GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)	Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

See Notes to Financial Statements.
33

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Portfolio of Investments (Unaudited) — continued

(5)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	This Senior Loan will settle after April 30, 2011, at which time the interest rate will be determined.

(7)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $47,039,561 or 2.6% of the Portfolio’s net assets.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Amount is less than 0.05%.

(11)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2011.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Restricted security (Note 5).

(15)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Financial Statements.
34

Senior Debt Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $2,237,275,646)	$2,276,073,941
Affiliated investment, at value (identified cost, $77,789,832)	77,789,832
Cash	474
Restricted cash*	11,543,767
Foreign currency, at value (identified cost, $21,657,666)	21,680,097
Interest receivable	7,471,220
Interest receivable from affiliated investment	11,557
Receivable for investments sold	1,543,043
Receivable for open forward foreign currency exchange contracts	62,247
Prepaid expenses	32,061
Other assets	36,179

Total assets	$2,396,244,418

Liabilities

Notes payable	$410,000,000
Payable for investments purchased	137,187,109
Payable for open forward foreign currency exchange contracts	9,961,025
Payable to affiliates:
Investment adviser fee	842,832
Trustees’ fees	4,208
Accrued expenses	789,232

Total liabilities	$558,784,406

Net Assets applicable to investors’ interest in Portfolio	$1,837,460,012

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,808,976,312
Net unrealized appreciation	28,483,700

Total	$1,837,460,012

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

See Notes to Financial Statements.
35

Senior Debt Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest	$47,348,315
Interest allocated from affiliated investment	45,008
Expenses allocated from affiliated investment	(2,468)

Total investment income	$47,390,855

Expenses

Investment adviser fee	$4,499,126
Trustees’ fees and expenses	25,250
Custodian fee	221,242
Legal and accounting services	119,042
Interest expense and fees	2,901,828
Miscellaneous	40,972

Total expenses	$7,807,460

Deduct —
Reduction of custodian fee	$66

Total expense reductions	$66

Net expenses	$7,807,394

Net investment income	$39,583,461

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$107,637
Investment transactions allocated from affiliated investment	617
Foreign currency and forward foreign currency exchange contract transactions	(8,392,986)

Net realized loss	$(8,284,732)

Change in unrealized appreciation (depreciation) —
Investments	$69,927,460
Foreign currency and forward foreign currency exchange contracts	(8,831,047)

Net change in unrealized appreciation (depreciation)	$61,096,413

Net realized and unrealized gain	$52,811,681

Net increase in net assets from operations	$92,395,142

See Notes to Financial Statements.
36

Senior Debt Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$39,583,461	$67,160,548
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(8,284,732)	(32,724,306)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	61,096,413	137,008,780

Net increase in net assets from operations	$92,395,142	$171,445,022

Capital transactions —
Contributions	$411,990,686	$31,692,604
Withdrawals	(14,621,124)	(118,970,455)

Net increase (decrease) in net assets from capital transactions	$397,369,562	$(87,277,851)

Net increase in net assets	$489,764,704	$84,167,171

Net Assets

At beginning of period	$1,347,695,308	$1,263,528,137

At end of period	$1,837,460,012	$1,347,695,308

See Notes to Financial Statements.
37

Senior Debt Portfolio

April 30, 2011

Statement of Cash Flows (Unaudited)

Six Months Ended
Cash Flows From Operating Activities	April 30, 2011

Net increase in net assets from operations	$92,395,142
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(1,006,471,762)
Investments sold and principal repayments	485,916,026
Increase in short-term investments, net	(45,416,203)
Net amortization/accretion of premium (discount)	(5,807,732)
Amortization of structuring fees on notes payable	100,000
Increase in restricted cash	(11,543,767)
Increase in interest receivable	(310,501)
Increase in interest receivable from affiliated investment	(6,988)
Decrease in receivable for investments sold	20,430,865
Increase in receivable for open forward foreign currency exchange contracts	(6,366)
Increase in prepaid expenses	(18,206)
Increase in other assets	(1,945)
Increase in payable for investments purchased	99,513,076
Increase in payable for open forward foreign currency exchange contracts	8,001,096
Increase in payable to affiliate for investment adviser fee	154,399
Decrease in accrued expenses	(194,414)
Increase in unfunded loan commitments	5,391,950
Net change in unrealized (appreciation) depreciation from investments	(69,927,460)
Net realized gain from investments	(107,637)

Net cash used in operating activities	$(427,910,427)

Cash Flows From Financing Activities

Proceeds from notes payable	$70,000,000
Repayments of notes payable	(20,000,000)
Proceeds from capital contributions	411,990,686
Payments for capital withdrawals	(14,621,124)
Payment of structuring fee on notes payable	(100,000)

Net cash provided by financing activities	$447,269,562

Net increase in cash*	$19,359,135

Cash at beginning of period(1)	$2,321,436

Cash at end of period(1)	$21,680,571

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$2,950,198

(1)	Balance includes foreign currency, at value.
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $22,899.

See Notes to Financial Statements.
38

Senior Debt Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,					Year Ended November 30,
	April 30, 2011					Period Ended
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	October 31, 2007(1)		2006	2005

Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction excluding interest and fees(2)	0.64	%(3)	0.72%	0.76%	0.66%	0.58	%(3)	0.51%	0.50%
Interest and fee expense	0.38	%(3)	0.56%	1.31%	0.98%	0.70	%(3)	0.01%	0.00	%(4)
Total expenses	1.02	%(3)	1.28%	2.07%	1.64%	1.28	%(3)	0.52%	0.50%
Net investment income	5.15	%(3)	5.15%	5.97%	7.01%	7.18	%(3)	6.57%	5.00%
Portfolio Turnover	25	%(5)	37%	32%	7%	55	%(5)	51%	65%

Total Return	6.41	%(5)	14.14%	38.19%	(26.81)%	3.89	%(5)	6.88%	5.27%

Net assets, end of period (000’s omitted)	$1,837,460		$1,347,695	$1,263,528	$1,119,305	$2,334,369		$2,645,798	$3,054,390

(1)	For the eleven months ended October 31, 2007.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Rounds to less than $0.01%.
(5)	Not annualized.

See Notes to Financial Statements.
39

Senior Debt Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Floating-Rate Advantage Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with

40

Senior Debt Portfolio

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Notes to Financial Statements (Unaudited) — continued

Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

L Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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Notes to Financial Statements (Unaudited) — continued

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, and at reduced rates on daily gross assets over $2 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee amounted to $4,499,126 or 0.59% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,006,471,762 and $485,916,026, respectively, for the six months ended April 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,315,506,528

Gross unrealized appreciation	$67,863,608
Gross unrealized depreciation	(29,506,363)

Net unrealized appreciation	$38,357,245

5 Restricted Securities

At April 30, 2011, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	(1)	$28,057
Safelite Realty Corp.	9/29/00 -11/10/00	20,048	0	(1)	0

Total Common Stocks			$0		$28,057

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970		$17,795

Total Restricted Securities			$4,970		$45,852

(1)	Less than $0.50.

42

Senior Debt Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/31/11	British Pound Sterling 1,873,136	United States Dollar 3,043,207	JPMorgan Chase Bank	$(84,528)
5/31/11	British Pound Sterling 14,450,203	United States Dollar 23,216,996	JPMorgan Chase Bank	(911,738)
5/31/11	Euro 47,240,707	United States Dollar 65,019,038	Citigroup Global Markets	(4,897,774)
6/30/11	British Pound Sterling 10,883,699	United States Dollar 17,370,493	Goldman Sachs, Inc.	(795,727)
6/30/11	Euro 2,453,125	United States Dollar 3,508,408	Deutsche Bank	(119,298)
6/30/11	Euro 40,021,325	United States Dollar 56,225,159	HSBC Bank USA	(2,958,776)
7/29/11	British Pound Sterling 8,368,483	United States Dollar 13,769,209	JPMorgan Chase Bank	(193,184)
7/29/11	Euro 43,862,183	United States Dollar 64,869,756	Deutsche Bank	62,247

				$(9,898,778)

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $9,961,025. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $11,543,767 at April 30, 2011.

The non-exchange traded derivatives in which the Portfolio invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $62,247, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by $62,247 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

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Notes to Financial Statements (Unaudited) — continued

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2011 was as follows:

	Fair Value

Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$62,247	$(9,961,025)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(7,852,546)	$(7,994,730)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2011, which is indicative of the volume of this derivative type, was approximately $216,493,000.

7 Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $440 million ($400 million prior to February 18, 2011) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Portfolio also pays a program fee of 0.60% (0.75% prior to February 18, 2011) per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.45% (0.50% prior to February 18, 2011) per annum on the amount of the facility. Program and commitment fees for the six months ended April 30, 2011 totaled $2,258,223 and are included in interest expense in the Statement of Operations. In connection with the structuring of the Agreement, the Portfolio is obligated to pay a fee of $1 million in quarterly installments of $50,000 through February 2012, of which $150,000 remains outstanding at April 30, 2011. The entire unpaid balance is payable on termination date if the Agreement is terminated by the Portfolio within the first five years and eliminated if the Agreement is terminated by the lenders at their discretion except for an event of default by the Portfolio. At April 30, 2011, the Portfolio had borrowings outstanding under the Agreement of $410,000,000 at an interest rate of 0.25%. The carrying amount of the borrowings at April 30, 2011 approximated its fair value. For the six months ended April 30, 2011, the average borrowings under the Agreement and the average interest rate were $363,535,912 and 0.30% (annualized), respectively.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

44

Senior Debt Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

9 Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$2,178,071,920	$3,162,286	$2,181,234,206
Corporate Bonds & Notes	—	65,744,006	64,034	65,808,040
Asset-Backed Securities	—	1,641,113	—	1,641,113
Common Stocks	125,137	10,742,732	15,370,165	26,238,034
Preferred Stocks	—	—	17,795	17,795
Warrants	—	17,369	0	17,369
Short-Term Investments	—	78,907,216	—	78,907,216

Total Investments	$125,137	$2,335,124,356	$18,614,280	$2,353,863,773

Forward Foreign Currency Exchange Contracts	$—	$62,247	$—	$62,247

Total	$125,137	$2,335,186,603	$18,614,280	$2,353,926,020

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(9,961,025)	$—	$(9,961,025)

Total	$—	$(9,961,025)	$—	$(9,961,025)

45

Senior Debt Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2010	$1,517,576	$74,220	$1,380,581	$65,759	$—	$3,038,136
Realized gains (losses)	173	—	259,002	23,513	—	282,688
Change in net unrealized appreciation (depreciation)*	(398,731)	(27,380)	5,583,791	(42,977)	—	5,114,703
Cost of purchases	2,032,960	5,004	1,040,630	—	0	3,078,594
Proceeds from sales	(3,837)	—	(673,145)	(28,500)	—	(705,482)
Accrued discount (premium)	14,145	12,190	—	—	—	26,335
Transfers to Level 3**	—	—	7,779,306	—	—	7,779,306
Transfers from Level 3**	—	—	—	—	—	—

Balance as of April 30, 2011	$3,162,286	$64,034	$15,370,165	$17,795	$0	$18,614,280

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2011*	$(398,731)	$(27,380)	$5,583,791	$(15,027)	$—	$5,142,653

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

46

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

47

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

48

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

49

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Senior Debt Portfolio

Scott H. Page President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

50

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

51

This Page Intentionally Left Blank

Investment Adviser of Senior Debt Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232-6/11	FRASRC

Eaton Vance Parametric Structured Emerging Markets Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2011
Eaton Vance
Parametric Structured Emerging Markets Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	39
Officers and Trustees	42
Important Notices	43

Eaton Vance
Parametric Structured Emerging Markets Fund
April 30, 2011
Portfolio Managers Thomas Seto; David Stein, Ph.D.
Performance1

	Class A	Class C	Class I
Symbol	EAEMX	ECEMX	EIEMX
Inception Date	6/30/06	6/30/06	6/30/06

% Average Annual Total Returns at net asset value (NAV)

Six Months	7.94	7.55	7.97
One Year	20.07	19.23	20.32
Since Inception	11.97	11.12	12.22

% SEC Average Annual Total Returns with maximum sales charge

Six Months	1.72	6.55	7.97
One Year	13.18	18.23	20.32
Since Inception	10.61	11.12	12.22

% Maximum Sales Charge	Class A	Class C	Class I

	5.75	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I

	1.51	2.26	1.26

% Comparative Performance[3]			% Return

MSCI Emerging Markets Index*

Six Months			9.74
One Year			20.67
Since Inception			12.81

Lipper Emerging Markets Funds Average*

Six Months			8.26
One Year			19.96
Since Inception			10.83
* Source: MSCI; Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Parametric Structured Emerging Markets Fund
April 30, 2011
Fund Profile4

Geographic Allocation (% of common stocks)

Sector Allocation5 (% of net assets)

Top 10 Holdings5 (% of net assets)

America Movil SAB de CV, Series L	1.4
OAO Gazprom ADR	1.3
Sberbank of Russian Federation	1.0
MTN Group, Ltd.	0.9
Samsung Electronics Co., Ltd.	0.8
China Mobile, Ltd.	0.7
Petroleo Brasileiro SA, PFC Shares	0.7
OTP Bank Rt.	0.6
CEZ AS	0.6
Vale SA, PFC Shares	0.5

Total % of net assets	8.5

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Parametric Structured Emerging Markets Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Prior to January 1, 2011, Class A and Class I shares were subject to a 1% redemption fee on redemptions or exchanges within 90 days of settlement of purchase. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus.

3.	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	Fund profile is subject to change due to active management.

5.	Excludes cash and cash equivalents.

4

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 – April 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/10)	(4/30/11)	(11/1/10 – 4/30/11)	Ratio

Actual
Class A	$1,000.00	$1,079.40	$7.32	1.42%
Class C	$1,000.00	$1,075.50	$11.12	2.16%
Class I	$1,000.00	$1,079.70	$6.03	1.17%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.80	$7.10	1.42%
Class C	$1,000.00	$1,014.10	$10.79	2.16%
Class I	$1,000.00	$1,019.00	$5.86	1.17%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2010.

5

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value

Argentina — 0.7%

Banco Macro SA, Class B ADR	43,450	$1,607,216
BBVA Banco Frances SA ADR	81,688	850,372
Cresud SA ADR	224,530	3,909,067
Grupo Financiero Galicia SA, Class B ADR(1)	118,800	1,518,264
IRSA Inversiones y Representaciones SA ADR	39,010	494,257
MercadoLibre, Inc.	59,700	5,456,580
Petrobras Energia SA ADR	67,925	1,549,369
Telecom Argentina SA ADR	175,460	4,003,997

		$19,389,122

Botswana — 0.3%

Barclays Bank of Botswana	748,991	$697,472
Botswana Insurance Holdings Ltd.	326,490	590,604
First National Bank of Botswana	4,730,800	1,972,418
Letshego	11,668,870	3,395,700
Sechaba Breweries Ltd.	877,800	1,589,277
Standard Chartered Bank Botswana	531,120	753,578

		$8,999,049

Brazil — 5.8%

AES Tiete SA, PFC Shares	54,200	$899,199
All America Latina Logistica SA (Units)	214,800	1,774,981
Anhanguera Educacional Participacoes SA	33,800	751,970
B2W Companhia Global do Varejo	16,970	232,998
Banco Bradesco SA, PFC Shares	336,756	6,723,561
Banco do Brasil SA	149,198	2,749,333
Banco do Estado do Rio Grande do Sul, PFC Shares	65,400	785,698
Banco Santander Brasil SA	123,000	1,415,141
BM&F Bovespa SA	399,051	2,995,673
BR Malls Participacoes SA	72,000	757,895
Bradespar SA, PFC Shares	45,500	1,177,123
Braskem SA, PFC Shares	46,960	683,565
BRF-Brasil Foods SA	181,440	3,636,412
Brookfield Incorporacoes SA	115,000	639,620
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	141,300	2,569,662
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	35,769	1,591,552
Cia de Bebidas das Americas, PFC Shares	240,790	7,668,179
Cia de Companhia de Concessoes Rodoviarias (CCR)	70,600	2,198,958
Cia de Saneamento Basico do Estado de Sao Paulo	51,020	1,477,868
Cia de Saneamento de Minas Gerais-Copasa MG	17,900	326,551
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	17,390	563,528
Cia Energetica de Minas Gerais, PFC Shares	135,154	2,766,310
Cia Energetica de Sao Paulo, PFC Shares	65,700	1,271,236
Cia Hering	59,300	1,283,476
Cia Paranaense de Energia-Copel, PFC Shares	36,100	986,715
Cia Siderurgica Nacional SA (CSN)	134,200	2,086,532
Cielo SA	275,800	2,550,782
Contax Participacoes SA, PFC Shares	24,300	368,392
Cosan SA Industria e Comercio	40,000	615,306
CPFL Energia SA	56,800	1,643,488
Cyrela Brazil Realty SA	84,100	882,590
Diagnosticos da America SA	65,700	879,090
Duratex SA	39,187	405,022
EcoRodovias Infraestrutura e Logistica SA	55,900	492,128
EDP-Energias do Brasil SA	30,400	753,623
Eletropaulo Metropolitana SA, Class B, PFC Shares	38,280	931,937
Empresa Brasileira de Aeronautica SA	242,400	1,904,439
Estacio Participacoes SA	13,900	203,216
Fibria Celulose SA	29,457	462,489
Gafisa SA(1)	172,300	1,054,697
Gerdau SA, PFC Shares	133,600	1,605,034
Gol Linhas Aereas Inteligentes SA, PFC Shares	37,400	518,256
Hypermarcas SA(1)	101,500	1,361,334
Itau Unibanco Holding SA, PFC Shares	410,622	9,683,496
Itausa-Investimentos Itau SA, PFC Shares	549,895	4,246,901
JBS SA	284,600	971,461
Light SA	28,600	481,757
LLX Logistica SA(1)	163,000	471,428
Localiza Rent a Car SA	61,100	1,048,627
Lojas Americanas SA, PFC Shares	121,970	1,085,418
Lojas Renner SA	36,200	1,335,755
Lupatech SA(1)	21,200	158,609
Marcopolo SA, PFC Shares	197,100	882,014
Marfrig Frigorificos e Comercio de Alimentos SA	56,355	580,315
Metalurgica Gerdau SA, PFC Shares	59,700	870,151
MMX Mineracao e Metalicos SA(1)	30,100	193,626
MRV Engenharia e Participacoes SA	89,400	772,845
Natura Cosmeticos SA	47,700	1,343,192
OGX Petroleo e Gas Participacoes SA(1)	201,600	2,164,394
PDG Realty SA Empreendimentos e Participacoes	356,400	2,093,272
Petroleo Brasileiro SA	43,200	793,318
Petroleo Brasileiro SA, PFC Shares	1,141,000	18,566,997
PortX Operacoes Portuarias SA(1)	163,000	358,492
Randon Participacoes SA, PFC Shares	70,700	526,250
Redecard SA	188,300	2,723,001
Rossi Residencial SA	65,000	609,427
Souza Cruz SA	109,500	1,231,283

See Notes to Financial Statements.
6

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)

Suzano Papel e Celulose SA	36,625	$358,288
TAM SA, PFC Shares	31,400	644,686
Tele Norte Leste Participacoes SA, PFC Shares	119,000	1,987,115
Telemar Norte Leste SA, PFC Shares	15,900	550,820
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	20,400	537,750
Tim Participacoes SA, PFC Shares	338,600	1,553,961
Totvs SA	58,990	1,124,905
Tractebel Energia SA	58,300	1,021,325
Ultrapar Participacoes SA, PFC Shares	55,384	966,368
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	128,450	1,318,629
Vale Fertilizantes SA, PFC Shares	25,300	262,778
Vale SA	34,400	1,132,454
Vale SA ADR	30,700	1,025,380
Vale SA, PFC Shares	478,340	14,007,834
Vivo Participacoes SA, PFC Shares	68,275	2,760,164
Weg SA	114,800	1,437,554

		$150,527,599

Bulgaria — 0.2%

CB First Investment Bank AD(1)	235,000	$616,832
Central Cooperative Bank AD(1)	227,900	276,395
Chimimport AD(1)	329,922	855,952
Corporate Commercial Bank AD	10,400	606,506
MonBat AD(1)	60,235	326,713
Petrol AD(1)	102,500	481,700
Sopharma AD(1)	354,600	1,204,356
Vivacom(1)	44,690	126,926

		$4,495,380

Chile — 3.3%

Administradora de Fondos de Pensiones Provida SA	152,900	$825,185
AES Gener SA	2,001,600	1,221,522
Almendral SA	2,512,600	364,517
Antarchile SA, Series A	75,704	1,635,910
Banco de Chile	48,581,909	7,280,164
Banco de Chile ADR	7,009	624,852
Banco de Credito e Inversiones	48,975	3,319,600
Banco Santander Chile SA	39,183,610	3,455,851
Banmedica SA	241,180	487,127
Besalco SA	482,800	1,009,744
Cap SA	51,212	2,752,735
Cencosud SA	671,931	5,289,933
Cia Cervecerias Unidas SA	110,890	1,336,604
Cia General de Electricidad SA	134,950	817,701
Cia Sud Americana de Vapores SA	805,299	642,036
Colbun SA	5,497,110	1,657,072
Corpbanca SA	78,754,570	1,248,579
Embotelladora Andina SA, Class B, PFC Shares	167,941	825,025
Empresa Nacional de Electricidad SA	2,251,063	4,253,284
Empresas CMPC SA	85,052	4,710,601
Empresas Copec SA	353,676	6,858,449
Empresas La Polar SA	210,000	1,179,001
Enersis SA	8,607,221	3,675,991
ENTEL SA	68,500	1,390,976
Grupo Security SA	830,289	366,954
Invercap SA	19,700	256,705
Inversiones Aguas Metropolitanas SA	306,600	502,066
Lan Airlines SA	163,995	4,612,660
Madeco SA(1)	5,047,652	295,438
Minera Valparaiso SA	12,324	465,713
Parque Arauco SA	431,100	992,433
Quinenco SA	162,900	640,350
Ripley Corp. SA(1)	748,500	1,004,611
S.A.C.I. Falabella SA	704,300	7,686,193
Salfacorp SA	451,500	1,725,888
Sigdo Koppers SA	294,200	638,940
Sociedad de Inversiones Oro Blanco SA	13,300,000	274,405
Sociedad de Inversiones Pampa Calichera SA, Class A(1)	244,730	465,064
Sociedad Quimica y Minera de Chile SA, Series B	67,540	4,077,776
Socovesa SA	575,700	437,605
Sonda SA	723,900	2,105,119
Vina Concha y Toro SA	369,122	917,895

		$84,328,274

China — 8.9%

Agile Property Holdings, Ltd.	400,000	$649,326
Agricultural Bank of China, Ltd., Class H(1)	3,306,000	1,961,921
Air China, Ltd., Class H	1,068,000	1,083,845
Alibaba.com, Ltd.	445,000	791,124
Aluminum Corp. of China, Ltd., Class H	934,000	880,235
American Oriental Bioengineering, Inc.(1)	190,000	286,900
Angang Steel Co., Ltd., Class H	484,000	623,466
Anhui Conch Cement Co., Ltd., Class H	315,000	1,489,427
Anta Sports Products, Ltd.	637,000	1,034,455
AsiaInfo-Linkage, Inc.(1)	28,700	542,430
Baidu, Inc. ADR(1)	80,000	11,881,600
Bank of China, Ltd., Class H	11,381,000	6,313,876
Bank of Communications, Ltd., Class H	1,019,000	1,079,221

See Notes to Financial Statements.
7

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Beijing Capital International Airport Co., Ltd., Class H	772,000	$381,196
Beijing Enterprises Holdings, Ltd.	270,500	1,445,861
BOC Hong Kong Holdings, Ltd.	127,500	400,800
BYD Co., Ltd., Class H(1)	288,200	1,044,327
BYD Electronic (International) Co., Ltd.	415,000	223,248
Chaoda Modern Agriculture Holdings, Ltd.	1,623,958	1,018,083
China Agri-Industries Holdings, Ltd.	952,000	1,095,614
China Bluechemical, Ltd., Class H	468,000	381,366
China CITIC Bank, Class H	1,400,000	1,004,689
China Coal Energy Co., Class H	1,190,000	1,669,700
China Communications Construction Co., Ltd., Class H	1,472,000	1,363,368
China Communications Services Corp., Ltd., Class H	884,000	541,546
China Construction Bank Corp., Class H	13,955,630	13,232,899
China COSCO Holdings Co., Ltd., Class H(1)	1,249,975	1,204,054
China Dongxiang (Group) Co., Ltd.	2,459,000	863,851
China Eastern Airlines Corp., Ltd., Class H(1)	1,120,000	491,812
China Everbright International, Ltd.	631,000	284,418
China Everbright, Ltd.	236,000	522,287
China Green (Holdings), Ltd.	339,000	288,294
China High Speed Transmission Equipment Group Co., Ltd.	420,000	561,699
China International Marine Containers Co., Ltd., Class B	306,472	656,200
China Life Insurance Co., Ltd., Class H	1,389,000	4,964,868
China Longyuan Power Group Corp., Class H	1,363,000	1,402,759
China Medical Technologies, Inc. ADR(1)	34,300	405,083
China Mengniu Dairy Co., Ltd.	658,000	2,032,221
China Merchants Bank Co., Ltd., Class H	817,024	2,110,587
China Merchants Holdings (International) Co., Ltd.	426,035	1,978,170
China Minsheng Banking Corp, Ltd., Class H	986,700	947,692
China Mobile, Ltd.	2,033,000	18,726,702
China National Building Material Co., Ltd., Class H	684,000	1,443,945
China National Materials Co., Ltd., Class H	681,000	675,873
China Oilfield Services, Ltd., Class H	424,000	839,169
China Overseas Land & Investment, Ltd.	672,160	1,298,690
China Pacific Insurance (Group) Co., Ltd., Class H	210,600	910,254
China Petroleum & Chemical Corp., Class H	3,841,000	3,871,613
China Pharmaceutical Group, Ltd.	524,000	311,737
China Railway Construction Corp., Class H	731,500	648,530
China Railway Group, Ltd., Class H	1,578,000	847,773
China Resources Enterprise, Ltd.	538,000	2,158,671
China Resources Gas Group, Ltd.	164,000	239,070
China Resources Land, Ltd.	408,000	702,081
China Resources Power Holdings Co., Ltd.	787,600	1,454,191
China Shenhua Energy Co., Ltd., Class H	890,000	4,156,906
China Shineway Pharmaceutical Group, Ltd.	176,000	426,857
China Shipping Container Lines Co., Ltd., Class H(1)	1,913,000	763,266
China Shipping Development Co., Ltd., Class H	568,000	600,545
China Southern Airlines Co., Ltd., Class H(1)	1,434,000	748,614
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	1,570,205
China Telecom Corp., Ltd., Class H	5,854,000	3,413,729
China Travel International Investment Hong Kong, Ltd.(1)	1,500,000	307,850
China Unicom, Ltd.	1,950,372	4,009,269
China Vanke Co., Ltd., Class B	445,120	630,461
China Yurun Food Group, Ltd.	571,000	2,101,659
China Zhongwang Holdings, Ltd.	464,000	241,274
Chongqing Changan Automobile Co., Ltd., Class B	611,270	504,682
Citic Pacific, Ltd.	486,000	1,452,914
CNOOC, Ltd.	4,070,000	10,116,294
Cosco Pacific, Ltd.	730,000	1,511,569
Country Garden Holdings Co.	1,479,000	598,768
Ctrip.com International, Ltd. ADR(1)	60,600	2,952,432
Datang International Power Generation Co., Ltd., Class H	1,562,000	588,313
Dongfeng Motor Corp., Class H	1,314,000	2,053,051
Fibrechem Technologies, Ltd.(1)(3)	100,200	0
Focus Media Holding, Ltd. ADR(1)	65,800	2,312,870
FU JI Food & Catering Services(1)(3)	83,000	0
Global Bio-chem Technology Group Co., Ltd.(1)	1,400,000	343,624
Golden Eagle Retail Group, Ltd.	413,000	1,077,288
Great Wall Motor Co., Ltd., Class H	862,500	1,558,836
Guangdong Investment, Ltd.	872,000	452,478
Guangzhou Automobile Group Co., Ltd., Class H	1,012,013	1,138,453
Guangzhou R&F Properties Co., Ltd., Class H	362,400	493,541
Harbin Power Equipment Co., Ltd., Class H	448,000	433,846
Hengdeli Holdings, Ltd.	1,198,000	721,032
Hidili Industry International Development, Ltd.	280,000	282,877
Home Inns & Hotels Management, Inc. ADR(1)	20,200	873,246
Huaneng Power International, Inc., Class H	1,510,000	835,874
Industrial & Commercial Bank of China, Ltd., Class H	11,085,000	9,402,435
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	401,700	627,489
Inner Mongolia Yitai Coal Co., Ltd., Class B(1)	158,000	1,101,962
Jiangsu Expressway Co., Ltd., Class H	594,000	630,064
Jiangxi Copper Co., Ltd., Class H	350,000	1,192,445
Kingboard Chemical Holdings, Ltd.	205,000	1,126,288
Kunlun Energy Co., Ltd.(1)	584,000	1,033,429
Lee & Man Paper Manufacturing, Ltd.	633,000	455,832
Lenovo Group, Ltd.	2,156,000	1,263,769
Li Ning Co., Ltd.	511,000	874,344

See Notes to Financial Statements.
8

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Lianhua Supermarket Holdings Ltd., Class H	58,000	$236,342
Maanshan Iron & Steel Co., Ltd., Class H	608,000	319,886
Metallurgical Corp. of China, Ltd., Class H(1)	1,156,000	495,499
Mindray Medical International, Ltd. ADR	38,600	1,031,778
NetEase.com, Inc. ADR(1)	30,800	1,517,824
New Oriental Education & Technology Group Inc. ADR(1)	15,800	1,969,312
Nine Dragons Paper Holdings, Ltd.	382,000	437,994
NWS Holdings, Ltd.	472,500	694,795
Parkson Retail Group, Ltd.	846,000	1,308,132
PetroChina Co., Ltd., Class H	5,166,000	7,472,086
PICC Property & Casualty Co., Ltd., Class H(1)	570,000	734,733
Ping An Insurance (Group) Co. of China, Ltd., Class H	308,000	3,377,995
Poly (Hong Kong) Investments, Ltd.	675,000	539,756
Ports Design, Ltd.	249,500	691,638
Renhe Commercial Holdings Co., Ltd., Class H	3,020,000	522,071
Semiconductor Manufacturing International Corp.(1)	9,346,000	838,103
Shanda Interactive Entertainment, Ltd. ADR(1)	12,000	580,560
Shandong Weigao Group Medical Polymer Co., Ltd., Class H(1)	492,000	1,338,104
Shanghai Electric Group Co., Ltd., Class H	1,080,000	543,569
Shanghai Industrial Holdings, Ltd.	210,000	829,188
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	784,350	478,325
Shimao Property Holdings, Ltd.	417,000	568,146
SINA Corp.(1)	18,000	2,425,500
Sino Biopharmaceutical, Ltd.	1,508,000	550,478
Sino-Ocean Land Holdings, Ltd.	877,000	498,790
Sinopec Shanghai Petrochemical Co., Ltd., Class H	854,000	412,425
Sinotrans Shipping, Ltd.	512,000	159,888
Sinotruk Hong Kong, Ltd.	239,500	199,005
Sohu.com, Inc.(1)	13,200	1,396,032
Sound Global, Ltd.(1)	436,000	267,830
Standard Chartered PLC	42,786	1,180,145
Suntech Power Holdings Co., Ltd. ADR(1)	52,600	471,822
Swire Pacific, Ltd., Class H	345,000	998,706
Tencent Holdings, Ltd.	232,200	6,660,262
Tingyi (Cayman Islands) Holding Corp.	866,000	2,304,043
Tsingtao Brewery Co., Ltd., Class H	206,000	1,095,683
Want Want China Holdings, Ltd.	3,043,000	2,735,290
Weichai Power Co., Ltd., Class H	136,000	932,796
Wumart Stores, Inc., Class H(1)	185,000	416,868
WuXi PharmaTech (Cayman), Inc. ADR(1)	47,100	828,960
Yangzijiang Shipbuilding Holdings, Ltd.	744,000	1,101,992
Yantai Changyu Pioneer Wine Co., Ltd., Class B	75,600	837,418
Yanzhou Coal Mining Co., Ltd., Class H	578,000	2,266,065
Zhaojin Mining Industry Co., Ltd., Class H	181,000	840,857
Zhejiang Expressway Co., Ltd., Class H	480,000	397,482
Zijin Mining Group Co., Ltd., Class H	1,032,000	814,869
ZTE Corp., Class H	295,953	1,066,527

		$229,629,066

Colombia — 1.6%

Almacenes Exito SA	197,936	$3,043,964
Banco de Bogota	47,030	1,415,128
Bancolombia SA ADR, PFC Shares	86,900	5,757,125
Bolsa de Valores de Colombia	16,150,000	370,719
Cementos Argos SA	239,340	1,447,921
Cia Colombiana de Inversiones SA	202,370	566,366
Cia de Cemento Argos SA	260,050	2,714,153
Corporacion Financiera Colombiana SA	52,496	1,012,107
Corporacion Financiera Colombiana SA(1)	1,150	21,723
Ecopetrol SA	2,487,190	5,343,655
Empresa de Energia de Bogota SA	4,900	473,738
Empresa de Telecommunicaciones de Bogota SA(1)	2,532,380	930,654
Grupo Aval Acciones y Valores SA	3,145,485	2,400,862
Grupo de Inversiones Suramericana	152,870	3,175,464
Grupo Nacional de Chocolates SA	327,105	4,227,749
Interconexion Electrica SA	657,460	4,661,361
ISAGEN SA ESP	1,543,100	2,050,254
Tableros y Maderas de Caldas	152,051,973	1,023,022
Textiles Fabricato Tejicondor SA(1)	36,122,860	898,629

		$41,534,594

Croatia — 0.7%

Adris Grupa DD, PFC Shares	43,344	$2,334,429
Atlantska Plovidba DD	5,167	729,913
Dalekovod DD(1)	19,495	945,720
Ericsson Nikola Tesla	6,040	1,984,642
Hrvatski Telekom DD(1)	136,030	7,573,823
Institut IGH DD(1)	705	254,546
Koncar-Elektroindustrija DD(1)	8,119	904,125
Petrokemija DD(1)	25,975	838,300
Podravka Prehrambena Industrija DD(1)	18,635	1,204,690
Privredna Banka Zagreb DD	3,177	371,680
Zagrebacka Banka DD	10,799	552,550

		$17,694,418

Czech Republic — 1.6%

CEZ AS	277,260	$15,905,075
Komercni Banka AS	37,564	9,903,009
New World Resources NV, Class A	399,400	6,615,004

See Notes to Financial Statements.
9

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Czech Republic (continued)

Pegas Nonwovens SA	41,100	$1,135,409
Philip Morris CR AS	2,213	1,258,056
Telefonica 02 Czech Republic AS	174,204	4,471,394
Unipetrol AS(1)	273,407	3,251,335

		$42,539,282

Egypt — 1.5%

Alexandria Mineral Oils Co.	132,820	$1,294,421
Arab Cotton Ginning	1,993,380	1,137,630
Citadel Capital Co.(1)	495,400	400,501
Commercial International Bank	898,204	4,173,416
Eastern Tobacco	66,704	1,157,089
Egypt Kuwaiti Holding Co.	999,596	1,281,160
Egyptian Electrical Cables	1,131,000	156,206
Egyptian Financial & Industrial Co.(1)	87,400	183,127
Egyptian Financial Group-Hermes Holding SAE	414,271	1,253,273
Egyptian for Tourism Resorts(1)	4,721,950	725,542
Egyptian International Pharmaceutical Industrial Co.(1)	26,290	167,829
El Ezz Aldekhela Steel Alexa Co.(1)	4,000	388,309
El Sewedy Cables Holding Co.(1)	122,774	873,796
Ezz Steel(1)	380,345	523,676
Juhayna Food Industries(1)	2,143,000	1,947,626
Maridive & Oil Services SAE(1)	524,400	1,778,605
Medinet Nasr for Housing(1)	62,775	247,297
Misr Beni Suef Cement Co.	36,880	413,158
MobiNil-Egyptian Co. for Mobil Services	59,400	1,424,829
National Societe General Bank	134,570	824,434
Olympic Group Financial Investments(1)	152,500	898,224
Orascom Construction Industries (OCI)	169,022	6,913,427
Orascom Telecom Holding SAE(1)	5,509,609	3,939,688
Oriental Weavers Co.(1)	79,375	424,477
Palm Hills Developments SAE(1)	507,500	167,411
Pioneers Holding	552,900	205,599
Sidi Kerir Petrochemicals Co.	818,400	1,829,667
Six of October Development & Investment Co.(1)	44,871	469,623
South Valley Cement	1,147,902	856,670
Talaat Moustafa Group(1)	1,362,400	851,670
Telecom Egypt	768,084	2,107,592

		$39,015,972

Estonia — 0.3%

AS Merko Ehitus	50,618	$646,087
AS Nordecon International(1)	145,374	288,224
AS Olympic Entertainment Group(1)	503,790	1,115,430
AS Tallink Group, Ltd.(1)	3,623,652	3,947,711
AS Tallinna Kaubamaja	137,340	1,332,408
AS Tallinna Vesi	58,790	771,501

		$8,101,361

Ghana — 0.2%

Aluworks Ghana, Ltd.(1)	457,409	$66,686
CAL Bank, Ltd.	1,298,010	258,054
Ghana Commercial Bank, Ltd.	1,453,841	2,572,403
HFC Bank Ghana, Ltd.	1,235,326	319,269
Produce Buying Co., Ltd.	582,428	88,773
Standard Chartered Bank of Ghana, Ltd.	24,700	928,910

		$4,234,095

Hungary — 1.7%

EGIS Rt.	8,824	$968,185
FHB Mortgage Bank Rt.(1)	39,750	230,822
Magyar Telekom Rt.(1)	1,790,300	6,108,835
MOL Hungarian Oil & Gas Rt.(1)	90,800	12,690,302
OTP Bank Rt.(1)	465,730	16,534,505
PannErgy PLC(1)	66,310	326,633
Richter Gedeon Rt.	36,600	7,658,864

		$44,518,146

India — 5.9%

ABB, Ltd.	19,900	$383,380
ACC, Ltd.	20,570	516,962
Adani Enterprises, Ltd.	95,100	1,353,481
Aditya Birla Nuvo, Ltd.	17,702	348,124
Amtek Auto, Ltd.	152,500	557,206
Asian Paints, Ltd.	8,730	548,542
Axis Bank, Ltd.	71,600	2,085,917
Bajaj Auto, Ltd.	38,560	1,310,668
Bajaj Hindusthan, Ltd.	289,000	489,393
Bank of Baroda	27,960	575,308
Bank of India	64,300	664,462
Bharat Forge, Ltd.	63,650	502,684
Bharat Heavy Electricals, Ltd.	35,940	1,630,038
Bharat Petroleum Corp., Ltd.	49,500	702,650
Bharti Airtel, Ltd.	946,060	8,136,858
Biocon, Ltd.	51,500	429,932
Cairn India, Ltd.(1)	161,900	1,286,310
Canara Bank, Ltd.	38,500	549,275
Cipla, Ltd.	180,610	1,268,052
Coal India, Ltd.	218,000	1,879,489
Colgate-Palmolive (India), Ltd.	24,900	510,727

See Notes to Financial Statements.
10

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)

Container Corp. of India, Ltd.	25,560	$664,966
Crompton Greaves, Ltd.	83,600	479,716
Dabur India, Ltd.	364,400	833,545
Divi’s Laboratories, Ltd.	27,400	438,477
DLF, Ltd.	227,600	1,146,682
Dr. Reddy’s Laboratories, Ltd.	41,320	1,564,756
Educomp Solutions, Ltd.	55,565	601,859
Essar Oil, Ltd.(1)	198,130	593,168
Financial Technologies India, Ltd.	18,400	358,334
GAIL (India), Ltd.	265,750	2,857,705
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	444,116
Glenmark Pharmaceuticals, Ltd.	84,160	568,302
GMR Infrastructure(1)	976,800	837,145
Grasim Industries, Ltd.	6,730	373,997
Gujarat Ambuja Cements, Ltd.	249,800	881,248
Gujarat State Petronet, Ltd.	383,800	852,330
GVK Power & Infrastructure, Ltd.(1)	1,396,900	766,097
HCL Technologies, Ltd.	91,900	1,088,809
HDFC Bank, Ltd.	84,724	4,397,845
Hero Honda Motors, Ltd.	47,600	1,839,461
Hindalco Industries, Ltd.	213,310	1,043,975
Hindustan Petroleum Corp., Ltd.	40,900	345,163
Hindustan Unilever, Ltd.	520,800	3,368,969
Hindustan Zinc, Ltd.	148,400	480,464
Housing Development & Infrastructure, Ltd.(1)	152,314	553,955
Housing Development Finance Corp., Ltd.	370,000	5,929,065
ICICI Bank, Ltd.	206,670	5,196,369
IDBI Bank, Ltd.	100,800	327,224
Idea Cellular, Ltd.(1)	919,400	1,434,776
IFCI, Ltd.	308,000	363,087
Indiabulls Financial Services, Ltd.	165,200	666,918
Indiabulls Real Estate, Ltd.(1)	152,700	431,676
Indiabulls Wholesale, Ltd.	19,087	28,439
Indian Hotels Co., Ltd.	164,280	309,021
Indian Oil Corp., Ltd.	186,600	1,436,810
Infosys Technologies, Ltd.	146,900	9,636,652
Infrastructure Development Finance Co., Ltd.	407,100	1,339,056
ITC, Ltd.	830,860	3,622,439
IVRCL, Ltd.	191,600	343,229
Jaiprakash Associates, Ltd.	337,400	707,989
Jindal Steel & Power, Ltd.	115,800	1,742,449
JSW Steel, Ltd.	45,500	971,757
Kotak Mahindra Bank, Ltd.	118,200	1,146,994
Lanco Infratech, Ltd.(1)	332,800	299,263
Larsen & Toubro, Ltd.	43,360	1,566,318
LIC Housing Finance, Ltd.	212,000	1,053,360
Lupin, Ltd.	96,500	961,067
Mahindra & Mahindra, Ltd.	146,460	2,523,948
Maruti Suzuki India, Ltd.	47,150	1,401,562
Mphasis, Ltd.	39,900	425,104
Mundra Port & Special Economic Zone, Ltd.	406,500	1,322,342
Nestle India, Ltd.	9,530	856,157
Nicholas Piramal India, Ltd.	41,707	433,969
NTPC, Ltd.	839,800	3,464,069
Oil & Natural Gas Corp., Ltd.	593,080	4,117,341
Power Grid Corporation of India, Ltd.	718,100	1,698,369
Ranbaxy Laboratories, Ltd.	82,560	858,319
Reliance Capital, Ltd.	59,835	760,889
Reliance Communications, Ltd.	668,260	1,522,852
Reliance Industries, Ltd.	434,138	9,668,359
Reliance Infrastructure, Ltd.	108,600	1,620,709
Reliance Power, Ltd.(1)	512,050	1,513,284
Satyam Computer Services, Ltd.(1)	282,550	483,480
Sesa Goa, Ltd.	108,300	768,521
Shree Renuka Sugars, Ltd.	283,600	450,914
Siemens India, Ltd.	29,380	576,802
State Bank of India	25,000	1,590,591
State Bank of India GDR	9,600	1,315,200
Steel Authority of India, Ltd.	255,400	924,240
Sterlite Industries (India), Ltd.	279,120	1,149,896
Sun Pharmaceuticals Industries, Ltd.	181,000	1,905,324
Sun TV Network, Ltd.	43,800	421,588
Suzlon Energy, Ltd.(1)	695,050	836,643
Tata Communications, Ltd.(1)	65,700	354,110
Tata Consultancy Services, Ltd.	151,100	3,974,165
Tata Motors, Ltd.	71,950	2,039,126
Tata Power Co., Ltd.	82,390	2,437,403
Tata Steel, Ltd.	82,296	1,148,910
Tata Tea, Ltd.	118,000	269,445
Tata Teleservices Maharashtra, Ltd.(1)	791,600	332,895
Titan Industries, Ltd.	8,900	809,625
Torrent Power, Ltd.	44,700	250,408
Unitech, Ltd.	926,100	775,490
United Phosphorus, Ltd.	103,100	356,620
United Spirits, Ltd.	39,200	921,181
Voltas, Ltd.	129,000	484,743
Wipro, Ltd.	187,233	1,903,986
Yes Bank, Ltd.	83,900	579,652
Zee Entertainment Enterprises, Ltd.	373,114	1,135,437

		$153,008,168

See Notes to Financial Statements.
11

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia — 3.1%

Adaro Energy PT	9,885,000	$2,551,451
AKR Corporindo Tbk PT	3,936,500	786,944
Aneka Tambang Tbk PT	2,434,000	649,080
Astra Argo Lestari Tbk PT	321,000	870,661
Astra International Tbk PT	1,254,200	8,243,033
Bakrie & Brothers Tbk PT(1)	78,245,500	613,752
Bakrieland Development Tbk PT	27,657,500	466,635
Bank Central Asia Tbk PT	7,696,000	6,665,544
Bank Danamon Indonesia Tbk PT	2,004,803	1,455,464
Bank Mandiri Tbk PT	4,223,500	3,532,428
Bank Negara Indonesia Persero Tbk PT	3,174,500	1,503,913
Bank Pan Indonesia Tbk PT(1)	1,456,500	194,250
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,325,500	493,849
Bank Rakyat Indonesia PT	6,448,000	4,868,402
Bank Tabungan Negara Tbk PT	3,180,000	636,260
Berlian Laju Tanker Tbk PT(1)	7,544,500	344,242
Bumi Resources Tbk PT	11,727,000	4,712,237
Charoen Pokphand Indonesia Tbk PT	5,900,000	1,331,653
Delta Dunia Makmur Tbk PT(1)	4,150,000	632,256
Energi Mega Persada Tbk PT(1)	29,545,700	543,983
Gudang Garam Tbk PT	394,000	1,871,607
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	1,021,000	192,305
Indo Tambangraya Megah Tbk PT	221,500	1,213,601
Indocement Tunggal Prakarsa Tbk PT	1,177,000	2,341,023
Indofood Sukses Makmur Tbk PT	3,154,000	2,046,979
Indosat Tbk PT	1,134,000	711,204
International Nickel Indonesia Tbk PT	1,665,500	971,429
Jasa Marga Tbk PT	2,117,500	817,764
Kalbe Farma Tbk PT	3,195,500	1,336,979
Lippo Karawaci Tbk PT	10,273,500	936,195
Medco Energi Internasional Tbk PT	2,095,000	675,168
Perusahaan Gas Negara PT	10,987,000	5,145,513
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,752,500	502,680
Semen Gresik (Persero) Tbk PT	1,850,500	2,056,014
Tambang Batubara Bukit Asam Tbk PT	550,000	1,435,314
Telekomunikasi Indonesia Tbk PT	9,700,000	8,743,056
Unilever Indonesia Tbk PT	711,800	1,273,837
United Tractors Tbk PT	2,033,583	5,531,451
XL Axiata Tbk PT(1)	1,170,000	929,762

		$79,827,918

Jordan — 0.7%

Arab Bank PLC	748,500	$9,475,888
Arab Potash Co. PLC	39,780	2,326,940
Bank of Jordan	29,610	87,537
Capital Bank of Jordan(1)	210,413	404,326
Jordan Petroleum Refinery	152,820	1,165,988
Jordan Phosphate Mines	63,363	1,330,377
Jordan Steel	270,181	825,255
Jordan Telecom Corp.	159,200	1,223,664
Jordanian Electric Power Co.	228,996	1,109,608
Royal Jordanian Airlines(1)	150,000	310,511
Taameer Jordan Holdings PSC(1)	1,228,805	733,890
United Arab Investors(1)	1,061,925	437,774

		$19,431,758

Kazakhstan — 0.8%

Eurasian Natural Resources Corp.	263,800	$4,042,605
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)	580,600	5,677,676
Kazakhmys PLC	235,300	5,465,727
Kazkommertsbank JSC GDR(1)	48,600	348,105
KazMunaiGas Exploration Production GDR	186,700	4,239,035

		$19,773,148

Kenya — 0.8%

Athi River Mining, Ltd.	78,100	$154,607
Bamburi Cement Co., Ltd.	272,700	559,533
Barclays Bank of Kenya, Ltd.	1,695,865	1,345,115
Co-operative Bank of Kenya, Ltd. (The)	5,748,900	1,213,925
East African Breweries, Ltd.	1,853,480	4,558,649
Equity Bank, Ltd.	8,270,500	2,679,106
KenolKobil, Ltd.	4,090,000	488,248
Kenya Airways, Ltd.	1,264,800	557,665
Kenya Commercial Bank, Ltd.	6,516,420	2,013,171
Kenya Electricity Generating Co., Ltd.	2,321,100	428,854
Kenya Power & Lighting, Ltd.	4,621,037	1,178,129
Mumias Sugar Co., Ltd.	3,844,600	350,558
Nation Media Group, Ltd.	339,320	753,140
Safaricom, Ltd.	65,504,772	3,143,600
Standard Chartered Bank Kenya, Ltd.	149,188	448,574

		$19,872,874

Kuwait — 1.6%

Aerated Concrete Industries Co.	198,450	$227,816
Agility DGS	445,000	688,980
Ahli United Bank	262,500	774,590
Al Ahli Bank of Kuwait KSC	350,000	814,300
Al Safat Energy Holding Co. KSCC(1)	1,880,000	309,573
Al Safat Investment Co. KSC(1)	640,000	142,222

See Notes to Financial Statements.
12

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kuwait (continued)

Al Safwa Group Holding Co. KSC(1)	2,320,000	$140,164
Boubyan Bank KSC(1)	535,000	1,191,425
Boubyan Petrochemicals Co.	1,090,000	2,342,805
Burgan Bank SAK(1)	436,945	875,482
Burgan Co. for Well Drilling, Trading & Maintenance KSCC(1)	75,250	120,345
Combined Group Contracting Co.	60,500	449,617
Commercial Bank of Kuwait SAK	365,000	1,240,682
Commercial Real Estate Co. KSCC(1)	1,226,862	326,689
Gulf Bank(1)	755,000	1,567,760
Gulf Cable & Electrical Industries	187,500	1,147,541
Kuwait Cement Co.	84,000	185,137
Kuwait Finance House KSC	980,545	3,857,882
Kuwait Foods Co. (Americana)	172,500	983,378
Kuwait International Bank(1)	834,000	1,033,005
Kuwait Pipes Industries & Oil Services Co.(1)	970,000	731,776
Kuwait Portland Cement Co.	165,000	889,617
Kuwait Projects Co. Holdings KSC	462,525	707,689
Kuwait Real Estate Co.(1)	920,000	178,105
Mabanee Co. SAKC(1)	415,085	1,179,476
Mena Holding Group(1)	198,000	23,443
Mobile Telecommunications Co.	1,832,500	8,010,929
National Bank of Kuwait SAK	1,403,994	6,428,216
National Industries Group Holding(1)	2,165,000	2,216,439
National Investment Co.(1)	270,000	276,742
National Mobile Telecommunication Co. KSC	122,500	901,457
National Ranges Co.(1)	7,920,000	620,328
Qurain Petrochemical Industries Co. KSC(1)	1,780,000	1,339,442
Sultan Center Food Products Co.(1)	820,000	364,444

		$42,287,496

Latvia — 0.0%(2)

Grindeks(1)	42,000	$569,958
Latvian Shipping Co.(1)	405,000	346,805

		$916,763

Lebanon — 0.3%

Solidere	83,555	$1,526,550
Solidere GDR(4)	304,500	5,557,125

		$7,083,675

Lithuania — 0.1%

Apranga PVA(1)	278,536	$764,748
Klaipedos Nafta PVA	1,345,900	836,636
Lesto AB(1)	62,755	82,121
Pieno Zvaigzdes	63,600	148,788
Rokiskio Suris	69,800	180,922
Sanitas(1)	55,400	448,012
Siauliu Bankas(1)	404,861	191,291

		$2,652,518

Malaysia — 3.0%

Aeon Co.(M) Bhd	165,300	$332,051
Airasia Bhd(1)	915,300	888,806
Alliance Financial Group Bhd	385,700	405,283
AMMB Holdings Bhd	459,200	990,245
Axiata Group Bhd(1)	1,388,450	2,299,879
Batu Kawan Bhd	175,500	907,840
Berjaya Corp. Bhd	2,289,600	882,870
Berjaya Sports Toto Bhd	297,214	423,862
Boustead Holdings Bhd	355,100	694,380
British American Tobacco Malaysia Bhd	71,000	1,151,362
Bursa Malaysia Bhd	221,700	601,270
CIMB Group Holdings Bhd	1,110,200	3,073,489
Dialog Group Bhd	1,468,473	1,235,757
Digi.com Bhd	167,200	1,643,972
EON Capital Bhd(1)	118,600	289,493
Gamuda Bhd	1,748,500	2,209,060
Genting Bhd	1,047,300	4,107,123
Genting Plantations Bhd	163,400	441,628
Hong Leong Bank Bhd	178,000	624,983
Hong Leong Financial Group Bhd	145,000	502,736
IJM Corp. Bhd	883,190	1,849,641
IOI Corp. Bhd	1,361,718	2,434,497
Kencana Petroleum Bhd	1,396,334	1,241,377
KNM Group Bhd	1,245,950	1,107,683
Kuala Lumpur Kepong Bhd	198,300	1,415,422
Kulim (Malaysia) Bhd	860,000	929,666
Lafarge Malayan Cement Bhd	438,750	1,073,681
Lion Industries Corp. Bhd	540,300	308,864
Malayan Banking Bhd	1,062,387	3,141,523
Malaysia Airports Holdings Bhd	170,800	356,362
Malaysian Resources Corp. Bhd	1,423,500	1,025,909
Maxis Bhd	1,354,100	2,456,984
Media Prima Bhd	575,000	510,360
MISC Bhd	482,400	1,271,797
MMC Corp. Bhd	540,000	489,603
Mudajaya Group Bhd	180,000	281,389
Multi-Purpose Holdings Bhd	565,440	599,991
Parkson Holdings Bhd	342,278	662,436
Petronas Chemicals Group Bhd(1)	2,734,000	6,673,471

See Notes to Financial Statements.
13

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)

Petronas Dagangan Bhd	366,500	$1,916,654
Petronas Gas Bhd	135,200	514,207
PLUS Expressways Bhd	603,900	916,934
PPB Group Bhd	273,800	1,570,704
Public Bank Bhd	556,720	2,463,459
Resorts World Bhd	1,599,100	1,990,049
RHB Capital Bhd	217,100	650,266
SapuraCrest Petroleum Bhd	965,400	1,214,071
Shell Refining Co. Bhd	36,900	135,790
Sime Darby Bhd	1,924,639	5,863,589
SP Setia Bhd	342,900	483,701
Supermax Corp. Bhd	168,000	234,701
TA Enterprise Bhd	1,323,000	337,685
Tan Chong Motor Holdings Bhd	148,700	235,247
Telekom Malaysia Bhd	631,300	851,062
Tenaga Nasional Bhd	1,003,625	2,038,257
Top Glove Corp. Bhd	327,100	573,517
UEM Land Holdings Bhd(1)	765,750	696,559
UMW Holdings Bhd	213,000	505,377
Unisem (M) Bhd	483,600	304,314
Wah Seong Corp. Bhd	435,726	328,424
WCT Bhd	351,800	361,652
YTL Corp. Bhd	1,515,030	849,960
YTL Power International Bhd	1,355,821	1,034,653

		$77,607,577

Mauritius — 0.7%

Ireland Blyth, Ltd.	31,600	$86,339
Mauritius Commercial Bank	1,228,500	8,004,206
Naiade Resorts, Ltd.(1)	842,920	921,224
New Mauritius Hotels, Ltd.	1,225,350	4,687,131
Rogers & Co., Ltd.	13,200	151,235
State Bank of Mauritius, Ltd.	937,000	3,275,341
Sun Resorts, Ltd.	376,999	837,776
United Basalt Products, Ltd.	43,200	217,180
United Docks, Ltd.(1)	27,400	121,778

		$18,302,210

Mexico — 6.2%

Alfa SAB de CV, Series A	538,500	$8,003,800
America Movil SAB de CV, Series L	12,357,725	35,403,787
Axtel SA de CV, Series CPO(1)	367,100	214,934
Bolsa Mexicana de Valores SAB de CV(1)	1,212,000	2,581,568
Carso Infraestructura y Construccion SA(1)	358,400	240,662
Cemex SAB de CV, Series CPO(1)	9,339,703	8,080,774
Coca-Cola Femsa SA de CV, Series L	74,200	592,094
Compartamos SAB de CV(1)	2,009,600	3,744,531
Consorcio ARA SA de CV	459,200	271,650
Controladora Comercial Mexicana SA de CV(1)	260,300	453,366
Corporacion GEO SA de CV, Series B(1)	287,200	847,502
Desarrolladora Homex SAB de CV(1)	249,950	1,174,440
Embotelladoras Arca SAB de CV	106,200	644,855
Empresas ICA SAB de CV(1)	1,479,300	3,649,515
Fomento Economico Mexicano SA de CV, Series UBD	1,319,000	8,294,380
Genomma Lab Internacional SA de CV(1)	429,300	1,074,024
Grupo Aeroportuario del Pacifico SA de CV, Class B	298,700	1,241,848
Grupo Aeroportuario del Sureste SAB de CV, Class B	95,500	565,532
Grupo Bimbo SA de CV, Series A	1,456,400	3,219,801
Grupo Carso SA de CV, Series A1	895,800	3,479,953
Grupo Elektra SA de CV	45,300	2,065,942
Grupo Financiero Banorte SA de CV, Class O	2,409,000	12,032,758
Grupo Financiero Inbursa SA de CV, Class O	2,028,300	10,615,728
Grupo Mexico SAB de CV, Series B	3,440,726	11,913,735
Grupo Modelo SA de CV, Series C	417,700	2,646,978
Grupo Simec SA de CV, Series B(1)	92,000	262,533
Grupo Televisa SA, Series CPO(1)	1,487,900	7,041,600
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	919,900	1,678,110
Industrias CH SA, Series B(1)	100,700	399,066
Industrias Penoles SA de CV	111,100	4,323,671
Inmuebles Carso SAB de CV(1)	714,800	805,972
Kimberly-Clark de Mexico SA de CV	325,700	2,008,800
Mexichem SA de CV	757,991	2,880,731
Minera Frisco SAB de CV(1)	714,800	3,078,588
Organizacion Soriana SAB de CV, Class B	120,000	411,859
Promotora y Operadora de Infraestructura SA de CV(1)	77,700	337,483
Telefonos de Mexico SA de CV, Series L	3,399,300	3,189,141
TV Azteca SAB de CV, Series CPO	625,000	437,598
Urbi Desarrollos Urbanos SA de CV(1)	430,300	1,027,932
Wal-Mart de Mexico SAB de CV, Series V	3,371,300	10,542,908

		$161,480,149

Morocco — 1.6%

Alliances Developpement Immobilier SA	10,100	$901,827
Attijariwafa Bank	185,600	8,865,877
Banque Centrale Populaire	45,980	2,363,979
Banque Marocaine du Commerce Exterieur (BMCE)	99,292	2,778,628
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	346,944
Centrale Laitiere	850	146,061
Ciments du Maroc	7,760	1,035,293

See Notes to Financial Statements.
14

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Morocco (continued)

Compagnie Generale Immobiliere	6,000	$1,033,991
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,230	289,135
Credit Immobilier et Hotelier	6,440	212,743
Delta Holding SA	40,400	399,643
Douja Promotion Groupe Addoha SA	320,534	3,942,608
Holcim Maroc SA	4,674	1,338,410
Lafarge Ciments	13,210	2,768,257
Managem(1)	14,262	1,533,339
Maroc Telecom	515,875	10,209,596
Samir(1)	5,580	411,808
Societe des Brasseries du Maroc	1,590	432,742
SONASID (Societe Nationale de Siderurgie)	4,267	824,758
Wafa Assurance	1,790	664,011

		$40,499,650

Nigeria — 0.8%

Access Bank PLC	11,037,516	$573,822
Ashaka Cement PLC(1)	2,154,293	348,253
Dangote Cement PLC	1,285,000	1,026,255
Dangote Flour Mills PLC	2,810,000	313,434
Dangote Sugar Refinery PLC	5,767,032	483,290
Diamond Bank PLC	16,654,000	710,743
Ecobank Transnational, Inc.	6,788,518	745,793
Fidelity Bank PLC	22,430,824	391,615
First Bank of Nigeria PLC	19,574,046	1,727,680
First City Monument Bank PLC	10,093,000	482,950
Flour Mills of Nigeria PLC	660,000	363,651
Guaranty Trust Bank PLC	20,854,531	2,188,613
Guiness Nigeria PLC	558,075	752,400
Lafarge Cement WAPCO Nigeria PLC	2,336,900	606,098
Nestle Foods Nigeria PLC	282,360	705,161
Nigerian Breweries PLC	3,894,205	2,175,366
Oando PLC(1)	4,189,199	1,909,451
PZ Cussons Nigeria PLC	1,185,000	244,903
Skye Bank PLC	9,120,700	488,914
UAC of Nigeria PLC	4,306,464	1,066,522
Unilever Nigeria PLC	2,757,800	478,079
United Bank for Africa PLC	21,192,946	806,791
Zenith Bank, Ltd.	22,387,678	2,171,453

		$20,761,237

Oman — 0.8%

Bank Dhofar SAOG	872,676	$1,456,160
Bank Muscat SAOG	2,336,145	4,672,527
Bank Sohar	1,715,800	699,964
Dhofar International Development & Investment Holding Co.	219,700	305,258
Galfar Engineering & Contracting SAOG	742,096	894,561
National Bank of Oman, Ltd.	409,810	332,063
Oman Cables Industry SAOG	93,600	243,085
Oman Cement Co. SAOG	315,500	484,305
Oman Flour Mills Co., Ltd. SAOG	481,100	696,567
Oman International Bank SAOG	1,248,950	904,966
Oman National Investment Corp. Holdings	272,868	209,053
Oman Telecommunications Co.	1,009,800	2,921,483
Omani Qatari Telecommunications Co. SAOG	954,500	1,849,259
Ominvest	618,630	785,638
Raysut Cement Co. SAOG	350,145	954,817
Renaissance Holdings Co.	1,151,023	3,126,789
Shell Oman Marketing Co.	34,398	210,763

		$20,747,258

Pakistan — 0.7%

Adamjee Insurance Co., Ltd.	221,155	$178,072
Arif Habib Securities, Ltd.(1)	454,200	123,685
Azgard Nine, Ltd.(1)	1,954,200	123,096
Bank Alfalah, Ltd.(1)	4,021,538	479,122
D.G. Khan Cement Co., Ltd.(1)	1,053,232	298,373
Engro Corp., Ltd.	555,144	1,293,448
Fauji Fertilizer Bin Qasim, Ltd.	635,000	317,378
Fauji Fertilizer Co., Ltd.	823,940	1,380,676
Habib Bank, Ltd	420,750	607,272
Hub Power Co., Ltd.	3,775,800	1,692,462
Jahangir Siddiqui & Co., Ltd.(1)	2,323,700	165,965
Kot Addu Power Co., Ltd.	523,900	267,589
Lucky Cement, Ltd.	549,500	473,824
Muslim Commercial Bank, Ltd.	1,035,223	2,523,001
National Bank of Pakistan	899,083	561,244
Nishat Mills, Ltd.	1,359,810	1,007,572
Oil & Gas Development Co., Ltd.	1,273,400	2,190,353
Pakistan Oil Fields, Ltd.	212,900	824,980
Pakistan Petroleum, Ltd.	821,890	2,055,428
Pakistan State Oil Co., Ltd.	306,200	993,015
Pakistan Telecommunication Co., Ltd.	2,792,700	553,763
SUI Northern Gas Pipelines, Ltd.	611,000	134,056
United Bank, Ltd.	775,745	586,842

		$18,831,216

Peru — 1.6%

Alicorp SA	1,693,600	$3,175,687
Banco Continental SA	264,800	576,161

See Notes to Financial Statements.
15

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Peru (continued)

Casa Grande SAA	69,120	$308,124
Cia de Minas Buenaventura SA ADR	243,680	10,154,146
Cia Minera Milpo SA	513,094	1,147,268
Credicorp, Ltd.	9,890	955,770
Credicorp, Ltd. ADR	77,594	7,489,373
Edegel SA	1,592,100	985,733
Edelnor SA	108,248	111,063
Energia del Sur SA	39,900	254,095
Ferreyros SA	376,710	419,825
Grana y Montero SA	904,512	1,644,858
Intergroup Financial Services Corp.	18,200	509,600
Luz del Sur SAA	211,550	423,624
Minsur SA	1,239,459	1,596,190
Sociedad Minera Cerro Verde SA	27,721	1,094,980
Sociedad Minera el Brocal SA	8,970	126,307
Southern Copper Corp.	215,880	8,086,865
Volcan Cia Minera SA, Class B	2,144,389	2,351,886

		$41,411,555

Philippines — 1.6%

Aboitiz Equity Ventures, Inc.	4,278,000	$3,965,847
Aboitiz Power Corp.	1,765,000	1,304,037
Alliance Global Group, Inc.	4,540,000	1,259,936
Ayala Corp.	192,996	1,765,357
Ayala Land, Inc.	3,951,800	1,519,940
Banco De Oro	928,020	1,178,755
Bank of the Philippine Islands	1,032,451	1,420,089
DMCI Holdings, Inc.	2,045,000	2,111,148
Filinvest Land, Inc.	14,494,000	430,788
First Gen Corp.(1)	1,956,622	668,500
First Philippine Holdings Corp.	228,500	353,373
Globe Telecom, Inc.	18,040	379,568
Holcim Philippines, Inc.	1,492,000	445,847
International Container Terminal Services, Inc.	834,700	958,596
JG Summit Holding, Inc.	4,019,900	2,378,452
Jollibee Foods Corp.	573,300	1,266,975
Lopez Holdings Corp.(1)	4,600,000	689,763
Manila Electric Co.	345,600	1,980,089
Manila Water Co.	254,600	107,160
Megaworld Corp.	12,596,000	687,727
Metropolitan Bank & Trust Co.(1)	642,455	1,030,960
Philex Mining Corp.	5,579,225	2,323,877
Philippine Long Distance Telephone Co.	60,920	3,540,958
PNOC Energy Development Corp.	6,100,000	963,616
Robinsons Land Corp.	2,417,100	753,081
San Miguel Corp.	623,000	2,248,388
Semirara Mining Corp.	54,100	275,996
SM Investments Corp.	187,238	2,534,068
SM Prime Holdings, Inc.	4,412,799	1,238,674
Universal Robina Corp.	809,600	706,263
Vista Land & Lifescapes, Inc.	3,675,000	271,795

		$40,759,623

Poland — 3.1%

Agora SA	79,030	$759,779
AmRest Holdings SE(1)	7,766	238,126
Asseco Poland SA	176,826	3,537,722
Bank Handlowy w Warszawie SA	23,170	872,609
Bank Millennium SA(1)	419,685	860,195
Bank Pekao SA	82,938	5,436,159
Bioton SA(1)	13,249,600	848,470
Boryszew SA(1)	385,000	156,724
BRE Bank SA(1)	11,104	1,446,709
Budimex SA	25,400	1,031,423
Cersanit SA(1)	130,650	603,863
Cinema City International NV(1)	50,300	693,479
Cyfrowy Polsat SA	340,228	2,080,047
Echo Investment SA(1)	150,000	286,021
Enea SA	128,500	943,892
Eurocash SA	217,300	2,660,612
Getin Holding SA(1)	233,150	1,310,192
Globe Trade Centre SA(1)	88,790	692,462
Grupa Kety SA	9,600	474,449
Grupa Lotos SA(1)	51,453	920,430
ING Bank Slaski SA(1)	2,685	886,200
KGHM Polska Miedz SA	107,080	7,876,772
KOPEX SA(1)	82,600	631,037
LPP SA	1,100	890,873
Lubelski Wegiel Bogdanka SA(1)	25,600	1,214,115
Mondi Swiecie SA(1)	9,600	298,395
Multimedia Polska SA(1)	89,740	314,379
Netia SA(1)	401,654	799,339
NG2 SA	19,400	431,696
Orbis SA(1)	30,000	456,549
PBG SA	24,383	1,507,257
Polimex-Mostostal SA	1,331,272	1,751,026
Polish Oil & Gas	1,382,600	2,024,981
Polnord SA	20,350	248,361
Polska Grupa Energetyczna SA	554,500	5,004,373
Polski Koncern Miesny Duda SA(1)	430,000	246,197
Polski Koncern Naftowy Orlen SA(1)	236,500	4,929,379
Powszechna Kasa Oszczednosci Bank Polski SA	473,610	8,150,176

See Notes to Financial Statements.
16

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Poland (continued)

Powszechny Zaklad Ubezpieczen SA	28,200	$3,962,818
Tauron Polska Energia SA(1)	1,405,700	3,283,392
Telekomunikacja Polska SA	838,050	5,540,279
TVN SA	427,120	2,830,266
Vistula Group SA(1)	400,000	313,406
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,900	215,429
Zaklady Azotowe Pulawy SA	8,500	391,261

		$80,051,319

Qatar — 1.5%

Aamal Co. QSC(1)	78,521	$393,257
Barwa Real Estate Co.	114,193	1,042,562
Commercial Bank of Qatar	78,567	1,583,354
Doha Bank, Ltd.	49,996	710,587
First Finance Co.(1)(3)	53,357	290,115
Gulf International Services QSC	101,750	810,300
Industries Qatar	230,545	9,363,885
Masraf Al Rayan(1)	455,150	2,887,815
Qatar Electricity & Water Co.	70,280	2,852,093
Qatar Fuel	13,226	945,531
Qatar Gas Transport Co., Ltd. (NAKILAT)	448,640	2,284,515
Qatar Insurance Co.	18,635	418,345
Qatar International Islamic Bank	45,943	596,884
Qatar Islamic Bank	61,687	1,366,343
Qatar National Bank	156,855	5,879,559
Qatar National Cement Co.	11,550	356,021
Qatar National Navigation	80,321	1,888,038
Qatar Telecom QSC	61,682	2,667,797
Salam International Investment, Ltd. QSC	55,650	177,812
United Development Co.(1)	80,160	498,729
Vodafone Qatar(1)	1,007,110	2,206,280

		$39,219,822

Romania — 0.9%

Banca Transilvania(1)	7,290,645	$4,083,622
Biofarm Bucuresti(1)	8,351,488	629,910
BRD-Group Societe Generale	1,810,760	9,865,127
OMV Petrom SA(1)	41,816,100	6,686,793
Transelectrica SA	134,000	1,030,550

		$22,296,002

Russia — 6.3%

Aeroflot-Russian Airlines	229,000	$577,461
AvtoVAZ(1)	263,394	261,448
CTC Media, Inc.	186,167	4,387,956
Evraz Group SA GDR(1)(4)	38,835	1,319,661
Federal Grid Co. Unified Energy System JSC(1)	180,367,282	2,380,127
Federal Hydrogenerating Co.(1)	113,865,487	5,767,970
Federal Hydrogenerating Co. ADR(1)	56,000	291,947
IDGC Holding JSC(1)	14,107,700	2,119,964
Irkutsk Electronetwork Co. JSC(3)	338,903	12,271
Irkutskenergo OJSC ADR	327,400	254,627
KamAZ(1)	127,700	307,500
LSR Group GDR	45,900	430,396
LUKOIL OAO ADR	146,877	10,208,223
Magnitogorsk Iron & Steel Works GDR(1)(4)	53,108	669,853
Mail.ru Group, Ltd. GDR(1)	31,700	973,190
Mechel ADR	63,400	1,811,338
MMC Norilsk Nickel	2,680	761,544
MMC Norilsk Nickel ADR	254,845	7,053,973
Mobile TeleSystems	1,143,047	10,640,989
Mobile Telesystems OJSC	12,981	121,135
Mosenergo	8,811,603	873,327
NovaTek OAO GDR(4)	47,416	6,686,690
Novolipetsk Steel GDR(4)	40,436	1,545,847
OAO Gazprom	73,400	631,500
OAO Gazprom ADR	1,946,054	32,985,858
OAO Inter Rao Ues(1)	1,218,886,900	1,569,926
OAO Seventh Continent(1)	16,900	146,824
OAO TMK GDR(1)(4)	36,357	747,389
PIK Group GDR(1)	166,400	720,231
Quadra Power Generation JGC(1)	16,839,141	7,376
Rosneft Oil Co. GDR(4)	682,850	6,110,558
Rostelecom ADR	30,400	1,079,200
Sberbank of Russian Federation	6,934,088	25,336,852
Severstal OAO GDR(4)	67,745	1,225,450
Sistema JSFC	719,800	834,033
Sistema JSFC GDR(4)	41,430	1,173,225
SOLLERS(1)	24,262	491,606
Surgutneftegas OJSC ADR	368,903	3,944,815
Surgutneftegas OJSC ADR, PFC Shares	2,843,800	1,661,101
Tatneft ADR	76,266	3,445,124
TGK-2(1)	13,779,634	3,417
Transneft	647	952,985
United Co. RUSAL PLC(1)	478,000	734,175
Uralkali GDR(4)	65,025	2,741,462
Vimpel-Communications ADR	335,784	4,892,373
VTB Bank OJSC GDR(4)	1,052,070	6,829,954

See Notes to Financial Statements.
17

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Russia (continued)

Wimm-Bill-Dann Foods OJSC ADR(1)	10,660	$376,191
X5 Retail Group NV GDR(1)	166,594	5,892,440

		$163,991,502

Slovenia — 0.7%

Gorenje DD(1)	37,265	$607,146
KRKA DD	88,405	7,753,021
Luka Koper(1)	35,250	708,037
Mercator Poslovni Sistem	8,415	2,073,732
Nova Kreditna Banka Maribor(1)	123,892	1,617,039
Petrol	4,194	1,447,383
Reinsurance Co. Sava, Ltd.(1)	19,485	217,894
Sava DD	4,180	343,612
Telekom Slovenije DD	15,242	1,692,046
Zavarovalnica Triglav DD(1)	81,339	1,936,409

		$18,396,319

South Africa — 6.3%

ABSA Group, Ltd.	126,850	$2,629,199
Adcock Ingram Holdings, Ltd.	60,400	560,894
AECI, Ltd.	31,830	416,966
African Bank Investments, Ltd.	380,714	2,222,519
African Rainbow Minerals, Ltd.	38,400	1,250,681
Allied Electronics Corp., Ltd., PFC Shares	186,200	778,551
Anglo Platinum, Ltd.	19,280	1,962,117
AngloGold Ashanti, Ltd.	141,471	7,204,407
Aquarius Platinum, Ltd.	173,100	997,812
Arcelormittal South Africa, Ltd.	50,577	692,651
Aspen Pharmacare Holdings, Ltd.(1)	169,131	2,087,904
Aveng, Ltd.	494,690	2,628,655
AVI, Ltd.	119,300	559,701
Barloworld, Ltd.	247,220	2,802,734
Bidvest Group, Ltd.	292,496	6,743,550
Capital Property Fund	292,264	364,607
Clicks Group, Ltd.	147,300	985,604
DataTec, Ltd.	140,700	783,334
Discovery Holdings, Ltd.	155,245	895,526
FirstRand, Ltd.	1,525,650	4,804,650
Foschini, Ltd.	95,500	1,318,193
Gold Fields, Ltd.	254,277	4,548,088
Grindrod, Ltd.	340,300	757,602
Group Five, Ltd.	81,460	359,954
Growthpoint Properties, Ltd.	605,700	1,681,572
Harmony Gold Mining Co., Ltd.	148,010	2,272,238
Hyprop Investments, Ltd.	67,500	544,935
Illovo Sugar, Ltd.	87,400	378,879
Impala Platinum Holdings, Ltd.	185,580	5,803,613
Imperial Holdings, Ltd.	81,680	1,469,654
Investec, Ltd.	111,500	902,370
JD Group, Ltd.	58,290	425,743
JSE, Ltd.	42,700	426,870
Kumba Iron Ore, Ltd.	28,960	2,119,136
Kumba Resources, Ltd.	69,510	1,881,459
Lewis Group, Ltd.	32,500	390,792
Liberty Holdings, Ltd.	73,900	810,382
Life Healthcare Group Holdings, Ltd.	504,900	1,292,052
Massmart Holdings, Ltd.	85,000	1,860,957
Medi-Clinic Corp., Ltd.	57,420	253,645
MMI Holdings, Ltd.	512,896	1,330,482
Mondi, Ltd.	72,300	695,763
Mr. Price Group, Ltd.	118,100	1,209,921
MTN Group, Ltd.	1,098,440	24,431,874
Murray & Roberts Holdings, Ltd.	426,950	1,638,649
Mvelaphanda Resources, Ltd.(1)	41,600	26,157
Nampak, Ltd.	271,938	929,439
Naspers, Ltd., Class N	146,942	8,849,160
Nedbank Group, Ltd.	89,230	1,988,156
Netcare, Ltd.	415,950	898,086
Northam Platinum, Ltd.	102,046	674,322
Pick’n Pay Stores, Ltd.	130,670	845,557
Pretoria Portland Cement Co., Ltd.	225,427	858,443
Raubex Group, Ltd.	93,000	279,779
Redefine Properties, Ltd.	1,261,400	1,504,823
Remgro, Ltd.	179,800	3,117,834
Reunert, Ltd.	209,760	1,990,563
RMB Holdings, Ltd.	293,400	1,267,609
RMI Holdings	293,400	530,042
Sanlam, Ltd.	671,690	2,881,153
Sappi, Ltd.(1)	222,236	1,212,276
Sasol, Ltd.	176,950	10,225,209
Shoprite Holdings, Ltd.	184,700	2,915,158
Spar Group, Ltd.	79,600	1,180,889
Standard Bank Group, Ltd.	434,121	6,818,097
Steinhoff International Holdings, Ltd.(1)	548,840	2,116,393
Sun International, Ltd.	30,482	425,687
Telkom South Africa, Ltd.	253,050	1,474,358
Tiger Brands, Ltd.	59,000	1,731,956
Tongaat-Hulett	21,000	306,871
Truworths International, Ltd.	184,600	2,135,355
Vodacom Group (Pty), Ltd.	256,600	3,142,791

See Notes to Financial Statements.
18

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)

Wilson Bayly Holmes-Ovcon, Ltd.	51,800	$899,452
Woolworths Holdings, Ltd.	371,409	1,695,152

		$163,097,652

South Korea — 6.7%

Amorepacific Corp.	688	$693,361
Asiana Airlines(1)	46,000	408,272
BS Financial Group, Inc.(1)	60,370	878,806
Celltrion, Inc.	20,810	713,959
Cheil Industries, Inc.	14,000	1,543,578
Cheil Worldwide, Inc.	32,500	419,383
CJ CheilJedang Corp.	1,796	416,897
CJ Corp.	3,700	279,436
CJ O Shopping Co., Ltd.	3,130	671,243
Daegu Bank	48,450	810,292
Daelim Industrial Co., Ltd.	4,950	559,864
Daewoo Engineering & Construction Co., Ltd.(1)	37,741	402,149
Daewoo International Corp.	11,575	450,283
Daewoo Motor Sales Corp.(1)	104,445	185,178
Daewoo Securities Co., Ltd.(1)	36,050	760,678
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	18,880	809,161
Dong-A Pharmaceutical Co., Ltd.	3,386	331,740
Dongbu Insurance Co., Ltd.	16,840	802,992
Dongkuk Steel Mill Co., Ltd.	12,930	515,564
Doosan Corp.	3,160	388,289
Doosan Heavy Industries & Construction Co., Ltd.	14,200	792,930
Doosan Infracore Co., Ltd.(1)	16,600	460,268
GLOVIS Co., Ltd.	7,470	1,067,551
GS Engineering & Construction Corp.	6,270	755,698
GS Holdings Corp.	16,000	1,341,457
Hana Financial Group, Inc.	70,030	2,971,283
Hanjin Heavy Industries & Construction Co., Ltd.(1)	9,911	361,083
Hanjin Shipping Co., Ltd.	27,991	728,421
Hanjin Shipping Holdings Co., Ltd.	17,298	224,855
Hankook Tire Co., Ltd.	32,340	1,298,918
Hanmi Pharmaceutical Co., Ltd.(1)	6,076	433,330
Hansol Paper Co., Ltd.	30,000	231,059
Hanwha Chemical Corp.	29,490	1,316,099
Hanwha Corp.	17,590	809,802
Hite Brewery Co., Ltd.	1,789	196,283
Honam Petrochemical Corp.	4,170	1,476,503
Hynix Semiconductor, Inc.	83,690	2,646,278
Hyosung Corp.	7,680	630,377
Hyundai Department Store Co., Ltd.	6,215	911,844
Hyundai Development Co.	16,000	438,233
Hyundai Engineering & Construction Co., Ltd.	16,470	1,383,543
Hyundai Heavy Industries Co., Ltd.	10,970	5,486,577
Hyundai Marine & Fire Insurance Co., Ltd.	25,800	678,859
Hyundai Merchant Marine Co., Ltd.	32,500	992,484
Hyundai Mipo Dockyard Co., Ltd.	3,775	670,485
Hyundai Mobis	16,900	5,668,398
Hyundai Motor Co.	41,500	9,571,940
Hyundai Securities Co., Ltd.(1)	43,870	556,476
Hyundai Steel Co.	17,530	2,233,182
Industrial Bank of Korea	54,280	1,043,134
Kangwon Land, Inc.	35,740	812,553
KB Financial Group, Inc.	109,511	5,870,382
KCC Corp.	1,445	489,997
Kia Motors Corp.	56,320	4,051,579
Korea Electric Power Corp.(1)	110,520	2,647,971
Korea Exchange Bank	65,860	561,290
Korea Express Co., Ltd.(1)	4,349	428,265
Korea Gas Corp.	5,680	181,189
Korea Investment Holdings Co., Ltd.(1)	16,690	655,329
Korea Zinc Co., Ltd.	4,440	1,753,491
Korean Air Lines Co., Ltd.	23,502	1,436,724
Korean Reinsurance Co.	38,661	444,083
KT Corp.	44,253	1,588,813
KT&G Corp.	35,315	2,090,171
LG Chem, Ltd.	12,618	6,268,846
LG Corp.	19,110	1,759,367
LG Display Co., Ltd.	34,900	1,251,898
LG Electronics, Inc.	22,220	2,139,135
LG Hausys, Ltd.	2,858	212,503
LG Household & Health Care, Ltd.	2,850	1,146,223
LG Life Sciences, Ltd.(1)	5,000	213,862
LG Uplus Corp.	154,920	941,184
LIG Insurance Co., Ltd.	12,400	306,192
Lotte Shopping Co., Ltd.	3,265	1,489,040
LS Corp.	3,530	391,280
LS Industrial Systems Co., Ltd.	3,800	282,341
Macquarie Korea Infrastructure Fund	31,415	148,346
Mirae Asset Securities Co., Ltd.(1)	9,580	388,207
Namhae Chemical Corp.	15,250	201,128
NCsoft Corp.	2,850	755,801
NHN Corp.(1)	8,075	1,601,967
Nong Shim Co., Ltd.	1,400	325,946
OCI Co., Ltd.	4,670	2,793,511
ORION Corp.	800	310,500
POSCO	19,127	8,393,601
S-Oil Corp.	14,285	2,135,778
S1 Corp.	5,750	280,829

See Notes to Financial Statements.
19

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)

Samsung C&T Corp.	25,320	$1,834,246
Samsung Card Co., Ltd.	14,060	698,585
Samsung Electro-Mechanics Co., Ltd.	9,390	908,958
Samsung Electronics Co., Ltd.	24,000	20,046,725
Samsung Electronics Co., Ltd., PFC Shares	1,928	1,135,031
Samsung Engineering Co., Ltd.	6,600	1,467,827
Samsung Fine Chemicals Co., Ltd.	8,450	626,462
Samsung Fire & Marine Insurance Co., Ltd.	11,585	2,488,583
Samsung Heavy Industries Co., Ltd.	31,450	1,425,805
Samsung Life Insurance Co., Ltd.	29,600	2,687,300
Samsung SDI Co., Ltd.	6,350	1,137,863
Samsung Securities Co., Ltd.(1)	15,140	1,265,899
Samsung Techwin Co., Ltd.	9,295	766,101
Shinhan Financial Group Co., Ltd.	133,203	6,534,682
Shinsegae Co., Ltd.	6,804	1,714,254
SK Broadband Co., Ltd.(1)	83,346	334,722
SK C&C Co., Ltd.	3,900	401,084
SK Chemicals Co., Ltd.	5,860	413,969
SK Energy Co., Ltd.	17,679	3,845,887
SK Holdings Co., Ltd.	6,015	1,080,988
SK Networks Co., Ltd.	26,310	291,564
SK Telecom Co., Ltd.	12,668	1,919,370
SK Telecom Co., Ltd. ADR	9,450	179,361
STX Pan Ocean Co., Ltd.	54,780	444,605
Tong Yang Securities, Inc.(1)	32,865	241,992
Woongjin Coway Co., Ltd.	14,650	489,599
Woori Finance Holdings Co., Ltd.	94,360	1,289,455
Woori Investment & Securities Co., Ltd.(1)	34,900	700,614
Yuhan Corp.	1,968	263,474

		$172,802,802

Taiwan — 6.2%

Acer, Inc.	645,990	$1,211,890
Advanced Semiconductor Engineering, Inc.	1,084,774	1,270,517
Altek Corp.	253,579	352,028
Ambassador Hotel	298,000	494,266
AmTRAN Technology Co., Ltd.	349,073	310,493
Asia Cement Corp.	730,845	979,878
Asia Optical Co., Inc.(1)	406,907	784,395
Asustek Computer, Inc.	121,578	1,097,562
AU Optronics Corp.(1)	1,550,837	1,250,096
Capital Securities Corp.	701,407	342,095
Catcher Technology Co., Ltd.	211,647	1,332,027
Cathay Financial Holding Co., Ltd.	2,063,903	3,450,782
Chang Hwa Commercial Bank	1,286,000	1,123,949
Cheng Shin Rubber Industry Co., Ltd.	663,863	1,678,156
Chicony Electronics Co., Ltd.	147,439	290,857
Chimei Innolux Corp.(1)	1,479,884	1,523,327
China Airlines, Ltd.(1)	1,349,411	863,825
China Development Financial Holding Corp.	3,203,209	1,344,028
China Life Insurance Co., Ltd.	545,556	638,922
China Motor Corp.	582,315	552,102
China Petrochemical Development Corp.(1)	820,800	1,024,303
China Steel Corp.	3,052,260	3,779,703
Chinatrust Financial Holding Co., Ltd.	3,372,671	3,098,612
Chipbond Technology Corp.(1)	259,000	391,643
Chong Hong Construction Co., Ltd.	164,495	398,626
Chunghwa Picture Tubes, Ltd.(1)	2,539,419	341,552
Chunghwa Telecom Co., Ltd.	1,422,746	4,525,969
Chunghwa Telecom Co., Ltd. ADR	20,616	650,435
Clevo Co.	170,426	390,638
Compal Electronics, Inc.	919,345	1,044,214
Coretronic Corp.	232,505	356,647
Delta Electronics, Inc.	446,105	1,996,914
Dynapack International Technology Corp.	111,374	367,660
E Ink Holdings, Inc.(1)	267,000	545,365
E.Sun Financial Holding Co., Ltd.	839,591	595,755
Elan Microelectronics Corp.	345,300	446,250
Epistar Corp.	191,472	636,580
EVA Airways Corp.(1)	923,744	851,701
Evergreen International Storage & Transport Corp.	319,000	282,419
Evergreen Marine Corp.(1)	582,050	539,453
Everlight Electronics Co., Ltd.	104,291	298,577
Far Eastern Department Stores, Ltd.	690,862	1,223,053
Far Eastern New Century Corp.	935,727	1,473,152
Far EasTone Telecommunications Co., Ltd.	626,074	949,857
Faraday Technology Corp.	169,434	252,078
Feng Hsin Iron & Steel Co., Ltd.	183,260	334,941
First Financial Holding Co., Ltd.	1,595,636	1,480,448
Formosa Chemicals & Fibre Corp.	941,980	3,809,248
Formosa International Hotels Corp.	29,117	542,716
Formosa Petrochemical Corp.	479,320	1,686,105
Formosa Plastics Corp.	1,251,670	5,125,765
Formosa Taffeta Co., Ltd.	842,000	913,123
Formosan Rubber Group, Inc.	433,000	440,657
Foxconn International Holdings, Ltd.(1)	582,000	344,037
Foxconn Technology Co., Ltd.	255,295	1,224,101
Fubon Financial Holding Co., Ltd.	1,722,139	2,529,768
Giant Manufacturing Co., Ltd.	150,208	600,919
Gintech Energy Corp.	133,000	379,005
Goldsun Development & Construction Co., Ltd.	881,117	446,953
Great Wall Enterprise Co., Ltd.	369,020	458,942

See Notes to Financial Statements.
20

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)

HannStar Display Corp.(1)	2,250,299	$396,792
Highwealth Construction Corp.	227,705	506,165
Hon Hai Precision Industry Co., Ltd.	1,547,034	5,874,894
Hotai Motor Co., Ltd.	159,000	498,449
HTC Corp.	169,332	7,707,431
Hua Nan Financial Holdings Co., Ltd.	1,212,422	970,856
Inotera Memories, Inc.(1)	895,786	450,472
Inventec Co., Ltd.	614,460	330,853
KGI Securities Co., Ltd.	1,172,000	615,516
Largan Precision Co., Ltd.	27,795	883,525
Lite-On Technology Corp.	544,328	690,218
Macronix International Co., Ltd.	1,158,860	761,898
MediaTek, Inc.	234,462	2,596,168
Mega Financial Holding Co., Ltd.	3,440,000	3,005,482
Motech Industries, Inc.	75,175	284,052
Nan Kang Rubber Tire Co., Ltd.(1)	356,900	566,837
Nan Ya Plastics Corp.	1,724,608	5,297,280
Nanya Technology Corp.(1)	982,621	499,195
Neo Solar Power Corp.(1)	149,000	333,220
Novatek Microelectronics Corp., Ltd.	215,942	661,876
Pegatron Corp.(1)	433,028	458,164
Phison Electronics Corp.	60,363	325,827
Polaris Securities Co., Ltd.	943,300	679,538
Pou Chen Corp.	1,251,819	1,182,742
Powerchip Technology Corp.(1)	1,370,239	296,488
Powertech Technology, Inc.	248,969	905,706
President Chain Store Corp.	261,664	1,436,456
Qisda Corp.(1)	700,000	399,087
Quanta Computer, Inc.	614,508	1,212,866
Radiant Opto-Electronics Corp.	257,398	779,813
Radium Life Tech Co., Ltd.	319,000	405,150
Realtek Semiconductor Corp.	116,826	232,746
RichTek Technology Corp.	36,478	244,308
Ritek Corp.(1)	1,292,159	368,681
Ruentex Development Co., Ltd.	269,000	448,696
Ruentex Industries, Ltd.	431,000	1,218,551
Sanyang Industrial Co., Ltd.(1)	742,327	428,494
Shin Kong Financial Holding Co., Ltd.(1)	2,714,368	1,191,736
Shin Kong Synthetic Fibers Corp.	1,252,069	580,645
Siliconware Precision Industries Co.	863,243	1,157,600
Simplo Technology Co., Ltd.	64,372	436,919
Sino-American Silicon Products, Inc.	105,069	390,202
SinoPac Financial Holdings Co., Ltd.	2,065,000	981,262
Solar Applied Materials Technology Corp.	244,552	592,259
Star Comgisitic Capital Co., Ltd.(1)	222,320	273,208
Synnex Technology International Corp.	409,818	1,047,676
Tainan Spinning Co., Ltd.	865,980	581,939
Taishin Financial Holdings Co., Ltd.(1)	2,526,757	1,489,311
Taiwan Business Bank(1)	1,067,040	434,359
Taiwan Cement Corp.	1,175,850	1,727,538
Taiwan Cooperative Bank	1,196,063	1,004,346
Taiwan Fertilizer Co., Ltd.	348,000	1,174,176
Taiwan Glass Industrial Corp.	252,000	411,990
Taiwan Kolin Co., Ltd.(1)(3)	177,000	0
Taiwan Mobile Co., Ltd.	956,427	2,469,930
Taiwan Semiconductor Manufacturing Co., Ltd.	4,909,465	12,698,258
Taiwan Tea Corp.	395,711	248,737
Tatung Co., Ltd.(1)	1,355,785	680,565
Teco Electric & Machinery Co., Ltd.	482,000	341,491
Tong Yang Industry Co., Ltd.	324,000	467,076
TPK Holding Co., Ltd.(1)	42,000	1,257,341
Tripod Technology Corp.	119,401	565,775
TSRC Corp.	286,000	855,362
TTY Biopharm Co., Ltd.	139,000	780,729
Tung Ho Steel Enterprise Corp.	532,060	630,016
U-Ming Marine Transport Corp.	186,000	403,311
Uni-President Enterprises Corp.	1,811,727	2,611,300
Unimicron Technology Corp.	359,000	592,220
United Microelectronics Corp.	2,647,090	1,381,647
Walsin Lihwa Corp.(1)	958,000	556,095
Wan Hai Lines, Ltd.(1)	494,250	378,674
Waterland Financial Holdings	941,861	449,078
Wei Chuan Food Corp.	379,000	444,494
Wintek Corp.(1)	299,000	437,512
Wistron Corp.	433,653	781,482
WPG Holdings Co., Ltd.	421,550	780,872
Yageo Corp.	788,000	427,859
Yang Ming Marine Transport(1)	637,050	540,357
Yieh Phui Enterprise	1,017,324	398,870
Young Fast Optoelectronics Co., Ltd.	34,578	237,148
Yuanta Financial Holding Co., Ltd.	2,619,225	1,822,850
Yuen Foong Yu Paper Manufacturing Co., Ltd.	885,833	411,969
Yulon Motor Co., Ltd.	768,809	1,602,463
Zinwell Corp.	185,871	325,662

		$160,677,880

Thailand — 3.2%

Advanced Info Service PCL(5)	1,853,000	$5,754,473
Airports of Thailand PCL(5)	742,000	921,003
Asian Property Development PCL(5)	2,397,500	507,043
Bangkok Bank PCL	252,500	1,439,903
Bangkok Bank PCL(5)	101,800	580,992

See Notes to Financial Statements.
21

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)

Bangkok Dusit Medical Services PCL(5)	559,400	$979,527
Bank of Ayudhya PCL(5)	2,076,800	1,972,596
Banpu PCL(5)	77,400	1,937,124
BEC World PCL(5)	1,567,600	1,813,946
Bumrungrad Hospital PCL(5)	899,500	1,166,946
Cal-Comp Electronics (Thailand) PCL(5)	2,747,300	309,786
Central Pattana PCL(5)	426,000	421,698
CH. Karnchang PCL(5)	892,200	257,507
Charoen Pokphand Foods PCL(5)	4,153,900	4,110,724
CP ALL PCL(5)	2,981,100	4,325,409
Delta Electronics (Thailand) PCL(5)	1,087,100	956,472
Electricity Generating PCL(5)	207,400	677,884
Glow Energy PCL(5)	1,063,200	1,631,605
Hana Microelectronics PCL(5)	888,200	735,919
Indorama Ventures PCL	730,000	1,305,065
IRPC PCL(5)	6,955,100	1,447,034
Italian-Thai Development PCL(5)	1,858,000	275,503
Kasikornbank PCL(5)	998,000	4,355,204
Khon Kaen Sugar Industry PCL	1,832,000	835,473
Krung Thai Bank PCL(5)	1,945,000	1,279,579
L.P.N. Development PCL(5)	1,255,000	450,304
Land & Houses PCL	1,242,800	275,235
Land & Houses PCL(5)	1,350,700	301,013
Minor International PCL(5)	2,325,270	983,065
Precious Shipping PCL(5)	258,800	161,297
Pruksa Real Estate PCL(5)	1,150,000	787,105
PTT Aromatics & Refining PCL(5)	587,652	814,131
PTT Chemical PCL(5)	308,800	1,661,895
PTT Exploration & Production PCL(5)	949,800	5,926,590
PTT PCL(5)	601,460	7,570,099
Quality House PCL(5)	5,618,700	441,315
Ratchaburi Electricity Generating Holding PCL(5)	676,000	906,591
Sahaviriya Steel Industries PCL(1)	6,249,960	282,944
Samart Corp. PCL(5)	366,600	117,422
Siam Cement PCL(5)	215,500	2,990,521
Siam City Cement PCL(5)	47,690	347,222
Siam Commercial Bank PCL(5)	1,211,000	4,713,005
Siam Makro PCL(5)	35,000	194,054
Sino Thai Engineering & Construction PCL(5)	2,479,500	1,141,003
Thai Airways International PCL(5)	1,268,700	1,629,130
Thai Beverage PCL	7,386,000	1,719,709
Thai Oil PCL(5)	712,500	2,022,281
Thai Tap Water Supply Co., Ltd	3,598,200	722,511
Thai Union Frozen Products PCL(5)	643,335	998,859
Thanachart Capital PCL(5)	417,400	426,897
Thoresen Thai Agencies PCL(5)	824,160	616,426
TMB Bank PCL(5)	13,375,900	1,039,682
Total Access Communication PCL(5)	474,800	795,290
Total Access Communication PCL	723,300	1,225,476
TPI Polene PCL	432,000	182,614
True Corp. PCL(1)(5)	7,601,500	1,275,246

		$82,717,347

Turkey — 3.5%

Adana Cimento Sanayii TAS	93,019	$348,043
Akbank TAS	1,179,133	6,129,810
Akcansa Cimento AS	56,400	291,644
Akenerji Elektrik Uretim AS(1)	308,455	777,930
Aksa Akrilik Kimya Sanayii AS	185,209	507,357
Albaraka Turk Katilim Bankasi AS	312,900	526,670
Anadolu Efes Biracilik ve Malt Sanayii AS	212,239	3,259,012
Arcelik AS	267,854	1,518,325
Asya Katilim Bankasi AS	696,000	1,378,566
Aygaz AS	69,913	519,520
Bagfas Bandirma Gubre Fabrikalari AS(1)	2,500	309,237
BIM Birlesik Magazalar AS	94,860	3,304,753
Cimsa Cimento Sanayi ve Ticaret AS	66,200	446,461
Coca-Cola Icecek AS	65,700	988,636
Dogan Sirketler Grubu Holding AS(1)	2,071,509	1,644,504
Dogan Yayin Holding AS(1)	423,304	502,959
Eczacibasi Ilac Sanayi ve Ticaret AS	356,500	609,436
Enka Insaat ve Sanayi AS	1,014,814	4,439,280
Eregli Demir ve Celik Fabrikalari TAS(1)	1,425,021	4,269,159
Ford Otomotiv Sanayi AS	94,600	961,984
Gubre Fabrikalari TAS(1)	25,300	281,737
Haci Omer Sabanci Holding AS	682,018	3,651,080
Hurriyet Gazetecilik ve Matbaacilik AS	128,238	166,988
Ihlas Holding AS(1)	636,600	772,391
Is Gayrimenkul Yatirim Ortakligi AS	395,465	480,398
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,170,360	707,099
KOC Holding AS	1,147,634	6,169,745
Koza Altin Isletmeleri AS	75,000	1,176,856
Koza Davetiyeleri(1)	123,000	438,149
Mondi Tire Kutsan Kagit Ve Ambalas Sanayii AS(1)	225,000	257,294
Petkim Petrokimya Holding AS(1)	582,661	1,012,227
Petrol Ofisi AS	93,978	425,094
Sekerbank TAS	195,000	225,798
TAV Havalimanlari Holding AS(1)	214,000	1,078,161
Tekfen Holding AS	232,717	998,399
Tofas Turk Otomobil Fabrikasi AS	117,700	676,684
Trakya Cam Sanayii AS(1)	445,491	1,089,321

See Notes to Financial Statements.
22

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)

Tupras-Turkiye Petrol Rafinerileri AS	158,370	$5,153,028
Turcas Petrolculuk AS	144,459	408,560
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	650,685	1,918,248
Turk Sise ve Cam Fabrikalari AS(1)	541,112	1,327,712
Turk Telekomunikasyon AS	678,400	3,532,659
Turkcell Iletisim Hizmetleri AS	981,300	5,804,433
Turkiye Garanti Bankasi AS	1,695,000	8,778,649
Turkiye Halk Bankasi AS	262,300	2,273,597
Turkiye Is Bankasi	1,043,807	3,690,935
Turkiye Sinai Kalkinma Bankasi AS	256,666	492,114
Turkiye Vakiflar Bankasi TAO	587,200	1,558,977
Ulker Gida Sanayi ve Ticaret AS	226,859	906,933
Yapi ve Kredi Bankasi AS(1)	601,885	1,892,626
Yazicilar Holding AS	49,200	435,889
Zorlu Enerji Elektrik Uretim AS(1)	299,054	532,465

		$91,047,532

United Arab Emirates — 1.6%

Aabar Investments (PJSC)	2,497,440	$985,921
Abu Dhabi Commercial Bank (PJSC)(1)	2,487,000	1,943,678
Abu Dhabi National Hotels	718,461	552,651
Agthia Group (PJSC)	840,000	469,320
Air Arabia	9,312,600	1,881,974
Ajman Bank (PJSC)(1)	634,400	143,358
Aldar Properties (PJSC)(1)	2,506,800	1,038,887
Amlak Finance (PJSC)(1)(3)	227,500	0
Arabtec Holding Co.(1)	9,222,875	3,603,548
Aramex (PJSC)(1)	982,500	506,441
Dana Gas(1)	17,357,790	3,166,273
DP World, Ltd.	10,564,328	7,109,000
Dubai Financial Market(1)	3,526,800	1,318,805
Dubai Investments (PJSC)	1,391,777	342,913
Dubai Islamic Bank (PJSC)	1,575,697	958,658
Emaar Properties (PJSC)	6,393,100	5,746,053
Emirates NBD (PJSC)	606,700	660,713
First Gulf Bank (PJSC)	500,420	2,504,554
Gulf Navigation Holding(1)	1,850,000	205,075
Islamic Arabic Insurance Co.(1)	860,000	201,036
National Bank of Abu Dhabi (PJSC)	1,534,366	4,726,200
Ras Al Khaimah Cement Co.(1)	2,052,000	564,405
Ras Al Khaimah Co.(1)	490,450	202,963
Ras Al Khaimah Properties (PJSC)(1)	2,244,000	244,378
Sorouh Real Estate Co.(1)	848,925	328,607
Union National Bank	1,604,284	1,604,640
Waha Capital (PJSC)	2,364,751	477,732

		$41,487,783

Vietnam — 0.7%

Baoviet Holdings	269,000	$1,192,226
Development Investment Construction Corp.	154,500	168,830
FPT Corp.	541,333	1,338,724
Gemadept Corp.(1)	312,000	439,427
Hagl JSC	542,550	1,108,430
HCM City Infrastructure Investment JSC	130,000	204,796
Hoa Phat Group JSC	710,100	1,176,566
Kim Long Securities Corp.(1)	1,377,700	647,309
Kinh Bac City Development Share Holding Corp.(1)	328,860	375,810
Kinhdo Corp.	505,750	992,745
Petrovietnam Construction JSC	630,000	425,447
PetroVietnam Drilling and Well Services JSC	364,413	900,299
PetroVietnam Fertilizer and Chemical JSC	737,000	1,272,225
Pha Lai Thermal Power JSC	483,390	208,724
Refrigeration Electrical Engineering Corp.	312,100	184,773
Saigon Securities, Inc.	882,600	878,340
Song Da Urban & Industrial Zone Investment and Development JSC	153,250	320,559
Tan Tao Investment Industry Co.(1)	1,087,300	664,488
Vietnam Construction and Import-Export JSC	621,655	601,388
Vietnam Dairy Products JSC	230,990	1,175,797
Vincom JSC(1)	440,245	2,860,297

		$17,137,200

Total Common Stocks
(identified cost $1,984,638,702)		$2,533,184,311

Corporate Bonds — 0.0%(2)

	Principal
	Amount
Security	(000’s omitted)	Value

India — 0.0%(2)

Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR 1,240	$27,811

Total Corporate Bonds
(identified cost $27,437)		$27,811

See Notes to Financial Statements.
23

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Equity-Linked Securities(6) — 0.8%

	Maturity
Security	Date	Shares	Value

Saudi Arabia — 0.8%

Al Abdullatif Industrial Investment Co.(7)	7/6/12	24,300	$168,148
Al Rajhi Bank(7)	4/30/12	93,193	1,916,565
Alinma Bank(7)	6/4/12	156,100	421,439
Almarai Co., Ltd.(7)	3/27/12	46,000	1,148,406
Arab National Bank(7)	6/4/12	59,500	527,539
Bank Albilad(7)	9/21/12	38,000	187,198
Banque Saudi Fransi(7)	4/30/12	34,584	432,046
Dar Al Arkan Real Estate Development(7)	8/13/12	185,500	446,415
Etihad Etisalat Co.(7)	4/2/12	95,862	1,370,755
Fawaz Abdulaziz Alhokair Co.(7)	4/4/12	20,000	252,253
Jabal Omar Development Co.(7)	5/3/13	61,100	261,086
Jarir Marketing Co.(7)	6/4/12	11,300	485,121
Mobile Telecommunications Co.(7)	6/4/12	295,500	545,656
National Industrialization Co.(7)	5/14/12	176,253	1,811,731
Rabigh Refining and Petrochemicals Co.(7)	4/2/12	21,500	168,833
Riyad Bank(7)	6/11/12	82,700	574,442
Sahara Petrochemical Co.(7)	11/26/12	46,000	307,264
Samba Financial Group(7)	4/30/12	65,008	962,066
Saudi Arabian Amiantit Co.(7)	6/25/12	53,100	240,354
Saudi Arabian Fertilizer Co.(7)	6/4/12	14,650	693,866
Saudi Arabian Mining Co.(7)	6/25/12	54,900	403,309
Saudi Basic Industries Corp.(7)	3/26/12	89,696	2,675,789
Saudi British Bank(7)	10/2/12	16,800	204,949
Saudi Cable Co.(7)	9/21/12	30,000	118,595
Saudi Cement Co.(7)	8/13/12	15,300	232,031
Saudi Chemical Co.(7)	11/26/12	25,900	328,386
Saudi Electricity Co.(7)	6/25/12	268,400	993,026
Saudi Industrial Investment Group(7)	6/11/12	40,000	289,584
Saudi International Petrochemicals Co.(7)	9/21/12	40,700	240,118
Saudi Kayan Petrochemical Co.(7)	6/4/12	49,000	242,048
Saudi Telecom Co.(7)	5/21/12	78,600	766,047
Savola(7)	4/20/12	115,300	843,950
Yanbu National Petrochemicals Co.(7)	1/7/13	23,900	330,599

			$20,589,614

Total Equity-Linked Securities
(identified cost $18,664,651)			$20,589,614

Investment Funds — 0.1%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	1,239,727	$2,318,289

Total Investment Funds
(identified cost $5,027,204)		$2,318,289

Rights(1) — 0.0%(2)

Security	Shares	Value

Boryszew SA	385,000	$142,125
Cia de Transmissao de Energia Electrica Paulista, Exp. 5/26/11	172	142
D.G. Khan Cement Co., Ltd., Exp. 5/28/11	210,646	9,691
Qatar National Bank, Exp. 5/8/11	39,213	393,040
Tim Participacoes SA, Exp. 5/12/11	283	36
True Corp. PCL, Exp. 6/6/11	6,575,297	671,848

Total Rights
(identified cost $0)		$1,216,882

Short-Term Investments — 0.8%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank & Trust Repurchase Agreement, dated 4/29/11, with a maturity date of 5/2/11, an interest rate of 0.01% and repurchase proceeds of $20,461,017; collateralized by $21,005,000 Federal Home Loan Mortgage Corp., 3.35% due 11/17/20 and a market value of $20,873,719	$20,461	$20,461,000

Total Short-Term Investments
(identified cost $20,461,000)		$20,461,000

Total Investments — 99.5%
(identified cost $2,028,818,994)		$2,577,797,907

Other Assets, Less Liabilities — 0.5%		$13,272,203

Net Assets — 100.0%		$2,591,070,110

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
PCL	- Public Company Ltd.
PFC Shares	- Preference Shares
INR	- Indian Rupee

See Notes to Financial Statements.
24

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $20,589,614 or 0.8% of the Fund’s net assets.

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value

Financials	26.1%	$675,010,970
Materials	12.6	326,584,010
Industrials	10.5	271,784,384
Energy	10.5	271,589,229
Telecommunication Services	10.2	262,927,826
Consumer Staples	7.7	200,469,405
Consumer Discretionary	7.5	195,491,039
Information Technology	6.5	169,689,959
Utilities	5.1	131,042,165
Health Care	1.9	49,184,938
Other	0.8	21,705,693
Investment Funds	0.1	2,318,289

Total Investments	99.5%	$2,577,797,907

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value

United States Dollar	12.5%	$323,711,458
Hong Kong Dollar	7.6	197,653,331
South Korean Won	6.7	172,623,441
South African Rand	6.3	162,099,840
Mexican Peso	6.2	161,480,149
New Taiwan Dollar	6.2	159,683,408
Indian Rupee	5.9	151,720,779
Brazilian Real	5.8	149,502,397
New Turkish Lira	3.5	91,047,532
Chilean Peso	3.2	83,703,422
Thailand Baht	3.1	80,874,196
Polish Zloty	3.1	80,193,444
Indonesian Rupiah	3.1	79,827,918
Malaysian Ringgit	3.0	77,607,577
Hungarian Forint	1.7	44,518,146
Czech Koruna	1.6	42,539,282
Kuwaiti Dinar	1.6	42,287,496
Philippine Peso	1.6	40,759,623
Moroccan Dirham	1.6	40,499,650
Qatari Riyal	1.5	39,612,862
Egyptian Pound	1.4	35,956,207
Colombian Peso	1.4	35,777,469
United Arab Emirates Dirham	1.3	34,378,783
Euro	1.1	29,150,198
Other currency, less than 1% each	8.5	220,589,299

Total Investments	99.5%	$2,577,797,907

See Notes to Financial Statements.
25

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investments, at value (identified cost, $2,028,818,994)	$2,577,797,907
Cash	1,139,010
Foreign currency, at value (identified cost, $8,093,853)	8,209,963
Dividends and interest receivable	6,781,973
Receivable for investments sold	45,865
Receivable for Fund shares sold	5,695,207
Tax reclaims receivable	12,459

Total assets	$2,599,682,384

Liabilities

Payable for investments purchased	$4,204,443
Payable for Fund shares redeemed	1,112,291
Payable to affiliates:
Investment adviser fee	1,644,538
Administration fee	310,448
Distribution and service fees	118,068
Trustees’ fees	4,208
Accrued foreign capital gains taxes	23,837
Accrued expenses	1,194,441

Total liabilities	$8,612,274

Net Assets	$2,591,070,110

Sources of Net Assets

Paid-in capital	$2,097,352,725
Accumulated net realized loss	(55,076,515)
Accumulated distributions in excess of net investment income	(309,252)
Net unrealized appreciation	549,103,152

Total	$2,591,070,110

Class A Shares

Net Assets	$479,302,747
Shares Outstanding	28,877,504
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.60
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.61

Class C Shares

Net Assets	$28,135,355
Shares Outstanding	1,715,945
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.40

Class I Shares

Net Assets	$2,083,632,008
Shares Outstanding	125,181,649
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.64

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
26

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends (net of foreign taxes, $2,064,387)	$24,675,411
Interest (net of foreign taxes, $47)	622

Total investment income	$24,676,033

Expenses

Investment adviser fee	$8,763,437
Administration fee	1,648,264
Distribution and service fees
Class A	469,297
Class C	128,883
Trustees’ fees and expenses	25,608
Custodian fee	1,624,154
Transfer and dividend disbursing agent fees	482,596
Legal and accounting services	66,478
Printing and postage	82,224
Registration fees	122,088
Stock dividend tax	603
Miscellaneous	50,936

Total expenses	$13,464,568

Net investment income	$11,211,465

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,684)	$1,825,058
Foreign currency transactions	(1,095,957)

Net realized gain	$729,101

Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $14,874)	$173,310,624
Foreign currency	146,087

Net change in unrealized appreciation (depreciation)	$173,456,711

Net realized and unrealized gain	$174,185,812

Net increase in net assets from operations	$185,397,277

See Notes to Financial Statements.
27

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$11,211,465	$14,855,950
Net realized gain (loss) from investment and foreign currency transactions	729,101	(684,361)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	173,456,711	307,991,093

Net increase in net assets from operations	$185,397,277	$322,162,682

Distributions to shareholders —
From net investment income
Class A	$(3,647,967)	$(713,599)
Class C	(101,937)	(32,419)
Class I	(20,253,048)	(8,254,564)

Total distributions to shareholders	$(24,002,952)	$(9,000,582)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$215,190,347	$147,108,580
Class C	7,715,339	7,882,273
Class I	496,717,530	660,471,185
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,710,544	602,017
Class C	74,023	21,890
Class I	12,174,958	4,741,826
Cost of shares redeemed
Class A	(34,355,953)	(65,660,576)
Class C	(4,239,896)	(6,187,470)
Class I	(179,955,914)	(167,749,862)
Issued in connection with tax-free reorganization (see Note 12)
Class A	—	50,476,946
Redemption fees	8,482	178,057

Net increase in net assets from Fund share transactions	$516,039,460	$631,884,866

Net increase in net assets	$677,433,785	$945,046,966

Net Assets

At beginning of period	$1,913,636,325	$968,589,359

At end of period	$2,591,070,110	$1,913,636,325

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(309,252)	$12,482,235

See Notes to Financial Statements.
28

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2011									Period Ended
	(Unaudited)		2010	2009		2008		2007		October 31, 2006(1)

Net asset value — Beginning of period	$15.540		$12.440	$8.290		$17.500		$11.150		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.070		$0.105	$0.121		$0.190		$0.110		$0.010
Net realized and unrealized gain (loss)	1.155		3.082	4.120		(9.216)		6.215		1.140

Total income (loss) from operations	$1.225		$3.187	$4.241		$(9.026)		$6.325		$1.150

Less Distributions

From net investment income	$(0.165)		$(0.089)	$(0.092)		$(0.087)		$—		$—
From net realized gain	—		—	—		(0.098)		—		—

Total distributions	$(0.165)		$(0.089)	$(0.092)		$(0.185)		$—		$—

Redemption fees(2)	$0.000	(3)	$0.002	$0.001		$0.001		$0.025		$0.000	(3)

Net asset value — End of period	$16.600		$15.540	$12.440		$8.290		$17.500		$11.150

Total Return(4)	7.94	%(5)	25.77%	51.81%		(52.10)%		56.95%		11.50	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$479,303		$267,040	$104,727		$74,062		$81,611		$1,451
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.42	%(7)	1.51%	1.57	%(8)	1.50	%(8)	1.50	%(8)	1.50	%(7)(8)
Net investment income	0.90	%(7)	0.77%	1.26%		1.33%		0.77%		0.32	%(7)
Portfolio Turnover	3	%(5)	8%	11%		5%		6%		6	%(5)

(1)	For the period from the start of business, June 30, 2006, to October 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02%, 0.20%, 0.52% and 9.49% of average daily net assets for the years ended October 31, 2009, 2008 and 2007 and the period ended October 31, 2006, respectively).

See Notes to Financial Statements.
29

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2011									Period Ended
	(Unaudited)		2010	2009		2008		2007		October 31, 2006(1)

Net asset value — Beginning of period	$15.310		$12.280	$8.160		$17.320		$11.120		$10.000

Income (Loss) From Operations

Net investment income (loss)(2)	$0.001		$0.020	$0.042		$0.092		$0.010		$(0.010)
Net realized and unrealized gain (loss)	1.151		3.032	4.087		(9.117)		6.190		1.130

Total income (loss) from operations	$1.152		$3.052	$4.129		$(9.025)		$6.200		$1.120

Less Distributions

From net investment income	$(0.062)		$(0.024)	$(0.010)		$(0.038)		$—		$—
From net realized gain	—		—	—		(0.098)		—		—

Total distributions	$(0.062)		$(0.024)	$(0.010)		$(0.136)		$—		$—

Redemption fees(2)	$0.000	(3)	$0.002	$0.001		$0.001		$—		$—

Net asset value — End of period	$16.400		$15.310	$12.280		$8.160		$17.320		$11.120

Total Return(4)	7.55	%(5)	24.91%	50.69%		(52.50)%		55.76%		11.20	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,135		$22,800	$16,918		$9,828		$10,218		$132
Ratios (as a percentage of average daily net assets):
Expenses(6)	2.16	%(7)	2.26%	2.32	%(8)	2.25	%(8)	2.25	%(8)	2.25	%(7)(8)
Net investment income (loss)	0.01	%(7)	0.15%	0.44%		0.65%		0.06%		(0.30	)%(7)
Portfolio Turnover	3	%(5)	8%	11%		5%		6%		6	%(5)

(1)	For the period from the start of business, June 30, 2006, to October 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02%, 0.20%, 0.52% and 9.49% of average daily net assets for the years ended October 31, 2009, 2008 and 2007 and the period ended October 31, 2006, respectively).

See Notes to Financial Statements.
30

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2011									Period Ended
	(Unaudited)		2010	2009		2008		2007		October 31, 2006(1)

Net asset value — Beginning of period	$15.580		$12.460	$8.320		$17.540		$11.150		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.083		$0.163	$0.156		$0.231		$0.160		$0.030
Net realized and unrealized gain (loss)	1.159		3.071	4.109		(9.251)		6.232		1.120

Total income (loss) from operations	$1.242		$3.234	$4.265		$(9.020)		$6.392		$1.150

Less Distributions

From net investment income	$(0.182)		$(0.116)	$(0.126)		$(0.103)		$(0.002)		$—
From net realized gain	—		—	—		(0.098)		—		—

Total distributions	$(0.182)		$(0.116)	$(0.126)		$(0.201)		$(0.002)		$—

Redemption fees(2)	$0.000	(3)	$0.002	$0.001		$0.001		$0.000	(3)	$—

Net asset value — End of period	$16.640		$15.580	$12.460		$8.320		$17.540		$11.150

Total Return(4)	7.97	%(5)	26.22%	52.15%		(51.99)%		57.34%		11.50	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,083,632		$1,623,796	$846,944		$278,147		$273,719		$15,405
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.17	%(7)	1.26%	1.33	%(8)	1.25	%(8)	1.25	%(8)	1.25	%(7)(8)
Net investment income	1.06	%(7)	1.19%	1.56%		1.62%		1.12%		0.88	%(7)
Portfolio Turnover	3	%(5)	8%	11%		5%		6%		6	%(5)

(1)	For the period from the start of business, June 30, 2006, to October 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02%, 0.20%, 0.52% and 9.49% of average daily net assets for the years ended October 31, 2009, 2008 and 2007 and the period ended October 31, 2006, respectively).

See Notes to Financial Statements.
31

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Parametric Structured Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

32

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to a two percent transaction tax on foreign currency inflows for new investments in Brazil. For the six months ended April 30, 2011, such tax amounted to $390,231 and is included in net realized gain (loss) on foreign currency.

At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $47,661,936 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($2,790,563) and October 31, 2017 ($44,871,373). A capital loss carryforward of $7,660,713 included in the amounts above is available to the Fund as a result of the reorganization on September 24, 2010 (see Note 12). Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Redemption Fees — Upon the redemption or exchange of shares by Class A or Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee.

K Repurchase Agreements — The Fund may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to its permitted investments. The terms of a repurchase agreement provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. In the event of bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result.

L Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America

33

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% from $500 million up to $1 billion, 0.775% from $1 billion up to $2.5 billion, and at reduced rates on daily net assets of $2.5 billion or more, and is payable monthly. For the six months ended April 30, 2011, the investment adviser fee amounted to $8,763,437 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2011, the administration fee amounted to $1,648,264.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2011, EVM earned $18,132 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $28,420 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2011. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2011 amounted to $469,297 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended April 30, 2011, the Fund paid or accrued to EVD $96,662 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares. At April 30, 2011, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $1,935,000.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2011 amounted to $32,221 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2011, the Fund was informed that EVD received approximately $7,000 and $3,000 of CDSCs paid by Class A and Class C shareholders, respectively.

34

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $543,893,128 and $56,700,430, respectively, for the six months ended April 30, 2011.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Class A	(Unaudited)	October 31, 2010

Sales	13,712,897	10,148,854
Issued to shareholders electing to receive payments of distributions in Fund shares	172,536	45,885
Redemptions	(2,189,508)	(4,840,686)
Issued in connection with tax-free reorganization (see Note 12)	—	3,405,956

Net increase	11,695,925	8,760,009

	Six Months Ended
	April 30, 2011	Year Ended
Class C	(Unaudited)	October 31, 2010

Sales	496,832	577,385
Issued to shareholders electing to receive payments of distributions in Fund shares	4,757	1,683
Redemptions	(274,762)	(467,599)

Net increase	226,827	111,469

	Six Months Ended
	April 30, 2011	Year Ended
Class I	(Unaudited)	October 31, 2010

Sales	31,661,919	48,396,655
Issued to shareholders electing to receive payments of distributions in Fund shares	773,504	361,144
Redemptions	(11,451,542)	(12,531,487)

Net increase	20,983,881	36,226,312

For the six months ended April 30, 2011 and year ended October 31, 2010, the Fund received $8,482 and $178,057, respectively, in redemption fees.

35

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,045,226,945

Gross unrealized appreciation	$622,821,107
Gross unrealized depreciation	(90,250,145)

Net unrealized appreciation	$532,570,962

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

10 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

36

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$55,347,591	$958,819,991		$0	$1,014,167,582
Emerging Europe	84,605,021	412,083,250		12,271	496,700,542
Latin America	498,671,292	—		—	498,671,292
Middle East/Africa	202,105,270	321,249,510		290,115	523,644,895

Total Common Stocks	$840,729,174	$1,692,152,751	*	$302,386	$2,533,184,311

Corporate Bonds	$—	$27,811		$—	$27,811
Equity-Linked Securities	—	20,589,614		—	20,589,614
Investment Funds	—	2,318,289		—	2,318,289
Rights	9,869	1,207,013		—	1,216,882
Short-Term Investments	—	20,461,000		—	20,461,000

Total Investments	$840,739,043	$1,736,756,478		$302,386	$2,577,797,907

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks

Balance as of October 31, 2010	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)*	(43,760)
Cost of purchases	—
Proceeds from sales	—
Accrued discount (premium)	—
Transfers to Level 3**	346,146
Transfers from Level 3	—

Balance as of April 30, 2011	$302,386

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2011*	$(43,760)

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

All Level 3 investments held at October 31, 2010 were valued at $0.

At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended, was not significant.

12 Reorganization

As of the close of business on September 24, 2010, the Fund acquired the net assets of Eaton Vance Emerging Markets Fund (Emerging Markets Fund) pursuant to a plan of reorganization approved by the shareholders of Emerging Markets Fund. The acquisition was accomplished by a tax-free exchange of 3,405,956 shares of Class A of the Fund (valued at $50,476,946) for the 2,044,212 shares of Class A and 561,782 shares of Class B of the Emerging Markets Fund, each outstanding on September 24, 2010. In conjunction with the reorganization, the Emerging Markets Fund received its pro rata share of cash and securities from the Emerging Markets Portfolio in a complete liquidation of its 99.9% interest therein. The investment portfolio of Emerging Markets Portfolio, with a fair value of $34,060,510 and identified cost of $26,838,935 was the principal asset acquired by the Fund. For financial

37

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from the Emerging Markets Portfolio was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $1,616,648,886. The net assets of Emerging Markets Fund at that date of $50,476,946, including $7,660,713 of accumulated net realized losses and $7,136,741 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $1,667,125,832. Assuming the acquisition had been completed on November 1, 2009, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended October 31, 2010 are as follows:

Net investment income	$14,529,356
Net realized gains	$9,874,746
Net increase in net assets resulting from operations	$329,419,800

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it was not practicable to separate the amounts of revenue and earnings of Emerging Markets Fund since September 24, 2010, through the period ended October 31, 2010.

38

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

39

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Parametric Structured Emerging Markets Fund (formerly Eaton Vance Structured Emerging Markets Fund) (the “Fund”) with Eaton Vance Management (the “Adviser”), and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser’s in-house equity research capabilities. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

40

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s expense ratio for the one-year ended September 30, 2010 as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

41

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Parametric Structured Emerging Markets Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Parametric Structured Emerging Markets Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

42

Eaton Vance
Parametric Structured Emerging Markets Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

43

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2774-6/11	SEMSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	June 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 20, 2011

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	June 20, 2011